As filed with the Securities and Exchange Commission on April 10, 2006

Registration Nos. 333-28679; 811-05626

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT B

(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

James A. Shuchart, Esq.

ING

1475 Dunwoody Drive

West Chester, PA 19380-1478

(610) 425-3563

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 28, 2006 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interests in a separate account under flexible premium deferred variable annuity contracts.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT ES II

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April 28, 2006

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This prospectus describes ING GoldenSelect ES II, a group and individual deferred combination variable annuity contract (the “Contract”) offered by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”) . The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP[1]

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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_________________________

 Please note that these portfolios are not available for Contracts offered through Smith Barney and Citicorp Investment Services.

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit
Annuitant
Annuity Start Date
Cash Surrender Value
Claim Date
Contract Date
Contract Owner
Contract Value
Contract Year
Covered Fund
Earnings Multiplier Benefit
Excluded Fund
Free Withdrawal Amount
Market Value Adjustment
Max 7 Enhanced Death Benefit
Net Investment Factor
Net Rate of Return
Quarterly Ratchet Enhanced Death Benefit
Restricted Fund
Rider Date
7% Solution Death Benefit Element
Special Fund
Standard Death Benefit

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
ING LifePay Base	MGWB Base
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Surrender Charge:

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Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

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Transfer Charge[2]	$25 per transfer, if you make more than 12 transfers in a contract year

[1]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

[2]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge[3]	$30

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

[3]	We deduct this charge on each contract anniversary and on surrender.

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Separate Account Annual Charges1

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		Enhanced Death Benefits
	Standard Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.40%	1.65%	1.95%

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[1]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge 1

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As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

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[1]

We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

Optional Rider Charges 1

Minimum Guaranteed Income Benefit rider:

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As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base [2]	0.19% of the MGIB Benefit Base [2]

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ING LifePay Minimum Guaranteed Withdrawal Benefit rider[3]:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Benefit Elected[3]
0.50% of contract value	0.13% of contract value	1.20% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Income Benefit rider and the ING LifePay Minimum Guaranteed Withdrawal Benefit rider.

[2]	Please see “Charges and Fees - Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option.”

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Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.20%	2.45%	2.75%

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If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.70%	1.95%	2.25%

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As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees, [1] and other expenses):	0.54%	1.78%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

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The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.02% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,319	[]$2,153	$2,983	$5,141
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,319	[]$2,153	$2,983	$5,141
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$519	$1,553	$2,583	$5,141

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own

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accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A — Condensed Financial Information.” The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

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The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

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1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount; the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

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Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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Financial Statements

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The statements of assets and liabilities, the related statements of operations, and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

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ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:       We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under

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your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

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Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The

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potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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THE TRUSTS AND FUNDS

You will find more detailed information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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Restricted Funds

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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

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We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

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Covered Funds, Special Funds and Excluded Funds

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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

CHARGES AND FEES

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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

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Charge Deduction Subaccount

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You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

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Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

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Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

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Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code of 1986, as amended (the “Tax Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

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For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal

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are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Benefit Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the fund’s fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

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Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit		Quarterly Ratchet Enhanced Death Benefit		Max 7 Enhanced Death Benefit
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.25%	0.003446%	1.50%	0.004141%	1.80%	0.004976%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the

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introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Earnings Multiplier Benefit Rider.”

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Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

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Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders - Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and MGIB Rate.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit (“LAPB”) Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

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Trust and Fund Expenses

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Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

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Types of Revenue Received from Affiliated Funds

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Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.
•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.
•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio
ProFunds VP

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Franklin Templeton Variable Insurance Products Trust

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If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

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Additional Compensation and Benefits Received

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Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s

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investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds are designated as “Master-Feeder”, “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

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You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

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Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

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Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death

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benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

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If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

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The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

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Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

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If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

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You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

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All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

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We will issue a Contract only if both the annuitant and the contract owner are age 80 or younger. But the Contract may not be available to all ages through all broker-dealers.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

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We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

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Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary

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with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

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Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and

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premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

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We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

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The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the

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performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•

die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

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The charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

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Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the

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MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

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The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G — “Examples of Minimum Guaranteed Income Benefit Calculation.”

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.” No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the contract value of Excluded Funds.

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The

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Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

b)	Calculation of MGIB Ratchet Benefit Base

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The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of:

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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2)

Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

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MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.
(ii)	Income for 20-30 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your

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right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

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Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or

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5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

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As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

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The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal %
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

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2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

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When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix I, Illustration 1 and 2 for examples of this concept.

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Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1)

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

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7)

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

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See Appendix I, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider

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and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix I, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Accepted Funds. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change. If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation

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Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

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If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued,

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a.

If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

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b.

If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

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1)	spousal continuation as described above;

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2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

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Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see “Federal Tax Considerations – Taxation of Distributions.”

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Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid

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Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically

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cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

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IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the

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information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

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•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

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•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

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Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

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Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the

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case of the transactions described below.

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Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

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Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either

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the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designed as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund

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category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

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Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

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Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

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Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designed as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

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The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)

the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

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Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:
a)	3 times all premium payments, adjusted for withdrawals (the “cap”); and
b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

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Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from

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the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the

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benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

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If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

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We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

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If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death

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benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of ING LifePay Rider on Death Benefit

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider- Death or Change of Owner/Annuitant” for a description of the impact of the owner’s death on the ING LifePay rider.

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If you die during Lifetime Automatic Periodic Benefit Status, payments will stop.. No other death benefit is payable. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

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THE ANNUITY OPTIONS

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

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Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

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A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

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The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you

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do not choose an annuity option, we will select this option with a 10-year period certain for you.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)

For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

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Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

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You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could

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exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

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DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

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•	Marketing allowances;

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•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and
•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders

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offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

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ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

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The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Taxation of Non-Qualified Contracts

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Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your Contract as necessary in order to do so..

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

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Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

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General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider while in Guaranteed Withdrawal Status), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to your under the ING LifePay Rider while in Automatic Periodic Benefit Status as annuity payments rather than withdrawals. See “Taxation of Annuity Payments” below.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

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•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit

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(including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

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Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan

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participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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Direct Rollovers

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If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

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Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

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Individual Retirement Annuities – General

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Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

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•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

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Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to

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a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

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Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the

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Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

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Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

•	Riders:

•

Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

•

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Tax Sheltered Annuities – Distributions
All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

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Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

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Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

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Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their

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interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
The Administrator
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
IRA Partial Withdrawal Option
Other Information

Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

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_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.97	$10.71	$8.44	$10.00
Value at end of period	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	512,777	510,227	355,401	69,607
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.74	$13.85	$10.00
Value at end of period	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,467,553	3,098,913	2,275,054	478,395	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.47	$8.33	$6.37	$9.27	$10.00
Value at end of period	$8.81	$8.47	$8.33	$6.37	$9.27
Number of accumulation units outstanding at end of period	3,500,743	4,075,492	3,326,845	523,176	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41	$12.49	$10.00
Value at end of period	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41	$12.49
Number of accumulation units outstanding at end of period	4,042,405	4,750,522	5,531,902	5,368,761	6,450,280	6,881,891	5,870,533	3,297,314	438,636	38,037
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.90	$10.99	$10.00
Value at end of period	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	10,360,815	6,533,086	1,032,491

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.77	$10.00
Value at end of period	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.59	$11.62	$10.00
Value at end of period	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	5,984,403	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	857,118
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88	$11.84	$10.00
Value at end of period	$18.81	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88	$11.84
Number of accumulation units outstanding at end of period	4,019,716	5,002,600	5,701,159	5,592,680	7,129,680	6,884,892	5,053,919	2,476,498	559,014	227,347
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.94	$10.15	$7.53	$10.02	$10.55	$10.00
Value at end of period	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55
Number of accumulation units outstanding at end of period	5,419,951	6,407,947	6,231,900	4,513,818	3,900,663	2,138,069
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,654
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.98	$18.52	$15.00	$18.34	$19.46	$18.14	$18.31	$18.28	$14.57	$13.36
Value at end of period	$20.75	$20.98	$18.52	$15.00	$18.34	$19.46	$18.14	$18.31	$18.28	$14.57
Number of accumulation units outstanding at end of period	1,425,053	1,980,577	2,181,501	2,314,069	2,404,425	2,586,368	1,825,971	1,415,540	469,649	249,994
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.91	$10.00
Value at end of period	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,770,932	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.49	$9.79
Value at end of period	$10.75	$10.49
Number of accumulation units outstanding at end of period	26,871	13,651

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.65	$9.52	$7.23	$9.09	$9.88	$10.00
Value at end of period	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88
Number of accumulation units outstanding at end of period	6,237,950	2,675,497	2,137,834	1,436,694	685,331	290,230
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.39
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	9,537
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	24,286
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28	$20.57	$19.65	$14.96
Value at end of period	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28	$20.57	$19.65
Number of accumulation units outstanding at end of period	1,542,661	964,040	742,286	575,255	295,871	309,819	355,052	258,034	90,379	43,232
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.10	$6.46	$4.65	$7.62	$10.00
Value at end of period	$7.14	$7.10	$6.46	$4.65	$7.62
Number of accumulation units outstanding at end of period	1,262,439	1,260,749	976,839	387,487	47,818
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90	$10.28
Value at end of period	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90
Number of accumulation units outstanding at end of period	2,837,858	3,629,884	3,949,927	4,449,069	5,060,321	5,535,477	4,666,041	2,422,075	90,783
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.41	$9.01	$6.08	$8.32	$8.89	$10.00
Value at end of period	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89
Number of accumulation units outstanding at end of period	868,501	778,230	856,121	464,523	368,091	121,670
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28	$10.00
Value at end of period	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Number of accumulation units outstanding at end of period	3,298,670	2,479,088	2,328,297	1,975,891	2,270,962	2,014,772	2,133,907	417,221
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.89	$11.87	$10.00
Value at end of period	$15.04	$13.89	$11.87
Number of accumulation units outstanding at end of period	851,235	629,067	75,922

CFI 4

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.38	$7.85	$10.00
Value at end of period	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,821,293	1,519,167	824,986	169,670
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	81,336
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.37	$10.64	$8.22	$10.00
Value at end of period	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	3,309,450	1,748,507	506,335	72,898
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.56	$8.52	$7.05	$8.87	$9.94	$10.00
Value at end of period	$10.00	$9.56	$8.52	$7.05	$8.87	$9.94
Number of accumulation units outstanding at end of period	4,471,159	3,555,247	2,887,495	1,676,923	1,073,857	274,785
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.13
Value at end of period	$11.97	$11.26
Number of accumulation units outstanding at end of period	6,471,802	2,006,309
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.04
Value at end of period	$11.74	$11.14
Number of accumulation units outstanding at end of period	15,847,602	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.97	$10.02
Value at end of period	$11.44	$10.97
Number of accumulation units outstanding at end of period	14,592,583	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.83	$10.06
Value at end of period	$11.25	$10.83
Number of accumulation units outstanding at end of period	7,125,546	3,622,165
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77	$15.91	$15.13	$14.71
Value at end of period	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77	$15.91	$15.13
Number of accumulation units outstanding at end of period	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602	3,621,501	2,938,050	1,557,946	133,461	46,293

CFI 6

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33	$13.83	$13.35	$12.89
Value at end of period	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33	$13.83	$13.35
Number of accumulation units outstanding at end of period	5,498,848	5,672,311	7,879,356	12,089,343	14,053,316	14,214,982	13,701,796	3,587,644	353,076	84,960
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	1,279,162	1,504,119	1,526,538	1,177,892	952,473	539,461
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	12,645
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03	$11.42	$10.00
Value at end of period	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03	$11.42
Number of accumulation units outstanding at end of period	9,249,375	10,491,049	11,921,200	12,372,395	16,739,731	18,211,995	14,289,972	3,293,705	343,006	0
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	1,361,072
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.94	$9.98	$7.97	$10.00
Value at end of period	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,467,824	273,908	158,396	44,773
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.91	$10.83	$8.37	$10.00
Value at end of period	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	355,798	405,741	289,419	93,268
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70	$13.21
Value at end of period	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70
Number of accumulation units outstanding at end of period	3,607,091	4,806,358	5,278,479	5,485,147	6,612,249	7,313,425	4,873,150	1,905,009	177,125	28,223
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51	$12.05
Value at end of period	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51
Number of accumulation units outstanding at end of period	7,790,025	8,667,716	9,215,693	9,138,045	9,253,396	9,222,565	8,274,090	3,982,961	286,032	0

CFI 8

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	1,446,986
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	403,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 1997)
Value at beginning of period	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93	$13.10
Value at end of period	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93
Number of accumulation units outstanding at end of period	3,895,256	4,647,975	5,432,937	5,913,309	7,316,946	8,149,686	6,431,949	3,902,975	268,126	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87	$11.96	$11.55
Value at end of period	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87	$11.96
Number of accumulation units outstanding at end of period	5,880,636	5,917,199	5,369,915	4,410,375	1,669,195	1,224,547	753,003	396,067	10,655	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.13	$10.82
Number of accumulation units outstanding at end of period	8,674,427	9,413,696
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	7,692,715
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.67	$10.82	$10.00
Value at end of period	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	1,404,961	1,127,028	100,971
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.45	$11.71	$8.55	$11.65	$11.59	$10.00
Value at end of period	$12.83	$12.45	$11.71	$8.55	$11.65	$11.59

CFI 10

Number of accumulation units outstanding at end of period	3,224,773	3,905,541	4,510,818	3,519,150	4,280,223	2,182,516

CFI 11

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97	$14.88	$11.67	$10.55	$9.53
Value at end of period	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97	$14.88	$11.67	$10.55
Number of accumulation units outstanding at end of period	1,908,440	2,183,115	2,320,224	1,965,665	1,757,559	1,348,844	676,402	610,300	443,665	231,774
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66	$17.29	$15.07
Value at end of period	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66	$17.29
Number of accumulation units outstanding at end of period	7,736,987	6,834,477	6,071,997	5,326,019	4,592,780	3,264,322	2,546,589	1,628,158	414,805	173,475
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94	$20.55	$17.75	$16.55
Value at end of period	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94	$20.55	$17.75
Number of accumulation units outstanding at end of period	4,330,653	4,187,985	3,283,741	2,796,774	3,366,042	2,309,478	2,014,454	800,490	255,396	150,732
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.24	$8.45	$7.26
Value at end of period	$9.71	$9.24	$8.45
Number of accumulation units outstanding at end of period	1,439,257	1,326,546	870,957
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	333,809
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.09	$9.54	$7.82	$10.00
Value at end of period	$11.45	$10.09	$9.54	$7.82
Number of accumulation units outstanding at end of period	679,106	474,118	349,933	124,181
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.23	$11.01	$8.85	$10.00
Value at end of period	$13.43	$12.23	$11.01	$8.85
Number of accumulation units outstanding at end of period	2,467,075	1,394,309	758,774	220,958

CFI 12

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09	$15.69	$13.19
Value at end of period	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09	$15.69
Number of accumulation units outstanding at end of period	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571	8,035,274	7,496,161	4,591,471	853,473	355,191
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74	$25.48	$21.04	$15.78
Value at end of period	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74	$25.48	$21.04
Number of accumulation units outstanding at end of period	1,718,845	1,657,594	1,388,196	1,167,176	887,731	1,006,919	534,577	436,867	135,993	42,710
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10	$10.00
Value at end of period	$11.77	$11.10
Number of accumulation units outstanding at end of period	842,640	175,178
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.15	$6.63	$5.21	$7.02	$8.75	$10.00
Value at end of period	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75
Number of accumulation units outstanding at end of period	833,236	820,622	797,575	467,247	306,137	110,552
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	2,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.76	$8.98	$10.00
Value at end of period	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.04
Value at end of period	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,371,262	437,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$10.06
Value at end of period	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,076,172	424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.48	$11.13	$10.64	$10.00
Value at end of period	$11.65	$11.48	$11.13	$10.64

CFI 14

Number of accumulation units outstanding at end of period	3,506,748	2,682,543	1,026,869	719,279

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.52	$7.15
Value at end of period	$8.17	$7.52
Number of accumulation units outstanding at end of period	457,358	440,238
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,164,620	2,126,799	1,851,941	774,557	180,638
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	309,726
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1995)
Value at beginning of period	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50	$22.05	$17.34	$14.63
Value at end of period	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50	$22.05	$17.34
Number of accumulation units outstanding at end of period	1,732,179	2,135,530	2,581,561	2,929,610	3,606,212	3,626,696	2,412,721	1,342,756	312,229	174,592
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.98
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	435
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.31	$10.35	$8.05	$10.23	$11.72	$13.13	$11.11	$10.00
Value at end of period	$11.54	$11.31	$10.35	$8.05	$10.23	$11.72	$13.13	$11.11
Number of accumulation units outstanding at end of period	2,243,290	2,997,632	3,653,649	4,911,149	5,825,877	6,006,923	4,797,771	1,527,698
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.23	$9.37	$10.00
Value at end of period	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	1,016,831	834,452	98,866

CFI 16

CFI 17

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.68	$10.15	$7.21	$9.43	$10.00
Value at end of period	$11.84	$11.68	$10.15	$7.21	$9.43
Number of accumulation units outstanding at end of period	1,551,353	2,559,414	2,307,338	1,755,934	1,134,989

CFI 18

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.45%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 1998)
Value at beginning of period	$11.95	$10.70	$8.44	$10.00
Value at end of period	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	711,517	840,926	567,796	132,019
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.72	$13.85	$10.00
Value at end of period	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39
Value at end of period	$14.25
Number of accumulation units outstanding at end of period	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	2,766,838	3,518,649	2,445,416	321,872	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$8.45	$8.32	$6.37	$9.27	$10.00
Value at end of period	$8.79	$8.45	$8.32	$6.37	$9.27
Number of accumulation units outstanding at end of period	3,713,333	4,695,878	3,789,443	534,403	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$19.51	$16.56	$10.06	$14.59	$17.17	$20.13
Value at end of period	$20.55	$19.51	$16.56	$10.06	$14.59	$17.17
Number of accumulation units outstanding at end of period	2,359,895	3,025,948	2,956,816	1,918,853	1,780,512	1,239,023
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.99	$10.00
Value at end of period	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.88	$10.77	$10.00
Value at end of period	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	11,085,752	10,547,830	1,864,132

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.58	$11.62	$10.00
Value at end of period	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	4,245,594	3,292,334	641,852
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	613,541
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$19.18	$18.11	$13.09	$17.82	$18.35	$23.69
Value at end of period	$18.72	$19.18	$18.11	$13.09	$17.82	$18.35
Number of accumulation units outstanding at end of period	3,135,035	3,780,122	3,883,332	2,986,430	2,714,045	1,586,595
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.91	$10.13	$7.52	$10.01	$10.54	$10.00
Value at end of period	$11.42	$10.91	$10.13	$7.52	$10.01	$10.54
Number of accumulation units outstanding at end of period	8,078,575	9,668,725	9,374,553	6,465,467	4,561,875	1,537,946
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	13,666
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.85	$18.41	$14.92	$18.25	$19.38	$17.48
Value at end of period	$20.61	$20.85	$18.41	$14.92	$18.25	$19.38
Number of accumulation units outstanding at end of period	941,748	1,272,573	1,303,905	1,201,589	833,753	472,034
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90	$9.95
Value at end of period	$10.78	$9.90
Number of accumulation units outstanding at end of period	2,117,858	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.48	$9.70
Value at end of period	$10.74	$10.48
Number of accumulation units outstanding at end of period	44,527	67,584
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$11.62	$9.50	$7.22	$9.09	$9.88	$10.00
Value at end of period	$13.39	$11.62	$9.50	$7.22	$9.09	$9.88
Number of accumulation units outstanding at end of period	6,072,495	3,545,777	2,850,229	1,947,601	959,092	131,431

CFI 20

CFI 21

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	11,266
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.36
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	829
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$21.93	$20.91	$13.94	$14.03	$16.20	$16.12
Value at end of period	$29.76	$21.93	$20.91	$13.94	$14.03	$16.20
Number of accumulation units outstanding at end of period	1,634,532	1,054,905	826,628	436,185	144,214	57,353
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$7.09	$6.45	$4.64	$7.61	$10.00
Value at end of period	$7.12	$7.09	$6.45	$4.64	$7.61
Number of accumulation units outstanding at end of period	1,697,997	1,916,723	1,534,119	519,244	89,535
ING INTERNATIONAL PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$10.52	$9.15	$7.19	$8.70	$11.43	$15.02
Value at end of period	$11.46	$10.52	$9.15	$7.19	$8.70	$11.43
Number of accumulation units outstanding at end of period	1,763,918	2,088,276	2,278,889	1,834,152	1,624,384	1,257,278
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$10.39	$9.00	$6.07	$8.32	$8.89	$10.00
Value at end of period	$11.83	$10.39	$9.00	$6.07	$8.32	$8.89
Number of accumulation units outstanding at end of period	1,083,146	1,253,308	934,004	610,059	538,057	76,347
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.43	$8.99	$6.22	$7.07	$7.57	$11.66
Value at end of period	$13.86	$10.43	$8.99	$6.22	$7.07	$7.57
Number of accumulation units outstanding at end of period	3,050,097	2,350,722	1,925,674	1,365,017	1,495,431	760,058
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.88	$11.87	$10.00
Value at end of period	$15.02	$13.88	$11.87
Number of accumulation units outstanding at end of period	521,950	659,600	77,955
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.63	$10.37	$7.84	$10.00
Value at end of period	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	1,822,537	2,268,707	1,251,726	209,858

CFI 22

CFI 23

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	87,047
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$12.35	$10.63	$8.22	$10.00
Value at end of period	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	2,771,237	2,654,772	502,551	106,211
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.54	$8.50	$7.04	$8.87	$9.94	$10.00
Value at end of period	$9.97	$9.54	$8.50	$7.04	$8.87	$9.94
Number of accumulation units outstanding at end of period	5,050,607	5,139,893	4,499,898	2,831,575	1,698,201	170,460
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.04
Value at end of period	$11.96	$11.26
Number of accumulation units outstanding at end of period	3,909,344	2,380,908
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.07
Value at end of period	$11.73	$11.14
Number of accumulation units outstanding at end of period	7,179,799	5,042,206
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.96	$9.99
Value at end of period	$11.43	$10.96
Number of accumulation units outstanding at end of period	5,777,166	4,315,877
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$9.80
Value at end of period	$11.24	$10.82
Number of accumulation units outstanding at end of period	2,883,899	2,025,448
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.20	$20.22	$19.95	$18.88	$17.60	$16.56
Value at end of period	$20.24	$20.20	$20.22	$19.95	$18.88	$17.60
Number of accumulation units outstanding at end of period	2,089,838	2,758,488	4,019,585	3,840,533	2,416,706	849,473
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$15.47	$15.55	$15.66	$15.67	$15.31	$14.70
Value at end of period	$15.67	$15.47	$15.55	$15.66	$15.67	$15.31
Number of accumulation units outstanding at end of period	5,927,359	6,868,172	9,522,307	10,877,063	12,017,917	7,270,477

CFI 24

CFI 25

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$11.29	$10.42	$8.06	$10.62	$11.26	$10.00
Value at end of period	$11.74	$11.29	$10.42	$8.06	$10.62	$11.26
Number of accumulation units outstanding at end of period	1,790,946	2,121,046	2,060,651	1,674,081	1,224,296	313,828
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$15.19	$13.71	$10.48	$15.10	$21.96	$29.12
Value at end of period	$16.31	$15.19	$13.71	$10.48	$15.10	$21.96
Number of accumulation units outstanding at end of period	6,003,474	6,723,135	6,824,703	5,599,657	6,476,226	4,730,311
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	1,396,185
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.92	$9.97	$7.97	$10.00
Value at end of period	$11.87	$10.92	$9.97	$7.97
Number of accumulation units outstanding at end of period	1,781,693	289,685	237,787	27,664
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.89	$10.82	$8.37	$10.00
Value at end of period	$12.34	$11.89	$10.82	$8.37
Number of accumulation units outstanding at end of period	468,420	488,821	392,802	91,571
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.89	$21.95	$16.01	$31.73	$42.16	$38.56
Value at end of period	$25.29	$24.89	$21.95	$16.01	$31.73	$42.16
Number of accumulation units outstanding at end of period	2,854,809	3,551,098	3,776,334	3,084,372	3,144,090	1,992,588
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.13	$22.03	$19.15	$20.47	$20.68	$17.46
Value at end of period	$24.47	$24.13	$22.03	$19.15	$20.47	$20.68
Number of accumulation units outstanding at end of period	6,154,565	7,209,493	6,645,212	4,962,123	3,612,214	1,350,560
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	1,762,551
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.23
Value at end of period	$13.66

CFI 26

Number of accumulation units outstanding at end of period	160,069

CFI 27

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1993)
Value at beginning of period	$20.58	$18.50	$15.07	$20.35	$26.30	$26.94
Value at end of period	$21.45	$20.58	$18.50	$15.07	$20.35	$26.30
Number of accumulation units outstanding at end of period	2,346,404	2,649,538	2,836,831	2,475,752	2,427,133	1,500,906
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$13.50	$13.06	$12.65	$11.81	$11.70	$11.44
Value at end of period	$13.63	$13.50	$13.06	$12.65	$11.81	$11.70
Number of accumulation units outstanding at end of period	6,258,247	7,272,611	6,415,052	4,516,490	1,400,922	381,139
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.12	$10.82
Number of accumulation units outstanding at end of period	6,765,562	8,744,441
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	7,322,119
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.66	$10.81	$10.00
Value at end of period	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	1,451,243	1,431,091	192,028
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$12.42	$11.68	$8.54	$11.64	$11.59	$10.00
Value at end of period	$12.79	$12.42	$11.68	$8.54	$11.64	$11.59
Number of accumulation units outstanding at end of period	4,573,149	5,611,904	5,835,012	4,205,151	3,977,598	1,200,520
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.14	$18.42	$13.71	$17.43	$20.08	$22.29
Value at end of period	$21.81	$20.14	$18.42	$13.71	$17.43	$20.08
Number of accumulation units outstanding at end of period	2,442,312	2,907,288	2,876,283	2,246,289	1,775,926	965,140
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$39.32	$34.21	$27.72	$27.99	$25.84	$20.89
Value at end of period	$41.75	$39.32	$34.21	$27.72	$27.99	$25.84

CFI 28

Number of accumulation units outstanding at end of period	6,790,538	7,138,949	5,743,181	4,380,117	2,279,908	507,008

CFI 29

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$28.33	$25.02	$20.28	$23.71	$23.74	$20.18
Value at end of period	$29.01	$28.33	$25.02	$20.28	$23.71	$23.74
Number of accumulation units outstanding at end of period	4,138,394	4,592,038	3,297,900	2,137,260	1,599,946	470,889
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.22	$8.44	$7.25
Value at end of period	$9.68	$9.22	$8.44
Number of accumulation units outstanding at end of period	1,664,554	1,750,578	1,411,580
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.17
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	55,883
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	133,887
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.08	$9.53	$7.82	$10.00
Value at end of period	$11.43	$10.08	$9.53	$7.82
Number of accumulation units outstanding at end of period	860,339	668,027	566,448	115,969
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$12.22	$11.00	$8.84	$10.00
Value at end of period	$13.40	$12.22	$11.00	$8.84
Number of accumulation units outstanding at end of period	1,684,842	1,290,721	885,643	255,324
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$25.63	$22.79	$18.08	$21.53	$24.81	$25.53
Value at end of period	$27.80	$25.63	$22.79	$18.08	$21.53	$24.81
Number of accumulation units outstanding at end of period	2,551,630	2,712,774	2,615,475	1,951,607	1,737,220	1,073,372
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$51.28	$37.77	$27.82	$28.18	$26.44	$20.64
Value at end of period	$59.02	$51.28	$37.77	$27.82	$28.18	$26.44
Number of accumulation units outstanding at end of period	1,530,874	1,897,527	1,439,332	947,489	414,152	211,380

CFI 30

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.03
Value at end of period	$11.76	$11.09
Number of accumulation units outstanding at end of period	900,390	196,570
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 1995)
Value at beginning of period	$7.14	$6.62	$5.20	$7.02	$8.75	$10.00
Value at end of period	$7.34	$7.14	$6.62	$5.20	$7.02	$8.75
Number of accumulation units outstanding at end of period	1,265,019	1,385,809	1,303,851	859,281	479,640	169,871
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.13
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	1,417
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.74	$8.97	$10.00
Value at end of period	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	1,565,900	2,210,160	1,239,109
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.76	$11.13	$10.00
Value at end of period	$13.94	$12.76	$11.13
Number of accumulation units outstanding at end of period	881,061	1,090,890	317,218
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.83	$11.53	$10.00
Value at end of period	$14.63	$13.83	$11.53
Number of accumulation units outstanding at end of period	718,707	892,876	255,326
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.46	$11.12	$10.64	$10.00
Value at end of period	$11.63	$11.46	$11.12	$10.64
Number of accumulation units outstanding at end of period	4,187,265	2,689,507	897,486	665,314
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.50	$7.13
Value at end of period	$8.15	$7.50
Number of accumulation units outstanding at end of period	658,676	725,386
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$6.82	$6.30	$4.62	$8.33	$10.00
Value at end of period	$7.32	$6.82	$6.30	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,459,626	2,646,721	2,408,687	1,042,746	268,186

CFI 32

CFI 33

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.70
Value at end of period	$9.16
Number of accumulation units outstanding at end of period	502,323
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1993)
Value at beginning of period	$21.45	$19.33	$14.96	$21.46	$25.03	$29.44
Value at end of period	$22.38	$21.45	$19.33	$14.96	$21.46	$25.03
Number of accumulation units outstanding at end of period	1,362,894	1,625,886	1,900,374	1,951,375	1,862,499	1,210,622
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$11.27	$10.32	$8.03	$10.21	$11.70	$12.52
Value at end of period	$11.49	$11.27	$10.32	$8.03	$10.21	$11.70
Number of accumulation units outstanding at end of period	1,228,776	1,511,542	1,818,112	2,241,996	2,222,192	1,178,840
PROFUND VP BULL
(Fund first available during January 1996)
Value at beginning of period	$8.84	$8.25	$6.66	$8.89	$10.00
Value at end of period	$8.95	$8.84	$8.25	$6.66	$8.89
Number of accumulation units outstanding at end of period	2,472,451	3,671,891	3,673,934	1,271,888	267,236
PROFUND VP EUROPE 30
(Fund first available during January 1996)
Value at beginning of period	$9.31	$8.27	$6.05	$8.26	$10.00
Value at end of period	$9.92	$9.31	$8.27	$6.05	$8.26
Number of accumulation units outstanding at end of period	603,121	795,586	786,491	1,365,500	568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.22	$9.36	$10.00
Value at end of period	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	766,103	1,079,664	214,510
PROFUND VP SMALL CAP
(Fund first available during January 1996)
Value at beginning of period	$11.66	$10.14	$7.21	$9.43	$10.00
Value at end of period	$11.82	$11.66	$10.14	$7.21	$9.43
Number of accumulation units outstanding at end of period	1,777,421	2,889,878	3,015,456	1,133,339	403,215

CFI 34

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.55%

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.92	$10.68	$8.43	$10.00
Value at end of period	$11.60	$11.92	$10.68	$8.43
Number of accumulation units outstanding at end of period	160,751	78,941	57,779	28,020
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.70	$13.84	$10.00
Value at end of period	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.96	$10.01	$7.82	$9.58	$10.00
Value at end of period	$11.39	$10.96	$10.01	$7.82	$9.58
Number of accumulation units outstanding at end of period	855,634	629,373	591,447	185,665	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.42	$8.30	$6.36	$9.27	$10.00
Value at end of period	$8.75	$8.42	$8.30	$6.36	$9.27
Number of accumulation units outstanding at end of period	371,657	491,976	502,112	219,815	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$19.34	$16.43	$9.99	$14.51	$17.09	$20.94	$16.94	$15.36	$12.47	$10.00
Value at end of period	$20.35	$19.34	$16.43	$9.99	$14.51	$17.09	$20.94	$16.94	$15.36	$12.47
Number of accumulation units outstanding at end of period	2,963,804	3,525,160	4,192,754	4,478,810	5,716,524	6,622,519	6,210,698	3,474,460	1,288,333	173,758
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.87	$10.98	$10.00
Value at end of period	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	3,854,889	1,210,125	397,600
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.77	$10.00
Value at end of period	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	4,655,665	1,165,893	388,436

CFI 35

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.56	$11.61	$10.00
Value at end of period	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	1,989,030	520,072	137,440
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	352,010
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$19.01	$17.97	$13.00	$17.71	$18.26	$22.68	$15.30	$12.84	$11.82	$10.00
Value at end of period	$18.53	$19.01	$17.97	$13.00	$17.71	$18.26	$22.68	$15.30	$12.84	$11.82
Number of accumulation units outstanding at end of period	2,668,389	3,112,022	3,768,841	4,048,976	4,908,965	5,436,275	4,514,345	3,086,639	2,049,765	1,316,663
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.86	$10.09	$7.50	$9.99	$10.53	$10.00
Value at end of period	$11.35	$10.86	$10.09	$7.50	$9.99	$10.53
Number of accumulation units outstanding at end of period	2,164,626	2,378,439	2,408,098	2,128,387	1,783,085	770,213
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	1,991
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.67	$18.27	$14.82	$18.15	$19.29	$18.01	$18.20	$18.20	$14.53	$13.34
Value at end of period	$20.41	$20.67	$18.27	$14.82	$18.15	$19.29	$18.01	$18.20	$18.20	$14.53
Number of accumulation units outstanding at end of period	1,378,373	1,591,354	1,905,659	2,133,007	2,428,124	2,589,777	2,709,066	2,736,311	1,793,172	1,052,064
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90	$9.95
Value at end of period	$10.76	$9.90
Number of accumulation units outstanding at end of period	431,426	38,044
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$10.48	$10.00
Value at end of period	$10.72	$10.48
Number of accumulation units outstanding at end of period	18,300	1,868
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.57	$9.47	$7.21	$9.08	$9.87	$10.00
Value at end of period	$13.32	$11.57	$9.47	$7.21	$9.08	$9.87
Number of accumulation units outstanding at end of period	2,687,106	580,268	492,657	504,098	261,790	185,852

CFI 36

CFI 37

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	2,293
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	3,063
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$21.61	$20.62	$13.76	$13.87	$16.03	$17.09	$14.07	$20.29	$19.42	$14.80
Value at end of period	$29.30	$21.61	$20.62	$13.76	$13.87	$16.03	$17.09	$14.07	$20.29	$19.42
Number of accumulation units outstanding at end of period	930,199	538,575	549,898	561,649	458,820	598,435	696,930	609,087	637,191	341,711
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.06	$6.44	$4.64	$7.61	$10.00
Value at end of period	$7.09	$7.06	$6.44	$4.64	$7.61
Number of accumulation units outstanding at end of period	307,359	152,528	228,338	109,776	36,477
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.43	$9.08	$7.14	$8.65	$11.37	$15.59	$10.32	$9.95	$10.34	$10.00
Value at end of period	$11.35	$10.43	$9.08	$7.14	$8.65	$11.37	$15.59	$10.32	$9.95	$10.34
Number of accumulation units outstanding at end of period	1,222,098	1,424,650	1,583,400	1,745,092	2,043,470	2,474,741	1,959,321	680,861	36,098	0
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.34	$8.97	$6.06	$8.31	$8.89	$10.00
Value at end of period	$11.77	$10.34	$8.97	$6.06	$8.31	$8.89
Number of accumulation units outstanding at end of period	310,078	197,494	240,606	162,394	158,129	85,716
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.36	$8.93	$6.19	$7.04	$7.55	$11.58	$7.27	$10.00
Value at end of period	$13.75	$10.36	$8.93	$6.19	$7.04	$7.55	$11.58	$7.27
Number of accumulation units outstanding at end of period	1,806,293	1,216,614	1,347,745	1,372,717	1,610,890	991,863	926,115	82,414
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.86	$11.87	$10.00
Value at end of period	$14.99	$13.86	$11.87
Number of accumulation units outstanding at end of period	207,419	79,950	11,753
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.36	$7.84	$10.00
Value at end of period	$13.11	$13.63	$10.36	$7.84
Number of accumulation units outstanding at end of period	472,909	233,264	99,605	31,084

CFI 38

CFI 39

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	55,059
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.32	$10.61	$8.22	$10.00
Value at end of period	$13.99	$12.32	$10.61	$8.22
Number of accumulation units outstanding at end of period	991,309	175,207	108,890	33,208
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.50	$8.48	$7.03	$8.86	$9.94	$10.00
Value at end of period	$9.92	$9.50	$8.48	$7.03	$8.86	$9.94
Number of accumulation units outstanding at end of period	1,709,206	699,820	754,836	719,851	470,484	88,531
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$9.73
Value at end of period	$11.94	$11.25
Number of accumulation units outstanding at end of period	5,408,751	207,986
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.17
Value at end of period	$11.71	$11.13
Number of accumulation units outstanding at end of period	7,771,106	413,898
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.95	$10.09
Value at end of period	$11.41	$10.95
Number of accumulation units outstanding at end of period	6,745,383	511,128
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$9.80
Value at end of period	$11.22	$10.82
Number of accumulation units outstanding at end of period	2,363,549	203,560
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.94	$19.98	$19.73	$18.69	$17.45	$16.45	$16.52	$15.70	$14.95	$14.56
Value at end of period	$19.96	$19.94	$19.98	$19.73	$18.69	$17.45	$16.45	$16.52	$15.70	$14.95
Number of accumulation units outstanding at end of period	1,251,815	1,693,679	2,413,916	3,063,486	2,547,141	1,769,356	1,835,681	1,121,401	462,583	349,417
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$15.29	$15.39	$15.51	$15.54	$15.19	$14.55	$14.11	$13.65	$13.19	$12.76
Value at end of period	$15.47	$15.29	$15.39	$15.51	$15.54	$15.19	$14.55	$14.11	$13.65	$13.19
Number of accumulation units outstanding at end of period	3,236,339	2,859,998	3,967,468	5,577,967	7,210,822	5,535,947	7,668,618	2,964,038	1,132,057	383,231

CFI 40

CFI 41

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.24	$10.38	$8.04	$10.60	$11.25	$10.00
Value at end of period	$11.67	$11.24	$10.38	$8.04	$10.60	$11.25
Number of accumulation units outstanding at end of period	418,082	477,225	565,048	590,391	533,884	198,869
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.06	$13.60	$10.41	$15.01	$21.86	$28.46	$16.22	$12.99	$11.40	$10.00
Value at end of period	$16.15	$15.06	$13.60	$10.41	$15.01	$21.86	$28.46	$16.22	$12.99	$11.40
Number of accumulation units outstanding at end of period	5,390,136	6,191,793	7,363,429	8,151,064	11,192,041	13,563,138	11,168,535	2,452,150	763,169	0
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	229,089
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.89	$9.96	$7.97	$10.00
Value at end of period	$11.83	$10.89	$9.96	$7.97
Number of accumulation units outstanding at end of period	331,262	31,998	30,926	18,057
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.86	$10.80	$8.36	$10.00
Value at end of period	$12.30	$11.86	$10.80	$8.36
Number of accumulation units outstanding at end of period	114,574	78,887	78,050	69,302
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$24.63	$21.75	$15.88	$31.50	$41.89	$39.34	$22.31	$18.45	$15.66	$13.19
Value at end of period	$25.00	$24.63	$21.75	$15.88	$31.50	$41.89	$39.34	$22.31	$18.45	$15.66
Number of accumulation units outstanding at end of period	2,382,629	2,883,722	3,416,000	3,781,798	4,965,396	5,926,553	3,717,261	1,527,665	518,640	56,163
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$23.88	$21.83	$18.99	$20.33	$20.55	$17.91	$17.60	$16.02	$13.46	$12.03
Value at end of period	$24.19	$23.88	$21.83	$18.99	$20.33	$20.55	$17.91	$17.60	$16.02	$13.46
Number of accumulation units outstanding at end of period	4,628,389	4,961,026	5,459,084	5,740,870	6,331,856	6,431,976	6,739,205	3,973,034	746,754	0
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	704,604
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	130,405

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 1997)
Value at beginning of period	$20.37	$18.33	$14.95	$20.21	$26.13	$27.80	$22.73	$18.77	$15.87	$13.07
Value at end of period	$21.20	$20.37	$18.33	$14.95	$20.21	$26.13	$27.80	$22.73	$18.77	$15.87
Number of accumulation units outstanding at end of period	3,170,903	3,703,212	4,358,136	4,975,285	6,799,019	7,760,199	7,240,462	3,875,695	816,216	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.36	$12.94	$12.55	$11.73	$11.63	$11.70	$13.00	$11.81	$11.91	$11.53
Value at end of period	$13.48	$13.36	$12.94	$12.55	$11.73	$11.63	$11.70	$13.00	$11.81	$11.91
Number of accumulation units outstanding at end of period	2,293,825	1,773,851	1,936,849	2,142,595	813,599	490,810	382,608	119,924	310	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.00
Value at end of period	$11.10	$10.81
Number of accumulation units outstanding at end of period	3,361,552	3,547,230
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	2,022,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.65	$10.81	$10.00
Value at end of period	$12.75	$11.65	$10.81
Number of accumulation units outstanding at end of period	349,758	43,426	16,860
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.35	$11.64	$8.51	$11.62	$11.58	$10.00
Value at end of period	$12.71	$12.35	$11.64	$8.51	$11.62	$11.58
Number of accumulation units outstanding at end of period	1,052,820	1,364,781	1,646,965	1,646,987	2,043,716	1,155,496
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.92	$18.24	$13.59	$17.30	$19.94	$23.71	$14.75	$11.58	$10.49	$9.49
Value at end of period	$21.56	$19.92	$18.24	$13.59	$17.30	$19.94	$23.71	$14.75	$11.58	$10.49
Number of accumulation units outstanding at end of period	1,894,005	2,144,240	2,499,768	2,796,359	3,208,566	3,496,637	3,306,922	3,354,682	2,721,529	1,375,023
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$38.74	$33.75	$27.37	$27.67	$25.57	$21.29	$20.23	$19.40	$17.08	$14.91
Value at end of period	$41.10	$38.74	$33.75	$27.37	$27.67	$25.57	$21.29	$20.23	$19.40	$17.08
Number of accumulation units outstanding at end of period	4,202,039	3,381,218	3,717,807	4,093,955	3,679,280	3,165,782	3,304,307	2,780,652	1,766,390	952,517

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$27.91	$24.68	$20.03	$23.43	$23.49	$21.12	$21.61	$20.28	$17.54	$16.38
Value at end of period	$28.56	$27.91	$24.68	$20.03	$23.43	$23.49	$21.12	$21.61	$20.28	$17.54
Number of accumulation units outstanding at end of period	2,000,178	1,981,687	2,135,369	2,226,227	2,377,259	2,237,388	2,523,887	1,980,778	1,485,966	1,117,238
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.18	$8.41	$7.24
Value at end of period	$9.63	$9.18	$8.41
Number of accumulation units outstanding at end of period	352,515	278,102	284,098
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.20
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	56,006
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.96
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	199,397
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.05	$9.51	$7.81	$10.00
Value at end of period	$11.38	$10.05	$9.51	$7.81
Number of accumulation units outstanding at end of period	279,057	126,022	122,975	36,457
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.18	$10.98	$8.84	$10.00
Value at end of period	$13.35	$12.18	$10.98	$8.84
Number of accumulation units outstanding at end of period	790,792	244,553	189,266	135,600
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$25.38	$22.59	$17.94	$21.38	$24.67	$25.59	$22.43	$19.96	$15.62	$13.15
Value at end of period	$27.50	$25.38	$22.59	$17.94	$21.38	$24.67	$25.59	$22.43	$19.96	$15.62
Number of accumulation units outstanding at end of period	4,924,061	5,419,465	6,186,431	6,933,409	8,520,621	9,797,232	10,160,317	7,386,288	3,706,709	1,663,079
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$50.53	$37.25	$27.47	$27.85	$26.16	$20.28	$21.42	$25.14	$20.79	$15.61
Value at end of period	$58.10	$50.53	$37.25	$27.47	$27.85	$26.16	$20.28	$21.42	$25.14	$20.79
Number of accumulation units outstanding at end of period	829,769	653,475	740,624	784,789	715,123	738,551	742,364	914,501	897,320	384,928

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.03
Value at end of period	$11.74	$11.09
Number of accumulation units outstanding at end of period	167,480	31,070
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.10	$6.59	$5.19	$7.01	$8.75	$10.00
Value at end of period	$7.30	$7.10	$6.59	$5.19	$7.01	$8.75
Number of accumulation units outstanding at end of period	174,370	108,249	116,479	142,058	112,981	21,575
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.34
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	237
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.71	$8.94	$10.00
Value at end of period	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	506,320	199,344	65,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.09
Value at end of period	$12.28	$11.25
Number of accumulation units outstanding at end of period	617,687	66,748
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.71	$10.06
Value at end of period	$12.38	$11.71
Number of accumulation units outstanding at end of period	430,599	53,654
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.43	$11.10	$10.63	$10.00
Value at end of period	$11.58	$11.43	$11.10	$10.63
Number of accumulation units outstanding at end of period	1,037,954	433,079	314,718	290,354
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.47	$7.11
Value at end of period	$8.11	$7.47
Number of accumulation units outstanding at end of period	74,612	72,972
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.80	$6.28	$4.61	$8.32	$10.00
Value at end of period	$7.28	$6.80	$6.28	$4.61	$8.32
Number of accumulation units outstanding at end of period	434,882	208,033	269,277	139,362	61,322

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	27,221
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1995)
Value at beginning of period	$21.21	$19.13	$14.82	$21.28	$24.85	$29.77	$24.26	$21.87	$17.22	$14.55
Value at end of period	$22.10	$21.21	$19.13	$14.82	$21.28	$24.85	$29.77	$24.26	$21.87	$17.22
Number of accumulation units outstanding at end of period	1,746,425	2,091,665	2,572,697	2,915,036	3,688,603	4,174,489	3,839,680	2,787,732	1,772,316	1,106,359
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.19	$10.26	$7.99	$10.18	$11.67	$13.10	$11.10	$10.00
Value at end of period	$11.40	$11.19	$10.26	$7.99	$10.18	$11.67	$13.10	$11.10
Number of accumulation units outstanding at end of period	1,697,174	2,200,913	2,681,601	3,392,261	4,054,658	4,659,705	4,371,570	942,738
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.81	$8.22	$6.65	$8.89	$10.00
Value at end of period	$8.91	$8.81	$8.22	$6.65	$8.89
Number of accumulation units outstanding at end of period	372,891	394,140	354,864	194,395	256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.28	$8.24	$6.04	$8.26	$10.00
Value at end of period	$9.87	$9.28	$8.24	$6.04	$8.26
Number of accumulation units outstanding at end of period	126,063	148,329	147,115	156,757	5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.21	$9.36	$10.00
Value at end of period	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	351,390	175,899	137,981
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.62	$10.11	$7.19	$9.42	$10.00
Value at end of period	$11.76	$11.62	$10.11	$7.19	$9.42
Number of accumulation units outstanding at end of period	298,518	338,300	424,034	269,440	67,787

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.65%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.89	$10.66	$8.43	$10.00
Value at end of period	$11.55	$11.89	$10.66	$8.43
Number of accumulation units outstanding at end of period	507,068	542,920	224,254	65,382
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.67	$13.83	$10.00
Value at end of period	$17.29	$16.67	$13.83
Number of accumulation units outstanding at end of period	2,694,431	1,745,035	202,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.92	$9.98	$7.80	$9.58	$10.00
Value at end of period	$11.34	$10.92	$9.98	$7.80	$9.58
Number of accumulation units outstanding at end of period	2,083,613	1,820,927	947,458	177,883	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.39	$8.28	$6.35	$9.26	$10.00
Value at end of period	$8.71	$8.39	$8.28	$6.35	$9.26
Number of accumulation units outstanding at end of period	1,996,818	2,221,606	1,641,662	202,569	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.17	$16.31	$9.92	$14.42	$17.00	$19.97
Value at end of period	$20.15	$19.17	$16.31	$9.92	$14.42	$17.00
Number of accumulation units outstanding at end of period	1,035,548	1,007,648	845,094	481,010	388,823	181,294
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.98	$10.00
Value at end of period	$12.28	$11.86	$10.98
Number of accumulation units outstanding at end of period	8,805,371	5,275,914	536,261
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.76	$10.00
Value at end of period	$13.47	$11.85	$10.76
Number of accumulation units outstanding at end of period	12,968,062	7,574,705	1,003,541

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	4,950,832	2,513,020	241,840
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.97
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	966,411
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.84	$17.82	$12.91	$17.60	$18.17	$23.49
Value at end of period	$18.34	$18.84	$17.82	$12.91	$17.60	$18.17
Number of accumulation units outstanding at end of period	1,455,754	1,628,458	1,326,176	874,016	534,470	184,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.80	$10.05	$7.47	$9.97	$10.52	$10.00
Value at end of period	$11.28	$10.80	$10.05	$7.47	$9.97	$10.52
Number of accumulation units outstanding at end of period	4,508,542	4,782,802	3,956,879	2,660,134	1,400,044	181,541
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	43,804
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.43	$18.08	$14.68	$17.99	$19.14	$17.30
Value at end of period	$20.15	$20.43	$18.08	$14.68	$17.99	$19.14
Number of accumulation units outstanding at end of period	377,982	394,924	364,191	318,881	183,496	41,973
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.89	$9.95
Value at end of period	$10.74	$9.89
Number of accumulation units outstanding at end of period	1,302,047	346,643
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.47	$9.92
Value at end of period	$10.71	$10.47
Number of accumulation units outstanding at end of period	92,164	45,865
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.52	$9.44	$7.19	$9.06	$9.87	$10.00
Value at end of period	$13.25	$11.52	$9.44	$7.19	$9.06	$9.87
Number of accumulation units outstanding at end of period	3,308,905	2,007,253	1,236,349	877,092	390,858	9,164
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	19,414
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,593
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$21.23	$20.28	$13.55	$13.67	$15.81	$15.76
Value at end of period	$28.76	$21.23	$20.28	$13.55	$13.67	$15.81
Number of accumulation units outstanding at end of period	1,133,308	643,253	349,772	108,459	18,910	5,200
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.04	$6.42	$4.63	$7.60	$10.00
Value at end of period	$7.05	$7.04	$6.42	$4.63	$7.60
Number of accumulation units outstanding at end of period	1,030,731	915,327	555,046	240,377	35,022
ING INTERNATIONAL PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.34	$9.01	$7.09	$8.60	$11.32	$14.90
Value at end of period	$11.24	$10.34	$9.01	$7.09	$8.60	$11.32
Number of accumulation units outstanding at end of period	523,672	677,330	460,646	244,424	66,133	0
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.30	$8.94	$6.04	$8.30	$8.88	$10.00
Value at end of period	$11.71	$10.30	$8.94	$6.04	$8.30	$8.88
Number of accumulation units outstanding at end of period	473,569	395,916	344,837	246,924	151,551	9,174
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.28	$8.88	$6.16	$7.01	$7.52	$11.62
Value at end of period	$13.64	$10.28	$8.88	$6.16	$7.01	$7.52
Number of accumulation units outstanding at end of period	1,968,335	1,024,922	472,273	249,735	203,417	52,533
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.85	$11.86	$10.00
Value at end of period	$14.95	$13.85	$11.86
Number of accumulation units outstanding at end of period	741,906	566,780	56,919
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.34	$7.83	$10.00
Value at end of period	$13.06	$13.63	$10.34	$7.83
Number of accumulation units outstanding at end of period	1,518,628	1,021,256	506,711	114,380

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	349,843
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.29	$10.59	$8.21	$10.00
Value at end of period	$13.94	$12.29	$10.59	$8.21
Number of accumulation units outstanding at end of period	3,692,516	1,879,994	296,301	81,977
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.46	$8.45	$7.01	$8.84	$9.94	$10.00
Value at end of period	$9.86	$9.46	$8.45	$7.01	$8.84	$9.94
Number of accumulation units outstanding at end of period	4,293,067	2,715,141	2,048,406	1,160,152	480,294	19,469
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.13
Value at end of period	$11.92	$11.24
Number of accumulation units outstanding at end of period	6,449,925	2,210,106
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.04
Value at end of period	$11.69	$11.12
Number of accumulation units outstanding at end of period	16,262,154	5,655,755
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.95	$10.02
Value at end of period	$11.39	$10.95
Number of accumulation units outstanding at end of period	13,849,451	4,847,018
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.04
Value at end of period	$11.20	$10.81
Number of accumulation units outstanding at end of period	4,609,138	1,873,298
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.56	$19.62	$19.40	$18.39	$17.18	$16.19
Value at end of period	$19.55	$19.56	$19.62	$19.40	$18.39	$17.18
Number of accumulation units outstanding at end of period	619,015	809,812	1,154,037	917,938	389,087	49,754
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.97	$15.09	$15.23	$15.26	$14.94	$14.37
Value at end of period	$15.14	$14.97	$15.09	$15.23	$15.26	$14.94
Number of accumulation units outstanding at end of period	2,157,975	1,780,415	1,848,567	1,599,933	953,602	302,892

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.18	$10.34	$8.01	$10.58	$11.24	$10.00
Value at end of period	$11.60	$11.18	$10.34	$8.01	$10.58	$11.24
Number of accumulation units outstanding at end of period	1,060,605	1,173,059	1,081,824	1,030,211	401,684	21,065
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	7,438
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.93	$13.49	$10.34	$14.92	$21.75	$28.89
Value at end of period	$15.99	$14.93	$13.49	$10.34	$14.92	$21.75
Number of accumulation units outstanding at end of period	2,979,009	2,512,016	1,979,404	1,434,607	1,236,743	693,052
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	888,379
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.86	$9.94	$7.96	$10.00
Value at end of period	$11.78	$10.86	$9.94	$7.96
Number of accumulation units outstanding at end of period	1,015,999	188,506	161,256	60,487
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.83	$10.79	$8.36	$10.00
Value at end of period	$12.25	$11.83	$10.79	$8.36
Number of accumulation units outstanding at end of period	260,047	265,975	128,265	36,244
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.37	$21.54	$15.74	$31.27	$41.63	$38.15
Value at end of period	$24.72	$24.37	$21.54	$15.74	$31.27	$41.63
Number of accumulation units outstanding at end of period	1,075,858	1,290,210	1,153,663	844,739	569,707	186,073
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.63	$21.62	$18.83	$20.18	$20.42	$17.27
Value at end of period	$23.92	$23.63	$21.62	$18.83	$20.18	$20.42
Number of accumulation units outstanding at end of period	3,365,929	2,977,831	2,396,435	1,672,477	915,770	205,502
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	1,195,134

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	344,200
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$20.16	$18.16	$14.82	$20.06	$25.97	$26.65
Value at end of period	$20.96	$20.16	$18.16	$14.82	$20.06	$25.97
Number of accumulation units outstanding at end of period	858,685	887,678	933,001	921,349	792,240	378,215
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.22	$12.82	$12.44	$11.64	$11.55	$11.32
Value at end of period	$13.32	$13.22	$12.82	$12.44	$11.64	$11.55
Number of accumulation units outstanding at end of period	4,194,516	3,434,155	2,698,621	1,936,134	244,538	14,652
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,678,798	4,403,121
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,591,837
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.63	$10.81	$10.00
Value at end of period	$12.72	$11.63	$10.81
Number of accumulation units outstanding at end of period	1,579,345	1,121,331	94,036
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.29	$11.59	$8.49	$11.59	$11.57	$10.00
Value at end of period	$12.64	$12.29	$11.59	$8.49	$11.59	$11.57
Number of accumulation units outstanding at end of period	2,187,034	2,410,480	2,190,115	1,505,989	807,563	70,600
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.65	$18.01	$13.43	$17.11	$19.75	$21.96
Value at end of period	$21.24	$19.65	$18.01	$13.43	$17.11	$19.75
Number of accumulation units outstanding at end of period	1,493,366	1,520,291	1,411,896	1,121,604	791,259	406,790

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$38.07	$33.19	$26.95	$27.27	$25.23	$20.42
Value at end of period	$40.34	$38.07	$33.19	$26.95	$27.27	$25.23
Number of accumulation units outstanding at end of period	4,439,198	3,119,934	1,938,760	1,232,631	477,872	61,545
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$27.43	$24.27	$19.72	$23.10	$23.17	$19.74
Value at end of period	$28.03	$27.43	$24.27	$19.72	$23.10	$23.17
Number of accumulation units outstanding at end of period	2,827,868	2,602,040	1,543,749	814,591	410,546	79,161
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.14	$8.38	$7.22
Value at end of period	$9.58	$9.14	$8.38
Number of accumulation units outstanding at end of period	972,804	837,292	434,716
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.15
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	45,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,620,818
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.02	$9.50	$7.81	$10.00
Value at end of period	$11.34	$10.02	$9.50	$7.81
Number of accumulation units outstanding at end of period	475,714	299,252	186,268	28,455
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.15	$10.97	$8.83	$10.00
Value at end of period	$13.30	$12.15	$10.97	$8.83
Number of accumulation units outstanding at end of period	2,119,939	1,143,284	441,247	136,897
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$25.05	$22.32	$17.75	$21.17	$24.45	$25.20
Value at end of period	$27.12	$25.05	$22.32	$17.75	$21.17	$24.45
Number of accumulation units outstanding at end of period	1,524,990	1,423,862	1,070,653	835,108	752,796	428,500

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$49.64	$36.64	$27.05	$27.45	$25.81	$20.18
Value at end of period	$57.02	$49.64	$36.64	$27.05	$27.45	$25.81
Number of accumulation units outstanding at end of period	935,631	672,058	395,687	242,782	77,777	12,612
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.08	$10.03
Value at end of period	$11.72	$11.08
Number of accumulation units outstanding at end of period	515,129	120,279
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.07	$6.57	$5.17	$6.99	$8.74	$10.00
Value at end of period	$7.26	$7.07	$6.57	$5.17	$6.99	$8.74
Number of accumulation units outstanding at end of period	643,892	521,142	424,273	322,466	158,546	39,547
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	361
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.67	$8.92	$10.00
Value at end of period	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	1,717,454	1,211,622	392,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.92	$9.49
Value at end of period	$11.91	$10.92
Number of accumulation units outstanding at end of period	1,374,933	505,878
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$9.39
Value at end of period	$11.96	$11.33
Number of accumulation units outstanding at end of period	1,104,254	456,418
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.40	$11.08	$10.63	$10.00
Value at end of period	$11.54	$11.40	$11.08	$10.63
Number of accumulation units outstanding at end of period	3,017,046	1,881,640	337,031	88,275
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.45	$7.09
Value at end of period	$8.07	$7.45
Number of accumulation units outstanding at end of period	307,954	316,589

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.77	$6.26	$4.60	$8.32	$10.00
Value at end of period	$7.25	$6.77	$6.26	$4.60	$8.32
Number of accumulation units outstanding at end of period	1,407,649	1,295,970	951,109	563,709	111,946
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	175,994
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2000)
Value at beginning of period	$20.91	$18.88	$14.64	$21.05	$24.59	$28.98
Value at end of period	$21.76	$20.91	$18.88	$14.64	$21.05	$24.59
Number of accumulation units outstanding at end of period	348,785	411,913	463,551	479,670	337,955	124,676
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.74
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	503
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.12	$10.20	$7.95	$10.14	$11.64	$12.48
Value at end of period	$11.32	$11.12	$10.20	$7.95	$10.14	$11.64
Number of accumulation units outstanding at end of period	500,966	582,535	676,563	745,490	468,628	187,618
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.78	$8.20	$6.64	$8.88	$10.00
Value at end of period	$8.87	$8.78	$8.20	$6.64	$8.88
Number of accumulation units outstanding at end of period	276,280	391,752	212,538	127,500	92,175
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.24	$8.22	$6.03	$8.25	$10.00
Value at end of period	$9.83	$9.24	$8.22	$6.03	$8.25
Number of accumulation units outstanding at end of period	204,701	236,069	118,462	64,316	14,668
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.43	$8.20	$9.36
Number of accumulation units outstanding at end of period	692,648	737,507	29,131
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.58	$10.08	$7.18	$9.41	$10.00
Value at end of period	$11.71	$11.58	$10.08	$7.18	$9.41
Number of accumulation units outstanding at end of period	773,522	702,471	550,359	236,886	18,943

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.70%

	2005	2004	2003	2002	2001	2000	1999	1998	1997
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.87	$10.65	$8.42	$10.00
Value at end of period	$11.53	$11.87	$10.65	$8.42
Number of accumulation units outstanding at end of period	211,145	237,033	155,027	30,007
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.65	$13.82	$10.00
Value at end of period	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.90	$9.97	$7.80	$9.58
Value at end of period	$11.31	$10.90	$9.97	$7.80
Number of accumulation units outstanding at end of period	1,094,676	1,224,611	881,408	338,456
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.38	$8.27	$6.34	$9.26
Value at end of period	$8.69	$8.38	$8.27	$6.34
Number of accumulation units outstanding at end of period	1,376,666	1,884,667	1,487,203	256,321
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.08	$16.24	$9.89	$14.38	$16.96	$20.82	$16.87	$15.32	$15.92
Value at end of period	$20.05	$19.08	$16.24	$9.89	$14.38	$16.96	$20.82	$16.87	$15.32
Number of accumulation units outstanding at end of period	4,273,090	5,372,096	5,800,164	6,139,531	7,379,706	8,274,067	7,450,250	2,741,016	253,937
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.98	$10.00
Value at end of period	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.76	$10.00
Value at end of period	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	4,743,152	4,110,117	964,596

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,083,393	1,408,463	252,100
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	288,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$18.75	$17.75	$12.86	$17.55	$18.12	$22.55	$15.23	$12.81	$13.78
Value at end of period	$18.25	$18.75	$17.75	$12.86	$17.55	$18.12	$22.55	$15.23	$12.81
Number of accumulation units outstanding at end of period	3,039,075	3,617,318	4,195,336	4,163,678	4,881,594	4,812,017	3,698,983	1,326,706	106,014
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.78	$10.03	$7.46	$9.96	$10.52	$10.00
Value at end of period	$11.25	$10.78	$10.03	$7.46	$9.96	$10.52
Number of accumulation units outstanding at end of period	4,231,051	5,184,712	5,242,836	4,117,976	3,260,905	961,611
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	15,529
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$20.32	$17.99	$14.61	$17.92	$19.08	$17.84	$18.06	$18.09	$18.67
Value at end of period	$20.04	$20.32	$17.99	$14.61	$17.92	$19.08	$17.84	$18.06	$18.09
Number of accumulation units outstanding at end of period	1,480,581	1,766,998	1,958,387	2,165,514	2,414,646	2,230,349	1,956,244	1,201,314	118,902
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.89	$9.95
Value at end of period	$10.73	$9.89
Number of accumulation units outstanding at end of period	907,938	185,658
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.46	$9.78
Value at end of period	$10.70	$10.46
Number of accumulation units outstanding at end of period	16,383	34,588
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.50	$9.42	$7.18	$9.06	$9.87	$10.00
Value at end of period	$13.21	$11.50	$9.42	$7.18	$9.06	$9.87
Number of accumulation units outstanding at end of period	3,959,235	1,782,971	1,406,797	1,210,500	722,319	285,263

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	316
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,996
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$21.06	$20.13	$13.45	$13.58	$15.72	$16.78	$13.84	$19.99	$23.34
Value at end of period	$28.51	$21.06	$20.13	$13.45	$13.58	$15.72	$16.78	$13.84	$19.99
Number of accumulation units outstanding at end of period	1,146,344	1,046,499	1,031,494	968,858	474,626	861,668	565,254	210,821	13,179
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.02	$6.41	$4.63	$7.60	$10.00
Value at end of period	$7.04	$7.02	$6.41	$4.63	$7.60
Number of accumulation units outstanding at end of period	603,792	549,061	559,222	151,985	87,897
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.29	$8.97	$7.07	$8.57	$11.29	$15.50	$10.27	$9.92	$11.60
Value at end of period	$11.18	$10.29	$8.97	$7.07	$8.57	$11.29	$15.50	$10.27	$9.92
Number of accumulation units outstanding at end of period	2,763,002	3,363,468	3,838,886	4,107,916	4,631,066	5,326,265	4,663,701	1,736,713	72,955
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.27	$8.92	$6.04	$8.29	$8.88	$10.00
Value at end of period	$11.68	$10.27	$8.92	$6.04	$8.29	$8.88
Number of accumulation units outstanding at end of period	543,127	574,081	553,068	327,689	389,304	131,190
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.25	$8.85	$6.14	$7.00	$7.51	$11.54	$7.26	$10.00
Value at end of period	$13.58	$10.25	$8.85	$6.14	$7.00	$7.51	$11.54	$7.26
Number of accumulation units outstanding at end of period	1,660,184	1,481,109	1,492,155	1,283,289	1,380,292	1,788,602	1,344,877	111,872
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.84	$11.86	$10.00
Value at end of period	$14.93	$13.84	$11.86
Number of accumulation units outstanding at end of period	257,961	346,462	32,414
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.33	$7.83	$10.00
Value at end of period	$13.03	$13.63	$10.33	$7.83
Number of accumulation units outstanding at end of period	650,083	750,693	498,967	166,809

CFI 42

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	76,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.27	$10.59	$8.21	$10.00
Value at end of period	$13.91	$12.27	$10.59	$8.21
Number of accumulation units outstanding at end of period	1,241,319	830,172	189,658	52,606
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.44	$8.43	$7.00	$8.84	$9.94	$10.00
Value at end of period	$9.84	$9.44	$8.00	$7.00	$8.84	$9.94
Number of accumulation units outstanding at end of period	2,229,211	2,237,159	2,181,919	1,909,356	1,431,165	283,250
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$9.60
Value at end of period	$11.91	$11.24
Number of accumulation units outstanding at end of period	1,824,695	1,032,927
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.12
Value at end of period	$11.68	$11.12
Number of accumulation units outstanding at end of period	3,030,220	1,790,317
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94	$10.09
Value at end of period	$11.38	$10.94
Number of accumulation units outstanding at end of period	4,393,723	2,699,958
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.06
Value at end of period	$11.19	$10.80
Number of accumulation units outstanding at end of period	2,189,097	1,351,986
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.44	$19.50	$19.29	$18.30	$17.11	$16.15	$16.25	$15.47	$15.29
Value at end of period	$19.42	$19.44	$19.50	$19.29	$18.30	$17.11	$16.15	$16.25	$15.47
Number of accumulation units outstanding at end of period	1,943,416	2,522,674	3,602,661	4,436,723	3,653,891	2,442,971	2,267,799	937,378	19,171
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$14.90	$15.02	$15.17	$15.21	$14.90	$14.29	$13.88	$13.44	$13.33
Value at end of period	$15.06	$14.90	$15.02	$15.17	$15.21	$14.90	$14.29	$13.88	$13.44
Number of accumulation units outstanding at end of period	4,520,877	4,839,983	6,180,281	8,964,022	10,759,451	7,933,970	11,002,422	3,069,965	370,411

CFI 42

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.15	$10.32	$8.00	$10.57	$11.23	$10.00
Value at end of period	$11.56	$11.15	$10.32	$8.00	$10.57	$11.23
Number of accumulation units outstanding at end of period	986,532	1,321,267	1,438,354	1,371,277	1,410,056	234,838
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$14.86	$13.44	$10.30	$14.88	$21.70	$28.29	$16.16	$12.96	$15.10
Value at end of period	$15.91	$14.86	$13.44	$10.30	$14.88	$21.70	$28.29	$16.16	$12.96
Number of accumulation units outstanding at end of period	7,745,612	8,870,600	10,340,319	11,094,010	15,394,399	18,166,964	15,200,893	2,354,359	238,200
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	605,153
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.85	$9.93	$7.96	$10.00
Value at end of period	$11.76	$10.85	$9.93	$7.96
Number of accumulation units outstanding at end of period	899,507	151,830	113,463	44,257
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.81	$10.78	$8.35	$10.00
Value at end of period	$12.23	$11.81	$10.78	$8.35
Number of accumulation units outstanding at end of period	243,893	248,219	178,759	94,260
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$24.25	$21.44	$15.68	$31.15	$41.50	$39.02	$22.17	$18.36	$18.79
Value at end of period	$24.58	$24.25	$21.44	$15.68	$31.15	$41.50	$39.02	$22.17	$18.36
Number of accumulation units outstanding at end of period	3,081,216	3,792,125	4,377,954	4,651,811	5,852,720	6,423,422	4,433,020	1,235,725	48,347
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$23.51	$21.52	$18.75	$20.10	$20.35	$17.77	$17.49	$15.94	$15.68
Value at end of period	$23.78	$23.51	$21.52	$18.75	$20.10	$20.35	$17.77	$17.49	$15.94
Number of accumulation units outstanding at end of period	6,887,224	7,728,640	8,577,564	8,722,390	9,559,263	9,095,577	9,101,946	3,874,736	152,264
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	813,290
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12

CFI 43

Value at end of period	$11.94
Number of accumulation units outstanding at end of period	85,666

CFI 44

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1997)
Value at beginning of period	$20.05	$18.07	$14.76	$19.98	$25.89	$27.58	$22.59	$18.67	$19.15
Value at end of period	$20.84	$20.05	$18.07	$14.76	$19.98	$25.89	$27.58	$22.59	$18.67
Number of accumulation units outstanding at end of period	3,897,168	4,488,628	5,236,618	6,171,512	7,706,339	8,763,560	8,143,208	3,674,201	162,677
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$13.15	$12.76	$12.39	$11.60	$11.52	$11.60	$12.92	$11.75	$11.87
Value at end of period	$13.25	$13.15	$12.76	$12.39	$11.60	$11.52	$11.60	$12.92	$11.75
Number of accumulation units outstanding at end of period	4,083,395	4,363,496	4,594,825	4,423,425	1,576,247	774,738	619,047	194,008	6,455
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.07	$10.80
Number of accumulation units outstanding at end of period	5,745,875	6,965,131
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,043,893
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.62	$10.80	$10.00
Value at end of period	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	583,028	593,956	96,653
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.26	$11.57	$8.47	$11.58	$11.56	$10.00
Value at end of period	$12.60	$12.26	$11.57	$8.47	$11.58	$11.56
Number of accumulation units outstanding at end of period	2,670,339	3,445,695	3,873,359	3,652,428	3,995,359	1,620,720
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.53	$17.91	$13.36	$17.03	$19.67	$23.42	$14.59	$11.47	$12.34
Value at end of period	$21.10	$19.53	$17.91	$13.36	$17.03	$19.67	$23.42	$14.59	$11.47
Number of accumulation units outstanding at end of period	1,260,151	1,445,887	1,425,812	1,143,492	922,271	565,653	139,357	67,979	3,479
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$37.76	$32.94	$26.76	$27.09	$25.07	$20.91	$19.90	$19.11	$18.96

CFI 45

Value at end of period	$39.99	$37.76	$32.94	$26.76	$27.09	$25.07	$20.91	$19.90	$19.11
Number of accumulation units outstanding at end of period	5,150,061	5,525,149	5,299,315	5,386,259	4,693,130	3,237,449	3,118,319	1,727,706	108,930

CFI 46

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$27.21	$24.09	$19.58	$22.94	$23.03	$20.74	$21.26	$19.97	$19.99
Value at end of period	$27.79	$27.21	$24.09	$19.58	$22.94	$23.03	$20.74	$21.26	$19.97
Number of accumulation units outstanding at end of period	3,337,338	3,691,299	3,460,523	3,360,157	3,203,914	2,552,793	2,294,951	744,367	35,954
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.12	$8.37	$7.21
Value at end of period	$9.56	$9.12	$8.37
Number of accumulation units outstanding at end of period	1,060,994	1,035,706	699,233
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	24,442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.12
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	114,900
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	76,209
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.01	$9.49	$7.81	$10.00
Value at end of period	$11.32	$10.01	$9.49	$7.81
Number of accumulation units outstanding at end of period	392,708	292,550	279,599	62,876
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.13	$10.96	$8.83	$10.00
Value at end of period	$13.28	$12.13	$10.96	$8.83
Number of accumulation units outstanding at end of period	758,831	601,307	396,477	222,557
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$24.91	$22.21	$17.67	$21.08	$24.36	$25.31	$22.22	$19.81	$19.05
Value at end of period	$26.95	$24.91	$22.21	$17.67	$21.08	$24.36	$25.31	$22.22	$19.81
Number of accumulation units outstanding at end of period	5,222,281	5,937,187	6,539,928	7,350,028	8,865,678	9,922,551	9,473,482	4,305,084	179,402
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$49.24	$36.36	$26.86	$27.27	$25.65	$19.92	$21.07	$24.76	$24.56
Value at end of period	$56.54	$49.24	$36.36	$26.86	$27.27	$25.65	$19.92	$21.07	$24.76

CFI 47

Number of accumulation units outstanding at end of period	952,425	1,054,396	1,057,432	977,817	801,893	826,871	554,454	426,516	45,472

CFI 48

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.95
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	425,405	44,625
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.05	$6.56	$5.16	$6.99	$8.74	$10.00
Value at end of period	$7.24	$7.05	$6.56	$5.16	$6.99	$8.74
Number of accumulation units outstanding at end of period	415,854	456,265	450,252	361,647	247,751	28,853
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.66	$8.91	$10.00
Value at end of period	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	417,442	515,077	295,431
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.09
Value at end of period	$12.25	$11.24
Number of accumulation units outstanding at end of period	418,820	179,042
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.70	$10.08
Value at end of period	$12.34	$11.70
Number of accumulation units outstanding at end of period	332,296	155,689
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.38	$11.07	$10.62	$10.00
Value at end of period	$11.52	$11.38	$11.07	$10.62
Number of accumulation units outstanding at end of period	2,434,132	1,363,685	587,973	707,083
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.43	$7.08
Value at end of period	$8.05	$7.43
Number of accumulation units outstanding at end of period	219,579	252,836
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.76	$6.25	$4.60	$8.31	$10.00
Value at end of period	$7.23	$6.76	$6.25	$4.60	$8.31
Number of accumulation units outstanding at end of period	681,239	833,896	948,468	483,573	188,338
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	180,768

CFI 49

CFI 50

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1997)
Value at beginning of period	$20.77	$18.77	$14.56	$20.94	$24.48	$29.38	$23.98	$21.65	$21.57
Value at end of period	$21.61	$20.77	$18.77	$14.56	$20.94	$24.48	$29.38	$23.98	$21.65
Number of accumulation units outstanding at end of period	2,180,115	2,584,522	3,080,079	3,453,225	4,160,509	4,496,266	3,574,165	1,023,965	69,625
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.08	$10.17	$7.94	$10.12	$11.62	$13.06	$11.09	$10.00
Value at end of period	$11.27	$11.08	$10.17	$7.94	$10.12	$11.62	$13.06	$11.09
Number of accumulation units outstanding at end of period	2,877,454	3,420,076	4,207,501	5,327,508	6,170,622	6,920,736	7,321,127	1,911,521
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.76	$8.19	$6.63	$8.88	$10.00
Value at end of period	$8.85	$8.76	$8.19	$6.63	$8.88
Number of accumulation units outstanding at end of period	413,814	734,907	548,338	342,070	353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.23	$8.21	$6.02	$8.25	$10.00
Value at end of period	$9.80	$9.23	$8.21	$6.02	$8.25
Number of accumulation units outstanding at end of period	242,495	305,286	538,227	181,953	13,357
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	438,175	347,573	404,098
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.55	$10.07	$7.17	$9.41	$10.00
Value at end of period	$11.68	$11.55	$10.07	$7.17	$9.41
Number of accumulation units outstanding at end of period	574,595	936,282	1,076,231	499,606	128,298

CFI 51

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.75%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.86	$10.64	$8.42	$10.00
Value at end of period	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	203,281	255,487	231,095	41,608
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.64	$13.82	$10.00
Value at end of period	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	739,319	1,163,703	987,940	139,297	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.36	$8.26	$6.34	$9.26	$10.00
Value at end of period	$8.67	$8.36	$8.26	$6.34	$9.26
Number of accumulation units outstanding at end of period	842,176	1,179,778	1,008,677	138,235	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.00	$16.18	$9.86	$14.34	$16.92	$19.90
Value at end of period	$19.95	$19.00	$16.18	$9.86	$14.34	$16.92
Number of accumulation units outstanding at end of period	742,574	841,675	888,765	616,586	395,575	116,196
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.98	$10.00
Value at end of period	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	1,473,385	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.83	$10.76	$10.00
Value at end of period	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,942,130	2,291,803	726,382

CFI 52

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.53	$11.60	$10.00
Value at end of period	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	925,189	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	96,126
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.67	$17.68	$12.82	$17.49	$18.07	$23.40
Value at end of period	$18.15	$18.67	$17.68	$12.82	$17.49	$18.07
Number of accumulation units outstanding at end of period	872,883	1,042,087	1,161,533	857,077	525,394	140,651
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.75	$10.01	$7.45	$9.95	$10.51	$10.00
Value at end of period	$11.21	$10.75	$10.01	$7.45	$9.95	$10.51
Number of accumulation units outstanding at end of period	3,310,336	3,827,818	3,953,848	2,719,021	1,513,414	177,361
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.22	$17.92	$14.56	$17.87	$19.03	$17.21
Value at end of period	$19.93	$20.22	$17.92	$14.56	$17.87	$19.03
Number of accumulation units outstanding at end of period	295,146	380,049	406,394	307,027	174,298	10,293
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88	$10.03
Value at end of period	$10.72	$9.88
Number of accumulation units outstanding at end of period	518,299	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$10.46	$9.58
Value at end of period	$10.69	$10.46
Number of accumulation units outstanding at end of period	13,402	4,715
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.47	$9.41	$7.17	$9.05	$9.87	$10.00
Value at end of period	$13.18	$11.47	$9.41	$7.17	$9.05	$9.87
Number of accumulation units outstanding at end of period	1,638,208	1,114,410	1,170,476	839,244	335,910	10,627
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.11
Value at end of period	$10.98

CFI 53

Number of accumulation units outstanding at end of period	828

CFI 54

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.89	$19.98	$13.36	$13.49	$15.62	$15.59
Value at end of period	$28.27	$20.89	$19.98	$13.36	$13.49	$15.62
Number of accumulation units outstanding at end of period	385,687	330,848	210,633	120,308	30,794	18,820
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.01	$6.40	$4.62	$7.60	$10.00
Value at end of period	$7.02	$7.01	$6.40	$4.62	$7.60
Number of accumulation units outstanding at end of period	321,068	389,182	417,880	181,315	69,117
ING INTERNATIONAL PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.25	$8.94	$7.04	$8.55	$11.26	$14.84
Value at end of period	$11.13	$10.25	$8.94	$7.04	$8.55	$11.26
Number of accumulation units outstanding at end of period	326,524	385,032	522,021	261,177	100,590	0
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.25	$8.91	$6.03	$8.29	$8.88	$10.00
Value at end of period	$11.65	$10.25	$8.91	$6.03	$8.29	$8.88
Number of accumulation units outstanding at end of period	238,032	293,821	356,949	292,322	197,279	5,866
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.21	$8.83	$6.13	$6.98	$7.50	$11.60
Value at end of period	$13.53	$10.21	$8.83	$6.13	$6.98	$7.50
Number of accumulation units outstanding at end of period	569,209	414,950	410,102	256,921	138,408	35,033
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.83	$11.86	$10.00
Value at end of period	$14.92	$13.83	$11.86
Number of accumulation units outstanding at end of period	87,927	95,182	172,289
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.32	$7.83	$10.00
Value at end of period	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	304,044	434,570	299,555	72,176
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.31
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	15,291
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.25	$10.58	$8.21	$10.00
Value at end of period	$13.89	$12.25	$10.58	$8.21

CFI 55

Number of accumulation units outstanding at end of period	338,367	330,064	172,289	9,890

CFI 56

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.42	$8.42	$6.99	$8.83	$9.94	$10.00
Value at end of period	$9.81	$9.42	$8.42	$6.99	$8.83	$9.94
Number of accumulation units outstanding at end of period	1,740,223	2,049,535	2,197,627	1,307,256	638,396	21,427
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.19
Value at end of period	$11.90	$11.24
Number of accumulation units outstanding at end of period	574,539	175,365
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.12
Value at end of period	$11.67	$11.12
Number of accumulation units outstanding at end of period	943,198	890,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94	$10.09
Value at end of period	$11.37	$10.94
Number of accumulation units outstanding at end of period	631,305	659,396
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$9.80
Value at end of period	$11.18	$10.80
Number of accumulation units outstanding at end of period	574,659	640,990
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.25	$19.32	$19.12	$18.15	$16.97	$16.01
Value at end of period	$19.22	$19.25	$19.32	$19.12	$18.15	$16.97
Number of accumulation units outstanding at end of period	502,204	644,003	1,037,485	1,001,053	342,317	73,720
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.73	$14.86	$15.01	$15.06	$14.76	$14.21
Value at end of period	$14.88	$14.73	$14.86	$15.01	$15.06	$14.76
Number of accumulation units outstanding at end of period	616,216	1,213,060	1,545,927	1,590,576	1,500,979	293,515
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.12	$10.30	$7.99	$10.56	$11.23	$10.00
Value at end of period	$11.53	$11.12	$10.30	$7.99	$10.56	$11.23
Number of accumulation units outstanding at end of period	449,681	625,795	676,868	534,293	384,799	11,867
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.79	$13.39	$10.27	$14.84	$21.65	$28.78
Value at end of period	$15.83	$14.79	$13.39	$10.27	$14.84	$21.65
Number of accumulation units outstanding at end of period	1,378,150	1,545,306	1,718,678	1,379,115	1,104,093	437,723

CFI 57

CFI 58

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	339,789
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.83	$9.92	$7.96	$10.00
Value at end of period	$11.74	$10.83	$9.92	$7.96
Number of accumulation units outstanding at end of period	650,446	67,045	120,271	16,838
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.80	$10.77	$8.35	$10.00
Value at end of period	$12.21	$11.80	$10.77	$8.35
Number of accumulation units outstanding at end of period	109,151	128,596	122,619	16,519
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.12	$21.34	$15.61	$31.04	$41.37	$37.94
Value at end of period	$24.44	$24.12	$21.34	$15.61	$31.04	$41.37
Number of accumulation units outstanding at end of period	760,640	940,156	1,057,927	911,395	577,692	162,554
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.39	$21.42	$18.68	$20.03	$20.29	$17.18
Value at end of period	$23.65	$23.39	$21.42	$18.68	$20.03	$20.29
Number of accumulation units outstanding at end of period	2,268,000	2,918,631	2,962,240	1,806,440	934,682	102,750
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	299,953
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.08
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	14,539
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$19.95	$17.99	$14.70	$19.91	$25.81	$26.51
Value at end of period	$20.73	$19.95	$17.99	$14.70	$19.91	$25.81
Number of accumulation units outstanding at end of period	728,710	900,648	978,846	792,215	588,415	160,258
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.08	$12.70	$12.34	$11.56	$11.48	$11.26

CFI 59

Value at end of period	$13.17	$13.08	$12.70	$12.34	$11.56	$11.48
Number of accumulation units outstanding at end of period	1,574,541	2,353,927	2,257,025	1,446,426	328,948	16,895

CFI 60

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,906,679	2,556,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.48
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,230,020
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61	$10.80	$10.00
Value at end of period	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	129,082	179,814	51,221
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.23	$11.54	$8.46	$11.57	$11.56	$10.00
Value at end of period	$12.56	$12.23	$11.54	$8.46	$11.57	$11.56
Number of accumulation units outstanding at end of period	1,418,419	1,702,549	1,812,621	1,438,659	902,603	98,842
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.41	$17.80	$13.29	$16.95	$19.59	$21.80
Value at end of period	$20.96	$19.41	$17.80	$13.29	$16.95	$19.59
Number of accumulation units outstanding at end of period	682,575	753,550	805,342	592,153	361,440	138,197
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$37.46	$32.69	$26.57	$26.91	$24.92	$20.20
Value at end of period	$39.65	$37.46	$32.69	$26.57	$26.91	$24.92
Number of accumulation units outstanding at end of period	1,977,649	2,090,601	2,065,649	1,345,841	531,690	15,600
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.99	$23.91	$19.44	$22.79	$22.89	$19.52
Value at end of period	$27.56	$26.99	$23.91	$19.44	$22.79	$22.89
Number of accumulation units outstanding at end of period	1,177,282	1,402,760	1,278,747	773,224	387,753	30,890
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.11	$8.35	$7.20

CFI 61

Value at end of period	$9.53	$9.11	$8.35
Number of accumulation units outstanding at end of period	517,171	585,742	529,916

CFI 62

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.77
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	30,728
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	578,971
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	56,894
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.00	$9.48	$7.80	$10.00
Value at end of period	$11.30	$10.00	$9.48	$7.80
Number of accumulation units outstanding at end of period	269,678	248,781	230,006	20,988
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.12	$10.95	$8.83	$10.00
Value at end of period	$13.25	$12.12	$10.95	$8.83
Number of accumulation units outstanding at end of period	339,825	354,307	242,169	53,323
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.77	$22.09	$17.58	$20.99	$24.27	$25.04
Value at end of period	$26.79	$24.77	$22.09	$17.58	$20.99	$24.27
Number of accumulation units outstanding at end of period	747,521	841,483	842,519	616,373	485,828	119,426
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$48.85	$36.09	$26.67	$27.09	$25.50	$19.96
Value at end of period	$56.05	$48.85	$36.09	$26.67	$27.09	$25.50
Number of accumulation units outstanding at end of period	364,509	463,695	398,419	271,009	101,334	25,056
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.63
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	234,726	17,577
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.04	$6.54	$5.16	$6.98	$8.73	$10.00
Value at end of period	$7.22	$7.04	$6.54	$5.16	$6.98	$8.73

CFI 63

Number of accumulation units outstanding at end of period	417,381	544,652	571,723	349,870	169,312	7,369

CFI 64

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.64	$8.90	$10.00
Value at end of period	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	299,598	548,608	275,705
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$9.69
Value at end of period	$12.24	$11.24
Number of accumulation units outstanding at end of period	138,848	430,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.69	$10.25
Value at end of period	$12.33	$11.69
Number of accumulation units outstanding at end of period	147,078	345,339
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.37	$11.06	$10.62	$10.00
Value at end of period	$11.50	$11.37	$11.06	$10.62
Number of accumulation units outstanding at end of period	453,906	447,751	277,417	218,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.42	$7.07
Value at end of period	$8.03	$7.42
Number of accumulation units outstanding at end of period	176,312	183,674
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.75	$6.25	$4.59	$8.31	$10.00
Value at end of period	$7.22	$6.75	$6.25	$4.59	$8.31
Number of accumulation units outstanding at end of period	678,759	812,724	952,613	454,391	79,268
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	101,382
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2000)
Value at beginning of period	$20.64	$18.66	$14.48	$20.84	$24.38	$28.75
Value at end of period	$21.46	$20.64	$18.66	$14.48	$20.84	$24.38
Number of accumulation units outstanding at end of period	405,711	494,461	619,669	577,201	446,323	109,154
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.04	$10.14	$7.92	$10.10	$11.61	$12.46
Value at end of period	$11.23	$11.04	$10.14	$7.92	$10.10	$11.61

CFI 65

Number of accumulation units outstanding at end of period	516,142	611,597	790,067	777,891	441,295	70,828

CFI 66

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.74	$8.18	$6.63	$8.87	$10.00
Value at end of period	$8.83	$8.74	$8.18	$6.63	$8.87
Number of accumulation units outstanding at end of period	304,922	518,311	467,546	185,752	27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.21	$8.20	$6.02	$8.25	$10.00
Value at end of period	$9.78	$9.21	$8.20	$6.02	$8.25
Number of accumulation units outstanding at end of period	186,919	140,140	190,714	105,639	38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.19	$9.35	$10.00
Value at end of period	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	193,952	282,310	74,879
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.53	$10.05	$7.17	$9.41	$10.00
Value at end of period	$11.65	$11.53	$10.05	$7.17	$9.41
Number of accumulation units outstanding at end of period	344,930	317,954	426,723	182,536	19,151

CFI 67

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.80%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.84
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	352,163
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2002)
Value at beginning of period	$16.63
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.86
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,488,441
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.35
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	1,496,885
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$18.91
Value at end of period	$19.85
Number of accumulation units outstanding at end of period	1,600,667
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.83
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	3,869,182
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.82
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	5,322,761

CFI 68

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.52
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	2,431,609
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	428,655
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.58
Value at end of period	$18.06
Number of accumulation units outstanding at end of period	2,107,561
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.72
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,800,169
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	19,330
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.12
Value at end of period	$19.82
Number of accumulation units outstanding at end of period	760,223
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,100,939
ING EVERGREEN OMEGA PORTFOLIO
Value at beginning of period	$10.46
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	24,325

CFI 69

Condensed Financial Information (continued)

2005
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.45
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	3,735,442
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	23,613
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	793
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.72
Value at end of period	$28.03
Number of accumulation units outstanding at end of period	958,681
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.00
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	980,093
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.20
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,191,041
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$10.23
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	599,753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.18
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	1,662,498
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.82
Value at end of period	$14.90

CFI 70

Number of accumulation units outstanding at end of period	275,629

CFI 71

Condensed Financial Information (continued)

2005
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	1,019,675
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	297,901
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.24
Value at end of period	$13.86
Number of accumulation units outstanding at end of period	1,478,096
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.40
Value at end of period	$9.79
Number of accumulation units outstanding at end of period	3,832,627
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.23
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	3,819,492
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.11
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	5,774,561
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	5,570,119
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	2,731,105
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.09
Value at end of period	$19.06
Number of accumulation units outstanding at end of period	1,480,017

CFI 72

CFI 73

Condensed Financial Information (continued)

2005
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$14.62
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	3,755,357
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.10
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,082,721
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.03
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	11,698
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$14.73
Value at end of period	$15.75
Number of accumulation units outstanding at end of period	4,449,482
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	901,211
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.82
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	1,075,154
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.78
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	312,414
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.00
Value at end of period	$24.30
Number of accumulation units outstanding at end of period	1,862,675
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$23.27
Value at end of period	$23.51

CFI 74

Number of accumulation units outstanding at end of period	4,475,568

CFI 75

Condensed Financial Information (continued)

2005
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	997,079
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	134,955
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1993)
Value at beginning of period	$19.85
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	1,625,837
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$13.02
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	4,451,341
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	4,992,196
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,271,699
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	554,505
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.20

CFI 76

Value at end of period	$12.52
Number of accumulation units outstanding at end of period	3,073,205

CFI 77

Condensed Financial Information (continued)

2005
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$19.29
Value at end of period	$20.82
Number of accumulation units outstanding at end of period	1,545,865
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$37.15
Value at end of period	$39.31
Number of accumulation units outstanding at end of period	5,593,875
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$26.77
Value at end of period	$27.32
Number of accumulation units outstanding at end of period	2,579,967
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.09
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	1,054,274
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.21
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	19,477
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.08
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.98
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	552,480
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.10
Value at end of period	$13.23

CFI 78

Number of accumulation units outstanding at end of period	1,194,633

CFI 79

Condensed Financial Information (continued)

2005
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.63
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	1,917,353
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$48.45
Value at end of period	$55.57
Number of accumulation units outstanding at end of period	1,005,107
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	484,010
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.02
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	883,388
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.62
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	1,190,341
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.66
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	2,290,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.41
Value at end of period	$8.01

CFI 80

Number of accumulation units outstanding at end of period	307,230

CFI 81

Condensed Financial Information (continued)

2005
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$6.73
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	1,411,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.60
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	259,485
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1993)
Value at beginning of period	$20.51
Value at end of period	$21.32
Number of accumulation units outstanding at end of period	1,109,749
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.88
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	302
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$11.00
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	1,024,177
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.73
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	743,586
PROFUND VP EUROPE 30
(Fund first available during January 1996)
Value at beginning of period	$9.19
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	237,235
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.18
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	425,290
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.51
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	639,751

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.85%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.82	$10.62	$8.41	$10.00
Value at end of period	$11.47	$11.82	$10.62	$8.41
Number of accumulation units outstanding at end of period	422,849	480,559	352,917	94,574
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.61	$13.81	$10.00
Value at end of period	$17.20	$16.61	$13.81
Number of accumulation units outstanding at end of period	1,875,440	1,860,639	288,410
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	778,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.84	$9.93	$7.78	$9.57
Value at end of period	$11.24	$10.84	$9.93	$7.78
Number of accumulation units outstanding at end of period	2,040,316	2,147,646	1,139,372	70,754
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$8.33	$8.23	$6.33	$9.25
Value at end of period	$8.63	$8.33	$8.23	$6.33
Number of accumulation units outstanding at end of period	2,455,545	3,013,490	2,085,897	147,715
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.83	$16.05	$9.79	$14.26	$16.11
Value at end of period	$19.75	$18.83	$16.05	$9.79	$14.26
Number of accumulation units outstanding at end of period	865,640	978,118	719,928	249,303	115,783
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.82	$10.97	$10.00
Value at end of period	$12.22	$11.82	$10.97
Number of accumulation units outstanding at end of period	7,151,073	6,845,978	563,173
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.81	$10.76	$10.00
Value at end of period	$13.41	$11.81	$10.76
Number of accumulation units outstanding at end of period	10,461,932	9,623,914	911,850

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.51	$11.60	$10.00
Value at end of period	$16.03	$13.51	$11.60
Number of accumulation units outstanding at end of period	3,093,402	2,651,973	255,174
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	177,512
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.50	$17.53	$12.73	$17.39	$17.16
Value at end of period	$17.97	$18.50	$17.53	$12.73	$17.39
Number of accumulation units outstanding at end of period	1,187,036	1,320,465	927,954	518,749	279,566
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.69	$9.97	$7.43	$9.93	$10.19
Value at end of period	$11.15	$10.69	$9.97	$7.43	$9.93
Number of accumulation units outstanding at end of period	3,153,201	3,546,845	2,657,551	1,216,649	609,109
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	10,669
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.02	$17.75	$14.44	$17.74	$18.61
Value at end of period	$19.71	$20.02	$17.75	$14.44	$17.74
Number of accumulation units outstanding at end of period	254,351	287,426	242,601	160,512	69,963
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88	$10.00
Value at end of period	$10.70	$9.88
Number of accumulation units outstanding at end of period	1,373,293	346,575
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.45	$9.98
Value at end of period	$10.67	$10.45
Number of accumulation units outstanding at end of period	38,432	23,823
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$11.42	$9.38	$7.16	$9.04	$9.45
Value at end of period	$13.11	$11.42	$9.38	$7.16	$9.04
Number of accumulation units outstanding at end of period	2,416,092	1,529,322	1,113,986	532,775	233,654

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	1,403
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	731
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.55	$19.68	$13.17	$13.31	$15.33
Value at end of period	$27.79	$20.55	$19.68	$13.17	$13.31
Number of accumulation units outstanding at end of period	683,979	695,317	591,336	389,188	95,942
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.98	$6.38	$4.61	$7.59	$10.00
Value at end of period	$6.99	$6.98	$6.38	$4.61	$7.59
Number of accumulation units outstanding at end of period	812,533	884,008	704,092	161,333	44,112
ING INTERNATIONAL PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.16	$8.87	$6.99	$8.50	$11.13
Value at end of period	$11.02	$10.16	$8.87	$6.99	$8.50
Number of accumulation units outstanding at end of period	559,559	629,289	454,201	221,113	88,668
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.21	$8.88	$6.01	$8.28	$8.73
Value at end of period	$11.58	$10.21	$8.88	$6.01	$8.28
Number of accumulation units outstanding at end of period	413,114	487,446	384,529	170,016	116,186
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.14	$8.77	$6.10	$6.96	$7.40
Value at end of period	$13.42	$10.14	$8.77	$6.10	$6.96
Number of accumulation units outstanding at end of period	1,078,138	746,275	380,832	89,889	27,104
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.81	$11.86	$10.00
Value at end of period	$14.88	$13.81	$11.86
Number of accumulation units outstanding at end of period	648,084	599,495	58,638
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.96	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	785,793	784,755	376,174	54,218

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	47,897
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.22	$10.56	$8.20	$10.00
Value at end of period	$13.84	$12.22	$10.56	$8.20
Number of accumulation units outstanding at end of period	1,683,878	1,434,654	122,689	12,519
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$9.38	$8.39	$6.98	$8.82	$9.62
Value at end of period	$9.76	$9.38	$8.39	$6.98	$8.82
Number of accumulation units outstanding at end of period	2,222,016	1,838,796	1,292,405	803,023	297,442
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.23	$9.73
Value at end of period	$11.88	$11.23
Number of accumulation units outstanding at end of period	3,457,106	2,359,301
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.11	$10.12
Value at end of period	$11.65	$11.11
Number of accumulation units outstanding at end of period	8,988,474	6,653,474
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.93	$10.06
Value at end of period	$11.35	$10.93
Number of accumulation units outstanding at end of period	6,829,733	5,434,550
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$9.87
Value at end of period	$11.16	$10.79
Number of accumulation units outstanding at end of period	2,419,071	1,845,688
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.97	$19.07	$18.89	$17.94	$16.87
Value at end of period	$18.93	$18.97	$19.07	$18.89	$17.94
Number of accumulation units outstanding at end of period	356,114	466,124	750,831	457,642	177,354
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.54	$14.68	$14.85	$14.91	$14.63
Value at end of period	$14.67	$14.54	$14.68	$14.85	$14.91
Number of accumulation units outstanding at end of period	813,852	1,339,734	953,624	749,575	371,667

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$11.07	$10.26	$7.96	$10.54	$11.09
Value at end of period	$11.46	$11.07	$10.26	$7.96	$10.54
Number of accumulation units outstanding at end of period	475,388	555,559	45,349	336,121	221,246
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.66	$13.28	$10.20	$14.75	$20.06
Value at end of period	$15.67	$14.66	$13.28	$10.20	$14.75
Number of accumulation units outstanding at end of period	1,674,635	1,913,665	1,329,455	464,261	332,353
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	628,482
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.80	$9.91	$7.95	$10.00
Value at end of period	$11.70	$10.80	$9.91	$7.95
Number of accumulation units outstanding at end of period	1,163,084	215,008	145,460	26,080
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.76	$10.75	$8.35	$10.00
Value at end of period	$12.16	$11.76	$10.75	$8.35
Number of accumulation units outstanding at end of period	281,653	359,376	281,611	84,875
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$23.87	$21.14	$15.48	$30.81	$38.92
Value at end of period	$24.16	$23.87	$21.14	$15.48	$30.81
Number of accumulation units outstanding at end of period	866,778	1,021,481	821,081	511,368	217,014
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$23.15	$21.22	$18.52	$19.88	$20.05
Value at end of period	$23.38	$23.15	$21.22	$18.52	$19.88
Number of accumulation units outstanding at end of period	2,156,039	2,327,130	1,739,276	865,415	338,408
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	873,349
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	56,426

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2001)
Value at beginning of period	$19.74	$17.82	$14.58	$19.77	$24.45
Value at end of period	$20.49	$19.74	$17.82	$14.58	$19.77
Number of accumulation units outstanding at end of period	536,169	591,685	600,566	377,645	167,033
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$12.95	$12.58	$12.24	$11.47	$11.56
Value at end of period	$13.02	$12.95	$12.58	$12.24	$11.47
Number of accumulation units outstanding at end of period	1,973,149	2,114,845	1,759,464	1,325,734	153,359
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.05	$10.79
Number of accumulation units outstanding at end of period	2,873,390	3,220,096
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	5,017,559
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.60	$10.80	$10.00
Value at end of period	$12.66	$11.60	$10.80
Number of accumulation units outstanding at end of period	1,363,628	1,402,387	95,578
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$12.17	$11.50	$8.44	$11.55	$11.41
Value at end of period	$12.49	$12.17	$11.50	$8.44	$11.55
Number of accumulation units outstanding at end of period	1,281,384	1,463,875	1,254,827	915,050	471,202
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$19.17	$17.60	$13.16	$16.79	$19.11
Value at end of period	$20.68	$19.17	$17.60	$13.16	$16.79
Number of accumulation units outstanding at end of period	903,228	981,190	688,343	367,450	153,710
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$36.86	$32.20	$26.20	$26.56	$24.57
Value at end of period	$38.98	$36.86	$32.20	$26.20	$26.56
Number of accumulation units outstanding at end of period	3,031,655	3,088,703	1,921,555	1,256,046	329,416

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$26.55	$23.55	$19.17	$22.50	$22.48
Value at end of period	$27.09	$26.55	$23.55	$19.17	$22.50
Number of accumulation units outstanding at end of period	1,864,736	2,005,506	1,089,874	479,848	191,974
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.07	$8.33
Value at end of period	$9.48	$9.07
Number of accumulation units outstanding at end of period	687,287	745,308
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.97
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	20,569
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	3,505,743
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	94,700
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.97	$9.46	$7.80	$10.00
Value at end of period	$11.26	$9.97	$9.46	$7.80
Number of accumulation units outstanding at end of period	287,327	250,344	173,318	10,171
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.08	$10.93	$8.82	$10.00
Value at end of period	$13.20	$12.08	$10.93	$8.82
Number of accumulation units outstanding at end of period	879,134	825,112	360,519	130,192
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$24.49	$21.86	$17.42	$20.82	$23.65
Value at end of period	$26.46	$24.49	$21.86	$17.42	$20.82
Number of accumulation units outstanding at end of period	827,055	860,950	619,369	274,359	118,228
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$48.06	$35.55	$26.29	$26.74	$24.97
Value at end of period	$55.10	$48.06	$35.55	$26.29	$26.74
Number of accumulation units outstanding at end of period	749,065	816,745	462,356	222,333	81,300

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06	$10.03
Value at end of period	$11.68	$11.06
Number of accumulation units outstanding at end of period	601,346	191,994
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.00	$6.52	$5.14	$6.97	$8.62
Value at end of period	$7.18	$7.00	$6.52	$5.14	$6.97
Number of accumulation units outstanding at end of period	673,066	707,362	619,543	382,518	75,723
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.41
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	2,625
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.61	$8.88	$10.00
Value at end of period	$9.92	$9.61	$8.88
Number of accumulation units outstanding at end of period	1,140,505	1,130,196	454,342
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91	$9.46
Value at end of period	$11.87	$10.91
Number of accumulation units outstanding at end of period	679,265	317,698
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.31	$9.22
Value at end of period	$11.92	$11.31
Number of accumulation units outstanding at end of period	509,167	249,953
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.34	$11.04	$10.61	$10.00
Value at end of period	$11.46	$11.34	$11.04	$10.61
Number of accumulation units outstanding at end of period	1,965,087	1,993,255	650,222	564,471
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.39	$7.05
Value at end of period	$7.99	$7.39
Number of accumulation units outstanding at end of period	413,074	629,731
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.72	$6.23	$4.59	$8.31	$10.00
Value at end of period	$7.18	$6.72	$6.23	$4.59	$8.31
Number of accumulation units outstanding at end of period	1,408,556	1,597,805	1,204,050	374,677	141,397

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.25
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	166,537
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2001)
Value at beginning of period	$20.38	$18.44	$14.33	$20.64	$23.37
Value at end of period	$21.17	$20.38	$18.44	$14.33	$20.64
Number of accumulation units outstanding at end of period	258,839	290,716	296,297	263,933	138,979
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$10.97	$10.08	$7.88	$10.06	$11.27
Value at end of period	$11.14	$10.97	$10.08	$7.88	$10.06
Number of accumulation units outstanding at end of period	208,067	228,007	276,324	312,246	126,058
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.71	$8.16	$6.62	$8.87	$10.00
Value at end of period	$8.79	$8.71	$8.16	$6.62	$8.87
Number of accumulation units outstanding at end of period	503,432	730,973	525,852	114,753	15,636
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.17	$8.18	$6.00	$8.24	$10.00
Value at end of period	$9.73	$9.17	$8.18	$6.00	$8.24
Number of accumulation units outstanding at end of period	242,501	300,855	132,491	13,789	6,318
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.18	$9.35	$10.00
Value at end of period	$7.39	$8.18	$9.35
Number of accumulation units outstanding at end of period	581,869	524,459	382,409
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.49	$10.03	$7.16	$9.40	$10.00
Value at end of period	$11.59	$11.49	$10.03	$7.16	$9.40
Number of accumulation units outstanding at end of period	718,992	820,564	697,737	114,433	21,722

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.79
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	110,857
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2002)
Value at beginning of period	$16.58
Value at end of period	$17.15
Number of accumulation units outstanding at end of period	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.80
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	547,233
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.31
Value at end of period	$8.59
Number of accumulation units outstanding at end of period	205,825
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$18.66
Value at end of period	$19.56
Number of accumulation units outstanding at end of period	189,424
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.81
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	4,607,966
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.80
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	5,632,392

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.49
Value at end of period	$16.00
Number of accumulation units outstanding at end of period	1,757,275
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	315,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.33
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	162,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.64
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	251,244
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	958
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.82
Value at end of period	$19.49
Number of accumulation units outstanding at end of period	72,500
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.87
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.02
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	9,371
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.37
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	535,373

Condensed Financial Information (continued)

2005
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	17,392
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	5,428
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.22
Value at end of period	$27.31
Number of accumulation units outstanding at end of period	246,689
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.96
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	107,032
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.07
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	34,654
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$10.16
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	109,413
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.07
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	569,679
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.79
Value at end of period	$14.85
Number of accumulation units outstanding at end of period	416,050
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	362,665

Condensed Financial Information (continued)

2005
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.19
Value at end of period	$13.78
Number of accumulation units outstanding at end of period	692,426
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.34
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	992,392
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.22
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	4,285,721
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	9,279,401
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.92
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	7,449,654
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,218,998
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$18.67
Value at end of period	$18.60
Number of accumulation units outstanding at end of period	27
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$14.31
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	465,550

Condensed Financial Information (continued)

2005
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.01
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	32,982
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$14.53
Value at end of period	$15.52
Number of accumulation units outstanding at end of period	388,372
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	202,215
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	201,000
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.73
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	74,087
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$23.63
Value at end of period	$23.88
Number of accumulation units outstanding at end of period	126,437
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$22.91
Value at end of period	$23.11
Number of accumulation units outstanding at end of period	593,459
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	371,810
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	130,621

Condensed Financial Information (continued)

2005
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1993)
Value at beginning of period	$19.54
Value at end of period	$20.26
Number of accumulation units outstanding at end of period	80,941
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$12.82
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	766,115
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	773,925
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,259,567
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.58
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	340,322
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.11
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	146,623
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$18.93
Value at end of period	$20.40
Number of accumulation units outstanding at end of period	131,684
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$36.26
Value at end of period	$38.31
Number of accumulation units outstanding at end of period	1,075,768

Condensed Financial Information (continued)

2005
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$26.13
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	407,663
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.03
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	131,333
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.13
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	25,931
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	245,919
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.94
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	67,658
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.05
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	443,052
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.21
Value at end of period	$26.13
Number of accumulation units outstanding at end of period	188,468
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$47.29
Value at end of period	$54.16
Number of accumulation units outstanding at end of period	303,357

CFI 82

Condensed Financial Information (continued)

2005
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	123,785
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$6.97
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	119,498
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.57
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	747,104
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.54
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.59
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	487,498
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.31
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	464,500
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.36
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	45,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$6.70
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	160,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.55
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	54,685

CFI 82

Condensed Financial Information (continued)

2005
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1993)
Value at beginning of period	$20.11
Value at end of period	$20.88
Number of accumulation units outstanding at end of period	17,818
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.68
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	45,665
PROFUND VP EUROPE 30
(Fund first available during January 1996)
Value at beginning of period	$9.14
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	97,624
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.17
Value at end of period	$7.38
Number of accumulation units outstanding at end of period	137,057
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.45
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	103,117

CFI 83

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

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

ESII -138960	B1

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ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

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

ESII -138960	B2

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ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P.Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

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ESII -138960	B3

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

ING Legg Mason Partners All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.

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ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

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ESII -138960	B5

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ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.

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ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

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ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.

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ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.

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Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation

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You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution (“MRD”) is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	6 00	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:   7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

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Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180

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ES II -138960	F3

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10	1,262	600	—	—	1,262	600	1,262

Note:   7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$419.98
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$471.00	$871.44

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.70
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,019
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$632.98	$871.44

Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$1,016.85	$943.99
	MGIB Rollup	n/a	$196,715

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MGIB Ratchet	n/a	$200,423

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MGIB Annuity Factor	n/a	4.43

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MGIB Income	n/a	$887.87

Income	$1,016.85	$943.99

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX H

ING LifePay Partial Withdrawal Amount Examples

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The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

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Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

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If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

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Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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ES II -138960	H1

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If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

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Assume the Maximum Annual Withdrawal is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

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Illustration 4: The Reset Option is utilized.

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Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

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One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

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One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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ES II -138960	H2

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APPENDIX I

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Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

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ES II -138960	I1

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APPENDIX J

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Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

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Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see AppendixK, “MGWB Excess Withdrawal Amount Examples.”

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ES II -138960	J1

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

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ES II -138960	J2

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On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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ES II -138960	J3

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Minimum Guaranteed Withdrawal Benefit rider1:

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[2]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

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ES II -138960	J4

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APPENDIX K

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MGWB Excess Withdrawal Amount Examples

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

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ES II -138960	K2

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Example #5: Owner transfers funds from Covered Funds to Excluded Funds

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Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

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The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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ES II -138960	K3

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

ES II -138960	04/28/06

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ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT GENERATIONS

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April 28, 2006

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This prospectus describes ING GoldenSelect Generations, a group and individual deferred combination variable annuity contract (the “Contract”) offered by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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Generations – 138961

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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Generations - 138961

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To be inserted

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Generations -138961	i

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit
Annuitant
Annuity Start Date
Cash Surrender Value
Claim Date
Contract Date
Contract Owner
Contract Value
Contract Year
Covered Fund
Earnings Multiplier Benefit
Excluded Fund
Free Withdrawal Amount
Market Value Adjustment
Max 7 Enhanced Death Benefit
Net Investment Factor
Quarterly Ratchet Enhanced Death Benefit
Restricted Fund
Rider Date
7% Solution Death Benefit Element
Special Fund
Standard Death Benefit
Net Rate of Return

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
ING LifePay Base	MGWB Base
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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Generations -138961	ii

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Surrender Charge:

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Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

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Transfer Charge[2]	$25 per transfer, if you make more than 12 transfers in a contract year

[1]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

[2]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge[3]	$30

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

[3]	We deduct this charge on each contract anniversary and on surrender.

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Separate Account Annual Charges1

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		Enhanced Death Benefits
	Standard Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.40%	1.65%	1.95%

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[1]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

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Earnings Multiplier Benefit Rider Charge1

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As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

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[1]

We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

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Optional Rider Charges1

Minimum Guaranteed Income Benefit rider:

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Generations -138961	1

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As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base[2]	0.19% of the MGIB Benefit Base[2]

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ING LifePay Minimum Guaranteed Withdrawal Benefit rider[3]:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Benefit Elected[3]
0.50% of contract value	0.13% of contract value	1.20% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract/ If the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Income Benefit rider and ING LifePay Minimum Guaranteed Withdrawal Benefit rider

[2]	Please see “Charges and Fees - Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option.”

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Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.20%	2.45%	2.75%

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If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.70%	1.95%	2.25%

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As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Generations -138961	2

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.54%	1.78%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30%of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,318	$2,150	$2,978	$5,134
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,318	$2,150	$2,578	$5,134

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3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$518	$1,550	$2,578	$5,134

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

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Generations -138961	3

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We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A — Condensed Financial Information.” The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges .

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Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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Financial Statements

The statements of assets and liabilities, the related statements of operations, and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

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ING USA SEPARATE ACCOUNT B

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ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

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Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:       We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

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Generations -138961	4

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ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

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Generations -138961	5

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ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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THE TRUSTS AND FUNDS

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You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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Restricted Funds

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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

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Generations -138961	6

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We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

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Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

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1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

CHARGES AND FEES

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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

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Charge Deduction Subaccount

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You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer

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Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

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Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

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Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the “Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence.

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These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the fund’s fees and expenses, review each fund’s prospectus.

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Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit		Quarterly Ratchet Enhanced Death Benefit		Max 7 Enhanced Death Benefit
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.25%	0.003446%	1.50%	0.004141%	1.80%	0.004976%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract

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anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Earnings Multiplier Benefit Rider.”

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Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

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Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders - Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and MGIB Rate.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit (“LAPB”) Status. LAPB Status will occur if your contract is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.

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Trust and Fund Expenses

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Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

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Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.
•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.
•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio
ProFunds VP

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Franklin Templeton Variable Insurance Products Trust

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If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

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Additional Compensation and Benefits Received

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds are designated as “Master-Feeder”, “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a

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Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

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You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

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Joint Owner

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For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner, which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

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Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

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The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

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If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

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The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going

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forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

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You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

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All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

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We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. But the Contract may not be available to all ages through all broker-dealers.

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The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

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Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

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1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

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We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

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Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

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Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

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The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the

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Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•

die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

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The charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

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Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

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3)

the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

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The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of

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annuitization, the Contract will always produce greater income than the rider. Please see Appendix G — “Examples of Minimum Guaranteed Income Benefit Calculation.”

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.” No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and

(c) is the contract value of Excluded Funds.

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

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The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds

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(after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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2)

Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

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MGIB Income Options

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The following are the MGIB Income Options available under the MGIB Rider:

(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

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(ii)	Income for 20-30 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year

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waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

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1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or

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5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

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As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on

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the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal %
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

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2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

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When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix I, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1)

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

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4)

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

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7)

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

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See Appendix I, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the

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Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix I, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Accepted Funds. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change. If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

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2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;

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3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing.”

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In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

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1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

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2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value;

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3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

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4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued,

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a.

If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

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b.

If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim

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date and withdrawals may continue under the rider provisions.

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3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

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Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

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7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

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8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see “Federal Tax Considerations – Taxation of Distributions.”

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Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

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WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges, if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take

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your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal

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Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Fixed dollar systematic withdrawals, which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code, may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

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IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS

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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to

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all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

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Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the

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dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

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Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

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Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 75 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

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Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

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Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

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Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and

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2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

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The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)

the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Quarterly Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:
a)	3 times all premium payments, adjusted for withdrawals (the “cap”); and

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b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

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Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider available only for non-qualified contracts that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a

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charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

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If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of theTax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

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If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

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We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

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If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of ING LifePay Rider on Death Benefit

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Death or Change of Owner/Annuitant” for a description of the impact of the owner’s death on the ING LifePay rider.

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If you die during Lifetime Automatic Periodic Benefit Status, payments will stop. No other death benefit is payable. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

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THE ANNUITY OPTIONS

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later, but in no event later than the annuitant’s 95th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA,

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distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)

For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be

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allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. DSI has entered into a selling agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) to sell the Contracts through registered representatives. This compensation is generally based on a percentage of premium payments. Merrill Lynch may receive commissions of up to 6.0% of premium payments. In addition, it may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

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DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

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•	Marketing allowances;
•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

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•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and
•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

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1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

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Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

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We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do

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not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

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ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

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Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special

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income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these test are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

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Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

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General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider while in Guaranteed Withdrawal Status), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to your under the ING LifePay Rider while in Automatic Periodic Benefit Status as annuity payments rather than withdrawals. See “Taxation of Annuity Payments” below.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

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•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each

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distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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Direct Rollovers

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If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified

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period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

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Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

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Individual Retirement Annuities – General

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Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

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Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

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Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

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Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

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•	Riders:

•

Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

•

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Tax Sheltered Annuities – Distributions
All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax form is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

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The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

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Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

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Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
The Administrator
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
IRA Partial Withdrawal Option
Other Information

Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

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_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.97	$10.71	$8.44	$10.00
Value at end of period	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	512,777	510,227	355,401	69,607
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.74	$13.85	$10.00
Value at end of period	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,467,553	3,098,913	2,275,054	478,395	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.47	$8.33	$6.37	$9.27	$10.00
Value at end of period	$8.81	$8.47	$8.33	$6.37	$9.27
Number of accumulation units outstanding at end of period	3,500,743	4,075,492	3,326,845	523,176	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$19.60	$16.63	$10.10	$14.64	$17.21
Value at end of period	$20.65	$19.60	$16.63	$10.10	$14.64
Number of accumulation units outstanding at end of period	4,042,405	4,750,522	5,531,902	5,368,761	6,450,280
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.90	$10.99	$10.00
Value at end of period	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	10,360,815	6,533,086	1,032,491

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.77	$10.00
Value at end of period	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.59	$11.62	$10.00
Value at end of period	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	5,984,403	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	857,118
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$19.27	$18.19	$13.14	$17.87	$18.40
Value at end of period	$18.81	$19.27	$18.19	$13.14	$17.87
Number of accumulation units outstanding at end of period	4,019,716	5,002,600	5,701,159	5,592,680	7,129,680
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.94	$10.15	$7.53	$10.02	$10.55
Value at end of period	$11.45	$10.94	$10.15	$7.53	$10.02
Number of accumulation units outstanding at end of period	5,419,951	6,407,947	6,231,900	4,513,818	3,900,663
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,654
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.98	$18.52	$15.00	$18.34	$19.46
Value at end of period	$20.75	$20.98	$18.52	$15.00	$18.34
Number of accumulation units outstanding at end of period	1,425,053	1,980,577	2,181,501	2,314,069	2,404,425
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.91	$10.00
Value at end of period	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,770,932	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.49	$9.79
Value at end of period	$10.75	$10.49
Number of accumulation units outstanding at end of period	26,871	13,651

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.65	$9.52	$7.23	$9.09	$9.88
Value at end of period	$13.42	$11.65	$9.52	$7.23	$9.09
Number of accumulation units outstanding at end of period	6,237,950	2,675,497	2,137,834	1,436,694	685,331
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.39
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	9,537
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	24,286
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$22.13	$21.09	$14.05	$14.14	$16.32
Value at end of period	$30.06	$22.13	$21.09	$14.05	$14.14
Number of accumulation units outstanding at end of period	1,542,661	964,040	742,286	575,255	295,871
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.10	$6.46	$4.65	$7.62	$10.00
Value at end of period	$7.14	$7.10	$6.46	$4.65	$7.62
Number of accumulation units outstanding at end of period	1,262,439	1,260,749	976,839	387,487	47,818
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.50	$9.12	$7.16	$8.66	$11.37
Value at end of period	$11.44	$10.50	$9.12	$7.16	$8.66
Number of accumulation units outstanding at end of period	2,837,858	3,629,884	3,949,927	4,449,069	5,060,321
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.41	$9.01	$6.08	$8.32	$8.89
Value at end of period	$11.87	$10.41	$9.01	$6.08	$8.32
Number of accumulation units outstanding at end of period	868,501	778,230	856,121	464,523	368,091
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.46	$9.01	$6.23	$7.08	$7.58
Value at end of period	$13.91	$10.46	$9.01	$6.23	$7.08
Number of accumulation units outstanding at end of period	3,298,670	2,479,088	2,328,297	1,975,891	2,270,962
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.89	$11.87	$10.00
Value at end of period	$15.04	$13.89	$11.87
Number of accumulation units outstanding at end of period	851,235	629,067	75,922

CFI 4

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.38	$7.85	$10.00
Value at end of period	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,821,293	1,519,167	824,986	169,670
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	81,336
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.37	$10.64	$8.22	$10.00
Value at end of period	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	3,309,450	1,748,507	506,335	72,898
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.56	$8.52	$7.05	$8.87	$9.94
Value at end of period	$10.00	$9.56	$8.52	$7.05	$8.87
Number of accumulation units outstanding at end of period	4,471,159	3,555,247	2,887,495	1,676,923	1,073,857
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.13
Value at end of period	$11.97	$11.26
Number of accumulation units outstanding at end of period	6,471,802	2,006,309
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.04
Value at end of period	$11.74	$11.14
Number of accumulation units outstanding at end of period	15,847,602	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.97	$10.02
Value at end of period	$11.44	$10.97
Number of accumulation units outstanding at end of period	14,592,583	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.83	$10.06
Value at end of period	$11.25	$10.83
Number of accumulation units outstanding at end of period	7,125,546	3,622,165
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.43	$20.44	$20.16	$19.06	$17.76
Value at end of period	$20.47	$20.43	$20.44	$20.16	$19.06
Number of accumulation units outstanding at end of period	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602

CFI 6

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$15.66	$15.74	$15.84	$15.84	$15.47
Value at end of period	$15.87	$15.66	$15.74	$15.84	$15.84
Number of accumulation units outstanding at end of period	5,498,848	5,672,311	7,879,356	12,089,343	14,053,316
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.32	$10.45	$8.07	$10.63	$11.26
Value at end of period	$11.77	$11.32	$10.45	$8.07	$10.63
Number of accumulation units outstanding at end of period	1,279,162	1,504,119	1,526,538	1,177,892	952,473
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	12,645
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.26	$13.76	$10.52	$15.14	$22.02
Value at end of period	$16.39	$15.26	$13.76	$10.52	$15.14
Number of accumulation units outstanding at end of period	9,249,375	10,491,049	11,921,200	12,372,395	16,739,731
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	1,361,072
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.94	$9.98	$7.97	$10.00
Value at end of period	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,467,824	273,908	158,396	44,773
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.91	$10.83	$8.37	$10.00
Value at end of period	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	355,798	405,741	289,419	93,268
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$24.98	$22.02	$16.05	$31.80	$42.23
Value at end of period	$25.40	$24.98	$22.02	$16.05	$31.80
Number of accumulation units outstanding at end of period	3,607,091	4,806,358	5,278,479	5,485,147	6,612,249
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$24.26	$22.14	$19.23	$20.56	$20.75
Value at end of period	$24.62	$24.26	$22.14	$19.23	$20.56
Number of accumulation units outstanding at end of period	7,790,025	8,667,716	9,215,693	9,138,045	9,253,396

CFI 8

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	1,446,986
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	403,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 1997)
Value at beginning of period	$20.70	$18.60	$15.14	$20.44	$26.39
Value at end of period	$21.58	$20.70	$18.60	$15.14	$20.44
Number of accumulation units outstanding at end of period	3,895,256	4,647,975	5,432,937	5,913,309	7,316,946
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.57	$13.12	$12.71	$11.86	$11.74
Value at end of period	$13.71	$13.57	$13.12	$12.71	$11.86
Number of accumulation units outstanding at end of period	5,880,636	5,917,199	5,369,915	4,410,375	1,669,195
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.13	$10.82
Number of accumulation units outstanding at end of period	8,674,427	9,413,696
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	7,692,715
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.67	$10.82	$10.00
Value at end of period	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	1,404,961	1,127,028	100,971
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.45	$11.71	$8.55	$11.65	$11.59
Value at end of period	$12.83	$12.45	$11.71	$8.55	$11.65

CFI 10

Number of accumulation units outstanding at end of period	3,224,773	3,905,541	4,510,818	3,519,150	4,280,223

CFI 11

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.30	$18.55	$13.80	$17.54	$20.19
Value at end of period	$21.99	$20.30	$18.55	$13.80	$17.54
Number of accumulation units outstanding at end of period	1,908,440	2,183,115	2,320,224	1,965,665	1,757,559
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$39.69	$34.52	$27.96	$28.22	$26.04
Value at end of period	$42.17	$39.69	$34.52	$27.96	$28.22
Number of accumulation units outstanding at end of period	7,736,987	6,834,477	6,071,997	5,326,019	4,592,780
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$28.60	$25.24	$20.45	$23.90	$23.91
Value at end of period	$29.30	$28.60	$25.24	$20.45	$23.90
Number of accumulation units outstanding at end of period	4,330,653	4,187,985	3,283,741	2,796,774	3,366,042
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.24	$8.45	$7.26
Value at end of period	$9.71	$9.24	$8.45
Number of accumulation units outstanding at end of period	1,439,257	1,326,546	870,957
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.21
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	333,809
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.09	$9.54	$7.82	$10.00
Value at end of period	$11.45	$10.09	$9.54	$7.82
Number of accumulation units outstanding at end of period	679,106	474,118	349,933	124,181
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.23	$11.01	$8.85	$10.00
Value at end of period	$13.43	$12.23	$11.01	$8.85

CFI 12

Number of accumulation units outstanding at end of period	2,467,075	1,394,309	758,774	220,958

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$25.81	$22.94	$18.19	$21.65	$24.94
Value at end of period	$28.01	$25.81	$22.94	$18.19	$21.65
Number of accumulation units outstanding at end of period	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$51.76	$38.11	$28.06	$28.40	$26.64
Value at end of period	$59.61	$51.76	$38.11	$28.06	$28.40
Number of accumulation units outstanding at end of period	1,718,845	1,657,594	1,388,196	1,167,176	887,731
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10	$10.00
Value at end of period	$11.77	$11.10
Number of accumulation units outstanding at end of period	842,640	175,178
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.15	$6.63	$5.21	$7.02	$8.75
Value at end of period	$7.36	$7.15	$6.63	$5.21	$7.02
Number of accumulation units outstanding at end of period	833,236	820,622	797,575	467,247	306,137
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	2,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.76	$8.98	$10.00
Value at end of period	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.04
Value at end of period	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,371,262	437,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$10.06
Value at end of period	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,076,172	424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.48	$11.13	$10.64	$10.00
Value at end of period	$11.65	$11.48	$11.13	$10.64

CFI 14

Number of accumulation units outstanding at end of period	3,506,748	2,682,543	1,026,869	719,279

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.52	$7.15
Value at end of period	$8.17	$7.52
Number of accumulation units outstanding at end of period	457,358	440,238
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,164,620	2,126,799	1,851,941	774,557	180,638
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	309,726
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1995)
Value at beginning of period	$21.62	$19.47	$15.06	$21.60	$25.17
Value at end of period	$22.56	$21.62	$19.47	$15.06	$21.60
Number of accumulation units outstanding at end of period	1,732,179	2,135,530	2,581,561	2,929,610	3,606,212
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.98
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	435
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.31	$10.35	$8.05	$10.23	$11.72
Value at end of period	$11.54	$11.31	$10.35	$8.05	$10.23
Number of accumulation units outstanding at end of period	2,243,290	2,997,632	3,653,649	4,911,149	5,825,877
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.23	$9.37	$10.00
Value at end of period	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	1,016,831	834,452	98,866

CFI 16

CFI 17

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.68	$10.15	$7.21	$9.43	$10.00
Value at end of period	$11.84	$11.68	$10.15	$7.21	$9.43
Number of accumulation units outstanding at end of period	1,551,353	2,559,414	2,307,338	1,755,934	1,134,989

CFI 18

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.45%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 1998)
Value at beginning of period	$11.95	$10.70	$8.44	$10.00
Value at end of period	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	711,517	840,926	567,796	132,019
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.72	$13.85	$10.00
Value at end of period	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39
Value at end of period	$14.25
Number of accumulation units outstanding at end of period	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	2,766,838	3,518,649	2,445,416	321,872	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$8.45	$8.32	$6.37	$9.27	$10.00
Value at end of period	$8.79	$8.45	$8.32	$6.37	$9.27
Number of accumulation units outstanding at end of period	3,713,333	4,695,878	3,789,443	534,403	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$19.51	$16.56	$10.06	$14.59	$17.17
Value at end of period	$20.55	$19.51	$16.56	$10.06	$14.59
Number of accumulation units outstanding at end of period	2,359,895	3,025,948	2,956,816	1,918,853	1,780,512
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.99	$10.00
Value at end of period	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.88	$10.77	$10.00
Value at end of period	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	11,085,752	10,547,830	1,864,132

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.58	$11.62	$10.00
Value at end of period	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	4,245,594	3,292,334	641,852
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	613,541
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$19.18	$18.11	$13.09	$17.82	$18.35
Value at end of period	$18.72	$19.18	$18.11	$13.09	$17.82
Number of accumulation units outstanding at end of period	3,135,035	3,780,122	3,883,332	2,986,430	2,714,045
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.91	$10.13	$7.52	$10.01	$10.54
Value at end of period	$11.42	$10.91	$10.13	$7.52	$10.01
Number of accumulation units outstanding at end of period	8,078,575	9,668,725	9,374,553	6,465,467	4,561,875
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	13,666
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.85	$18.41	$14.92	$18.25	$19.38
Value at end of period	$20.61	$20.85	$18.41	$14.92	$18.25
Number of accumulation units outstanding at end of period	941,748	1,272,573	1,303,905	1,201,589	833,753
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90	$9.95
Value at end of period	$10.78	$9.90
Number of accumulation units outstanding at end of period	2,117,858	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.48	$9.70
Value at end of period	$10.74	$10.48
Number of accumulation units outstanding at end of period	44,527	67,584
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$11.62	$9.50	$7.22	$9.09	$9.88
Value at end of period	$13.39	$11.62	$9.50	$7.22	$9.09
Number of accumulation units outstanding at end of period	6,072,495	3,545,777	2,850,229	1,947,601	959,092

CFI 20

CFI 21

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	11,266
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.36
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	829
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$21.93	$20.91	$13.94	$14.03	$16.20
Value at end of period	$29.76	$21.93	$20.91	$13.94	$14.03
Number of accumulation units outstanding at end of period	1,634,532	1,054,905	826,628	436,185	144,214
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$7.09	$6.45	$4.64	$7.61	$10.00
Value at end of period	$7.12	$7.09	$6.45	$4.64	$7.61
Number of accumulation units outstanding at end of period	1,697,997	1,916,723	1,534,119	519,244	89,535
ING INTERNATIONAL PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$10.52	$9.15	$7.19	$8.70	$11.43
Value at end of period	$11.46	$10.52	$9.15	$7.19	$8.70
Number of accumulation units outstanding at end of period	1,763,918	2,088,276	2,278,889	1,834,152	1,624,384
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$10.39	$9.00	$6.07	$8.32	$8.89
Value at end of period	$11.83	$10.39	$9.00	$6.07	$8.32
Number of accumulation units outstanding at end of period	1,083,146	1,253,308	934,004	610,059	538,057
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$10.43	$8.99	$6.22	$7.07	$7.57
Value at end of period	$13.86	$10.43	$8.99	$6.22	$7.07
Number of accumulation units outstanding at end of period	3,050,097	2,350,722	1,925,674	1,365,017	1,495,431
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.88	$11.87	$10.00
Value at end of period	$15.02	$13.88	$11.87
Number of accumulation units outstanding at end of period	521,950	659,600	77,955
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.63	$10.37	$7.84	$10.00
Value at end of period	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	1,822,537	2,268,707	1,251,726	209,858

CFI 22

CFI 23

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	87,047
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$12.35	$10.63	$8.22	$10.00
Value at end of period	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	2,771,237	2,654,772	502,551	106,211
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.54	$8.50	$7.04	$8.87	$9.94
Value at end of period	$9.97	$9.54	$8.50	$7.04	$8.87
Number of accumulation units outstanding at end of period	5,050,607	5,139,893	4,499,898	2,831,575	1,698,201
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.04
Value at end of period	$11.96	$11.26
Number of accumulation units outstanding at end of period	3,909,344	2,380,908
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.07
Value at end of period	$11.73	$11.14
Number of accumulation units outstanding at end of period	7,179,799	5,042,206
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.96	$9.99
Value at end of period	$11.43	$10.96
Number of accumulation units outstanding at end of period	5,777,166	4,315,877
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$9.80
Value at end of period	$11.24	$10.82
Number of accumulation units outstanding at end of period	2,883,899	2,025,448
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.20	$20.22	$19.95	$18.88	$17.60
Value at end of period	$20.24	$20.20	$20.22	$19.95	$18.88
Number of accumulation units outstanding at end of period	2,089,838	2,758,488	4,019,585	3,840,533	2,416,706
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$15.47	$15.55	$15.66	$15.67	$15.31
Value at end of period	$15.67	$15.47	$15.55	$15.66	$15.67
Number of accumulation units outstanding at end of period	5,927,359	6,868,172	9,522,307	10,877,063	12,017,917

CFI 24

CFI 25

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$11.29	$10.42	$8.06	$10.62	$11.26
Value at end of period	$11.74	$11.29	$10.42	$8.06	$10.62
Number of accumulation units outstanding at end of period	1,790,946	2,121,046	2,060,651	1,674,081	1,224,296
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$15.19	$13.71	$10.48	$15.10	$21.96
Value at end of period	$16.31	$15.19	$13.71	$10.48	$15.10
Number of accumulation units outstanding at end of period	6,003,474	6,723,135	6,824,703	5,599,657	6,476,226
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	1,396,185
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.92	$9.97	$7.97	$10.00
Value at end of period	$11.87	$10.92	$9.97	$7.97
Number of accumulation units outstanding at end of period	1,781,693	289,685	237,787	27,664
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.89	$10.82	$8.37	$10.00
Value at end of period	$12.34	$11.89	$10.82	$8.37
Number of accumulation units outstanding at end of period	468,420	488,821	392,802	91,571
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.89	$21.95	$16.01	$31.73	$42.16
Value at end of period	$25.29	$24.89	$21.95	$16.01	$31.73
Number of accumulation units outstanding at end of period	2,854,809	3,551,098	3,776,334	3,084,372	3,144,090
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$24.13	$22.03	$19.15	$20.47	$20.68
Value at end of period	$24.47	$24.13	$22.03	$19.15	$20.47
Number of accumulation units outstanding at end of period	6,154,565	7,209,493	6,645,212	4,962,123	3,612,214
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	1,762,551
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.23
Value at end of period	$13.66

CFI 26

Number of accumulation units outstanding at end of period	160,069

CFI 27

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1993)
Value at beginning of period	$20.58	$18.50	$15.07	$20.35	$26.30
Value at end of period	$21.45	$20.58	$18.50	$15.07	$20.35
Number of accumulation units outstanding at end of period	2,346,404	2,649,538	2,836,831	2,475,752	2,427,133
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$13.50	$13.06	$12.65	$11.81	$11.70
Value at end of period	$13.63	$13.50	$13.06	$12.65	$11.81
Number of accumulation units outstanding at end of period	6,258,247	7,272,611	6,415,052	4,516,490	1,400,922
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.12	$10.82
Number of accumulation units outstanding at end of period	6,765,562	8,744,441
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	7,322,119
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.66	$10.81	$10.00
Value at end of period	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	1,451,243	1,431,091	192,028
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$12.42	$11.68	$8.54	$11.64	$11.59
Value at end of period	$12.79	$12.42	$11.68	$8.54	$11.64
Number of accumulation units outstanding at end of period	4,573,149	5,611,904	5,835,012	4,205,151	3,977,598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$20.14	$18.42	$13.71	$17.43	$20.08
Value at end of period	$21.81	$20.14	$18.42	$13.71	$17.43
Number of accumulation units outstanding at end of period	2,442,312	2,907,288	2,876,283	2,246,289	1,775,926
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$39.32	$34.21	$27.72	$27.99	$25.84
Value at end of period	$41.75	$39.32	$34.21	$27.72	$27.99

CFI 28

Number of accumulation units outstanding at end of period	6,790,538	7,138,949	5,743,181	4,380,117	2,279,908

CFI 29

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$28.33	$25.02	$20.28	$23.71	$23.74
Value at end of period	$29.01	$28.33	$25.02	$20.28	$23.71
Number of accumulation units outstanding at end of period	4,138,394	4,592,038	3,297,900	2,137,260	1,599,946
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.22	$8.44	$7.25
Value at end of period	$9.68	$9.22	$8.44
Number of accumulation units outstanding at end of period	1,664,554	1,750,578	1,411,580
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.17
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	55,883
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	133,887
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.08	$9.53	$7.82	$10.00
Value at end of period	$11.43	$10.08	$9.53	$7.82
Number of accumulation units outstanding at end of period	860,339	668,027	566,448	115,969
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$12.22	$11.00	$8.84	$10.00
Value at end of period	$13.40	$12.22	$11.00	$8.84
Number of accumulation units outstanding at end of period	1,684,842	1,290,721	885,643	255,324
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$25.63	$22.79	$18.08	$21.53	$24.81
Value at end of period	$27.80	$25.63	$22.79	$18.08	$21.53
Number of accumulation units outstanding at end of period	2,551,630	2,712,774	2,615,475	1,951,607	1,737,220
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$51.28	$37.77	$27.82	$28.18	$26.44
Value at end of period	$59.02	$51.28	$37.77	$27.82	$28.18

CFI 30

Number of accumulation units outstanding at end of period	1,530,874	1,897,527	1,439,332	947,489	414,152

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.03
Value at end of period	$11.76	$11.09
Number of accumulation units outstanding at end of period	900,390	196,570
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 1995)
Value at beginning of period	$7.14	$6.62	$5.20	$7.02	$8.75
Value at end of period	$7.34	$7.14	$6.62	$5.20	$7.02
Number of accumulation units outstanding at end of period	1,265,019	1,385,809	1,303,851	859,281	479,640
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.13
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	1,417
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.74	$8.97	$10.00
Value at end of period	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	1,565,900	2,210,160	1,239,109
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.76	$11.13	$10.00
Value at end of period	$13.94	$12.76	$11.13
Number of accumulation units outstanding at end of period	881,061	1,090,890	317,218
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.83	$11.53	$10.00
Value at end of period	$14.63	$13.83	$11.53
Number of accumulation units outstanding at end of period	718,707	892,876	255,326
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.46	$11.12	$10.64	$10.00
Value at end of period	$11.63	$11.46	$11.12	$10.64
Number of accumulation units outstanding at end of period	4,187,265	2,689,507	897,486	665,314
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.50	$7.13
Value at end of period	$8.15	$7.50
Number of accumulation units outstanding at end of period	658,676	725,386
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$6.82	$6.30	$4.62	$8.33	$10.00
Value at end of period	$7.32	$6.82	$6.30	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,459,626	2,646,721	2,408,687	1,042,746	268,186

CFI 32

CFI 33

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.70
Value at end of period	$9.16
Number of accumulation units outstanding at end of period	502,323
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1993)
Value at beginning of period	$21.45	$19.33	$14.96	$21.46	$25.03
Value at end of period	$22.38	$21.45	$19.33	$14.96	$21.46
Number of accumulation units outstanding at end of period	1,362,894	1,625,886	1,900,374	1,951,375	1,862,499
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1993)
Value at beginning of period	$11.27	$10.32	$8.03	$10.21	$11.70
Value at end of period	$11.49	$11.27	$10.32	$8.03	$10.21
Number of accumulation units outstanding at end of period	1,228,776	1,511,542	1,818,112	2,241,996	2,222,192
PROFUND VP BULL
(Fund first available during January 1996)
Value at beginning of period	$8.84	$8.25	$6.66	$8.89	$10.00
Value at end of period	$8.95	$8.84	$8.25	$6.66	$8.89
Number of accumulation units outstanding at end of period	2,472,451	3,671,891	3,673,934	1,271,888	267,236
PROFUND VP EUROPE 30
(Fund first available during January 1996)
Value at beginning of period	$9.31	$8.27	$6.05	$8.26	$10.00
Value at end of period	$9.92	$9.31	$8.27	$6.05	$8.26
Number of accumulation units outstanding at end of period	603,121	795,586	786,491	1,365,500	568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.22	$9.36	$10.00
Value at end of period	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	766,103	1,079,664	214,510
PROFUND VP SMALL CAP
(Fund first available during January 1996)
Value at beginning of period	$11.66	$10.14	$7.21	$9.43	$10.00
Value at end of period	$11.82	$11.66	$10.14	$7.21	$9.43
Number of accumulation units outstanding at end of period	1,777,421	2,889,878	3,015,456	1,133,339	403,215

CFI 34

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.55%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.92	$10.68	$8.43	$10.00
Value at end of period	$11.60	$11.92	$10.68	$8.43
Number of accumulation units outstanding at end of period	160,751	78,941	57,779	28,020
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.70	$13.84	$10.00
Value at end of period	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.96	$10.01	$7.82	$9.58	$10.00
Value at end of period	$11.39	$10.96	$10.01	$7.82	$9.58
Number of accumulation units outstanding at end of period	855,634	629,373	591,447	185,665	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.42	$8.30	$6.36	$9.27	$10.00
Value at end of period	$8.75	$8.42	$8.30	$6.36	$9.27
Number of accumulation units outstanding at end of period	371,657	491,976	502,112	219,815	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$19.34	$16.43	$9.99	$14.51	$17.09
Value at end of period	$20.35	$19.34	$16.43	$9.99	$14.51
Number of accumulation units outstanding at end of period	2,963,804	3,525,160	4,192,754	4,478,810	5,716,524
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.87	$10.98	$10.00
Value at end of period	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	3,854,889	1,210,125	397,600
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.77	$10.00
Value at end of period	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	4,655,665	1,165,893	388,436

CFI 35

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.56	$11.61	$10.00
Value at end of period	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	1,989,030	520,072	137,440
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	352,010
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during January 1996)
Value at beginning of period	$19.01	$17.97	$13.00	$17.71	$18.26
Value at end of period	$18.53	$19.01	$17.97	$13.00	$17.71
Number of accumulation units outstanding at end of period	2,668,389	3,112,022	3,768,841	4,048,976	4,908,965
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.86	$10.09	$7.50	$9.99	$10.53
Value at end of period	$11.35	$10.86	$10.09	$7.50	$9.99
Number of accumulation units outstanding at end of period	2,164,626	2,378,439	2,408,098	2,128,387	1,783,085
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	1,991
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$20.67	$18.27	$14.82	$18.15	$19.29
Value at end of period	$20.41	$20.67	$18.27	$14.82	$18.15
Number of accumulation units outstanding at end of period	1,378,373	1,591,354	1,905,659	2,133,007	2,428,124
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90	$9.95
Value at end of period	$10.76	$9.90
Number of accumulation units outstanding at end of period	431,426	38,044
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$10.48	$10.00
Value at end of period	$10.72	$10.48
Number of accumulation units outstanding at end of period	18,300	1,868
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.57	$9.47	$7.21	$9.08	$9.87
Value at end of period	$13.32	$11.57	$9.47	$7.21	$9.08
Number of accumulation units outstanding at end of period	2,687,106	580,268	492,657	504,098	261,790

CFI 36

CFI 37

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	2,293
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	3,063
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$21.61	$20.62	$13.76	$13.87	$16.03
Value at end of period	$29.30	$21.61	$20.62	$13.76	$13.87
Number of accumulation units outstanding at end of period	930,199	538,575	549,898	561,649	458,820
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.06	$6.44	$4.64	$7.61	$10.00
Value at end of period	$7.09	$7.06	$6.44	$4.64	$7.61
Number of accumulation units outstanding at end of period	307,359	152,528	228,338	109,776	36,477
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.43	$9.08	$7.14	$8.65	$11.37
Value at end of period	$11.35	$10.43	$9.08	$7.14	$8.65
Number of accumulation units outstanding at end of period	1,222,098	1,424,650	1,583,400	1,745,092	2,043,470
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.34	$8.97	$6.06	$8.31	$8.89
Value at end of period	$11.77	$10.34	$8.97	$6.06	$8.31
Number of accumulation units outstanding at end of period	310,078	197,494	240,606	162,394	158,129
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.36	$8.93	$6.19	$7.04	$7.55
Value at end of period	$13.75	$10.36	$8.93	$6.19	$7.04
Number of accumulation units outstanding at end of period	1,806,293	1,216,614	1,347,745	1,372,717	1,610,890
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.86	$11.87	$10.00
Value at end of period	$14.99	$13.86	$11.87
Number of accumulation units outstanding at end of period	207,419	79,950	11,753
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.36	$7.84	$10.00
Value at end of period	$13.11	$13.63	$10.36	$7.84
Number of accumulation units outstanding at end of period	472,909	233,264	99,605	31,084

CFI 38

CFI 39

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	55,059
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.32	$10.61	$8.22	$10.00
Value at end of period	$13.99	$12.32	$10.61	$8.22
Number of accumulation units outstanding at end of period	991,309	175,207	108,890	33,208
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.50	$8.48	$7.03	$8.86	$9.94
Value at end of period	$9.92	$9.50	$8.48	$7.03	$8.86
Number of accumulation units outstanding at end of period	1,709,206	699,820	754,836	719,851	470,484
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$9.73
Value at end of period	$11.94	$11.25
Number of accumulation units outstanding at end of period	5,408,751	207,986
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.17
Value at end of period	$11.71	$11.13
Number of accumulation units outstanding at end of period	7,771,106	413,898
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.95	$10.09
Value at end of period	$11.41	$10.95
Number of accumulation units outstanding at end of period	6,745,383	511,128
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$9.80
Value at end of period	$11.22	$10.82
Number of accumulation units outstanding at end of period	2,363,549	203,560
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.94	$19.98	$19.73	$18.69	$17.45
Value at end of period	$19.96	$19.94	$19.98	$19.73	$18.69
Number of accumulation units outstanding at end of period	1,251,815	1,693,679	2,413,916	3,063,486	2,547,141
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$15.29	$15.39	$15.51	$15.54	$15.19
Value at end of period	$15.47	$15.29	$15.39	$15.51	$15.54
Number of accumulation units outstanding at end of period	3,236,339	2,859,998	3,967,468	5,577,967	7,210,822

CFI 40

CFI 41

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.24	$10.38	$8.04	$10.60	$11.25
Value at end of period	$11.67	$11.24	$10.38	$8.04	$10.60
Number of accumulation units outstanding at end of period	418,082	477,225	565,048	590,391	533,884
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.06	$13.60	$10.41	$15.01	$21.86
Value at end of period	$16.15	$15.06	$13.60	$10.41	$15.01
Number of accumulation units outstanding at end of period	5,390,136	6,191,793	7,363,429	8,151,064	11,192,041
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	229,089
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.89	$9.96	$7.97	$10.00
Value at end of period	$11.83	$10.89	$9.96	$7.97
Number of accumulation units outstanding at end of period	331,262	31,998	30,926	18,057
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.86	$10.80	$8.36	$10.00
Value at end of period	$12.30	$11.86	$10.80	$8.36
Number of accumulation units outstanding at end of period	114,574	78,887	78,050	69,302
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 1996)
Value at beginning of period	$24.63	$21.75	$15.88	$31.50	$41.89
Value at end of period	$25.00	$24.63	$21.75	$15.88	$31.50
Number of accumulation units outstanding at end of period	2,382,629	2,883,722	3,416,000	3,781,798	4,965,396
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$23.88	$21.83	$18.99	$20.33	$20.55
Value at end of period	$24.19	$23.88	$21.83	$18.99	$20.33
Number of accumulation units outstanding at end of period	4,628,389	4,961,026	5,459,084	5,740,870	6,331,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	704,604
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.95

CFI 42

Number of accumulation units outstanding at end of period	130,405

CFI 43

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 1997)
Value at beginning of period	$20.37	$18.33	$14.95	$20.21	$26.13
Value at end of period	$21.20	$20.37	$18.33	$14.95	$20.21
Number of accumulation units outstanding at end of period	3,170,903	3,703,212	4,358,136	4,975,285	6,799,019
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$13.36	$12.94	$12.55	$11.73	$11.63
Value at end of period	$13.48	$13.36	$12.94	$12.55	$11.73
Number of accumulation units outstanding at end of period	2,293,825	1,773,851	1,936,849	2,142,595	813,599
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.00
Value at end of period	$11.10	$10.81
Number of accumulation units outstanding at end of period	3,361,552	3,547,230
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	2,022,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.65	$10.81	$10.00
Value at end of period	$12.75	$11.65	$10.81
Number of accumulation units outstanding at end of period	349,758	43,426	16,860
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.35	$11.64	$8.51	$11.62	$11.58
Value at end of period	$12.71	$12.35	$11.64	$8.51	$11.62
Number of accumulation units outstanding at end of period	1,052,820	1,364,781	1,646,965	1,646,987	2,043,716
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$19.92	$18.24	$13.59	$17.30	$19.94
Value at end of period	$21.56	$19.92	$18.24	$13.59	$17.30
Number of accumulation units outstanding at end of period	1,894,005	2,144,240	2,499,768	2,796,359	3,208,566
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$38.74	$33.75	$27.37	$27.67	$25.57
Value at end of period	$41.10	$38.74	$33.75	$27.37	$27.67

CFI 44

Number of accumulation units outstanding at end of period	4,202,039	3,381,218	3,717,807	4,093,955	3,679,280

CFI 45

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$27.91	$24.68	$20.03	$23.43	$23.49
Value at end of period	$28.56	$27.91	$24.68	$20.03	$23.43
Number of accumulation units outstanding at end of period	2,000,178	1,981,687	2,135,369	2,226,227	2,377,259
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.18	$8.41	$7.24
Value at end of period	$9.63	$9.18	$8.41
Number of accumulation units outstanding at end of period	352,515	278,102	284,098
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.20
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	56,006
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.96
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	199,397
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.05	$9.51	$7.81	$10.00
Value at end of period	$11.38	$10.05	$9.51	$7.81
Number of accumulation units outstanding at end of period	279,057	126,022	122,975	36,457
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.18	$10.98	$8.84	$10.00
Value at end of period	$13.35	$12.18	$10.98	$8.84
Number of accumulation units outstanding at end of period	790,792	244,553	189,266	135,600
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$25.38	$22.59	$17.94	$21.38	$24.67
Value at end of period	$27.50	$25.38	$22.59	$17.94	$21.38
Number of accumulation units outstanding at end of period	4,924,061	5,419,465	6,186,431	6,933,409	8,520,621
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1995)
Value at beginning of period	$50.53	$37.25	$27.47	$27.85	$26.16
Value at end of period	$58.10	$50.53	$37.25	$27.47	$27.85

CFI 46

Number of accumulation units outstanding at end of period	829,769	653,475	740,624	784,789	715,123

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.03
Value at end of period	$11.74	$11.09
Number of accumulation units outstanding at end of period	167,480	31,070
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.10	$6.59	$5.19	$7.01	$8.75
Value at end of period	$7.30	$7.10	$6.59	$5.19	$7.01
Number of accumulation units outstanding at end of period	174,370	108,249	116,479	142,058	112,981
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.34
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	237
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.71	$8.94	$10.00
Value at end of period	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	506,320	199,344	65,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.09
Value at end of period	$12.28	$11.25
Number of accumulation units outstanding at end of period	617,687	66,748
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.71	$10.06
Value at end of period	$12.38	$11.71
Number of accumulation units outstanding at end of period	430,599	53,654
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.43	$11.10	$10.63	$10.00
Value at end of period	$11.58	$11.43	$11.10	$10.63
Number of accumulation units outstanding at end of period	1,037,954	433,079	314,718	290,354
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.47	$7.11
Value at end of period	$8.11	$7.47
Number of accumulation units outstanding at end of period	74,612	72,972
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.80	$6.28	$4.61	$8.32	$10.00
Value at end of period	$7.28	$6.80	$6.28	$4.61	$8.32
Number of accumulation units outstanding at end of period	434,882	208,033	269,277	139,362	61,322

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	27,221
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1995)
Value at beginning of period	$21.21	$19.13	$14.82	$21.28	$24.85
Value at end of period	$22.10	$21.21	$19.13	$14.82	$21.28
Number of accumulation units outstanding at end of period	1,746,425	2,091,665	2,572,697	2,915,036	3,688,603
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.19	$10.26	$7.99	$10.18	$11.67
Value at end of period	$11.40	$11.19	$10.26	$7.99	$10.18
Number of accumulation units outstanding at end of period	1,697,174	2,200,913	2,681,601	3,392,261	4,054,658
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.81	$8.22	$6.65	$8.89	$10.00
Value at end of period	$8.91	$8.81	$8.22	$6.65	$8.89
Number of accumulation units outstanding at end of period	372,891	394,140	354,864	194,395	256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.28	$8.24	$6.04	$8.26	$10.00
Value at end of period	$9.87	$9.28	$8.24	$6.04	$8.26
Number of accumulation units outstanding at end of period	126,063	148,329	147,115	156,757	5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.21	$9.36	$10.00
Value at end of period	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	351,390	175,899	137,981
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.62	$10.11	$7.19	$9.42	$10.00
Value at end of period	$11.76	$11.62	$10.11	$7.19	$9.42
Number of accumulation units outstanding at end of period	298,518	338,300	424,034	269,440	67,787

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.65%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.89	$10.66	$8.43	$10.00
Value at end of period	$11.55	$11.89	$10.66	$8.43
Number of accumulation units outstanding at end of period	507,068	542,920	224,254	65,382
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.67	$13.83	$10.00
Value at end of period	$17.29	$16.67	$13.83
Number of accumulation units outstanding at end of period	2,694,431	1,745,035	202,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.92	$9.98	$7.80	$9.58	$10.00
Value at end of period	$11.34	$10.92	$9.98	$7.80	$9.58
Number of accumulation units outstanding at end of period	2,083,613	1,820,927	947,458	177,883	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.39	$8.28	$6.35	$9.26	$10.00
Value at end of period	$8.71	$8.39	$8.28	$6.35	$9.26
Number of accumulation units outstanding at end of period	1,996,818	2,221,606	1,641,662	202,569	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.17	$16.31	$9.92	$14.42	$17.00
Value at end of period	$20.15	$19.17	$16.31	$9.92	$14.42
Number of accumulation units outstanding at end of period	1,035,548	1,007,648	845,094	481,010	388,823
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.98	$10.00
Value at end of period	$12.28	$11.86	$10.98
Number of accumulation units outstanding at end of period	8,805,371	5,275,914	536,261
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.76	$10.00
Value at end of period	$13.47	$11.85	$10.76
Number of accumulation units outstanding at end of period	12,968,062	7,574,705	1,003,541

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	4,950,832	2,513,020	241,840
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.97
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	966,411
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.84	$17.82	$12.91	$17.60	$18.17
Value at end of period	$18.34	$18.84	$17.82	$12.91	$17.60
Number of accumulation units outstanding at end of period	1,455,754	1,628,458	1,326,176	874,016	534,470
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.80	$10.05	$7.47	$9.97	$10.52
Value at end of period	$11.28	$10.80	$10.05	$7.47	$9.97
Number of accumulation units outstanding at end of period	4,508,542	4,782,802	3,956,879	2,660,134	1,400,044
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	43,804
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.43	$18.08	$14.68	$17.99	$19.14
Value at end of period	$20.15	$20.43	$18.08	$14.68	$17.99
Number of accumulation units outstanding at end of period	377,982	394,924	364,191	318,881	183,496
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.89	$9.95
Value at end of period	$10.74	$9.89
Number of accumulation units outstanding at end of period	1,302,047	346,643
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.47	$9.92
Value at end of period	$10.71	$10.47
Number of accumulation units outstanding at end of period	92,164	45,865
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.52	$9.44	$7.19	$9.06	$9.87
Value at end of period	$13.25	$11.52	$9.44	$7.19	$9.06
Number of accumulation units outstanding at end of period	3,308,905	2,007,253	1,236,349	877,092	390,858
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	19,414
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,593
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$21.23	$20.28	$13.55	$13.67	$15.81
Value at end of period	$28.76	$21.23	$20.28	$13.55	$13.67
Number of accumulation units outstanding at end of period	1,133,308	643,253	349,772	108,459	18,910
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.04	$6.42	$4.63	$7.60	$10.00
Value at end of period	$7.05	$7.04	$6.42	$4.63	$7.60
Number of accumulation units outstanding at end of period	1,030,731	915,327	555,046	240,377	35,022
ING INTERNATIONAL PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.34	$9.01	$7.09	$8.60	$11.32
Value at end of period	$11.24	$10.34	$9.01	$7.09	$8.60
Number of accumulation units outstanding at end of period	523,672	677,330	460,646	244,424	66,133
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.30	$8.94	$6.04	$8.30	$8.88
Value at end of period	$11.71	$10.30	$8.94	$6.04	$8.30
Number of accumulation units outstanding at end of period	473,569	395,916	344,837	246,924	151,551
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.28	$8.88	$6.16	$7.01	$7.52
Value at end of period	$13.64	$10.28	$8.88	$6.16	$7.01
Number of accumulation units outstanding at end of period	1,968,335	1,024,922	472,273	249,735	203,417
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.85	$11.86	$10.00
Value at end of period	$14.95	$13.85	$11.86
Number of accumulation units outstanding at end of period	741,906	566,780	56,919
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.34	$7.83	$10.00
Value at end of period	$13.06	$13.63	$10.34	$7.83
Number of accumulation units outstanding at end of period	1,518,628	1,021,256	506,711	114,380

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	349,843
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.29	$10.59	$8.21	$10.00
Value at end of period	$13.94	$12.29	$10.59	$8.21
Number of accumulation units outstanding at end of period	3,692,516	1,879,994	296,301	81,977
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.46	$8.45	$7.01	$8.84	$9.94
Value at end of period	$9.86	$9.46	$8.45	$7.01	$8.84
Number of accumulation units outstanding at end of period	4,293,067	2,715,141	2,048,406	1,160,152	480,294
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.13
Value at end of period	$11.92	$11.24
Number of accumulation units outstanding at end of period	6,449,925	2,210,106
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.04
Value at end of period	$11.69	$11.12
Number of accumulation units outstanding at end of period	16,262,154	5,655,755
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.95	$10.02
Value at end of period	$11.39	$10.95
Number of accumulation units outstanding at end of period	13,849,451	4,847,018
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.04
Value at end of period	$11.20	$10.81
Number of accumulation units outstanding at end of period	4,609,138	1,873,298
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.56	$19.62	$19.40	$18.39	$17.18
Value at end of period	$19.55	$19.56	$19.62	$19.40	$18.39
Number of accumulation units outstanding at end of period	619,015	809,812	1,154,037	917,938	389,087
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.97	$15.09	$15.23	$15.26	$14.94
Value at end of period	$15.14	$14.97	$15.09	$15.23	$15.26
Number of accumulation units outstanding at end of period	2,157,975	1,780,415	1,848,567	1,599,933	953,602

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.18	$10.34	$8.01	$10.58	$11.24
Value at end of period	$11.60	$11.18	$10.34	$8.01	$10.58
Number of accumulation units outstanding at end of period	1,060,605	1,173,059	1,081,824	1,030,211	401,684
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	7,438
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.93	$13.49	$10.34	$14.92	$21.75
Value at end of period	$15.99	$14.93	$13.49	$10.34	$14.92
Number of accumulation units outstanding at end of period	2,979,009	2,512,016	1,979,404	1,434,607	1,236,743
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	888,379
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.86	$9.94	$7.96	$10.00
Value at end of period	$11.78	$10.86	$9.94	$7.96
Number of accumulation units outstanding at end of period	1,015,999	188,506	161,256	60,487
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.83	$10.79	$8.36	$10.00
Value at end of period	$12.25	$11.83	$10.79	$8.36
Number of accumulation units outstanding at end of period	260,047	265,975	128,265	36,244
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.37	$21.54	$15.74	$31.27	$41.63
Value at end of period	$24.72	$24.37	$21.54	$15.74	$31.27
Number of accumulation units outstanding at end of period	1,075,858	1,290,210	1,153,663	844,739	569,707
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.63	$21.62	$18.83	$20.18	$20.42
Value at end of period	$23.92	$23.63	$21.62	$18.83	$20.18
Number of accumulation units outstanding at end of period	3,365,929	2,977,831	2,396,435	1,672,477	915,770
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	1,195,134

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	344,200
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$20.16	$18.16	$14.82	$20.06	$25.97
Value at end of period	$20.96	$20.16	$18.16	$14.82	$20.06
Number of accumulation units outstanding at end of period	858,685	887,678	933,001	921,349	792,240
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.22	$12.82	$12.44	$11.64	$11.55
Value at end of period	$13.32	$13.22	$12.82	$12.44	$11.64
Number of accumulation units outstanding at end of period	4,194,516	3,434,155	2,698,621	1,936,134	244,538
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,678,798	4,403,121
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,591,837
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.63	$10.81	$10.00
Value at end of period	$12.72	$11.63	$10.81
Number of accumulation units outstanding at end of period	1,579,345	1,121,331	94,036
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.29	$11.59	$8.49	$11.59	$11.57
Value at end of period	$12.64	$12.29	$11.59	$8.49	$11.59
Number of accumulation units outstanding at end of period	2,187,034	2,410,480	2,190,115	1,505,989	807,563
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.65	$18.01	$13.43	$17.11	$19.75
Value at end of period	$21.24	$19.65	$18.01	$13.43	$17.11
Number of accumulation units outstanding at end of period	1,493,366	1,520,291	1,411,896	1,121,604	791,259

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$38.07	$33.19	$26.95	$27.27	$25.23
Value at end of period	$40.34	$38.07	$33.19	$26.95	$27.27
Number of accumulation units outstanding at end of period	4,439,198	3,119,934	1,938,760	1,232,631	477,872
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$27.43	$24.27	$19.72	$23.10	$23.17
Value at end of period	$28.03	$27.43	$24.27	$19.72	$23.10
Number of accumulation units outstanding at end of period	2,827,868	2,602,040	1,543,749	814,591	410,546
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.14	$8.38	$7.22
Value at end of period	$9.58	$9.14	$8.38
Number of accumulation units outstanding at end of period	972,804	837,292	434,716
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.15
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	45,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,620,818
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.02	$9.50	$7.81	$10.00
Value at end of period	$11.34	$10.02	$9.50	$7.81
Number of accumulation units outstanding at end of period	475,714	299,252	186,268	28,455
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.15	$10.97	$8.83	$10.00
Value at end of period	$13.30	$12.15	$10.97	$8.83
Number of accumulation units outstanding at end of period	2,119,939	1,143,284	441,247	136,897
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$25.05	$22.32	$17.75	$21.17	$24.45
Value at end of period	$27.12	$25.05	$22.32	$17.75	$21.17
Number of accumulation units outstanding at end of period	1,524,990	1,423,862	1,070,653	835,108	752,796
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$49.64	$36.64	$27.05	$27.45	$25.81
Value at end of period	$57.02	$49.64	$36.64	$27.05	$27.45
Number of accumulation units outstanding at end of period	935,631	672,058	395,687	242,782	77,777
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.08	$10.03
Value at end of period	$11.72	$11.08
Number of accumulation units outstanding at end of period	515,129	120,279
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.07	$6.57	$5.17	$6.99	$8.74
Value at end of period	$7.26	$7.07	$6.57	$5.17	$6.99
Number of accumulation units outstanding at end of period	643,892	521,142	424,273	322,466	158,546
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	361
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.67	$8.92	$10.00
Value at end of period	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	1,717,454	1,211,622	392,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.92	$9.49
Value at end of period	$11.91	$10.92
Number of accumulation units outstanding at end of period	1,374,933	505,878
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$9.39
Value at end of period	$11.96	$11.33
Number of accumulation units outstanding at end of period	1,104,254	456,418
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.40	$11.08	$10.63	$10.00
Value at end of period	$11.54	$11.40	$11.08	$10.63
Number of accumulation units outstanding at end of period	3,017,046	1,881,640	337,031	88,275
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.45	$7.09
Value at end of period	$8.07	$7.45
Number of accumulation units outstanding at end of period	307,954	316,589

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.77	$6.26	$4.60	$8.32	$10.00
Value at end of period	$7.25	$6.77	$6.26	$4.60	$8.32
Number of accumulation units outstanding at end of period	1,407,649	1,295,970	951,109	563,709	111,946
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	175,994
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2000)
Value at beginning of period	$20.91	$18.88	$14.64	$21.05	$24.59
Value at end of period	$21.76	$20.91	$18.88	$14.64	$21.05
Number of accumulation units outstanding at end of period	348,785	411,913	463,551	479,670	337,955
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.74
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	503
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.12	$10.20	$7.95	$10.14	$11.64
Value at end of period	$11.32	$11.12	$10.20	$7.95	$10.14
Number of accumulation units outstanding at end of period	500,966	582,535	676,563	745,490	468,628
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.78	$8.20	$6.64	$8.88	$10.00
Value at end of period	$8.87	$8.78	$8.20	$6.64	$8.88
Number of accumulation units outstanding at end of period	276,280	391,752	212,538	127,500	92,175
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.24	$8.22	$6.03	$8.25	$10.00
Value at end of period	$9.83	$9.24	$8.22	$6.03	$8.25
Number of accumulation units outstanding at end of period	204,701	236,069	118,462	64,316	14,668
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.43	$8.20	$9.36
Number of accumulation units outstanding at end of period	692,648	737,507	29,131
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.58	$10.08	$7.18	$9.41	$10.00
Value at end of period	$11.71	$11.58	$10.08	$7.18	$9.41
Number of accumulation units outstanding at end of period	773,522	702,471	550,359	236,886	18,943

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.70%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.87	$10.65	$8.42	$10.00
Value at end of period	$11.53	$11.87	$10.65	$8.42
Number of accumulation units outstanding at end of period	211,145	237,033	155,027	30,007
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.65	$13.82	$10.00
Value at end of period	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.90	$9.97	$7.80	$9.58
Value at end of period	$11.31	$10.90	$9.97	$7.80
Number of accumulation units outstanding at end of period	1,094,676	1,224,611	881,408	338,456
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.38	$8.27	$6.34	$9.26
Value at end of period	$8.69	$8.38	$8.27	$6.34
Number of accumulation units outstanding at end of period	1,376,666	1,884,667	1,487,203	256,321
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.08	$16.24	$9.89	$14.38	$16.96
Value at end of period	$20.05	$19.08	$16.24	$9.89	$14.38
Number of accumulation units outstanding at end of period	4,273,090	5,372,096	5,800,164	6,139,531	7,379,706
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.98	$10.00
Value at end of period	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.76	$10.00
Value at end of period	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	4,743,152	4,110,117	964,596

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,083,393	1,408,463	252,100
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	288,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$18.75	$17.75	$12.86	$17.55	$18.12
Value at end of period	$18.25	$18.75	$17.75	$12.86	$17.55
Number of accumulation units outstanding at end of period	3,039,075	3,617,318	4,195,336	4,163,678	4,881,594
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.78	$10.03	$7.46	$9.96	$10.52
Value at end of period	$11.25	$10.78	$10.03	$7.46	$9.96
Number of accumulation units outstanding at end of period	4,231,051	5,184,712	5,242,836	4,117,976	3,260,905
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	15,529
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$20.32	$17.99	$14.61	$17.92	$19.08
Value at end of period	$20.04	$20.32	$17.99	$14.61	$17.92
Number of accumulation units outstanding at end of period	1,480,581	1,766,998	1,958,387	2,165,514	2,414,646
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.89	$9.95
Value at end of period	$10.73	$9.89
Number of accumulation units outstanding at end of period	907,938	185,658
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.46	$9.78
Value at end of period	$10.70	$10.46
Number of accumulation units outstanding at end of period	16,383	34,588
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.50	$9.42	$7.18	$9.06	$9.87
Value at end of period	$13.21	$11.50	$9.42	$7.18	$9.06
Number of accumulation units outstanding at end of period	3,959,235	1,782,971	1,406,797	1,210,500	722,319

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	316
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,996
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$21.06	$20.13	$13.45	$13.58	$15.72
Value at end of period	$28.51	$21.06	$20.13	$13.45	$13.58
Number of accumulation units outstanding at end of period	1,146,344	1,046,499	1,031,494	968,858	474,626
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.02	$6.41	$4.63	$7.60	$10.00
Value at end of period	$7.04	$7.02	$6.41	$4.63	$7.60
Number of accumulation units outstanding at end of period	603,792	549,061	559,222	151,985	87,897
ING INTERNATIONAL PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$10.29	$8.97	$7.07	$8.57	$11.29
Value at end of period	$11.18	$10.29	$8.97	$7.07	$8.57
Number of accumulation units outstanding at end of period	2,763,002	3,363,468	3,838,886	4,107,916	4,631,066
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.27	$8.92	$6.04	$8.29	$8.88
Value at end of period	$11.68	$10.27	$8.92	$6.04	$8.29
Number of accumulation units outstanding at end of period	543,127	574,081	553,068	327,689	389,304
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$10.25	$8.85	$6.14	$7.00	$7.51
Value at end of period	$13.58	$10.25	$8.85	$6.14	$7.00
Number of accumulation units outstanding at end of period	1,660,184	1,481,109	1,492,155	1,283,289	1,380,292
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.84	$11.86	$10.00
Value at end of period	$14.93	$13.84	$11.86
Number of accumulation units outstanding at end of period	257,961	346,462	32,414
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.33	$7.83	$10.00
Value at end of period	$13.03	$13.63	$10.33	$7.83
Number of accumulation units outstanding at end of period	650,083	750,693	498,967	166,809

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	76,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.27	$10.59	$8.21	$10.00
Value at end of period	$13.91	$12.27	$10.59	$8.21
Number of accumulation units outstanding at end of period	1,241,319	830,172	189,658	52,606
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.44	$8.43	$7.00	$8.84	$9.94
Value at end of period	$9.84	$9.44	$8.00	$7.00	$8.84
Number of accumulation units outstanding at end of period	2,229,211	2,237,159	2,181,919	1,909,356	1,431,165
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$9.60
Value at end of period	$11.91	$11.24
Number of accumulation units outstanding at end of period	1,824,695	1,032,927
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.12
Value at end of period	$11.68	$11.12
Number of accumulation units outstanding at end of period	3,030,220	1,790,317
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94	$10.09
Value at end of period	$11.38	$10.94
Number of accumulation units outstanding at end of period	4,393,723	2,699,958
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.06
Value at end of period	$11.19	$10.80
Number of accumulation units outstanding at end of period	2,189,097	1,351,986
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.44	$19.50	$19.29	$18.30	$17.11
Value at end of period	$19.42	$19.44	$19.50	$19.29	$18.30
Number of accumulation units outstanding at end of period	1,943,416	2,522,674	3,602,661	4,436,723	3,653,891
ING LIQUID ASSETS PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$14.90	$15.02	$15.17	$15.21	$14.90
Value at end of period	$15.06	$14.90	$15.02	$15.17	$15.21
Number of accumulation units outstanding at end of period	4,520,877	4,839,983	6,180,281	8,964,022	10,759,451

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.15	$10.32	$8.00	$10.57	$11.23
Value at end of period	$11.56	$11.15	$10.32	$8.00	$10.57
Number of accumulation units outstanding at end of period	986,532	1,321,267	1,438,354	1,371,277	1,410,056
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$14.86	$13.44	$10.30	$14.88	$21.70
Value at end of period	$15.91	$14.86	$13.44	$10.30	$14.88
Number of accumulation units outstanding at end of period	7,745,612	8,870,600	10,340,319	11,094,010	15,394,399
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	605,153
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.85	$9.93	$7.96	$10.00
Value at end of period	$11.76	$10.85	$9.93	$7.96
Number of accumulation units outstanding at end of period	899,507	151,830	113,463	44,257
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.81	$10.78	$8.35	$10.00
Value at end of period	$12.23	$11.81	$10.78	$8.35
Number of accumulation units outstanding at end of period	243,893	248,219	178,759	94,260
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$24.25	$21.44	$15.68	$31.15	$41.50
Value at end of period	$24.58	$24.25	$21.44	$15.68	$31.15
Number of accumulation units outstanding at end of period	3,081,216	3,792,125	4,377,954	4,651,811	5,852,720
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$23.51	$21.52	$18.75	$20.10	$20.35
Value at end of period	$23.78	$23.51	$21.52	$18.75	$20.10
Number of accumulation units outstanding at end of period	6,887,224	7,728,640	8,577,564	8,722,390	9,559,263
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	813,290
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	85,666

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1997)
Value at beginning of period	$20.05	$18.07	$14.76	$19.98	$25.89
Value at end of period	$20.84	$20.05	$18.07	$14.76	$19.98
Number of accumulation units outstanding at end of period	3,897,168	4,488,628	5,236,618	6,171,512	7,706,339
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$13.15	$12.76	$12.39	$11.60	$11.52
Value at end of period	$13.25	$13.15	$12.76	$12.39	$11.60
Number of accumulation units outstanding at end of period	4,083,395	4,363,496	4,594,825	4,423,425	1,576,247
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.07	$10.80
Number of accumulation units outstanding at end of period	5,745,875	6,965,131
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,043,893
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.62	$10.80	$10.00
Value at end of period	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	583,028	593,956	96,653
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.26	$11.57	$8.47	$11.58	$11.56
Value at end of period	$12.60	$12.26	$11.57	$8.47	$11.58
Number of accumulation units outstanding at end of period	2,670,339	3,445,695	3,873,359	3,652,428	3,995,359
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$19.53	$17.91	$13.36	$17.03	$19.67
Value at end of period	$21.10	$19.53	$17.91	$13.36	$17.03
Number of accumulation units outstanding at end of period	1,260,151	1,445,887	1,425,812	1,143,492	922,271
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$37.76	$32.94	$26.76	$27.09	$25.07
Value at end of period	$39.99	$37.76	$32.94	$26.76	$27.09
Number of accumulation units outstanding at end of period	5,150,061	5,525,149	5,299,315	5,386,259	4,693,130

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$27.21	$24.09	$19.58	$22.94	$23.03
Value at end of period	$27.79	$27.21	$24.09	$19.58	$22.94
Number of accumulation units outstanding at end of period	3,337,338	3,691,299	3,460,523	3,360,157	3,203,914
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.12	$8.37	$7.21
Value at end of period	$9.56	$9.12	$8.37
Number of accumulation units outstanding at end of period	1,060,994	1,035,706	699,233
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	24,442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	114,900
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	76,209
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.01	$9.49	$7.81	$10.00
Value at end of period	$11.32	$10.01	$9.49	$7.81
Number of accumulation units outstanding at end of period	392,708	292,550	279,599	62,876
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.13	$10.96	$8.83	$10.00
Value at end of period	$13.28	$12.13	$10.96	$8.83
Number of accumulation units outstanding at end of period	758,831	601,307	396,477	222,557
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$24.91	$22.21	$17.67	$21.08	$24.36
Value at end of period	$26.95	$24.91	$22.21	$17.67	$21.08
Number of accumulation units outstanding at end of period	5,222,281	5,937,187	6,539,928	7,350,028	8,865,678
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during October 1997)
Value at beginning of period	$49.24	$36.36	$26.86	$27.27	$25.65
Value at end of period	$56.54	$49.24	$36.36	$26.86	$27.27
Number of accumulation units outstanding at end of period	952,425	1,054,396	1,057,432	977,817	801,893

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.95
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	425,405	44,625
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.05	$6.56	$5.16	$6.99	$8.74
Value at end of period	$7.24	$7.05	$6.56	$5.16	$6.99
Number of accumulation units outstanding at end of period	415,854	456,265	450,252	361,647	247,751
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.66	$8.91	$10.00
Value at end of period	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	417,442	515,077	295,431
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.09
Value at end of period	$12.25	$11.24
Number of accumulation units outstanding at end of period	418,820	179,042
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.70	$10.08
Value at end of period	$12.34	$11.70
Number of accumulation units outstanding at end of period	332,296	155,689
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.38	$11.07	$10.62	$10.00
Value at end of period	$11.52	$11.38	$11.07	$10.62
Number of accumulation units outstanding at end of period	2,434,132	1,363,685	587,973	707,083
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.43	$7.08
Value at end of period	$8.05	$7.43
Number of accumulation units outstanding at end of period	219,579	252,836
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.76	$6.25	$4.60	$8.31	$10.00
Value at end of period	$7.23	$6.76	$6.25	$4.60	$8.31
Number of accumulation units outstanding at end of period	681,239	833,896	948,468	483,573	188,338
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	180,768

CFI 47

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during October 1997)
Value at beginning of period	$20.77	$18.77	$14.56	$20.94	$24.48
Value at end of period	$21.61	$20.77	$18.77	$14.56	$20.94
Number of accumulation units outstanding at end of period	2,180,115	2,584,522	3,080,079	3,453,225	4,160,509
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.08	$10.17	$7.94	$10.12	$11.62
Value at end of period	$11.27	$11.08	$10.17	$7.94	$10.12
Number of accumulation units outstanding at end of period	2,877,454	3,420,076	4,207,501	5,327,508	6,170,622
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.76	$8.19	$6.63	$8.88	$10.00
Value at end of period	$8.85	$8.76	$8.19	$6.63	$8.88
Number of accumulation units outstanding at end of period	413,814	734,907	548,338	342,070	353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.23	$8.21	$6.02	$8.25	$10.00
Value at end of period	$9.80	$9.23	$8.21	$6.02	$8.25
Number of accumulation units outstanding at end of period	242,495	305,286	538,227	181,953	13,357
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	438,175	347,573	404,098
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.55	$10.07	$7.17	$9.41	$10.00
Value at end of period	$11.68	$11.55	$10.07	$7.17	$9.41
Number of accumulation units outstanding at end of period	574,595	936,282	1,076,231	499,606	128,298

CFI 47

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.75%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.86	$10.64	$8.42	$10.00
Value at end of period	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	203,281	255,487	231,095	41,608
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.64	$13.82	$10.00
Value at end of period	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	739,319	1,163,703	987,940	139,297	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.36	$8.26	$6.34	$9.26	$10.00
Value at end of period	$8.67	$8.36	$8.26	$6.34	$9.26
Number of accumulation units outstanding at end of period	842,176	1,179,778	1,008,677	138,235	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.00	$16.18	$9.86	$14.34	$16.92
Value at end of period	$19.95	$19.00	$16.18	$9.86	$14.34
Number of accumulation units outstanding at end of period	742,574	841,675	888,765	616,586	395,575
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.98	$10.00
Value at end of period	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	1,473,385	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.83	$10.76	$10.00
Value at end of period	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,942,130	2,291,803	726,382

CFI 48

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.53	$11.60	$10.00
Value at end of period	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	925,189	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	96,126
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.67	$17.68	$12.82	$17.49	$18.07
Value at end of period	$18.15	$18.67	$17.68	$12.82	$17.49
Number of accumulation units outstanding at end of period	872,883	1,042,087	1,161,533	857,077	525,394
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.75	$10.01	$7.45	$9.95	$10.51
Value at end of period	$11.21	$10.75	$10.01	$7.45	$9.95
Number of accumulation units outstanding at end of period	3,310,336	3,827,818	3,953,848	2,719,021	1,513,414
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.22	$17.92	$14.56	$17.87	$19.03
Value at end of period	$19.93	$20.22	$17.92	$14.56	$17.87
Number of accumulation units outstanding at end of period	295,146	380,049	406,394	307,027	174,298
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88	$10.03
Value at end of period	$10.72	$9.88
Number of accumulation units outstanding at end of period	518,299	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$10.46	$9.58
Value at end of period	$10.69	$10.46
Number of accumulation units outstanding at end of period	13,402	4,715
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$11.47	$9.41	$7.17	$9.05	$9.87
Value at end of period	$13.18	$11.47	$9.41	$7.17	$9.05
Number of accumulation units outstanding at end of period	1,638,208	1,114,410	1,170,476	839,244	335,910
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.11
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	828

CFI 49

CFI 50

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.89	$19.98	$13.36	$13.49	$15.62
Value at end of period	$28.27	$20.89	$19.98	$13.36	$13.49
Number of accumulation units outstanding at end of period	385,687	330,848	210,633	120,308	30,794
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.01	$6.40	$4.62	$7.60	$10.00
Value at end of period	$7.02	$7.01	$6.40	$4.62	$7.60
Number of accumulation units outstanding at end of period	321,068	389,182	417,880	181,315	69,117
ING INTERNATIONAL PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.25	$8.94	$7.04	$8.55	$11.26
Value at end of period	$11.13	$10.25	$8.94	$7.04	$8.55
Number of accumulation units outstanding at end of period	326,524	385,032	522,021	261,177	100,590
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$10.25	$8.91	$6.03	$8.29	$8.88
Value at end of period	$11.65	$10.25	$8.91	$6.03	$8.29
Number of accumulation units outstanding at end of period	238,032	293,821	356,949	292,322	197,279
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.21	$8.83	$6.13	$6.98	$7.50
Value at end of period	$13.53	$10.21	$8.83	$6.13	$6.98
Number of accumulation units outstanding at end of period	569,209	414,950	410,102	256,921	138,408
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.83	$11.86	$10.00
Value at end of period	$14.92	$13.83	$11.86
Number of accumulation units outstanding at end of period	87,927	95,182	172,289
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.32	$7.83	$10.00
Value at end of period	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	304,044	434,570	299,555	72,176
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.31
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	15,291
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.25	$10.58	$8.21	$10.00
Value at end of period	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	338,367	330,064	172,289	9,890

CFI 51

CFI 52

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.42	$8.42	$6.99	$8.83	$9.94
Value at end of period	$9.81	$9.42	$8.42	$6.99	$8.83
Number of accumulation units outstanding at end of period	1,740,223	2,049,535	2,197,627	1,307,256	638,396
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.19
Value at end of period	$11.90	$11.24
Number of accumulation units outstanding at end of period	574,539	175,365
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.12
Value at end of period	$11.67	$11.12
Number of accumulation units outstanding at end of period	943,198	890,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94	$10.09
Value at end of period	$11.37	$10.94
Number of accumulation units outstanding at end of period	631,305	659,396
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$9.80
Value at end of period	$11.18	$10.80
Number of accumulation units outstanding at end of period	574,659	640,990
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.25	$19.32	$19.12	$18.15	$16.97
Value at end of period	$19.22	$19.25	$19.32	$19.12	$18.15
Number of accumulation units outstanding at end of period	502,204	644,003	1,037,485	1,001,053	342,317
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.73	$14.86	$15.01	$15.06	$14.76
Value at end of period	$14.88	$14.73	$14.86	$15.01	$15.06
Number of accumulation units outstanding at end of period	616,216	1,213,060	1,545,927	1,590,576	1,500,979
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.12	$10.30	$7.99	$10.56	$11.23
Value at end of period	$11.53	$11.12	$10.30	$7.99	$10.56
Number of accumulation units outstanding at end of period	449,681	625,795	676,868	534,293	384,799
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.79	$13.39	$10.27	$14.84	$21.65
Value at end of period	$15.83	$14.79	$13.39	$10.27	$14.84
Number of accumulation units outstanding at end of period	1,378,150	1,545,306	1,718,678	1,379,115	1,104,093

CFI 53

CFI 54

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	339,789
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.83	$9.92	$7.96	$10.00
Value at end of period	$11.74	$10.83	$9.92	$7.96
Number of accumulation units outstanding at end of period	650,446	67,045	120,271	16,838
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.80	$10.77	$8.35	$10.00
Value at end of period	$12.21	$11.80	$10.77	$8.35
Number of accumulation units outstanding at end of period	109,151	128,596	122,619	16,519
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.12	$21.34	$15.61	$31.04	$41.37
Value at end of period	$24.44	$24.12	$21.34	$15.61	$31.04
Number of accumulation units outstanding at end of period	760,640	940,156	1,057,927	911,395	577,692
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.39	$21.42	$18.68	$20.03	$20.29
Value at end of period	$23.65	$23.39	$21.42	$18.68	$20.03
Number of accumulation units outstanding at end of period	2,268,000	2,918,631	2,962,240	1,806,440	934,682
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	299,953
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.08
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	14,539
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$19.95	$17.99	$14.70	$19.91	$25.81
Value at end of period	$20.73	$19.95	$17.99	$14.70	$19.91
Number of accumulation units outstanding at end of period	728,710	900,648	978,846	792,215	588,415
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.08	$12.70	$12.34	$11.56	$11.48
Value at end of period	$13.17	$13.08	$12.70	$12.34	$11.56

CFI 55

Number of accumulation units outstanding at end of period	1,574,541	2,353,927	2,257,025	1,446,426	328,948

CFI 56

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,906,679	2,556,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.48
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,230,020
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61	$10.80	$10.00
Value at end of period	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	129,082	179,814	51,221
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.23	$11.54	$8.46	$11.57	$11.56
Value at end of period	$12.56	$12.23	$11.54	$8.46	$11.57
Number of accumulation units outstanding at end of period	1,418,419	1,702,549	1,812,621	1,438,659	902,603
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.41	$17.80	$13.29	$16.95	$19.59
Value at end of period	$20.96	$19.41	$17.80	$13.29	$16.95
Number of accumulation units outstanding at end of period	682,575	753,550	805,342	592,153	361,440
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$37.46	$32.69	$26.57	$26.91	$24.92
Value at end of period	$39.65	$37.46	$32.69	$26.57	$26.91
Number of accumulation units outstanding at end of period	1,977,649	2,090,601	2,065,649	1,345,841	531,690
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.99	$23.91	$19.44	$22.79	$22.89
Value at end of period	$27.56	$26.99	$23.91	$19.44	$22.79
Number of accumulation units outstanding at end of period	1,177,282	1,402,760	1,278,747	773,224	387,753
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.11	$8.35	$7.20
Value at end of period	$9.53	$9.11	$8.35

CFI 57

Number of accumulation units outstanding at end of period	517,171	585,742	529,916

CFI 58

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.77
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	30,728
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	578,971
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	56,894
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.00	$9.48	$7.80	$10.00
Value at end of period	$11.30	$10.00	$9.48	$7.80
Number of accumulation units outstanding at end of period	269,678	248,781	230,006	20,988
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.12	$10.95	$8.83	$10.00
Value at end of period	$13.25	$12.12	$10.95	$8.83
Number of accumulation units outstanding at end of period	339,825	354,307	242,169	53,323
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.77	$22.09	$17.58	$20.99	$24.27
Value at end of period	$26.79	$24.77	$22.09	$17.58	$20.99
Number of accumulation units outstanding at end of period	747,521	841,483	842,519	616,373	485,828
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$48.85	$36.09	$26.67	$27.09	$25.50
Value at end of period	$56.05	$48.85	$36.09	$26.67	$27.09
Number of accumulation units outstanding at end of period	364,509	463,695	398,419	271,009	101,334
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.63
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	234,726	17,577
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.04	$6.54	$5.16	$6.98	$8.73
Value at end of period	$7.22	$7.04	$6.54	$5.16	$6.98

CFI 59

Number of accumulation units outstanding at end of period	417,381	544,652	571,723	349,870	169,312

CFI 60

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.64	$8.90	$10.00
Value at end of period	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	299,598	548,608	275,705
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$9.69
Value at end of period	$12.24	$11.24
Number of accumulation units outstanding at end of period	138,848	430,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.69	$10.25
Value at end of period	$12.33	$11.69
Number of accumulation units outstanding at end of period	147,078	345,339
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.37	$11.06	$10.62	$10.00
Value at end of period	$11.50	$11.37	$11.06	$10.62
Number of accumulation units outstanding at end of period	453,906	447,751	277,417	218,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.42	$7.07
Value at end of period	$8.03	$7.42
Number of accumulation units outstanding at end of period	176,312	183,674
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.75	$6.25	$4.59	$8.31	$10.00
Value at end of period	$7.22	$6.75	$6.25	$4.59	$8.31
Number of accumulation units outstanding at end of period	678,759	812,724	952,613	454,391	79,268
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	101,382
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2000)
Value at beginning of period	$20.64	$18.66	$14.48	$20.84	$24.38
Value at end of period	$21.46	$20.64	$18.66	$14.48	$20.84
Number of accumulation units outstanding at end of period	405,711	494,461	619,669	577,201	446,323
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.04	$10.14	$7.92	$10.10	$11.61
Value at end of period	$11.23	$11.04	$10.14	$7.92	$10.10
Number of accumulation units outstanding at end of period	516,142	611,597	790,067	777,891	441,295

CFI 61

CFI 62

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.74	$8.18	$6.63	$8.87	$10.00
Value at end of period	$8.83	$8.74	$8.18	$6.63	$8.87
Number of accumulation units outstanding at end of period	304,922	518,311	467,546	185,752	27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.21	$8.20	$6.02	$8.25	$10.00
Value at end of period	$9.78	$9.21	$8.20	$6.02	$8.25
Number of accumulation units outstanding at end of period	186,919	140,140	190,714	105,639	38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.19	$9.35	$10.00
Value at end of period	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	193,952	282,310	74,879
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.53	$10.05	$7.17	$9.41	$10.00
Value at end of period	$11.65	$11.53	$10.05	$7.17	$9.41
Number of accumulation units outstanding at end of period	344,930	317,954	426,723	182,536	19,151

CFI 63

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.80%

2005
AIM V.I. LEISURE FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.84
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	352,163
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.63
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.86
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,488,441
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.35
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	1,496,885
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1996)
Value at beginning of period	$18.91
Value at end of period	$19.85
Number of accumulation units outstanding at end of period	1,600,667
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.83
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	3,869,182
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.82
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	5,322,761

CFI 64

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.52
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	2,431,609
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	428,655
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during September 1996)
Value at beginning of period	$18.58
Value at end of period	$18.06
Number of accumulation units outstanding at end of period	2,107,561
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.72
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,800,169
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	19,330
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$20.12
Value at end of period	$19.82
Number of accumulation units outstanding at end of period	760,223
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.88
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,100,939
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.46
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	24,325
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.45
Value at end of period	$13.14

CFI 65

Number of accumulation units outstanding at end of period	3,735,442

CFI 66

Condensed Financial Information (continued)

2005
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	23,613
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	793
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$20.72
Value at end of period	$28.03
Number of accumulation units outstanding at end of period	958,681
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$7.00
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	980,093
ING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$10.20
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,191,041
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.23
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	599,753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.18
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	1,662,498
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.82
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	275,629
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.63
Value at end of period	$12.98

CFI 67

Number of accumulation units outstanding at end of period	1,019,675

CFI 68

Condensed Financial Information (continued)

2005
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	297,901
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.24
Value at end of period	$13.86
Number of accumulation units outstanding at end of period	1,478,096
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$9.40
Value at end of period	$9.79
Number of accumulation units outstanding at end of period	3,832,627
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.23
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	3,819,492
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.11
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	5,774,561
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.94
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	5,570,119
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.80
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	2,731,105
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$19.09
Value at end of period	$19.06
Number of accumulation units outstanding at end of period	1,480,017
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$14.62
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	3,755,357

CFI 69

CFI 70

Condensed Financial Information (continued)

2005
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.10
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,082,721
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.03
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	11,698
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$14.73
Value at end of period	$15.75
Number of accumulation units outstanding at end of period	4,449,482
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	901,211
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.82
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	1,075,154
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.78
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	312,414
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1996)
Value at beginning of period	$24.00
Value at end of period	$24.30
Number of accumulation units outstanding at end of period	1,862,675
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$23.27
Value at end of period	$23.51
Number of accumulation units outstanding at end of period	4,475,568
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37

CFI 71

Number of accumulation units outstanding at end of period	997,079

CFI 72

Condensed Financial Information (continued)

2005
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	134,955
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during February 1997)
Value at beginning of period	$19.85
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	1,625,837
ING PIMCO CORE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.02
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	4,451,341
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	4,992,196
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,271,699
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.61
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	554,505
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.20
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	3,073,205
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$19.29

CFI 73

Value at end of period	$20.82
Number of accumulation units outstanding at end of period	1,545,865

CFI 74

Condensed Financial Information (continued)

2005
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$37.15
Value at end of period	$39.31
Number of accumulation units outstanding at end of period	5,593,875
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$26.77
Value at end of period	$27.32
Number of accumulation units outstanding at end of period	2,579,967
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.09
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	1,054,274
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.21
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	19,477
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.08
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.98
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	552,480
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.10
Value at end of period	$13.23
Number of accumulation units outstanding at end of period	1,194,633

CFI 75

Condensed Financial Information (continued)

2005
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$24.63
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	1,917,353
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$48.45
Value at end of period	$55.57
Number of accumulation units outstanding at end of period	1,005,107
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$11.07
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	484,010
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$7.02
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	883,388
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.62
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	1,190,341
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.60
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.66
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	2,290,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.41
Value at end of period	$8.01

CFI 76

Number of accumulation units outstanding at end of period	307,230

CFI 77

Condensed Financial Information (continued)

2005
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$6.73
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	1,411,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.60
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	259,485
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during February 2000)
Value at beginning of period	$20.51
Value at end of period	$21.32
Number of accumulation units outstanding at end of period	1,109,749
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.88
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	302
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.00
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	1,024,177
PROFUND VP BULL
(Funds were first received in this option during May 2001)
Value at beginning of period	$8.73
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	743,586
PROFUND VP EUROPE 30
(Funds were first received in this option during May 2001)
Value at beginning of period	$9.19
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	237,235
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$8.18
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	425,290
PROFUND VP SMALL CAP
(Funds were first received in this option during May 2001)
Value at beginning of period	$11.51
Value at end of period	$11.62

CFI 78

Number of accumulation units outstanding at end of period	639,751

CFI 79

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.85%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.82	$10.62	$8.41	$10.00
Value at end of period	$11.47	$11.82	$10.62	$8.41
Number of accumulation units outstanding at end of period	422,849	480,559	352,917	94,574
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.61	$13.81	$10.00
Value at end of period	$17.20	$16.61	$13.81
Number of accumulation units outstanding at end of period	1,875,440	1,860,639	288,410
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	778,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$10.84	$9.93	$7.78	$9.57
Value at end of period	$11.24	$10.84	$9.93	$7.78
Number of accumulation units outstanding at end of period	2,040,316	2,147,646	1,139,372	70,754
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$8.33	$8.23	$6.33	$9.25
Value at end of period	$8.63	$8.33	$8.23	$6.33
Number of accumulation units outstanding at end of period	2,455,545	3,013,490	2,085,897	147,715
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.83	$16.05	$9.79	$14.26	$16.11
Value at end of period	$19.75	$18.83	$16.05	$9.79	$14.26
Number of accumulation units outstanding at end of period	865,640	978,118	719,928	249,303	115,783
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.82	$10.97	$10.00
Value at end of period	$12.22	$11.82	$10.97
Number of accumulation units outstanding at end of period	7,151,073	6,845,978	563,173
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.81	$10.76	$10.00
Value at end of period	$13.41	$11.81	$10.76
Number of accumulation units outstanding at end of period	10,461,932	9,623,914	911,850

CFI 80

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.51	$11.60	$10.00
Value at end of period	$16.03	$13.51	$11.60
Number of accumulation units outstanding at end of period	3,093,402	2,651,973	255,174
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	177,512
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.50	$17.53	$12.73	$17.39	$17.16
Value at end of period	$17.97	$18.50	$17.53	$12.73	$17.39
Number of accumulation units outstanding at end of period	1,187,036	1,320,465	927,954	518,749	279,566
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.69	$9.97	$7.43	$9.93	$10.19
Value at end of period	$11.15	$10.69	$9.97	$7.43	$9.93
Number of accumulation units outstanding at end of period	3,153,201	3,546,845	2,657,551	1,216,649	609,109
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	10,669
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.02	$17.75	$14.44	$17.74	$18.61
Value at end of period	$19.71	$20.02	$17.75	$14.44	$17.74
Number of accumulation units outstanding at end of period	254,351	287,426	242,601	160,512	69,963
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88	$10.00
Value at end of period	$10.70	$9.88
Number of accumulation units outstanding at end of period	1,373,293	346,575
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.45	$9.98
Value at end of period	$10.67	$10.45
Number of accumulation units outstanding at end of period	38,432	23,823
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$11.42	$9.38	$7.16	$9.04	$9.45
Value at end of period	$13.11	$11.42	$9.38	$7.16	$9.04

CFI 81

Number of accumulation units outstanding at end of period	2,416,092	1,529,322	1,113,986	532,775	233,654

CFI 82

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	1,403
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	731
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$20.55	$19.68	$13.17	$13.31	$15.33
Value at end of period	$27.79	$20.55	$19.68	$13.17	$13.31
Number of accumulation units outstanding at end of period	683,979	695,317	591,336	389,188	95,942
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.98	$6.38	$4.61	$7.59	$10.00
Value at end of period	$6.99	$6.98	$6.38	$4.61	$7.59
Number of accumulation units outstanding at end of period	812,533	884,008	704,092	161,333	44,112
ING INTERNATIONAL PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.16	$8.87	$6.99	$8.50	$11.13
Value at end of period	$11.02	$10.16	$8.87	$6.99	$8.50
Number of accumulation units outstanding at end of period	559,559	629,289	454,201	221,113	88,668
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.21	$8.88	$6.01	$8.28	$8.73
Value at end of period	$11.58	$10.21	$8.88	$6.01	$8.28
Number of accumulation units outstanding at end of period	413,114	487,446	384,529	170,016	116,186
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$10.14	$8.77	$6.10	$6.96	$7.40
Value at end of period	$13.42	$10.14	$8.77	$6.10	$6.96
Number of accumulation units outstanding at end of period	1,078,138	746,275	380,832	89,889	27,104
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.81	$11.86	$10.00
Value at end of period	$14.88	$13.81	$11.86
Number of accumulation units outstanding at end of period	648,084	599,495	58,638
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$10.30	$7.82	$10.00
Value at end of period	$12.96	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	785,793	784,755	376,174	54,218

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	47,897
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.22	$10.56	$8.20	$10.00
Value at end of period	$13.84	$12.22	$10.56	$8.20
Number of accumulation units outstanding at end of period	1,683,878	1,434,654	122,689	12,519
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$9.38	$8.39	$6.98	$8.82	$9.62
Value at end of period	$9.76	$9.38	$8.39	$6.98	$8.82
Number of accumulation units outstanding at end of period	2,222,016	1,838,796	1,292,405	803,023	297,442
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.23	$9.73
Value at end of period	$11.88	$11.23
Number of accumulation units outstanding at end of period	3,457,106	2,359,301
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.11	$10.12
Value at end of period	$11.65	$11.11
Number of accumulation units outstanding at end of period	8,988,474	6,653,474
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.93	$10.06
Value at end of period	$11.35	$10.93
Number of accumulation units outstanding at end of period	6,829,733	5,434,550
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$9.87
Value at end of period	$11.16	$10.79
Number of accumulation units outstanding at end of period	2,419,071	1,845,688
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$18.97	$19.07	$18.89	$17.94	$16.87
Value at end of period	$18.93	$18.97	$19.07	$18.89	$17.94
Number of accumulation units outstanding at end of period	356,114	466,124	750,831	457,642	177,354
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.54	$14.68	$14.85	$14.91	$14.63
Value at end of period	$14.67	$14.54	$14.68	$14.85	$14.91
Number of accumulation units outstanding at end of period	813,852	1,339,734	953,624	749,575	371,667

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$11.07	$10.26	$7.96	$10.54	$11.09
Value at end of period	$11.46	$11.07	$10.26	$7.96	$10.54
Number of accumulation units outstanding at end of period	475,388	555,559	45,349	336,121	221,246
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$14.66	$13.28	$10.20	$14.75	$20.06
Value at end of period	$15.67	$14.66	$13.28	$10.20	$14.75
Number of accumulation units outstanding at end of period	1,674,635	1,913,665	1,329,455	464,261	332,353
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	628,482
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.80	$9.91	$7.95	$10.00
Value at end of period	$11.70	$10.80	$9.91	$7.95
Number of accumulation units outstanding at end of period	1,163,084	215,008	145,460	26,080
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.76	$10.75	$8.35	$10.00
Value at end of period	$12.16	$11.76	$10.75	$8.35
Number of accumulation units outstanding at end of period	281,653	359,376	281,611	84,875
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$23.87	$21.14	$15.48	$30.81	$38.92
Value at end of period	$24.16	$23.87	$21.14	$15.48	$30.81
Number of accumulation units outstanding at end of period	866,778	1,021,481	821,081	511,368	217,014
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$23.15	$21.22	$18.52	$19.88	$20.05
Value at end of period	$23.38	$23.15	$21.22	$18.52	$19.88
Number of accumulation units outstanding at end of period	2,156,039	2,327,130	1,739,276	865,415	338,408
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	873,349
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.91
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	56,426

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2001)
Value at beginning of period	$19.74	$17.82	$14.58	$19.77	$24.45
Value at end of period	$20.49	$19.74	$17.82	$14.58	$19.77
Number of accumulation units outstanding at end of period	536,169	591,685	600,566	377,645	167,033
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$12.95	$12.58	$12.24	$11.47	$11.56
Value at end of period	$13.02	$12.95	$12.58	$12.24	$11.47
Number of accumulation units outstanding at end of period	1,973,149	2,114,845	1,759,464	1,325,734	153,359
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.05	$10.79
Number of accumulation units outstanding at end of period	2,873,390	3,220,096
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	5,017,559
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.60	$10.80	$10.00
Value at end of period	$12.66	$11.60	$10.80
Number of accumulation units outstanding at end of period	1,363,628	1,402,387	95,578
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$12.17	$11.50	$8.44	$11.55	$11.41
Value at end of period	$12.49	$12.17	$11.50	$8.44	$11.55
Number of accumulation units outstanding at end of period	1,281,384	1,463,875	1,254,827	915,050	471,202
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$19.17	$17.60	$13.16	$16.79	$19.11
Value at end of period	$20.68	$19.17	$17.60	$13.16	$16.79
Number of accumulation units outstanding at end of period	903,228	981,190	688,343	367,450	153,710
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$36.86	$32.20	$26.20	$26.56	$24.57
Value at end of period	$38.98	$36.86	$32.20	$26.20	$26.56
Number of accumulation units outstanding at end of period	3,031,655	3,088,703	1,921,555	1,256,046	329,416

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$26.55	$23.55	$19.17	$22.50	$22.48
Value at end of period	$27.09	$26.55	$23.55	$19.17	$22.50
Number of accumulation units outstanding at end of period	1,864,736	2,005,506	1,089,874	479,848	191,974
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.07	$8.33
Value at end of period	$9.48	$9.07
Number of accumulation units outstanding at end of period	687,287	745,308
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.97
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	20,569
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	3,505,743
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	94,700
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$9.97	$9.46	$7.80	$10.00
Value at end of period	$11.26	$9.97	$9.46	$7.80
Number of accumulation units outstanding at end of period	287,327	250,344	173,318	10,171
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.08	$10.93	$8.82	$10.00
Value at end of period	$13.20	$12.08	$10.93	$8.82
Number of accumulation units outstanding at end of period	879,134	825,112	360,519	130,192
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$24.49	$21.86	$17.42	$20.82	$23.65
Value at end of period	$26.46	$24.49	$21.86	$17.42	$20.82
Number of accumulation units outstanding at end of period	827,055	860,950	619,369	274,359	118,228
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$48.06	$35.55	$26.29	$26.74	$24.97
Value at end of period	$55.10	$48.06	$35.55	$26.29	$26.74
Number of accumulation units outstanding at end of period	749,065	816,745	462,356	222,333	81,300

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06	$10.03
Value at end of period	$11.68	$11.06
Number of accumulation units outstanding at end of period	601,346	191,994
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$7.00	$6.52	$5.14	$6.97	$8.62
Value at end of period	$7.18	$7.00	$6.52	$5.14	$6.97
Number of accumulation units outstanding at end of period	673,066	707,362	619,543	382,518	75,723
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.41
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	2,625
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.61	$8.88	$10.00
Value at end of period	$9.92	$9.61	$8.88
Number of accumulation units outstanding at end of period	1,140,505	1,130,196	454,342
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91	$9.46
Value at end of period	$11.87	$10.91
Number of accumulation units outstanding at end of period	679,265	317,698
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.31	$9.22
Value at end of period	$11.92	$11.31
Number of accumulation units outstanding at end of period	509,167	249,953
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.34	$11.04	$10.61	$10.00
Value at end of period	$11.46	$11.34	$11.04	$10.61
Number of accumulation units outstanding at end of period	1,965,087	1,993,255	650,222	564,471
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.39	$7.05
Value at end of period	$7.99	$7.39
Number of accumulation units outstanding at end of period	413,074	629,731
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.72	$6.23	$4.59	$8.31	$10.00
Value at end of period	$7.18	$6.72	$6.23	$4.59	$8.31
Number of accumulation units outstanding at end of period	1,408,556	1,597,805	1,204,050	374,677	141,397

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.25
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	166,537
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during February 2001)
Value at beginning of period	$20.38	$18.44	$14.33	$20.64	$23.37
Value at end of period	$21.17	$20.38	$18.44	$14.33	$20.64
Number of accumulation units outstanding at end of period	258,839	290,716	296,297	263,933	138,979
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$10.97	$10.08	$7.88	$10.06	$11.27
Value at end of period	$11.14	$10.97	$10.08	$7.88	$10.06
Number of accumulation units outstanding at end of period	208,067	228,007	276,324	312,246	126,058
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.71	$8.16	$6.62	$8.87	$10.00
Value at end of period	$8.79	$8.71	$8.16	$6.62	$8.87
Number of accumulation units outstanding at end of period	503,432	730,973	525,852	114,753	15,636
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.17	$8.18	$6.00	$8.24	$10.00
Value at end of period	$9.73	$9.17	$8.18	$6.00	$8.24
Number of accumulation units outstanding at end of period	242,501	300,855	132,491	13,789	6,318
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.18	$9.35	$10.00
Value at end of period	$7.39	$8.18	$9.35
Number of accumulation units outstanding at end of period	581,869	524,459	382,409
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.49	$10.03	$7.16	$9.40	$10.00
Value at end of period	$11.59	$11.49	$10.03	$7.16	$9.40
Number of accumulation units outstanding at end of period	718,992	820,564	697,737	114,433	21,722

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

2005
AIM V.I. LEISURE FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.79
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	110,857
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.58
Value at end of period	$17.15
Number of accumulation units outstanding at end of period	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.80
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	547,233
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.31
Value at end of period	$8.59
Number of accumulation units outstanding at end of period	205,825
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1996)
Value at beginning of period	$18.66
Value at end of period	$19.56
Number of accumulation units outstanding at end of period	189,424
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.81
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	4,607,966
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.80
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	5,632,392

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.49
Value at end of period	$16.00
Number of accumulation units outstanding at end of period	1,757,275
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	315,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$18.33
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	162,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.64
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	251,244
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	958
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$19.82
Value at end of period	$19.49
Number of accumulation units outstanding at end of period	72,500
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.87
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.02
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	9,371
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.37
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	535,373

Condensed Financial Information (continued)

2005
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	17,392
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	5,428
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$20.22
Value at end of period	$27.31
Number of accumulation units outstanding at end of period	246,689
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$6.96
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	107,032
ING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$10.07
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	34,654
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.16
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	109,413
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.07
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	569,679
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.79
Value at end of period	$14.85
Number of accumulation units outstanding at end of period	416,050
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.63
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	362,665

Condensed Financial Information (continued)

2005
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.19
Value at end of period	$13.78
Number of accumulation units outstanding at end of period	692,426
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$9.34
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	992,392
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.22
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	4,285,721
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.10
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	9,279,401
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.92
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	7,449,654
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,218,998
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$18.67
Value at end of period	$18.60
Number of accumulation units outstanding at end of period	27
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$14.31
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	465,550

Condensed Financial Information (continued)

2005
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.01
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	32,982
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$14.53
Value at end of period	$15.52
Number of accumulation units outstanding at end of period	388,372
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	202,215
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	201,000
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.73
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	74,087
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1996)
Value at beginning of period	$23.63
Value at end of period	$23.88
Number of accumulation units outstanding at end of period	126,437
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$22.91
Value at end of period	$23.11
Number of accumulation units outstanding at end of period	593,459
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	371,810
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	130,621

Condensed Financial Information (continued)

2005
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during February 1997)
Value at beginning of period	$19.54
Value at end of period	$20.26
Number of accumulation units outstanding at end of period	80,941
ING PIMCO CORE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.82
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	766,115
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.78
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	773,925
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,259,567
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.58
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	340,322
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.11
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	146,623
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$18.93
Value at end of period	$20.40
Number of accumulation units outstanding at end of period	131,684
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$36.26
Value at end of period	$38.31
Number of accumulation units outstanding at end of period	1,075,768

Condensed Financial Information (continued)

2005
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$26.13
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	407,663
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.03
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	131,333
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.13
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	25,931
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.03
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	245,919
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.94
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	67,658
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.05
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	443,052
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$24.21
Value at end of period	$26.13
Number of accumulation units outstanding at end of period	188,468
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 1995)
Value at beginning of period	$47.29
Value at end of period	$54.16
Number of accumulation units outstanding at end of period	303,357

Condensed Financial Information (continued)

2005
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.06
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	123,785
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$6.97
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	119,498
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.57
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	747,104
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.54
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.59
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	487,498
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.31
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	464,500
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.36
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	45,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$6.70
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	160,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.55
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	54,685

Condensed Financial Information (continued)

2005
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during October 1995)
Value at beginning of period	$20.11
Value at end of period	$20.88
Number of accumulation units outstanding at end of period	17,818
PROFUND VP BULL
(Funds were first received in this option during May 2001)
Value at beginning of period	$8.68
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	45,665
PROFUND VP EUROPE 30
(Funds were first received in this option during May 2001)
Value at beginning of period	$9.14
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	97,624
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$8.17
Value at end of period	$7.38
Number of accumulation units outstanding at end of period	137,057
PROFUND VP SMALL CAP
(Funds were first received in this option during May 2001)
Value at beginning of period	$11.45
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	103,117

CFI 83

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

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ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

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Generations -138961	B2

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ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P.Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.

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ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

ING Legg Mason Partners All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.

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Generations -138961	B4

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ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.
ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.

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Generations -138961	B5

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ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.

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Generations -138961	B6

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ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

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Generations -138961	B7

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ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.

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Generations -138961	B8

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ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

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Generations -138961	B9

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Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation

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You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution (“MRD”) is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

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7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

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Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:   7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

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Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180

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10	1,262	600	—	—	1,262	600	1,262

Note:   7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$419.98
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$471.00	$871.44

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.70
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,019
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$632.98	$871.44

Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$1,016.85	$943.99

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MGIB Rollup	n/a	$196,715

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MGIB Ratchet	n/a	$200,423
MGIB Annuity Factor	n/a	4.43

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MGIB Income	n/a	$887.87

Income	$1,016.85	$943.99

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX H

ING LifePay Partial Withdrawal Amount Examples

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The following are examples of adjustments to the Maximum Annual Withdrawal Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal.

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Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700).

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If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

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Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

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Assume the Maximum Annual Withdrawal is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

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Illustration 4: The Reset Option is utilized.

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Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

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One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

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One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

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Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

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APPENDIX J

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Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

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The Maximum Annual Withdrawal Amount is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the Maximum Annual Withdrawal will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the Maximum Annual Withdrawal will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the Maximum Annual Withdrawal. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the Maximum Annual Withdrawal will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the Maximum Annual Withdrawal at the time of the withdrawal. Please see “Appendix K, MGWB Excess Withdrawal Amount Examples.”

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

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Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the Maximum Annual Withdrawal will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

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2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

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Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the Maximum Annual Withdrawal. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

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Generations -138961	J2

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On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

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Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the Maximum Annual Withdrawal by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

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1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

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Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and Maximum Annual Withdrawal are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

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During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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Generations -138961	J3

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Minimum Guaranteed Withdrawal Benefit rider1:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[2]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

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Generations -138961	J4

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APPENDIX K

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MGWB Excess Withdrawal Amount Examples

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

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The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

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The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the Maximum Annual Withdrawal to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #2: Owner has invested only in Excluded Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

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The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Generations -138961	K1

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Example #3: Owner has invested in both Covered and Excluded Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

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The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

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The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the Maximum Annual Withdrawal ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

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The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

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Generations -138961	K2

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Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

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The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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Generations -138961	K3

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

Generations -138961	04/28/06

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ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT OPPORTUNITIES

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April 28, 2006

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This prospectus describes ING GoldenSelect Opportunities, a group and individual deferred combination variable annuity contract (the “Contract”) offered by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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Opportunities – 138981

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The investment portfolios available under your Contract are:

ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Service 2)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Service 2)

ING EquitiesPlus Portfolio (Service 2)

ING Evergreen Omega Portfolio (Service 2)

ING FMRSM Diversified Mid Cap Portfolio (Service 2)

ING FMRSM Earnings Growth Portfolio (Service Class)

ING Franklin Income Portfolio (Service 2)

ING Global Real Estate Portfolio (Service 2)

ING Global Resources Portfolio (Service 2)

ING Goldman Sachs TollkeeperSM Portfolio (Service 2)

ING Janus Contrarian Portfolio (Service 2)

ING JPMorgan Emerging Markets Equity Portfolio (Service 2)

ING JPMorgan Small Cap Equity Portfolio (Service 2)

ING JPMorgan Value Opportunities Portfolio (Service 2)

ING Julius Baer Foreign Portfolio (Service 2)

ING Legg Mason Partners All Cap Portfolio (Service 2)

ING Legg Mason Value Portfolio (Service 2)

ING LifeStyle Aggressive Growth Portfolio (Service 2)

ING LifeStyle Growth Portfolio (Service 2)

ING LifeStyle Moderate Growth Portfolio (Service 2)

ING LifeStyle Moderate Portfolio (Service 2)

ING Liquid Assets Portfolio (Service 2)

ING Lord Abbett Affiliated Portfolio (Service 2)

ING MarketPro Portfolio (Service 2)

ING Marsico Growth Portfolio (Service 2)

ING Marsico International Opportunities Portfolio (Service Class)

ING Mercury Large Cap Value Portfolio (Service 2)

ING MFS Mid Cap Growth Portfolio (Service 2)

ING MFS Total Return Portfolio (Service 2)

ING Oppenheimer Main Street Portfolio (Service 2)

ING PIMCO Core Bond Portfolio (Service 2)

ING PIMCO High Yield Portfolio (Service Class)

ING Pioneer Fund Portfolio (Service Class)

ING Pioneer Mid Cap Value Portfolio (Service Class)

ING T. Rowe Price Capital Appreciation Portfolio (Service 2)

ING T. Rowe Price Equity Income Portfolio (Service 2)

ING Templeton Global Growth Portfolio (Service 2)

ING Van Kampen Equity Growth Portfolio (Service 2)

ING Van Kampen Global Franchise Portfolio (Service 2)

ING Van Kampen Growth and Income Portfolio (Service 2)

ING Van Kampen Real Estate Portfolio (Service 2)

ING VP Index Plus International Equity Portfolio (Service 2)

ING Wells Fargo Mid Cap Disciplined Portfolio (Service 2)

ING Wells Fargo Small Cap Disciplined Portfolio (Service 2)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio       (Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service 2)

Fidelity VIP Equity-Income Portfolio (Service 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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Opportunities - 138981

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To be inserted

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Opportunities -138981	i

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit
Annuitant
Annuity Start Date
Cash Surrender Value
Claim Date
Contract Date
Contract Owner
Contract Value
Contract Year
Covered Fund
Earnings Multiplier Benefit
Excluded Fund
Market Value Adjustment
Free Withdrawal Amount
Max 7 Enhanced Death Benefit
Net Investment Factor
Net Rate of Return
Quarterly Ratchet Enhanced Death Benefit
Restricted Fund
Rider Date
7% Solution Death Benefit Element
Special Fund
Standard Death Benefit

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
ING LifePay Base	MGWB Base
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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Opportunities -138981	ii

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses 1

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

Transfer Charge [2]	$25 per transfer, if you make more than 12 transfers in a contract year

[1]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

[2]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge [3]	$30

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

[3]	We deduct this charge on each contract anniversary and on surrender.

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Separate Account Annual Charges 1

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		Enhanced Death Benefits
	Standard	Quarterly
	Death Benefit	Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.40%	1.65%	1.95%

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[1]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge 1

As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

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[1]

We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

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Opportunities -138981	1

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Optional Rider Charges 1

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Minimum Guaranteed Income Benefit rider:

As an Annual Charge	As a Quarterly Charge

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0.75% of the MGIB Benefit Base[2]	0.19% of the MGIB Benefit Base[2]
ING LifePay Minimum Guaranteed Withdrawal Benefit rider[3]:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Benefit Elected[3]
0.50% of contract value	0.13% of contract value	1.20% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Income Benefit rider and the ING LifePay Minimum Guaranteed Withdrawal Benefit rider.

[2]	Please see “Charges and Fees – Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option.”

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Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.250%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.20%	2.45%	2.75%

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If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

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Standard	Enhanced Death Benefits

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	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.70%	1.95%	2.25%

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As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

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Opportunities -138981	2

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Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.69%	1.86%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

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The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.02% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,326	$2,175	$3,017	$5,199
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,326	$2,175	$2,617	$5,199
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$526	$1,575	$2,617	5,199

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

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CONDENSED FINANCIAL INFORMATION

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Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

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Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A — Condensed Financial Information.” The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount; the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

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Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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Financial Statements

The statements of assets and liabilities, the related statements of operations, and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

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ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We

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are obligated to pay all benefits and make all payments provided under the Contracts.

Note:       We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

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Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

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Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

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Certain funds are designated as “Master-Feeder” “LifeStyle Funds” or “MarketPro” Funds. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of the contract owners participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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Restricted Funds

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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a

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Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

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Covered Funds, Special Funds and Excluded Funds

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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

CHARGES AND FEES

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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

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Charge Deduction Subaccount

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You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the “Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal

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are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the fund’s fees and expenses, review each fund’s prospectus.

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Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit		Quarterly Ratchet Enhanced Death Benefit		Max 7 Enhanced Death Benefit
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.25%	0.003446%	1.50%	0.004141%	1.80%	0.004976%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for both non-qualified and qualified Contracts either at issue or on the next contract anniversary

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following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Earnings Multiplier Benefit Rider.”

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Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

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Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders-Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and the MGIB Rate.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your rider’s Lifetime’ Automatic Periodic Benefit (“LAPB”) Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Lifetime Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

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Trust and Fund Expenses

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Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.
•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

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Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.
•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio
ProFunds VP

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Franklin Templeton Variable Insurance Products Trust

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If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

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Additional Compensation and Benefits Received

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Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds are designated as “Master-Feeder”, “LifeStyle Funds” or “MarketPro” Funds. Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

Joint Owner.

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit

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rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

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If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

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The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option

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applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

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You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

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Purchase and Availability of the Contract

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We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. But the Contract may not be available to all ages through all broker-dealers.

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The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

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Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

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We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

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Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

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Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

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1)	We take the contract value in the subaccount at the end of the preceding business day.

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2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that

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subaccount.

5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

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We will provide you with written notice before we make any of these changes.

The Fixed Account

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The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add

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only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
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die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

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The charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

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Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

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1)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

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3)

the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

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The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G — “Examples of Minimum Guaranteed Income Benefit Calculation.”

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.” No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

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1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

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a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the contract value of Excluded Funds.

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The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

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b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of:

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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2)

Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

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MGIB Income Options

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The following are the MGIB Income Options available under the MGIB Rider:

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(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

(ii)	Income for 20-30 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract

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anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

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The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to

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investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

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1)	the annuity commencement date;

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2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

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1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal %
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

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1)	before the withdrawal, for the excess withdrawal; and

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2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of

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determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix I, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1)

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

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7)

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

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See Appendix I, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

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1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix I, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Accepted Funds. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change. If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

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Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

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1)	receipt of additional premiums;

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2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

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1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

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2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and

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2)	The spouse becomes the annuitant and sole owner.

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If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

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2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued,

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a.

If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

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b.

If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

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1)	spousal continuation as described above;

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2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

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7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see “Federal Tax Considerations – Taxation of Distributions.”

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Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent

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withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic

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Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

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IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

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You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS

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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

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If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or

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other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

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Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and

Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

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•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

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Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors

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and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

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Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

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You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

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Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

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To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 75 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

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The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

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Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

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Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

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1)	the Standard Death Benefit; and

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2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

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1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)

the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

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1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:
a)	3 times all premium payments, adjusted for withdrawals (the “cap”); and
b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

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Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

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The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

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At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

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If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

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We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

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If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if

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such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of ING LifePay Rider on Death Benefit

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider-Death or Change of Owner/Annuitant” for a description of the impact of the owner’s death on the ING LifePay rider.

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If you die during Lifetime Automatic Periodic Benefit Status, payments will stop. No other death benefit is payable. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

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THE ANNUITY OPTIONS

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Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

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Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

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Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

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Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

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When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

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1)

For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits

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provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

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You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

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Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

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You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

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Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

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DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the

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selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

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DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

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•	Marketing allowances;
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Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

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•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and
•	Contribution to the Cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

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1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to

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wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

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ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

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Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various

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revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these test are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

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General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider while in Guaranteed Withdrawal Status), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to your under the ING LifePay Rider while in Automatic Periodic Benefit Status as annuity payments rather than withdrawals. See “Taxation of Annuity Payments” below.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

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10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those

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associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

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Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral

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provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities – General

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions

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from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

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•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such

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plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

•	Riders:

—      Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB    rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding         loan balance to the contract value multiplied by the MGIB Base.

—

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Tax Sheltered Annuities – Distributions

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All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

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•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of

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the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

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We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
The Administrator
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
IRA Partial Withdrawal Option
Other Information

Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

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Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center; the address is shown on the prospectus cover.

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_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

•	A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B

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Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.97	$10.71	$8.44	$10.00
Value at end of period	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	512,777	510,227	355,401	69,607
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.74	$13.85	$10.00
Value at end of period	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,467,553	3,098,913	2,275,054	478,395	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.47	$8.33	$6.37	$9.27
Value at end of period	$8.81	$8.47	$8.33	$6.37
Number of accumulation units outstanding at end of period	3,500,743	4,075,492	3,326,845	523,176
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.25	$17.21	$10.46	$10.00
Value at end of period	$21.29	$20.25	$17.21	$10.46
Number of accumulation units outstanding at end of period	199,103	171,023	81,438	1,843
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.77	$10.00
Value at end of period	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	15,583,944	9,535,997	1,647,654

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.90	$10.99	$10.00
Value at end of period	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	10,360,815	6,533,086	1,032,491
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.59	$11.62	$10.00
Value at end of period	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	5,984,403	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	857,118
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.23	$13.45	$9.73	$10.00
Value at end of period	$13.86	$14.23	$13.45	$9.73
Number of accumulation units outstanding at end of period	176,934	148,690	81,529	5,341
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.85	$13.81	$10.27	$10.00
Value at end of period	$15.54	$14.85	$13.81	$10.27
Number of accumulation units outstanding at end of period	194,290	221,363	190,135	8,772
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,654
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.43	$11.87	$9.63	$10.00
Value at end of period	$13.26	$13.43	$11.87	$9.63
Number of accumulation units outstanding at end of period	62,797	48,662	21,737	4,330
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90	$10.03
Value at end of period	$10.78	$9.90
Number of accumulation units outstanding at end of period	1,770,932	31,726
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$10.48	$10.00
Value at end of period	$10.72	$10.48

CFI 2

Number of accumulation units outstanding at end of period	24,365	11,799

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.21	$12.46	$9.48	$10.00
Value at end of period	$17.51	$15.21	$12.46	$9.48
Number of accumulation units outstanding at end of period	340,926	155,168	85,074	5,408
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	24,286
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.44	$14.74	$9.83	$10.00
Value at end of period	$20.95	$15.44	$14.74	$9.83
Number of accumulation units outstanding at end of period	280,993	162,142	53,933	1,119
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.87	$14.46	$10.42	$10.00
Value at end of period	$15.93	$15.87	$14.46	$10.42
Number of accumulation units outstanding at end of period	103,763	68,188	36,659	335
ING INTERNATIONAL PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.33	$12.47	$9.80	$10.00
Value at end of period	$15.58	$14.33	$12.47	$9.80
Number of accumulation units outstanding at end of period	123,810	124,812	77,931	2,275
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.45	$14.27	$9.63	$10.00
Value at end of period	$18.72	$16.45	$14.27	$9.63
Number of accumulation units outstanding at end of period	29,248	19,158	10,724	2,146
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.25	$14.00	$9.71	$10.00
Value at end of period	$21.55	$16.25	$14.00	$9.71
Number of accumulation units outstanding at end of period	222,769	0	30,921	521
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.89	$11.87	$10.00
Value at end of period	$15.04	$13.89	$11.87
Number of accumulation units outstanding at end of period	851,235	629,067	75,922
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.53	$12.52	$9.49	$10.00
Value at end of period	$15.86	$15.53	$12.52	$9.49
Number of accumulation units outstanding at end of period	605,324	465,562	285,412	12,547

CFI 4

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	25,860
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.62	$12.60	$9.76	$10.00
Value at end of period	$16.60	$14.62	$12.60	$9.76
Number of accumulation units outstanding at end of period	474,922	205,326	34,037	3,935
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.14	$11.73	$9.73	$10.00
Value at end of period	$13.71	$13.14	$11.73	$9.73
Number of accumulation units outstanding at end of period	415,743	220,537	128,810	20,266
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.85	$9.91	$9.99	$10.00
Value at end of period	$9.96	$9.85	$9.91	$9.99
Number of accumulation units outstanding at end of period	184,128	206,102	186,420	28,048
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.65	$12.61	$9.76	$10.00
Value at end of period	$14.18	$13.65	$12.61	$9.76
Number of accumulation units outstanding at end of period	39,629	29,802	14,637	0
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.16	$12.79	$9.78	$10.00
Value at end of period	$15.18	$14.16	$12.79	$9.78
Number of accumulation units outstanding at end of period	301,779	205,275	117,513	4,338
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	1,361,072
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.44	$13.15	$10.17	$10.00
Value at end of period	$14.96	$14.44	$13.15	$10.17
Number of accumulation units outstanding at end of period	25,176	20,090	9,361	0
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.16	$13.39	$9.77	$10.00
Value at end of period	$15.39	$15.16	$13.39	$9.77
Number of accumulation units outstanding at end of period	284,928	243,213	150,863	2,631

CFI 6

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.62	$11.53	$10.04	$10.00
Value at end of period	$12.78	$12.62	$11.53	$10.04
Number of accumulation units outstanding at end of period	617,829	497,490	291,541	14,499
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	1,446,986
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	403,465
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.24	$11.92	$9.72	$10.00
Value at end of period	$13.78	$13.24	$11.92	$9.72
Number of accumulation units outstanding at end of period	55,799	33,661	20,423	3,274
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.92	$10.57	$10.26	$10.00
Value at end of period	$11.01	$10.92	$10.57	$10.26
Number of accumulation units outstanding at end of period	651,493	569,880	295,463	27,863
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	8,674,427
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	7,692,715
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.67
Value at end of period	$12.79

CFI 8

Number of accumulation units outstanding at end of period	1,404,961

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.84	$13.04	$9.53	$10.00
Value at end of period	$14.25	$13.84	$13.04	$9.53
Number of accumulation units outstanding at end of period	280,107	223,386	97,127	3,130
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.02	$13.76	$10.24	$10.00
Value at end of period	$16.25	$15.02	$13.76	$10.24
Number of accumulation units outstanding at end of period	50,356	42,405	21,176	0
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.16	$12.33	$10.01	$10.00
Value at end of period	$15.02	$14.16	$12.33	$10.01
Number of accumulation units outstanding at end of period	1,145,413	715,018	261,452	8,750
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.70	$12.12	$9.83	$10.00
Value at end of period	$14.01	$13.70	$12.12	$9.83
Number of accumulation units outstanding at end of period	467,347	366,857	170,839	14,865
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.42
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	55,115
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.24
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.21	$10.61	$8.30	$10.00
Value at end of period	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	1,931,362	1,370,657	535,743	28,766
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	333,809
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.40	$11.75	$9.64	$10.00
Value at end of period	$14.06	$12.40	$11.75	$9.64
Number of accumulation units outstanding at end of period	162,103	128,400	75,034	501

CFI 10

CFI 11

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.11	$11.82	$9.52	$10.00
Value at end of period	$14.38	$13.11	$11.82	$9.52
Number of accumulation units outstanding at end of period	910,712	594,711	315,604	29,031
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.85	$12.33	$9.79	$10.00
Value at end of period	$15.00	$13.85	$12.33	$9.79
Number of accumulation units outstanding at end of period	777,843	638,066	395,948	42,614
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.69	$13.04	$9.61	$10.00
Value at end of period	$20.33	$17.69	$13.03	$9.61
Number of accumulation units outstanding at end of period	305,433	204,711	100,982	12,247
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10	$10.00
Value at end of period	$11.77	$11.10
Number of accumulation units outstanding at end of period	842,640	175,178
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.15	$6.63	$5.21	$7.02	$8.75	$10.00
Value at end of period	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75
Number of accumulation units outstanding at end of period	833,236	820,622	797,575	467,247	306,137	110,552
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.76	$8.98	$10.00
Value at end of period	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$10.04
Value at end of period	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,371,262	437,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$10.06
Value at end of period	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,076,172	424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.48	$11.13	$10.64	$10.00
Value at end of period	$11.65	$11.48	$11.13	$10.64
Number of accumulation units outstanding at end of period	3,506,748	2,682,543	1,026,869	719,279

CFI 12

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.52	$7.15
Value at end of period	$8.17	$7.52
Number of accumulation units outstanding at end of period	457,358	440,238
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,164,620	2,126,799	1,851,941	774,557	180,638
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	309,726
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.96	$12.59	$9.75	$10.00
Value at end of period	$14.55	$13.96	$12.59	$9.75
Number of accumulation units outstanding at end of period	41,865	41,095	29,761	169
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.23	$9.37	$7.21
Value at end of period	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	1,016,831	834,452	98,866
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.68	$10.15	$7.21	$9.43	$10.00
Value at end of period	$11.84	$11.68	$10.15	$7.21	$9.43
Number of accumulation units outstanding at end of period	1,551,353	2,559,414	2,307,338	1,755,682	1,134,989

CFI 14

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.45%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.95	$10.70	$8.44	$10.00
Value at end of period	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	711,517	840,926	567,796	132,021
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.72	$13.85	$10.00
Value at end of period	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39
Value at end of period	$14.25
Number of accumulation units outstanding at end of period	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	2,766,838	3,518,649	2,445,416	321,872	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.45	$8.32	$6.37	$9.27
Value at end of period	$8.79	$8.45	$8.32	$6.27
Number of accumulation units outstanding at end of period	3,713,333	4,695,878	3,789,443	534,176
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.23	$17.20	$10.46	$10.00
Value at end of period	$21.26	$20.23	$17.20	$10.46
Number of accumulation units outstanding at end of period	1,216	1,247	2,796	0
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.89	$10.99	$10.00
Value at end of period	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.88	$10.77	$10.00
Value at end of period	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	11,085,752	10,547,830	1,864,132

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.58	$11.62	$10.00
Value at end of period	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	4,245,594	3,292,334	641,852
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	613,541
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.21	$13.44	$9.73	$10.00
Value at end of period	$13.84	$14.21	$13.44	$9.73
Number of accumulation units outstanding at end of period	7,601	7,686	7,773	0
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.83	$13.80	$10.27
Value at end of period	$15.52	$14.83	$13.80
Number of accumulation units outstanding at end of period	1,511	1,550	1,591
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	13,666
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.41	$11.86	$9.63	$10.00
Value at end of period	$13.24	$13.41	$11.86	$9.63
Number of accumulation units outstanding at end of period	445	448	452	0
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	2,117,858
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.19	$12.45	$9.48	$10.00
Value at end of period	$17.48	$15.19	$12.45	$9.48
Number of accumulation units outstanding at end of period	4,116	773	778	432
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.36
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	829

CFI 16

CFI 17

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.43	$14.73	$9.83	$10.00
Value at end of period	$20.91	$15.43	$14.73	$9.83
Number of accumulation units outstanding at end of period	1,517	1,554	1,597	26
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.23	$14.00	$9.71	$10.00
Value at end of period	$21.52	$16.23	$14.00	$9.71
Number of accumulation units outstanding at end of period	7,832	7,918	8,005	0
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.88
Value at end of period	$15.02
Number of accumulation units outstanding at end of period	521,950
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.51	$12.51	$9.49	$10.00
Value at end of period	$15.83	$15.51	$12.51	$9.49
Number of accumulation units outstanding at end of period	902	1,001	1,008	51
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.61	$12.59	$9.76	$10.00
Value at end of period	$16.57	$14.61	$12.59	$9.76
Number of accumulation units outstanding at end of period	13,457	8,857	8,925	0
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.13	$11.72	$9.72	$10.00
Value at end of period	$13.69	$13.13	$11.72	$9.72
Number of accumulation units outstanding at end of period	16,180	1,576	1,587	0
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.83	$9.90	$9.99	$10.00
Value at end of period	$9.95	$9.83	$9.90	$9.99
Number of accumulation units outstanding at end of period	5,369	15,265	9,974	14,084
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.63	$12.61	$9.76	$10.00
Value at end of period	$14.16	$13.63	$12.61	$9.76
Number of accumulation units outstanding at end of period	664	669	674	0
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.15	$12.78	$9.77	$10.00
Value at end of period	$15.16	$14.15	$12.78	$9.77
Number of accumulation units outstanding at end of period	12,695	8,755	6,764	0

CFI 18

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	1,396,185
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.14	$13.38	$9.77	$10.00
Value at end of period	$15.36	$15.14	$13.38	$9.77
Number of accumulation units outstanding at end of period	847	6,792	6,842	0
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.60	$11.52	$10.04	$10.00
Value at end of period	$12.76	$12.60	$11.52	$10.04
Number of accumulation units outstanding at end of period	56,099	80,712	81,142	19,781
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	1,762,551
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.23
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	160,069
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2 002)
Value at beginning of period	$13.23	$11.91	$9.71	$10.00
Value at end of period	$13.76	$13.23	$11.91	$9.71
Number of accumulation units outstanding at end of period	1,983	1,998	2,014	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.91	$10.56	$10.26
Value at end of period	$11.00	$10.91	$10.56
Number of accumulation units outstanding at end of period	60,349	53,865	52,328
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	6,765,562
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.98

CFI 20

Number of accumulation units outstanding at end of period	853,112

CFI 21

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	7,322,119
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.66
Value at end of period	$12.78
Number of accumulation units outstanding at end of period	1,451,243
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.82	$13.03	$9.53	$10.00
Value at end of period	$14.23	$13.82	$13.03	$9.53
Number of accumulation units outstanding at end of period	3,334	0	3,485	76
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.00	$13.75	$10.24	$10.00
Value at end of period	$16.23	$15.00	$13.75	$10.24
Number of accumulation units outstanding at end of period	639	644	649	0
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.14	$12.32	$10.01	$10.00
Value at end of period	$15.00	$14.14	$12.32	$10.01
Number of accumulation units outstanding at end of period	5,236	7,295	918	1,656
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$13.68	$13.13
Value at end of period	$0.00	$13.68
Number of accumulation units outstanding at end of period	0	1,599
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.17
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	55,883
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.20
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	133,887

CFI 22

CFI 23

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.10	$11.81	$9.52	$10.00
Value at end of period	$14.35	$13.10	$11.81	$9.52
Number of accumulation units outstanding at end of period	5,947	4,897	4,167	412
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.83	$12.32	$9.79	$10.00
Value at end of period	$14.98	$13.83	$12.32	$9.79
Number of accumulation units outstanding at end of period	16,892	12,947	10,884	1,610
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.67	$13.03	$9.61	$10.00
Value at end of period	$20.30	$17.67	$13.03	$9.61
Number of accumulation units outstanding at end of period	1,106	5,860	9,624	0
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	900,390
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$7.14	$6.62	$5.20	$7.02	$8.75	$10.00
Value at end of period	$7.34	$7.14	$6.62	$5.20	$7.02	$8.75
Number of accumulation units outstanding at end of period	1,265,019	1,385,809	1,303,851	859,281	479,640	169,871
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.74	$8.97	$10.00
Value at end of period	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	1,565,900	2,210,160	1,239,109
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.76
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	881,061
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.83
Value at end of period	$14.63
Number of accumulation units outstanding at end of period	718,707
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.46	$11.12	$10.64	$10.00
Value at end of period	$11.63	$11.46	$11.12	$10.64
Number of accumulation units outstanding at end of period	4,187,265	2,689,507	897,486	665,314

CFI 24

CFI 25

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.50	$7.13
Value at end of period	$8.15	$7.50
Number of accumulation units outstanding at end of period	658,676	725,386
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.82	$6.30	$4.62	$8.33	$10.00
Value at end of period	$7.32	$6.82	$6.30	$4.62	$8.33
Number of accumulation units outstanding at end of period	2,459,626	2,646,721	2,408,687	1,042,746	268,186
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$8.70	$8.29
Value at end of period	$9.16	$8.70
Number of accumulation units outstanding at end of period	502,323	72,310
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.84	$8.25	$6.66	$8.89	$10.00
Value at end of period	$8.95	$8.84	$8.25	$6.66	$8.89
Number of accumulation units outstanding at end of period	2,472,451	3,671,891	3,673,934	1,271,888	267,236
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.31	$8.27	$6.05	$8.26	$10.00
Value at end of period	$9.92	$9.31	$8.27	$6.05	$8.26
Number of accumulation units outstanding at end of period	603,121	795,586	786,491	1,365,500	568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.22	$9.36	$10.00
Value at end of period	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	766,103	1,079,664	214,510
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.66	$10.14	$7.21
Value at end of period	$11.82	$11.66	$10.14
Number of accumulation units outstanding at end of period	1,777,421	2,889,878	3,015,456

CFI 26

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.55%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.92	$10.68	$8.43	$10.00
Value at end of period	$11.60	$11.92	$10.68	$8.43
Number of accumulation units outstanding at end of period	160,751	78,941	57,779	28,020
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.70	$13.84	$10.00
Value at end of period	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.96	$10.01	$7.82	$9.58	$10.00
Value at end of period	$11.39	$10.96	$10.01	$7.82	$9.58
Number of accumulation units outstanding at end of period	855,634	629,373	591,447	185,665	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.42	$8.30	$6.36	$9.27
Value at end of period	$8.75	$8.42	$8.30	$6.36
Number of accumulation units outstanding at end of period	371,657	491,976	502,112	219,815
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during January 2004)
Value at beginning of period	$20.18	$18.28
Value at end of period	$21.19	$20.18
Number of accumulation units outstanding at end of period	68	66
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.87	$10.98	$10.00
Value at end of period	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	3,854,889	1,210,125	397,600
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.77	$10.00
Value at end of period	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	4,655,665	1,165,893	388,436

CFI 27

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.56	$11.61	$10.00
Value at end of period	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	1,989,030	520,072	137,440
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	352,010
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	1,991
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.90
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	431,426
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	3,063
ING INTERNATIONAL PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.28	$12.45	$9.80	$10.00
Value at end of period	$15.50	$14.28	$12.45	$9.80
Number of accumulation units outstanding at end of period	589	594	599	0
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.86	$11.87	$10.00
Value at end of period	$14.99	$13.86	$11.87
Number of accumulation units outstanding at end of period	207,419	79,950	11,753
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.81	$9.89	$9.99	$10.00
Value at end of period	$9.91	$9.81	$9.89	$9.99
Number of accumulation units outstanding at end of period	212	214	216	0
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	229,089

CFI 28

CFI 29

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.11	$13.36	$9.76
Value at end of period	$15.31	$15.11	$13.36
Number of accumulation units outstanding at end of period	708	670	676
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.57	$11.51	$10.04	$10.00
Value at end of period	$12.71	$12.57	$11.51	$10.04
Number of accumulation units outstanding at end of period	13,723	14,070	14,110	0
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	704,604
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	130,405
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.88	$10.55	$10.25	$10.00
Value at end of period	$10.96	$10.88	$10.55	$10.25
Number of accumulation units outstanding at end of period	1,959	1,941	934	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	3,361,552
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	2,022,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.65	$10.81	$10.00
Value at end of period	$12.75	$11.65	$10.81

CFI 30

Number of accumulation units outstanding at end of period	349,758	43,426	16,860

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.65	$12.10	$9.82
Value at end of period	$13.94	$13.65	$12.10
Number of accumulation units outstanding at end of period	564	567	638
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.39
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	16,067
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.20
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	56,006
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.96
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	199,397
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.36	$11.73	$9.63	$10.00
Value at end of period	$13.99	$12.36	$11.73	$9.63
Number of accumulation units outstanding at end of period	416	420	423	0
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.07	$11.80	$9.51	$10.00
Value at end of period	$14.31	$13.07	$11.80	$9.51
Number of accumulation units outstanding at end of period	503	480	472	0
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.80	$12.30	$9.78	$10.00
Value at end of period	$14.93	$13.80	$12.30	$9.78
Number of accumulation units outstanding at end of period	597	601	607	0
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.62	$13.01	$9.61	$10.00
Value at end of period	$20.23	$17.62	$13.01	$9.61
Number of accumulation units outstanding at end of period	102	103	104	0

CFI 32

CFI 33

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	167,480
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$7.10	$6.59	$5.19
Value at end of period	$7.30	$7.10	$6.59
Number of accumulation units outstanding at end of period	174,370	108,249	116,479
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.71	$8.94	$10.00
Value at end of period	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	506,320	199,344	65,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	617,687
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.71
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	430,599
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.43	$11.10	$10.63
Value at end of period	$11.58	$11.43	$11.10
Number of accumulation units outstanding at end of period	1,037,954	433,079	314,718
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.47	$7.11
Value at end of period	$8.11	$7.47
Number of accumulation units outstanding at end of period	74,612	72,972
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.80	$6.28	$4.61
Value at end of period	$7.28	$6.80	$6.28
Number of accumulation units outstanding at end of period	434,882	208,033	269,277
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	27,221

CFI 34

CFI 35

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.81	$8.22	$6.65	$8.89	$10.00
Value at end of period	$8.91	$8.81	$8.22	$6.65	$8.89
Number of accumulation units outstanding at end of period	372,891	394,140	354,864	194,395	256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.28	$8.24	$6.04	$8.26	$10.00
Value at end of period	$9.87	$9.28	$8.24	$6.04	$8.26
Number of accumulation units outstanding at end of period	126,063	148,329	147,115	156,757	5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.21	$9.36	$10.00
Value at end of period	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	351,390	175,899	137,981
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.62	$10.11	$7.19	$9.42	$10.00
Value at end of period	$11.76	$11.62	$10.11	$7.19	$9.42
Number of accumulation units outstanding at end of period	298,518	338,300	424,034	269,440	67,787

CFI 36

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.65%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.89	$10.66	$8.43	$10.00
Value at end of period	$11.55	$11.89	$10.66	$8.43
Number of accumulation units outstanding at end of period	507,068	542,920	224,254	65,382
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.67	$13.83	$10.00
Value at end of period	$17.29	$16.67	$13.83
Number of accumulation units outstanding at end of period	2,694,431	1,745,035	202,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.92	$9.98	$7.80	$9.58	$10.00
Value at end of period	$11.34	$10.92	$9.98	$7.80	$9.58
Number of accumulation units outstanding at end of period	2,083,613	1,820,927	947,458	177,883	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.39	$8.28	$6.35	$9.26
Value at end of period	$8.71	$8.39	$8.28	$6.35
Number of accumulation units outstanding at end of period	1,996,818	2,221,606	1,641,662	202,569
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.13	$17.15	$10.45	$10.00
Value at end of period	$21.12	$20.13	$17.15	$10.45
Number of accumulation units outstanding at end of period	65,993	44,723	13,026	341
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$10.98	$10.00
Value at end of period	$12.28	$11.86	$10.98
Number of accumulation units outstanding at end of period	8,805,371	5,275,914	536,261
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.76	$10.00
Value at end of period	$13.47	$11.85	$10.76
Number of accumulation units outstanding at end of period	12,968,062	7,574,705	1,003,541

CFI 37

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	4,950,832	2,513,020	241,840
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.97
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	966,411
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.14	$13.40	$9.73	$10.00
Value at end of period	$13.75	$14.14	$13.40	$9.73
Number of accumulation units outstanding at end of period	74,847	60,826	14,297	0
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.76	$13.76	$10.26	$10.00
Value at end of period	$15.41	$14.76	$13.76	$10.26
Number of accumulation units outstanding at end of period	66,339	41,137	12,222	221
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	43,804
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.35	$11.83	$9.62	$10.00
Value at end of period	$13.15	$13.35	$11.83	$9.62
Number of accumulation units outstanding at end of period	5,366	3,261	882	0
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88	$9.95
Value at end of period	$10.74	$9.88
Number of accumulation units outstanding at end of period	1,302,047	27,444
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.46	$10.00
Value at end of period	$10.68	$10.46
Number of accumulation units outstanding at end of period	9,303	3,039
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.12	$12.42	$9.47	$10.00
Value at end of period	$17.37	$15.12	$12.42	$9.47

CFI 38

Number of accumulation units outstanding at end of period	236,651	70,293	18,203	243

CFI 39

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,593
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.35	$14.70	$9.82	$10.00
Value at end of period	$20.77	$15.35	$14.70	$9.82
Number of accumulation units outstanding at end of period	130,772	59,042	13,334	240
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.78	$14.41	$10.41	$10.00
Value at end of period	$15.79	$15.78	$14.41	$10.41
Number of accumulation units outstanding at end of period	36,127	22,952	8,036	1,329
ING INTERNATIONAL PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.24	$12.43	$9.79	$10.00
Value at end of period	$15.45	$14.24	$12.43	$9.79
Number of accumulation units outstanding at end of period	69,266	54,647	17,849	0
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.36	$14.22	$9.63	$10.00
Value at end of period	$18.56	$16.36	$1,422.00	$9.63
Number of accumulation units outstanding at end of period	45,371	28,831	1,155	0
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.15	$13.96	$9.70	$10.00
Value at end of period	$21.37	$16.15	$13.96	$9.70
Number of accumulation units outstanding at end of period	113,016	40,817	18,761	5,950
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.85	$11.86	$10.00
Value at end of period	$14.95	$13.85	$11.86
Number of accumulation units outstanding at end of period	741,906	566,780	56,919
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.44	$12.48	$9.48	$10.00
Value at end of period	$15.73	$15.44	$12.48	$9.48
Number of accumulation units outstanding at end of period	332,761	182,314	64,681	11,333
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	19,384

CFI 40

CFI 41

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.54	$12.55	$9.75	$10.00
Value at end of period	$16.46	$14.54	$12.55	$9.75
Number of accumulation units outstanding at end of period	397,395	124,513	8,493	0
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.07	$11.69	$9.72	$10.00
Value at end of period	$13.60	$13.07	$11.69	$9.72
Number of accumulation units outstanding at end of period	278,934	129,180	57,280	6,270
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.79	$9.88	$9.98	$10.00
Value at end of period	$9.88	$9.79	$9.88	$9.98
Number of accumulation units outstanding at end of period	104,561	125,735	16,707	14,647
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.57	$12.57	$9.75	$10.00
Value at end of period	$14.07	$13.57	$12.57	$9.75
Number of accumulation units outstanding at end of period	60,758	33,816	11,084	5,609
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.08	$12.74	$9.77	$10.00
Value at end of period	$15.05	$14.08	$12.74	$9.77
Number of accumulation units outstanding at end of period	185,623	98,569	34,151	2,873
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	888,379
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.36	$13.10	$10.17	$10.00
Value at end of period	$14.84	$14.36	$13.10	$10.17
Number of accumulation units outstanding at end of period	58,686	37,780	1,782	223
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.07	$13.34	$9.76	$10.00
Value at end of period	$15.26	$15.07	$13.34	$9.76
Number of accumulation units outstanding at end of period	124,705	81,087	30,840	1,466
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.55	$11.49	$10.04	$10.00
Value at end of period	$12.67	$12.55	$11.49	$10.04

CFI 42

Number of accumulation units outstanding at end of period	467,728	302,039	112,170	0

CFI 43

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	1,195,134
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	344,200
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.16	$11.88	$9.71	$10.00
Value at end of period	$13.67	$13.16	$11.88	$9.71
Number of accumulation units outstanding at end of period	25,467	7,016	3,881	2,961
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.86	$10.53	$10.25	$10.00
Value at end of period	$10.92	$10.86	$10.53	$10.25
Number of accumulation units outstanding at end of period	461,550	276,747	80,577	6,368
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	4,678,798
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,591,837
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.63
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	1,579,345
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.76	$13.00	$9.53	$10.00

CFI 44

Value at end of period	$14.13	$13.76	$13.00	$9.53
Number of accumulation units outstanding at end of period	225,108	130,300	37,942	2,247

CFI 45

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.93	$13.72	$10.23	$10.00
Value at end of period	$16.12	$14.93	$13.72	$10.23
Number of accumulation units outstanding at end of period	60,246	21,795	6,003	0
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.08	$12.29	$10.00	$10.00
Value at end of period	$14.90	$14.08	$12.29	$10.00
Number of accumulation units outstanding at end of period	756,668	331,091	63,625	11,784
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.62	$12.08	$9.82	$10.00
Value at end of period	$13.90	$13.62	$12.08	$9.82
Number of accumulation units outstanding at end of period	305,605	178,104	80,597	18,286
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.37
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	30,350
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.15
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	45,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.13	$10.57	$8.29	$10.00
Value at end of period	$12.35	$12.13	$10.57	$8.29
Number of accumulation units outstanding at end of period	1,620,818	668,782	130,443	283
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.33	$11.71	$9.63	$10.00
Value at end of period	$13.94	$12.33	$11.71	$9.63
Number of accumulation units outstanding at end of period	95,329	87,239	43,598	15,788
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.04	$11.78	$9.51	$10.00
Value at end of period	$14.26	$13.04	$11.78	$9.51
Number of accumulation units outstanding at end of period	689,970	380,491	90,627	1,167

CFI 46

CFI 47

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.77	$12.29	$9.78	$10.00
Value at end of period	$14.88	$13.77	$12.29	$9.78
Number of accumulation units outstanding at end of period	405,623	291,624	80,614	10,566
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.58	$12.99	$9.60	$10.00
Value at end of period	$20.16	$17.58	$12.99	$9.60
Number of accumulation units outstanding at end of period	196,329	93,479	21,399	2,275
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.08	$10.03
Value at end of period	$11.72	$11.08
Number of accumulation units outstanding at end of period	515,129	120,279
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.07	$6.57	$5.17	$6.99	$8.74	$10.00
Value at end of period	$7.26	$7.07	$6.57	$5.17	$6.99	$8.74
Number of accumulation units outstanding at end of period	643,892	521,142	424,273	322,466	158,546	39,547
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.67	$8.92	$10.00
Value at end of period	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	1,717,454	1,211,622	392,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.92	$9.49
Value at end of period	$11.91	$10.92
Number of accumulation units outstanding at end of period	1,374,933	505,878
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$9.39
Value at end of period	$11.96	$11.33
Number of accumulation units outstanding at end of period	1,104,254	456,418
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.40	$11.08	$10.63	$10.00
Value at end of period	$11.54	$11.40	$11.08	$10.63
Number of accumulation units outstanding at end of period	3,017,046	1,881,640	337,031	88,275
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.45	$7.09
Value at end of period	$8.07	$7.45

CFI 48

Number of accumulation units outstanding at end of period	307,954	316,589

CFI 49

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.77	$6.26	$4.60	$8.32	$10.00
Value at end of period	$7.25	$6.77	$6.26	$4.60	$8.32
Number of accumulation units outstanding at end of period	1,407,649	1,295,970	951,109	563,709	111,946
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$10.69
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	175,994
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.88	$12.55	$9.75	$10.00
Value at end of period	$14.43	$13.88	$12.55	$9.75
Number of accumulation units outstanding at end of period	24,620	15,648	3,200	0
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.78	$8.20	$6.64	$8.88	$10.00
Value at end of period	$8.87	$8.78	$8.20	$6.64	$8.88
Number of accumulation units outstanding at end of period	276,280	391,752	212,538	127,500	92,175
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.24	$8.22	$6.03	$8.25	$10.00
Value at end of period	$9.83	$9.24	$8.22	$6.03	$8.25
Number of accumulation units outstanding at end of period	204,701	236,069	118,462	64,316	14,668
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.43	$8.20	$9.36
Number of accumulation units outstanding at end of period	692,648	737,507	29,131
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.58	$10.08	$7.18	$9.41	$10.00
Value at end of period	$11.71	$11.58	$10.08	$7.18	$9.41
Number of accumulation units outstanding at end of period	773,522	702,471	550,359	236,886	18,943

CFI 50

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.70%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.87	$10.65	$8.42	$10.00
Value at end of period	$11.53	$11.87	$10.65	$8.42
Number of accumulation units outstanding at end of period	211,145	237,033	155,027	30,007
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.65	$13.82	$10.00
Value at end of period	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.90	$9.97	$7.80	$9.58	$10.00
Value at end of period	$11.31	$10.90	$9.97	$7.80	$9.58
Number of accumulation units outstanding at end of period	1,094,676	1,224,611	881,408	338,456	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.38	$8.27	$6.34	$9.26
Value at end of period	$8.69	$8.38	$8.27	$6.34
Number of accumulation units outstanding at end of period	1,376,666	1,884,667	1,487,203	256,321
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.11	$17.14	$10.45	$10.00
Value at end of period	$21.08	$20.11	$17.14	$10.45
Number of accumulation units outstanding at end of period	3,633	4,005	269	0
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.85	$10.98	$10.00
Value at end of period	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.76	$10.00
Value at end of period	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	4,743,152	4,110,117	964,596

CFI 51

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,083,393	1,408,463	252,100
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	288,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.13	$13.39	$9.72	$10.00
Value at end of period	$13.72	$14.13	$13.39	$9.72
Number of accumulation units outstanding at end of period	1,943	1,957	1,564	0
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.75	$13.75	$10.26	$10.00
Value at end of period	$15.39	$14.75	$13.75	$10.26
Number of accumulation units outstanding at end of period	7,383	6,536	1,256	0
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	15,529
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.89
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	907,938
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.10	$12.41	$9.47	$10.00
Value at end of period	$17.34	$15.10	$12.41	$9.47
Number of accumulation units outstanding at end of period	5,907	2,917	911	0
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,996
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.34	$14.69	$9.82	$10.00
Value at end of period	$20.74	$15.34	$14.69	$9.82
Number of accumulation units outstanding at end of period	3,481	3,657	2,330	0

CFI 52

CFI 53

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.76	$14.12	$10.41	$10.00
Value at end of period	$15.77	$15.76	$14.40	$10.41
Number of accumulation units outstanding at end of period	351	354	262	0
ING INTERNATIONAL PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$14.23	$12.67
Value at end of period	$15.42	$14.23
Number of accumulation units outstanding at end of period	703	707
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$16.34	$13.63
Value at end of period	$18.53	$16.34
Number of accumulation units outstanding at end of period	1,027	1,034
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.14	$13.95	$9.70	$10.00
Value at end of period	$21.34	$16.14	$13.95	$9.70
Number of accumulation units outstanding at end of period	7,102	5,961	3,861	0
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.84	$11.86	$10.00
Value at end of period	$14.93	$13.84	$11.86
Number of accumulation units outstanding at end of period	257,961	346,462	32,414
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.42	$12.47	$9.48	$10.00
Value at end of period	$15.70	$15.42	$12.47	$9.48
Number of accumulation units outstanding at end of period	20,700	18,269	8,024	0
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$14.52	$12.62
Value at end of period	$16.43	$14.52
Number of accumulation units outstanding at end of period	7,999	7,933
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.05	$11.68	$9.72	$10.00
Value at end of period	$13.58	$13.05	$11.68	$9.72
Number of accumulation units outstanding at end of period	4,592	4,756	3,639	0
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$9.78	$9.81
Value at end of period	$9.86	$9.78
Number of accumulation units outstanding at end of period	238	1,032

CFI 54

CFI 55

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.06	$12.73	$9.77	$10.00
Value at end of period	$15.03	$14.06	$12.73	$9.77
Number of accumulation units outstanding at end of period	7,703	5,974	1,617	0
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	605,153
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.34	$13.10	$10.16	$10.00
Value at end of period	$14.81	$14.34	$13.10	$10.16
Number of accumulation units outstanding at end of period	1,486	1,282	1,104	0
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.05	$13.33	$9.76	$10.00
Value at end of period	$15.23	$15.05	$13.33	$9.76
Number of accumulation units outstanding at end of period	559	551	1,365	0
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.53	$11.48	$10.03	$10.00
Value at end of period	$12.65	$12.53	$11.48	$10.03
Number of accumulation units outstanding at end of period	29,603	28,741	16,675	0
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	813,290
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	85,666
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.85	$10.53	$10.25	$10.00
Value at end of period	$10.90	$10.85	$10.53	$10.25
Number of accumulation units outstanding at end of period	14,615	14,906	3,796	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80

CFI 56

Value at end of period	$11.07
Number of accumulation units outstanding at end of period	5,745,875

CFI 57

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,043,893
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.62	$10.80	$10.00
Value at end of period	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	583,028	593,956	96,653
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.74	$12.99	$9.52	$10.00
Value at end of period	$14.11	$13.74	$12.99	$9.52
Number of accumulation units outstanding at end of period	3,120	3,131	2,126	0
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.06	$12.28	$10.00	$10.00
Value at end of period	$14.87	$14.06	$12.28	$10.00
Number of accumulation units outstanding at end of period	21,266	22,540	5,308	0
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.60	$12.07	$9.82	$10.00
Value at end of period	$13.87	$13.60	$12.07	$9.82
Number of accumulation units outstanding at end of period	35,207	35,221	15,526	0
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.36
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	11,839
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.30
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	24,442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.12	$10.56	$8.28	$10.00
Value at end of period	$12.32	$12.12	$10.56	$8.28

CFI 58

Number of accumulation units outstanding at end of period	114,900	17,899	8,549	0

CFI 59

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	76,209
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.31	$11.70	$9.63	$10.00
Value at end of period	$13.92	$12.31	$11.70	$9.63
Number of accumulation units outstanding at end of period	6,783	0	1,030	0
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.02	$11.77	$9.51	$10.00
Value at end of period	$14.23	$13.02	$11.77	$9.51
Number of accumulation units outstanding at end of period	19,758	20,825	8,423	0
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.75	$12.28	$9.78	$10.00
Value at end of period	$14.85	$13.75	$12.28	$9.78
Number of accumulation units outstanding at end of period	18,381	19,303	5,874	0
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.56	$12.98	$9.60	$10.00
Value at end of period	$20.13	$17.56	$12.98	$9.60
Number of accumulation units outstanding at end of period	3,792	3,334	2,000	0
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	425,405
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$7.05	$6.56	$5.16	$6.99	$8.74
Value at end of period	$7.24	$7.05	$6.56	$5.16	$6.99
Number of accumulation units outstanding at end of period	415,854	456,265	450,252	361,647	247,751
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.66	$8.91	$10.00
Value at end of period	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	417,442	515,077	295,431
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24
Value at end of period	$12.25

CFI 60

Number of accumulation units outstanding at end of period	418,820

CFI 61

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.70
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	332,296
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.38	$11.07	$10.62	$10.00
Value at end of period	$11.52	$11.38	$11.07	$10.62
Number of accumulation units outstanding at end of period	2,434,132	1,363,685	587,973	707,083
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.43	$7.08
Value at end of period	$8.05	$7.43
Number of accumulation units outstanding at end of period	219,579	252,836
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.76	$6.25	$4.60	$8.31	$10.00
Value at end of period	$7.23	$6.76	$6.25	$4.60	$8.31
Number of accumulation units outstanding at end of period	681,239	833,896	948,468	483,573	188,338
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	180,768
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.86	$12.54	$9.74	$10.00
Value at end of period	$14.40	$13.86	$12.54	$9.74
Number of accumulation units outstanding at end of period	794	799	695	0
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.76	$8.19	$6.63	$8.88	$10.00
Value at end of period	$8.85	$8.76	$8.19	$6.63	$8.88
Number of accumulation units outstanding at end of period	413,814	734,907	548,338	342,070	353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.23	$8.21	$6.02	$8.25	$10.00
Value at end of period	$9.80	$9.23	$8.21	$6.02	$8.25
Number of accumulation units outstanding at end of period	242,495	305,286	538,227	181,953	13,357

CFI 62

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.20	$9.36	$10.00
Value at end of period	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	438,175	347,573	404,098
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.55	$10.07	$7.17	$9.41	$10.00
Value at end of period	$11.68	$11.55	$10.07	$7.17	$9.41
Number of accumulation units outstanding at end of period	574,595	936,282	1,076,231	499,606	128,298

CFI 63

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.75%

	2005	2004	2003	2002	2001	2000
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.86	$10.64	$8.42	$10.00
Value at end of period	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	203,281	255,487	231,095	41,608
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.64	$13.82	$10.00
Value at end of period	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	739,319	1,163,703	987,940	139,297	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.36	$8.26	$6.34	$9.26
Value at end of period	$8.67	$8.36	$8.26	$6.34
Number of accumulation units outstanding at end of period	842,176	1,179,778	1,008,677	138,235
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.08	$17.13	$10.45	$10.00
Value at end of period	$21.05	$20.08	$17.13	$10.45
Number of accumulation units outstanding at end of period	45,802	46,383	39,891	6,840
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.98	$10.00
Value at end of period	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	1,473,385	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.83	$10.76	$10.00
Value at end of period	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,942,130	2,291,803	726,382

CFI 64

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.53	$11.60	$10.00
Value at end of period	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	925,189	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	96,126
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.11	$13.38	$9.72	$10.00
Value at end of period	$13.70	$14.11	$13.38	$9.72
Number of accumulation units outstanding at end of period	32,134	34,755	28,630	1,153
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.73	$13.74	$10.26	$10.00
Value at end of period	$15.36	$14.73	$13.74	$10.26
Number of accumulation units outstanding at end of period	66,384	71,871	76,903	9,364
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.32	$11.82	$9.62	$10.00
Value at end of period	$13.11	$13.32	$11.82	$9.62
Number of accumulation units outstanding at end of period	13,515	16,525	14,550	4,121
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.87	$9.95
Value at end of period	$10.72	$9.87
Number of accumulation units outstanding at end of period	518,299	3,968
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.09	$12.40	$9.47	$10.00
Value at end of period	$17.31	$15.09	$12.40	$9.47
Number of accumulation units outstanding at end of period	76,651	55,324	43,523	12,592
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.11
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	828
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.32	$14.68	$9.82	$10.00
Value at end of period	$20.70	$15.32	$14.68	$9.82

CFI 65

Number of accumulation units outstanding at end of period	43,087	48,335	31,790	7,945

CFI 66

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.74	$14.39	$10.40	$10.00
Value at end of period	$15.74	$15.74	$14.39	$10.40
Number of accumulation units outstanding at end of period	38,207	39,232	37,416	0
ING INTERNATIONAL PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.21	$12.42	$9.79	$10.00
Value at end of period	$15.40	$14.21	$12.42	$9.79
Number of accumulation units outstanding at end of period	121,893	123,457	109,335	7,028
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.32	$14.20	$9.62	$10.00
Value at end of period	$18.50	$16.32	$14.20	$9.62
Number of accumulation units outstanding at end of period	20,849	20,499	19,367	3,627
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.12	$13.94	$9.70	$10.00
Value at end of period	$21.30	$16.12	$13.94	$9.70
Number of accumulation units outstanding at end of period	42,323	39,905	26,375	504
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.83	$11.86
Value at end of period	$14.92	$13.83
Number of accumulation units outstanding at end of period	87,927	95,182
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.40	$12.46	$9.48	$10.00
Value at end of period	$15.67	$15.40	$12.46	$9.48
Number of accumulation units outstanding at end of period	177,896	174,318	144,863	12,803
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.92
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	146
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.50	$12.54	$9.75	$10.00
Value at end of period	$16.41	$14.50	$12.54	$9.75
Number of accumulation units outstanding at end of period	87,103	76,867	53,078	9,209
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.04	$11.67	$9.72	$10.00
Value at end of period	$13.55	$13.04	$11.67	$9.72
Number of accumulation units outstanding at end of period	151,200	153,181	183,003	24,717

CFI 67

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.77	$9.86	$9.98	$10.00
Value at end of period	$9.85	$9.77	$9.86	$9.98
Number of accumulation units outstanding at end of period	130,441	115,992	138,372	65,112
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.54	$12.55	$9.75	$10.00
Value at end of period	$14.02	$13.54	$12.55	$9.75
Number of accumulation units outstanding at end of period	9,813	10,335	9,030	2,589
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.05	$12.73	$9.76	$10.00
Value at end of period	$15.00	$14.05	$12.73	$9.76
Number of accumulation units outstanding at end of period	99,852	96,978	108,524	2,205
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	339,789
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.33	$13.09	$10.16	$10.00
Value at end of period	$14.79	$14.33	$13.09	$10.16
Number of accumulation units outstanding at end of period	17,916	24,554	19,077	1,253
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.04	$13.32	$9.76	$10.00
Value at end of period	$15.21	$15.04	$13.32	$9.76
Number of accumulation units outstanding at end of period	127,198	156,228	132,881	11,583
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.52	$11.47	$10.03	$10.00
Value at end of period	$12.63	$12.52	$11.47	$10.03
Number of accumulation units outstanding at end of period	275,398	287,530	262,128	42,679
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	299,953
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	14,539

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.13	$11.86	$9.71	$10.00
Value at end of period	$13.62	$13.13	$11.86	$9.71
Number of accumulation units outstanding at end of period	31,307	32,726	37,952	5,729
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.83	$10.52	$10.25	$10.00
Value at end of period	$10.89	$10.83	$10.52	$10.25
Number of accumulation units outstanding at end of period	359,274	384,280	449,660	48,273
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,906,679
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.48
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,230,020
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	129,082
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.73	$12.98	$9.52	$10.00
Value at end of period	$14.09	$13.73	$12.98	$9.52
Number of accumulation units outstanding at end of period	113,807	113,975	99,622	8,124
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.89	$13.70	$10.23	$10.00
Value at end of period	$16.06	$14.89	$13.70	$10.23
Number of accumulation units outstanding at end of period	42,916	44,546	34,405	3,121
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.05	$12.27	$10.00	$10.00
Value at end of period	$14.85	$14.05	$12.27	$10.00
Number of accumulation units outstanding at end of period	733,570	697,270	511,449	51,408

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.59	$12.07	$9.82	$10.00
Value at end of period	$13.85	$13.59	$12.07	$9.82
Number of accumulation units outstanding at end of period	213,812	223,333	208,905	21,139
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.35
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	8,317
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.77
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	30,728
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.10	$10.55	$8.28	$10.00
Value at end of period	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	578,971	733,524	589,925	29,823
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	56,894
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.30	$11.70	$9.63	$10.00
Value at end of period	$13.90	$12.30	$11.70	$9.63
Number of accumulation units outstanding at end of period	72,195	74,795	67,592	2,059
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.01	$11.77	$9.51	$10.00
Value at end of period	$14.21	$13.01	$11.77	$9.51
Number of accumulation units outstanding at end of period	307,508	286,451	256,082	26,238
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.73	$12.27	$9.78	$10.00
Value at end of period	$14.83	$13.73	$12.27	$9.78
Number of accumulation units outstanding at end of period	445,770	470,456	455,684	20,751
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.54	$12.97	$9.60	$10.00
Value at end of period	$20.10	$17.54	$12.97	$9.60
Number of accumulation units outstanding at end of period	93,052	106,309	96,186	9,555

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.63
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	234,726	17,577
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.04	$6.54	$5.16	$6.98	$8.73	$10.00
Value at end of period	$7.22	$7.04	$6.54	$5.16	$6.98	$8.73
Number of accumulation units outstanding at end of period	417,381	544,652	571,723	349,870	169,312	7,369
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.64	$8.90	$10.00
Value at end of period	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	299,598	548,608	275,705
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$9.69
Value at end of period	$12.24	$11.24
Number of accumulation units outstanding at end of period	138,848	430,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.69	$10.25
Value at end of period	$12.33	$11.69
Number of accumulation units outstanding at end of period	147,078	345,339
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.37	$11.06	$10.62	$10.00
Value at end of period	$11.50	$11.37	$11.06	$10.62
Number of accumulation units outstanding at end of period	453,906	447,751	277,417	218,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.42	$7.07
Value at end of period	$8.03	$7.42
Number of accumulation units outstanding at end of period	176,312	183,674
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.75	$6.25	$4.59	$8.31	$10.00
Value at end of period	$7.22	$6.75	$6.25	$4.59	$8.31
Number of accumulation units outstanding at end of period	678,759	812,724	952,613	454,391	79,268
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	101,382

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.84	$12.53	$9.74	$10.00
Value at end of period	$14.38	$13.84	$12.53	$9.74
Number of accumulation units outstanding at end of period	13,289	13,466	619,669	2,429
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.74	$8.18	$6.63	$8.87	$10.00
Value at end of period	$8.83	$8.74	$8.18	$6.63	$8.87
Number of accumulation units outstanding at end of period	304,922	518,311	467,546	185,752	27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.21	$8.20	$6.02	$8.25	$10.00
Value at end of period	$9.78	$9.21	$8.20	$6.02	$8.25
Number of accumulation units outstanding at end of period	186,919	140,140	190,714	105,639	38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.19	$9.35	$10.00
Value at end of period	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	193,952	282,310	74,879
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.53	$10.05	$7.17	$9.41	$10.00
Value at end of period	$11.65	$11.53	$10.05	$7.17	$9.41
Number of accumulation units outstanding at end of period	344,930	317,954	426,723	182,536	19,151

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.80%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.84
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	352,163
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.63
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.86
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,488,441
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.35
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	1,496,885
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.38
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	2,173
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.83
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	3,869,182
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.82
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	5,322,761

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.52
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	2,431,609
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	428,655
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.71
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	9,018
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	19,330
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.88
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,100,939
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	793
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.25
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	213
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.95
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	6,282
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.82
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	275,629

Condensed Financial Information (continued)

2005
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.86
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	3,904
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.13
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	3,227
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.04
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	6,524
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.78
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	5,429
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	901,211
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.24
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	2,661
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.92
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	4,286
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	997,079
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	134,955

Condensed Financial Information (continued)

2005
ING PIMCO CORE BOND PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.97
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	606
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	4,992,196
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,271,699
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	554,505
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.47
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	7,112
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.71
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	5,253
ING T. ROWE PRICE CAPITAL APPRECIATION
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.86
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	9,105
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.21
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	19,477

Condensed Financial Information (continued)

2005
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.08
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.70
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	2,447
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.05
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	11,021
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.85
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	14,767
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.56
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	6,925
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	484,010
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$7.02
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	883,388
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.62
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	1,190,341

Condensed Financial Information (continued)

2005
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.66
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	2,290,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.41
Value at end of period	$8.01
Number of accumulation units outstanding at end of period	307,230
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.73
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	1,411,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$8.60
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	259,485
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.16
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	540
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.73
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	743,586
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.19
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	237,235

Condensed Financial Information (continued)

2005
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.18
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	425,290
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.51
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	639,751

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.85%

	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.82	$10.62	$8.41	$10.00
Value at end of period	$11.47	$11.82	$10.62	$8.41
Number of accumulation units outstanding at end of period	422,849	480,559	352,917	94,574
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.61	$13.81	$10.00
Value at end of period	$17.20	$16.61	$13.81
Number of accumulation units outstanding at end of period	1,875,440	1,860,639	288,410
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	778,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.84	$9.93	$7.78	$9.57	$10.00
Value at end of period	$11.24	$10.84	$9.93	$7.78	$9.57
Number of accumulation units outstanding at end of period	2,040,316	2,147,646	1,139,372	70,754	0
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.33	$8.23	$6.33	$9.25
Value at end of period	$8.63	$8.33	$8.23	$6.33
Number of accumulation units outstanding at end of period	2,455,545	3,013,490	2,085,897	147,715
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$20.04	$17.10	$10.45	$10.00
Value at end of period	$20.98	$20.04	$17.10	$10.45
Number of accumulation units outstanding at end of period	324,313	322,657	132,366	5,101
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.82	$10.97	$10.00
Value at end of period	$12.22	$11.82	$10.97
Number of accumulation units outstanding at end of period	7,151,073	6,845,978	563,173
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.81	$10.76	$10.00
Value at end of period	$13.41	$11.81	$10.76
Number of accumulation units outstanding at end of period	10,461,932	9,623,914	911,850

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.51	$11.60	$10.00
Value at end of period	$16.03	$13.51	$11.60
Number of accumulation units outstanding at end of period	3,093,402	2,651,973	255,174
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	177,512
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.08	$13.37	$9.72	$10.00
Value at end of period	$13.65	$14.08	$13.37	$9.72
Number of accumulation units outstanding at end of period	252,036	254,887	175,877	26,473
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.69	$13.72	$10.25	$10.00
Value at end of period	$15.31	$14.69	$13.72	$10.25
Number of accumulation units outstanding at end of period	296,664	310,587	212,563	14,142
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	10,669
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.29	$11.80	$9.61	$10.00
Value at end of period	$13.06	$13.29	$11.80	$9.61
Number of accumulation units outstanding at end of period	97,361	73,841	48,864	2,677
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.87	$9.95
Value at end of period	$10.70	$9.87
Number of accumulation units outstanding at end of period	1,373,293	128,734
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.45	$9.63
Value at end of period	$10.64	$10.45
Number of accumulation units outstanding at end of period	7,278	6,370
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.05	$12.38	$9.47	$10.00
Value at end of period	$17.25	$15.05	$12.38	$9.47
Number of accumulation units outstanding at end of period	557,684	286,384	154,107	4,138

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	963
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	731
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.28	$14.66	$9.82	$10.00
Value at end of period	$20.63	$15.28	$14.66	$9.82
Number of accumulation units outstanding at end of period	376,683	338,633	103,813	511
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.70	$14.37	$10.40	$10.00
Value at end of period	$15.69	$15.70	$14.37	$10.40
Number of accumulation units outstanding at end of period	115,820	126,770	97,914	3,455
ING INTERNATIONAL PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.18	$12.40	$9.79	$10.00
Value at end of period	$15.35	$14.18	$12.40	$9.79
Number of accumulation units outstanding at end of period	271,592	290,654	195,238	16,650
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.28	$14.19	$9.62	$10.00
Value at end of period	$18.44	$16.28	$14.19	$9.62
Number of accumulation units outstanding at end of period	61,389	58,410	25,155	0
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$16.08	$13.92	$9.70	$10.00
Value at end of period	$21.23	$16.08	$13.92	$9.70
Number of accumulation units outstanding at end of period	264,741	186,572	52,235	1,185
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.81	$11.86
Value at end of period	$14.88	$13.81
Number of accumulation units outstanding at end of period	648,084	599,495
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.37	$12.45	$9.48	$10.00
Value at end of period	$15.62	$15.37	$12.45	$9.48
Number of accumulation units outstanding at end of period	1,033,039	1,041,030	384,824	17,168

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	4,232
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.47	$12.52	$9.74	$10.00
Value at end of period	$16.35	$14.47	$12.52	$9.74
Number of accumulation units outstanding at end of period	724,745	641,028	98,782	3,747
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.01	$11.66	$9.71	$10.00
Value at end of period	$13.51	$13.01	$11.66	$9.71
Number of accumulation units outstanding at end of period	539,096	438,491	241,741	9,122
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$9.74	$9.85	$9.98	$10.00
Value at end of period	$9.81	$9.74	$9.85	$9.98
Number of accumulation units outstanding at end of period	408,688	420,989	135,056	58,442
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.50	$12.54	$9.74	$10.00
Value at end of period	$13.97	$13.50	$12.54	$9.74
Number of accumulation units outstanding at end of period	61,549	59,902	45,349	22,299
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.01	$12.71	$9.76	$10.00
Value at end of period	$14.95	$14.01	$12.71	$9.76
Number of accumulation units outstanding at end of period	576,314	609,229	385,405	0
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	628,482
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.29	$13.07	$10.16	$10.00
Value at end of period	$14.74	$14.29	$13.07	$10.16
Number of accumulation units outstanding at end of period	69,924	80,233	30,187	3,259
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$15.00	$13.31	$9.75	$10.00
Value at end of period	$15.16	$15.00	$13.31	$9.75
Number of accumulation units outstanding at end of period	512,733	559,568	398,657	40,596

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.49	$11.46	$10.03	$10.00
Value at end of period	$12.59	$12.49	$11.46	$10.03
Number of accumulation units outstanding at end of period	1,404,050	1,382,369	638,182	18,244
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	873,349
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	56,426
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.10	$11.84	$9.70	$10.00
Value at end of period	$13.58	$13.10	$11.84	$9.70
Number of accumulation units outstanding at end of period	137,900	133,112	100,301	21,659
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$10.81	$10.50	$10.24	$10.00
Value at end of period	$10.85	$10.81	$10.50	$10.24
Number of accumulation units outstanding at end of period	1,063,841	1,036,664	689,814	10,048
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	2,873,390
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	5,017,559
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.60
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	1,363,628

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.69	$12.96	$9.52	$10.00
Value at end of period	$14.04	$13.69	$12.96	$9.52
Number of accumulation units outstanding at end of period	491,417	485,307	231,383	4,916
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$14.86	$13.68	$10.23	$10.00
Value at end of period	$16.01	$14.86	$13.68	$10.23
Number of accumulation units outstanding at end of period	185,077	191,725	89,916	1,727
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during September 2002)
Value at beginning of period	$14.01	$12.26	$9.99	$10.00
Value at end of period	$14.80	$14.01	$12.26	$9.99
Number of accumulation units outstanding at end of period	1,900,813	1,833,168	803,419	15,784
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.55	$12.05	$9.81	$10.00
Value at end of period	$13.80	$13.55	$12.05	$9.81
Number of accumulation units outstanding at end of period	796,391	759,173	419,879	10,928
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.33
Value at end of period	$12.87
Number of accumulation units outstanding at end of period	109,275
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.97
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	20,569
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.07	$10.53	$8.27	$10.00
Value at end of period	$12.26	$12.07	$10.53	$8.27
Number of accumulation units outstanding at end of period	3,505,743	3,524,220	1,575,806	105,501
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	94,700
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.27	$11.68	$9.63	$10.00
Value at end of period	$13.85	$12.27	$11.68	$9.63
Number of accumulation units outstanding at end of period	427,051	432,906	317,595	29,215

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$12.98	$11.75	$9.51	$10.00
Value at end of period	$14.16	$12.98	$11.75	$9.51
Number of accumulation units outstanding at end of period	1,512,927	1,475,632	556,767	17,516
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.70	$12.25	$9.78	$10.00
Value at end of period	$14.78	$13.70	$12.25	$9.78
Number of accumulation units outstanding at end of period	2,184,320	2,124,549	1,010,894	25,612
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$17.50	$12.96	$9.60	$10.00
Value at end of period	$20.03	$17.50	$12.96	$9.60
Number of accumulation units outstanding at end of period	507,670	526,771	250,986	4,638
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06	$10.03
Value at end of period	$11.68	$11.06
Number of accumulation units outstanding at end of period	601,346	191,994
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$7.00	$6.52	$5.14	$6.97	$8.62
Value at end of period	$7.18	$7.00	$6.52	$5.14	$6.97
Number of accumulation units outstanding at end of period	673,066	707,362	619,543	382,518	75,723
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.61	$8.88	$10.00
Value at end of period	$9.92	$9.61	$8.88
Number of accumulation units outstanding at end of period	1,140,505	1,130,196	454,342
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	679,265
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.31
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	509,167
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.34	$11.04	$10.61	$10.00
Value at end of period	$11.46	$11.34	$11.04	$10.61
Number of accumulation units outstanding at end of period	1,965,087	1,993,255	650,222	564,471

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.39	$7.05
Value at end of period	$7.99	$7.39
Number of accumulation units outstanding at end of period	413,074	629,731
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.72	$6.23	$4.59	$8.31	$10.00
Value at end of period	$7.18	$6.72	$6.23	$4.59	$8.31
Number of accumulation units outstanding at end of period	1,408,556	1,597,805	1,204,050	374,677	141,397
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.25
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	166,537
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Fund first available during September 2002)
Value at beginning of period	$13.81	$12.52	$9.74	$10.00
Value at end of period	$14.33	$13.81	$12.52	$9.74
Number of accumulation units outstanding at end of period	157,366	153,110	83,383	861
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.71	$8.16	$6.62	$8.87	$10.00
Value at end of period	$8.79	$8.71	$8.16	$6.62	$8.87
Number of accumulation units outstanding at end of period	503,432	730,973	525,852	114,753	15,636
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.17	$8.18	$6.00	$8.24	$10.00
Value at end of period	$9.73	$9.17	$8.18	$6.00	$8.24
Number of accumulation units outstanding at end of period	242,501	300,855	132,491	13,789	6,318
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.18	$9.35	$10.00
Value at end of period	$7.39	$8.18	$9.35
Number of accumulation units outstanding at end of period	581,869	524,459	382,409
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.49	$10.03	$7.16	$9.40	$10.00
Value at end of period	$11.59	$11.49	$10.03	$7.16	$9.40
Number of accumulation units outstanding at end of period	718,992	820,564	697,737	114,433	21,722

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.79
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	110,857
COLONIAL SMALL CAP VALUE FUND
(Fund first available during November 2003)
Value at beginning of period	$16.58
Value at end of period	$17.15
Number of accumulation units outstanding at end of period	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.80
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	547,233
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$8.31
Value at end of period	$8.59
Number of accumulation units outstanding at end of period	205,825
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.00
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	143,830
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.81
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	4,607,966
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.80
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	5,632,392

Condensed Financial Information (continued)

2005
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.49
Value at end of period	$16.00
Number of accumulation units outstanding at end of period	1,757,275
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	315,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.72
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	50,407
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.08
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	40,940
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	958
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.99
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	9,999
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.87
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.99
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	17,980
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.26
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	158,720

Condensed Financial Information (continued)

2005
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.54
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	522
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	5,428
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.41
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	134,472
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.58
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	50,589
ING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.11
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	8,898
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.83
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	31,913
ING JPMORGAN EMERGING MARKETS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.83
Value at end of period	$14.66
Number of accumulation units outstanding at end of period	172,959
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.79
Value at end of period	$14.85
Number of accumulation units outstanding at end of period	416,050
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.35
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	315,498

Condensed Financial Information (continued)

2005
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	19,745
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.04
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	346,998
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.60
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	229,198
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.91
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	161,640
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.40
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	17,453
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.00
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	1,951
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.78
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	178,213
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	202,215
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.51
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	31,640

Condensed Financial Information (continued)

2005
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.49
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	70,498
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.58
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	411,264
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	371,810
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	130,621
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.39
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	45,800
ING PIMCO CORE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.04
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	181,387
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	773,925
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,259,567

Condensed Financial Information (continued)

2005
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.58
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	340,322
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.97
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	151,808
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	24,652
ING T. ROWE PRICE CAPITAL APPRECIATION
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.09
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	629,093
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.00
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	149,598
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.62
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	32,023
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.13
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	25,931
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.03
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	245,919

Condensed Financial Information (continued)

2005
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.38
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	49,491
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.69
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	604,282
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.78
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	291,244
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.99
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	181,172
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	123,785
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2001)
Value at beginning of period	$6.97
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	119,498
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.57
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	747,104
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.54
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.59
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	487,498

Condensed Financial Information (continued)

2005
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.31
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	464,500
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.36
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	45,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$6.70
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	160,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during February 2004)	$8.55
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	54,685
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.40
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	9,131
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$8.68
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	45,665
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$9.14
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	97,624
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.17
Value at end of period	$7.38
Number of accumulation units outstanding at end of period	137,057
PROFUND VP SMALL CAP
(Fund first available during May 2001)
Value at beginning of period	$11.45
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	103,117

CFI 68

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

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Certain funds are designated as “Master-Feeder” “LifeStyle Funds” or “MarketPro” Funds. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

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Opportunities -138981	B1


ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Omega Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Service Class) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Franklin Income Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.

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Opportunities -138981	B2

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ING Global Real Estate Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified Portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Service 2)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified Portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

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Opportunities -138981	B3


ING Legg Mason Partners All Cap Portfolio (Service 2)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Service 2) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Service 2) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Service 2) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Service 2) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Service 2) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.


Opportunities -138981	B4

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ING Marsico Growth Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Service Class) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Oppenheimer Main Street Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING PIMCO High Yield Portfolio (Service Class) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Service Class) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.


Opportunities -138981	B5

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ING Pioneer Mid Cap Value Portfolio (Service Class) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Index Plus International Equity Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.


Opportunities -138981	B6

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ING Wells Fargo Small Cap Disciplined Portfolio (Service 2) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.


Opportunities -138981	B7


ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Equity and Income Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.


Opportunities -138981	B8


ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Service 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205

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Opportunities -138981	B9

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Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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Opportunities -138981	B10


APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation

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You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution (“MRD”) is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:   7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

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Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,070
2	—	—	1,145	980	980	980	1,145
3	—	—	1,225	1,040	1,040	1,040	1,225
4	—	—	1,311	1,100	1,100	1,100	1,311
5	—	—	1,403	900	900	900	1,403
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,094

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10	1,262	600	—	—	1,262	600	1,149

Note:   7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$419.98
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$471.00	$871.44

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.70
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,019
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$632.98	$871.44

Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$1,016.85	$943.99

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MGIB Rollup	n/a	$196,715
MGIB Ratchet	n/a	$200,423
MGIB Annuity Factor	n/a	4.43
MGIB Income	n/a	$887.87

Income	$1,016.85	$943.99

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX H

ING LifePay Partial Withdrawal Amount Examples

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The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

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Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

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If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

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Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount .

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Assume the Maximum Annual Withdrawal is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

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Illustration 4: The Reset Option is utilized.

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Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

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One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

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One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

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Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

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APPENDIX J

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Minimum Guaranteed Withdrawal Benefit

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(Applicable to Contracts Issued in States Where ING LifePay is not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

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The Maximum Annual Withdrawal Amount (or “Maximum Annual Withdrawal”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the Maximum Annual Withdrawal will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the Maximum Annual Withdrawalwill cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the Maximum Annual Withdrawal. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the Maximum Annual Withdrawalwill also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the Maximum Annual Withdrawal at the time of the withdrawal. Please see Appendix K, “MGWB Excess Withdrawal Amount Examples.”

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

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Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the Maximum Annual Withdrawal will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

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2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

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Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the Maximum Annual Withdrawal. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

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On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

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Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the Maximum Annual Withdrawal by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

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1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

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Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and Maximum Annual Withdrawal are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

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During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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Minimum Guaranteed Withdrawal Benefit rider1:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[2]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

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APPENDIX K

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MGWB Excess Withdrawal Amount Examples

(Applicable to Contracts Issued in States Where ING LifePay is not Available)

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

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The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

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The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the Maximum Annual Withdrawalto $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #2: Owner has invested only in Excluded Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

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The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #3: Owner has invested in both Covered and Excluded Funds

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Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (Maximum Annual Withdrawal) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

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The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

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The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the Maximum Annual Withdrawal ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

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The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

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The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

Opportunities -138981	04/28/06

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ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

WELLS FARGO ING OPPORTUNITIES

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April 28, 2006

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This prospectus describes Wells Fargo ING Opportunities, a group and individual deferred combination variable annuity contract (the “Contract”) offered by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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WF Opportunities - 138986

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit
Annuitant
Annuity Start Date
Cash Surrender Value
Claim Date
Contract Date
Contract Owner
Contract Value
Contract Year
Covered Fund
Earnings Multiplier Benefit
Excluded Fund
Free Withdrawal Amount
Market Value Adjustment
Max 7 Enhanced Death Benefit
Net Investment Factor
Net Rate of Return
Quarterly Ratchet Enhanced Death Benefit
Restricted Fund
Rider Date
7% Solution Death Benefit Element
Special Fund
Standard Death Benefit

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
ING LifePay Base	MGWB Base
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses 1

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

Transfer Charge [2]	$25 per transfer, if you make more than 12 transfers in a contract year

[1]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

[2]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge [3]	$30

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

[3]	We deduct this charge on each contract anniversary and on surrender.

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Separate Account Annual Charges 1

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.40%	1.65%	1.95%

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[1]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge 1

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As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

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[1]

We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

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Optional Rider Charges 1

Minimum Guaranteed Income Benefit rider:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base[2]	0.19% of the MGIB Benefit Base[2]

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ING LifePay Minimum Guaranteed Withdrawal Benefit rider[3]:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Benefit Elected[3]
0.50% of contract value	0.13% of contract value	1.20% of contract value

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[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Income Benefit rider and the ING LifePay Minimum Guaranteed Withdrawal Benefit rider.

[2]	Please see “Charges and Fees – Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit - ING LifePay Reset Option.”

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Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.20%	2.45%	2.75%

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If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

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	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.70%	1.95%	2.25%

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As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.54%	1.78%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

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The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,318	$2,150	$2,978	$5,134
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years

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$1,318	$2,150	$2,578	$5,134
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years

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$518	$1,550	$2,578	$5,134

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

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Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

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Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A — Condensed Financial Information.” The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount; the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

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Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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Financial Statements

The statements of assets and liabilities, related statements of operations, and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

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ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding

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subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:    We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

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Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

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In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

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If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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Restricted Funds

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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

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Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

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1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the

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benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

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Charge Deduction Subaccount

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You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	8%	7%	6%	5%	4%	3%	2%	1%	0%

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the “Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest

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Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the fund’s fees and expenses, review each fund’s prospectus.

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Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit		Quarterly Ratchet Enhanced Death Benefit		Max 7 Enhanced Death Benefit
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.25%	0.003446%	1.50%	0.004141%	1.80%	0.004976%

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Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Earnings Multiplier Benefit Rider.”

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Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

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Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders-Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and the MGIB Rate.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.50% (0.125% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit (“LAPB”) Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

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Trust and Fund Expenses

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Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of

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revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

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Types of Revenue Received from Affiliated Funds

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Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.
•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.
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We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio
ProFunds VP

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Franklin Templeton Variable Insurance Products Trust

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If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

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Additional Compensation and Benefits Received

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Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or

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increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securitiesThe fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

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Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

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If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

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The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

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One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

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You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

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All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

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We will issue a Contract only if both the annuitant and the contract owner are age 80 or younger. But the Contract may not be available to all ages through all broker-dealers.

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The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement

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or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

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1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent

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payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

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Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

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In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed

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Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

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Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets subaccount).

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On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

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Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

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Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

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We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

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The Fixed Account

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The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
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die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

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The charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

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Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

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1)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

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3)

the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

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The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial

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allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.” No investment options are currently designated as Excluded Funds.

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Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

a)	Calculation of MGIB Rollup Base

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The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the contract value of Excluded Funds.

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base

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allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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2)

Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

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MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

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(ii)	Income for 20-30 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than

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the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or

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5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

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As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the

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Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal %
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

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2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix H, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1)

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

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7)

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

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See Appendix H, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

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If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix H, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Accepted Funds. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will

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apply to contract value allocated to such portfolios after the date of the change. If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

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1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued,

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a.

If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

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b.

If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

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1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see “Federal Tax Considerations – Taxation of Distributions.”

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

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WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the

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withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

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For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

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Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

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You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

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You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

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If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory

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distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a

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Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

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Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

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•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

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•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

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Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid

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Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

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Dollar Cost Averaging

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You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the ING Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

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Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assets subaccount . Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

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Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the

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subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

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Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

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Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

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Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

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1)	the Standard Death Benefit; and
2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

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The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)

the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to

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and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

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1)	the Standard Death Benefit; and

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2)	the lesser of:
a)	3 times all premium payments, adjusted for withdrawals (the “cap”); and
b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

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For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from

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Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

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The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we

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receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

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If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets subaccount, or its successor.

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The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

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If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets subaccount, or its successor.

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The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

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If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

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Required Distributions Upon Contract Owner’s Death

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We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

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If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this

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paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of ING LifePay Rider on Death Benefit

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider-Death or Change of Owner/Annuitant” for a description of the impact of the owner’s death on the MGWB Rider.

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If you die during Automatic Periodic Benefit Status, payments will stop. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

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THE ANNUITY OPTIONS

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

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1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

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Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the

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annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)

For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not

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been misstated.

Assigning the Contract as Collateral

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You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

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Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

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You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling

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firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. (“Wells Fargo”) to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

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DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

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•	Marketing allowances;
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Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

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•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and
•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

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1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

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We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

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Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

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ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject

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to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

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General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider while in Guaranteed Withdrawal Status), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to your under the ING LifePay Rider while in Automatic Periodic Benefit Status as annuity payments rather than withdrawals. See “Taxation of Annuity Payments” below.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty

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equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

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Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

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Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings

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until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities – General

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish

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Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax not be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs on or before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract

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comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

•	Riders:

•

Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

•

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Tax Sheltered Annuities – Distributions

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All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

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•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

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Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

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We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves

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WF Opportunities -138986	55

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under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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WF Opportunities -138986	56

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STATEMENT OF ADDITIONAL INFORMATION

Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
The Administrator
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
IRA Partial Withdrawal Option
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

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WF Opportunities -138986	04/28/06

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_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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WF Opportunities -138986	SAI-1

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.97
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	512,777
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.74
Value at end of period	$17.41
Number of accumulation units outstanding at end of period	3,133,417
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.02	$10.04	$7.83
Value at end of period	$11.47	$11.02	$10.04
Number of accumulation units outstanding at end of period	3,467,553	3,098,913	2,275,054
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.60	$16.63	$10.10
Value at end of period	$20.65	$19.60	$16.63
Number of accumulation units outstanding at end of period	4,042,405	4,750,522	5,531,902
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.90	$10.99	$10.00
Value at end of period	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	10,360,815	6,533,086	1,032,491

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.89	$10.77	$10.00
Value at end of period	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.59	$11.62	$10.00
Value at end of period	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	5,984,403	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	857,118
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.27
Value at end of period	$18.81
Number of accumulation units outstanding at end of period	4,019,716
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	5,419,951
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,654
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.98	$18.52	$15.00
Value at end of period	$20.75	$20.98	$18.52
Number of accumulation units outstanding at end of period	1,425,053	1,980,577	2,181,501
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.91
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1,770,932
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.49
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	26,871

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.65	$9.52	$7.23
Value at end of period	$13.42	$11.65	$9.52
Number of accumulation units outstanding at end of period	6,237,950	2,675,497	2,137,834
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.39
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	9,537
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	24,286
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$22.13
Value at end of period	$30.06
Number of accumulation units outstanding at end of period	1,542,661
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.10
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	1,262,439
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.41	$9.01	$6.08
Value at end of period	$11.87	$10.41	$9.01
Number of accumulation units outstanding at end of period	868,501	778,230	856,121
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.46	$9.01	$6.23
Value at end of period	$13.91	$10.46	$9.01
Number of accumulation units outstanding at end of period	3,298,670	2,479,088	2,328,297
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.89	$11.87	$10.00
Value at end of period	$15.04	$13.89	$11.87
Number of accumulation units outstanding at end of period	851,235	629,067	75,922
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.38	$7.85
Value at end of period	$13.18	$13.63	$10.38
Number of accumulation units outstanding at end of period	1,821,293	1,519,167	824,986

CFI 3

CFI 4

Condensed Financial Information (continued)

	2005	2004	2003
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	81,336
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.37	$10.64	$8.22
Value at end of period	$14.07	$12.37	$10.64
Number of accumulation units outstanding at end of period	3,309,450	1,748,507	506,335
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.56	$8.52	$7.05
Value at end of period	$10.00	$9.56	$8.52
Number of accumulation units outstanding at end of period	4,471,159	3,555,247	2,887,495
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	6,471,802
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.14
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	15,847,602
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	14,592,583
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.83
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	7,125,546
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.66
Value at end of period	$15.87
Number of accumulation units outstanding at end of period	5,498,848
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.32	$10.45	$8.07
Value at end of period	$11.77	$11.32	$10.45
Number of accumulation units outstanding at end of period	1,279,162	1,504,119	1,526,538

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	12,645
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$15.26	$13.76	$10.52
Value at end of period	$16.39	$15.26	$13.76
Number of accumulation units outstanding at end of period	9,249,375	10,491,049	11,921,200
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	1,361,072
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	1,467,824
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.91
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	355,798
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.98	$22.02	$16.05
Value at end of period	$25.40	$24.98	$22.02
Number of accumulation units outstanding at end of period	3,607,091	4,806,358	5,278,479
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.26
Value at end of period	$24.62
Number of accumulation units outstanding at end of period	7,790,025
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	1,446,986
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.97

CFI 7

Number of accumulation units outstanding at end of period	403,465

CFI 8

Condensed Financial Information (continued)

	2005	2004	2003
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.70	$18.60	$15.14
Value at end of period	$21.58	$20.70	$18.60
Number of accumulation units outstanding at end of period	3,895,256	4,647,975	5,432,937
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.57	$13.12	$12.71
Value at end of period	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	5,880,636	5,917,199	5,369,915
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.13	$10.82
Number of accumulation units outstanding at end of period	8,674,427	9,413,696
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	7,692,715
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.67	$10.82	$10.00
Value at end of period	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	1,404,961	1,127,028	100,971
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.45	$11.71	$8.55
Value at end of period	$12.83	$12.45	$11.71
Number of accumulation units outstanding at end of period	3,224,773	3,905,541	4,510,818
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$20.30
Value at end of period	$21.99
Number of accumulation units outstanding at end of period	1,908,440
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$39.69	$34.52	$27.96
Value at end of period	$42.17	$39.69	$34.52

CFI 9

Number of accumulation units outstanding at end of period	7,736,987	6,834,477	6,071,997

CFI 10

Condensed Financial Information (continued)

	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$28.60	$25.24	$20.45
Value at end of period	$29.30	$28.60	$25.24
Number of accumulation units outstanding at end of period	4,330,653	4,187,985	3,283,741
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.24
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	1,439,257
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	119,772
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.21
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	333,809
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.09
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	679,106
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.23	$11.01	$8.85
Value at end of period	$13.43	$12.23	$11.01
Number of accumulation units outstanding at end of period	2,467,075	1,394,309	758,774
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.81	$22.94	$18.19
Value at end of period	$28.01	$25.81	$22.94
Number of accumulation units outstanding at end of period	4,720,301	5,219,472	5,707,684
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$51.76	$38.11	$28.06
Value at end of period	$59.61	$51.76	$38.11

CFI 11

Number of accumulation units outstanding at end of period	1,718,845	1,657,594	1,388,196

CFI 12

Condensed Financial Information (continued)

	2005	2004	2003
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.10
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	842,640
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.15	$6.63	$5.21
Value at end of period	$7.36	$7.15	$6.63
Number of accumulation units outstanding at end of period	833,236	820,622	797,575
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	2,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.76	$8.98	$10.00
Value at end of period	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.26
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	1,371,262
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.72
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	1,076,172
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.48	$11.13	$10.64
Value at end of period	$11.65	$11.48	$11.13
Number of accumulation units outstanding at end of period	3,506,748	2,682,543	1,026,869
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.52	$7.15
Value at end of period	$8.17	$7.52
Number of accumulation units outstanding at end of period	457,358	440,238
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.84	$6.31	$4.62
Value at end of period	$7.34	$6.84	$6.31
Number of accumulation units outstanding at end of period	2,164,620	2,126,799	1,851,941

CFI 13

CFI 14

Condensed Financial Information (continued)

	2005	2004	2003
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	309,726
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$21.62	$19.47	$15.06
Value at end of period	$22.56	$21.62	$19.47
Number of accumulation units outstanding at end of period	1,732,179	2,135,530	2,581,561
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.98
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	435
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.86	$8.26	$6.67
Value at end of period	$8.98	$8.86	$8.26
Number of accumulation units outstanding at end of period	939,625	1,756,560	1,824,762
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.33
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	492,243
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.23
Value at end of period	$7.47
Number of accumulation units outstanding at end of period	1,016,831
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.68	$10.15	$7.21
Value at end of period	$11.84	$11.68	$10.15
Number of accumulation units outstanding at end of period	1,551,353	2,559,414	2,307,338
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.37	$10.81
Value at end of period	$11.77	$11.37
Number of accumulation units outstanding at end of period	28,951	27,951
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during May 2004)
Value at beginning of period	$11.78	$10.62
Value at end of period	$0.00	$11.78
Number of accumulation units outstanding at end of period	0	2,215

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003
WELLS FARGO VT EQUITY VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.04
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	1,930
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.46	$10.36
Value at end of period	$10.90	$10.46
Number of accumulation units outstanding at end of period	2,063	2,064
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during May 2004)
Value at beginning of period	$11.95	$10.73
Value at end of period	$12.52	$11.95
Number of accumulation units outstanding at end of period	2,325	2,083
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.43	$10.25
Value at end of period	$10.48	$10.43
Number of accumulation units outstanding at end of period	31,618	11,806

CFI 17

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.45%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.95
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	711,517
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.72
Value at end of period	$17.38
Number of accumulation units outstanding at end of period	2,219,861
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39
Value at end of period	$14.25
Number of accumulation units outstanding at end of period	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.00	$10.03	$7.83
Value at end of period	$11.44	$11.00	$10.03
Number of accumulation units outstanding at end of period	2,766,838	3,518,649	2,445,416
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.51	$16.56	$10.06
Value at end of period	$20.55	$19.51	$16.56
Number of accumulation units outstanding at end of period	2,359,895	3,025,948	2,956,816
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.89	$10.99	$10.00
Value at end of period	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.88	$10.77	$10.00
Value at end of period	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	11,085,752	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.58	$11.62	$10.00
Value at end of period	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	4,245,594	3,292,334	641,852

CFI 18

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	613,541
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.18
Value at end of period	$18.72
Number of accumulation units outstanding at end of period	3,135,035
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	8,078,575
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	13,666
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.85	$18.41	$14.92
Value at end of period	$20.61	$20.85	$18.41
Number of accumulation units outstanding at end of period	941,748	1,272,573	1,303,905
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	2,117,858
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.48
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	44,527
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.62	$9.50	$7.22
Value at end of period	$13.39	$11.62	$9.50
Number of accumulation units outstanding at end of period	6,072,495	3,545,777	2,850,229
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	11,266

CFI 19

CFI 20

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.36
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	829
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.93
Value at end of period	$29.76
Number of accumulation units outstanding at end of period	1,634,532
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.09
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	1,697,997
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.39	$9.00	$6.07
Value at end of period	$11.83	$10.39	$9.00
Number of accumulation units outstanding at end of period	1,083,146	1,253,308	934,004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.43	$8.99	$6.22
Value at end of period	$13.86	$10.43	$8.99
Number of accumulation units outstanding at end of period	3,050,097	2,350,722	1,925,674
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.88	$11.87	$10.00
Value at end of period	$15.02	$13.88	$11.87
Number of accumulation units outstanding at end of period	521,950	659,600	77,955
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.37	$7.84
Value at end of period	$13.15	$13.63	$10.37
Number of accumulation units outstanding at end of period	1,822,537	2,268,707	1,251,726
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	87,047
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.35	$10.63	$8.22
Value at end of period	$14.04	$12.35	$10.63
Number of accumulation units outstanding at end of period	2,771,237	2,654,772	502,551

CFI 21

CFI 22

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.54	$8.50	$7.04
Value at end of period	$9.97	$9.54	$8.50
Number of accumulation units outstanding at end of period	5,050,607	5,139,893	4,499,898
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	3,909,344
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.14
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	7,179,799
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.96
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	5,777,166
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.82
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	2,883,899
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.47
Value at end of period	$15.67
Number of accumulation units outstanding at end of period	5,927,359
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.29	$10.42	$8.06
Value at end of period	$11.74	$11.29	$10.42
Number of accumulation units outstanding at end of period	1,790,946	2,121,046	2,060,651
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$15.19	$13.71	$10.48
Value at end of period	$16.31	$15.19	$13.71
Number of accumulation units outstanding at end of period	6,003,474	6,723,135	6,824,703
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	1,396,185

CFI 23

CFI 24

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	1,781,693
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.89
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	468,420
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.89	$21.95	$16.01
Value at end of period	$25.29	$24.89	$21.95
Number of accumulation units outstanding at end of period	2,854,809	3,551,098	3,776,334
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.13
Value at end of period	$24.47
Number of accumulation units outstanding at end of period	6,154,565
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	1,762,551
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.23
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	160,069
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.58	$18.50	$15.07
Value at end of period	$21.45	$20.58	$18.50
Number of accumulation units outstanding at end of period	2,346,404	2,649,538	2,836,831
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.50	$13.06	$12.65
Value at end of period	$13.63	$13.50	$13.06
Number of accumulation units outstanding at end of period	6,258,247	7,272,611	6,415,052
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.12	$10.82
Number of accumulation units outstanding at end of period	6,765,562	8,744,441

CFI 25

CFI 26

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	7,322,119
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.66	$10.81	$10.00
Value at end of period	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	1,451,243	1,431,091	192,028
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.42	$11.68	$8.54
Value at end of period	$12.79	$12.42	$11.68
Number of accumulation units outstanding at end of period	4,573,149	5,611,904	5,835,012
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$20.14
Value at end of period	$21.81
Number of accumulation units outstanding at end of period	2,442,312
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$39.32	$34.21	$27.72
Value at end of period	$41.75	$39.32	$34.21
Number of accumulation units outstanding at end of period	6,790,538	7,138,949	5,743,181
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$28.33	$25.02	$20.28
Value at end of period	$29.01	$28.33	$25.02
Number of accumulation units outstanding at end of period	4,138,394	4,592,038	3,297,900
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.22
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	1,664,554
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.17
Value at end of period	$12.00

CFI 27

Number of accumulation units outstanding at end of period	55,883

CFI 28

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	133,887
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.08
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	860,339
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.22	$11.00	$8.84
Value at end of period	$13.40	$12.22	$11.00
Number of accumulation units outstanding at end of period	1,684,842	1,290,721	885,643
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.63	$22.79	$18.08
Value at end of period	$27.80	$25.63	$22.79
Number of accumulation units outstanding at end of period	2,551,630	2,712,774	2,615,475
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$51.28	$37.77	$27.82
Value at end of period	$59.02	$51.28	$37.77
Number of accumulation units outstanding at end of period	1,530,874	1,897,527	1,439,332
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	900,390
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.14	$6.62	$5.20
Value at end of period	$7.34	$7.14	$6.62
Number of accumulation units outstanding at end of period	1,265,019	1,385,809	1,303,851
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.13

CFI 29

Value at end of period	$10.33
Number of accumulation units outstanding at end of period	1,417

CFI 30

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.74	$8.97	$10.00
Value at end of period	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	1,565,900	2,210,160	1,239,109
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.76
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	881,061
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.83
Value at end of period	$14.63
Number of accumulation units outstanding at end of period	718,707
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.46	$11.12	$10.64
Value at end of period	$11.63	$11.46	$11.12
Number of accumulation units outstanding at end of period	4,187,265	2,689,507	897,486
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.50	$7.13
Value at end of period	$8.15	$7.50
Number of accumulation units outstanding at end of period	658,676	725,386
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.82	$6.30	$4.62
Value at end of period	$7.32	$6.82	$6.30
Number of accumulation units outstanding at end of period	2,459,626	2,646,721	2,408,687
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.70
Value at end of period	$9.16
Number of accumulation units outstanding at end of period	502,323
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$21.45	$19.33	$14.96
Value at end of period	$22.38	$21.45	$19.33
Number of accumulation units outstanding at end of period	1,362,894	1,625,886	1,900,374
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.84	$8.25	$6.66
Value at end of period	$8.95	$8.84	$8.25
Number of accumulation units outstanding at end of period	2,472,451	3,671,891	3,673,934

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.31
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	603,121
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.22
Value at end of period	$7.46
Number of accumulation units outstanding at end of period	766,103
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.66	$10.14	$7.21
Value at end of period	$11.82	$11.66	$10.14
Number of accumulation units outstanding at end of period	1,777,421	2,889,878	3,015,456

CFI 32

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.55%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.92
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	160,751
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.70
Value at end of period	$17.34
Number of accumulation units outstanding at end of period	870,781
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.96	$10.01	$7.82
Value at end of period	$11.39	$10.96	$10.01
Number of accumulation units outstanding at end of period	855,634	629,373	591,447
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.34	$16.43	$9.99
Value at end of period	$20.35	$19.34	$16.43
Number of accumulation units outstanding at end of period	2,963,804	3,525,160	4,192,754
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.87	$10.98	$10.00
Value at end of period	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	3,854,889	1,210,125	397,600
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.86	$10.77	$10.00
Value at end of period	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	4,655,665	1,165,893	388,436
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.56	$11.61	$10.00
Value at end of period	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	1,989,030	520,072	137,440

CFI 34

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	352,010
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.01
Value at end of period	$18.53
Number of accumulation units outstanding at end of period	2,668,389
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.86
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	2,164,626
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	1,991
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.67	$18.27	$14.82
Value at end of period	$20.41	$20.67	$18.27
Number of accumulation units outstanding at end of period	1,378,373	1,591,354	1,905,659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	431,426
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.48
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	18,300
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.57	$9.47	$7.21
Value at end of period	$13.32	$11.57	$9.47
Number of accumulation units outstanding at end of period	2,687,106	580,268	492,657
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	2,293

CFI 35

CFI 36

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	3,063
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.61
Value at end of period	$29.30
Number of accumulation units outstanding at end of period	930,199
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.06
Value at end of period	$7.09
Number of accumulation units outstanding at end of period	307,359
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.34	$8.97	$6.06
Value at end of period	$11.77	$10.34	$8.97
Number of accumulation units outstanding at end of period	310,078	197,494	240,606
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.36	$8.93	$6.19
Value at end of period	$13.75	$10.36	$8.93
Number of accumulation units outstanding at end of period	1,806,293	1,216,614	1,347,745
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.86	$11.87	$10.00
Value at end of period	$14.99	$13.86	$11.87
Number of accumulation units outstanding at end of period	207,419	79,950	11,753
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.36	$7.84
Value at end of period	$13.11	$13.63	$10.36
Number of accumulation units outstanding at end of period	472,909	233,264	99,605
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	55,059
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.32	$10.61	$8.22
Value at end of period	$13.99	$12.32	$10.61
Number of accumulation units outstanding at end of period	991,309	175,207	108,890

CFI 37

CFI 38

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.50	$8.48	$7.03
Value at end of period	$9.92	$9.50	$8.48
Number of accumulation units outstanding at end of period	1,709,206	699,820	754,836
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.25
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	5,408,751
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	7,771,106
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	6,745,383
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.82
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	2,363,549
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.29
Value at end of period	$15.47
Number of accumulation units outstanding at end of period	3,236,339
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.24	$10.38	$8.04
Value at end of period	$11.67	$11.24	$10.38
Number of accumulation units outstanding at end of period	418,082	477,225	565,048
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$15.06	$13.60	$10.41
Value at end of period	$16.15	$15.06	$13.60
Number of accumulation units outstanding at end of period	5,390,136	6,191,793	7,363,429
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	229,089

CFI 39

CFI 40

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.89
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	331,262
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.86
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	114,574
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.63	$21.75	$15.88
Value at end of period	$25.00	$24.63	$21.75
Number of accumulation units outstanding at end of period	2,382,629	2,883,722	3,416,000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.88
Value at end of period	$24.19
Number of accumulation units outstanding at end of period	4,628,389
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	704,604
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	130,405
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.37	$18.33	$14.95
Value at end of period	$21.20	$20.37	$18.33
Number of accumulation units outstanding at end of period	3,170,903	3,703,212	4,358,136
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.36	$12.94	$12.55
Value at end of period	$13.48	$13.36	$12.94
Number of accumulation units outstanding at end of period	2,293,825	1,773,851	1,936,849
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.81	$10.00
Value at end of period	$11.10	$10.81
Number of accumulation units outstanding at end of period	3,361,552	3,547,230

CFI 41

CFI 42

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	2,022,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.65	$10.81	$10.00
Value at end of period	$12.75	$11.65	$10.81
Number of accumulation units outstanding at end of period	349,758	43,426	16,860
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.35	$11.64	$8.51
Value at end of period	$12.71	$12.35	$11.64
Number of accumulation units outstanding at end of period	1,052,820	1,364,781	1,646,965
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.92
Value at end of period	$21.56
Number of accumulation units outstanding at end of period	1,894,005
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$38.74	$33.75	$27.37
Value at end of period	$41.10	$38.74	$33.75
Number of accumulation units outstanding at end of period	4,202,039	3,381,218	3,717,807
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$27.91	$24.68	$20.03
Value at end of period	$28.56	$27.91	$24.68
Number of accumulation units outstanding at end of period	2,000,178	1,981,687	2,135,369
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.18
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	352,515
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.20
Value at end of period	$11.17

CFI 43

Number of accumulation units outstanding at end of period	56,006

CFI 44

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.96
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	199,397
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	279,057
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.18	$10.98	$8.84
Value at end of period	$13.35	$12.18	$10.98
Number of accumulation units outstanding at end of period	790,792	244,553	189,266
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.38	$22.59	$17.94
Value at end of period	$27.50	$25.38	$22.59
Number of accumulation units outstanding at end of period	4,924,061	5,419,465	6,186,431
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$50.53	$37.25	$27.47
Value at end of period	$58.10	$50.53	$37.25
Number of accumulation units outstanding at end of period	829,769	653,475	740,624
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	167,480
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.10	$6.59	$5.19
Value at end of period	$7.30	$7.10	$6.59
Number of accumulation units outstanding at end of period	174,370	108,249	116,479
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.34

CFI 45

Value at end of period	$10.32
Number of accumulation units outstanding at end of period	237

CFI 46

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.71	$8.94	$10.00
Value at end of period	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	506,320	199,344	65,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	617,687
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.71
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	430,599
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.43	$11.10	$10.63
Value at end of period	$11.58	$11.43	$11.10
Number of accumulation units outstanding at end of period	1,037,954	433,079	314,718
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.47	$7.11
Value at end of period	$8.11	$7.47
Number of accumulation units outstanding at end of period	74,612	72,972
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.80	$6.28	$4.61
Value at end of period	$7.28	$6.80	$6.28
Number of accumulation units outstanding at end of period	434,882	208,033	269,277
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	27,221
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$21.21	$19.13	$14.82
Value at end of period	$22.10	$21.21	$19.13
Number of accumulation units outstanding at end of period	1,746,425	2,091,665	2,572,697
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.81	$8.22	$6.65
Value at end of period	$8.91	$8.81	$8.22
Number of accumulation units outstanding at end of period	372,891	394,140	354,864

CFI 47

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.28
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	126,063
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.21
Value at end of period	$7.45
Number of accumulation units outstanding at end of period	351,390
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.62	$10.11	$7.19
Value at end of period	$11.76	$11.62	$10.11
Number of accumulation units outstanding at end of period	298,518	338,300	424,034

CFI 48

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.65%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.89
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	507,068
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.67
Value at end of period	$17.29
Number of accumulation units outstanding at end of period	2,694,431
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.92	$9.98	$7.80
Value at end of period	$11.34	$10.92	$9.98
Number of accumulation units outstanding at end of period	2,083,613	1,820,927	947,458
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.17	$16.31	$9.92
Value at end of period	$20.15	$19.17	$16.31
Number of accumulation units outstanding at end of period	1,035,548	1,007,648	845,094
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.86	$10.98	$10.00
Value at end of period	$12.28	$11.86	$10.98
Number of accumulation units outstanding at end of period	8,805,371	5,275,914	536,261
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.85	$10.76	$10.00
Value at end of period	$13.47	$11.85	$10.76
Number of accumulation units outstanding at end of period	12,968,062	7,574,705	1,003,541
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	4,950,832	2,513,020	241,840

CFI 49

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.97
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	966,411
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.84
Value at end of period	$18.34
Number of accumulation units outstanding at end of period	1,455,754
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	4,508,542
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	43,804
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.43	$18.08	$14.68
Value at end of period	$20.15	$20.43	$18.08
Number of accumulation units outstanding at end of period	377,982	394,924	364,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.89
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	1,302,047
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.47
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	92,164
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.52	$9.44	$7.19
Value at end of period	$13.25	$11.52	$9.44
Number of accumulation units outstanding at end of period	3,308,905	2,007,253	1,236,349
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.51

CFI 51

Number of accumulation units outstanding at end of period	19,414

CFI 52

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,593
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.23
Value at end of period	$28.76
Number of accumulation units outstanding at end of period	1,133,308
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.04
Value at end of period	$7.05
Number of accumulation units outstanding at end of period	1,030,731
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.30	$8.94	$6.04
Value at end of period	$11.71	$10.30	$8.94
Number of accumulation units outstanding at end of period	473,569	395,916	344,837
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.28	$8.88	$6.16
Value at end of period	$13.64	$10.28	$8.88
Number of accumulation units outstanding at end of period	1,968,335	1,024,922	472,273
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.85	$11.86	$10.00
Value at end of period	$14.95	$13.85	$11.86
Number of accumulation units outstanding at end of period	741,906	566,780	56,919
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.34	$7.83
Value at end of period	$13.06	$13.63	$10.34
Number of accumulation units outstanding at end of period	1,518,628	1,021,256	506,711
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	349,843
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.29	$10.59	$8.21
Value at end of period	$13.94	$12.29	$10.59

CFI 53

Number of accumulation units outstanding at end of period	3,692,516	1,879,994	296,301

CFI 54

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.46	$8.45	$7.01
Value at end of period	$9.86	$9.46	$8.45
Number of accumulation units outstanding at end of period	4,293,067	2,715,141	2,048,406
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.24
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	6,449,925
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	16,262,154
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	13,849,451
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.81
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	4,609,138
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.97
Value at end of period	$15.14
Number of accumulation units outstanding at end of period	2,157,975
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.18	$10.34	$8.01
Value at end of period	$11.60	$11.18	$10.34
Number of accumulation units outstanding at end of period	1,060,605	1,173,059	1,081,824
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	7,438
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.93	$13.49	$10.34
Value at end of period	$15.99	$14.93	$13.49
Number of accumulation units outstanding at end of period	2,979,009	2,512,016	1,979,404

CFI 55

CFI 56

Condensed Financial Information (continued)

	2005	2004	2003
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	888,379
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	1,015,999
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.83
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	260,047
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.37	$21.54	$15.74
Value at end of period	$24.72	$24.37	$21.54
Number of accumulation units outstanding at end of period	1,075,858	1,290,210	1,153,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.63
Value at end of period	$23.92
Number of accumulation units outstanding at end of period	3,365,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	1,195,134
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	344,200
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.16	$18.16	$14.82
Value at end of period	$20.96	$20.16	$18.16
Number of accumulation units outstanding at end of period	858,685	887,678	933,001
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.22	$12.82	$12.44

CFI 57

Value at end of period	$13.32	$13.22	$12.82
Number of accumulation units outstanding at end of period	4,194,516	3,434,155	2,698,621

CFI 58

Condensed Financial Information (continued)

	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,678,798	4,403,121
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,591,837
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.63	$10.81	$10.00
Value at end of period	$12.72	$11.63	$10.81
Number of accumulation units outstanding at end of period	1,579,345	1,121,331	94,036
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.29	$11.59	$8.49
Value at end of period	$12.64	$12.29	$11.59
Number of accumulation units outstanding at end of period	2,187,034	2,410,480	2,190,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.65
Value at end of period	$21.24
Number of accumulation units outstanding at end of period	1,493,366
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$38.07	$33.19	$26.95
Value at end of period	$40.34	$38.07	$33.19
Number of accumulation units outstanding at end of period	4,439,198	3,119,934	1,938,760
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$27.43	$24.27	$19.72
Value at end of period	$28.03	$27.43	$24.27
Number of accumulation units outstanding at end of period	2,827,868	2,602,040	1,543,749
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.14

CFI 59

Value at end of period	$9.58
Number of accumulation units outstanding at end of period	972,804

CFI 60

Condensed Financial Information (continued)

	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.15
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	45,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,620,818
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.02
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	475,714
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.15	$10.97	$8.83
Value at end of period	$13.30	$12.15	$10.97
Number of accumulation units outstanding at end of period	2,119,939	1,143,284	441,247
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.05	$22.32	$17.75
Value at end of period	$27.12	$25.05	$22.32
Number of accumulation units outstanding at end of period	1,524,990	1,423,862	1,070,653
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$49.64	$36.64	$27.05
Value at end of period	$57.02	$49.64	$36.64
Number of accumulation units outstanding at end of period	935,631	672,058	395,687
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.08
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	515,129
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.07	$6.57	$5.17

CFI 61

Value at end of period	$7.26	$7.07	$6.57
Number of accumulation units outstanding at end of period	643,892	521,142	424,273

CFI 62

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	361
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.67	$8.92	$10.00
Value at end of period	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	1,717,454	1,211,622	392,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	1,374,933
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.33
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,104,254
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.40	$11.08	$10.63
Value at end of period	$11.54	$11.40	$11.08
Number of accumulation units outstanding at end of period	3,017,046	1,881,640	337,031
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.45	$7.09
Value at end of period	$8.07	$7.45
Number of accumulation units outstanding at end of period	307,954	316,589
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.77	$6.26	$4.60
Value at end of period	$7.25	$6.77	$6.26
Number of accumulation units outstanding at end of period	1,407,649	1,295,970	951,109
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	175,994
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.91	$18.88	$14.64
Value at end of period	$21.76	$20.91	$18.88

CFI 63

Number of accumulation units outstanding at end of period	348,785	411,913	463,551

CFI 64

Condensed Financial Information (continued)

	2005	2004	2003
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.74
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	503
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.78	$8.20	$6.64
Value at end of period	$8.87	$8.78	$8.20
Number of accumulation units outstanding at end of period	276,280	391,752	212,538
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.24
Value at end of period	$9.83
Number of accumulation units outstanding at end of period	204,701
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.20
Value at end of period	$7.43
Number of accumulation units outstanding at end of period	692,648
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.58	$10.08	$7.18
Value at end of period	$11.71	$11.58	$10.08
Number of accumulation units outstanding at end of period	773,522	702,471	550,359
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.34	$10.75
Value at end of period	$11.71	$11.34
Number of accumulation units outstanding at end of period	159,975	66,510
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.75	$11.29
Value at end of period	$12.17	$11.75
Number of accumulation units outstanding at end of period	19,076	16,526
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.75	$10.80
Value at end of period	$11.92	$11.75
Number of accumulation units outstanding at end of period	19,222	10,233
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.42	$10.44
Value at end of period	$10.84	$10.42
Number of accumulation units outstanding at end of period	95,851	65,130

CFI 65

CFI 66

Condensed Financial Information (continued)

	2005	2004	2003
WELLS FARGO VT MONEY MARKET FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.88
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	7,303
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.91	$11.30
Value at end of period	$12.45	$11.91
Number of accumulation units outstanding at end of period	25,685	14,649
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.40	$10.25
Value at end of period	$10.43	$10.40
Number of accumulation units outstanding at end of period	47,106	18,206

CFI 67

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.70%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.87
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	211,145
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.65
Value at end of period	$17.27
Number of accumulation units outstanding at end of period	917,288
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.90	$9.97	$7.80
Value at end of period	$11.31	$10.90	$9.97
Number of accumulation units outstanding at end of period	1,094,676	1,224,611	881,408
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.08	$16.24	$9.89
Value at end of period	$20.05	$19.08	$16.24
Number of accumulation units outstanding at end of period	4,273,090	5,372,096	5,800,164
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.85	$10.98	$10.00
Value at end of period	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.84	$10.76	$10.00
Value at end of period	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	4,743,152	4,110,117	964,596
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,083,393	1,408,463	252,100

CFI 68

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	288,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.75
Value at end of period	$18.25
Number of accumulation units outstanding at end of period	3,039,075
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.78
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	4,231,051
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	15,529
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.32	$17.99	$14.61
Value at end of period	$20.04	$20.32	$17.99
Number of accumulation units outstanding at end of period	1,480,581	1,766,998	1,958,387
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.89
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	907,938
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.46
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	16,383
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.50	$9.42	$7.18
Value at end of period	$13.21	$11.50	$9.42
Number of accumulation units outstanding at end of period	3,959,235	1,782,971	1,406,797
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.50

CFI 69

Number of accumulation units outstanding at end of period	316

CFI 70

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,996
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.06
Value at end of period	$28.51
Number of accumulation units outstanding at end of period	1,146,344
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.02
Value at end of period	$7.04
Number of accumulation units outstanding at end of period	603,792
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.27	$8.92	$6.04
Value at end of period	$11.68	$10.27	$8.92
Number of accumulation units outstanding at end of period	543,127	574,081	553,068
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.25	$8.85	$6.14
Value at end of period	$13.58	$10.25	$8.85
Number of accumulation units outstanding at end of period	1,660,184	1,481,109	1,492,155
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.84	$11.86	$10.00
Value at end of period	$14.93	$13.84	$11.86
Number of accumulation units outstanding at end of period	257,961	346,462	32,414
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.33	$7.83
Value at end of period	$13.03	$13.63	$10.33
Number of accumulation units outstanding at end of period	650,083	750,693	498,967
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	76,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.27	$10.59	$8.21
Value at end of period	$13.91	$12.27	$10.59

CFI 71

Number of accumulation units outstanding at end of period	1,241,319	830,172	189,658

CFI 72

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.44	$8.43	$7.00
Value at end of period	$9.84	$9.44	$8.00
Number of accumulation units outstanding at end of period	2,229,211	2,237,159	2,181,919
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.24
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	1,824,695
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	3,030,220
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	4,393,723
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	2,189,097
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.90
Value at end of period	$15.06
Number of accumulation units outstanding at end of period	4,520,877
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.15	$10.32	$8.00
Value at end of period	$11.56	$11.15	$10.32
Number of accumulation units outstanding at end of period	986,532	1,321,267	1,438,354
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.86	$13.44	$10.30
Value at end of period	$15.91	$14.86	$13.44
Number of accumulation units outstanding at end of period	7,745,612	8,870,600	10,340,319
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.39

CFI 73

Number of accumulation units outstanding at end of period	605,153

CFI 74

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.85
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	899,507
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.81
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	243,893
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.25	$21.44	$15.68
Value at end of period	$24.58	$24.25	$21.44
Number of accumulation units outstanding at end of period	3,081,216	3,792,125	4,377,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.51
Value at end of period	$23.78
Number of accumulation units outstanding at end of period	6,887,224
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	813,290
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	85,666
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.05	$18.07	$14.76
Value at end of period	$20.84	$20.05	$18.07
Number of accumulation units outstanding at end of period	3,897,168	4,488,628	5,236,618
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.15	$12.76	$12.39
Value at end of period	$13.25	$13.15	$12.76
Number of accumulation units outstanding at end of period	4,083,395	4,363,496	4,594,825
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.07	$10.80

CFI 75

Number of accumulation units outstanding at end of period	5,745,875	6,965,131

CFI 76

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,043,893
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.62	$10.80	$10.00
Value at end of period	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	583,028	593,956	96,653
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.26	$11.57	$8.47
Value at end of period	$12.60	$12.26	$11.57
Number of accumulation units outstanding at end of period	2,670,339	3,445,695	3,873,359
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.53
Value at end of period	$21.10
Number of accumulation units outstanding at end of period	1,260,151
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$37.76	$32.94	$26.76
Value at end of period	$39.99	$37.76	$32.94
Number of accumulation units outstanding at end of period	5,150,061	5,525,149	5,299,315
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$27.21	$24.09	$19.58
Value at end of period	$27.79	$27.21	$24.09
Number of accumulation units outstanding at end of period	3,337,338	3,691,299	3,460,523
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.12
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	1,060,994
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.30

CFI 77

Value at end of period	$11.16
Number of accumulation units outstanding at end of period	24,442

CFI 78

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	114,900
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	76,209
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.01
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	392,708
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.13	$10.96	$8.83
Value at end of period	$13.28	$12.13	$10.96
Number of accumulation units outstanding at end of period	758,831	601,307	396,477
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.91	$22.21	$17.67
Value at end of period	$26.95	$24.91	$22.21
Number of accumulation units outstanding at end of period	5,222,281	5,937,187	6,539,928
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$49.24	$36.36	$26.86
Value at end of period	$56.54	$49.24	$36.36
Number of accumulation units outstanding at end of period	952,425	1,054,396	1,057,432
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	425,405
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.05	$6.56	$5.16
Value at end of period	$7.24	$7.05	$6.56
Number of accumulation units outstanding at end of period	415,854	456,265	450,252
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.66	$8.91	$10.00

CFI 79

Value at end of period	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	417,442	515,077	295,431

CFI 80

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.24
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	418,820
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.70
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	332,296
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.38	$11.07	$10.62
Value at end of period	$11.52	$11.38	$11.07
Number of accumulation units outstanding at end of period	2,434,132	1,363,685	587,973
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.43	$7.08
Value at end of period	$8.05	$7.43
Number of accumulation units outstanding at end of period	219,579	252,836
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.76	$6.25	$4.60
Value at end of period	$7.23	$6.76	$6.25
Number of accumulation units outstanding at end of period	681,239	833,896	948,468
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	180,768
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.77	$18.77	$14.56
Value at end of period	$21.61	$20.77	$18.77
Number of accumulation units outstanding at end of period	2,180,115	2,584,522	3,080,079
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.76	$8.19	$6.63
Value at end of period	$8.85	$8.76	$8.19
Number of accumulation units outstanding at end of period	413,814	734,907	548,338
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.23
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	242,495

CFI 81

CFI 82

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.20
Value at end of period	$7.42
Number of accumulation units outstanding at end of period	438,175
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.55	$10.07	$7.17
Value at end of period	$11.68	$11.55	$10.07
Number of accumulation units outstanding at end of period	574,595	936,282	1,076,231

CFI 83

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.75%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.86
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	203,281
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.64
Value at end of period	$17.24
Number of accumulation units outstanding at end of period	467,852
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.88	$9.96	$7.79
Value at end of period	$11.29	$10.88	$9.96
Number of accumulation units outstanding at end of period	739,319	1,163,703	987,940
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.00	$16.18	$9.86
Value at end of period	$19.95	$19.00	$16.18
Number of accumulation units outstanding at end of period	742,574	841,675	888,765
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.84	$10.98	$10.00
Value at end of period	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	1,473,385	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.83	$10.76	$10.00
Value at end of period	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,942,130	2,291,803	726,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.53	$11.60	$10.00
Value at end of period	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	925,189	865,696	208,539

CFI 84

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	96,126
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.67
Value at end of period	$18.15
Number of accumulation units outstanding at end of period	872,883
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.75
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	3,310,336
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.22	$17.92	$14.56
Value at end of period	$19.93	$20.22	$17.92
Number of accumulation units outstanding at end of period	295,146	380,049	406,394
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.88
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	518,299
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.46
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	13,402
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.47	$9.41	$7.17
Value at end of period	$13.18	$11.47	$9.41
Number of accumulation units outstanding at end of period	1,638,208	1,114,410	1,170,476
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.11
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	828
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.89
Value at end of period	$28.27

CFI 85

Number of accumulation units outstanding at end of period	385,687

CFI 86

Condensed Financial Information (continued)

	2005	2004	2003
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.01
Value at end of period	$7.02
Number of accumulation units outstanding at end of period	321,068
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.25	$8.91	$6.03
Value at end of period	$11.65	$10.25	$8.91
Number of accumulation units outstanding at end of period	238,032	293,821	356,949
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.21	$8.83	$6.13
Value at end of period	$13.53	$10.21	$8.83
Number of accumulation units outstanding at end of period	569,209	414,950	410,102
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.83	$11.86	$10.00
Value at end of period	$14.92	$13.83	$11.86
Number of accumulation units outstanding at end of period	87,927	95,182	172,289
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.32	$7.83
Value at end of period	$13.01	$13.63	$10.32
Number of accumulation units outstanding at end of period	304,044	434,570	299,555
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.31
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	15,291
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.25	$10.58	$8.21
Value at end of period	$13.89	$12.25	$10.58
Number of accumulation units outstanding at end of period	338,367	330,064	172,289
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.42	$8.42
Value at end of period	$9.81	$9.42
Number of accumulation units outstanding at end of period	1,740,223	2,049,535
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.24
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	574,539

Condensed Financial Information (continued)

	2005	2004	2003
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	943,198
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	631,305
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	574,659
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.73
Value at end of period	$14.88
Number of accumulation units outstanding at end of period	616,216
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.12	$10.30	$7.99
Value at end of period	$11.53	$11.12	$10.30
Number of accumulation units outstanding at end of period	449,681	625,795	676,868
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.79	$13.39	$10.27
Value at end of period	$15.83	$14.79	$13.39
Number of accumulation units outstanding at end of period	1,378,150	1,545,306	1,718,678
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	339,789
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.83
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	650,446
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.80
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	109,151

Condensed Financial Information (continued)

	2005	2004	2003
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.12	$21.34	$15.61
Value at end of period	$24.44	$24.12	$21.34
Number of accumulation units outstanding at end of period	760,640	940,156	1,057,927
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.39
Value at end of period	$23.65
Number of accumulation units outstanding at end of period	2,268,000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	299,953
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.08
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	14,539
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.95	$17.99	$14.70
Value at end of period	$20.73	$19.95	$17.99
Number of accumulation units outstanding at end of period	728,710	900,648	978,846
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.08	$12.70	$12.34
Value at end of period	$13.17	$13.08	$12.70
Number of accumulation units outstanding at end of period	1,574,541	2,353,927	2,257,025
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,906,679	2,556,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.48
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,230,020

Condensed Financial Information (continued)

	2005	2004	2003
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.61	$10.80	$10.00
Value at end of period	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	129,082	179,814	51,221
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.23	$11.54	$8.46
Value at end of period	$12.56	$12.23	$11.54
Number of accumulation units outstanding at end of period	1,418,419	1,702,549	1,812,621
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.41
Value at end of period	$20.96
Number of accumulation units outstanding at end of period	682,575
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$37.46	$32.69	$26.57
Value at end of period	$39.65	$37.46	$32.69
Number of accumulation units outstanding at end of period	1,977,649	2,090,601	2,065,649
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$26.99	$23.91	$19.44
Value at end of period	$27.56	$26.99	$23.91
Number of accumulation units outstanding at end of period	1,177,282	1,402,760	1,278,747
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.11
Value at end of period	$9.53
Number of accumulation units outstanding at end of period	517,171
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.77
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	30,728
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	578,971

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	56,894
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	269,678
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.12	$10.95	$8.83
Value at end of period	$13.25	$12.12	$10.95
Number of accumulation units outstanding at end of period	339,825	354,307	242,169
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.77	$22.09	$17.58
Value at end of period	$26.79	$24.77	$22.09
Number of accumulation units outstanding at end of period	747,521	841,483	842,519
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$48.85	$36.09	$26.67
Value at end of period	$56.05	$48.85	$36.09
Number of accumulation units outstanding at end of period	364,509	463,695	398,419
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	234,726
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.04	$6.54	$5.16
Value at end of period	$7.22	$7.04	$6.54
Number of accumulation units outstanding at end of period	417,381	544,652	571,723
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.64	$8.90	$10.00
Value at end of period	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	299,598	548,608	275,705
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.24
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	138,848

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.69
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	147,078
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.37	$11.06	$10.62
Value at end of period	$11.50	$11.37	$11.06
Number of accumulation units outstanding at end of period	453,906	447,751	277,417
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.42	$7.07
Value at end of period	$8.03	$7.42
Number of accumulation units outstanding at end of period	176,312	183,674
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.75	$6.25	$4.59
Value at end of period	$7.22	$6.75	$6.25
Number of accumulation units outstanding at end of period	678,759	812,724	952,613
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	101,382
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.64	$18.66	$14.48
Value at end of period	$21.46	$20.64	$18.66
Number of accumulation units outstanding at end of period	405,711	494,461	619,669
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.74	$8.18	$6.63
Value at end of period	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	304,922	518,311	467,546
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.21
Value at end of period	$9.78
Number of accumulation units outstanding at end of period	186,919
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.19
Value at end of period	$7.41
Number of accumulation units outstanding at end of period	193,952

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.53	$10.05	$7.17
Value at end of period	$11.65	$11.53	$10.05
Number of accumulation units outstanding at end of period	344,930	317,954	426,723

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.80%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.84
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	352,163
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.63
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.86
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,488,441
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$18.91
Value at end of period	$19.85
Number of accumulation units outstanding at end of period	1,600,667
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.83
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	3,869,182
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.82
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	5,322,761
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.52
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	2,431,609

Condensed Financial Information (continued)

2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	428,655
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.58
Value at end of period	$18.06
Number of accumulation units outstanding at end of period	2,107,561
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.72
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,800,169
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	19,330
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$20.12
Value at end of period	$19.82
Number of accumulation units outstanding at end of period	760,223
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.88
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,100,939
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.46
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	24,325
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.45
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	3,735,442
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	23,613

Condensed Financial Information (continued)

2005
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	793
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.72
Value at end of period	$28.03
Number of accumulation units outstanding at end of period	958,681
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.00
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	980,093
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.23
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	599,753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.18
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	1,662,498
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.82
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	275,629
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.63
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	1,019,675
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	297,901
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.24
Value at end of period	$13.86
Number of accumulation units outstanding at end of period	1,478,096

Condensed Financial Information (continued)

2005
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.40
Value at end of period	$9.79
Number of accumulation units outstanding at end of period	3,832,627
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.23
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	3,819,492
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	5,774,561
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	5,570,119
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	2,731,105
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.62
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	3,755,357
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.10
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,082,721
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.03
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	11,698
ING MARSICO GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.73
Value at end of period	$15.75
Number of accumulation units outstanding at end of period	4,449,482

Condensed Financial Information (continued)

2005
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	901,211
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.82
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	1,075,154
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	312,414
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$24.00
Value at end of period	$24.30
Number of accumulation units outstanding at end of period	1,862,675
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.27
Value at end of period	$23.51
Number of accumulation units outstanding at end of period	4,475,568
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	997,079
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	134,955
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2003)
Value at beginning of period	$19.85
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	1,625,837
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.02
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	4,451,341

Condensed Financial Information (continued)

2005
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.79
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	4,992,196
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,271,699
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.61
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	554,505
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.20
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	3,073,205
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.29
Value at end of period	$20.82
Number of accumulation units outstanding at end of period	1,545,865
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$37.15
Value at end of period	$39.31
Number of accumulation units outstanding at end of period	5,593,875
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$26.77
Value at end of period	$27.32
Number of accumulation units outstanding at end of period	2,579,967
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.09
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	1,054,274

Condensed Financial Information (continued)

2005
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.21
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	19,477
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.08
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	552,480
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.10
Value at end of period	$13.23
Number of accumulation units outstanding at end of period	1,194,633
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$24.63
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	1,917,353
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$48.45
Value at end of period	$55.57
Number of accumulation units outstanding at end of period	1,005,107
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	484,010
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.02
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	883,388

Condensed Financial Information (continued)

2005
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.62
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	1,190,341
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.60
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.66
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	2,290,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.41
Value at end of period	$8.01
Number of accumulation units outstanding at end of period	307,230
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$6.73
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	1,411,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.60
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	259,485
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during November 2003)
Value at beginning of period	$20.51
Value at end of period	$21.32
Number of accumulation units outstanding at end of period	1,109,749
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.88
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	302

Condensed Financial Information (continued)

2005
PROFUND VP BULL
(Fund first available during November 2003)
Value at beginning of period	$8.73
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	743,586
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.19
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	237,235
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.18
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	425,290
PROFUND VP SMALL CAP
(Fund first available during November 2003)
Value at beginning of period	$11.51
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	639,751

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.85%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.82
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	422,849
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.61
Value at end of period	$17.20
Number of accumulation units outstanding at end of period	1,875,440
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	778,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.84	$9.93	$7.78
Value at end of period	$11.24	$10.84	$9.93
Number of accumulation units outstanding at end of period	2,040,316	2,147,646	1,139,372
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.83	$16.05	$9.79
Value at end of period	$19.75	$18.83	$16.05
Number of accumulation units outstanding at end of period	865,640	978,118	719,928
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.82	$10.97	$10.00
Value at end of period	$12.22	$11.82	$10.97
Number of accumulation units outstanding at end of period	7,151,073	6,845,978	563,173
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.81	$10.76	$10.00
Value at end of period	$13.41	$11.81	$10.76
Number of accumulation units outstanding at end of period	10,461,932	9,623,914	911,850
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.51	$11.60	$10.00
Value at end of period	$16.03	$13.51	$11.60
Number of accumulation units outstanding at end of period	3,093,402	2,651,973	255,174

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.90
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	177,512
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.50
Value at end of period	$17.97
Number of accumulation units outstanding at end of period	1,187,036
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.69
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	3,153,201
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	10,669
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.02	$17.75	$14.44
Value at end of period	$19.71	$20.02	$17.75
Number of accumulation units outstanding at end of period	254,351	287,426	242,601
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.88
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	1,373,293
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.45
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	38,432
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.42	$9.38	$7.16
Value at end of period	$13.11	$11.42	$9.38
Number of accumulation units outstanding at end of period	2,416,092	1,529,322	1,113,986
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	1,403

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	731
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.55
Value at end of period	$27.79
Number of accumulation units outstanding at end of period	683,979
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.98
Value at end of period	$6.99
Number of accumulation units outstanding at end of period	812,533
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.21	$8.88	$6.01
Value at end of period	$11.58	$10.21	$8.88
Number of accumulation units outstanding at end of period	413,114	487,446	384,529
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.14	$8.77	$6.10
Value at end of period	$13.42	$10.14	$8.77
Number of accumulation units outstanding at end of period	1,078,138	746,275	380,832
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.81	$11.86	$10.00
Value at end of period	$14.88	$13.81	$11.86
Number of accumulation units outstanding at end of period	648,084	599,495	58,638
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.30	$7.82
Value at end of period	$12.96	$13.63	$10.30
Number of accumulation units outstanding at end of period	785,793	784,755	376,174
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	47,897
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.22	$10.56	$8.20
Value at end of period	$13.84	$12.22	$10.56
Number of accumulation units outstanding at end of period	1,683,878	1,434,654	122,689

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.38	$8.39	$6.98
Value at end of period	$9.76	$9.38	$8.39
Number of accumulation units outstanding at end of period	2,222,016	1,838,796	1,292,405
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.23
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	3,457,106
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	8,988,474
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.93
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	6,829,733
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	2,419,071
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.54
Value at end of period	$14.67
Number of accumulation units outstanding at end of period	813,852
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.07	$10.26	$7.96
Value at end of period	$11.46	$11.07	$10.26
Number of accumulation units outstanding at end of period	475,388	555,559	45,349
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.66	$13.28	$10.20
Value at end of period	$15.67	$14.66	$13.28
Number of accumulation units outstanding at end of period	1,674,635	1,913,665	1,329,455
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	628,482

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	1,163,084
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.76
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	281,653
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.87	$21.14	$15.48
Value at end of period	$24.16	$23.87	$21.14
Number of accumulation units outstanding at end of period	866,778	1,021,481	821,081
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.15
Value at end of period	$23.38
Number of accumulation units outstanding at end of period	2,156,039
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	873,349
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	56,426
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.74	$17.82	$14.58
Value at end of period	$20.49	$19.74	$17.82
Number of accumulation units outstanding at end of period	536,169	591,685	600,566
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.95	$12.58	$12.24
Value at end of period	$13.02	$12.95	$12.58
Number of accumulation units outstanding at end of period	1,973,149	2,114,845	1,759,464
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.05	$10.79
Number of accumulation units outstanding at end of period	2,873,390	3,220,096

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	5,017,559
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.60	$10.80	$10.00
Value at end of period	$12.66	$11.60	$10.80
Number of accumulation units outstanding at end of period	1,363,628	1,402,387	95,578
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.17	$11.50	$8.44
Value at end of period	$12.49	$12.17	$11.50
Number of accumulation units outstanding at end of period	1,281,384	1,463,875	1,254,827
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.17
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	903,228
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$36.86	$32.20	$26.20
Value at end of period	$38.98	$36.86	$32.20
Number of accumulation units outstanding at end of period	3,031,655	3,088,703	1,921,555
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$26.55	$23.55	$19.17
Value at end of period	$27.09	$26.55	$23.55
Number of accumulation units outstanding at end of period	1,864,736	2,005,506	1,089,874
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.07
Value at end of period	$9.48
Number of accumulation units outstanding at end of period	687,287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.97
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	20,569

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	3,505,743
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	94,700
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.97
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	287,327
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.08	$10.93	$8.82
Value at end of period	$13.20	$12.08	$10.93
Number of accumulation units outstanding at end of period	879,134	825,112	360,519
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.49	$21.86	$17.42
Value at end of period	$26.46	$24.49	$21.86
Number of accumulation units outstanding at end of period	827,055	860,950	619,369
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$48.06	$35.55	$26.29
Value at end of period	$55.10	$48.06	$35.55
Number of accumulation units outstanding at end of period	749,065	816,745	462,356
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	601,346
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.00	$6.52	$5.14
Value at end of period	$7.18	$7.00	$6.52
Number of accumulation units outstanding at end of period	673,066	707,362	619,543
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.41
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	2,625
Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.61	$8.88	$10.00
Value at end of period	$9.92	$9.61	$8.88
Number of accumulation units outstanding at end of period	1,140,505	1,130,196	454,342
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	679,265
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.31
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	509,167
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.34	$11.04	$10.61
Value at end of period	$11.46	$11.34	$11.04
Number of accumulation units outstanding at end of period	1,965,087	1,993,255	650,222
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.39	$7.05
Value at end of period	$7.99	$7.39
Number of accumulation units outstanding at end of period	413,074	629,731
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.72	$6.23	$4.59
Value at end of period	$7.18	$6.72	$6.23
Number of accumulation units outstanding at end of period	1,408,556	1,597,805	1,204,050
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.25
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	166,537
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.38	$18.44	$14.33
Value at end of period	$21.17	$20.38	$18.44
Number of accumulation units outstanding at end of period	258,839	290,716	296,297
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.71	$8.16	$6.62
Value at end of period	$8.79	$8.71	$8.16
Number of accumulation units outstanding at end of period	503,432	730,973	525,852

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.17
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	242,501
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.18
Value at end of period	$7.39
Number of accumulation units outstanding at end of period	581,869
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.49	$10.03	$7.16
Value at end of period	$11.59	$11.49	$10.03
Number of accumulation units outstanding at end of period	718,992	820,564	697,737
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during September 2004)
Value at beginning of period	$11.31	$10.55
Value at end of period	$11.65	$11.31
Number of accumulation units outstanding at end of period	1,172	861
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during April 2004)
Value at beginning of period	$11.72	$11.22
Value at end of period	$12.12	$11.72
Number of accumulation units outstanding at end of period	8,473	8,465
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.40	$10.37
Value at end of period	$10.79	$10.40
Number of accumulation units outstanding at end of period	10,409	10,547
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during June 2004)
Value at beginning of period	$11.88	$11.51
Value at end of period	$12.39	$11.88
Number of accumulation units outstanding at end of period	1,852	1,866
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.38	$10.37
Value at end of period	$10.38	$10.38
Number of accumulation units outstanding at end of period	275	106

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.79
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	110,857
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.58
Value at end of period	$17.15
Number of accumulation units outstanding at end of period	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.80
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	547,233
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$18.66
Value at end of period	$19.56
Number of accumulation units outstanding at end of period	189,424
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.81
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	4,607,966
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.80
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	5,632,392
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.49
Value at end of period	$16.00
Number of accumulation units outstanding at end of period	1,757,275

Condensed Financial Information (continued)

2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	315,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.33
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	162,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.64
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	251,244
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	958
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$19.82
Value at end of period	$19.49
Number of accumulation units outstanding at end of period	72,500
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.87
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.02
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	9,371
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.37
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	535,373
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	17,392

Condensed Financial Information (continued)

2005
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	5,428
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.22
Value at end of period	$27.31
Number of accumulation units outstanding at end of period	246,689
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.96
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	107,032
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.16
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	109,413
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.07
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	569,679
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.79
Value at end of period	$14.85
Number of accumulation units outstanding at end of period	416,050
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.63
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	362,665
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.19
Value at end of period	$13.78
Number of accumulation units outstanding at end of period	692,426

Condensed Financial Information (continued)

2005
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.34
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	992,392
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	4,285,721
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.10
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	9,279,401
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	7,449,654
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,218,998
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.31
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	465,550
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.01
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	32,982
ING MARSICO GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.53
Value at end of period	$15.52
Number of accumulation units outstanding at end of period	388,372
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	202,215

Condensed Financial Information (continued)

2005
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	201,000
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.73
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	74,087
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$23.63
Value at end of period	$23.88
Number of accumulation units outstanding at end of period	126,437
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.91
Value at end of period	$23.11
Number of accumulation units outstanding at end of period	593,459
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	371,810
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	130,621
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2003)
Value at beginning of period	$19.54
Value at end of period	$20.26
Number of accumulation units outstanding at end of period	80,941
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.82
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	766,115
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	773,925

Condensed Financial Information (continued)

2005
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,259,567
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.58
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	340,322
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.11
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	146,623
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$18.93
Value at end of period	$20.40
Number of accumulation units outstanding at end of period	131,684
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$36.26
Value at end of period	$38.31
Number of accumulation units outstanding at end of period	1,075,768
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$26.13
Value at end of period	$26.62
Number of accumulation units outstanding at end of period	407,663
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.03
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	131,333
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.13
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	25,931

Condensed Financial Information (continued)

2005
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.03
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	245,919
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.94
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	67,658
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.05
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	443,052
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$24.21
Value at end of period	$26.13
Number of accumulation units outstanding at end of period	188,468
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$47.29
Value at end of period	$54.16
Number of accumulation units outstanding at end of period	303,357
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	123,785
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$6.97
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	119,498
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.57
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	747,104

Condensed Financial Information (continued)

2005
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.54
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.59
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	487,498
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.31
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	464,500
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$7.36
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	45,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$6.70
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	160,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.55
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	54,685
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during November 2003)
Value at beginning of period	$20.11
Value at end of period	$20.88
Number of accumulation units outstanding at end of period	17,818
PROFUND VP BULL
(Fund first available during November 2003)
Value at beginning of period	$8.68
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	45,665
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.14
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	97,624

Condensed Financial Information (continued)

2005
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.17
Value at end of period	$7.38
Number of accumulation units outstanding at end of period	137,057
PROFUND VP SMALL CAP
(Fund first available during November 2003)
Value at beginning of period	$11.45
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	103,117
WELLS FARGO VT ASSET ALLOCATION FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.77
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	282
WELLS FARGO VT EQUITY VALUE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.89
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	2,288
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.39
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	12,422
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.36
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	2,001

CFI 87

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

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ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

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ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P.Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

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ING Legg Mason Partners All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.

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ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

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ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.

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ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

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ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.

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ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.

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Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation

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You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution (“MRD”) is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:   7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

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Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500

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9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:   7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$419.98
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$471.00	$871.44

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.70
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,019
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$632.98	$871.44

Example 3

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Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423

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Contract Annuity Factor	4.71	4.71
Monthly Income	$1,016.85	$943.99
MGIB Rollup	n/a	$196,715

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MGIB Ratchet	n/a	$200,423
MGIB Annuity Factor	n/a	4.43
MGIB Income	n/a	$887.87

Income	$1,016.85	$943.99

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX H

ING LifePay Partial Withdrawal Amount Examples

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The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal.

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Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed theMaximum Annual Withdrawal , $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700).

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If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

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Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

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Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

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Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

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Assume the Maximum Annual Withdrawal is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

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Illustration 4: The Reset Option is utilized.

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Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

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One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

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One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

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Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

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APPENDIX J

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Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

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Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix K, MGWB Excess Withdrawal Amount Examples.

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

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On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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WF Opportunities -138986	J3

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

Minimum Guaranteed Withdrawal Benefit rider1:

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

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

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

[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[2]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

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WF Opportunities -138986	J4

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APPENDIX K

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MGWB Excess Withdrawal Amount Examples

(Applicable to Contracts Issued in States Where ING LifePay is Not Available)

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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WF Opportunities -138986	K1

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Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

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Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

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WF Opportunities -138986	K2

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The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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WF Opportunities -138986	K3

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

WF Opportunities -138986	04/28/06

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Statement of Additional Information

ING GoldenSelect ESII, ING GoldenSelect Generations,

ING GoldenSelect Opportunities and Wells Fargo ING Opportunities

Deferred Combination Variable and Fixed Annuity Contracts

Issued by

SEPARATE ACCOUNT B

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2006

Item	Page

Introduction	1
Description of ING USA Annuity and Life Insurance Company	1
Separate Account B of ING USA Annuity and Life Insurance Company	1
Safekeeping of Assets	1
Independent Registered Public Accounting Firm	1
Distribution of Contracts	1
Performance Information	2
Other Information	3
Financial Statements of Separate Account B	4
Financial Statements of ING USA Annuity and Life Insurance Company.............	4

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's financial statements appear in the Statement of Additional Information.

As of December 31, 2005, ING USA had approximately $2,949.0 million in stockholder's equity and approximately $59.4 billion in total assets, including approximately $30.3 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account B.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2005, 2004 and 2003 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $378,135,000, $374,955,000, and $270,633,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $42,969,000, $36,570,000 and $27,898,000, for the years ended 2005, 2004, and 2003, respectively.

1

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092

5. Contract Value in account for valuation date following purchase

(3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the

2

period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

3

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of ING USA Annuity and Life Insurance Company

Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Balance Sheets as of December 31, 2005 and 2004

Statements of Changes in Shareholder's Equity for the years ended

December 31, 2005, 2004 and 2003

Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

Notes to Financial Statements

4

FINANCIAL STATEMENTS
Separate Account B of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

Separate Account B of
ING USA Annuity and Life Insurance Company
Financial Statements
Year ended December 31, 2005

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting Separate Account B of ING USA Annuity and Life Insurance Company as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series II Shares
AIM V.I. Core Equity Fund - Series II Shares
AIM V.I. Demographic Trends Fund - Series II Shares
AIM V.I. Financial Services Fund - Series I Shares
AIM V.I. Growth Fund - Series II Shares
AIM V.I. Health Sciences Fund - Series I Shares
AIM V.I. Leisure Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series II Shares
AIM V.I. Utilities Fund - Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B
AllianceBernstein VPSF Large Cap Growth Class B
AllianceBernstein VPSF Value Class B
Columbia Large Cap Growth Fund VS Class A:
Columbia Large Cap Growth Fund VS Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Greenwich Street Series Fund:
Appreciation Portfolio
ING GET Fund:
ING GET Fund - Series N
ING GET Fund - Series P
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class
ING AIM Mid Cap Growth Portfolio - Service 2 Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
ING American Funds Growth Portfolio

ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Class S
ING Evergreen Health Sciences Portfolio - Service 2 Class
ING Evergreen Omega Portfolio - Class A
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING FMRSM Earnings Growth Portfolio - Service Class
ING FMRSM Earnings Growth Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Goldman Sachs TollkeeperSM Portfolio - Service Class
ING Goldman Sachs TollkeeperSM Portfolio - Service2 Class
ING International Portfolio - Service Class
ING International Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
ING LifeStyle Growth Portfolio - Service 1 Class
ING LifeStyle Moderate Growth Portfolio - Service 1 Class
ING LifeStyle Moderate Portfolio - Service 1 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING MarketPro Portfolio - Class S
ING MarketPro Portfolio - Class S2
ING MarketStyle Growth Portfolio - Class S
ING MarketStyle Moderate Growth Portfolio - Class S
ING MarketStyle Moderate Portfolio - Class S
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service 2 Class
ING Mercury Large Cap Value Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service 2 Class
ING MFS Mid Cap Growth Portfolio - Service Class
ING MFS Mid Cap Growth Portfolio - Service 2 Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Salomon Brothers All Cap Portfolio - Service Class
ING Salomon Brothers All Cap Portfolio - Service 2 Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan Fleming International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class
ING MFS Capital Opportunities Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Income Portfolio - Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S

ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP LargeCap Growth Portfolio - Class S
ING VP MagnaCap Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares
Janus Aspen Series Flexible Income Portfolio - Service Shares
Janus Aspen Series Growth Portfolio - Service Shares
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA - Service Class
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
Oppenheimer Strategic Bond Fund/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class
PIMCO StocksPLUS® Growth and Income Admin Class
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II
Pioneer Fund VCT Portfolio - Class II
Pioneer Mid Cap Value VCT Portfolio - Class II
Pioneer Small Company VCT Portfolio - Class II

ProFunds VP:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares
Putnam VT Growth and Income Fund - Class IB Shares
Putnam VT International Growth and Income Fund - Class IB Shares
Steinroe Variable Investment Trust:
Liberty Asset Allocation Fund Var. Series Class A
Liberty Equity Fund Var. Series Class A
Liberty Federal Securities Fund Var. Series Class A
Liberty Small Company Growth Fund Var. Series Class A
Travelers Series Fund, Inc.:
Smith Barney High Income
Smith Barney International All Cap Growth
Smith Barney Large Cap Value SB
Smith Barney Money Market SB
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Leisure Fund - Series I Shares	Columbia Large Cap Growth Fund VS Class A	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2

Assets
Investments in mutual funds at fair value	$53,922	$515	$267,947	$276,594	$205,998

Total assets	53,922	515	267,947	276,594	205,998

Liabilities
Payable to related parties	11	—	39	49	42

Total liabilities	11	—	39	49	42

Net assets	$53,911	$515	$267,908	$276,545	$205,956

Net assets
Accumulation units	$53,911	$515	$267,908	$276,545	$205,956
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$53,911	$515	$267,908	$276,545	$205,956

Total number of mutual fund shares	4,546,528	20,827	8,730,771	10,989,034	6,187,997

Cost of mutual fund shares	$50,079	$494	$240,438	$244,067	$186,273

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Small Cap Value Securities Fund - Class 2	Appreciation Portfolio	ING GET Fund - Series N	ING GET Fund - Series P

Assets
Investments in mutual funds at fair value	$450	$2,400	$473	$14,456	$66,555

Total assets	450	2,400	473	14,456	66,555

Liabilities
Payable to related parties	—	—	—	2	7

Total liabilities	—	—	—	2	7

Net assets	$450	$2,400	$473	$14,454	$66,548

Net assets
Accumulation units	$450	$2,400	$473	$14,454	$66,548
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$450	$2,400	$473	$14,454	$66,548

Total number of mutual fund shares	22,027	142,944	19,510	1,458,684	6,777,486

Cost of mutual fund shares	$385	$2,174	$421	$14,667	$67,991

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series Q	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U

Assets
Investments in mutual funds at fair value	$80,749	$83,443	$96,744	$104,430	$117,842

Total assets	80,749	83,443	96,744	104,430	117,842

Liabilities
Payable to related parties	22	24	20	13	35

Total liabilities	22	24	20	13	35

Net assets	$80,727	$83,419	$96,724	$104,417	$117,807

Net assets
Accumulation units	$80,727	$83,419	$96,724	$104,417	$117,807
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$80,727	$83,419	$96,724	$104,417	$117,807

Total number of mutual fund shares	7,979,132	8,180,703	9,588,154	10,432,585	12,061,611

Cost of mutual fund shares	$80,066	$82,111	$96,133	$104,616	$120,474

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series V	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	ING American Funds Growth Portfolio	ING American Funds Growth - Income Portfolio

Assets
Investments in mutual funds at fair value	$177,938	$466,036	$17,344	$1,517,044	$1,031,425

Total assets	177,938	466,036	17,344	1,517,044	1,031,425

Liabilities
Payable to related parties	52	115	3	271	178

Total liabilities	52	115	3	271	178

Net assets	$177,886	$465,921	$17,341	$1,516,773	$1,031,247

Net assets
Accumulation units	$177,886	$465,921	$17,341	$1,516,773	$1,031,247
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$177,886	$465,921	$17,341	$1,516,773	$1,031,247

Total number of mutual fund shares	18,009,928	24,489,564	915,719	25,795,679	26,638,050

Cost of mutual fund shares	$180,124	$306,818	$14,310	$1,253,278	$933,204

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$683,603	$455,484	$9,139	$595,922	$10,965

Total assets	683,603	455,484	9,139	595,922	10,965

Liabilities
Payable to related parties	113	113	1	121	2

Total liabilities	113	113	1	121	2

Net assets	$683,490	$455,371	$9,138	$595,801	$10,963

Net assets
Accumulation units	$683,490	$455,249	$9,138	$595,801	$10,963
Contracts in payout (annuitization)	—	122	—	—	—

Total net assets	$683,490	$455,371	$9,138	$595,801	$10,963

Total number of mutual fund shares	35,530,310	39,097,359	787,135	48,846,044	900,228

Cost of mutual fund shares	$543,608	$348,325	$8,390	$459,733	$8,957

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Class A	ING Evergreen Omega Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$184,270	$3,066	$160,633	$961	$7,995

Total assets	184,270	3,066	160,633	961	7,995

Liabilities
Payable to related parties	43	—	33	—	1

Total liabilities	43	—	33	—	1

Net assets	$184,227	$3,066	$160,600	$961	$7,994

Net assets
Accumulation units	$184,188	$3,066	$160,600	$961	$7,994
Contracts in payout (annuitization)	39	—	—	—	—

Total net assets	$184,227	$3,066	$160,600	$961	$7,994

Total number of mutual fund shares	10,208,849	170,435	15,026,490	87,928	729,437

Cost of mutual fund shares	$150,077	$2,801	$155,446	$901	$7,666

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING FMRSM Earnings Growth Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Service 2 Class	ING Global Resources Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$569,967	$28,374	$9,243	$16	$373,992

Total assets	569,967	28,374	9,243	16	373,992

Liabilities
Payable to related parties	130	5	1	—	72

Total liabilities	130	5	1	—	72

Net assets	$569,837	$28,369	$9,242	$16	$373,920

Net assets
Accumulation units	$569,496	$28,369	$9,242	$16	$373,673
Contracts in payout (annuitization)	341	—	—	—	247

Total net assets	$569,837	$28,369	$9,242	$16	$373,920

Total number of mutual fund shares	43,081,371	2,151,188	872,822	1,469	18,377,984

Cost of mutual fund shares	$493,170	$25,173	$9,064	$15	$294,320

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Service 2 Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class	ING International Portfolio - Service Class	ING International Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$22,551	$73,119	$5,749	$160,744	$10,092

Total assets	22,551	73,119	5,749	160,744	10,092

Liabilities
Payable to related parties	4	15	1	38	2

Total liabilities	4	15	1	38	2

Net assets	$22,547	$73,104	$5,748	$160,706	$10,090

Net assets
Accumulation units	$22,547	$73,104	$5,748	$160,706	$10,090
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$22,547	$73,104	$5,748	$160,706	$10,090

Total number of mutual fund shares	1,112,002	10,127,269	799,549	15,367,478	968,542

Cost of mutual fund shares	$17,378	$68,343	$5,381	$133,473	$8,439

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Janus Contrarian Portfolio - Service Class	ING Janus Contrarian Portfolio - Service 2 Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$81,480	$3,756	$19,782	$305,387	$177,518

Total assets	81,480	3,756	19,782	305,387	177,518

Liabilities
Payable to related parties	18	1	4	61	32

Total liabilities	18	1	4	61	32

Net assets	$81,462	$3,755	$19,778	$305,326	$177,486

Net assets
Accumulation units	$81,462	$3,755	$19,778	$304,976	$177,486
Contracts in payout (annuitization)	—	—	—	350	—

Total net assets	$81,462	$3,755	$19,778	$305,326	$177,486

Total number of mutual fund shares	6,405,694	296,689	1,356,813	20,817,081	14,190,120

Cost of mutual fund shares	$63,300	$3,107	$14,586	$223,880	$165,682

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Service 2 Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service 2 Class	ING Julius Baer Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$45,417	$40,819	$864	$356,608	$39,188

Total assets	45,417	40,819	864	356,608	39,188

Liabilities
Payable to related parties	8	6	—	65	6

Total liabilities	8	6	—	65	6

Net assets	$45,409	$40,813	$864	$356,543	$39,182

Net assets
Accumulation units	$45,409	$40,813	$864	$356,543	$39,182
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$45,409	$40,813	$864	$356,543	$39,182

Total number of mutual fund shares	3,650,923	3,800,689	80,553	27,305,369	3,005,219

Cost of mutual fund shares	$41,144	$39,905	$845	$319,272	$35,027

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Service Class	ING Legg Mason Value - Service 2 Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Assets
Investments in mutual funds at fair value	$399,211	$27,155	$672,545	$1,373,874	$1,239,850

Total assets	399,211	27,155	672,545	1,373,874	1,239,850

Liabilities
Payable to related parties	77	4	149	67	221

Total liabilities	77	4	149	67	221

Net assets	$399,134	$27,151	$672,396	$1,373,807	$1,239,629

Net assets
Accumulation units	$399,134	$27,151	$672,396	$1,373,807	$1,239,629
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$399,134	$27,151	$672,396	$1,373,807	$1,239,629

Total number of mutual fund shares	37,625,900	2,566,596	55,036,391	115,064,813	107,068,207

Cost of mutual fund shares	$328,100	$23,857	$604,089	$1,252,325	$1,153,364

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class	ING Liquid Assets Portfolio - Service 2 Class	ING Lord Abbett Affiliated Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$515,815	$269,706	$582,492	$11,309	$126,115

Total assets	515,815	269,706	582,492	11,309	126,115

Liabilities
Payable to related parties	83	62	133	2	25

Total liabilities	83	62	133	2	25

Net assets	$515,732	$269,644	$582,359	$11,307	$126,090

Net assets
Accumulation units	$515,732	$269,352	$582,281	$11,307	$126,090
Contracts in payout (annuitization)	—	292	78	—	—

Total net assets	$515,732	$269,644	$582,359	$11,307	$126,090

Total number of mutual fund shares	45,366,357	25,159,149	582,491,956	11,309,105	10,544,696

Cost of mutual fund shares	$486,650	$288,653	$582,492	$11,309	$102,641

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING MarketPro Portfolio - Class S	ING MarketPro Portfolio - Class S2	ING MarketStyle Growth Portfolio - Class S	ING MarketStyle Moderate Growth Portfolio - Class S

Assets
Investments in mutual funds at fair value	$2,804	$2,308	$66	$2,652	$3,206

Total assets	2,804	2,308	66	2,652	3,206

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,804	$2,308	$66	$2,652	$3,206

Net assets
Accumulation units	$2,804	$2,308	$66	$2,652	$3,206
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$2,804	$2,308	$66	$2,652	$3,206

Total number of mutual fund shares	234,806	224,515	6,467	259,285	313,668

Cost of mutual fund shares	$2,472	$2,279	$67	$2,640	$3,156

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MarketStyle Moderate Portfolio - Class S	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$906	$818,647	$22,549	$123,962	$151,942

Total assets	906	818,647	22,549	123,962	151,942

Liabilities
Payable to related parties	—	233	3	24	31

Total liabilities	—	233	3	24	31

Net assets	$906	$818,414	$22,546	$123,938	$151,911

Net assets
Accumulation units	$906	$818,414	$22,546	$123,938	$151,911
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$906	$818,414	$22,546	$123,938	$151,911

Total number of mutual fund shares	89,765	51,813,120	1,433,487	10,029,253	13,143,740

Cost of mutual fund shares	$903	$549,454	$18,791	$113,403	$141,813

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Value Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service 2 Class	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service 2 Class	ING MFS Total Return Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$42,132	$3,133	$553,000	$19,175	$1,266,605

Total assets	42,132	3,133	553,000	19,175	1,266,605

Liabilities
Payable to related parties	8	1	160	3	273

Total liabilities	8	1	160	3	273

Net assets	$42,124	$3,132	$552,840	$19,172	$1,266,332

Net assets
Accumulation units	$42,124	$3,132	$552,553	$19,172	$1,266,332
Contracts in payout (annuitization)	—	—	287	—	—

Total net assets	$42,124	$3,132	$552,840	$19,172	$1,266,332

Total number of mutual fund shares	3,422,554	255,583	46,160,256	1,607,252	69,479,172

Cost of mutual fund shares	$38,246	$2,914	$381,556	$16,634	$1,151,401

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service 2 Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING Oppenheimer Main Street Portfolio® - Service 2 Class	ING PIMCO Core Bond Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$48,433	$151,115	$447,522	$4,351	$619,642

Total assets	48,433	151,115	447,522	4,351	619,642

Liabilities
Payable to related parties	8	30	121	1	116

Total liabilities	8	30	121	1	116

Net assets	$48,425	$151,085	$447,401	$4,350	$619,526

Net assets
Accumulation units	$48,425	$151,085	$447,401	$4,350	$619,526
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$48,425	$151,085	$447,401	$4,350	$619,526

Total number of mutual fund shares	2,672,907	13,492,367	25,660,681	250,372	57,856,420

Cost of mutual fund shares	$46,396	$152,695	$338,363	$3,783	$618,492

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING PIMCO Core Bond Portfolio - Service 2 Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$35,745	$624,560	$82,268	$593,111	$370,815

Total assets	35,745	624,560	82,268	593,111	370,815

Liabilities
Payable to related parties	6	313	15	115	82

Total liabilities	6	313	15	115	82

Net assets	$35,739	$624,247	$82,253	$592,996	$370,733

Net assets
Accumulation units	$35,739	$624,247	$82,253	$592,996	$370,733
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$35,739	$624,247	$82,253	$592,996	$370,733

Total number of mutual fund shares	3,346,927	61,171,381	7,451,830	53,919,152	27,880,801

Cost of mutual fund shares	$36,209	$618,081	$79,989	$575,935	$299,357

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Salomon Brothers All Cap Portfolio - Service 2 Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$21,053	$2,239,939	$91,527	$940,309	$31,284

Total assets	21,053	2,239,939	91,527	940,309	31,284

Liabilities
Payable to related parties	4	452	15	193	5

Total liabilities	4	452	15	193	5

Net assets	$21,049	$2,239,487	$91,512	$940,116	$31,279

Net assets
Accumulation units	$21,049	$2,235,427	$91,512	$937,506	$31,279
Contracts in payout (annuitization)	—	4,060	—	2,610	—

Total net assets	$21,049	$2,239,487	$91,512	$940,116	$31,279

Total number of mutual fund shares	1,588,939	89,134,065	3,656,684	68,237,239	2,280,163

Cost of mutual fund shares	$18,706	$1,752,346	$81,486	$797,598	$28,498

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Templeton Global Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service 2 Class	ING UBS U.S. Allocation Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service 2 Class	ING Van Kampen Equity Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$373,644	$6,469	$115,836	$4,709	$60,900

Total assets	373,644	6,469	115,836	4,709	60,900

Liabilities
Payable to related parties	74	1	23	1	13

Total liabilities	74	1	23	1	13

Net assets	$373,570	$6,468	$115,813	$4,708	$60,887

Net assets
Accumulation units	$372,983	$6,468	$115,813	$4,708	$60,887
Contracts in payout (annuitization)	587	—	—	—	—

Total net assets	$373,570	$6,468	$115,813	$4,708	$60,887

Total number of mutual fund shares	27,453,606	477,747	11,560,448	471,860	5,152,281

Cost of mutual fund shares	$274,107	$5,480	$100,850	$4,267	$51,180

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Service 2 Class	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service 2 Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$12,817	$213,749	$66,249	$791,840	$70,395

Total assets	12,817	213,749	66,249	791,840	70,395

Liabilities
Payable to related parties	2	39	12	185	12

Total liabilities	2	39	12	185	12

Net assets	$12,815	$213,710	$66,237	$791,655	$70,383

Net assets
Accumulation units	$12,815	$213,710	$66,237	$791,083	$70,383
Contracts in payout (annuitization)	—	—	—	572	—

Total net assets	$12,815	$213,710	$66,237	$791,655	$70,383

Total number of mutual fund shares	1,087,128	15,399,813	4,790,272	29,251,561	2,611,087

Cost of mutual fund shares	$10,387	$185,256	$55,537	$667,372	$58,612

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service 2 Class	ING VP Index Plus International Equity Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class

Assets
Investments in mutual funds at fair value	$684,145	$28,995	$240	$277,767	$4,008

Total assets	684,145	28,995	240	277,767	4,008

Liabilities
Payable to related parties	150	5	—	77	1

Total liabilities	150	5	—	77	1

Net assets	$683,995	$28,990	$240	$277,690	$4,007

Net assets
Accumulation units	$683,369	$28,990	$240	$276,714	$4,007
Contracts in payout (annuitization)	626	—	—	976	—

Total net assets	$683,995	$28,990	$240	$277,690	$4,007

Total number of mutual fund shares	22,083,431	938,037	22,166	17,908,875	259,427

Cost of mutual fund shares	$462,323	$22,394	$240	$190,529	$3,400

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$71	$681	$534	$59	$483

Total assets	71	681	534	59	483

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$71	$681	$534	$59	$483

Net assets
Accumulation units	$71	$681	$534	$59	$483
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$71	$681	$534	$59	$483

Total number of mutual fund shares	7,253	47,937	56,545	6,295	41,171

Cost of mutual fund shares	$72	$656	$489	$57	$475

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$66,030	$2,221	$772	$12	$93,093

Total assets	66,030	2,221	772	12	93,093

Liabilities
Payable to related parties	3	—	—	—	16

Total liabilities	3	—	—	—	16

Net assets	$66,027	$2,221	$772	$12	$93,077

Net assets
Accumulation units	$66,027	$2,221	$772	$12	$93,077
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$66,027	$2,221	$772	$12	$93,077

Total number of mutual fund shares	4,111,485	118,820	84,851	1,069	6,978,497

Cost of mutual fund shares	$64,788	$2,139	$751	$12	$84,568

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$24,635	$3,384	$277	$995	$18,309

Total assets	24,635	3,384	277	995	18,309

Liabilities
Payable to related parties	3	1	—	—	2

Total liabilities	3	1	—	—	2

Net assets	$24,632	$3,383	$277	$995	$18,307

Net assets
Accumulation units	$24,632	$3,383	$277	$995	$18,307
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$24,632	$3,383	$277	$995	$18,307

Total number of mutual fund shares	1,762,125	123,489	10,181	72,452	1,292,114

Cost of mutual fund shares	$23,386	$2,962	$236	$925	$15,689

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$32,619	$3,093	$2,776	$154,648	$363

Total assets	32,619	3,093	2,776	154,648	363

Liabilities
Payable to related parties	4	—	—	32	—

Total liabilities	4	—	—	32	—

Net assets	$32,615	$3,093	$2,776	$154,616	$363

Net assets
Accumulation units	$32,615	$3,093	$2,776	$154,616	$363
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$32,615	$3,093	$2,776	$154,616	$363

Total number of mutual fund shares	2,346,676	309,599	255,351	3,508,354	33,668

Cost of mutual fund shares	$31,561	$3,108	$2,767	$133,359	$352

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$47	$19	$5	$729	$3,308

Total assets	47	19	5	729	3,308

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$47	$19	$5	$729	$3,308

Net assets
Accumulation units	$47	$19	$5	$729	$3,308
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$47	$19	$5	$729	$3,308

Total number of mutual fund shares	4,295	1,736	426	85,315	63,417

Cost of mutual fund shares	$46	$18	$5	$648	$2,852

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class S

Assets
Investments in mutual funds at fair value	$7,228	$168,949	$4,154	$34,100	$362

Total assets	7,228	168,949	4,154	34,100	362

Liabilities
Payable to related parties	—	26	3	2	—

Total liabilities	—	26	3	2	—

Net assets	$7,228	$168,923	$4,151	$34,098	$362

Net assets
Accumulation units	$7,228	$168,923	$4,151	$34,098	$362
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$7,228	$168,923	$4,151	$34,098	$362

Total number of mutual fund shares	784,766	13,893,800	115,092	949,059	25,219

Cost of mutual fund shares	$6,959	$153,425	$3,812	$33,195	$353

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class S	ING VP Strategic Allocation Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2

Assets
Investments in mutual funds at fair value	$29	$118	$2,431	$128,247	$90,941

Total assets	29	118	2,431	128,247	90,941

Liabilities
Payable to related parties	—	—	—	27	13

Total liabilities	—	—	—	27	13

Net assets	$29	$118	$2,431	$128,220	$90,928

Net assets
Accumulation units	$29	$118	$2,431	$128,220	$90,928
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$29	$118	$2,431	$128,220	$90,928

Total number of mutual fund shares	1,856	8,908	117,482	12,710,320	9,085,045

Cost of mutual fund shares	$28	$116	$2,160	$127,163	$90,865

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Assets
Investments in mutual funds at fair value	$95,480	$60,573	$37,089	$42,251	$36,817

Total assets	95,480	60,573	37,089	42,251	36,817

Liabilities
Payable to related parties	23	16	8	7	7

Total liabilities	23	16	8	7	7

Net assets	$95,457	$60,557	$37,081	$42,244	$36,810

Net assets
Accumulation units	$95,457	$60,557	$37,081	$42,244	$36,810
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$95,457	$60,557	$37,081	$42,244	$36,810

Total number of mutual fund shares	9,557,542	5,813,149	3,512,174	4,082,205	3,598,894

Cost of mutual fund shares	$95,658	$58,226	$35,218	$40,941	$36,132

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING VP Global Equity Dividend Portfolio

Assets
Investments in mutual funds at fair value	$15,160	$16,496	$12,506	$1,482	$60,156

Total assets	15,160	16,496	12,506	1,482	60,156

Liabilities
Payable to related parties	4	3	2	—	13

Total liabilities	4	3	2	—	13

Net assets	$15,156	$16,493	$12,504	$1,482	$60,143

Net assets
Accumulation units	$15,156	$16,493	$12,504	$1,482	$60,143
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$15,156	$16,493	$12,504	$1,482	$60,143

Total number of mutual fund shares	1,481,891	1,639,714	1,248,116	147,871	7,863,469

Cost of mutual fund shares	$14,901	$16,487	$12,572	$1,480	$50,499

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class S	ING VP Growth Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S

Assets
Investments in mutual funds at fair value	$78	$285	$173,776	$177,664	$144,795

Total assets	78	285	173,776	177,664	144,795

Liabilities
Payable to related parties	—	—	28	30	24

Total liabilities	—	—	28	30	24

Net assets	$78	$285	$173,748	$177,634	$144,771

Net assets
Accumulation units	$78	$285	$173,748	$177,634	$144,771
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$78	$285	$173,748	$177,634	$144,771

Total number of mutual fund shares	18,355	27,661	11,357,927	9,587,904	8,759,504

Cost of mutual fund shares	$72	$234	$158,416	$165,228	$135,859

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP International Equity Portfolio - Class S	ING VP Small Company Portfolio - Class S	ING VP Value Opportunity Portfolio - Class S	ING VP Convertible Portfolio - Class S	ING VP Financial Services Portfolio - Class S

Assets
Investments in mutual funds at fair value	$353	$1,294	$28,543	$7,943	$75,996

Total assets	353	1,294	28,543	7,943	75,996

Liabilities
Payable to related parties	—	—	6	1	16

Total liabilities	—	—	6	1	16

Net assets	$353	$1,294	$28,537	$7,942	$75,980

Net assets
Accumulation units	$353	$1,294	$28,537	$7,942	$75,980
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$353	$1,294	$28,537	$7,942	$75,980

Total number of mutual fund shares	35,087	59,923	2,072,834	685,899	6,579,780

Cost of mutual fund shares	$303	$1,073	$28,302	$7,888	$71,733

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP International Value Portfolio - Class S	ING VP LargeCap Growth Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S

Assets
Investments in mutual funds at fair value	$2,846	$1,736	$31,266	$628	$112,456

Total assets	2,846	1,736	31,266	628	112,456

Liabilities
Payable to related parties	—	—	7	—	24

Total liabilities	—	—	7	—	24

Net assets	$2,846	$1,736	$31,259	$628	$112,432

Net assets
Accumulation units	$2,846	$1,736	$31,259	$628	$112,432
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$2,846	$1,736	$31,259	$628	$112,432

Total number of mutual fund shares	220,981	184,845	4,179,886	42,016	6,400,478

Cost of mutual fund shares	$2,640	$1,278	$26,520	$611	$87,096

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Balanced Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S	Colonial Small Cap Value Fund VS Class B	Oppenheimer Main Street Small Cap Fund®/VA - Service Class	PIMCO Real Return Portfolio - Admin Class

Assets
Investments in mutual funds at fair value	$3,170	$300,836	$348,888	$91	$352

Total assets	3,170	300,836	348,888	91	352

Liabilities
Payable to related parties	—	62	71	—	—

Total liabilities	—	62	71	—	—

Net assets	$3,170	$300,774	$348,817	$91	$352

Net assets
Accumulation units	$3,170	$300,774	$348,817	$91	$352
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$3,170	$300,774	$348,817	$91	$352

Total number of mutual fund shares	233,399	23,302,555	19,589,433	5,305	27,745

Cost of mutual fund shares	$2,987	$313,496	$305,114	$89	$357

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	PIMCO StocksPLUS® Growth and Income Admin Class	Pioneer Equity- Income VCT Portfolio - Class II	Pioneer Small Company VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30

Assets
Investments in mutual funds at fair value	$140,485	$3,429	$6,998	$74,326	$37,380

Total assets	140,485	3,429	6,998	74,326	37,380

Liabilities
Payable to related parties	36	—	1	17	8

Total liabilities	36	—	1	17	8

Net assets	$140,449	$3,429	$6,997	$74,309	$37,372

Net assets
Accumulation units	$140,449	$3,429	$6,997	$74,309	$37,372
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$140,449	$3,429	$6,997	$74,309	$37,372

Total number of mutual fund shares	13,773,026	160,466	597,596	2,629,142	1,336,911

Cost of mutual fund shares	$108,353	$3,189	$6,536	$72,855	$37,463

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	ProFund VP Small-Cap	Putnam VT International Growth and Income Fund - Class IB Shares	Liberty Asset Allocation Fund Var. Series Class A	Liberty Federal Securities Fund Var. Series Class A

Assets
Investments in mutual funds at fair value	$50,618	$116,485	$3,372	$523	$85

Total assets	50,618	116,485	3,372	523	85

Liabilities
Payable to related parties	10	25	1	—	—

Total liabilities	10	25	1	—	—

Net assets	$50,608	$116,460	$3,371	$523	$85

Net assets
Accumulation units	$50,608	$116,460	$3,371	$523	$85
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$50,608	$116,460	$3,371	$523	$85

Total number of mutual fund shares	2,644,599	3,535,211	220,698	33,992	7,963

Cost of mutual fund shares	$51,721	$118,514	$2,250	$393	$88

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Liberty Small Company Growth Fund Var. Series Class A	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB	Smith Barney Money Market SB

Assets
Investments in mutual funds at fair value	$78	$185	$144	$302	$24

Total assets	78	185	144	302	24

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$78	$185	$144	$302	$24

Net assets
Accumulation units	$78	$185	$144	$302	$24
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$78	$185	$144	$302	$24

Total number of mutual fund shares	6,857	25,992	10,093	15,961	23,839

Cost of mutual fund shares	$59	$185	$173	$296	$24

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Wells Fargo Advantage Asset Allocation Fund	Wells Fargo Advantage C&B Large Cap Value Fund	Wells Fargo Advantage Equity Income Fund	Wells Fargo Advantage Large Company Growth Fund	Wells Fargo Advantage Money Market Fund

Assets
Investments in mutual funds at fair value	$3,309	$568	$1,007	$3,109	$784

Total assets	3,309	568	1,007	3,109	784

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$3,308	$568	$1,007	$3,109	$784

Net assets
Accumulation units	$3,308	$568	$1,007	$3,109	$784
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$3,308	$568	$1,007	$3,109	$784

Total number of mutual fund shares	253,569	60,845	59,358	331,761	784,021

Cost of mutual fund shares	$3,186	$554	$927	$2,810	$784

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Growth Fund	Wells Fargo Advantage Total Return Bond Fund

Assets
Investments in mutual funds at fair value	$782	$1,392

Total assets	782	1,392

Liabilities
Payable to related parties	—	—

Total liabilities	—	—

Net assets	$782	$1,392

Net assets
Accumulation units	$782	$1,392
Contracts in payout (annuitization)	—	—

Total net assets	$782	$1,392

Total number of mutual fund shares	93,736	141,124

Cost of mutual fund shares	$672	$1,410

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series II Shares	AIM V.I. Core Equity Fund - Series II Shares	AIM V.I. Demographic Trends Fund - Series II Shares	AIM V.I. Financial Services Fund - Series I Shares	AIM V.I. Growth Fund - Series II Shares

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	1	780	588	45
Annual administrative charges	—	—	4	3	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	19	13	—
Other contract charges	—	—	199	148	2
Amortization of deferred charges	—	—	—	—	—

Total expenses	—	1	1,002	752	47

Net investment income (loss)	—	(1)	(1,002)	(752)	(47)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	11	35	8,072	3,693	628
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	11	35	8,072	3,693	628
Net unrealized appreciation (depreciation) of investments	(9)	(33)	(7,424)	(5,848)	(543)

Net realized and unrealized gain (loss) on investments	2	2	648	(2,155)	85

Net increase (decrease) in net assets resulting from operations	$2	$1	$(354)	$(2,907)	$38

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Health Sciences Fund - Series I Shares	AIM V.I. Leisure Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series II Shares	AIM V.I. Utilities Fund - Series I Shares	AllianceBernstein VPSF Growth and Income Class B

Net investment income (loss)
Income:
Dividends	$—	$612	$—	$—	$212

Total investment income	—	612	—	—	212
Expenses:
Mortality, expense risk and other charges	986	900	1	1,162	198
Annual administrative charges	5	16	—	8	1
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	18	16	—	35	7
Other contract charges	252	258	—	267	4
Amortization of deferred charges	—	—	—	—	—

Total expenses	1,261	1,190	1	1,472	210

Net investment income (loss)	(1,261)	(578)	(1)	(1,472)	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	13,984	3,577	24	27,469	2,479
Capital gains distributions	—	1,037	—	—	—

Total realized gain (loss) on investments and capital gains distributions	13,984	4,614	24	27,469	2,479
Net unrealized appreciation (depreciation) of investments	(9,760)	(5,874)	(21)	(10,452)	(2,558)

Net realized and unrealized gain (loss) on investments	4,224	(1,260)	3	17,017	(79)

Net increase (decrease) in net assets resulting from operations	$2,963	$(1,838)	$2	$15,545	$(77)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AllianceBernstein VPSF Large Cap Growth Class B	AllianceBernstein VPSF Value Class B	Columbia Large Cap Growth Fund VS Class A	Fidelity® VIP Contrafund® Portfolio - Service Class 2

Net investment income (loss)
Income:
Dividends	$—	$134	$3	$65

Total investment income	—	134	3	65
Expenses:
Mortality, expense risk and other charges	56	127	7	1,775
Annual administrative charges	—	—	1	40
Minimum death benefit guarantee charges	—	—	—	—
Contingent deferred sales charges	1	2	—	30
Other contract charges	2	4	—	191
Amortization of deferred charges	—	—	—	—

Total expenses	59	133	8	2,036

Net investment income (loss)	(59)	1	(5)	(1,971)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	993	1,896	—	1,196
Capital gains distributions	—	188	—	9

Total realized gain (loss) on investments and capital gains distributions	993	2,084	—	1,205
Net unrealized appreciation (depreciation) of investments	(719)	(1,876)	21	19,745

Net realized and unrealized gain (loss) on investments	274	208	21	20,950

Net increase (decrease) in net assets resulting from operations	$215	$209	$16	$18,979

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Small Cap Value Securities Fund - Class 2	Appreciation Portfolio

Net investment income (loss)
Income:
Dividends	$3,542	$639	$1	$10	$4

Total investment income	3,542	639	1	10	4
Expenses:
Mortality, expense risk and other charges	4,310	3,713	3	15	8
Annual administrative charges	70	65	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	91	85	—	—	—
Other contract charges	1,040	1,063	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	5,511	4,926	3	15	8

Net investment income (loss)	(1,969)	(4,287)	(2)	(5)	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5,129	8,674	5	65	28
Capital gains distributions	8,757	—	1	8	—

Total realized gain (loss) on investments and capital gains distributions	13,886	8,674	6	73	28
Net unrealized appreciation (depreciation) of investments	(2,859)	1,208	45	60	(10)

Net realized and unrealized gain (loss) on investments	11,027	9,882	51	133	18

Net increase (decrease) in net assets resulting from operations	$9,058	$5,595	$49	$128	$14

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q	ING GET Fund - Series R	ING GET Fund - Series S

Net investment income (loss)
Income:
Dividends	$616	$2,812	$3,594	$3,282	$3,062

Total investment income	616	2,812	3,594	3,282	3,062
Expenses:
Mortality, expense risk and other charges	325	1,528	1,868	2,055	2,485
Annual administrative charges	4	21	26	30	36
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	17	48	57	58	43
Other contract charges	—	(1)	1	(1)	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	346	1,596	1,952	2,142	2,564

Net investment income (loss)	270	1,216	1,642	1,140	498

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(56)	(249)	521	989	439
Capital gains distributions	—	—	—	2,438	3,482

Total realized gain (loss) on investments and capital gains distributions	(56)	(249)	521	3,427	3,921
Net unrealized appreciation (depreciation) of investments	(242)	(1,646)	(2,797)	(5,242)	(5,012)

Net realized and unrealized gain (loss) on investments	(298)	(1,895)	(2,276)	(1,815)	(1,091)

Net increase (decrease) in net assets resulting from operations	$(28)	$(679)	$(634)	$(675)	$(593)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V	ING AIM Mid Cap Growth Portfolio - Service Class	ING AIM Mid Cap Growth Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$3,305	$2,855	$3,979	$2,650	$84

Total investment income	3,305	2,855	3,979	2,650	84
Expenses:
Mortality, expense risk and other charges	2,671	2,815	4,284	3,353	113
Annual administrative charges	42	41	67	42	1
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	40	80	110	88	1
Other contract charges	2	6	4	521	40
Amortization of deferred charges	—	—	—	—	—

Total expenses	2,755	2,942	4,465	4,004	155

Net investment income (loss)	550	(87)	(486)	(1,354)	(71)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	277	44	(697)	75,706	1,534
Capital gains distributions	4,142	6,846	—	—	—

Total realized gain (loss) on investments and capital gains distributions	4,419	6,890	(697)	75,706	1,534
Net unrealized appreciation (depreciation) of investments	(5,976)	(8,102)	(1,771)	(53,410)	(757)

Net realized and unrealized gain (loss) on investments	(1,557)	(1,212)	(2,468)	22,296	777

Net increase (decrease) in net assets resulting from operations	$(1,007)	$(1,299)	$(2,954)	$20,942	$706

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$3,000

Total investment income	—	—	—	3,000
Expenses:
Mortality, expense risk and other charges	7,370	248	20,108	14,829
Annual administrative charges	172	4	341	229
Minimum death benefit guarantee charges	—	—	—	—
Contingent deferred sales charges	197	3	305	207
Other contract charges	951	88	5,464	3,696
Amortization of deferred charges	2	—	—	—

Total expenses	8,692	343	26,218	18,961

Net investment income (loss)	(8,692)	(343)	(26,218)	(15,961)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	40,539	322	1,458	497
Capital gains distributions	—	—	288	610

Total realized gain (loss) on investments and capital gains distributions	40,539	322	1,746	1,107
Net unrealized appreciation (depreciation) of investments	(16,040)	859	185,941	47,900

Net realized and unrealized gain (loss) on investments	24,499	1,181	187,687	49,007

Net increase (decrease) in net assets resulting from operations	$15,807	$838	$161,469	$33,046

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$2,467	$824	$14	$2,667	$38

Total investment income	2,467	824	14	2,667	38
Expenses:
Mortality, expense risk and other charges	8,218	7,891	145	10,433	177
Annual administrative charges	140	178	2	185	2
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	106	166	3	247	—
Other contract charges	2,029	1,215	52	2,047	63
Amortization of deferred charges	—	2	—	1	—

Total expenses	10,493	9,452	202	12,913	242

Net investment income (loss)	(8,026)	(8,628)	(188)	(10,246)	(204)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,905	29,745	218	9,136	321
Capital gains distributions	887	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,792	29,745	218	9,136	321
Net unrealized appreciation (depreciation) of investments	102,227	(38,485)	(293)	23,268	282

Net realized and unrealized gain (loss) on investments	105,019	(8,740)	(75)	32,404	603

Net increase (decrease) in net assets resulting from operations	$96,993	$(17,368)	$(263)	$22,158	$399

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Health Sciences Portfolio - Service 2 Class	ING Evergreen Omega Portfolio - Class A

Net investment income (loss)
Income:
Dividends	$2,432	$31	$7	$—	$—

Total investment income	2,432	31	7	—	—
Expenses:
Mortality, expense risk and other charges	3,266	42	1,336	57	13
Annual administrative charges	69	—	42	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	71	—	39	1	—
Other contract charges	351	14	340	20	4
Amortization of deferred charges	—	—	—	—	—

Total expenses	3,757	56	1,757	78	17

Net investment income (loss)	(1,325)	(25)	(1,750)	(78)	(17)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7,892	37	1,583	493	10
Capital gains distributions	—	—	5,064	—	—

Total realized gain (loss) on investments and capital gains distributions	7,892	37	6,647	493	10
Net unrealized appreciation (depreciation) of investments	(10,169)	(49)	3,512	(166)	42

Net realized and unrealized gain (loss) on investments	(2,277)	(12)	10,159	327	52

Net increase (decrease) in net assets resulting from operations	$(3,602)	$(37)	$8,409	$249	$35

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING FMRSM Earnings Growth Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$12	$—

Total investment income	—	—	—	12	—
Expenses:
Mortality, expense risk and other charges	83	5,200	267	44	—
Annual administrative charges	2	156	5	2	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	1	121	1	—	—
Other contract charges	22	1,098	90	2	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	108	6,575	363	48	—

Net investment income (loss)	(108)	(6,575)	(363)	(36)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	135	12,090	282	30	—
Capital gains distributions	—	21,616	1,084	23	—

Total realized gain (loss) on investments and capital gains distributions	135	33,706	1,366	53	—
Net unrealized appreciation (depreciation) of investments	176	13,301	1,144	179	—

Net realized and unrealized gain (loss) on investments	311	47,007	2,510	232	—

Net increase (decrease) in net assets resulting from operations	$203	$40,432	$2,147	$196	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Service Class	ING Global Resources Portfolio - Service 2 Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class	ING International Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$2,026	$123	$—	$—	$4,038

Total investment income	2,026	123	—	—	4,038
Expenses:
Mortality, expense risk and other charges	4,501	275	1,075	87	2,727
Annual administrative charges	100	5	21	2	59
Minimum death benefit guarantee charges	1	—	—	—	—
Contingent deferred sales charges	173	2	16	—	57
Other contract charges	946	99	304	32	346
Amortization of deferred charges	—	—	—	—	—

Total expenses	5,721	381	1,416	121	3,189

Net investment income (loss)	(3,695)	(258)	(1,416)	(121)	849

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16,258	348	4,626	77	10,573
Capital gains distributions	12,846	779	3,161	257	8,260

Total realized gain (loss) on investments and capital gains distributions	29,104	1,127	7,787	334	18,833
Net unrealized appreciation (depreciation) of investments	52,783	3,988	(7,142)	(196)	(7,286)

Net realized and unrealized gain (loss) on investments	81,887	5,115	645	138	11,547

Net increase (decrease) in net assets resulting from operations	$78,192	$4,857	$(771)	$17	$12,396

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING International Portfolio - Service 2 Class	ING Janus Contrarian Portfolio - Service Class	ING Janus Contrarian Portfolio - Service 2 Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$244	$44	$2	$11	$149

Total investment income	244	44	2	11	149
Expenses:
Mortality, expense risk and other charges	171	1,123	51	216	3,442
Annual administrative charges	2	26	1	4	85
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	2	42	—	3	68
Other contract charges	63	255	18	77	689
Amortization of deferred charges	—	—	—	—	—

Total expenses	238	1,446	70	300	4,284

Net investment income (loss)	6	(1,402)	(68)	(289)	(4,135)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	416	6,143	173	196	13,512
Capital gains distributions	502	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	918	6,143	173	196	13,512
Net unrealized appreciation (depreciation) of investments	(180)	3,792	291	3,946	53,031

Net realized and unrealized gain (loss) on investments	738	9,935	464	4,142	66,543

Net increase (decrease) in net assets resulting from operations	$744	$8,533	$396	$3,853	$62,408

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service 2 Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service 2 Class	ING Julius Baer Foreign Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$199

Total investment income	—	—	—	—	199
Expenses:
Mortality, expense risk and other charges	2,826	695	230	5	4,518
Annual administrative charges	40	11	6	—	81
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	40	5	2	—	59
Other contract charges	761	250	13	1	1,227
Amortization of deferred charges	—	—	—	—	—

Total expenses	3,667	961	251	6	5,885

Net investment income (loss)	(3,667)	(961)	(251)	(6)	(5,686)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8,300	481	(133)	3	4,925
Capital gains distributions	16,422	3,939	—	—	25,036

Total realized gain (loss) on investments and capital gains distributions	24,722	4,420	(133)	3	29,961
Net unrealized appreciation (depreciation) of investments	(18,130)	(2,580)	915	19	12,668

Net realized and unrealized gain (loss) on investments	6,592	1,840	782	22	42,629

Net increase (decrease) in net assets resulting from operations	$2,925	$879	$531	$16	$36,943

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service 2 Class	ING Legg Mason Value Portfolio - Service Class	ING Legg Mason Value - Service 2 Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net investment income (loss)
Income:
Dividends	$10	$—	$—	$349	$3,030

Total investment income	10	—	—	349	3,030
Expenses:
Mortality, expense risk and other charges	490	5,687	349	7,793	16,194
Annual administrative charges	7	105	5	177	164
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	6	100	2	107	164
Other contract charges	171	1,275	117	2,403	4,769
Amortization of deferred charges	—	—	—	—	—

Total expenses	674	7,167	473	10,480	21,291

Net investment income (loss)	(664)	(7,167)	(473)	(10,131)	(18,261)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	210	140	568	362	—
Capital gains distributions	2,716	658	39	827	2,766

Total realized gain (loss) on investments and capital gains distributions	2,926	798	607	1,189	2,766
Net unrealized appreciation (depreciation) of investments	1,776	22,857	1,101	47,272	81,446

Net realized and unrealized gain (loss) on investments	4,702	23,655	1,708	48,461	84,212

Net increase (decrease) in net assets resulting from operations	$4,038	$16,488	$1,235	$38,330	$65,951

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class	ING Liquid Assets Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$5,249	$3,072	$14,385	$18,354	$333

Total investment income	5,249	3,072	14,385	18,354	333
Expenses:
Mortality, expense risk and other charges	14,652	6,368	4,924	11,076	226
Annual administrative charges	264	103	103	645	7
Minimum death benefit guarantee charges	—	—	1	3	—
Contingent deferred sales charges	260	125	189	38,286	660
Other contract charges	3,696	1,371	408	1,312	75
Amortization of deferred charges	1	—	5	4	—

Total expenses	18,873	7,967	5,630	51,326	968

Net investment income (loss)	(13,624)	(4,895)	8,755	(32,972)	(635)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	668	3,472	(3,699)	—	—
Capital gains distributions	4,025	1,665	842	—	—

Total realized gain (loss) on investments and capital gains distributions	4,693	5,137	(2,857)	—	—
Net unrealized appreciation (depreciation) of investments	53,813	16,794	(6,689)	—	—

Net realized and unrealized gain (loss) on investments	58,506	21,931	(9,546)	—	—

Net increase (decrease) in net assets resulting from operations	$44,882	$17,036	$(791)	$(32,972)	$(635)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Lord Abbett Affiliated Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING MarketPro Portfolio - Class S	ING MarketPro Portfolio - Class S2	ING MarketStyle Growth Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$1,594	$30	$—	$—	$—

Total investment income	1,594	30	—	—	—
Expenses:
Mortality, expense risk and other charges	2,243	41	5	—	4
Annual administrative charges	38	1	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	51	—	—	—	—
Other contract charges	422	11	—	—	1
Amortization of deferred charges	—	—	—	—	—

Total expenses	2,754	53	5	—	5

Net investment income (loss)	(1,160)	(23)	(5)	—	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,031	38	—	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,031	38	—	—	—
Net unrealized appreciation (depreciation) of investments	3,941	76	29	(1)	12

Net realized and unrealized gain (loss) on investments	4,972	114	29	(1)	12

Net increase (decrease) in net assets resulting from operations	$3,812	$91	$24	$(1)	$7

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MarketStyle Moderate Growth Portfolio - Class S	ING MarketStyle Moderate Portfolio - Class S	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$139

Total investment income	—	—	—	—	139
Expenses:
Mortality, expense risk and other charges	10	2	13,085	321	565
Annual administrative charges	—	—	387	4	28
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	373	1	9
Other contract charges	—	—	1,723	110	145
Amortization of deferred charges	—	—	2	—	—

Total expenses	10	2	15,570	436	747

Net investment income (loss)	(10)	(2)	(15,570)	(436)	(608)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	34,371	384	727
Capital gains distributions	—	—	—	—	1,565

Total realized gain (loss) on investments and capital gains distributions	—	—	34,371	384	2,292
Net unrealized appreciation (depreciation) of investments	49	3	33,167	1,341	10,559

Net realized and unrealized gain (loss) on investments	49	3	67,538	1,725	12,851

Net increase (decrease) in net assets resulting from operations	$39	$1	$51,968	$1,289	$12,243

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service 2 Class	ING Mercury Large Cap Value Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service 2 Class	ING MFS Mid Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	967	28	714	46	9,404
Annual administrative charges	38	—	11	1	258
Minimum death benefit guarantee charges	—	—	—	—	1
Contingent deferred sales charges	13	—	16	—	247
Other contract charges	237	10	197	16	1,285
Amortization of deferred charges	—	—	—	—	2

Total expenses	1,255	38	938	63	11,197

Net investment income (loss)	(1,255)	(38)	(938)	(63)	(11,197)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,861	186	1,540	99	46,175
Capital gains distributions	—	—	3	—	—

Total realized gain (loss) on investments and capital gains distributions	1,861	186	1,543	99	46,175
Net unrealized appreciation (depreciation) of investments	9,013	(125)	490	55	(33,898)

Net realized and unrealized gain (loss) on investments	10,874	61	2,033	154	12,277

Net increase (decrease) in net assets resulting from operations	$9,619	$23	$1,095	$91	$1,080

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Mid Cap Growth Portfolio - Service 2 Class	ING MFS Total Return Portfolio - Service Class	ING MFS Total Return Portfolio - Service 2 Class	ING MFS Utilities Portfolio -Service Class	ING Oppenheimer Main Street Portfolio® - Service Class

Net investment income (loss)
Income:
Dividends	$—	$28,441	$951	$1,053	$4,290

Total investment income	—	28,441	951	1,053	4,290
Expenses:
Mortality, expense risk and other charges	306	21,323	763	1,002	7,498
Annual administrative charges	5	431	9	36	202
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	4	552	5	29	219
Other contract charges	111	2,925	247	236	786
Amortization of deferred charges	—	1	—	—	2

Total expenses	426	25,232	1,024	1,303	8,707

Net investment income (loss)	(426)	3,209	(73)	(250)	(4,417)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	899	11,960	380	1,944	394
Capital gains distributions	—	45,005	1,509	3,073	—

Total realized gain (loss) on investments and capital gains distributions	899	56,965	1,889	5,017	394
Net unrealized appreciation (depreciation) of investments	(337)	(48,418)	(1,601)	(1,580)	20,294

Net realized and unrealized gain (loss) on investments	562	8,547	288	3,437	20,688

Net increase (decrease) in net assets resulting from operations	$136	$11,756	$215	$3,187	$16,271

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Service 2 Class	ING PIMCO Core Bond Portfolio - Service Class	ING PIMCO Core Bond Portfolio - Service 2 Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$33	$21,137	$1,099	$42,181	$318

Total investment income	33	21,137	1,099	42,181	318
Expenses:
Mortality, expense risk and other charges	62	10,234	579	10,486	384
Annual administrative charges	1	173	7	319	16
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	238	4	261	6
Other contract charges	19	1,537	190	1,784	96
Amortization of deferred charges	—	(1)	—	—	—

Total expenses	82	12,181	780	12,850	502

Net investment income (loss)	(49)	8,956	319	29,331	(184)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	52	4,572	46	5,447	32
Capital gains distributions	—	5,721	306	1,502	17

Total realized gain (loss) on investments and capital gains distributions	52	10,293	352	6,949	49
Net unrealized appreciation (depreciation) of investments	147	(16,867)	(719)	(22,893)	2,279

Net realized and unrealized gain (loss) on investments	199	(6,574)	(367)	(15,944)	2,328

Net increase (decrease) in net assets resulting from operations	$150	$2,382	$(48)	$13,387	$2,144

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service 2 Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$—	$1,932	$102	$26,658	$980

Total investment income	—	1,932	102	26,658	980
Expenses:
Mortality, expense risk and other charges	3,090	6,630	314	34,378	1,326
Annual administrative charges	129	128	5	658	18
Minimum death benefit guarantee charges	—	—	—	1	—
Contingent deferred sales charges	48	159	2	777	7
Other contract charges	821	1,203	111	6,167	455
Amortization of deferred charges	—	—	—	5	—

Total expenses	4,088	8,120	432	41,986	1,806

Net investment income (loss)	(4,088)	(6,188)	(330)	(15,328)	(826)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	691	7,112	232	14,747	486
Capital gains distributions	—	—	—	71,132	2,614

Total realized gain (loss) on investments and capital gains distributions	691	7,112	232	85,879	3,100
Net unrealized appreciation (depreciation) of investments	17,176	6,550	620	45,590	1,906

Net realized and unrealized gain (loss) on investments	17,867	13,662	852	131,469	5,006

Net increase (decrease) in net assets resulting from operations	$13,779	$7,474	$522	$116,141	$4,180

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING Templeton Global Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service 2 Class	ING UBS U.S. Allocation Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$10,757	$305	$2,630	$42	$1,373

Total investment income	10,757	305	2,630	42	1,373
Expenses:
Mortality, expense risk and other charges	15,523	483	5,926	97	1,831
Annual administrative charges	293	7	113	1	34
Minimum death benefit guarantee charges	2	—	—	—	—
Contingent deferred sales charges	323	5	104	—	50
Other contract charges	3,033	170	1,018	35	355
Amortization of deferred charges	7	—	1	—	—

Total expenses	19,181	665	7,162	133	2,270

Net investment income (loss)	(8,424)	(360)	(4,532)	(91)	(897)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8,927	874	8,603	152	1,170
Capital gains distributions	21,970	643	—	—	—

Total realized gain (loss) on investments and capital gains distributions	30,897	1,517	8,603	152	1,170
Net unrealized appreciation (depreciation) of investments	(5,030)	(709)	22,661	394	4,474

Net realized and unrealized gain (loss) on investments	25,867	808	31,264	546	5,644

Net increase (decrease) in net assets resulting from operations	$17,443	$448	$26,732	$455	$4,747

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Allocation Portfolio - Service 2 Class	ING Van Kampen Equity Growth Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service 2 Class	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service 2 Class

Net investment income (loss)
Income:
Dividends	$56	$152	$28	$369	$76

Total investment income	56	152	28	369	76
Expenses:
Mortality, expense risk and other charges	75	770	194	2,971	950
Annual administrative charges	1	17	3	53	15
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	9	1	43	4
Other contract charges	26	216	69	814	323
Amortization of deferred charges	—	—	—	—	—

Total expenses	102	1,012	267	3,881	1,292

Net investment income (loss)	(46)	(860)	(239)	(3,512)	(1,216)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	67	2,019	232	5,876	268
Capital gains distributions	—	—	—	1,902	568

Total realized gain (loss) on investments and capital gains distributions	67	2,019	232	7,778	836
Net unrealized appreciation (depreciation) of investments	163	4,593	1,390	10,038	4,796

Net realized and unrealized gain (loss) on investments	230	6,612	1,622	17,816	5,632

Net increase (decrease) in net assets resulting from operations	$184	$5,752	$1,383	$14,304	$4,416

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service 2 Class	ING Van Kampen Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service 2 Class	ING VP Index Plus International Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$7,868	$622	$6,604	$238	$—

Total investment income	7,868	622	6,604	238	—
Expenses:
Mortality, expense risk and other charges	12,520	1,093	10,325	412	—
Annual administrative charges	301	15	220	7	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	294	7	239	4	—
Other contract charges	1,396	360	2,109	145	—
Amortization of deferred charges	3	—	1	—	—

Total expenses	14,514	1,475	12,894	568	—

Net investment income (loss)	(6,646)	(853)	(6,290)	(330)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12,167	2,006	24,716	753	—
Capital gains distributions	—	—	18,354	697	1

Total realized gain (loss) on investments and capital gains distributions	12,167	2,006	43,070	1,450	1
Net unrealized appreciation (depreciation) of investments	54,120	3,316	48,208	2,244	(1)

Net realized and unrealized gain (loss) on investments	66,287	5,322	91,278	3,694	—

Net increase (decrease) in net assets resulting from operations	$59,641	$4,469	$84,988	$3,364	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$1,801	$20	$—	$9	$—

Total investment income	1,801	20	—	9	—
Expenses:
Mortality, expense risk and other charges	4,607	62	—	7	4
Annual administrative charges	128	1	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	120	1	—	—	—
Other contract charges	416	21	—	—	—
Amortization of deferred charges	2	—	—	—	—

Total expenses	5,273	85	—	7	4

Net investment income (loss)	(3,472)	(65)	—	2	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3,819	107	—	50	14
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	3,819	107	—	50	14
Net unrealized appreciation (depreciation) of investments	9,505	76	(1)	(47)	45

Net realized and unrealized gain (loss) on investments	13,324	183	(1)	3	59

Net increase (decrease) in net assets resulting from operations	$9,852	$118	$(1)	$5	$55

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1	$—	$—	$2

Total investment income	—	1	—	—	2
Expenses:
Mortality, expense risk and other charges	1	4	390	8	8
Annual administrative charges	—	—	4	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	3	—	—
Other contract charges	—	—	66	—	1
Amortization of deferred charges	—	—	—	—	—

Total expenses	1	4	463	8	9

Net investment income (loss)	(1)	(3)	(463)	(8)	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12	23	514	35	(4)
Capital gains distributions	—	53	—	—	—

Total realized gain (loss) on investments and capital gains distributions	12	76	514	35	(4)
Net unrealized appreciation (depreciation) of investments	(27)	(38)	1,024	(21)	21

Net realized and unrealized gain (loss) on investments	(15)	38	1,538	14	17

Net increase (decrease) in net assets resulting from operations	$(16)	$35	$1,075	$6	$10

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$565	$67	$31	$2

Total investment income	—	565	67	31	2
Expenses:
Mortality, expense risk and other charges	—	1,345	418	61	3
Annual administrative charges	—	20	4	1	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	15	4	2	—
Other contract charges	—	364	19	2	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	—	1,744	445	66	3

Net investment income (loss)	—	(1,179)	(378)	(35)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	5,215	1,178	241	43
Capital gains distributions	—	—	1,756	—	—

Total realized gain (loss) on investments and capital gains distributions	—	5,215	2,934	241	43
Net unrealized appreciation (depreciation) of investments	—	2,140	(948)	(216)	(45)

Net realized and unrealized gain (loss) on investments	—	7,355	1,986	25	(2)

Net increase (decrease) in net assets resulting from operations	$—	$6,176	$1,608	$(10)	$(3)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$5	$152	$212	$62	$38

Total investment income	5	152	212	62	38
Expenses:
Mortality, expense risk and other charges	11	154	164	20	22
Annual administrative charges	—	3	4	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	2	1	—	—
Other contract charges	—	3	24	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	11	162	193	20	22

Net investment income (loss)	(6)	(10)	19	42	16

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	46	315	476	4	8
Capital gains distributions	—	317	502	—	28

Total realized gain (loss) on investments and capital gains distributions	46	632	978	4	36
Net unrealized appreciation (depreciation) of investments	(17)	2,620	743	(15)	(26)

Net realized and unrealized gain (loss) on investments	29	3,252	1,721	(11)	10

Net increase (decrease) in net assets resulting from operations	$23	$3,242	$1,740	$31	$26

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	2,279	1	—	—	—
Annual administrative charges	40	—	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	28	—	—	—	—
Other contract charges	723	—	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	3,070	1	—	—	—

Net investment income (loss)	(3,070)	(1)	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,075	—	—	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,075	—	—	—	—
Net unrealized appreciation (depreciation) of investments	14,115	11	1	1	—

Net realized and unrealized gain (loss) on investments	15,190	11	1	1	—

Net increase (decrease) in net assets resulting from operations	$12,120	$10	$1	$1	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$14	$20	$698	$4

Total investment income	—	14	20	698	4
Expenses:
Mortality, expense risk and other charges	5	27	51	2,282	24
Annual administrative charges	—	—	1	33	5
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	2	19	2
Other contract charges	—	—	7	631	28
Amortization of deferred charges	—	—	—	—	—

Total expenses	5	27	61	2,965	59

Net investment income (loss)	(5)	(13)	(41)	(2,267)	(55)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	185	275	586	31
Capital gains distributions	10	—	—	4,933	4

Total realized gain (loss) on investments and capital gains distributions	18	185	275	5,519	35
Net unrealized appreciation (depreciation) of investments	37	(18)	209	(266)	341

Net realized and unrealized gain (loss) on investments	55	167	484	5,253	376

Net increase (decrease) in net assets resulting from operations	$50	$154	$443	$2,986	$321

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio -Class S	ING VP Strategic Allocation Growth Portfolio -Class S	ING VP Strategic Allocation Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$2	$—	$—	$23

Total investment income	—	2	—	—	23
Expenses:
Mortality, expense risk and other charges	166	1	—	—	17
Annual administrative charges	—	—	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	166	1	—	—	17

Net investment income (loss)	(166)	1	—	—	6

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	28	—	—	—	99
Capital gains distributions	5	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	33	—	—	—	99
Net unrealized appreciation (depreciation) of investments	882	8	1	2	40

Net realized and unrealized gain (loss) on investments	915	8	1	2	139

Net increase (decrease) in net assets resulting from operations	$749	$9	$1	$2	$145

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5

Net investment income (loss)
Income:
Dividends	$3,625	$2,821	$2,328	$1,108	$389

Total investment income	3,625	2,821	2,328	1,108	389
Expenses:
Mortality, expense risk and other charges	3,190	2,217	2,491	1,454	844
Annual administrative charges	45	30	31	19	11
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	104	61	59	35	13
Other contract charges	1	1	—	1	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	3,340	2,309	2,581	1,509	868

Net investment income (loss)	285	512	(253)	(401)	(479)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,267	299	(55)	659	314
Capital gains distributions	5,863	2,298	151	342	662

Total realized gain (loss) on investments and capital gains distributions	7,130	2,597	96	1,001	976
Net unrealized appreciation (depreciation) of investments	(8,740)	(4,631)	(1,798)	(1,359)	(379)

Net realized and unrealized gain (loss) on investments	(1,610)	(2,034)	(1,702)	(358)	597

Net increase (decrease) in net assets resulting from operations	$(1,325)	$(1,522)	$(1,955)	$(759)	$118

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Net investment income (loss)
Income:
Dividends	$198	$27	$—	$—	$—

Total investment income	198	27	—	—	—
Expenses:
Mortality, expense risk and other charges	1,077	788	193	116	26
Annual administrative charges	11	12	5	3	1
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	32	7	5	3	—
Other contract charges	—	—	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	1,120	807	203	122	27

Net investment income (loss)	(922)	(780)	(203)	(122)	(27)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	358	107	40	4	6
Capital gains distributions	5	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	363	107	40	4	6
Net unrealized appreciation (depreciation) of investments	758	684	258	9	(66)

Net realized and unrealized gain (loss) on investments	1,121	791	298	13	(60)

Net increase (decrease) in net assets resulting from operations	$199	$11	$95	$(109)	$(87)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Equity Dividend Portfolio	ING VP Global Science and Technology Portfolio - Class S	ING VP Growth Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$1,766	$—	$1	$1,841

Total investment income	—	1,766	—	1	1,841
Expenses:
Mortality, expense risk and other charges	1	972	—	3	2,541
Annual administrative charges	—	19	—	—	37
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	22	—	—	41
Other contract charges	—	231	—	—	604
Amortization of deferred charges	—	—	—	—	—

Total expenses	1	1,244	—	3	3,223

Net investment income (loss)	(1)	522	—	(2)	(1,382)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1,206	—	22	4,313
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	1,206	—	22	4,313
Net unrealized appreciation (depreciation) of investments	3	(472)	6	—	2,136

Net realized and unrealized gain (loss) on investments	3	734	6	22	6,449

Net increase (decrease) in net assets resulting from operations	$2	$1,256	$6	$20	$5,067

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S	ING VP International Equity Portfolio - Class S	ING VP Small Company Portfolio - Class S	ING VP Value Opportunity Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$503	$286	$2	$—	$58

Total investment income	503	286	2	—	58
Expenses:
Mortality, expense risk and other charges	2,146	1,851	3	11	87
Annual administrative charges	38	31	—	—	6
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	41	25	—	—	2
Other contract charges	381	354	—	—	7
Amortization of deferred charges	—	—	—	—	—

Total expenses	2,606	2,261	3	11	102

Net investment income (loss)	(2,103)	(1,975)	(1)	(11)	(44)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3,303	2,661	24	61	222
Capital gains distributions	9,195	5,728	—	16	—

Total realized gain (loss) on investments and capital gains distributions	12,498	8,389	24	77	222
Net unrealized appreciation (depreciation) of investments	1,873	(48)	22	29	(189)

Net realized and unrealized gain (loss) on investments	14,371	8,341	46	106	33

Net increase (decrease) in net assets resulting from operations	$12,268	$6,366	$45	$95	$(11)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Convertible Portfolio - Class S	ING VP Financial Services Portfolio - Class S	ING VP International Value Portfolio - Class S	ING VP LargeCap Growth Portfolio - Class S	ING VP MagnaCap Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$215	$385	$38	$—	$274

Total investment income	215	385	38	—	274
Expenses:
Mortality, expense risk and other charges	133	525	18	23	424
Annual administrative charges	1	19	—	1	4
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	2	9	—	1	10
Other contract charges	4	150	—	—	78
Amortization of deferred charges	—	—	—	—	—

Total expenses	140	703	18	25	516

Net investment income (loss)	75	(318)	20	(25)	(242)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	148	802	47	63	4,434
Capital gains distributions	6	1,135	91	—	2,377

Total realized gain (loss) on investments and capital gains distributions	154	1,937	138	63	6,811
Net unrealized appreciation (depreciation) of investments	(316)	3,252	73	(15)	(5,179)

Net realized and unrealized gain (loss) on investments	(162)	5,189	211	48	1,632

Net increase (decrease) in net assets resulting from operations	$(87)	$4,871	$231	$23	$1,390

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$7	$—	$65	$9,891

Total investment income	—	7	—	65	9,891
Expenses:
Mortality, expense risk and other charges	547	3	1,790	29	4,017
Annual administrative charges	11	—	35	—	82
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	9	—	31	—	137
Other contract charges	141	—	501	—	862
Amortization of deferred charges	—	—	—	—	—

Total expenses	708	3	2,357	29	5,098

Net investment income (loss)	(708)	4	(2,357)	36	4,793

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	482	7	3,397	97	(1,866)
Capital gains distributions	—	—	—	—	1,296

Total realized gain (loss) on investments and capital gains distributions	482	7	3,397	97	(570)
Net unrealized appreciation (depreciation) of investments	2,587	17	5,832	(45)	(2,599)

Net realized and unrealized gain (loss) on investments	3,069	24	9,229	52	(3,169)

Net increase (decrease) in net assets resulting from operations	$2,361	$28	$6,872	$88	$1,624

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Flexible Income Portfolio - Service Shares	Janus Aspen Series Growth Portfolio - Service Shares	Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Colonial Small Cap Value Fund VS Class B

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	10	5	2	28	5,203
Annual administrative charges	—	—	—	—	96
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	1	104
Other contract charges	—	—	—	—	1,525
Amortization of deferred charges	—	—	—	—	—

Total expenses	10	5	2	29	6,928

Net investment income (loss)	(10)	(5)	(2)	(29)	(6,928)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	333	(48)	61	552	3,411
Capital gains distributions	—	—	—	—	653

Total realized gain (loss) on investments and capital gains distributions	333	(48)	61	552	4,064
Net unrealized appreciation (depreciation) of investments	(444)	53	(101)	(812)	15,535

Net realized and unrealized gain (loss) on investments	(111)	5	(40)	(260)	19,599

Net increase (decrease) in net assets resulting from operations	$(121)	$—	$(42)	$(289)	$12,671

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA -Service Class	Oppenheimer Main Street Small Cap Fund®/VA - Service Class	Oppenheimer Strategic Bond Fund/VA - Service Class	PIMCO Real Return Portfolio - Admin Class	PIMCO StocksPLUS® Growth and Income Admin Class

Net investment income (loss)
Income:
Dividends	$66	$—	$62	$3	$3,395

Total investment income	66	—	62	3	3,395
Expenses:
Mortality, expense risk and other charges	23	—	5	1	2,494
Annual administrative charges	—	—	—	—	59
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	84
Other contract charges	—	—	—	—	208
Amortization of deferred charges	—	—	—	—	—

Total expenses	23	—	5	1	2,845

Net investment income (loss)	43	—	57	2	550

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	823	—	(18)	—	2,246
Capital gains distributions	—	—	—	4	—

Total realized gain (loss) on investments and capital gains distributions	823	—	(18)	4	2,246
Net unrealized appreciation (depreciation) of investments	(1,329)	2	(56)	(4)	(992)

Net realized and unrealized gain (loss) on investments	(506)	2	(74)	—	1,254

Net increase (decrease) in net assets resulting from operations	$(463)	$2	$(17)	$2	$1,804

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Equity- Income VCT Portfolio - Class II	Pioneer Fund VCT Portfolio - Class II	Pioneer Mid Cap Value VCT Portfolio - Class II	Pioneer Small Company VCT Portfolio - Class II	ProFund VP Bull

Net investment income (loss)
Income:
Dividends	$55	$622	$1,040	$—	$202

Total investment income	55	622	1,040	—	202
Expenses:
Mortality, expense risk and other charges	23	1,001	6,270	120	1,289
Annual administrative charges	—	5	33	2	25
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	28	130	4	43
Other contract charges	—	249	1,733	4	233
Amortization of deferred charges	—	—	—	—	—

Total expenses	23	1,283	8,166	130	1,590

Net investment income (loss)	32	(661)	(7,126)	(130)	(1,388)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	83	14,455	86,899	283	5,190
Capital gains distributions	—	—	29,800	773	—

Total realized gain (loss) on investments and capital gains distributions	83	14,455	116,699	1,056	5,190
Net unrealized appreciation (depreciation) of investments	4	(13,119)	(95,698)	(960)	(4,160)

Net realized and unrealized gain (loss) on investments	87	1,336	21,001	96	1,030

Net increase (decrease) in net assets resulting from operations	$119	$675	$13,875	$(34)	$(358)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	ProFund VP Small-Cap	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II

Net investment income (loss)
Income:
Dividends	$47	$—	$—	$—	$240

Total investment income	47	—	—	—	240
Expenses:
Mortality, expense risk and other charges	560	951	1,878	782	1,259
Annual administrative charges	11	14	29	4	5
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	15	40	45	10	19
Other contract charges	110	180	421	147	328
Amortization of deferred charges	—	—	—	—	—

Total expenses	696	1,185	2,373	943	1,611

Net investment income (loss)	(649)	(1,185)	(2,373)	(943)	(1,371)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,438	(9,704)	2,289	17,586	15,847
Capital gains distributions	3,403	—	12,707	—	4,924

Total realized gain (loss) on investments and capital gains distributions	4,841	(9,704)	14,996	17,586	20,771
Net unrealized appreciation (depreciation) of investments	(2,629)	4,353	(14,537)	(14,001)	(15,242)

Net realized and unrealized gain (loss) on investments	2,212	(5,351)	459	3,585	5,529

Net increase (decrease) in net assets resulting from operations	$1,563	$(6,536)	$(1,914)	$2,642	$4,158

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Putnam VT Discovery Growth - Class IB Shares	Putnam VT Growth and Income Fund - Class IB Shares	Putnam VT International Growth and Income Fund - Class IB Shares	Liberty Asset Allocation Fund Var. Series Class A	Liberty Equity Fund Var. Series Class A

Net investment income (loss)
Income:
Dividends	$—	$51	$29	$14	$—

Total investment income	—	51	29	14	—
Expenses:
Mortality, expense risk and other charges	32	36	51	9	1
Annual administrative charges	—	—	1	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	1	—	—	—
Other contract charges	—	—	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	32	37	52	9	1

Net investment income (loss)	(32)	14	(23)	5	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	588	661	280	25	(140)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	588	661	280	25	(140)
Net unrealized appreciation (depreciation) of investments	(547)	(645)	116	(6)	141

Net realized and unrealized gain (loss) on investments	41	16	396	19	1

Net increase (decrease) in net assets resulting from operations	$9	$30	$373	$24	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Liberty Federal Securities Fund Var. Series Class A	Liberty Small Company Growth Fund Var. Series Class A	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB

Net investment income (loss)
Income:
Dividends	$5	$—	$16	$2	$5

Total investment income	5	—	16	2	5
Expenses:
Mortality, expense risk and other charges	1	1	3	2	6
Annual administrative charges	—	—	—	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—
Amortization of deferred charges	—	—	—	—	—

Total expenses	1	1	3	2	6

Net investment income (loss)	4	(1)	13	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	2	(44)	(4)	(15)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	2	(44)	(4)	(15)
Net unrealized appreciation (depreciation) of investments	(3)	—	32	18	31

Net realized and unrealized gain (loss) on investments	(3)	2	(12)	14	16

Net increase (decrease) in net assets resulting from operations	$1	$1	$1	$14	$15

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Smith Barney Money Market SB	UBS U.S. Allocation Portfolio - Class I	Wells Fargo Advantage Asset Allocation Fund	Wells Fargo Advantage C&B Large Cap Value Fund	Wells Fargo Advantage Equity Income Fund

Net investment income (loss)
Income:
Dividends	$1	$70	$64	$3	$15

Total investment income	1	70	64	3	15
Expenses:
Mortality, expense risk and other charges	1	54	52	6	20
Annual administrative charges	—	—	1	—	—
Minimum death benefit guarantee charges	—	—	—	—	—
Contingent deferred sales charges	2	1	—	—	—
Other contract charges	—	2	18	2	5
Amortization of deferred charges	—	—	—	—	—

Total expenses	3	57	71	8	25

Net investment income (loss)	(2)	13	(7)	(5)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	978	8	2	14
Capital gains distributions	—	—	72	—	—

Total realized gain (loss) on investments and capital gains distributions	—	978	80	2	14
Net unrealized appreciation (depreciation) of investments	—	(901)	30	2	26

Net realized and unrealized gain (loss) on investments	—	77	110	4	40

Net increase (decrease) in net assets resulting from operations	$(2)	$90	$103	$(1)	$30

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Wells Fargo Advantage Large Company Growth Fund	Wells Fargo Advantage Money Market Fund	Wells Fargo Advantage Small Cap Growth Fund	Wells Fargo Advantage Total Return Bond Fund

Net investment income (loss)
Income:
Dividends	$5	$33	$—	$39

Total investment income	5	33	—	39
Expenses:
Mortality, expense risk and other charges	52	23	13	19
Annual administrative charges	1	—	—	—
Minimum death benefit guarantee charges	—	—	—	—
Contingent deferred sales charges	—	2	—	—
Other contract charges	15	2	4	5
Amortization of deferred charges	—	—	—	—

Total expenses	68	27	17	24

Net investment income (loss)	(63)	6	(17)	15

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	—	1	(9)
Capital gains distributions	—	—	—	5

Total realized gain (loss) on investments and capital gains distributions	3	—	1	(4)
Net unrealized appreciation (depreciation) of investments	192	—	55	(13)

Net realized and unrealized gain (loss) on investments	195	—	56	(17)

Net increase (decrease) in net assets resulting from operations	$132	$6	$39	$(2)

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series II Shares	AIM V.I. Core Equity Fund - Series II Shares	AIM V.I. Demographic Trends Fund - Series II Shares	AIM V.I. Financial Services Fund - Series I Shares

Net assets at January 1, 2004	$77	$175	$58,307	$59,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(1,420)	(926)
Net realized gain (loss) on investments and capital gains distributions	1	7	4,717	5,682
Net unrealized appreciation (depreciation) of investments	2	5	(439)	(2,185)

Net increase (decrease) in net assets from operations	2	12	2,858	2,571
Changes from principal transactions:
Premiums	—	4	17,098	8,069
Surrenders and withdrawals	(10)	(29)	(10,596)	(14,253)
Death benefits	—	—	(447)	(462)
Transfers between Divisions (including fixed account), net	—	—	—	(18)

Increase (decrease) in net assets derived from principal transactions	(10)	(25)	6,055	(6,664)

Total increase (decrease) in net assets	(8)	(13)	8,913	(4,093)

Net assets at December 31, 2004	69	162	67,220	55,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(1,002)	(752)
Net realized gain (loss) on investments and capital gains distributions	11	35	8,072	3,693
Net unrealized appreciation (depreciation) of investments	(9)	(33)	(7,424)	(5,848)

Net increase (decrease) in net assets from operations	2	1	(354)	(2,907)
Changes from principal transactions:
Premiums	—	—	2,861	26
Surrenders and withdrawals	(71)	(164)	(69,304)	(52,433)
Death benefits	—	—	(405)	(190)
Transfers between Divisions (including fixed account), net	—	1	(18)	(7)

Increase (decrease) in net assets derived from principal transactions	(71)	(163)	(66,866)	(52,604)

Total increase (decrease) in net assets	(69)	(162)	(67,220)	(55,511)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Growth Fund - Series II Shares	AIM V.I. Health Sciences Fund - Series I Shares	AIM V.I. Leisure Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series II Shares

Net assets at January 1, 2004	$2,729	$86,664	$34,410	$174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(2,202)	(801)	(2)
Net realized gain (loss) on investments and capital gains distributions	96	7,211	1,227	8
Net unrealized appreciation (depreciation) of investments	171	(1,367)	4,862	(2)

Net increase (decrease) in net assets from operations	208	3,642	5,288	4
Changes from principal transactions:
Premiums	810	13,998	15,371	2
Surrenders and withdrawals	228	(11,467)	1,030	(23)
Death benefits	—	(798)	(199)	—
Transfers between Divisions (including fixed account), net	—	(10)	20	—

Increase (decrease) in net assets derived from principal transactions	1,038	1,723	16,222	(21)

Total increase (decrease) in net assets	1,246	5,365	21,510	(17)

Net assets at December 31, 2004	3,975	92,029	55,920	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1,261)	(578)	(1)
Net realized gain (loss) on investments and capital gains distributions	628	13,984	4,614	24
Net unrealized appreciation (depreciation) of investments	(543)	(9,760)	(5,874)	(21)

Net increase (decrease) in net assets from operations	38	2,963	(1,838)	2
Changes from principal transactions:
Premiums	67	65	9,982	—
Surrenders and withdrawals	(3,788)	(94,511)	(9,739)	(158)
Death benefits	(295)	(536)	(404)	—
Transfers between Divisions (including fixed account), net	3	(10)	(10)	(1)

Increase (decrease) in net assets derived from principal transactions	(4,013)	(94,992)	(171)	(159)

Total increase (decrease) in net assets	(3,975)	(92,029)	(2,009)	(157)

Net assets at December 31, 2005	$—	$—	$53,911	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Utilities Fund - Series I Shares	AllianceBernstein VPSF Growth and Income Class B	AllianceBernstein VPSF Large Cap Growth Class B	AllianceBernstein VPSF Value Class B

Net assets at January 1, 2004	$26,968	$11,497	$3,540	$6,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(147)	(70)	(70)
Net realized gain (loss) on investments and capital gains distributions	3,034	37	110	188
Net unrealized appreciation (depreciation) of investments	7,772	1,425	284	850

Net increase (decrease) in net assets from operations	10,679	1,315	324	968
Changes from principal transactions:
Premiums	13,907	4,155	1,132	2,288
Surrenders and withdrawals	26,282	314	2	664
Death benefits	(279)	(304)	(104)	(66)
Transfers between Divisions (including fixed account), net	(6)	(1)	—	(4)

Increase (decrease) in net assets derived from principal transactions	39,904	4,164	1,030	2,882

Total increase (decrease) in net assets	50,583	5,479	1,354	3,850

Net assets at December 31, 2004	77,551	16,976	4,894	10,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,472)	2	(59)	1
Net realized gain (loss) on investments and capital gains distributions	27,469	2,479	993	2,084
Net unrealized appreciation (depreciation) of investments	(10,452)	(2,558)	(719)	(1,876)

Net increase (decrease) in net assets from operations	15,545	(77)	215	209
Changes from principal transactions:
Premiums	9,694	517	169	742
Surrenders and withdrawals	(101,990)	(17,271)	(5,233)	(11,339)
Death benefits	(802)	(146)	(45)	(21)
Transfers between Divisions (including fixed account), net	2	1	—	(1)

Increase (decrease) in net assets derived from principal transactions	(93,096)	(16,899)	(5,109)	(10,619)

Total increase (decrease) in net assets	(77,551)	(16,976)	(4,894)	(10,410)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Columbia Large Cap Growth Fund VS Class A	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2

Net assets at January 1, 2004	$—	$21,313	$145,256	$185,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(451)	(1,751)	(4,530)
Net realized gain (loss) on investments and capital gains distributions	—	143	4,850	7,717
Net unrealized appreciation (depreciation) of investments	—	5,097	15,452	(1,874)

Net increase (decrease) in net assets from operations	—	4,789	18,551	1,313
Changes from principal transactions:
Premiums	—	15,129	75,535	70,474
Surrenders and withdrawals	—	5,772	7,979	(15,560)
Death benefits	—	(154)	(1,902)	(1,867)
Transfers between Divisions (including fixed account), net	—	10	(5)	(43)

Increase (decrease) in net assets derived from principal transactions	—	20,757	81,607	53,004

Total increase (decrease) in net assets	—	25,546	100,158	54,317

Net assets at December 31, 2004	—	46,859	245,414	239,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1,971)	(1,969)	(4,287)
Net realized gain (loss) on investments and capital gains distributions	—	1,205	13,886	8,674
Net unrealized appreciation (depreciation) of investments	21	19,745	(2,859)	1,208

Net increase (decrease) in net assets from operations	16	18,979	9,058	5,595
Changes from principal transactions:
Premiums	—	84,508	45,329	11,272
Surrenders and withdrawals	498	117,745	(21,169)	(49,518)
Death benefits	—	(308)	(2,098)	(1,322)
Transfers between Divisions (including fixed account), net	1	125	11	(30)

Increase (decrease) in net assets derived from principal transactions	499	202,070	22,073	(39,598)

Total increase (decrease) in net assets	515	221,049	31,131	(34,003)

Net assets at December 31, 2005	$515	$267,908	$276,545	$205,956

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Small Cap Value Securities Fund - Class 2	Appreciation Portfolio	ING GET Fund - Series N

Net assets at January 1, 2004	$860	$236	$663	$23,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(4)	(2)	261
Net realized gain (loss) on investments and capital gains distributions	27	16	10	66
Net unrealized appreciation (depreciation) of investments	—	128	36	(428)

Net increase (decrease) in net assets from operations	29	140	44	(101)
Changes from principal transactions:
Premiums	100	552	23	(17)
Surrenders and withdrawals	(531)	90	(104)	(5,265)
Death benefits	—	—	—	(295)
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(431)	642	(81)	(5,577)

Total increase (decrease) in net assets	(402)	782	(37)	(5,678)

Net assets at December 31, 2004	458	1,018	626	17,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(4)	270
Net realized gain (loss) on investments and capital gains distributions	6	73	28	(56)
Net unrealized appreciation (depreciation) of investments	45	60	(10)	(242)

Net increase (decrease) in net assets from operations	49	128	14	(28)
Changes from principal transactions:
Premiums	159	1,084	6	(12)
Surrenders and withdrawals	(217)	170	(180)	(2,861)
Death benefits	—	—	—	(325)
Transfers between Divisions (including fixed account), net	1	—	7	1

Increase (decrease) in net assets derived from principal transactions	(57)	1,254	(167)	(3,197)

Total increase (decrease) in net assets	(8)	1,382	(153)	(3,225)

Net assets at December 31, 2005	$450	$2,400	$473	$14,454

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series P	ING GET Fund - Series Q	ING GET Fund - Series R	ING GET Fund - Series S

Net assets at January 1, 2004	$110,101	$131,095	$134,755	$161,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,370	1,617	1,157	574
Net realized gain (loss) on investments and capital gains distributions	510	1,136	1,440	3,874
Net unrealized appreciation (depreciation) of investments	(2,585)	(3,137)	(2,109)	(3,896)

Net increase (decrease) in net assets from operations	(705)	(385)	488	553
Changes from principal transactions:
Premiums	(88)	(62)	(67)	(78)
Surrenders and withdrawals	(23,344)	(22,180)	(20,513)	(26,693)
Death benefits	(981)	(1,328)	(1,266)	(1,451)
Transfers between Divisions (including fixed account), net	—	(6)	(7)	(4)

Increase (decrease) in net assets derived from principal transactions	(24,413)	(23,576)	(21,853)	(28,226)

Total increase (decrease) in net assets	(25,118)	(23,960)	(21,365)	(27,674)

Net assets at December 31, 2004	84,983	107,135	113,390	134,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,216	1,642	1,140	498

Net realized gain (loss) on investments and capital gains distributions	(249)	521	3,427	3,921
Net unrealized appreciation (depreciation) of investments	(1,646)	(2,797)	(5,242)	(5,012)

Net increase (decrease) in net assets from operations	(679)	(634)	(675)	(593)
Changes from principal transactions:
Premiums	(60)	(74)	(35)	(59)
Surrenders and withdrawals	(16,564)	(23,330)	(28,007)	(35,763)
Death benefits	(1,133)	(2,367)	(1,250)	(999)
Transfers between Divisions (including fixed account), net	1	(3)	(4)	(8)

Increase (decrease) in net assets derived from principal transactions	(17,756)	(25,774)	(29,296)	(36,829)

Total increase (decrease) in net assets	(18,435)	(26,408)	(29,971)	(37,422)

Net assets at December 31, 2005	$66,548	$80,727	$83,419	$96,724

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING AIM Mid Cap Growth Portfolio -
	- Series T	- Series U	- Series V	Service Class

Net assets at January 1, 2004	$162,882	$168,926	$325,984	$221,733

Increase (decrease) in net assets
Operations:
Net investment income (loss)	714	(547)	(3,240)	(4,332)
Net realized gain (loss) on investments and capital gains distributions	4,155	8,106	(526)	11,600
Net unrealized appreciation (depreciation) of investments	(4,487)	(6,054)	4,290	3,148

Net increase (decrease) in net assets from operations	382	1,505	524	10,416
Changes from principal transactions:
Premiums	(102)	(70)	(171)	27,530
Surrenders and withdrawals	(24,937)	(25,297)	(91,614)	(28,663)
Death benefits	(1,772)	(1,635)	(3,737)	(4,318)
Transfers between Divisions (including fixed account), net	(6)	(31)	44	(11)

Increase (decrease) in net assets derived from principal transactions	(26,817)	(27,033)	(95,478)	(5,462)

Total increase (decrease) in net assets	(26,435)	(25,528)	(94,954)	4,954

Net assets at December 31, 2004	136,447	143,398	231,030	226,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	550	(87)	(486)	(1,354)
Net realized gain (loss) on investments and capital gains distributions	4,419	6,890	(697)	75,706
Net unrealized appreciation (depreciation) of investments	(5,976)	(8,102)	(1,771)	(53,410)

Net increase (decrease) in net assets from operations	(1,007)	(1,299)	(2,954)	20,942
Changes from principal transactions:
Premiums	(81)	(65)	(95)	13,038
Surrenders and withdrawals	(28,608)	(22,641)	(48,387)	(256,779)
Death benefits	(2,332)	(1,592)	(1,746)	(3,861)
Transfers between Divisions (including fixed account), net	(2)	6	38	(27)

Increase (decrease) in net assets derived from principal transactions	(31,023)	(24,292)	(50,190)	(247,629)

Total increase (decrease) in net assets	(32,030)	(25,591)	(53,144)	(226,687)

Net assets at December 31, 2005	$104,417	$117,807	$177,886	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AIM Mid Cap Growth Porfolio - Service 2 Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	ING American Funds Growth Portfolio

Net assets at January 1, 2004	$3,194	$462,824	$4,624	$132,320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(9,146)	(195)	(10,408)
Net realized gain (loss) on investments and capital gains distributions	139	48,319	335	791
Net unrealized appreciation (depreciation) of investments	334	33,101	1,460	71,574

Net increase (decrease) in net assets from operations	366	72,273	1,600	61,957
Changes from principal transactions:
Premiums	2,898	53,352	6,371	507,247
Surrenders and withdrawals	141	(61,510)	258	155,589
Death benefits	(62)	(9,897)	(11)	(3,081)
Transfers between Divisions (including fixed account), net	(2)	(29)	(2)	31

Increase (decrease) in net assets derived from principal transactions	2,975	(18,084)	6,616	659,786

Total increase (decrease) in net assets	3,341	54,190	8,216	721,743

Net assets at December 31, 2004	6,535	517,014	12,840	854,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71)	(8,692)	(343)	(26,218)
Net realized gain (loss) on investments and capital gains distributions	1,534	40,539	322	1,746
Net unrealized appreciation (depreciation) of investments	(757)	(16,040)	859	185,941

Net increase (decrease) in net assets from operations	706	15,807	838	161,469
Changes from principal transactions:
Premiums	1,462	29,430	3,379	432,390
Surrenders and withdrawals	(8,700)	(88,122)	347	76,395
Death benefits	—	(8,173)	(59)	(7,405)
Transfers between Divisions (including fixed account), net	(3)	(35)	(4)	(139)

Increase (decrease) in net assets derived from principal transactions	(7,241)	(66,900)	3,663	501,241

Total increase (decrease) in net assets	(6,535)	(51,093)	4,501	662,710

Net assets at December 31, 2005	$—	$465,921	$17,341	$1,516,773

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class

Net assets at January 1, 2004	$99,959	$45,340	$537,286	$4,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,248)	(3,182)	(9,087)	(114)
Net realized gain (loss) on investments and capital gains distributions	466	1,030	18,245	115
Net unrealized appreciation (depreciation) of investments	44,785	35,050	15,248	467

Net increase (decrease) in net assets from operations	38,003	32,898	24,406	468
Changes from principal transactions:
Premiums	381,171	148,241	66,054	2,941
Surrenders and withdrawals	144,709	91,523	(82,003)	414
Death benefits	(2,660)	(1,110)	(7,654)	(31)
Transfers between Divisions (including fixed account), net	(32)	(28)	(68)	(1)

Increase (decrease) in net assets derived from principal transactions	523,188	238,626	(23,671)	3,323

Total increase (decrease) in net assets	561,191	271,524	735	3,791

Net assets at December 31, 2004	661,150	316,864	538,021	7,939

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,961)	(8,026)	(8,628)	(188)
Net realized gain (loss) on investments and capital gains distributions	1,107	2,792	29,745	218
Net unrealized appreciation (depreciation) of investments	47,900	102,227	(38,485)	(293)

Net increase (decrease) in net assets from operations	33,046	96,993	(17,368)	(263)
Changes from principal transactions:
Premiums	327,685	169,453	31,814	1,817
Surrenders and withdrawals	17,083	103,548	(89,913)	(352)
Death benefits	(7,739)	(3,339)	(7,133)	(4)
Transfers between Divisions (including fixed account), net	22	(29)	(50)	1

Increase (decrease) in net assets derived from principal transactions	337,051	269,633	(65,282)	1,462

Total increase (decrease) in net assets	370,097	366,626	(82,650)	1,199

Net assets at December 31, 2005	$1,031,247	$683,490	$455,371	$9,138

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class

Net assets at January 1, 2004	$561,288	$6,805	$212,149	$1,022

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,551)	(168)	(2,000)	(16)
Net realized gain (loss) on investments and capital gains distributions	1,609	229	9	57
Net unrealized appreciation (depreciation) of investments	50,165	562	27,689	159

Net increase (decrease) in net assets from operations	40,223	623	25,698	200
Changes from principal transactions:
Premiums	88,595	2,787	12,286	623
Surrenders and withdrawals	(33,572)	106	(22,857)	60
Death benefits	(7,729)	(278)	(4,008)	—
Transfers between Divisions (including fixed account), net	(140)	(2)	(21)	—

Increase (decrease) in net assets derived from principal transactions	47,154	2,613	(14,600)	683

Total increase (decrease) in net assets	87,377	3,236	11,098	883

Net assets at December 31, 2004	648,665	10,041	223,247	1,905

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,246)	(204)	(1,325)	(25)
Net realized gain (loss) on investments and capital gains distributions	9,136	321	7,892	37
Net unrealized appreciation (depreciation) of investments	23,268	282	(10,169)	(49)

Net increase (decrease) in net assets from operations	22,158	399	(3,602)	(37)
Changes from principal transactions:
Premiums	37,299	915	8,641	885
Surrenders and withdrawals	(104,143)	(247)	(39,830)	314
Death benefits	(8,092)	(142)	(4,211)	—
Transfers between Divisions (including fixed account), net	(86)	(3)	(18)	(1)

Increase (decrease) in net assets derived from principal transactions	(75,022)	523	(35,418)	1,198

Total increase (decrease) in net assets	(52,864)	922	(39,020)	1,161

Net assets at December 31, 2005	$595,801	$10,963	$184,227	$3,066

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Health Sciences Portfolio - Service 2 Class	ING Evergreen Omega Portfolio - Class A	ING Evergreen Omega Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(284)	(20)	—	(4)
Net realized gain (loss) on investments and capital gains distributions	(766)	(5)	—	(11)
Net unrealized appreciation (depreciation)of investments	1,675	165	18	152

Net increase (decrease) in net assets from operations	625	140	18	137
Changes from principal transactions:
Premiums	13,782	2,122	278	1,669
Surrenders and withdrawals	14,992	469	21	1,225
Death benefits	(95)	—	—	—
Transfers between Divisions (including fixed account), net	67	—	—	6

Increase (decrease) in net assets derived from principal transactions	28,746	2,591	299	2,900

Total increase (decrease) in net assets	29,371	2,731	317	3,037

Net assets at December 31, 2004	29,371	2,731	317	3,037

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,750)	(78)	(17)	(108)
Net realized gain (loss) on investments and capital gains distributions	6,647	493	10	135
Net unrealized appreciation (depreciation)of investments	3,512	(166)	42	176

Net increase (decrease) in net assets from operations	8,409	249	35	203
Changes from principal transactions:
Premiums	21,309	1,592	489	1,890
Surrenders and withdrawals	102,063	(4,546)	136	2,904
Death benefits	(624)	(16)	(16)	(41)
Transfers between Divisions (including fixed account), net	72	(10)	—	1

Increase (decrease) in net assets derived from principal transactions	122,820	(2,980)	609	4,754

Total increase (decrease) in net assets	131,229	(2,731)	644	4,957

Net assets at December 31, 2005	$160,600	$—	$961	$7,994

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING FMRSM Earnings Growth Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Service 2 Class

Net assets at January 1, 2004	$164,205	$3,754	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,750)	(126)	—	—
Net realized gain (loss) on investments and capital gains distributions	1,305	73	—	—
Net unrealized appreciation (depreciation)of investments	42,022	1,442	—	—

Net increase (decrease) in net assets from operations	39,577	1,389	—	—
Changes from principal transactions:
Premiums	31,659	3,844	—	—
Surrenders and withdrawals	18,623	833	—	—
Death benefits	(1,662)	(75)	—	—
Transfers between Divisions (including fixed account), net	(37)	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	48,583	4,601	—	—

Total increase (decrease) in net assets	88,160	5,990	—	—

Net assets at December 31, 2004	252,365	9,744	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,575)	(363)	(36)	—
Net realized gain (loss) on investments and capital gains distributions	33,706	1,366	53	—
Net unrealized appreciation (depreciation) of investments	13,301	1,144	179	—

Net increase (decrease) in net assets from operations	40,432	2,147	196	—
Changes from principal transactions:
Premiums	46,070	6,548	380	5
Surrenders and withdrawals	233,661	9,957	8,694	10
Death benefits	(2,648)	(23)	(28)	—
Transfers between Divisions (including fixed account), net	(43)	(4)	—	1

Increase (decrease) in net assets derived from principal transactions	277,040	16,478	9,046	16

Total increase (decrease) in net assets	317,472	18,625	9,242	16

Net assets at December 31, 2005	$569,837	$28,369	$9,242	$16

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Global Resources Portfolio - Service Class	ING Global Resources Portfolio - Service 2 Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class

Net assets at January 1, 2004	$140,016	$3,037	$53,622	$2,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,717)	(56)	(1,305)	(78)
Net realized gain (loss) on investments and capital gains distributions	14,263	78	3,351	121
Net unrealized appreciation (depreciation) of investments	(5,715)	542	3,215	311

Net increase (decrease) in net assets from operations	6,831	564	5,261	354
Changes from principal transactions:
Premiums	34,124	5,748	15,705	1,932
Surrenders and withdrawals	8,659	924	(5,972)	(532)
Death benefits	(1,668)	(50)	(356)	(10)
Transfers between Divisions (including fixed account), net	(17)	(34)	(9)	(2)

Increase (decrease) in net assets derived from principal transactions	41,098	6,588	9,368	1,388

Total increase (decrease) in net assets	47,929	7,152	14,629	1,742

Net assets at December 31, 2004	187,945	10,189	68,251	4,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,695)	(258)	(1,416)	(121)
Net realized gain (loss) on investments and capital gains distributions	29,104	1,127	7,787	334
Net unrealized appreciation (depreciation) of investments	52,783	3,988	(7,142)	(196)

Net increase (decrease) in net assets from operations	78,192	4,857	(771)	17
Changes from principal transactions:
Premiums	51,752	6,201	9,413	1,359
Surrenders and withdrawals	59,015	1,343	(3,475)	79
Death benefits	(2,947)	(39)	(300)	(43)
Transfers between Divisions (including fixed account), net	(37)	(4)	(14)	(1)

Increase (decrease) in net assets derived from principal transactions	107,783	7,501	5,624	1,394

Total increase (decrease) in net assets	185,975	12,358	4,853	1,411

Net assets at December 31, 2005	$373,920	$22,547	$73,104	$5,748

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING International Portfolio - Service Class	ING International Portfolio - Service 2 Class	ING Janus Contrarian Portfolio - Service Class	ING Janus Contrarian Portfolio - Service 2 Class

Net assets at January 1, 2004	$162,082	$4,980	$53,911	$801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,622)	(74)	(1,211)	(36)
Net realized gain (loss) on investments and capital gains distributions	11,866	68	1,711	58
Net unrealized appreciation (depreciation) of investments	11,741	1,021	7,344	237

Net increase (decrease) in net assets from operations	21,985	1,015	7,844	259
Changes from principal transactions:
Premiums	17,762	2,735	9,075	1,126
Surrenders and withdrawals	(21,797)	321	(4,537)	(9)
Death benefits	(2,390)	(13)	(604)	—
Transfers between Divisions (including fixed account), net	(2)	(1)	(11)	—

Increase (decrease) in net assets derived from principal transactions	(6,727)	3,042	3,923	1,117

Total increase (decrease) in net assets	15,558	4,057	11,767	1,376

Net assets at December 31, 2004	177,640	9,037	65,678	2,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	849	6	(1,402)	(68)
Net realized gain (loss) on investments and capital gains distributions	18,833	918	6,143	173
Net unrealized appreciation (depreciation) of investments	(7,286)	(180)	3,792	291

Net increase (decrease) in net assets from operations	12,396	744	8,533	396
Changes from principal transactions:
Premiums	5,289	1,180	8,797	1,249
Surrenders and withdrawals	(31,839)	(839)	(951)	(37)
Death benefits	(2,769)	(28)	(582)	(28)
Transfers between Divisions (including fixed account), net	(11)	(4)	(13)	(2)

Increase (decrease) in net assets derived from principal transactions	(29,330)	309	7,251	1,182

Total increase (decrease) in net assets	(16,934)	1,053	15,784	1,578

Net assets at December 31, 2005	$160,706	$10,090	$81,462	$3,755

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service 2 Class

Net assets at January 1, 2004	$1,956	$109,258	$65,484	$11,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(1,862)	(2,170)	(459)
Net realized gain (loss) on investments and capital gains distributions	104	14,124	4,989	175
Net unrealized appreciation (depreciation) of investments	905	5,151	19,884	5,221

Net increase (decrease) in net assets from operations	942	17,413	22,703	4,937
Changes from principal transactions:
Premiums	3,901	24,597	40,141	14,954
Surrenders and withdrawals	431	2,807	31,200	1,707
Death benefits	(12)	(2,361)	(891)	(53)
Transfers between Divisions (including fixed account), net	(1)	(8)	(10)	(23)

Increase (decrease) in net assets derived from principal transactions	4,319	25,035	70,440	16,585

Total increase (decrease) in net assets	5,261	42,448	93,143	21,522

Net assets at December 31, 2004	7,217	151,706	158,627	32,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(289)	(4,135)	(3,667)	(961)
Net realized gain (loss) on investments and capital gains distributions	196	13,512	24,722	4,420
Net unrealized appreciation (depreciation) of investments	3,946	53,031	(18,130)	(2,580)

Net increase (decrease) in net assets from operations	3,853	62,408	2,925	879
Changes from principal transactions:
Premiums	6,454	40,013	42,516	11,627
Surrenders and withdrawals	2,340	53,633	(25,609)	486
Death benefits	(83)	(2,414)	(944)	(183)
Transfers between Divisions (including fixed account), net	(3)	(20)	(29)	(10)

Increase (decrease) in net assets derived from principal transactions	8,708	91,212	15,934	11,920

Total increase (decrease) in net assets	12,561	153,620	18,859	12,799

Net assets at December 31, 2005	$19,778	$305,326	$177,486	$45,409

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service 2 Class	ING Julius Baer Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service 2 Class

Net assets at January 1, 2004	$—	$—	$34,644	$2,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(2,255)	(186)
Net realized gain (loss) on investments and capital gains distributions	—	—	3,005	152
Net unrealized appreciation (depreciation) of investments	—	—	21,788	2,070

Net increase (decrease) in net assets from operations	—	—	22,538	2,036
Changes from principal transactions:
Premiums	—	—	107,491	10,376
Surrenders and withdrawals	—	—	21,454	2,582
Death benefits	—	—	(525)	(26)
Transfers between Divisions (including fixed account), net	—	—	(10)	(2)

Increase (decrease) in net assets derived from principal transactions	—	—	128,410	12,930

Total increase (decrease) in net assets	—	—	150,948	14,966

Net assets at December 31, 2004	—	—	185,592	17,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251)	(6)	(5,686)	(664)
Net realized gain (loss) on investments and capital gains distributions	(133)	3	29,961	2,926
Net unrealized appreciation (depreciation) of investments	915	19	12,668	1,776

Net increase (decrease) in net assets from operations	531	16	36,943	4,038
Changes from principal transactions:
Premiums	3,278	768	83,045	14,522
Surrenders and withdrawals	37,087	80	52,549	3,220
Death benefits	(82)	—	(1,539)	(109)
Transfers between Divisions (including fixed account), net	(1)	—	(47)	(5)

Increase (decrease) in net assets derived from principal transactions	40,282	848	134,008	17,628

Total increase (decrease) in net assets	40,813	864	170,951	21,666

Net assets at December 31, 2005	$40,813	$864	$356,543	$39,182

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Service Class	ING Legg Mason Value - Service 2 Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net assets at January 1, 2004	$224,722	$7,195	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,567)	(176)	(1,332)	(2,751)
Net realized gain (loss) on investments and capital gains distributions	(1,706)	268	75	—
Net unrealized appreciation (depreciation) of investments	35,252	1,283	21,184	40,103

Net increase (decrease) in net assets from operations	28,979	1,375	19,927	37,352
Changes from principal transactions:
Premiums	52,170	5,508	152,013	328,211
Surrenders and withdrawals	(15,209)	(109)	42,657	111,680
Death benefits	(2,294)	(21)	(30)	(1,706)
Transfers between Divisions (including fixed account), net	(42)	(33)	(1)	(85)

Increase (decrease) in net assets derived from principal transactions	34,625	5,345	194,639	438,100

Total increase (decrease) in net assets	63,604	6,720	214,566	475,452

Net assets at December 31, 2004	288,326	13,915	214,566	475,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,167)	(473)	(10,131)	(18,261)
Net realized gain (loss) on investments and capital gains distributions	798	607	1,189	2,766
Net unrealized appreciation (depreciation) of investments	22,857	1,101	47,272	81,446

Net increase (decrease) in net assets from operations	16,488	1,235	38,330	65,951
Changes from principal transactions:
Premiums	88,254	9,406	368,282	683,518
Surrenders and withdrawals	9,547	2,785	54,436	152,808
Death benefits	(3,514)	(187)	(3,131)	(3,723)
Transfers between Divisions (including fixed account), net	33	(3)	(87)	(199)

Increase (decrease) in net assets derived from principal transactions	94,320	12,001	419,500	832,404

Total increase (decrease) in net assets	110,808	13,236	457,830	898,355

Net assets at December 31, 2005	$399,134	$27,151	$672,396	$1,373,807

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$534,954	$745,674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,701)	(1,223)	10,681	(39,578)
Net realized gain (loss) on investments and capital gains distributions	72	297	10,499	—
Net unrealized appreciation (depreciation) of investments	32,673	12,372	(23,234)	—

Net increase (decrease) in net assets from operations	30,044	11,446	(2,054)	(39,578)
Changes from principal transactions:
Premiums	289,453	122,173	12,996	418,037
Surrenders and withdrawals	135,848	79,183	(176,123)	(498,202)
Death benefits	(1,475)	(917)	(12,381)	(16,085)
Transfers between Divisions (including fixed account), net	17	(58)	(87)	8,433

Increase (decrease) in net assets derived from principal transactions	423,843	200,381	(175,595)	(87,815)

Total increase (decrease) in net assets	453,887	211,827	(177,649)	(127,393)

Net assets at December 31, 2004	453,887	211,827	357,305	618,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,624)	(4,895)	8,755	(32,972)
Net realized gain (loss) on investments and capital gains distributions	4,693	5,137	(2,857)	—
Net unrealized appreciation (depreciation) of investments	53,813	16,794	(6,689)	—

Net increase (decrease) in net assets from operations	44,882	17,036	(791)	(32,972)
Changes from principal transactions:
Premiums	611,469	207,483	348	305,312
Surrenders and withdrawals	134,811	82,081	(81,225)	(293,392)
Death benefits	(5,451)	(2,627)	(5,957)	(14,934)
Transfers between Divisions (including fixed account), net	31	(68)	(36)	64

Increase (decrease) in net assets derived from principal transactions	740,860	286,869	(86,870)	(2,950)

Total increase (decrease) in net assets	785,742	303,905	(87,661)	(35,922)

Net assets at December 31, 2005	$1,239,629	$515,732	$269,644	$582,359

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Liquid Assets Portfolio - Service 2 Class	ING Lord Abbett Affiliated Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING MarketPro Portfolio - Class S

Net assets at January 1, 2004	$4,837	$136,147	$1,014	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(408)	(2,040)	(18)	—
Net realized gain (loss) on investments and capital gains distributions	—	(507)	58	—
Net unrealized appreciation (depreciation) of investments	—	12,669	80	—

Net increase (decrease) in net assets from operations	(408)	10,122	120	—
Changes from principal transactions:
Premiums	28,378	13,583	754	—
Surrenders and withdrawals	(23,242)	(13,063)	64	—
Death benefits	(66)	(1,461)	—	—
Transfers between Divisions (including fixed account), net	(2)	(6)	(32)	—

Increase (decrease) in net assets derived from principal transactions	5,068	(947)	786	—

Total increase (decrease) in net assets	4,660	9,175	906	—

Net assets at December 31, 2004	9,497	145,322	1,920	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(635)	(1,160)	(23)	(5)
Net realized gain (loss) on investments and capital gains distributions	—	1,031	38	—
Net unrealized appreciation (depreciation) of investments	—	3,941	76	29

Net increase (decrease) in net assets from operations	(635)	3,812	91	24
Changes from principal transactions:
Premiums	21,103	3,904	777	1,937
Surrenders and withdrawals	(17,091)	(25,371)	16	347
Death benefits	(1,563)	(1,559)	—	—

Transfers between Divisions (including fixed account), net	(4)	(18)	—	—

Increase (decrease) in net assets derived from principal transactions	2,445	(23,044)	793	2,284

Total increase (decrease) in net assets	1,810	(19,232)	884	2,308

Net assets at December 31, 2005	$11,307	$126,090	$2,804	$2,308

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MarketPro Portfolio - Class S2	ING MarketStyle Growth Portfolio - Class S	ING MarketStyle Moderate Growth Portfolio - Class S	ING MarketStyle Moderate Portfolio - Class S

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	(10)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	(1)	12	49	3

Net increase (decrease) in net assets from operations	(1)	7	39	1
Changes from principal transactions:
Premiums	48	2,624	3,166	905
Surrenders and withdrawals	19	20	—	—
Death benefits	—	—	—	—

Transfers between Divisions (including fixed account), net	—	1	1	—

Increase (decrease) in net assets derived from principal transactions	67	2,645	3,167	905

Total increase (decrease) in net assets	66	2,652	3,206	906

Net assets at December 31, 2005	$66	$2,652	$3,206	$906

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING Marsico Growth Portfolio - Service 2 Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$778,700	$8,324	$—	$13,630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,612)	(268)	—	(344)
Net realized gain (loss) on investments and capital gains distributions	15,605	147	—	2,582
Net unrealized appreciation (depreciation) of investments	74,252	1,450	—	(842)

Net increase (decrease) in net assets from operations	75,245	1,329	—	1,396
Changes from principal transactions:
Premiums	72,134	5,062	—	4,215
Surrenders and withdrawals	(97,694)	600	—	(292)
Death benefits	(14,893)	(217)	—	(87)
Transfers between Divisions (including fixed account), net	(60)	(3)	—	(1)

Increase (decrease) in net assets derived from principal transactions	(40,513)	5,442	—	3,835

Total increase (decrease) in net assets	34,732	6,771	—	5,231

Net assets at December 31, 2004	813,432	15,095	—	18,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,570)	(436)	(608)	(1,255)
Net realized gain (loss) on investments and capital gains distributions	34,371	384	2,292	1,861
Net unrealized appreciation (depreciation) of investments	33,167	1,341	10,559	9,013

Net increase (decrease) in net assets from operations	51,968	1,289	12,243	9,619
Changes from principal transactions:
Premiums	54,704	5,857	9,159	6,077
Surrenders and withdrawals	(85,785)	333	102,644	117,546
Death benefits	(15,862)	(25)	(105)	(244)

Transfers between Divisions (including fixed account), net	(43)	(3)	(3)	52

Increase (decrease) in net assets derived from principal transactions	(46,986)	6,162	111,695	123,431

Total increase (decrease) in net assets	4,982	7,451	123,938	133,050

Net assets at December 31, 2005	$818,414	$22,546	$123,938	$151,911

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service 2 Class	ING Mercury Large Cap Value Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service 2 Class	ING MFS Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$856	$26,184	$805	$634,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(673)	(33)	(12,327)
Net realized gain (loss) on investments and capital gains distributions	189	3,627	138	29,832
Net unrealized appreciation (depreciation) of investments	4	(99)	68	58,083

Net increase (decrease) in net assets from operations	159	2,855	173	75,588
Changes from principal transactions:
Premiums	825	10,949	1,141	50,044
Surrenders and withdrawals	341	1,316	315	(86,486)
Death benefits	(16)	(384)	(14)	(11,860)
Transfers between Divisions (including fixed account), net	—	(7)	(1)	(71)

Increase (decrease) in net assets derived from principal transactions	1,150	11,874	1,441	(48,373)

Total increase (decrease) in net assets	1,309	14,729	1,614	27,215

Net assets at December 31, 2004	2,165	40,913	2,419	661,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(938)	(63)	(11,197)
Net realized gain (loss) on investments and capital gains distributions	186	1,543	99	46,175
Net unrealized appreciation (depreciation) of investments	(125)	490	55	(33,898)

Net increase (decrease) in net assets from operations	23	1,095	91	1,080
Changes from principal transactions:
Premiums	269	7,388	999	23,457
Surrenders and withdrawals	(2,456)	(7,024)	(323)	(123,134)
Death benefits	—	(239)	(52)	(10,081)
Transfers between Divisions (including fixed account), net	(1)	(9)	(2)	(54)

Increase (decrease) in net assets derived from principal transactions	(2,188)	116	622	(109,812)

Total increase (decrease) in net assets	(2,165)	1,211	713	(108,732)

Net assets at December 31, 2005	$—	$42,124	$3,132	$552,840

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Mid Cap Growth Portfolio - Service 2 Class	ING MFS Total Return Portfolio - Service Class	ING MFS Total Return Portfolio - Service 2 Class	ING MFS Utilities Portfolio - Service Class

Net assets at January 1, 2004	$9,625	$1,142,408	$16,257	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(305)	(423)	65	—
Net realized gain (loss) on investments and capital gains distributions	326	5,847	109	—
Net unrealized appreciation (depreciation) of investments	1,638	100,058	2,269	—

Net increase (decrease) in net assets from operations	1,659	105,482	2,443	—
Changes from principal transactions:
Premiums	5,715	141,847	13,285	—
Surrenders and withdrawals	241	(89,961)	3,234	—
Death benefits	(145)	(20,461)	(67)	—
Transfers between Divisions (including fixed account), net	(2)	57	(5)	—

Increase (decrease) in net assets derived from principal transactions	5,809	31,482	16,447	—

Total increase (decrease) in net assets	7,468	136,964	18,890	—

Net assets at December 31, 2004	17,093	1,279,372	35,147	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(426)	3,209	(73)	(250)
Net realized gain (loss) on investments and capital gains distributions	899	56,965	1,889	5,017
Net unrealized appreciation (depreciation) of investments	(337)	(48,418)	(1,601)	(1,580)

Net increase (decrease) in net assets from operations	136	11,756	215	3,187
Changes from principal transactions:
Premiums	3,216	113,871	12,792	25,375
Surrenders and withdrawals	(1,141)	(115,811)	503	122,922
Death benefits	(128)	(23,001)	(220)	(412)
Transfers between Divisions (including fixed account), net	(4)	145	(12)	13

Increase (decrease) in net assets derived from principal transactions	1,943	(24,796)	13,063	147,898

Total increase (decrease) in net assets	2,079	(13,040)	13,278	151,085

Net assets at December 31, 2005	$19,172	$1,266,332	$48,425	$151,085

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Service Class	ING Oppenheimer Main Street Portfolio® - Service 2 Class	ING PIMCO Core Bond Portfolio - Service Class	ING PIMCO Core Bond Portfolio - Service 2 Class

Net assets at January 1, 2004	$494,911	$1,951	$514,027	$16,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,161)	(27)	4,040	221
Net realized gain (loss) on investments and capital gains distributions	(18,834)	102	7,889	134
Net unrealized appreciation (depreciation) of investments	72,757	175	2,633	164

Net increase (decrease) in net assets from operations	48,762	250	14,562	519
Changes from principal transactions:
Premiums	16,993	824	97,860	11,756
Surrenders and withdrawals	(62,983)	(116)	(38,003)	(614)
Death benefits	(10,005)	(61)	(6,917)	(333)
Transfers between Divisions (including fixed account), net	(40)	—	66	(18)

Increase (decrease) in net assets derived from principal transactions	(56,035)	647	53,006	10,791

Total increase (decrease) in net assets	(7,273)	897	67,568	11,310

Net assets at December 31, 2004	487,638	2,848	581,595	27,855

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,417)	(49)	8,956	319
Net realized gain (loss) on investments and capital gains distributions	394	52	10,293	352
Net unrealized appreciation (depreciation) of investments	20,294	147	(16,867)	(719)

Net increase (decrease) in net assets from operations	16,271	150	2,382	(48)
Changes from principal transactions:
Premiums	15,930	1,171	71,804	7,973
Surrenders and withdrawals	(62,861)	212	(29,075)	164
Death benefits	(9,540)	(26)	(7,229)	(198)
Transfers between Divisions (including fixed account), net	(37)	(5)	49	(7)

Increase (decrease) in net assets derived from principal transactions	(56,508)	1,352	35,549	7,932

Total increase (decrease) in net assets	(40,237)	1,502	37,931	7,884

Net assets at December 31, 2005	$447,401	$4,350	$619,526	$35,739

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$421,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,567	—	—	(7,972)
Net realized gain (loss) on investments and capital gains distributions	(3)	—	—	(139)
Net unrealized appreciation (depreciation) of investments	29,372	—	—	29,687

Net increase (decrease) in net assets from operations	44,936	—	—	21,576
Changes from principal transactions:
Premiums	60,150	—	—	46,631
Surrenders and withdrawals	555,624	—	—	(57,077)
Death benefits	(5,454)	—	—	(5,359)
Transfers between Divisions (including fixed account), net	(395)	—	—	(17)

Increase (decrease) in net assets derived from principal transactions	609,925	—	—	(15,822)

Total increase (decrease) in net assets	654,861	—	—	5,754

Net assets at December 31, 2004	654,861	—	—	427,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,331	(184)	(4,088)	(6,188)
Net realized gain (loss) on investments and capital gains distributions	6,949	49	691	7,112
Net unrealized appreciation (depreciation) of investments	(22,893)	2,279	17,176	6,550

Net increase (decrease) in net assets from operations	13,387	2,144	13,779	7,474
Changes from principal transactions:
Premiums	69,158	4,023	62,682	18,511
Surrenders and withdrawals	(104,056)	76,207	517,562	(77,715)
Death benefits	(9,117)	(118)	(1,007)	(4,695)
Transfers between Divisions (including fixed account), net	14	(3)	(20)	(78)

Increase (decrease) in net assets derived from principal transactions	(44,001)	80,109	579,217	(63,977)

Total increase (decrease) in net assets	(30,614)	82,253	592,996	(56,503)

Net assets at December 31, 2005	$624,247	$82,253	$592,996	$370,733

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Salomon Brothers All Cap Portfolio - Service 2 Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	ING T. Rowe Price Equity Income Portfolio - Service Class

Net assets at January 1, 2004	$6,124	$1,365,679	$20,206	$643,858

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	(12,856)	(277)	(7,981)
Net realized gain (loss) on investments and capital gains distributions	24	23,720	438	7,490
Net unrealized appreciation (depreciation) of investments	825	210,797	5,502	99,781

Net increase (decrease) in net assets from operations	654	221,661	5,663	99,290
Changes from principal transactions:
Premiums	7,041	316,296	25,440	192,239
Surrenders and withdrawals	996	(15,800)	4,304	(7,784)
Death benefits	(33)	(21,059)	(174)	(11,458)
Transfers between Divisions (including fixed account), net	(3)	27	(12)	45

Increase (decrease) in net assets derived from principal transactions	8,001	279,464	29,558	173,042

Total increase (decrease) in net assets	8,655	501,125	35,221	272,332

Net assets at December 31, 2004	14,779	1,866,804	55,427	916,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(330)	(15,328)	(826)	(8,424)
Net realized gain (loss) on investments and capital gains distributions	232	85,879	3,100	30,897
Net unrealized appreciation (depreciation) of investments	620	45,590	1,906	(5,030)

Net increase (decrease) in net assets from operations	522	116,141	4,180	17,443
Changes from principal transactions:
Premiums	6,090	372,946	27,683	100,383
Surrenders and withdrawals	(210)	(90,907)	4,940	(80,601)
Death benefits	(124)	(25,406)	(697)	(13,343)
Transfers between Divisions (including fixed account), net	(8)	(91)	(21)	44

Increase (decrease) in net assets derived from principal transactions	5,748	256,542	31,905	6,483

Total increase (decrease) in net assets	6,270	372,683	36,085	23,926

Net assets at December 31, 2005	$21,049	$2,239,487	$91,512	$940,116

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING Templeton Global Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service 2 Class	ING UBS U.S. Allocation Portfolio - Service Class

Net assets at January 1, 2004	$10,819	$352,387	$2,084	$68,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	(5,140)	(50)	(1,130)
Net realized gain (loss) on investments and capital gains distributions	378	6,718	74	(2)
Net unrealized appreciation (depreciation) of investments	2,005	29,309	328	8,967

Net increase (decrease) in net assets from operations	2,188	30,887	352	7,835
Changes from principal transactions:
Premiums	9,991	40,976	1,959	25,150
Surrenders and withdrawals	235	(36,553)	386	1,370
Death benefits	(126)	(4,654)	(14)	(941)
Transfers between Divisions (including fixed account), net	(16)	50	—	24

Increase (decrease) in net assets derived from principal transactions	10,084	(181)	2,331	25,603

Total increase (decrease) in net assets	12,272	30,706	2,683	33,438

Net assets at December 31, 2004	23,091	383,093	4,767	102,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(360)	(4,532)	(91)	(897)
Net realized gain (loss) on investments and capital gains distributions	1,517	8,603	152	1,170
Net unrealized appreciation (depreciation) of investments	(709)	22,661	394	4,474

Net increase (decrease) in net assets from operations	448	26,732	455	4,747
Changes from principal transactions:
Premiums	7,598	25,674	1,240	11,903
Surrenders and withdrawals	270	(55,678)	21	(1,532)
Death benefits	(124)	(6,208)	(15)	(1,381)
Transfers between Divisions (including fixed account), net	(4)	(43)	—	(26)

Increase (decrease) in net assets derived from principal transactions	7,740	(36,255)	1,246	8,964

Total increase (decrease) in net assets	8,188	(9,523)	1,701	13,711

Net assets at December 31, 2005	$31,279	$373,570	$6,468	$115,813

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING UBS U.S. Allocation Portfolio - Service 2 Class	ING Van Kampen Equity Growth Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service 2 Class	ING Van Kampen Global Franchise Portfolio - Service Class

Net assets at January 1, 2004	$963	$29,848	$5,909	$58,019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(784)	(182)	(1,862)
Net realized gain (loss) on investments and capital gains distributions	10	582	182	2,226
Net unrealized appreciation (depreciation) of investments	228	2,087	462	9,205

Net increase (decrease) in net assets from operations	215	1,885	462	9,569
Changes from principal transactions:
Premiums	1,748	9,844	4,021	41,118
Surrenders and withdrawals	285	(975)	(470)	9,323
Death benefits	(7)	(283)	(110)	(830)

Transfers between Divisions (including fixed account), net	—	10	(1)	9

Increase (decrease) in net assets derived from principal transactions	2,026	8,596	3,440	49,619

Total increase (decrease) in net assets	2,241	10,481	3,902	59,189

Net assets at December 31, 2004	3,204	40,329	9,811	117,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(860)	(239)	(3,512)
Net realized gain (loss) on investments and capital gains distributions	67	2,019	232	7,778
Net unrealized appreciation (depreciation) of investments	163	4,593	1,390	10,038

Net increase (decrease) in net assets from operations	184	5,752	1,383	14,304
Changes from principal transactions:
Premiums	1,078	6,439	2,047	54,687
Surrenders and withdrawals	243	8,620	(313)	28,388
Death benefits	—	(248)	(110)	(865)
Transfers between Divisions (including fixed account), net	(1)	(5)	(3)	(12)

Increase (decrease) in net assets derived from principal transactions	1,320	14,806	1,621	82,198

Total increase (decrease) in net assets	1,504	20,558	3,004	96,502

Net assets at December 31, 2005	$4,708	$60,887	$12,815	$213,710

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Global Franchise Portfolio - Service 2 Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service 2 Class	ING Van Kampen Real Estate Portfolio - Service Class

Net assets at January 1, 2004	$14,506	$705,253	$24,058	$330,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(578)	(6,111)	(312)	(1,332)
Net realized gain (loss) on investments and capital gains distributions	91	5,315	281	18,562
Net unrealized appreciation (depreciation) of investments	3,601	84,022	4,986	113,247

Net increase (decrease) in net assets from operations	3,114	83,226	4,955	130,477
Changes from principal transactions:
Premiums	19,169	52,622	21,974	101,854
Surrenders and withdrawals	3,105	(53,914)	2,497	(1,314)
Death benefits	(38)	(14,392)	(145)	(4,466)
Transfers between Divisions (including fixed account), net	(25)	1	(8)	(38)

Increase (decrease) in net assets derived from principal transactions	22,211	(15,683)	24,318	96,036

Total increase (decrease) in net assets	25,325	67,543	29,273	226,513

Net assets at December 31, 2004	39,831	772,796	53,331	557,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,216)	(6,646)	(853)	(6,290)
Net realized gain (loss) on investments and capital gains distributions	836	12,167	2,006	43,070
Net unrealized appreciation (depreciation) of investments	4,796	54,120	3,316	48,208

Net increase (decrease) in net assets from operations	4,416	59,641	4,469	84,988
Changes from principal transactions:
Premiums	20,498	49,104	11,542	125,458
Surrenders and withdrawals	1,812	(72,080)	1,450	(75,371)
Death benefits	(303)	(17,769)	(393)	(8,351)
Transfers between Divisions (including fixed account), net	(17)	(37)	(16)	(106)

Increase (decrease) in net assets derived from principal transactions	21,990	(40,782)	12,583	41,630

Total increase (decrease) in net assets	26,406	18,859	17,052	126,618

Net assets at December 31, 2005	$66,237	$791,655	$70,383	$683,995

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Real Estate Portfolio - Service 2 Class	ING VP Index Plus International Equity Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class

Net assets at January 1, 2004	$6,246	$—	$333,380	$1,639

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	—	(4,837)	(43)
Net realized gain (loss) on investments and capital gains distributions	303	—	(6,568)	45
Net unrealized appreciation (depreciation) of investments	3,445	—	41,710	274

Net increase (decrease) in net assets from operations	3,722	—	30,305	276
Changes from principal transactions:
Premiums	7,305	—	11,075	1,364
Surrenders and withdrawals	566	—	(53,111)	22
Death benefits	(35)	—	(6,690)	(11)
Transfers between Divisions (including fixed account), net	(5)	—	(29)	2

Increase (decrease) in net assets derived from principal transactions	7,831	—	(48,755)	1,377

Total increase (decrease) in net assets	11,553	—	(18,450)	1,653

Net assets at December 31, 2004	17,799	—	314,930	3,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(330)	—	(3,472)	(65)
Net realized gain (loss) on investments and capital gains distributions	1,450	1	3,819	107
Net unrealized appreciation (depreciation) of investments	2,244	(1)	9,505	76

Net increase (decrease) in net assets from operations	3,364	—	9,852	118
Changes from principal transactions:
Premiums	8,507	148	6,787	502
Surrenders and withdrawals	(466)	92	(46,768)	126
Death benefits	(208)	—	(7,086)	(30)
Transfers between Divisions (including fixed account), net	(6)	—	(25)	(1)

Increase (decrease) in net assets derived from principal transactions	7,827	240	(47,092)	597

Total increase (decrease) in net assets	11,191	240	(37,240)	715

Net assets at December 31, 2005	$28,990	$240	$277,690	$4,007

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class

Net assets at January 1, 2004	$—	$362	$—	$142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Net realized gain (loss) on investments and capital gains distributions	—	18	—	—
Net unrealized appreciation (depreciation) of investments	—	27	—	9

Net increase (decrease) in net assets from operations	—	45	—	7
Changes from principal transactions:
Premiums	—	324	—	140
Surrenders and withdrawals	—	(80)	—	2
Death benefits	—	—	—	—

Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	244	—	142

Total increase (decrease) in net assets	—	289	—	149

Net assets at December 31, 2004	—	651	—	291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(4)	(1)
Net realized gain (loss) on investments and capital gains distributions	—	50	14	12
Net unrealized appreciation (depreciation) of investments	(1)	(47)	45	(27)

Net increase (decrease) in net assets from operations	(1)	5	55	(16)
Changes from principal transactions:
Premiums	37	286	—	69
Surrenders and withdrawals	35	(262)	478	(285)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	1	—

Increase (decrease) in net assets derived from principal transactions	72	25	479	(216)

Total increase (decrease) in net assets	71	30	534	(232)

Net assets at December 31, 2005	$71	$681	$534	$59

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class

Net assets at January 1, 2004	$162	$1,028	$600	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(10)	(6)	—
Net realized gain (loss) on investments and capital gains distributions	38	168	25	—
Net unrealized appreciation (depreciation) of investments	22	126	27	—

Net increase (decrease) in net assets from operations	59	284	46	—
Changes from principal transactions:
Premiums	93	391	261	—
Surrenders and withdrawals	75	(255)	(98)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	168	136	163	—

Total increase (decrease) in net assets	227	420	209	—

Net assets at December 31, 2004	389	1,448	809	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(463)	(8)	(7)
Net realized gain (loss) on investments and capital gains distributions	76	514	35	(4)
Net unrealized appreciation (depreciation) of investments	(38)	1,024	(21)	21

Net increase (decrease) in net assets from operations	35	1,075	6	10
Changes from principal transactions:
Premiums	132	24,849	531	707
Surrenders and withdrawals	(72)	38,750	875	55
Death benefits	—	(89)	—	—
Transfers between Divisions (including fixed account), net	(1)	(6)	—	—

Increase (decrease) in net assets derived from principal transactions	59	63,504	1,406	762

Total increase (decrease) in net assets	94	64,579	1,412	772

Net assets at December 31, 2005	$483	$66,027	$2,221	$772

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Net assets at January 1, 2004	$—	$8,019	$6,151	$3,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(284)	(209)	(49)
Net realized gain (loss) on investments and capital gains distributions	—	1,350	998	47
Net unrealized appreciation (depreciation) of investments	1	5,819	1,706	380

Net increase (decrease) in net assets from operations	1	6,885	2,495	378
Changes from principal transactions:
Premiums	6	27,685	8,396	981
Surrenders and withdrawals	2	21,382	4,166	(419)
Death benefits	—	(129)	(57)	(11)
Transfers between Divisions (including fixed account), net	—	23	—	—

Increase (decrease) in net assets derived from principal transactions	8	48,961	12,505	551

Total increase (decrease) in net assets	9	55,846	14,998	929

Net assets at December 31, 2004	9	63,865	21,149	3,938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,179)	(378)	(35)
Net realized gain (loss) on investments and capital gains distributions	—	5,215	2,934	241
Net unrealized appreciation (depreciation) of investments	—	2,140	(948)	(216)

Net increase (decrease) in net assets from operations	—	6,176	1,608	(10)
Changes from principal transactions:
Premiums	9	26,618	5,408	150
Surrenders and withdrawals	(6)	(3,072)	(3,047)	(639)
Death benefits	—	(496)	(489)	(56)
Transfers between Divisions (including fixed account), net	—	(14)	3	—

Increase (decrease) in net assets derived from principal transactions	3	23,036	1,875	(545)

Total increase (decrease) in net assets	3	29,212	3,483	(555)

Net assets at December 31, 2005	$12	$93,077	$24,632	$3,383

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class

Net assets at January 1, 2004	$391	$408	$—	$1,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	—	(40)
Net realized gain (loss) on investments and capital gains distributions	—	34	—	193
Net unrealized appreciation (depreciation) of investments	45	37	—	153

Net increase (decrease) in net assets from operations	42	70	—	306
Changes from principal transactions:
Premiums	52	596	—	1,117
Surrenders and withdrawals	(41)	(43)	—	51
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	11	553	—	1,168

Total increase (decrease) in net assets	53	623	—	1,474

Net assets at December 31, 2004	444	1,031	—	3,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	(10)	19
Net realized gain (loss) on investments and capital gains distributions	43	46	632	978
Net unrealized appreciation (depreciation) of investments	(45)	(17)	2,620	743

Net increase (decrease) in net assets from operations	(3)	23	3,242	1,740
Changes from principal transactions:
Premiums	20	275	15	16,590
Surrenders and withdrawals	(184)	(333)	15,096	11,260
Death benefits	—	—	(45)	(37)
Transfers between Divisions (including fixed account), net	—	(1)	(1)	2

Increase (decrease) in net assets derived from principal transactions	(164)	(59)	15,065	27,815

Total increase (decrease) in net assets	(167)	(36)	18,307	29,555

Net assets at December 31, 2005	$277	$995	$18,307	$32,615

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class

Net assets at January 1, 2004	$—	$1,918	$13,880	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(18)	(1,538)	—
Net realized gain (loss) on investments and capital gains distributions	—	27	834	—
Net unrealized appreciation (depreciation) of investments	—	60	6,465	—

Net increase (decrease) in net assets from operations	—	69	5,761	—
Changes from principal transactions:
Premiums	—	505	82,588	—
Surrenders and withdrawals	—	(325)	11,253	—
Death benefits	—	(51)	(450)	—
Transfers between Divisions (including fixed account), net	—	—	(1)	—

Increase (decrease) in net assets derived from principal transactions	—	129	93,390	—

Total increase (decrease) in net assets	—	198	99,151	—

Net assets at December 31, 2004	—	2,116	113,031	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	16	(3,070)	(1)
Net realized gain (loss) on investments and capital gains distributions	4	36	1,075	—
Net unrealized appreciation (depreciation) of investments	(15)	(26)	14,115	11

Net increase (decrease) in net assets from operations	31	26	12,120	10
Changes from principal transactions:
Premiums	379	799	28,768	159
Surrenders and withdrawals	2,684	(155)	1,253	194
Death benefits	—	(12)	(539)	—
Transfers between Divisions (including fixed account), net	(1)	2	(17)	—

Increase (decrease) in net assets derived from principal transactions	3,062	634	29,465	353

Total increase (decrease) in net assets	3,093	660	41,585	363

Net assets at December 31, 2005	$3,093	$2,776	$154,616	$363

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	29
Net unrealized appreciation (depreciation) of investments	—	—	—	(6)

Net increase (decrease) in net assets from operations	—	—	—	18
Changes from principal transactions:
Premiums	—	—	—	151
Surrenders and withdrawals	—	—	—	(197)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	(46)

Total increase (decrease) in net assets	—	—	—	(28)

Net assets at December 31, 2004	—	—	—	529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	18
Net unrealized appreciation (depreciation) of investments	1	1	—	37

Net increase (decrease) in net assets from operations	1	1	—	50
Changes from principal transactions:
Premiums	20	5	—	149
Surrenders and withdrawals	26	13	5	3
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	(2)

Increase (decrease) in net assets derived from principal transactions	46	18	5	150

Total increase (decrease) in net assets	47	19	5	200

Net assets at December 31, 2005	$47	$19	$5	$729

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$2,295	$97	$37,583	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(1)	(1,414)	—
Net realized gain (loss) on investments and capital gains distributions	87	11	423	—
Net unrealized appreciation (depreciation) of investments	170	46	11,516	—

Net increase (decrease) in net assets from operations	236	56	10,525	—
Changes from principal transactions:
Premiums	529	212	47,110	—
Surrenders and withdrawals	(78)	16	8,611	—
Death benefits	—	—	(537)	—
Transfers between Divisions (including fixed account), net	—	293	(8)	—

Increase (decrease) in net assets derived from principal transactions	451	521	55,176	—

Total increase (decrease) in net assets	687	577	65,701	—

Net assets at December 31, 2004	2,982	674	103,284	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(41)	(2,267)	(55)
Net realized gain (loss) on investments and capital gains distributions	185	275	5,519	35
Net unrealized appreciation (depreciation) of investments	(18)	209	(266)	341

Net increase (decrease) in net assets from operations	154	443	2,986	321
Changes from principal transactions:
Premiums	815	2,406	53,148	665
Surrenders and withdrawals	(617)	3,629	10,038	3,197
Death benefits	(26)	(9)	(556)	(31)
Transfers between Divisions (including fixed account), net	—	85	23	(1)

Increase (decrease) in net assets derived from principal transactions	172	6,111	62,653	3,830

Total increase (decrease) in net assets	326	6,554	65,639	4,151

Net assets at December 31, 2005	$3,308	$7,228	$168,923	$4,151

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class S	ING VP Strategic Allocation Growth Portfolio - Class S	ING VP Strategic Allocation Income Portfolio - Class S

Net assets at January 1, 2004	$89	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	4	—	—	—
Net unrealized appreciation (depreciation) of investments	15	—	—	—

Net increase (decrease) in net assets from operations	18	—	—	—
Changes from principal transactions:
Premiums	119	—	—	—
Surrenders and withdrawals	30	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	149	—	—	—

Total increase (decrease) in net assets	167	—	—	—

Net assets at December 31, 2004	256	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(166)	1	—	—
Net realized gain (loss) on investments and capital gains distributions	33	—	—	—
Net unrealized appreciation (depreciation) of investments	882	8	1	2

Net increase (decrease) in net assets from operations	749	9	1	2
Changes from principal transactions:
Premiums	16,695	199	18	154
Surrenders and withdrawals	16,397	154	10	(38)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1	—	—	—

Increase (decrease) in net assets derived from principal transactions	33,093	353	28	116

Total increase (decrease) in net assets	33,842	362	29	118

Net assets at December 31, 2005	$34,098	$362	$29	$118

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class S	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3

Net assets at January 1, 2004	$1,723	$220,805	$167,331	$8,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(3,028)	(2,878)	(2,834)
Net realized gain (loss) on investments and capital gains distributions	45	2,635	1,607	(277)
Net unrealized appreciation (depreciation) of investments	43	2,488	3,468	1,616

Net increase (decrease) in net assets from operations	110	2,095	2,197	(1,495)
Changes from principal transactions:
Premiums	407	(121)	(53)	(3,730)
Surrenders and withdrawals	(464)	(49,141)	(55,388)	131,458
Death benefits	—	(2,750)	(836)	(487)
Transfers between Divisions (including fixed account), net	—	(33)	117	4,449

Increase (decrease) in net assets derived from principal transactions	(57)	(52,045)	(56,160)	131,690

Total increase (decrease) in net assets	53	(49,950)	(53,963)	130,195

Net assets at December 31, 2004	1,776	170,855	113,368	139,161

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	285	512	(253)
Net realized gain (loss) on investments and capital gains distributions	99	7,130	2,597	96
Net unrealized appreciation (depreciation) of investments	40	(8,740)	(4,631)	(1,798)

Net increase (decrease) in net assets from operations	145	(1,325)	(1,522)	(1,955)
Changes from principal transactions:
Premiums	964	(58)	(36)	(58)
Surrenders and withdrawals	(455)	(39,945)	(20,130)	(40,328)
Death benefits	—	(1,353)	(765)	(1,363)
Transfers between Divisions (including fixed account), net	1	46	13	—

Increase (decrease) in net assets derived from principal transactions	510	(41,310)	(20,918)	(41,749)

Total increase (decrease) in net assets	655	(42,635)	(22,440)	(43,704)

Net assets at December 31, 2005	$2,431	$128,220	$90,928	$95,457

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,053)	(369)	(95)	—
Net realized gain (loss) on investments and capital gains distributions	370	475	2	—
Net unrealized appreciation (depreciation) of investments	3,706	2,250	553	—

Net increase (decrease) in net assets from operations	3,023	2,356	460	—
Changes from principal transactions:
Premiums	2,664	1,737	749	13
Surrenders and withdrawals	68,258	38,807	58,719	1,255
Death benefits	(212)	(40)	—	—
Transfers between Divisions (including fixed account), net	2,640	228	386	—

Increase (decrease) in net assets derived from principal transactions	73,350	40,732	59,854	1,268

Total increase (decrease) in net assets	76,373	43,088	60,314	1,268

Net assets at December 31, 2004	76,373	43,088	60,314	1,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401)	(479)	(922)	(780)
Net realized gain (loss) on investments and capital gains distributions	1,001	976	363	107
Net unrealized appreciation (depreciation) of investments	(1,359)	(379)	758	684

Net increase (decrease) in net assets from operations	(759)	118	199	11
Changes from principal transactions:
Premiums	(33)	(11)	(6)	941
Surrenders and withdrawals	(14,734)	(5,909)	(17,900)	34,375
Death benefits	(287)	(205)	(360)	(24)
Transfers between Divisions (including fixed account), net	(3)	—	(3)	239

Increase (decrease) in net assets derived from principal transactions	(15,057)	(6,125)	(18,269)	35,531

Total increase (decrease) in net assets	(15,816)	(6,007)	(18,070)	35,542

Net assets at December 31, 2005	$60,557	$37,081	$42,244	$36,810

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(203)	(122)	(27)	(1)
Net realized gain (loss) on investments and capital gains distributions	40	4	6	—
Net unrealized appreciation (depreciation) of investments	258	9	(66)	3

Net increase (decrease) in net assets from operations	95	(109)	(87)	2
Changes from principal transactions:
Premiums	138	143	372	—
Surrenders and withdrawals	14,698	16,182	12,045	1,481
Death benefits	(183)	—	—	—
Transfers between Divisions (including fixed account), net	408	277	174	(1)

Increase (decrease) in net assets derived from principal transactions	15,061	16,602	12,591	1,480

Total increase (decrease) in net assets	15,156	16,493	12,504	1,482

Net assets at December 31, 2005	$15,156	$16,493	$12,504	$1,482

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		ING VP Global
	ING VP Global	Science and	ING VP	ING VP Index
	Equity	Technology	Growth	Plus LargeCap
	Dividend Portfolio	Portfolio - Class S	Portfolio - Class S	Portfolio - Class S

Net assets at January 1, 2004	$50,319	$—	$292	$59,693

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(758)	—	(3)	(922)
Net realized gain (loss) on investments and capital gains distributions	26	—	3	1,034
Net unrealized appreciation (depreciation) of investments	4,200	—	19	8,335

Net increase (decrease) in net assets from operations	3,468	—	19	8,447
Changes from principal transactions:
Premiums	7,521	—	58	47,213
Surrenders and withdrawals	(4,553)	—	(13)	13,556
Death benefits	(652)	—	—	(747)
Transfers between Divisions (including fixed account), net	(30)	—	—	(7)

Increase (decrease) in net assets derived from principal transactions	2,286	—	45	60,015

Total increase (decrease) in net assets	5,754	—	64	68,462

Net assets at December 31, 2004	56,073	—	356	128,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	522	—	(2)	(1,382)
Net realized gain (loss) on investments and capital gains distributions	1,206	—	22	4,313
Net unrealized appreciation (depreciation) of investments	(472)	6	—	2,136

Net increase (decrease) in net assets from operations	1,256	6	20	5,067
Changes from principal transactions:
Premiums	5,475	66	18	43,426
Surrenders and withdrawals	(2,112)	6	(109)	(1,802)
Death benefits	(539)	—	—	(1,087)
Transfers between Divisions (including fixed account), net	(10)	—	—	(11)

Increase (decrease) in net assets derived from principal transactions	2,814	72	(91)	40,526

Total increase (decrease) in net assets	4,070	78	(71)	45,593

Net assets at December 31, 2005	$60,143	$78	$285	$173,748

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus MidCap	Plus SmallCap	International	Company
	Portfolio - Class	Portfolio - Class	Equity Portfolio	Portfolio - Class
	S	S	- Class S	S

Net assets at January 1, 2004	$19,893	$16,341	$197	$876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(566)	(581)	—	(7)
Net realized gain (loss) on investments and capital gains distributions	480	1,882	27	59
Net unrealized appreciation (depreciation) of investments	7,708	6,657	7	81

Net increase (decrease) in net assets from operations	7,622	7,958	34	133
Changes from principal transactions:
Premiums	32,859	25,171	(14)	398
Surrenders and withdrawals	19,038	19,611	48	(140)
Death benefits	(133)	(125)	—	—
Transfers between Divisions (including fixed account), net	10	29	—	—

Increase (decrease) in net assets derived from principal transactions	51,774	44,686	34	258

Total increase (decrease) in net assets	59,396	52,644	68	391

Net assets at December 31, 2004	79,289	68,985	265	1,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,103)	(1,975)	(1)	(11)
Net realized gain (loss) on investments and capital gains distributions	12,498	8,389	24	77
Net unrealized appreciation (depreciation) of investments	1,873	(48)	22	29

Net increase (decrease) in net assets from operations	12,268	6,366	45	95
Changes from principal transactions:
Premiums	55,094	47,100	51	112
Surrenders and withdrawals	31,718	23,185	(10)	(180)
Death benefits	(722)	(850)	—	—
Transfers between Divisions (including fixed account), net	(13)	(15)	2	—

Increase (decrease) in net assets derived from principal transactions	86,077	69,420	43	(68)

Total increase (decrease) in net assets	98,345	75,786	88	27

Net assets at December 31, 2005	$177,634	$144,771	$353	$1,294

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			ING VP
	ING VP Value	ING VP	Financial	ING VP
	Opportunity	Convertible	Services	International
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Value Portfolio
	S	S	S	- Class S

Net assets at January 1, 2004	$2,270	$3,925	$—	$534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	52	(76)	1
Net realized gain (loss) on investments and capital gains distributions	(28)	371	250	79
Net unrealized appreciation (depreciation) of investments	300	23	1,011	75

Net increase (decrease) in net assets from operations	247	446	1,185	155
Changes from principal transactions:
Premiums	768	3,422	7,290	488
Surrenders and withdrawals	216	844	5,845	91
Death benefits	(24)	(29)	(59)	(24)
Transfers between Divisions (including fixed account), net	1	—	(11)	—

Increase (decrease) in net assets derived from principal transactions	961	4,237	13,065	555

Total increase (decrease) in net assets	1,208	4,683	14,250	710

Net assets at December 31, 2004	3,478	8,608	14,250	1,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	75	(318)	20
Net realized gain (loss) on investments and capital gains distributions	222	154	1,937	138
Net unrealized appreciation (depreciation) of investments	(189)	(316)	3,252	73

Net increase (decrease) in net assets from operations	(11)	(87)	4,871	231
Changes from principal transactions:
Premiums	246	866	9,458	1,097
Surrenders and withdrawals	24,817	(1,389)	47,475	279
Death benefits	(1)	(62)	(70)	(6)
Transfers between Divisions (including fixed account), net	8	6	(4)	1

Increase (decrease) in net assets derived from principal transactions	25,070	(579)	56,859	1,371

Total increase (decrease) in net assets	25,059	(666)	61,730	1,602

Net assets at December 31, 2005	$28,537	$7,942	$75,980	$2,846

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP		ING VP
	LargeCap	ING VP	MidCap
	Growth	MagnaCap	Opportunities	ING VP Real
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Estate Portfolio
	S	S	S	- Class S

Net assets at January 1, 2004	$1,941	$27,551	$280	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	(173)	(463)	—
Net realized gain (loss) on investments and capital gains distributions	77	(52)	(155)	—
Net unrealized appreciation (depreciation) of investments	88	2,072	2,117	—

Net increase (decrease) in net assets from operations	198	1,847	1,499	—
Changes from principal transactions:
Premiums	4	4,162	5,124	—
Surrenders and withdrawals	(265)	(3,652)	25,160	—
Death benefits	(5)	(261)	(105)	—
Transfers between Divisions (including fixed account), net	—	(8)	(3)	—

Increase (decrease) in net assets derived from principal transactions	(266)	241	30,176	—

Total increase (decrease) in net assets	(68)	2,088	31,675	—

Net assets at December 31, 2004	1,873	29,639	31,955	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(242)	(708)	4
Net realized gain (loss) on investments and capital gains distributions	63	6,811	482	7
Net unrealized appreciation (depreciation) of investments	(15)	(5,179)	2,587	17

Net increase (decrease) in net assets from operations	23	1,390	2,361	28
Changes from principal transactions:
Premiums	8	687	2,454	418
Surrenders and withdrawals	(143)	(31,253)	(5,405)	183
Death benefits	(26)	(451)	(95)	—
Transfers between Divisions (including fixed account), net	1	(12)	(11)	(1)

Increase (decrease) in net assets derived from principal transactions	(160)	(31,029)	(3,057)	600

Total increase (decrease) in net assets	(137)	(29,639)	(696)	628

Net assets at December 31, 2005	$1,736	$—	$31,259	$628

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP
	SmallCap	ING VP	ING VP	Janus Aspen
	Opportunities	Balanced	Intermediate	Series Balanced
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Portfolio -
	S	S	Class S	Service Shares

Net assets at January 1, 2004	$90,453	$1,231	$71,483	$4,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,040)	25	9,098	59
Net realized gain (loss) on investments and capital gains distributions	(2,947)	41	5,223	115
Net unrealized appreciation (depreciation) of investments	12,096	154	(10,965)	127

Net increase (decrease) in net assets from operations	7,109	220	3,356	301
Changes from principal transactions:
Premiums	21,987	1,454	119,065	376
Surrenders and withdrawals	(15,293)	215	12,003	(855)
Death benefits	(534)	—	(2,445)	—
Transfers between Divisions (including fixed account), net	(24)	—	(97)	—

Increase (decrease) in net assets derived from principal transactions	6,136	1,669	128,526	(479)

Total increase (decrease) in net assets	13,245	1,889	131,882	(178)

Net assets at December 31, 2004	103,698	3,120	203,365	4,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,357)	36	4,793	(10)
Net realized gain (loss) on investments and capital gains distributions	3,397	97	(570)	333
Net unrealized appreciation (depreciation) of investments	5,832	(45)	(2,599)	(444)

Net increase (decrease) in net assets from operations	6,872	88	1,624	(121)
Changes from principal transactions:
Premiums	12,589	766	46,486	13
Surrenders and withdrawals	(9,973)	(805)	51,097	(4,156)
Death benefits	(731)	—	(1,771)	(20)
Transfers between Divisions (including fixed account), net	(23)	1	(27)	(2)

Increase (decrease) in net assets derived from principal transactions	1,862	(38)	95,785	(4,165)

Total increase (decrease) in net assets	8,734	50	97,409	(4,286)

Net assets at December 31, 2005	$112,432	$3,170	$300,774	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			Janus Aspen
	Janus Aspen		Series
	Series Flexible	Janus Aspen	Worldwide	Colonial Small
	Income	Series Growth	Growth	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Fund VS Class
	Service Shares	Service Shares	Service Shares	B

Net assets at January 1, 2004	$1,873	$1,007	$7,200	$40,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	(8)	(34)	(2,288)
Net realized gain (loss) on investments and capital gains distributions	17	51	222	6,501
Net unrealized appreciation (depreciation) of investments	(58)	(33)	(25)	25,388

Net increase (decrease) in net assets from operations	52	10	163	29,601
Changes from principal transactions:
Premiums	240	86	863	121,588
Surrenders and withdrawals	(360)	(351)	(1,407)	48,842
Death benefits	(37)	—	(100)	(566)
Transfers between Divisions (including fixed account), net	—	—	—	(40)

Increase (decrease) in net assets derived from principal transactions	(157)	(265)	(644)	169,824

Total increase (decrease) in net assets	(105)	(255)	(481)	199,425

Net assets at December 31, 2004	1,768	752	6,719	240,424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2)	(29)	(6,928)
Net realized gain (loss) on investments and capital gains distributions	(48)	61	552	4,064
Net unrealized appreciation (depreciation) of investments	53	(101)	(812)	15,535

Net increase (decrease) in net assets from operations	—	(42)	(289)	12,671
Changes from principal transactions:
Premiums	—	5	18	83,430
Surrenders and withdrawals	(1,769)	(716)	(6,410)	13,994
Death benefits	—	—	(38)	(1,657)
Transfers between Divisions (including fixed account), net	1	1	—	(45)

Increase (decrease) in net assets derived from principal transactions	(1,768)	(710)	(6,430)	95,722

Total increase (decrease) in net assets	(1,768)	(752)	(6,719)	108,393

Net assets at December 31, 2005	$—	$—	$—	$348,817

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer	Oppenheimer
	Global	Main Street	Oppenheimer	PIMCO Real
	Securities	Small Cap	Strategic Bond	Return
	Fund/VA -	Fund®/VA -	Fund/VA -	Portfolio -
	Service Class	Service Class	Service Class	Admin Class

Net assets at January 1, 2004	$2,901	$—	$702	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	35	—
Net realized gain (loss) on investments and capital gains distributions	244	—	15	—
Net unrealized appreciation (depreciation) of investments	844	—	42	—

Net increase (decrease) in net assets from operations	1,085	—	92	—
Changes from principal transactions:
Premiums	2,855	—	801	—
Surrenders and withdrawals	799	—	(99)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	3,654	—	702	—

Total increase (decrease) in net assets	4,739	—	794	—

Net assets at December 31, 2004	7,640	—	1,496	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	—	57	2
Net realized gain (loss) on investments and capital gains distributions	823	—	(18)	4
Net unrealized appreciation (depreciation) of investments	(1,329)	2	(56)	(4)

Net increase (decrease) in net assets from operations	(463)	2	(17)	2
Changes from principal transactions:
Premiums	220	75	20	288
Surrenders and withdrawals	(7,396)	14	(1,499)	63
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	(7,177)	89	(1,479)	350

Total increase (decrease) in net assets	(7,640)	91	(1,496)	352

Net assets at December 31, 2005	$—	$91	$—	$352

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	PIMCO
	StocksPLUS®	Pioneer Equity-		Pioneer Mid
	Growth and	Income VCT	Pioneer Fund	Cap Value VCT
	Income Admin	Portfolio - Class	VCT Portfolio -	Portfolio - Class
	Class	II	Class II	II

Net assets at January 1, 2004	$190,536	$1,010	$62,533	$190,493

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(349)	16	(887)	(6,561)
Net realized gain (loss) on investments and capital gains distributions	693	32	2,645	6,183
Net unrealized appreciation (depreciation) of investments	13,866	129	4,835	67,636

Net increase (decrease) in net assets from operations	14,210	177	6,593	67,258
Changes from principal transactions:
Premiums	443	324	15,825	189,367
Surrenders and withdrawals	(30,020)	148	(507)	40,718
Death benefits	(4,111)	—	(895)	(2,106)
Transfers between Divisions (including fixed account), net	(35)	—	(24)	(30)

Increase (decrease) in net assets derived from principal transactions	(33,723)	472	14,399	227,949

Total increase (decrease) in net assets	(19,513)	649	20,992	295,207

Net assets at December 31, 2004	171,023	1,659	83,525	485,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	550	32	(661)	(7,126)
Net realized gain (loss) on investments and capital gains distributions	2,246	83	14,455	116,699
Net unrealized appreciation (depreciation) of investments	(992)	4	(13,119)	(95,698)

Net increase (decrease) in net assets from operations	1,804	119	675	13,875
Changes from principal transactions:
Premiums	686	1,669	3,998	39,587
Surrenders and withdrawals	(29,950)	(13)	(87,779)	(536,646)
Death benefits	(3,105)	(6)	(409)	(2,452)
Transfers between Divisions (including fixed account), net	(9)	1	(10)	(64)

Increase (decrease) in net assets derived from principal transactions	(32,378)	1,651	(84,200)	(499,575)

Total increase (decrease) in net assets	(30,574)	1,770	(83,525)	(485,700)

Net assets at December 31, 2005	$140,449	$3,429	$—	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer Small
	Company VCT			ProFund VP
	Portfolio - Class	ProFund VP	ProFund VP	Rising Rates
	II	Bull	Europe 30	Opportunity

Net assets at January 1, 2004	$6,391	$85,664	$32,874	$22,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(123)	(1,816)	(653)	(860)
Net realized gain (loss) on investments and capital gains distributions	72	5,247	2,975	(3,764)
Net unrealized appreciation (depreciation) of investments	851	1,952	679	(4,848)

Net increase (decrease) in net assets from operations	800	5,383	3,001	(9,472)
Changes from principal transactions:
Premiums	2,002	10,550	6,560	17,704
Surrenders and withdrawals	(1,161)	5,504	(4,788)	21,575
Death benefits	(49)	(982)	(448)	(438)
Transfers between Divisions (including fixed account), net	(1)	26	38	34

Increase (decrease) in net assets derived from principal transactions	791	15,098	1,362	38,875

Total increase (decrease) in net assets	1,591	20,481	4,363	29,403

Net assets at December 31, 2004	7,982	106,145	37,237	52,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(1,388)	(649)	(1,185)
Net realized gain (loss) on investments and capital gains distributions	1,056	5,190	4,841	(9,704)
Net unrealized appreciation (depreciation) of investments	(960)	(4,160)	(2,629)	4,353

Net increase (decrease) in net assets from operations	(34)	(358)	1,563	(6,536)
Changes from principal transactions:
Premiums	407	3,946	4,951	8,960
Surrenders and withdrawals	(1,232)	(34,816)	(5,684)	(3,832)
Death benefits	(125)	(611)	(689)	(375)
Transfers between Divisions (including fixed account), net	(1)	3	(6)	13

Increase (decrease) in net assets derived from principal transactions	(951)	(31,478)	(1,428)	4,766

Total increase (decrease) in net assets	(985)	(31,836)	135	(1,770)

Net assets at December 31, 2005	$6,997	$74,309	$37,372	$50,608

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			SP William
			Blair
			International	Putnam VT
		Jennison	Growth	Discovery
	ProFund VP	Portfolio - Class	Portfolio - Class	Growth - Class
	Small-Cap	II	II	IB Shares

Net assets at January 1, 2004	$127,245	$58,724	$68,613	$3,173

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,413)	(1,246)	(1,966)	(50)
Net realized gain (loss) on investments and capital gains distributions	8,020	1,383	7,239	(29)
Net unrealized appreciation (depreciation) of investments	7,782	4,180	6,690	229

Net increase (decrease) in net assets from operations	13,389	4,317	11,963	150
Changes from principal transactions:
Premiums	22,429	6,205	25,257	88
Surrenders and withdrawals	(14,351)	(1,358)	3,106	(358)
Death benefits	(1,050)	(791)	(553)	(22)
Transfers between Divisions (including fixed account), net	(18)	(12)	(6)	—

Increase (decrease) in net assets derived from principal transactions	7,010	4,044	27,804	(292)

Total increase (decrease) in net assets	20,399	8,361	39,767	(142)

Net assets at December 31, 2004	147,644	67,085	108,380	3,031

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,373)	(943)	(1,371)	(32)
Net realized gain (loss) on investments and capital gains distributions	14,996	17,586	20,771	588
Net unrealized appreciation (depreciation) of investments	(14,537)	(14,001)	(15,242)	(547)

Net increase (decrease) in net assets from operations	(1,914)	2,642	4,158	9
Changes from principal transactions:
Premiums	11,110	1,356	5,594	7
Surrenders and withdrawals	(39,607)	(70,405)	(117,487)	(3,041)
Death benefits	(762)	(668)	(625)	(4)
Transfers between Divisions (including fixed account), net	(11)	(10)	(20)	(2)

Increase (decrease) in net assets derived from principal transactions	(29,270)	(69,727)	(112,538)	(3,040)

Total increase (decrease) in net assets	(31,184)	(67,085)	(108,380)	(3,031)

Net assets at December 31, 2005	$116,460	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Putnam VT
	Putnam VT	International	Liberty Asset
	Growth and	Growth and	Allocation Fund	Liberty Equity
	Income Fund -	Income Fund -	Var. Series	Fund Var.
	Class IB Shares	Class IB Shares	Class A	Series Class A

Net assets at January 1, 2004	$3,201	$4,299	$601	$648

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(11)	3	(7)
Net realized gain (loss) on investments and capital gains distributions	54	462	10	(46)
Net unrealized appreciation (depreciation) of investments	237	194	32	86

Net increase (decrease) in net assets from operations	291	645	45	33
Changes from principal transactions:
Premiums	315	295	—	1
Surrenders and withdrawals	(245)	(1,630)	(45)	(57)
Death benefits	(200)	—	—	(7)
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(130)	(1,335)	(45)	(63)

Total increase (decrease) in net assets	161	(690)	—	(30)

Net assets at December 31, 2004	3,362	3,609	601	618

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(23)	5	(1)
Net realized gain (loss) on investments and capital gains distributions	661	280	25	(140)
Net unrealized appreciation (depreciation) of investments	(645)	116	(6)	141

Net increase (decrease) in net assets from operations	30	373	24	—
Changes from principal transactions:
Premiums	5	7	—	1
Surrenders and withdrawals	(3,393)	(562)	(101)	(618)
Death benefits	(3)	(56)	—	—
Transfers between Divisions (including fixed account), net	(1)	—	(1)	(1)

Increase (decrease) in net assets derived from principal transactions	(3,392)	(611)	(102)	(618)

Total increase (decrease) in net assets	(3,362)	(238)	(78)	(618)

Net assets at December 31, 2005	$—	$3,371	$523	$—

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Liberty Small
	Liberty Federal	Company
	Securities Fund	Growth Fund		Smith Barney
	Var. Series	Var. Series	Smith Barney	International
	Class A	Class A	High Income	All Cap Growth

Net assets at January 1, 2004	$87	$75	$308	$221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(2)	17	(1)
Net realized gain (loss) on investments and capital gains distributions	—	13	(42)	(15)
Net unrealized appreciation (depreciation) of investments	(2)	(7)	48	47

Net increase (decrease) in net assets from operations	1	4	23	31
Changes from principal transactions:
Premiums	—	—	—	5
Surrenders and withdrawals	2	2	(66)	(43)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	2	2	(66)	(38)

Total increase (decrease) in net assets	3	6	(43)	(7)

Net assets at December 31, 2004	90	81	265	214

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	13	—
Net realized gain (loss) on investments and capital gains distributions	—	2	(44)	(4)
Net unrealized appreciation (depreciation)of investments	(3)	—	32	18

Net increase (decrease) in net assets from operations	1	1	1	14
Changes from principal transactions:
Premiums	—	—	—	1
Surrenders and withdrawals	(6)	(4)	(81)	(83)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	(2)

Increase (decrease) in net assets derived from principal transactions	(6)	(4)	(81)	(84)

Total increase (decrease) in net assets	(5)	(3)	(80)	(70)

Net assets at December 31, 2005	$85	$78	$185	$144

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			UBS U.S.	Wells Fargo
	Smith Barney	Smith Barney	Allocation	Advantage
	Large Cap	Money Market	Portfolio - Class	Asset Allocation
	Value SB	SB	I	Fund

Net assets at January 1, 2004	$405	$50	$4,584	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(5)	(48)	6
Net realized gain (loss) on investments and capital gains distributions	(7)	—	47	23
Net unrealized appreciation (depreciation) of investments	42	—	461	93

Net increase (decrease) in net assets from operations	37	(5)	460	122
Changes from principal transactions:
Premiums	14	—	698	1,648
Surrenders and withdrawals	(34)	(8)	196	85
Death benefits	—	—	(111)	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(20)	(8)	783	1,733

Total increase (decrease) in net assets	17	(13)	1,243	1,855

Net assets at December 31, 2004	422	37	5,827	1,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	13	(7)
Net realized gain (loss) on investments and capital gains distributions	(15)	—	978	80
Net unrealized appreciation (depreciation) of investments	31	—	(901)	30

Net increase (decrease) in net assets from operations	15	(2)	90	103
Changes from principal transactions:
Premiums	2	—	—	841
Surrenders and withdrawals	(145)	(11)	(5,696)	485
Death benefits	—	—	(222)	—
Transfers between Divisions (including fixed account), net	8	—	1	(1)

Increase (decrease) in net assets derived from principal transactions	(135)	(11)	(5,917)	1,325

Total increase (decrease) in net assets	(120)	(13)	(5,827)	1,428

Net assets at December 31, 2005	$302	$24	$—	$3,308

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Wells Fargo		Wells Fargo
	Advantage	Wells Fargo	Advantage	Wells Fargo
	C&B Large	Advantage	Large	Advantage
	Cap Value	Equity Income	Company	Money Market
	Fund	Fund	Growth Fund	Fund

Net assets at January 1, 2004	$—	$11	$34	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(25)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	1	(2)	—
Net unrealized appreciation (depreciation) of investments	12	54	106	—

Net increase (decrease) in net assets from operations	12	54	79	(2)
Changes from principal transactions:
Premiums	136	632	1,924	2,310
Surrenders and withdrawals	63	185	229	(1,939)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	199	817	2,153	371

Total increase (decrease) in net assets	211	871	2,232	369

Net assets at December 31, 2004	211	882	2,266	369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(10)	(63)	6
Net realized gain (loss) on investments and capital gains distributions	2	14	3	—
Net unrealized appreciation (depreciation) of investments	2	26	192	—

Net increase (decrease) in net assets from operations	(1)	30	132	6
Changes from principal transactions:
Premiums	265	129	350	8,137
Surrenders and withdrawals	93	(4)	380	(7,728)
Death benefits	—	(31)	(20)	—
Transfers between Divisions (including fixed account), net	—	1	1	—

Increase (decrease) in net assets derived from principal transactions	358	95	711	409

Total increase (decrease) in net assets	357	125	843	415

Net assets at December 31, 2005	$568	$1,007	$3,109	$784

The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Total Return
	Growth Fund	Bond Fund

Net assets at January 1, 2004	$7	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	3
Net realized gain (loss) on investments and capital gains distributions	1	8
Net unrealized appreciation (depreciation) of investments	55	(5)

Net increase (decrease) in net assets from operations	52	6
Changes from principal transactions:
Premiums	403	346
Surrenders and withdrawals	107	132
Death benefits	—	—
Transfers between Divisions (including fixed account), net	—	—

Increase (decrease) in net assets derived from principal transactions	510	478

Total increase (decrease) in net assets	562	484

Net assets at December 31, 2004	569	484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	15
Net realized gain (loss) on investments and capital gains distributions	1	(4)
Net unrealized appreciation (depreciation) of investments	55	(13)

Net increase (decrease) in net assets from operations	39	(2)
Changes from principal transactions:
Premiums	82	720
Surrenders and withdrawals	92	246
Death benefits	—	(55)
Transfers between Divisions (including fixed account), net	—	(1)

Increase (decrease) in net assets derived from principal transactions	174	910

Total increase (decrease) in net assets	213	908

Net assets at December 31, 2005	$782	$1,392

The accompanying notes are an integral part of these financial statements.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

1.	Organization

Separate Account B of ING USA Annuity and Life Insurance Company (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

On January 1, 2004 (the “merger date”), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the “Merger Companies”), merged with and into Golden American Life Insurance Company (“Golden American”). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

During 2005, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Contracts, and ING Wells Fargo Contracts. ING GoldenSelect Contracts sold by ING USA during 2005 included Access, Premium Plus, ESII, Landmark, Legends, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity, Advantage, Simplicity, and Signature Contracts. ING Wells Fargo Contracts included ING Wells Fargo Opportunities and ING Wells Fargo Landmark Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA Series 100, Granite PrimElite and Value Contracts for sale to the public as of May 1, 2003.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2005, the Account had 192 investment divisions (the “Divisions”), 33 of which invest in independently managed mutual funds and 159 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series (“Series,” which may also be referred to as “Portfolio” or “Fund”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Large Cap Growth Fund VS Class A:
Columbia Large Cap Growth Fund VS Class A**
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Greenwich Street Series Fund:
Appreciation Portfolio
ING GET Fund:
ING GET Fund - Series N
ING GET Fund - Series P
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Evergreen Health Sciences Portfolio – Class S*
ING Evergreen Omega Portfolio - Class A*
ING Evergreen Omega Portfolio - Service Class*
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING FMRSM Earnings Growth Portfolio - Service Class**
ING FMRSM Earnings Growth Portfolio - Service 2 Class**
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Goldman Sachs TollkeeperSM Portfolio - Service Class
ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class
ING International Portfolio - Service Class
ING International Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class**
ING JPMorgan Value Opportunities Portfolio - Service 2 Class**
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class*
ING LifeStyle Growth Portfolio - Service 1 Class*
ING LifeStyle Moderate Growth Portfolio - Service 1 Class*
ING LifeStyle Moderate Portfolio - Service 1 Class*
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

ING Investors Trust (continued):
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING MarketPro Portfolio - Class S**
ING MarketPro Portfolio - Class S2**
ING MarketStyle Growth Portfolio - Class S**
ING MarketStyle Moderate Growth Portfolio - Class S**
ING MarketStyle Moderate Portfolio - Class S**
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service Class**
ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service 2 Class
ING MFS Mid Cap Growth Portfolio - Service Class
ING MFS Mid Cap Growth Portfolio - Service 2 Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class**
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class*
ING Pioneer Fund Portfolio - Service Class**
ING Pioneer Mid Cap Value Portfolio - Service Class**
ING Salomon Brothers All Cap Portfolio - Service Class
ING Salomon Brothers All Cap Portfolio - Service 2 Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class

ING Investors Trust (continued):
ING VP Index Plus International Equity Portfolio - Service Class**
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class**
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING American Century Select Portfolio - Initial Class**
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class**
ING Goldman Sachs® Capital Growth Portfolio - Service Class*
ING JPMorgan Fleming International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class
ING MFS Capital Opportunities Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class**
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class**
ING PIMCO Total Return Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class**
ING Solution 2025 Portfolio - Service Class**
ING Solution 2035 Portfolio - Service Class**
ING Solution 2045 Portfolio - Service Class**
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class**
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class S**
ING VP Strategic Allocation Growth Portfolio - Class S**
ING VP Strategic Allocation Income Portfolio - Class S**
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4*
ING GET U.S. Core Portfolio - Series 5*
ING GET U.S. Core Portfolio - Series 6*
ING GET U.S. Core Portfolio - Series 7*
ING GET U.S. Core Portfolio - Series 8**
ING GET U.S. Core Portfolio - Series 9**
ING GET U.S. Core Portfolio - Series 10**
ING GET U.S. Core Portfolio - Series 11**
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S**
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S*
ING VP International Value Portfolio - Class S
ING VP LargeCap Growth Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S**
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B

Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class**
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class**
PIMCO StocksPLUS® Growth and Income Admin Class
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II
Pioneer Small Company VCT Portfolio - Class II
ProFunds VP:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Putnam Variable Trust:
Putnam VT International Growth and Income Fund - Class IB Shares
Steinroe Variable Investment Trust:
Liberty Asset Allocation Fund Var. Series Class A
Liberty Federal Securities Fund Var. Series Class A
Liberty Small Company Growth Fund Var. Series Class A
Travelers Series Fund, Inc.:
Smith Barney High Income
Smith Barney International All Cap Growth
Smith Barney Large Cap Value SB
Smith Barney Money Market SB
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund*
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund*
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund*

* Division added in 2004
** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name

Greenwich Street Series Fund:
Appreciation Portfolio
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class

Former Name

Greenwich Street Series Fund:
Smith Barney Greenwich Appreciation
ING Investors Trust:
ING Alliance Mid Cap Growth Portfolio - Service Class
ING Alliance Mid Cap Growth Portfolio - Adviser Class
ING Capital Guardian Small Cap Portfolio - Service Class
ING Capital Guardian Small Cap Portfolio - Adviser Class

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Current Name

ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian US Equities Portfolio - Service 2 Class
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class
ING International Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value - Service 2 Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service 2 Class
ING Mercury Large Cap Value Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service 2 Class
ING MFS Mid Cap Growth Portfolio - Service 2 Class
ING MFS Total Return Portfolio - Service 2 Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING Salomon Brothers All Cap Portfolio - Service 2 Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class

Former Name

ING Capital Guardian Large Cap Value Portfolio-Service Class
ING Capital Guardian Large Cap Value Portfolio - Adviser Class
ING Eagle Asset Capital Appreciation Portfolio - Adviser Class
ING Evergreen Health Sciences - Adviser Class
ING FMR Diversified Mid Cap Portfolio - Adviser Class
ING Hard Assets Portfolio - Service Class
ING Hard Assets Portfolio - Adviser Class
ING Goldman Sachs TollkeeperSM Portfolio - Adviser Class
ING International Portfolio - Adviser Class
ING Janus Special Equity Portfolio - Service Class
ING Janus Special Equity Portfolio - Adviser Class
ING Developing World Portfolio - Adviser Class
ING Developing World Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Adviser Class
ING Julius Baer Foreign Portfolio - Adviser Class
ING Legg Mason Value Portfolio - Adviser Class
ING Liquid Assets Portfolio - Adviser Class
ING Salomon Brothers Investors Portfolio - Service Class
ING Salomon Brothers Investors Portfolio - Adviser Class
ING Marsico Growth Portfolio - Adviser Class
ING Mercury Focus Value Portfolio - Service Class
ING Mercury Focus Value Portfolio - Adviser Class
ING MFS Mid Cap Growth Portfolio - Adviser Class
ING MFS Total Return Portfolio - Adviser Class
ING Oppenheimer Main Street Portfolio - Adviser Class
ING PIMCO Core Bond Portfolio - Adviser Class
ING Salomon Brothers All Cap Portfolio - Adviser Class
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING Capital Guardian Managed Global Portfolio-Service Class
ING Capital Guardian Managed Global Portfolio - Adviser Class

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Current Name

ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Equity Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

Former Name

ING UBS U.S. Balanced Portfolio - Service Class
ING UBS U.S. Balanced Portfolio - Adviser Class
ING Van Kampen Equity Growth Portfolio - Adviser Class
ING Van Kampen Global Franchise Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Adviser Class
ING Jennison Equity Opportunities Portfolio - Service Class
ING Jennison Equity Opportunities Portfolio - Adviser Class
ING Partners, Inc.:
ING Salomon Brothers Investors Value Portfolio - Service Class
ING Salomon Brothers Fundamental Value Portfolio - Service Class
ING Variable Insurance Trust:
ING VP Worldwide Growth Portfolio
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo VT Asset Allocation Fund
Wells Fargo VT Equity Value Fund
Wells Fargo VT Equity Income Fund
Wells Fargo VT Large Company Growth Fund
Wells Fargo VT Money Market Fund
Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Total Return Bond Fund

The following Divisions were closed to contractowners in 2005:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series II Shares
AIM V.I. Core Equity Fund - Series II Shares
AIM V.I. Demographic Trends Fund - Series II Shares
AIM V.I. Financial Services Fund - Series I Shares
AIM V.I. Growth Fund - Series II Shares
AIM V.I. Health Sciences Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series II Shares
AIM V.I. Utilities Fund - Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B
AllianceBernstein VPSF Large Cap Growth Class B
AllianceBernstein VPSF Value Class B
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class
ING AIM Mid Cap Growth Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service 2 Class
ING Mercury Large Cap Growth Portfolio - Service 2 Class

ING Variable Products Trust:
ING VP MagnaCap Portfolio - Class S
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares
Janus Aspen Series Flexible Income Portfolio - Service Shares
Janus Aspen Series Growth Portfolio - Service Shares
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA - Service Class
Oppenheimer Strategic Bond Fund/VA - Service Class
Pioneer Variable Contracts Trust:
Pioneer Fund VCT Portfolio - Class II
Pioneer Mid Cap Value VCT Portfolio - Class II
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares
Putnam VT Growth and Income Fund - Class IB Shares
Steinroe Variable Investment Trust:
Liberty Equity Fund Var. Series Class A

UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

ING LifeStyle Aggressive Growth Portfolio - Service Class 2
ING LifeStyle Growth Portfolio - Service Class 2
ING LifeStyle Moderate Portfolio - Service Class 2
ING Solution Income Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Contractowner Reserves

Contractowner reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Transfers

Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, contractowner transfers between the general account and the Divisions, and other contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date, on a net basis, are included in the line Payable to related parties on the Statements of Assets and Liabilities.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

Series	Annual Rates

DVA 80	0.80%
DVA	0.90
DVA Series 100	1.25
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post January 2000) Standard	1.15
DVA Plus (post 2000) Standard	1.15
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
Access (pre February 2000) Standard	1.25
Access (post January 2000) Standard	1.65
Access (post 2000) Standard	1.30
Access (pre February 2000) Annual Ratchet	1.40
Access (pre February 2000) 5.5% Solution	1.40
Access (post January 2000) Annual Ratchet	1.45
Access (post January 2000) 5.5 % Solution	1.45
Access (post 2000) 5.5% Solution	1.45
Access (pre February 2000) 7% Solution	1.55
Access (post January 2000) Max 5.5	1.55
Access (post 2000) Annual Ratchet	1.55
Access (post 2000) Max 5.5	1.60
Access (post January 2000) 7% Solution	1.65
Access (post 2000) 7% Solution	1.65
Access (post April 2001) Standard	1.65
Access (post January 2000) Max 7	1.75
Access (post 2000) Max 7	1.75

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Series	Annual Rates

Access (post April 2001) 5.5% Solution	1.80%
Access (post April 2001) Quarterly Ratchet	1.90
Access (post April 2001) Max 5.5	1.95
Access (post April 2001) 7% Solution	2.00
Access (post April 2001) Max 7	2.20
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.40
Premium Plus (post 2000) Standard	1.30
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
ES II (pre 2001)	1.25
ES II (post 2000) Standard	1.25
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) 5.5%	1.40
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Max 7	1.80
Value Standard	0.75
Access One	0.35
Granite PrimElite-Standard	1.10
Granite PrimElite-Annual Ratchet	1.25
Generations-Standard	1.25
Generations-Deferred Ratchet	1.30
Generations-Quarterly Ratchet	1.50
Generations-7% Solution	1.60
Generations-Max 7	1.80
Landmark-Standard	1.50
Landmark-5.5% Solution	1.65
Landmark-Quarterly Ratchet	1.75
Landmark-Max 5.5	1.80
Landmark-7% Solution	1.85
Landmark-Max 7	2.05

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Series	Annual Rates

VA Option I	0.80%
VA Option II	1.10
VA Option III	1.25
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
Advantage Option I	2.05
Advantage Option II	2.25
Advantage Option III	2.40
Rollover Choice Option I (pre August 7, 2003)	0.60
Rollover Choice Option II (pre August 7, 2003)	0.80
Rollover Choice Option III (pre August 7, 2003)	0.95
Rollover Choice Option I (post August 7, 2003)	0.85
Rollover Choice Option II (post August 7, 2003)	1.05
Rollover Choice Option III (post August 7, 2003)	1.20
Opportunities-Standard	1.25
Opportunities-5.5% Solution	1.40
Opportunities-Quarterly Ratchet	1.50
Opportunities-7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Focus VA Option I	0.60
Focus VA Option II	0.80
Smart Design Option 1	0.80
Smart Design Option 2	1.10
Smart Design Option 3	1.25
Legends	1.50
Legends Quarterly Ratchet	1.75
Legends Max 7	2.05
Simplicity Years 1-10	2.00
Simplicity Years 11+	1.25
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85

Asset Based Administrative Charges

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, Signature, Legends and Opportunities Contracts.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Administrative Charges

An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, Simplicity, ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete Years Elapsed Since Premium Payment	DVA 80 & DVA	Granite PrimElite & DVA Plus	Premium Plus	Opportunities, ES II & Generations	Value

0	6%	7%	8%	8%	6%
1	5	7	8	7	6
2	4	6	8	6	6
3	3	5	8	5	5
4	2	4	7	4	4
5	1	3	6	3	3
6	—	1	5	2	1
7	—	—	3	1	—
8	—	—	1	—	—
9+	—	—	—	—	—

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Complete Years Elapsed Since Premium Payment	Advantage	Landmark & Legends	Signature & VA	Rollover Choice	Focus VA	Simplicity

0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	—	3	6	4	—	4
4	—	—	5	3	—	3
5	—	—	4	2	—	—
6	—	—	3	1	—	—
7	—	—	—	—	—	—
8	—	—	—	—	—	—
9+	—	—	—	—	—	—

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.5% of premiums.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust’s advisory agreement provided for a fee at annual rates ranging from 0.14% to 1.25% of the average net assets of each respective Series.

In addition, management and service fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts’ advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio.

Management and service fees were also paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust’s advisory agreement provided for a fee at annual rates ranging from 0.10% to 1.00% of the average net assets of each respective Portfolio.

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series II Shares	$—	$72	$—	$11
AIM V.I. Core Equity Fund - Series II Shares	—	165	17	42
AIM V.I. Demographic Trends Fund - Series II Shares	1,462	69,343	24,782	20,144
AIM V.I. Financial Services Fund - Series I Shares	34	53,400	19,553	27,143
AIM V.I. Growth Fund - Series II Shares	132	4,192	1,403	424
AIM V.I. Health Sciences Fund - Series I Shares	—	96,269	34,035	34,514
AIM V.I. Leisure Fund - Series I Shares	13,895	13,605	20,612	5,142
AIM V.I. Premier Equity Fund - Series II Shares	—	160	19	42
AIM V.I. Utilities Fund - Series I Shares	32,731	127,311	58,506	18,721
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B	1,312	18,212	6,480	2,462
AllianceBernstein VPSF Large Cap Growth Class B	278	5,447	1,552	591
AllianceBernstein VPSF Value Class B	1,331	11,761	3,959	1,147
Columbia Large Cap Growth Fund VS Class A:
Columbia Large Cap Growth Fund VS Class A	551	57	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	204,012	3,868	21,253	945
Fidelity® VIP Equity-Income Portfolio - Service Class 2	47,269	18,392	99,758	19,295
Fidelity® VIP Growth Portfolio - Service Class 2	13,332	57,212	79,611	31,124
Fidelity® VIP Overseas Portfolio - Service Class 2	591	649	2,374	2,803
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,444	187	718	80
Greenwich Street Series Fund:
Appreciation Portfolio	17	188	29	112
ING GET Fund:
ING GET Fund - Series N	661	3,588	962	6,278
ING GET Fund - Series P	3,104	19,642	3,588	26,632
ING GET Fund - Series Q	3,899	28,031	4,214	26,177
ING GET Fund - Series R	5,786	31,504	4,151	24,850
ING GET Fund - Series S	6,631	39,477	6,065	31,503
ING GET Fund - Series T	7,586	33,914	6,808	30,473
ING GET Fund - Series U	10,489	28,019	10,038	31,147
ING GET Fund - Series V	4,334	55,009	2,832	101,568

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	$18,262	$267,300	$31,365	$41,164
ING AIM Mid Cap Growth Portfolio - Service 2 Class	2,709	10,021	3,361	492
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	18,629	94,213	82,581	109,808
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	4,470	1,150	7,240	817
ING American Funds Growth Portfolio	482,426	6,963	659,514	10,026
ING American Funds Growth-Income Portfolio	324,725	2,932	520,373	4,354
ING American Funds International Portfolio	270,222	7,655	244,406	8,920
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	11,040	84,950	44,179	76,946
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	2,061	788	3,649	439
ING Capital Guardian U.S. Equities Portfolio - Service Class	7,837	93,088	92,411	56,801
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,283	962	3,296	851
ING Eagle Asset Capital Appreciation Portfolio - Service Class	15,154	51,897	17,435	34,037
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	1,303	129	875	208
ING Evergreen Health Sciences Portfolio - Class S	142,972	16,807	50,071	21,606
ING Evergreen Health Sciences Portfolio - Service 2 Class	2,016	5,075	2,682	111
ING Evergreen Omega Portfolio - Class A	714	123	300	1
ING Evergreen Omega Portfolio - Service Class	6,494	1,848	3,168	272
ING FMRSM Diversified Mid Cap Portfolio - Service Class	333,826	41,658	62,538	17,693
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	17,864	661	4,708	233
ING FMRSM Earnings Growth Portfolio - Service Class	10,834	1,800	—	—
ING FMRSM Earnings Growth Portfolio - Service 2 Class	16	—	—	—
ING Global Resources Portfolio - Service Class	161,400	44,421	83,597	44,212
ING Global Resources Portfolio - Service 2 Class	8,792	767	6,776	242
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	26,747	19,376	19,913	11,846
ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class	2,125	595	2,077	766
ING International Portfolio - Service Class	22,577	42,794	56,127	64,177
ING International Portfolio - Service 2 Class	2,016	1,198	3,225	256
ING Janus Contrarian Portfolio - Service Class	25,931	20,078	17,336	14,621
ING Janus Contrarian Portfolio - Service 2 Class	1,689	573	1,274	193
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	8,848	426	4,573	320
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	121,811	34,702	66,413	43,236
ING JPMorgan Small Cap Equity Portfolio - Service Class	54,567	25,868	85,844	17,405
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class	16,113	1,211	16,622	460
ING JPMorgan Value Opportunities Portfolio - Service Class	46,199	6,162	—	—
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	916	74	—	—
ING Julius Baer Foreign Portfolio - Service Class	175,340	21,946	138,465	11,282
ING Julius Baer Foreign Portfolio - Service 2 Class	20,243	559	13,068	231
ING Legg Mason Value Portfolio - Service Class	92,803	4,963	50,522	20,461
ING Legg Mason Value Portfolio - Service 2 Class	13,919	2,350	6,512	1,342

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	$412,282	$1,959	$194,009	$680
ING LifeStyle Growth Portfolio - Service 1 Class	816,975	—	435,349	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	738,305	6,868	427,733	6,546
ING LifeStyle Moderate Portfolio - Service 1 Class	320,153	36,450	206,168	6,991
ING Limited Maturity Bond Portfolio - Service Class	15,462	92,738	30,745	192,741
ING Liquid Assets Portfolio - Service Class	583,802	619,701	984,305	1,111,723
ING Liquid Assets Portfolio - Service 2 Class	34,365	32,554	27,799	23,139
ING Lord Abbett Affiliated Portfolio - Service Class	2,373	26,574	16,157	19,144
ING Lord Abbett Affiliated Portfolio - Service 2 Class	898	129	996	228
ING MarketPro Portfolio - Class S	2,281	1	—	—
ING MarketPro Portfolio - Class S2	67	—	—	—
ING MarketStyle Growth Portfolio - Class S	2,642	2	—	—
ING MarketStyle Moderate Growth Portfolio - Class S	3,161	5	—	—
ING MarketStyle Moderate Portfolio - Class S	921	18	—	—
ING Marsico Growth Portfolio - Service Class	32,488	95,022	20,227	75,368
ING Marsico Growth Portfolio - Service 2 Class	6,988	1,261	5,783	608
ING Marsico International Opportunities Portfolio - Service Class	124,190	11,514	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	141,077	18,873	10,760	5,836
ING Mercury Large Cap Growth Portfolio - Service 2 Class	332	2,558	1,423	146
ING Mercury Large Cap Value Portfolio - Service Class	7,891	8,709	21,036	8,111
ING Mercury Large Cap Value Portfolio - Service 2 Class	1,102	541	1,643	134
ING MFS Mid Cap Growth Portfolio - Service Class	4,830	125,843	41,863	102,569
ING MFS Mid Cap Growth Portfolio - Service 2 Class	4,607	3,089	6,585	1,080
ING MFS Total Return Portfolio - Service Class	120,676	97,211	101,744	70,679
ING MFS Total Return Portfolio - Service 2 Class	16,479	1,976	17,278	764
ING MFS Utilities Portfolio - Service Class	178,787	28,036	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	15,466	76,385	13,744	74,953
ING Oppenheimer Main Street Portfolio® - Service 2 Class	1,473	168	1,038	418
ING PIMCO Core Bond Portfolio - Service Class	133,345	83,088	147,978	90,022
ING PIMCO Core Bond Portfolio - Service 2 Class	11,052	2,491	14,025	2,969
ING PIMCO High Yield Portfolio - Service Class	172,166	185,167	733,793	108,155
ING Pioneer Fund Portfolio - Service Class	83,123	3,166	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	587,295	12,050	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	5,283	75,442	45,368	69,166
ING Salomon Brothers All Cap Portfolio - Service 2 Class	6,097	677	7,898	91
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	350,254	37,760	319,234	40,567
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	35,281	1,579	30,021	381
ING T. Rowe Price Equity Income Portfolio - Service Class	78,198	58,129	203,104	33,530
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	10,882	2,857	11,069	1,066

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Templeton Global Growth Portfolio - Service Class	$14,481	$55,256	$45,149	$50,471
ING Templeton Global Growth Portfolio - Service 2 Class	1,771	616	2,527	246
ING UBS U.S. Allocation Portfolio - Service Class	20,264	12,191	27,487	3,010
ING UBS U.S. Allocation Portfolio - Service 2 Class	1,687	412	2,099	96
ING Van Kampen Equity Growth Portfolio - Service Class	21,761	7,808	10,597	2,597
ING Van Kampen Equity Growth Portfolio - Service 2 Class	2,409	1,025	4,135	832
ING Van Kampen Global Franchise Portfolio - Service Class	97,723	17,111	57,565	9,799
ING Van Kampen Global Franchise Portfolio - Service 2 Class	22,176	827	21,996	360
ING Van Kampen Growth and Income Portfolio - Service Class	53,036	100,435	39,273	61,072
ING Van Kampen Growth and Income Portfolio - Service 2 Class	17,625	5,889	25,311	1,302
ING Van Kampen Real Estate Portfolio - Service Class	115,903	62,160	150,109	51,096
ING Van Kampen Real Estate Portfolio - Service 2 Class	9,762	1,565	8,370	428
ING VP Index Plus International Equity Portfolio - Service Class	240	—	—	—
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	6,986	57,548	8,066	61,667
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class	856	323	1,514	180
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	74	2	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	349	323	353	109
ING American Century Select Portfolio - Initial Class	682	207	—	—
ING American Century Select Portfolio - Service Class	66	284	150	10
ING American Century Small Cap Value Portfolio - Service Class	191	81	241	50
ING Baron Small Cap Growth Portfolio - Service Class	68,006	4,960	1,304	1,178
ING Davis Venture Value Portfolio - Service Class	1,571	173	300	143
ING Fundamental Research Portfolio - Service Class	2,122	1,367	—	—
ING Goldman Sachs® Capital Growth Portfolio - Service Class	9	6	8	—
ING JPMorgan Fleming International Portfolio - Service Class	65,044	43,182	83,006	34,320
ING JPMorgan Mid Cap Value Portfolio - Service Class	8,617	5,363	14,241	1,328
ING MFS Capital Opportunities Portfolio - Initial Class	297	876	1,357	854
ING MFS Capital Opportunities Portfolio - Service Class	22	187	66	58
ING OpCap Balanced Value Portfolio - Service Class	314	379	731	179
ING Oppenheimer Global Portfolio - Initial Class	18,860	3,486	—	—
ING Oppenheimer Global Portfolio - Service Class	37,193	8,854	2,126	973
ING Oppenheimer Strategic Income Portfolio - Service Class	3,572	467	—	—
ING PIMCO Total Return Portfolio - Service Class	1,240	563	1,188	1,058
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	36,270	9,864	101,833	9,962
ING Solution 2015 Portfolio - Service Class	352	1	—	—
ING Solution 2025 Portfolio - Service Class	46	—	—	—
ING Solution 2035 Portfolio - Service Class	18	—	—	—
ING Solution 2045 Portfolio - Service Class	5	—	—	—

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	$216	$59	$202	$253
ING T. Rowe Price Growth Equity Portfolio - Service Class	939	780	810	380
ING UBS U.S. Large Cap Equity Portfolio - Service Class	9,743	3,674	684	164
ING Van Kampen Comstock Portfolio - Service Class	67,348	2,015	54,500	392
ING Van Kampen Equity and Income Portfolio - Initial Class	4,344	563	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	33,583	648	166	18
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class S	362	9	—	—
ING VP Strategic Allocation Growth Portfolio - Class S	28	—	—	—
ING VP Strategic Allocation Income Portfolio - Class S	117	1	—	—
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S	1,029	513	426	461
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	10,029	45,186	1,924	56,798
ING GET U.S. Core Portfolio - Series 2	5,218	23,322	661	59,703
ING GET U.S. Core Portfolio - Series 3	3,028	44,880	164,807	35,928
ING GET U.S. Core Portfolio - Series 4	1,486	16,601	84,641	12,329
ING GET U.S. Core Portfolio - Series 5	1,162	7,103	53,643	13,274
ING GET U.S. Core Portfolio - Series 6	268	19,454	60,257	492
ING GET U.S. Core Portfolio - Series 7	47,340	12,584	1,382	114
ING GET U.S. Core Portfolio - Series 8	17,926	3,065	—	—
ING GET U.S. Core Portfolio - Series 9	17,333	851	—	—
ING GET U.S. Core Portfolio - Series 10	13,346	780	—	—
ING GET U.S. Core Portfolio - Series 11	1,480	1	—	—
ING VP Global Equity Dividend Portfolio	12,988	9,650	10,619	9,091
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	76	4	—	—
ING VP Growth Portfolio - Class S	32	124	59	17
ING VP Index Plus LargeCap Portfolio - Class S	63,069	23,910	69,686	10,584
ING VP Index Plus MidCap Portfolio - Class S	103,567	10,377	53,314	2,100
ING VP Index Plus SmallCap Portfolio - Class S	86,539	13,352	50,623	6,334
ING VP International Equity Portfolio - Class S	502	461	420	386
ING VP Small Company Portfolio - Class S	193	257	519	268
ING VP Value Opportunity Portfolio - Class S	26,064	1,032	1,564	628

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	$1,388	$1,887	$5,343	$826
ING VP Financial Services Portfolio - Class S	66,301	8,612	22,095	8,969
ING VP International Value Portfolio - Class S	2,025	543	1,007	451
ING VP LargeCap Growth Portfolio - Class S	45	229	76	309
ING VP MagnaCap Portfolio - Class S	3,544	32,444	5,037	4,968
ING VP MidCap Opportunities Portfolio - Class S	2,076	5,838	36,964	7,246
ING VP Real Estate Portfolio - Class S	686	81	—	—
ING VP SmallCap Opportunities Portfolio - Class S	16,752	17,241	19,063	14,965
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	857	860	2,073	379
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	136,184	34,285	170,626	27,050
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	38	4,213	572	992
Janus Aspen Series Flexible Income Portfolio - Service Shares	399	2,173	622	672
Janus Aspen Series Growth Portfolio - Service Shares	5	718	87	360
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	114	6,575	1,344	2,022
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	102,608	13,130	176,508	3,208
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA - Service Class	468	7,603	4,520	869
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	89	—	—	—
Oppenheimer Strategic Bond Fund/VA - Service Class	522	1,944	1,482	745
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	403	46	—	—
PIMCO StocksPLUS® Growth and Income Admin Class	3,419	35,247	2,943	37,022
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II	1,986	303	738	250
Pioneer Fund VCT Portfolio - Class II	6,711	91,583	27,319	13,804
Pioneer Mid Cap Value VCT Portfolio - Class II	78,346	555,323	237,923	13,055
Pioneer Small Company VCT Portfolio - Class II	1,230	1,538	2,425	1,757

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ProFunds VP:
ProFund VP Bull	$132,845	$165,715	$284,834	$270,174
ProFund VP Europe 30	48,929	47,601	103,358	102,359
ProFund VP Rising Rates Opportunity	61,801	58,217	108,121	70,102
ProFund VP Small-Cap	156,239	175,177	325,265	317,292
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	1,746	72,427	12,409	9,611
SP William Blair International Growth Portfolio - Class II	20,530	129,531	63,882	38,037
Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares	7	3,079	248	590
Putnam VT Growth and Income Fund - Class IB Shares	292	3,670	577	707
Putnam VT International Growth and Income Fund - Class IB Shares	81	715	897	2,244
Steinroe Variable Investment Trust:
Liberty Asset Allocation Fund Var. Series Class A	14	110	14	56
Liberty Equity Fund Var. Series Class A	1	620	5	75
Liberty Federal Securities Fund Var. Series Class A	5	7	24	19
Liberty Small Company Growth Fund Var. Series Class A	—	5	38	38
Travelers Series Fund, Inc.:
Smith Barney High Income	21	89	22	71
Smith Barney International All Cap Growth	4	87	7	46
Smith Barney Large Cap Value SB	14	151	21	39
Smith Barney Money Market SB	1	14	9	22
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	74	5,979	1,684	948
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo Advantage Asset Allocation Fund	1,639	248	2,023	255
Wells Fargo Advantage C&B Large Cap Value Fund	378	25	214	16
Wells Fargo Advantage Equity Income Fund	248	164	836	20
Wells Fargo Advantage Large Company Growth Fund	821	173	2,203	75
Wells Fargo Advantage Money Market Fund	8,450	8,035	2,779	2,410
Wells Fargo Advantage Small Cap Growth Fund	195	38	515	9
Wells Fargo Advantage Total Return Bond Fund	1,090	161	504	14

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding for the years ended December 31, 2005 and 2004 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series II Shares	—	6,832	(6,832)	49	1,192	(1,143)
AIM V.I. Core Equity Fund - Series II Shares	—	14,662	(14,662)	5,713	8,102	(2,389)
AIM V.I. Demographic Trends Fund - Series II Shares	672,258	7,091,502	(6,419,244)	4,474,151	3,960,367	513,784
AIM V.I. Financial Services Fund - Series I Shares	95,805	5,305,234	(5,209,429)	3,109,211	3,875,618	(766,407)
AIM V.I. Growth Fund - Series II Shares	66,658	476,725	(410,067)	212,236	104,369	107,867
AIM V.I. Health Sciences Fund - Series I Shares	186,221	9,276,545	(9,090,324)	5,627,623	5,593,668	33,955
AIM V.I. Leisure Fund - Series I Shares	1,905,796	1,931,780	(25,984)	2,980,300	1,498,741	1,481,559
AIM V.I. Premier Equity Fund - Series II Shares	—	16,093	(16,093)	5,313	7,862	(2,549)
AIM V.I. Utilities Fund - Series I Shares	5,328,936	14,037,778	(8,708,842)	10,376,171	5,350,940	5,025,231
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B	275,750	1,892,248	(1,616,498)	901,268	489,768	411,500
AllianceBernstein VPSF Large Cap Growth Class B	56,296	627,251	(570,955)	238,144	115,265	122,879
AllianceBernstein VPSF Value Class B	189,910	1,053,708	(863,798)	449,557	190,480	259,077
Columbia Large Cap Growth Fund VS Class A:
Columbia Large Cap Growth Fund VS Class A	53,973	4,943	49,030	—	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	19,326,949	2,578,699	16,748,250	2,424,237	592,522	1,831,715
Fidelity® VIP Equity-Income Portfolio - Service Class 2	8,076,710	6,121,155	1,955,555	15,974,411	8,088,620	7,885,791
Fidelity® VIP Growth Portfolio - Service Class 2	3,908,914	8,867,927	(4,959,013)	17,702,973	11,537,580	6,165,393
Fidelity® VIP Overseas Portfolio - Service Class 2	44,264	49,067	(4,803)	429,979	465,748	(35,769)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	105,170	22,180	82,990	59,719	10,625	49,094
Greenwich Street Series Fund:
Appreciation Portfolio	738	9,837	(9,099)	1,423	6,059	(4,636)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING GET Fund:
ING GET Fund - Series N	20,763	336,469	(315,706)	64,321	613,209	(548,888)
ING GET Fund - Series P	131,301	1,916,924	(1,785,623)	206,415	2,637,868	(2,431,453)
ING GET Fund - Series Q	918,312	3,459,037	(2,540,725)	391,384	2,691,943	(2,300,559)
ING GET Fund - Series R	1,320,414	4,153,890	(2,833,476)	122,580	2,229,403	(2,106,823)
ING GET Fund - Series S	1,954,809	5,548,829	(3,594,020)	300,318	3,029,233	(2,728,915)
ING GET Fund - Series T	2,023,231	5,057,798	(3,034,567)	131,731	2,717,087	(2,585,356)
ING GET Fund - Series U	673,986	3,000,878	(2,326,892)	480,341	3,067,510	(2,587,169)
ING GET Fund - Series V	1,107,338	6,345,651	(5,238,313)	577,285	10,404,006	(9,826,721)
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	3,262,418	18,809,230	(15,546,812)	6,367,568	6,878,476	(510,908)
ING AIM Mid Cap Growth Portfolio - Service 2 Class	231,315	698,136	(466,821)	301,808	69,494	232,314
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,429,076	9,100,888	(3,671,812)	13,060,531	14,440,337	(1,379,806)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	442,874	137,451	305,423	544,617	134,006	410,611
ING American Funds Growth Portfolio	59,295,246	17,965,648	41,329,598	75,588,327	15,707,624	59,880,703
ING American Funds Growth-Income Portfolio	42,562,659	13,697,586	28,865,073	56,799,845	10,075,723	46,724,122
ING American Funds International Portfolio	28,088,372	8,497,193	19,591,179	26,252,480	6,740,245	19,512,235
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	4,249,345	7,814,336	(3,564,991)	9,459,624	11,003,388	(1,543,764)
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	222,617	93,539	129,078	343,922	71,576	272,346
ING Capital Guardian U.S. Equities Portfolio - Service Class	7,069,154	14,248,809	(7,179,655)	22,692,356	18,431,317	4,261,039
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	138,587	84,342	54,245	288,524	91,322	197,202
ING Eagle Asset Capital Appreciation Portfolio - Service Class	1,879,180	3,582,416	(1,703,236)	2,786,084	3,577,865	(791,781)
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	117,387	10,780	106,607	74,900	18,648	56,252
ING Evergreen Health Sciences Portfolio - Class S	231,098	507,872	(276,774)	579,944	303,171	276,773
ING Evergreen Health Sciences Portfolio - Service 2 Class	15,891,574	3,894,545	11,997,029	6,228,198	3,256,326	2,971,872
ING Evergreen Omega Portfolio - Class A	72,055	11,344	60,711	37,746	7,391	30,355
ING Evergreen Omega Portfolio - Service Class	708,163	250,143	458,020	360,779	70,644	290,135
ING FMRSM Diversified Mid Cap Portfolio - Service Class	30,527,591	9,296,683	21,230,908	10,437,113	5,910,228	4,526,885
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	1,231,833	120,363	1,111,470	410,416	47,280	363,136
ING FMRSM Earnings Growth Portfolio - Service Class	1,051,953	172,423	879,530	—	—	—

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING FMRSM Earnings Growth Portfolio - Service 2 Class	1,488	3	1,485	—	—	—
ING Global Resources Portfolio - Service Class	10,730,996	6,150,842	4,580,154	8,858,384	6,870,066	1,988,318
ING Global Resources Portfolio - Service 2 Class	646,766	132,076	514,690	554,121	72,967	481,154
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	5,495,073	4,889,920	605,153	6,188,180	4,839,831	1,348,349
ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class	173,894	61,396	112,498	180,026	77,669	102,357
ING International Portfolio - Service Class	2,549,823	5,429,669	(2,879,846)	11,054,022	11,852,585	(798,563)
ING International Portfolio - Service 2 Class	119,818	92,328	27,490	309,609	64,971	244,638
ING Janus Contrarian Portfolio - Service Class	4,241,994	3,657,073	584,921	3,756,173	3,411,660	344,513
ING Janus Contrarian Portfolio - Service 2 Class	143,757	54,837	88,920	99,416	20,158	79,258
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	17,910,344	10,232,722	7,677,622	12,456,786	9,987,288	2,469,498
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	700,161	112,990	587,171	395,322	68,567	326,755
ING JPMorgan Small Cap Equity Portfolio - Service Class	7,175,568	5,062,408	2,113,160	11,358,419	5,293,354	6,065,065
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class	1,308,640	347,323	961,317	1,530,599	236,392	1,294,207
ING JPMorgan Value Opportunities Portfolio - Service Class	4,685,518	842,360	3,843,158	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	92,332	10,836	81,496	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	18,368,360	7,737,447	10,630,913	17,924,576	6,065,652	11,858,924
ING Julius Baer Foreign Portfolio - Service 2 Class	1,585,471	238,183	1,347,288	1,127,353	85,637	1,041,716
ING Legg Mason Value Portfolio - Service Class	17,985,946	8,070,324	9,915,622	12,506,118	8,611,957	3,894,161
ING Legg Mason Value Portfolio - Service 2 Class	1,344,231	309,515	1,034,716	688,527	218,299	470,228
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	43,662,395	5,960,457	37,701,938	21,033,612	1,931,339	19,102,273
ING LifeStyle Growth Portfolio - Service 1 Class	88,331,070	12,809,161	75,521,909	47,731,376	4,965,325	42,766,051
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	84,322,770	16,225,609	68,097,161	23,846,235	4,237,375	19,608,860
ING LifeStyle Moderate Portfolio - Service 1 Class	38,129,042	11,435,854	26,693,188	47,027,641	5,538,710	41,488,931
ING Limited Maturity Bond Portfolio - Service Class	624,188	5,068,802	(4,444,614)	3,951,500	12,903,915	(8,952,415)
ING Liquid Assets Portfolio - Service Class	175,941,201	178,580,084	(2,638,883)	216,515,479	224,353,188	(7,837,709)
ING Liquid Assets Portfolio - Service 2 Class	6,250,141	6,077,386	172,755	4,879,503	4,398,971	480,532
ING Lord Abbett Affiliated Portfolio - Service Class	920,776	3,051,438	(2,130,662)	3,755,224	3,916,972	(161,748)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	78,091	14,067	64,024	95,637	32,657	62,980
ING MarketPro Portfolio - Class S	236,115	8,485	227,630	—	—	—

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING MarketPro Portfolio - Class S2	6,663	1	6,662	—	—	—
ING MarketStyle Growth Portfolio - Class S	264,067	1,963	262,104	—	—	—
ING MarketStyle Moderate Growth Portfolio - Class S	321,247	4,166	317,081	—	—	—
ING MarketStyle Moderate Portfolio - Class S	97,937	7,182	90,755	—	—	—
ING Marsico Growth Portfolio - Service Class	10,898,721	13,893,057	(2,994,336)	12,587,344	15,715,894	(3,128,550)
ING Marsico Growth Portfolio - Service 2 Class	679,237	167,132	512,105	545,585	111,337	434,248
ING Marsico International Opportunities Portfolio - Service Class	11,705,929	1,700,931	10,004,998	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	13,688,745	2,490,082	11,198,663	1,178,993	813,285	365,708
ING Mercury Large Cap Growth Portfolio - Service 2 Class	37,124	207,625	(170,501)	112,331	14,577	97,754
ING Mercury Large Cap Value Portfolio - Service Class	1,370,434	1,372,688	(2,254)	2,512,205	1,475,004	1,037,201
ING Mercury Large Cap Value Portfolio - Service 2 Class	94,360	39,368	54,992	125,017	16,039	108,978
ING MFS Mid Cap Growth Portfolio - Service Class	2,746,679	7,362,357	(4,615,678)	7,269,565	9,553,963	(2,284,398)
ING MFS Mid Cap Growth Portfolio - Service 2 Class	479,100	304,287	174,813	615,076	166,789	448,287
ING MFS Total Return Portfolio - Service Class	14,281,167	14,681,763	(400,596)	15,117,511	13,582,514	1,534,997
ING MFS Total Return Portfolio - Service 2 Class	1,582,004	406,333	1,175,671	1,686,186	260,363	1,425,823
ING MFS Utilities Portfolio - Service Class	19,049,447	5,759,691	13,289,756	—	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	2,735,734	5,499,058	(2,763,324)	3,398,796	6,443,036	(3,044,240)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	133,957	16,971	116,986	97,762	43,594	54,168
ING PIMCO Core Bond Portfolio - Service Class	20,698,298	18,013,267	2,685,031	26,660,244	22,711,549	3,948,695
ING PIMCO Core Bond Portfolio - Service 2 Class	1,225,030	478,371	746,659	1,674,344	660,365	1,013,979
ING PIMCO High Yield Portfolio - Service Class	27,512,412	31,735,812	(4,223,400)	85,351,103	24,705,684	60,645,419
ING Pioneer Fund Portfolio - Service Class	8,030,129	522,826	7,507,303	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	60,393,735	5,845,027	54,548,708	—	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	3,564,272	8,930,797	(5,366,525)	11,637,087	13,216,432	(1,579,345)
ING Salomon Brothers All Cap Portfolio - Service 2 Class	653,442	147,403	506,039	740,039	97,133	642,906
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	21,863,165	11,043,287	10,819,878	2,706,534	324,111	2,382,423
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	3,194,942	580,055	2,614,887	19,311,344	11,231,852	8,079,492
ING T. Rowe Price Equity Income Portfolio - Service Class	9,056,232	7,911,681	1,144,551	16,345,689	9,114,667	7,231,022
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,003,481	362,426	641,055	1,066,058	234,653	831,405

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING Templeton Global Growth Portfolio - Service Class	3,171,227	4,923,296	(1,752,069)	6,322,929	6,348,593	(25,664)
ING Templeton Global Growth Portfolio - Service 2 Class	151,426	50,197	101,229	211,856	36,460	175,396
ING UBS U.S. Allocation Portfolio - Service Class	3,638,764	2,825,084	813,680	5,674,595	2,707,870	2,966,725
ING UBS U.S. Allocation Portfolio - Service 2 Class	161,091	40,679	120,412	198,541	15,839	182,702
ING Van Kampen Equity Growth Portfolio - Service Class	2,785,970	1,445,052	1,340,918	1,729,498	845,176	884,322
ING Van Kampen Equity Growth Portfolio - Service 2 Class	248,184	107,637	140,547	439,989	136,842	303,147
ING Van Kampen Global Franchise Portfolio - Service Class	11,864,031	5,241,070	6,622,961	7,748,385	3,378,092	4,370,293
ING Van Kampen Global Franchise Portfolio - Service 2 Class	2,185,511	383,305	1,802,206	2,168,072	282,709	1,885,363
ING Van Kampen Growth and Income Portfolio - Service Class	7,078,272	8,177,220	(1,098,948)	6,481,973	7,172,507	(690,534)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	1,794,072	760,440	1,033,632	2,389,262	386,619	2,002,643
ING Van Kampen Real Estate Portfolio - Service Class	6,653,017	4,766,940	1,886,077	7,329,250	4,869,555	2,459,695
ING Van Kampen Real Estate Portfolio - Service 2 Class	829,680	268,281	561,399	685,644	124,055	561,589
ING VP Index Plus International Equity Portfolio - Service Class	23,254	40	23,214	—	—	—
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	1,229,678	3,470,713	(2,241,035)	2,320,241	4,888,803	(2,568,562)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class	79,055	29,551	49,504	136,480	25,675	110,805
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	7,467	200	7,267	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	29,730	29,336	394	35,106	14,339	20,767
ING American Century Select Portfolio - Initial Class	69,190	19,592	49,598	—	—	—
ING American Century Select Portfolio - Service Class	8,622	32,275	(23,653)	15,857	1,079	14,778
ING American Century Small Cap Value Portfolio - Service Class	10,567	6,109	4,458	20,365	6,495	13,870
ING Baron Small Cap Growth Portfolio - Service Class	7,375,923	1,535,196	5,840,727	122,116	112,110	10,006
ING Davis Venture Value Portfolio - Service Class	160,211	18,573	141,638	41,331	28,946	12,385
ING Fundamental Research Portfolio - Service Class	217,692	147,443	70,249	—	—	—
ING Goldman Sachs® Capital Growth Portfolio - Service Class	772	488	284	715	—	715
ING JPMorgan Fleming International Portfolio - Service Class	6,588,352	4,883,333	1,705,019	8,455,184	4,513,734	3,941,450
ING JPMorgan Mid Cap Value Portfolio - Service Class	792,385	634,624	157,761	1,381,958	333,892	1,048,066
ING MFS Capital Opportunities Portfolio - Initial Class	53,415	118,753	(65,338)	202,727	137,202	65,525
ING MFS Capital Opportunities Portfolio - Service Class	2,464	17,682	(15,218)	5,806	6,275	(469)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc. (continued):
ING OpCap Balanced Value Portfolio - Service Class	27,325	31,601	(4,276)	83,481	35,307	48,174
ING Oppenheimer Global Portfolio - Initial Class	1,810,514	287,102	1,523,412	—	—	—
ING Oppenheimer Global Portfolio - Service Class	3,471,218	1,150,262	2,320,956	207,068	103,498	103,570
ING Oppenheimer Strategic Income Portfolio - Service Class	359,797	53,782	306,015	—	—	—
ING PIMCO Total Return Portfolio - Service Class	119,034	62,750	56,284	128,481	113,217	15,264
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	5,110,242	2,613,391	2,496,851	12,566,803	4,119,061	8,447,742
ING Solution 2015 Portfolio - Service Class	33,901	5	33,896	—	—	—
ING Solution 2025 Portfolio - Service Class	4,316	(2)	4,318	—	—	—
ING Solution 2035 Portfolio - Service Class	1,745	(1)	1,746	—	—	—
ING Solution 2045 Portfolio - Service Class	429	—	429	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	24,464	11,127	13,337	17,410	24,171	(6,761)
ING T. Rowe Price Growth Equity Portfolio - Service Class	89,318	75,308	14,010	91,968	53,555	38,413
ING UBS U.S. Large Cap Equity Portfolio - Service Class	957,529	390,478	567,051	74,372	24,008	50,364
ING Van Kampen Comstock Portfolio - Service Class	7,275,717	1,892,811	5,382,906	5,849,429	856,698	4,992,731
ING Van Kampen Equity and Income Portfolio - Initial Class	436,071	55,877	380,194	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	3,481,849	382,199	3,099,650	15,430	1,653	13,777
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class S	26,074	1,050	25,024	—	—	—
ING VP Strategic Allocation Growth Portfolio - Class S	1,844	—	1,844	—	—	—
ING VP Strategic Allocation Income Portfolio - Class S	8,819	35	8,784	—	—	—
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S	96,798	58,374	38,424	66,391	70,531	(4,140)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	578,562	4,623,121	(4,044,559)	786,470	5,870,005	(5,083,535)
ING GET U.S. Core Portfolio - Series 2	501,114	2,592,289	(2,091,175)	284,401	5,831,059	(5,546,658)
ING GET U.S. Core Portfolio - Series 3	684,391	4,964,383	(4,279,992)	17,473,102	4,327,611	13,145,491
ING GET U.S. Core Portfolio - Series 4	107,956	1,582,525	(1,474,569)	8,890,302	1,510,553	7,379,749
ING GET U.S. Core Portfolio - Series 5	129,656	720,896	(591,240)	9,976,793	5,856,100	4,120,693
ING GET U.S. Core Portfolio - Series 6	234,999	2,053,476	(1,818,477)	6,067,558	75,852	5,991,706

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 7	5,000,690	1,451,611	3,549,079	149,001	22,160	126,841
ING GET U.S. Core Portfolio - Series 8	1,802,235	297,744	1,504,491	—	—	—
ING GET U.S. Core Portfolio - Series 9	1,760,186	103,702	1,656,484	—	—	—
ING GET U.S. Core Portfolio - Series 10	1,339,114	84,264	1,254,850	—	—	—
ING GET U.S. Core Portfolio - Series 11	148,056	(19)	148,075	—	—	—
ING VP Global Equity Dividend Portfolio	2,563,360	2,236,177	327,183	2,944,895	2,672,560	272,335
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	9,686	3,591	6,095	—	—	—
ING VP Growth Portfolio - Class S	2,650	12,582	(9,932)	5,702	2,129	3,573
ING VP Index Plus LargeCap Portfolio - Class S	10,345,736	6,247,793	4,097,943	11,303,638	4,802,284	6,501,354
ING VP Index Plus MidCap Portfolio - Class S	10,803,267	3,498,804	7,304,463	6,090,329	1,341,734	4,748,595
ING VP Index Plus SmallCap Portfolio - Class S	9,258,264	3,576,367	5,681,897	5,631,848	1,665,934	3,965,914
ING VP International Equity Portfolio - Class S	38,011	34,478	3,533	37,775	34,058	3,717
ING VP Small Company Portfolio - Class S	15,698	22,815	(7,117)	49,441	29,684	19,757
ING VP Value Opportunity Portfolio - Class S	2,687,188	150,832	2,536,356	209,354	103,472	105,882
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	148,922	190,809	(41,887)	536,900	176,656	360,244
ING VP Financial Services Portfolio - Class S	6,674,847	1,462,352	5,212,495	2,485,809	1,198,601	1,287,208
ING VP International Value Portfolio - Class S	152,543	47,272	105,271	87,388	41,378	46,010
ING VP LargeCap Growth Portfolio - Class S	13,668	32,795	(19,127)	4,910	36,841	(31,931)
ING VP MagnaCap Portfolio - Class S	240,822	3,276,502	(3,035,680)	923,075	920,327	2,748
ING VP MidCap Opportunities Portfolio - Class S	604,241	1,026,967	(422,726)	5,874,890	1,621,167	4,253,723
ING VP Real Estate Portfolio - Class S	64,645	10,400	54,245	—	—	—
ING VP SmallCap Opportunities Portfolio - Class S	4,604,657	4,504,172	100,485	6,848,247	5,962,973	885,274
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	81,935	86,059	(4,124)	195,990	46,898	149,092
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	17,698,479	9,364,410	8,334,069	22,505,906	11,088,382	11,417,524

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	7,245	388,277	(381,032)	64,028	110,191	(46,163)
Janus Aspen Series Flexible Income Portfolio - Service Shares	38,544	191,907	(153,363)	65,161	76,872	(11,711)
Janus Aspen Series Growth Portfolio - Service Shares	674	75,622	(74,948)	9,439	37,825	(28,386)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	63,221	823,246	(760,025)	195,914	292,022	(96,108)
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	11,877,635	5,662,360	6,215,275	15,593,700	4,114,890	11,478,810
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA - Service Class	32,543	587,569	(555,026)	408,821	110,335	298,486
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	5,337		5,337	—	—	—
Oppenheimer Strategic Bond Fund/VA - Service Class	40,902	164,461	(123,559)	141,292	78,096	63,196
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	43,875	8,815	35,060	—	—	—
PIMCO StocksPLUS® Growth and Income Admin Class	317,199	3,280,457	(2,963,258)	600,739	3,897,527	(3,296,788)
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II	167,055	34,869	132,186	73,687	33,357	40,330
Pioneer Fund VCT Portfolio - Class II	1,342,031	9,824,679	(8,482,648)	5,213,322	3,657,765	1,555,557
Pioneer Mid Cap Value VCT Portfolio - Class II	7,118,405	39,402,465	(32,284,060)	26,376,159	9,240,635	17,135,524
Pioneer Small Company VCT Portfolio - Class II	112,907	206,435	(93,528)	354,116	275,573	78,543
ProFunds VP:
ProFund VP Bull	26,616,646	30,327,167	(3,710,521)	55,424,308	53,765,800	1,658,508
ProFund VP Europe 30	7,509,762	7,736,541	(226,779)	17,062,474	17,028,038	34,436
ProFund VP Rising Rates Opportunity	12,981,841	12,581,546	400,295	18,522,111	14,587,034	3,935,077
ProFund VP Small-Cap	22,187,234	24,957,651	(2,770,417)	46,946,165	46,811,229	134,936
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	1,231,888	12,793,466	(11,561,578)	4,080,907	3,398,226	682,681
SP William Blair International Growth Portfolio - Class II	4,258,012	21,217,585	(16,959,573)	18,244,333	13,546,580	4,697,753

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares	16,034	379,009	(362,975)	43,907	83,771	(39,864)
Putnam VT Growth and Income Fund - Class IB Shares	47,588	371,840	(324,252)	94,075	108,126	(14,051)
Putnam VT International Growth and Income Fund - Class IB Shares	28,172	75,567	(47,395)	101,451	217,479	(116,028)
Steinroe Variable Investment Trust:
Liberty Asset Allocation Fund Var. Series Class A	49	7,919	(7,870)	1,591	5,473	(3,882)
Liberty Equity Fund Var. Series Class A	90	73,013	(72,923)	1,173	9,294	(8,121)
Liberty Federal Securities Fund Var. Series Class A	—	577	(577)	3,053	2,920	133
Liberty Small Company Growth Fund Var. Series Class A	—	249	(249)	2,769	2,815	(46)
Travelers Series Fund, Inc.:
Smith Barney High Income	279	5,577	(5,298)	45	4,554	(4,509)
Smith Barney International All Cap Growth	405	6,806	(6,401)	472	3,802	(3,330)
Smith Barney Large Cap Value SB	476	7,409	(6,933)	827	1,861	(1,034)
Smith Barney Money Market SB	52,473	53,543	(1,070)	19,938	20,966	(1,028)
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	7,977	602,603	(594,626)	201,093	117,357	83,736
Wells Fargo Advantage Variable Trust Fund:
Wells Fargo Advantage Asset Allocation Fund	139,116	20,254	118,862	232,512	68,839	163,673
Wells Fargo Advantage C&B Large Cap Value Fund	37,285	6,914	30,371	21,154	3,142	18,012
Wells Fargo Advantage Equity Income Fund	21,079	12,838	8,241	97,629	23,264	74,365
Wells Fargo Advantage Large Company Growth Fund	89,173	17,825	71,348	239,082	24,349	214,733
Wells Fargo Advantage Money Market Fund	1,025,498	984,574	40,924	386,550	349,027	37,523
Wells Fargo Advantage Small Cap Growth Fund	17,919	2,680	15,239	48,232	1,003	47,229
Wells Fargo Advantage Total Return Bond Fund	105,607	18,034	87,573	60,711	14,118	46,593

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

7.	Unit Summary

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2005 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 2	1,613.128	$11.84	$19,099
Band 4	10,114.492	11.73	118,643
Band 5	14,775.066	11.71	173,016
Band 6	512,777.475	11.66	5,978,985
Band 7	711,517.383	11.64	8,282,062
Band 8	160,751.425	11.60	1,864,717
Band 9	58,230.123	11.58	674,305
Band 10	507,068.458	11.55	5,856,641
Band 11	211,144.677	11.53	2,434,498
Band 12	203,280.642	11.51	2,339,760
Band 13	352,163.231	11.49	4,046,356
Band 14	615,019.314	11.45	7,041,971
Band 15	110,856.769	11.43	1,267,093
Band 16	21,425.000	11.38	243,817
Band 17	361,103.668	11.36	4,102,138
Band 18	7,021.591	11.34	79,625
Band 19	53,073.898	11.30	599,735
Band 20	422,848.865	11.47	4,850,076
Band 21	91,879.885	11.40	1,047,431
Band 26	26,507.556	11.86	314,380
Band 27	16,471.321	11.73	193,209
Band 28	908.117	11.66	10,589
Band 29	57,976.429	11.64	674,846
Band 30	21,520.593	11.51	247,702
Band 31	6,543.128	11.45	74,919
Band 32	12,291.589	11.32	139,141
Band 33	3,134.630	11.24	35,233
Band 34	7,036.862	11.18	78,672
Band 41	10,942.367	11.82	129,339
Band 42	3,120.659	11.77	36,730
Band 43	14,262.945	11.72	167,162
Band 44	6,223.807	10.54	65,599
Band 45	1,361.065	10.46	14,237
Band 46	58,365.323	9.97	581,902
Band 47	13,875.035	9.96	138,195

	4,687,206.516		$53,921,823

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Columbia Large Cap Growth Fund VS Class A
Contracts in accumulation period:
Band 6	3,423.391	$10.53	$36,048
Band 7	28,681.961	10.52	301,734
Band 8	6,145.507	10.51	64,589
Band 9	1,718.650	10.51	18,063
Band 11	2,377.978	10.50	24,969
Band 13	4,418.995	10.49	46,355
Band 14	2,263.373	10.48	23,720

	49,029.855		$515,478

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	3,229.930	$12.00	$38,759
Band 4	216,278.744	14.42	3,118,739
Band 5	29,399.006	14.35	421,876
Band 6	2,397,303.766	11.97	28,695,726
Band 7	1,426,398.339	14.25	20,326,176
Band 8	1,060,073.551	11.96	12,678,480
Band 9	581,825.541	14.15	8,232,831
Band 10	2,071,944.273	12.38	25,650,670
Band 11	723,220.408	11.94	8,635,252
Band 12	200,748.985	11.94	2,396,943
Band 13	1,399,642.252	14.03	19,636,981
Band 14	1,295,393.778	11.93	15,454,048
Band 15	1,009,026.932	13.93	14,055,745
Band 16	139,672.194	11.91	1,663,496
Band 17	1,246,096.191	11.91	14,841,006
Band 18	21,331.397	11.91	254,057
Band 19	160,153.591	12.26	1,963,483
Band 20	778,454.365	12.34	9,606,127
Band 21	267,717.223	12.31	3,295,599
Band 26	713,742.521	14.57	10,399,229
Band 27	333,107.508	14.38	4,790,086
Band 28	64,722.391	14.28	924,236
Band 29	947,104.975	14.25	13,496,246
Band 30	445,887.174	14.06	6,269,174
Band 31	155,560.106	13.96	2,171,619
Band 32	96,178.396	13.78	1,325,338
Band 33	67,078.264	13.65	915,618
Band 34	78,955.156	13.56	1,070,632
Band 35	599,653.315	14.71	8,820,900
Band 36	88,132.180	14.57	1,284,086
Band 37	31,128.418	14.48	450,739
Band 38	381,888.230	15.29	5,839,071
Band 39	158,399.476	15.22	2,410,840
Band 40	33,320.244	15.16	505,135
Band 41	114,370.213	14.25	1,629,776
Band 42	40,705.386	14.19	577,609
Band 43	185,650.106	14.14	2,625,093
Band 44	14,663.483	12.54	183,880
Band 45	43,972.600	12.41	545,700
Band 46	707,167.259	11.90	8,415,290
Band 47	196,053.610	11.89	2,331,077

	20,525,351.477		$267,947,368

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	11,489.595	$11.68	$134,198
Band 3	453.481	11.49	5,211
Band 4	100,394.976	11.55	1,159,562
Band 5	116,754.062	11.52	1,345,007
Band 6	3,467,553.163	11.47	39,772,835
Band 7	2,766,837.750	11.44	31,652,624
Band 8	855,633.740	11.39	9,745,668
Band 9	402,954.117	11.36	4,577,559
Band 10	2,083,613.147	11.34	23,628,173
Band 11	1,094,675.897	11.31	12,380,784
Band 12	739,319.099	11.29	8,346,913
Band 13	1,488,441.469	11.26	16,759,851
Band 14	3,041,474.748	11.21	34,094,932
Band 15	547,232.827	11.18	6,118,063
Band 16	65,481.055	11.13	728,804
Band 17	1,696,647.986	11.11	18,849,759
Band 18	106,701.337	11.08	1,182,251
Band 19	302,405.188	11.03	3,335,529
Band 20	2,040,316.407	11.24	22,933,156
Band 21	334,161.116	11.16	3,729,238
Band 25	16,951.303	11.73	198,839
Band 26	514,373.687	11.70	6,018,172
Band 27	161,495.320	11.54	1,863,656
Band 28	35,874.479	11.47	411,480
Band 29	505,608.511	11.44	5,784,161
Band 30	315,015.116	11.29	3,556,521
Band 31	139,708.710	11.21	1,566,135
Band 32	54,177.526	11.06	599,203
Band 33	57,602.622	10.96	631,325
Band 34	39,716.131	10.89	432,509
Band 35	339,022.961	11.81	4,003,861
Band 36	23,279.614	11.70	272,371
Band 37	23,542.095	11.62	273,559
Band 38	178,303.403	13.50	2,407,096
Band 39	23,550.717	13.44	316,522
Band 40	15,095.390	13.39	202,127
Band 41	58,414.453	12.73	743,616
Band 42	26,360.436	12.67	333,987
Band 43	125,084.979	12.62	1,578,572
Band 44	18,476.541	11.21	207,122
Band 45	11,685.221	11.11	129,823
Band 46	324,507.867	10.50	3,407,333
Band 47	112,202.132	10.48	1,175,878

	24,382,590.374		$276,593,985

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	8,685.305	$8.97	$77,907
Band 3	5,407.794	8.83	47,751
Band 4	48,364.596	8.87	428,994
Band 5	88,211.899	8.85	780,675
Band 6	3,500,743.238	8.81	30,841,548
Band 7	3,713,332.923	8.79	32,640,196
Band 8	371,657.054	8.75	3,251,999
Band 9	228,336.872	8.73	1,993,381
Band 10	1,996,817.800	8.71	17,392,283
Band 11	1,376,665.665	8.69	11,963,225
Band 12	842,175.847	8.67	7,301,665
Band 13	1,496,885.097	8.65	12,948,056
Band 14	3,791,709.925	8.61	32,646,622
Band 15	205,824.729	8.59	1,768,034
Band 16	91,738.619	8.55	784,365
Band 17	1,372,717.222	8.53	11,709,278
Band 18	146,937.067	8.51	1,250,434
Band 19	231,215.966	8.48	1,960,711
Band 20	2,455,544.778	8.63	21,191,351
Band 21	401,393.480	8.57	3,439,942
Band 25	38,625.109	9.01	348,012
Band 26	279,402.067	8.99	2,511,825
Band 27	62,774.280	8.87	556,808
Band 28	23,437.350	8.81	206,483
Band 29	210,367.352	8.79	1,849,129
Band 30	112,884.058	8.67	978,705
Band 31	135,507.189	8.61	1,166,717
Band 32	30,500.160	8.50	259,251
Band 33	19,757.879	8.42	166,361
Band 34	19,240.834	8.36	160,853
Band 35	171,396.754	9.07	1,554,569
Band 36	4,231.040	8.99	38,037
Band 37	852.907	8.93	7,616
Band 38	39,952.013	12.42	496,204
Band 39	8,712.544	12.36	107,687
Band 40	2,154.128	12.31	26,517
Band 41	6,254.418	11.33	70,863
Band 42	11,092.113	11.28	125,119
Band 43	8,584.926	11.24	96,495
Band 44	250.768	10.55	2,646
Band 45	523.611	10.35	5,419
Band 46	69,320.332	10.44	723,704
Band 47	11,600.745	10.43	120,996

	23,641,788.453		$205,998,433

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Overseas Portfolio - Service Class 2
Contracts in accumulation period:
Band 35	11,051.681	$14.85	$164,117
Band 36	797.553	14.73	11,748
Band 37	78.919	14.64	1,155
Band 38	12,346.742	16.63	205,326
Band 39	3,460.350	16.54	57,234
Band 40	646.542	16.48	10,655

	28,381.787		$450,235

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	65,723.853	$15.63	$1,027,264
Band 36	12,027.090	15.50	186,420
Band 37	11,320.666	15.41	174,451
Band 38	36,875.853	16.08	592,964
Band 39	18,532.569	16.01	296,706
Band 40	7,663.386	15.95	122,231

	152,143.417		$2,400,036

Appreciation Portfolio
Contracts in accumulation period:
Band 22	277.138	$19.08	$5,288
Band 23	24,850.364	18.81	467,435

	25,127.502		$472,723

ING GET Fund - Series N
Contracts in accumulation period:
Band 26	159,542.538	$10.47	$1,670,410
Band 27	101,088.459	10.33	1,044,244
Band 28	107,070.910	10.26	1,098,548
Band 29	469,360.490	10.23	4,801,558
Band 30	330,764.389	10.09	3,337,413
Band 31	249,839.151	10.02	2,503,388

	1,417,665.937		$14,455,561

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series P
Contracts in accumulation period:
Band 9	17,133.365	$9.96	$170,648
Band 13	13,313.313	9.87	131,402
Band 15	6,556.215	9.81	64,316
Band 26	756,411.810	10.24	7,745,657
Band 27	589,601.723	10.11	5,960,873
Band 28	217,057.800	10.04	2,179,260
Band 29	2,193,976.332	10.02	21,983,643
Band 30	1,899,997.124	9.89	18,790,972
Band 31	969,291.671	9.83	9,528,137

	6,663,339.353		$66,554,908

ING GET Fund - Series Q
Contracts in accumulation period:
Band 9	429,147.023	$10.25	$4,398,757
Band 13	167,039.268	10.16	1,697,119
Band 15	71,930.961	10.10	726,503
Band 26	987,110.131	10.52	10,384,399
Band 27	939,545.962	10.39	9,761,883
Band 28	261,017.877	10.33	2,696,315
Band 29	2,246,947.988	10.31	23,166,034
Band 30	1,835,186.407	10.18	18,682,198
Band 31	886,911.308	10.12	8,975,542
Band 32	26,006.613	10.00	260,066

	7,850,843.538		$80,748,816

ING GET Fund - Series R
Contracts in accumulation period:
Band 9	396,085.472	$10.49	$4,154,937
Band 13	269,727.650	10.41	2,807,865
Band 15	109,212.843	10.35	1,130,353
Band 26	1,068,914.940	10.75	11,490,836
Band 27	602,326.388	10.63	6,402,730
Band 28	283,403.051	10.57	2,995,570
Band 29	2,261,006.958	10.55	23,853,623
Band 30	1,918,808.334	10.43	20,013,171
Band 31	895,310.961	10.37	9,284,375
Band 32	51,054.917	10.25	523,313
Band 33	34,381.649	10.18	350,005
Band 34	25,844.297	10.12	261,544
Band 35	12,352.458	10.84	133,901
Band 36	3,805.853	10.76	40,951

	7,932,235.771		$83,443,174

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Band 9	845,455.050	$10.43	$8,818,096
Band 13	438,770.404	10.35	4,541,274
Band 15	240,272.994	10.30	2,474,812
Band 26	1,330,838.918	10.67	14,200,051
Band 27	563,746.734	10.56	5,953,166
Band 28	150,546.483	10.50	1,580,738
Band 29	2,741,518.964	10.48	28,731,119
Band 30	1,866,281.622	10.37	19,353,340
Band 31	963,848.617	10.31	9,937,279
Band 32	76,465.881	10.21	780,717
Band 33	10,050.256	10.14	101,910
Band 34	6,200.139	10.08	62,497
Band 35	14,728.735	10.75	158,334
Band 36	4,788.679	10.68	51,143

	9,253,513.476		$96,744,476

ING GET Fund - Series T
Contracts in accumulation period:
Band 6	35,571.839	$10.50	$373,504
Band 9	1,291,859.186	10.43	13,474,091
Band 10	9,427.606	10.41	98,141
Band 12	68,527.355	10.38	711,314
Band 13	221,140.524	10.36	2,291,016
Band 15	729,393.503	10.31	7,520,047
Band 20	54,929.569	10.34	567,972
Band 26	1,097,903.809	10.66	11,703,655
Band 27	644,872.300	10.55	6,803,403
Band 28	213,538.590	10.50	2,242,155
Band 29	2,720,894.490	10.48	28,514,974
Band 30	1,618,916.788	10.38	16,804,356
Band 31	1,063,165.067	10.32	10,971,863
Band 32	105,750.563	10.23	1,081,828
Band 33	32,124.799	10.16	326,388
Band 34	41,867.773	10.11	423,283
Band 35	47,286.257	10.73	507,382
Band 36	1,388.814	10.66	14,805

	9,998,558.832		$104,430,177

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series U
Contracts in accumulation period:
Band 6	136,119.627	$10.65	$1,449,674
Band 9	1,221,833.370	10.58	12,926,997
Band 10	6,307.562	10.57	66,671
Band 12	17,313.101	10.53	182,307
Band 13	389,647.739	10.52	4,099,094
Band 15	380,900.392	10.47	3,988,027
Band 20	173,578.714	10.50	1,822,577
Band 26	1,235,597.261	10.80	13,344,450
Band 27	461,547.638	10.70	4,938,560
Band 28	341,904.540	10.65	3,641,283
Band 29	2,652,088.350	10.63	28,191,699
Band 30	1,313,295.496	10.53	13,829,002
Band 31	838,967.135	10.48	8,792,376
Band 32	907,793.867	10.39	9,431,978
Band 33	599,060.469	10.33	6,188,295
Band 34	326,151.821	10.28	3,352,841
Band 35	140,973.619	10.86	1,530,974
Band 36	6,031.250	10.80	65,138

	11,149,111.951		$117,841,943

ING GET Fund - Series V
Contracts in accumulation period:
Band 6	210,385.252	$9.67	$2,034,425
Band 7	2,627.531	9.66	25,382
Band 9	1,827,840.729	9.62	17,583,828
Band 10	46,504.793	9.60	446,446
Band 12	25,484.801	9.58	244,144
Band 13	467,187.049	9.56	4,466,308
Band 14	1,043.499	9.53	9,945
Band 15	719,486.350	9.52	6,849,510
Band 17	63,568.538	9.48	602,630
Band 19	7,039.753	9.44	66,455
Band 20	81,269.943	9.55	776,128
Band 26	2,261,654.389	9.79	22,141,596
Band 27	712,270.538	9.71	6,916,147
Band 28	430,348.051	9.67	4,161,466
Band 29	4,938,237.405	9.65	47,653,991
Band 30	2,714,873.827	9.57	25,981,343
Band 31	1,433,312.532	9.53	13,659,468
Band 32	1,234,336.820	9.46	11,676,826
Band 33	434,249.229	9.40	4,081,943
Band 34	433,448.247	9.36	4,057,076
Band 35	440,787.490	9.85	4,341,757
Band 36	16,456.666	9.80	161,275

	18,502,413.432		$177,938,089

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	177.906	$21.90	$3,896
Band 2	93,525.448	21.48	2,008,927
Band 3	3,863.260	20.75	80,163
Band 4	181,709.282	20.96	3,808,627
Band 5	135,006.837	20.85	2,814,893
Band 6	4,042,404.667	20.65	83,475,656
Band 7	2,359,894.643	20.55	48,495,835
Band 8	2,963,804.358	20.35	60,313,419
Band 9	462,508.018	20.25	9,365,787
Band 10	1,035,547.907	20.15	20,866,290
Band 11	4,273,090.442	20.05	85,675,463
Band 12	742,573.585	19.95	14,814,343
Band 13	1,600,667.396	19.85	31,773,248
Band 14	2,645,180.877	19.65	51,977,804
Band 15	189,423.568	19.56	3,705,125
Band 16	59,301.115	19.36	1,148,070
Band 17	904,258.170	19.27	17,425,055
Band 18	57,444.214	19.17	1,101,206
Band 19	138,047.009	18.98	2,620,132
Band 20	865,640.233	19.75	17,096,395
Band 21	116,760.854	19.46	2,272,166
Band 25	70,568.128	21.69	1,530,623
Band 26	20,678.028	12.68	262,197
Band 27	2,420.690	12.65	30,622
Band 28	1,571.435	12.64	19,863
Band 29	14,370.204	12.63	181,496
Band 30	10,018.375	12.61	126,332
Band 31	5,547.225	12.59	69,840
Band 32	547.217	12.57	6,879
Band 33	131.002	12.55	1,644
Band 34	636.799	12.54	7,985
Band 41	484.846	12.61	6,114
Band 43	861.052	12.58	10,832
Band 44	160.434	12.54	2,012
Band 45	406.753	12.53	5,097
Band 46	226,056.478	10.60	2,396,199
Band 47	50,678.644	10.58	536,180

	23,275,967.099		$466,036,415

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	199,103.118	$21.29	$4,238,905
Band 7	1,216.499	21.26	25,863
Band 8	68.286	21.19	1,447
Band 10	65,992.610	21.12	1,393,764
Band 11	3,632.877	21.08	76,581
Band 12	45,802.499	21.05	964,143
Band 13	2,173.323	10.63	23,102
Band 14	60,933.981	11.30	688,554
Band 15	143,830.182	11.29	1,623,843
Band 17	52,096.915	11.26	586,611
Band 20	324,312.574	20.98	6,804,078
Band 46	86,656.219	10.58	916,823

	985,819.083		$17,343,714

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	61,321.709	$13.68	$838,881
Band 4	815,396.590	13.60	11,089,394
Band 5	200,616.788	13.58	2,724,376
Band 6	15,583,944.165	13.55	211,162,443
Band 7	11,085,752.402	13.53	149,990,230
Band 8	4,655,665.232	13.50	62,851,481
Band 9	1,793,081.345	13.49	24,188,667
Band 10	12,968,061.706	13.47	174,679,791
Band 11	4,743,151.691	13.45	63,795,390
Band 12	1,942,130.292	13.44	26,102,231
Band 13	5,322,761.133	13.42	71,431,454
Band 14	14,220,294.864	13.39	190,409,748
Band 15	5,632,391.605	13.37	75,305,076
Band 16	429,579.758	13.34	5,730,594
Band 17	11,750,243.521	13.33	156,630,746
Band 18	129,594.540	13.31	1,724,903
Band 19	1,003,517.811	13.28	13,326,717
Band 20	10,461,932.446	13.41	140,294,514
Band 21	1,056,006.194	13.36	14,108,243
Band 26	946,920.306	13.69	12,963,339
Band 27	331,204.920	13.60	4,504,387
Band 28	64,304.295	13.55	871,323
Band 29	1,198,711.548	13.53	16,218,567
Band 30	479,942.871	13.44	6,450,432
Band 31	361,680.375	13.39	4,842,900
Band 32	169,061.980	13.30	2,248,524
Band 33	88,595.285	13.23	1,172,116
Band 34	259,478.025	13.19	3,422,515
Band 35	16,580.042	10.60	175,748
Band 36	7,839.668	10.59	83,022
Band 37	25,553.296	13.65	348,802
Band 38	3,136.517	10.59	33,216
Band 39	1,961.832	10.58	20,756
Band 40	1,757.869	10.57	18,581
Band 41	197,572.801	13.44	2,655,378
Band 42	120,935.441	13.38	1,618,116
Band 43	412,064.226	13.33	5,492,816
Band 44	38,775.507	12.13	470,347
Band 45	116,702.307	11.99	1,399,261
Band 46	4,335,431.040	11.57	50,160,937
Band 47	474,730.835	11.56	5,487,888

	113,508,384.778		$1,517,043,850

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	51,656.786	$12.47	$644,160
Band 4	1,000,253.750	12.40	12,403,147
Band 5	114,494.645	12.38	1,417,444
Band 6	10,360,814.789	12.35	127,956,063
Band 7	7,690,239.738	12.34	94,897,558
Band 8	3,854,889.222	12.31	47,453,686
Band 9	1,800,496.135	12.29	22,128,098
Band 10	8,805,370.931	12.28	108,129,955
Band 11	3,656,691.421	12.26	44,831,037
Band 12	1,473,385.425	12.25	18,048,971
Band 13	3,869,182.199	12.24	47,358,790
Band 14	11,024,052.362	12.21	134,603,679
Band 15	4,607,965.579	12.19	56,171,100
Band 16	262,053.706	12.16	3,186,573
Band 17	9,007,688.637	12.15	109,443,417
Band 18	28,058.485	12.13	340,349
Band 19	845,511.457	12.11	10,239,144
Band 20	7,151,072.993	12.22	87,386,112
Band 21	1,005,589.643	12.18	12,248,082
Band 26	811,729.294	12.48	10,130,382
Band 27	384,894.844	12.40	4,772,696
Band 28	99,354.506	12.35	1,227,028
Band 29	1,103,899.754	12.34	13,622,123
Band 30	521,149.332	12.25	6,384,079
Band 31	259,405.690	12.21	3,167,343
Band 32	204,301.961	12.12	2,476,140
Band 33	90,346.741	12.06	1,089,582
Band 34	237,979.660	12.02	2,860,516
Band 35	17,019.805	10.13	172,411
Band 36	5,046.129	10.12	51,067
Band 37	7,932.654	12.44	98,682
Band 38	3,376.956	10.12	34,175
Band 40	693.971	10.10	7,009
Band 41	186,130.279	12.25	2,280,096
Band 42	107,392.772	12.19	1,309,118
Band 43	391,061.617	12.15	4,751,399
Band 44	46,386.239	10.98	509,321
Band 45	98,787.396	10.87	1,073,819
Band 46	3,139,406.675	10.41	32,681,223
Band 47	369,559.802	10.39	3,839,726

	84,695,323.980		$1,031,425,300

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	30,741.762	$16.36	$502,935
Band 4	269,279.419	16.26	4,378,483
Band 5	90,957.256	16.24	1,477,146
Band 6	5,984,402.513	16.21	97,007,165
Band 7	4,245,593.994	16.19	68,736,167
Band 8	1,989,030.422	16.15	32,122,841
Band 9	781,242.415	16.13	12,601,440
Band 10	4,950,831.843	16.11	79,757,901
Band 11	2,083,392.617	16.09	33,521,787
Band 12	925,189.032	16.07	14,867,788
Band 13	2,431,608.675	16.05	39,027,319
Band 14	4,904,188.159	16.01	78,516,052
Band 15	1,757,275.377	16.00	28,116,406
Band 16	175,500.452	15.96	2,800,987
Band 17	3,995,242.625	15.94	63,684,167
Band 18	33,187.557	15.92	528,346
Band 19	354,276.694	15.88	5,625,914
Band 20	3,093,401.506	16.03	49,587,226
Band 21	467,937.685	15.98	7,477,644
Band 26	533,978.155	16.38	8,746,562
Band 27	298,840.780	16.26	4,859,151
Band 28	29,718.554	16.20	481,441
Band 29	558,732.061	16.19	9,045,872
Band 30	234,850.470	16.07	3,774,047
Band 31	156,496.410	16.01	2,505,508
Band 32	71,702.655	15.90	1,140,072
Band 33	27,278.063	15.83	431,812
Band 34	93,136.633	15.77	1,468,765
Band 35	64,347.399	11.01	708,465
Band 36	9,398.113	11.00	103,379
Band 37	824.479	16.32	13,456
Band 38	28,846.456	11.00	317,311
Band 39	1,722.022	10.99	18,925
Band 40	1,057.126	10.99	11,618
Band 41	56,041.009	16.07	900,579
Band 42	39,572.934	16.00	633,167
Band 43	165,194.799	15.94	2,633,205
Band 44	13,770.697	13.32	183,426
Band 45	28,702.144	13.15	377,433
Band 46	1,887,611.268	12.26	23,142,114
Band 47	144,536.971	12.24	1,769,133

	43,009,639.201		$683,603,155

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap Portfolio - Service Class
Currently payable annuity contracts			$121,677
Contracts in accumulation period:
Band 1	5,548.514	$19.98	110,859
Band 2	127,270.078	19.58	2,370,271
Band 3	8,889.895	18.90	168,019
Band 4	168,875.774	19.10	3,225,527
Band 5	223,509.775	19.00	4,246,686
Band 6	4,019,715.745	18.81	75,610,853
Band 7	3,135,034.521	18.72	58,687,846
Band 8	2,668,389.280	18.53	49,445,253
Band 9	662,959.278	18.43	12,218,340
Band 10	1,455,753.700	18.34	26,698,523
Band 11	3,039,074.822	18.25	55,463,116
Band 12	872,883.211	18.15	15,842,830
Band 13	2,107,560.863	18.06	38,062,549
Band 14	2,937,686.012	17.88	52,525,826
Band 15	162,092.759	17.79	2,883,630
Band 16	55,204.480	17.61	972,151
Band 17	1,277,975.682	17.52	22,390,134
Band 18	74,965.534	17.43	1,306,649
Band 19	216,991.897	17.25	3,743,110
Band 20	1,187,036.334	17.97	21,331,043
Band 21	190,099.903	17.70	3,364,768
Band 24	1,339.613	20.60	27,596
Band 25	78,841.098	19.78	1,559,477
Band 26	14,645.943	10.92	159,934
Band 27	5,051.873	10.89	55,015
Band 28	3,265.129	10.88	35,525
Band 29	8,986.807	10.88	97,776
Band 30	11,855.024	10.85	128,627
Band 31	7,164.811	10.84	77,667
Band 32	1,434.595	10.82	15,522
Band 33	4,872.717	10.80	52,625
Band 34	169.321	10.79	1,827
Band 41	3,575.353	10.85	38,793
Band 42	83.012	10.84	900
Band 43	17,194.243	10.83	186,214
Band 46	186,172.056	10.01	1,863,582
Band 47	39,349.392	10.00	393,494

	24,981,519.044		$455,484,234

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	176,933.764	$13.86	$2,452,302
Band 7	7,601.027	13.84	105,198
Band 10	74,847.228	13.75	1,029,149
Band 11	1,942.663	13.72	26,653
Band 12	32,133.676	13.70	440,231
Band 14	11,288.362	9.92	111,981
Band 15	50,406.528	9.91	499,529
Band 17	47,952.880	9.88	473,774
Band 20	252,036.405	13.65	3,440,297
Band 46	55,951.724	10.00	559,517

	711,094.257		$9,138,631

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service Class
Contracts in accumulation period:
Band 2	75,742.309	$11.73	$888,457
Band 3	3,965.702	11.49	45,566
Band 4	119,677.436	11.56	1,383,471
Band 5	571,908.638	11.52	6,588,388
Band 6	5,419,950.931	11.45	62,058,438
Band 7	8,078,575.474	11.42	92,257,332
Band 8	2,164,626.294	11.35	24,568,508
Band 9	1,049,008.804	11.32	11,874,780
Band 10	4,508,542.459	11.28	50,856,359
Band 11	4,231,050.692	11.25	47,599,320
Band 12	3,310,336.134	11.21	37,108,868
Band 13	5,800,169.431	11.18	64,845,894
Band 14	8,743,723.724	11.11	97,142,771
Band 15	251,243.771	11.08	2,783,781
Band 16	219,613.964	11.01	2,417,950
Band 17	3,074,968.691	10.98	33,763,156
Band 18	235,343.642	10.95	2,577,013
Band 19	703,154.254	10.88	7,650,318
Band 20	3,153,200.501	11.15	35,158,186
Band 21	792,740.317	11.05	8,759,781
Band 24	1,323.767	12.08	15,991
Band 25	146,764.978	11.80	1,731,827
Band 26	6,727.105	11.20	75,344
Band 27	4,439.077	11.17	49,584
Band 29	6,153.966	11.16	68,678
Band 30	1,549.650	11.13	17,248
Band 31	8,414.177	11.12	93,566
Band 32	5,132.152	11.10	56,967
Band 33	4,787.252	11.08	53,043
Band 41	3,496.535	11.14	38,951
Band 43	5,068.755	11.11	56,314
Band 46	254,657.451	10.49	2,671,357
Band 47	63,409.551	10.48	664,532

	53,019,467.584		$595,921,739

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	194,289.820	$15.54	$3,019,264
Band 7	1,511.084	15.52	23,452
Band 10	66,338.531	15.41	1,022,277
Band 11	7,382.583	15.39	113,618
Band 12	66,383.968	15.36	1,019,658
Band 13	9,017.645	10.53	94,956
Band 14	3,679.209	10.93	40,214
Band 15	40,939.652	10.92	447,061
Band 17	35,364.331	10.89	385,118
Band 20	296,664.087	15.31	4,541,927
Band 46	24,545.237	10.48	257,234

	746,116.147		$10,964,779

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Eagle Asset Capital Appreciation Portfolio - Service Class
Currently payable annuity contracts			$38,681
Contracts in accumulation period:
Band 1	2,972.759	$22.14	65,817
Band 2	139,595.253	21.66	2,984,952
Band 3	3,085.171	20.83	64,264
Band 4	111,309.175	21.10	2,348,624
Band 5	81,632.016	20.95	1,710,191
Band 6	1,425,052.543	20.75	29,569,840
Band 7	941,748.496	20.61	19,409,437
Band 8	1,378,372.761	20.41	28,132,588
Band 9	201,979.925	20.27	4,094,133
Band 10	377,981.596	20.15	7,616,329
Band 11	1,480,581.095	20.04	29,670,845
Band 12	295,145.922	19.93	5,882,258
Band 13	760,223.098	19.82	15,067,622
Band 14	952,970.242	19.60	18,678,217
Band 15	72,499.830	19.49	1,413,022
Band 16	18,601.281	19.27	358,447
Band 17	271,862.969	19.17	5,211,613
Band 18	24,615.006	19.06	469,162
Band 19	44,112.376	18.85	831,518
Band 20	254,351.126	19.71	5,013,261
Band 21	74,557.664	19.38	1,444,928
Band 25	9,905.039	21.90	216,920
Band 26	22,515.102	21.78	490,379
Band 27	10,981.011	21.07	231,370
Band 28	2,499.175	20.72	51,783
Band 29	30,064.525	20.60	619,329
Band 30	24,637.756	19.93	491,030
Band 31	15,782.654	19.59	309,182
Band 32	11,140.124	18.97	211,328
Band 33	1,532.387	18.55	28,426
Band 34	2,473.748	18.25	45,146
Band 41	2,337.561	12.36	28,892
Band 42	568.097	12.31	6,993
Band 43	23,018.750	12.26	282,210
Band 44	6,370.452	10.95	69,756
Band 45	2,727.756	10.80	29,460
Band 46	98,340.461	9.98	981,438
Band 47	10,074.241	9.96	100,339

	9,188,219.143		$184,269,730

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	62,797.184	$13.26	$832,691
Band 7	444.753	13.24	5,889
Band 10	5,365.519	13.15	70,557
Band 12	13,515.318	13.11	177,186
Band 14	1,389.636	11.01	15,300
Band 15	9,999.105	11.00	109,990
Band 20	97,360.995	13.06	1,271,535
Band 46	58,472.590	9.97	582,972

	249,345.100		$3,066,120

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Class S
Contracts in accumulation period:
Band 1	10,100.628	$10.26	$103,632
Band 2	1,009.496	10.86	10,963
Band 3	919.006	10.79	9,916
Band 4	35,792.852	10.81	386,921
Band 5	51,877.504	10.80	560,277
Band 6	1,770,931.833	10.78	19,090,645
Band 7	2,117,858.497	10.78	22,830,515
Band 8	431,425.694	10.76	4,642,140
Band 9	143,590.390	10.75	1,543,597
Band 10	1,302,047.471	10.74	13,983,990
Band 11	907,937.781	10.73	9,742,172
Band 12	518,298.606	10.72	5,556,161
Band 13	1,100,938.572	10.71	11,791,052
Band 14	2,164,814.564	10.69	23,141,868
Band 15	345,203.434	10.68	3,686,773
Band 16	72,870.154	10.67	777,525
Band 17	1,264,818.055	10.66	13,482,960
Band 18	52,729.924	10.65	561,574
Band 19	110,965.314	10.63	1,179,561
Band 20	1,373,293.290	10.70	14,694,238
Band 21	183,222.135	10.68	1,956,812
Band 25	17,137.421	10.88	186,455
Band 26	144,970.897	10.87	1,575,834
Band 27	34,581.642	10.81	373,828
Band 28	9,563.817	10.78	103,098
Band 29	200,632.053	10.77	2,160,807
Band 30	70,165.961	10.72	752,179
Band 31	69,489.067	10.69	742,838
Band 32	20,187.304	10.64	214,793
Band 33	6,412.528	10.60	67,973
Band 34	27,239.840	10.58	288,198
Band 41	45,088.148	10.72	483,345
Band 42	8,341.257	10.69	89,168
Band 43	27,871.077	10.66	297,106
Band 44	6,323.458	10.59	66,965
Band 45	31,767.860	10.57	335,786
Band 46	263,578.123	10.96	2,888,816
Band 47	24,903.904	10.95	272,698

	14,968,899.557		$160,633,179

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Class A
Contracts in accumulation period:
Band 6	24,365.024	$10.72	$261,193
Band 10	9,303.036	10.68	99,356
Band 15	17,980.046	10.62	190,948
Band 17	9,591.533	10.60	101,670
Band 20	7,277.933	10.64	77,437
Band 46	22,548.567	10.22	230,446

	91,066.139		$961,050

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,121.651	$10.78	$44,431
Band 6	26,871.390	10.75	288,867
Band 7	44,526.983	10.74	478,220
Band 8	18,300.014	10.72	196,176
Band 9	23,211.639	10.72	248,829
Band 10	92,163.772	10.71	987,074
Band 11	16,383.157	10.70	175,300
Band 12	13,402.350	10.69	143,271
Band 13	24,324.541	10.68	259,786
Band 14	66,624.281	10.66	710,215
Band 15	9,371.435	10.65	99,806
Band 16	15,854.504	10.63	168,533
Band 17	51,144.687	10.62	543,157
Band 18	157.024	10.62	1,668
Band 19	2,596.757	10.60	27,526
Band 20	38,432.278	10.67	410,072
Band 21	696.297	10.64	7,409
Band 26	56,706.283	10.83	614,129
Band 27	22,424.124	10.78	241,732
Band 28	5,872.816	10.75	63,133
Band 29	95,371.427	10.74	1,024,289
Band 30	32,324.192	10.69	345,546
Band 31	12,100.161	10.66	128,988
Band 32	3,647.327	10.61	38,698
Band 33	13,979.406	10.57	147,762
Band 34	8,516.012	10.55	89,844
Band 35	4,478.170	11.34	50,782
Band 36	1,032.109	11.33	11,694
Band 37	317.360	11.32	3,593
Band 38	570.907	11.32	6,463
Band 39	600.737	11.31	6,794
Band 41	103.955	10.69	1,111
Band 42	640.310	10.65	6,819
Band 43	491.550	10.63	5,225
Band 45	1,252.336	10.53	13,187
Band 46	35,456.722	10.23	362,722
Band 47	4,087.667	10.22	41,776

	748,156.331		$7,994,627

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Currently payable annuity contracts			$340,753
Contracts in accumulation period:
Band 1	9,790.048	$10.18	99,663
Band 2	112,190.666	13.71	1,197,381
Band 3	9,506.919	13.46	127,963
Band 4	213,623.447	13.53	2,890,325
Band 5	313,798.852	13.50	4,236,285
Band 6	6,237,949.782	13.42	83,713,286
Band 7	6,072,494.602	13.39	81,310,703
Band 8	2,687,105.967	13.32	35,792,251
Band 9	858,757.055	13.28	11,404,294
Band 10	3,308,904.882	13.25	43,842,990
Band 11	3,959,235.063	13.21	52,301,495
Band 12	1,638,208.055	13.18	21,591,582
Band 13	3,735,442.235	13.14	49,083,711
Band 14	6,549,243.928	13.07	85,598,618
Band 15	535,372.533	13.04	6,981,258
Band 16	185,056.333	12.97	2,400,181
Band 17	2,618,948.416	12.93	33,863,003
Band 18	173,162.518	12.90	2,233,796
Band 19	314,053.406	12.83	4,029,305
Band 20	2,416,091.919	13.11	31,674,965
Band 21	402,963.336	13.00	5,238,523
Band 25	76,853.077	13.79	1,059,804
Band 26	26,654.727	12.05	321,189
Band 27	6,636.670	12.03	79,839
Band 28	4,724.601	12.02	56,790
Band 29	68,824.753	12.01	826,585
Band 30	29,573.090	11.99	354,581
Band 31	22,981.887	11.97	275,093
Band 32	3,680.008	11.95	43,976
Band 33	366.838	11.93	4,376
Band 34	1,039.758	11.92	12,394
Band 41	8,017.451	11.99	96,129
Band 42	8,393.851	11.97	100,474
Band 43	26,265.853	11.96	314,140
Band 44	990.438	11.93	11,816
Band 45	2,775.733	11.91	33,059
Band 46	490,291.478	11.78	5,775,634
Band 47	55,130.384	11.76	648,333

	43,185,100.559		$569,966,543

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	340,926.406	$17.51	$5,969,621
Band 7	4,115.502	17.48	71,939
Band 10	236,651.367	17.37	4,110,634
Band 11	5,907.067	17.34	102,429
Band 12	76,651.101	17.31	1,326,831
Band 14	65,427.841	13.56	887,202
Band 15	158,720.171	13.54	2,149,071
Band 17	138,525.990	13.51	1,871,486
Band 20	557,683.630	17.25	9,620,043
Band 46	192,594.315	11.76	2,264,909

	1,777,203.390		$28,374,165

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Earnings Growth Portfolio - Service Class
Contracts in accumulation period:
Band 4	22,674.926	$10.54	$238,994
Band 6	9,537.445	10.53	100,429
Band 7	11,266.365	10.52	118,522
Band 8	2,293.470	10.51	24,104
Band 9	92,330.721	10.51	970,396
Band 10	19,413.729	10.51	204,038
Band 11	316.241	10.50	3,321
Band 13	23,612.501	10.50	247,931
Band 14	60,711.674	10.49	636,865
Band 15	17,391.881	10.49	182,441
Band 17	33,514.236	10.48	351,229
Band 20	1,402.709	10.49	14,714
Band 21	4,233.488	10.48	44,367
Band 26	95,031.161	10.56	1,003,529
Band 27	73,361.454	10.54	773,230
Band 28	18,621.662	10.53	196,086
Band 29	121,387.045	10.52	1,276,992
Band 30	98,389.786	10.50	1,033,093
Band 31	76,433.889	10.49	801,792
Band 32	17,563.516	10.47	183,890
Band 33	14,077.134	10.45	147,106
Band 34	12,931.095	10.44	135,001
Band 41	3,139.881	10.50	32,969
Band 42	6,156.031	10.49	64,577
Band 43	14,323.746	10.48	150,113
Band 44	1,862.020	10.45	19,458
Band 45	13,800.582	10.44	144,078
Band 46	7,475.657	10.47	78,270
Band 47	6,276.224	10.46	65,649

	879,530.269		$9,243,184

ING FMRSM Earnings Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 15	521.732	$10.48	$5,468
Band 20	963.431	10.49	10,106

	1,485.163		$15,574

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Currently payable annuity contracts			$246,959
Contracts in accumulation period:
Band 1	23,420.300	$33.26	778,959
Band 2	171,675.951	32.14	5,270,706
Band 3	9,682.101	30.27	293,077
Band 4	48,204.403	30.84	1,486,624
Band 5	48,667.948	30.54	1,486,319
Band 6	1,542,660.893	30.06	46,372,386
Band 7	1,634,532.323	29.76	48,643,682
Band 8	930,198.886	29.30	27,254,827
Band 9	134,709.952	29.01	3,907,936
Band 10	1,133,307.923	28.76	32,593,936
Band 11	1,146,344.495	28.51	32,682,282
Band 12	385,687.128	28.27	10,903,375
Band 13	958,681.189	28.03	26,871,834
Band 14	2,247,683.841	27.55	61,923,690
Band 15	246,688.648	27.31	6,737,067
Band 16	65,989.946	26.84	1,771,170
Band 17	1,039,563.449	26.61	27,662,783
Band 18	28,306.727	26.38	746,731
Band 19	126,559.959	25.93	3,281,700
Band 20	683,978.603	27.79	19,007,765
Band 21	101,882.858	27.08	2,758,988
Band 25	37,564.285	32.70	1,228,352
Band 26	38,316.037	13.42	514,201
Band 27	3,087.790	13.40	41,376
Band 28	12,919.638	13.38	172,865
Band 29	136,495.274	13.38	1,826,307
Band 30	20,927.909	13.35	279,388
Band 31	14,432.019	13.33	192,379
Band 32	5,013.276	13.31	66,727
Band 34	1,236.839	13.27	16,413
Band 41	11,942.487	13.35	159,432
Band 42	3,710.713	13.33	49,464
Band 43	20,096.351	13.32	267,683
Band 44	134.367	13.28	1,784
Band 45	6,080.694	13.27	80,691
Band 46	374,771.986	13.96	5,231,817
Band 47	84,669.321	13.94	1,180,290

	13,479,826.509		$373,991,965

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	280,993.341	$20.95	$5,886,811
Band 7	1,516.707	20.91	31,714
Band 10	130,772.271	20.77	2,716,140
Band 11	3,480.556	20.74	72,187
Band 12	43,086.917	20.70	891,899
Band 13	212.700	14.01	2,980
Band 14	51,314.730	14.25	731,235
Band 15	134,472.157	14.24	1,914,884
Band 17	80,382.000	14.20	1,141,424
Band 20	376,683.156	20.63	7,770,974
Band 46	99,724.173	13.95	1,391,152

	1,202,638.708		$22,551,400

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Goldman Sachs TollkeeperSM Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,851.348	$7.27	$13,459
Band 3	1,455.410	7.15	10,406
Band 4	24,697.072	7.19	177,572
Band 5	21,692.384	7.17	155,534
Band 6	1,262,439.322	7.14	9,013,817
Band 7	1,697,997.265	7.12	12,089,741
Band 8	307,359.041	7.09	2,179,176
Band 9	82,082.854	7.07	580,326
Band 10	1,030,730.712	7.05	7,266,652
Band 11	603,792.189	7.04	4,250,697
Band 12	321,068.222	7.02	2,253,899
Band 13	980,092.927	7.00	6,860,650
Band 14	1,868,193.772	6.97	13,021,311
Band 15	107,032.024	6.95	743,873
Band 16	87,586.824	6.92	606,101
Band 17	760,176.016	6.90	5,245,215
Band 18	48,150.199	6.89	331,755
Band 19	86,943.365	6.85	595,562
Band 20	812,532.607	6.99	5,679,603
Band 21	68,691.484	6.94	476,719
Band 25	12,207.824	7.31	89,239
Band 26	6,607.106	11.46	75,717
Band 29	36,943.309	11.42	421,893
Band 30	6,221.190	11.39	70,859
Band 31	1,059.168	11.38	12,053
Band 32	544.468	11.36	6,185
Band 34	257.571	11.33	2,918
Band 41	3,852.324	11.39	43,878
Band 43	1,135.065	11.36	12,894
Band 45	5,249.407	11.32	59,423
Band 46	65,594.203	10.16	666,437
Band 47	10,386.684	10.14	105,321

	10,324,623.356		$73,118,885

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	103,763.268	$15.93	$1,652,949
Band 10	36,126.660	15.79	570,440
Band 11	351.229	15.77	5,539
Band 12	38,207.260	15.74	601,382
Band 14	4,851.671	11.16	54,145
Band 15	50,588.920	11.15	564,066
Band 17	22,560.322	11.12	250,871
Band 20	115,819.802	15.69	1,817,213
Band 46	22,872.260	10.15	232,153

	395,141.392		$5,748,758

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Portfolio - Service Class
Contracts in accumulation period:
Band 2	11,959.254	$11.98	$143,272
Band 3	4,281.680	11.57	49,539
Band 4	8,746.006	11.69	102,241
Band 5	68,005.099	11.63	790,899
Band 6	2,837,858.226	11.44	32,465,098
Band 7	1,763,918.060	11.46	20,214,501
Band 8	1,222,097.925	11.35	13,870,811
Band 9	423,486.980	11.29	4,781,168
Band 10	523,671.692	11.24	5,886,070
Band 11	2,763,002.247	11.18	30,890,365
Band 12	326,524.119	11.13	3,634,213
Band 13	1,191,041.407	11.07	13,184,828
Band 14	1,767,322.593	10.96	19,369,856
Band 15	34,653.872	10.91	378,074
Band 16	29,184.519	10.80	315,193
Band 17	448,484.363	10.75	4,821,207
Band 18	48,114.853	10.69	514,348
Band 19	68,300.511	10.59	723,302
Band 20	559,559.225	11.02	6,166,343
Band 21	124,036.466	10.85	1,345,796
Band 25	42,470.945	12.10	513,898
Band 46	41,585.535	11.18	464,926
Band 47	10,561.881	11.16	117,871

	14,318,867.458		$160,743,819

ING International Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	123,810.440	$15.58	$1,928,967
Band 8	589.483	15.50	9,137
Band 10	69,265.839	15.45	1,070,157
Band 11	702.656	15.42	10,835
Band 12	121,892.819	15.40	1,877,149
Band 14	15,299.347	12.33	188,641
Band 15	8,898.226	12.32	109,626
Band 17	42,567.366	12.28	522,727
Band 20	271,591.864	15.35	4,168,935
Band 46	18,461.634	11.16	206,032

	673,079.674		$10,092,206

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,869.035	$12.12	$119,613
Band 3	1,124.408	11.90	13,380
Band 4	14,229.933	11.96	170,190
Band 5	69,916.305	11.93	834,102
Band 6	868,501.270	11.87	10,309,110
Band 7	1,083,146.022	11.83	12,813,617
Band 8	310,078.031	11.77	3,649,618
Band 9	130,425.796	11.74	1,531,199
Band 10	473,568.606	11.71	5,545,488
Band 11	543,127.483	11.68	6,343,729
Band 12	238,032.359	11.65	2,773,077
Band 13	599,753.203	11.62	6,969,132
Band 14	1,336,164.234	11.55	15,432,697
Band 15	109,412.565	11.52	1,260,433
Band 16	29,669.917	11.46	340,017
Band 17	324,542.050	11.43	3,709,516
Band 18	62,176.907	11.40	708,817
Band 19	50,307.930	11.34	570,492
Band 20	413,113.894	11.58	4,783,859
Band 21	77,167.132	11.49	886,650
Band 25	6,642.140	12.18	80,901
Band 26	10,207.197	13.19	134,633
Band 27	2,360.669	13.12	30,972
Band 28	846.049	13.09	11,075
Band 29	22,052.086	13.08	288,441
Band 30	8,587.646	13.01	111,725
Band 31	2,118.183	12.98	27,494
Band 32	3,736.443	12.91	48,237
Band 33	179.882	12.87	2,315
Band 34	2,091.440	12.84	26,854
Band 41	1,573.266	13.01	20,468
Band 42	1,875.254	12.97	24,322
Band 43	15,580.341	12.93	201,454
Band 45	6,450.573	12.65	81,600
Band 46	116,719.881	11.59	1,352,783
Band 47	23,545.115	11.57	272,417

	6,968,893.245		$81,480,427

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	29,247.631	$18.72	$547,516
Band 10	45,370.934	18.56	842,085
Band 11	1,026.776	18.53	19,026
Band 12	20,848.710	18.50	385,701
Band 14	6,689.484	12.83	85,826
Band 15	31,912.893	12.82	409,123
Band 17	8,065.728	12.78	103,080
Band 20	61,389.216	18.44	1,132,017
Band 46	20,027.058	11.57	231,713

	224,578.430		$3,756,087

ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Contracts in accumulation period:
Band 6	222,768.560	$21.55	$4,800,662
Band 7	7,831.611	21.52	168,536
Band 10	113,015.734	21.37	2,415,146
Band 11	7,101.736	21.34	151,551
Band 12	42,323.343	21.30	901,487
Band 13	6,281.750	14.06	88,321
Band 14	43,562.046	14.67	639,055
Band 15	172,958.733	14.66	2,535,575
Band 17	52,521.424	14.62	767,863
Band 20	264,740.626	21.23	5,620,443
Band 46	120,978.466	14.00	1,693,699

	1,054,084.029		$19,782,338

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Currently payable annuity contracts			$350,127
Contracts in accumulation period:
Band 1	11,569.483	$14.59	168,799
Band 2	300,119.981	14.36	3,959,596
Band 3	13,182.867	13.96	184,033
Band 4	112,765.006	14.08	1,587,731
Band 5	155,100.949	14.02	2,174,515
Band 6	3,298,670.347	13.91	45,884,505
Band 7	3,050,097.160	13.86	42,274,347
Band 8	1,806,292.966	13.75	24,836,528
Band 9	437,852.278	13.69	5,994,198
Band 10	1,968,335.219	13.64	26,848,092
Band 11	1,660,184.406	13.58	22,545,304
Band 12	569,208.855	13.53	7,701,396
Band 13	1,662,497.623	13.47	22,393,843
Band 14	2,969,517.218	13.37	39,702,445
Band 15	569,679.267	13.31	7,582,431
Band 16	77,137.774	13.21	1,018,990
Band 17	1,606,085.305	13.15	21,120,022
Band 18	50,977.542	13.10	667,806
Band 19	146,546.086	13.00	1,905,099
Band 20	1,078,138.194	13.42	14,468,615
Band 21	150,997.462	13.26	2,002,226
Band 25	36,982.917	14.48	535,513
Band 26	38,991.090	13.77	536,907
Band 27	4,875.443	13.74	66,989
Band 28	5,526.325	13.73	75,876
Band 29	73,314.857	13.72	1,005,880
Band 30	25,623.172	13.69	350,781
Band 31	12,576.693	13.68	172,049
Band 32	8,519.354	13.65	116,289
Band 33	173.068	13.63	2,359
Band 34	1,688.103	13.62	22,992
Band 41	4,697.657	13.69	64,311
Band 42	682.635	13.67	9,332
Band 43	18,106.301	13.66	247,332
Band 44	160.469	13.63	2,187
Band 45	2,924.639	13.61	39,804
Band 46	431,199.183	14.03	6,049,725
Band 47	51,220.520	14.01	717,599

	22,412,218.414		$305,386,573

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 1	690.964	$13.47	$9,307
Band 2	9,620.043	13.38	128,716
Band 3	1,789.768	13.20	23,625
Band 4	71,069.153	13.25	941,666
Band 5	53,193.856	13.23	703,755
Band 6	1,821,292.815	13.18	24,004,639
Band 7	1,822,536.849	13.15	23,966,360
Band 8	472,909.346	13.11	6,199,842
Band 9	216,699.204	13.08	2,834,426
Band 10	1,518,627.647	13.06	19,833,277
Band 11	650,083.107	13.03	8,470,583
Band 12	304,044.028	13.01	3,955,613
Band 13	1,019,675.206	12.98	13,235,384
Band 14	1,880,313.733	12.94	24,331,260
Band 15	362,664.978	12.91	4,682,005
Band 16	60,813.736	12.86	782,065
Band 17	1,016,028.483	12.84	13,045,806
Band 18	32,716.257	12.82	419,422
Band 19	150,463.106	12.77	1,921,414
Band 20	785,792.638	12.96	10,183,873
Band 21	184,335.131	12.89	2,376,080
Band 25	25,100.387	13.43	337,098
Band 26	109,313.140	13.40	1,464,796
Band 27	42,521.186	13.25	563,406
Band 28	8,668.567	13.18	114,252
Band 29	124,113.893	13.15	1,632,098
Band 30	46,548.830	13.01	605,600
Band 31	83,207.080	12.93	1,075,868
Band 32	23,789.537	12.80	304,506
Band 33	11,809.072	12.70	149,975
Band 34	8,841.896	12.63	111,673
Band 41	28,743.816	13.89	399,252
Band 42	14,587.984	13.82	201,606
Band 43	82,993.707	13.77	1,142,823
Band 44	8,729.277	12.01	104,839
Band 45	12,464.488	11.81	147,206
Band 46	645,307.920	10.37	6,691,843
Band 47	40,776.849	10.36	422,448

	13,752,877.677		$177,518,407

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Equity Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	605,324.247	$15.86	$9,600,443
Band 7	901.992	15.83	14,279
Band 10	332,761.226	15.73	5,234,334
Band 11	20,699.648	15.70	324,984
Band 12	177,895.615	15.67	2,787,624
Band 13	3,904.047	10.40	40,602
Band 14	111,859.910	12.14	1,357,979
Band 15	315,498.310	12.13	3,826,995
Band 17	275,748.450	12.09	3,333,799
Band 20	1,033,038.534	15.62	16,136,062
Band 46	266,703.595	10.35	2,760,382

	3,144,335.574		$45,417,483

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Band 4	80,437.384	$10.65	$856,658
Band 6	81,335.977	10.64	865,415
Band 7	87,047.347	10.64	926,184
Band 8	55,059.331	10.63	585,281
Band 9	246,169.387	10.62	2,614,319
Band 10	349,843.464	10.62	3,715,338
Band 11	76,304.894	10.62	810,358
Band 12	15,291.120	10.61	162,239
Band 13	297,900.524	10.61	3,160,725
Band 14	23,399.042	10.60	248,030
Band 15	169,152.725	10.60	1,793,019
Band 16	1,651.674	10.59	17,491
Band 17	34,440.486	10.59	364,725
Band 19	18,481.584	10.58	195,535
Band 20	47,896.540	10.61	508,182
Band 21	54,304.946	10.60	575,632
Band 26	380,342.187	10.67	4,058,251
Band 27	197,426.340	10.65	2,102,591
Band 28	59,380.581	10.64	631,809
Band 29	588,743.439	10.63	6,258,343
Band 30	395,613.324	10.61	4,197,457
Band 31	251,519.854	10.60	2,666,110
Band 32	58,389.350	10.58	617,759
Band 33	42,329.281	10.57	447,421
Band 34	66,590.701	10.56	703,198
Band 41	37,928.868	10.61	402,425
Band 42	11,073.145	10.60	117,375
Band 43	47,926.312	10.59	507,540
Band 44	13,732.617	10.56	145,016
Band 45	13,062.833	10.55	137,813
Band 46	32,145.837	10.58	340,103
Band 47	8,236.728	10.57	87,062

	3,843,157.822		$40,819,404

ING JPMorgan Value Opportunities Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	25,860.131	$10.63	$274,893
Band 10	19,383.799	10.61	205,662
Band 12	146.425	10.60	1,552
Band 14	2,540.505	10.59	26,904
Band 15	19,745.361	10.59	209,103
Band 17	980.195	10.58	10,370
Band 20	4,231.935	10.60	44,859
Band 46	8,607.961	10.57	90,986

	81,496.312		$864,329

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	359.100	$14.39	$5,167
Band 2	14,787.349	14.28	211,163
Band 4	96,805.642	14.15	1,369,800
Band 5	73,142.467	14.12	1,032,772
Band 6	3,309,450.065	14.07	46,563,962
Band 7	2,771,237.140	14.04	38,908,169
Band 8	991,309.233	13.99	13,868,416
Band 9	307,302.505	13.97	4,293,016
Band 10	3,692,515.943	13.94	51,473,672
Band 11	1,241,318.503	13.91	17,266,740
Band 12	338,367.008	13.89	4,699,918
Band 13	1,478,095.677	13.86	20,486,406
Band 14	3,941,374.214	13.81	54,430,378
Band 15	692,426.139	13.78	9,541,632
Band 16	94,733.839	13.73	1,300,696
Band 17	2,479,778.530	13.71	33,997,764
Band 18	57,746.641	13.68	789,974
Band 19	284,151.276	13.63	3,872,982
Band 20	1,683,877.560	13.84	23,304,865
Band 21	261,207.057	13.76	3,594,209
Band 25	24,387.195	14.33	349,469
Band 26	228,563.724	14.31	3,270,747
Band 27	67,064.396	14.15	948,961
Band 28	14,888.180	14.07	209,477
Band 29	326,789.282	14.04	4,588,122
Band 30	100,067.255	13.89	1,389,934
Band 31	53,935.617	13.81	744,851
Band 32	43,805.419	13.66	598,382
Band 33	34,402.058	13.56	466,492
Band 34	47,182.819	13.48	636,024
Band 41	38,427.654	15.36	590,249
Band 42	12,150.962	15.29	185,788
Band 43	70,587.736	15.24	1,075,757
Band 44	17,152.774	13.04	223,672
Band 45	9,554.551	12.86	122,872
Band 46	720,889.869	11.82	8,520,918
Band 47	141,924.013	11.80	1,674,703

	25,761,759.392		$356,608,119

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	474,921.751	$16.60	$7,883,701
Band 7	13,456.842	16.57	222,980
Band 10	397,394.979	16.46	6,541,121
Band 11	7,999.498	16.43	131,432
Band 12	87,102.972	16.41	1,429,360
Band 13	3,226.938	11.84	38,207
Band 14	55,606.042	12.97	721,210
Band 15	346,997.585	12.96	4,497,089
Band 17	180,499.333	12.92	2,332,051
Band 20	724,745.173	16.35	11,849,584
Band 46	300,366.863	11.79	3,541,325

	2,592,317.976		$39,188,060

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	18,569.608	$10.21	$189,596
Band 4	169,202.460	10.08	1,705,561
Band 5	281,509.440	10.05	2,829,170
Band 6	4,471,159.247	10.00	44,711,592
Band 7	5,050,606.919	9.97	50,354,551
Band 8	1,709,205.643	9.92	16,955,320
Band 9	660,559.383	9.89	6,532,932
Band 10	4,293,067.205	9.86	42,329,643
Band 11	2,229,210.584	9.84	21,935,432
Band 12	1,740,222.827	9.81	17,071,586
Band 13	3,832,627.154	9.79	37,521,420
Band 14	5,533,758.050	9.73	53,843,466
Band 15	992,392.206	9.71	9,636,128
Band 16	217,373.124	9.66	2,099,824
Band 17	3,425,890.798	9.63	32,991,328
Band 18	138,702.370	9.60	1,331,543
Band 19	377,755.925	9.55	3,607,569
Band 20	2,222,016.407	9.76	21,686,880
Band 21	582,964.971	9.68	5,643,101
Band 25	78,653.050	10.27	807,767
Band 26	326,966.876	10.24	3,348,141
Band 27	78,844.022	10.08	794,748
Band 28	44,770.116	10.00	447,701
Band 29	386,181.831	9.97	3,850,233
Band 30	143,888.345	9.81	1,411,545
Band 31	96,826.409	9.73	942,121
Band 32	22,638.038	9.58	216,872
Band 33	18,673.627	9.48	177,026
Band 34	39,263.338	9.40	369,075
Band 35	15,922.468	11.56	184,064
Band 36	4,388.408	11.54	50,642
Band 37	7,229.867	10.16	73,455
Band 38	2,958.354	11.54	34,139
Band 39	2,591.070	11.52	29,849
Band 41	74,784.531	12.60	942,285
Band 42	20,252.278	12.54	253,964
Band 43	88,609.850	12.50	1,107,623
Band 44	2,626.512	11.59	30,441
Band 45	30,458.124	11.48	349,659
Band 46	895,243.523	10.67	9,552,248
Band 47	118,362.057	10.65	1,260,556

	40,446,927.015		$399,210,796

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	415,743.398	$13.71	$5,699,842
Band 7	16,180.373	13.69	221,509
Band 10	278,934.305	13.60	3,793,507
Band 11	4,592.004	13.58	62,359
Band 12	151,199.790	13.55	2,048,757
Band 14	81,163.207	11.59	940,682
Band 15	229,197.688	11.58	2,654,109
Band 17	153,853.294	11.55	1,777,006
Band 20	539,095.660	13.51	7,283,182
Band 46	251,045.233	10.65	2,673,632

	2,121,004.952		$27,154,585

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Band 4	183,758.222	$12.00	$2,205,099
Band 5	12,040.138	11.99	144,361
Band 6	6,471,801.808	11.97	77,467,468
Band 7	3,909,343.671	11.96	46,755,750
Band 8	5,408,750.815	11.94	64,580,485
Band 9	353,226.409	11.93	4,213,991
Band 10	6,449,924.744	11.92	76,883,103
Band 11	1,824,694.763	11.91	21,732,115
Band 12	574,539.076	11.90	6,837,015
Band 13	3,819,491.981	11.89	45,413,760
Band 14	6,462,213.441	11.87	76,706,474
Band 15	4,285,720.743	11.86	50,828,648
Band 16	396,330.030	11.84	4,692,548
Band 17	8,301,501.093	11.83	98,206,758
Band 18	3,770.259	11.82	44,564
Band 19	520,282.930	11.80	6,139,339
Band 20	3,457,105.742	11.88	41,070,416
Band 21	405,462.087	11.85	4,804,726
Band 26	156,447.280	12.06	1,886,754
Band 27	31,596.108	12.00	379,153
Band 28	34,723.979	11.97	415,646
Band 29	122,790.213	11.96	1,468,571
Band 30	62,554.765	11.90	744,402
Band 31	76,208.106	11.87	904,590
Band 32	3,930.222	11.81	46,416
Band 33	21,528.234	11.77	253,387
Band 34	33,673.178	11.74	395,323
Band 41	67,248.177	11.90	800,253
Band 42	10,199.505	11.86	120,966
Band 43	169,003.817	11.83	1,999,315
Band 44	3,120.519	11.76	36,697
Band 45	30,906.661	11.73	362,535
Band 46	2,581,070.022	10.83	27,952,988
Band 47	559,249.221	10.82	6,051,077

	56,804,207.959		$672,544,693

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Band 2	22,412.502	$11.82	$264,916
Band 4	630,771.828	11.77	7,424,184
Band 5	67,372.459	11.76	792,300
Band 6	15,847,602.259	11.74	186,050,851
Band 7	7,179,799.297	11.73	84,219,046
Band 8	7,771,106.377	11.71	90,999,656
Band 9	1,698,666.044	11.70	19,874,393
Band 10	16,262,153.648	11.69	190,104,576
Band 11	3,030,220.411	11.68	35,392,974
Band 12	943,198.027	11.67	11,007,121
Band 13	5,774,561.329	11.66	67,331,385
Band 14	13,744,989.174	11.64	159,991,674
Band 15	9,279,400.529	11.63	107,919,428
Band 16	1,084,476.798	11.61	12,590,776
Band 17	13,856,056.872	11.60	160,730,260
Band 18	16,331.770	11.59	189,285
Band 19	1,057,772.098	11.57	12,238,423
Band 20	8,988,473.887	11.65	104,715,721
Band 21	985,843.641	11.62	11,455,503
Band 26	469,156.817	11.83	5,550,125
Band 27	109,649.094	11.77	1,290,570
Band 28	54,936.994	11.74	644,960
Band 29	715,939.752	11.73	8,397,973
Band 30	211,134.757	11.67	2,463,943
Band 31	112,685.264	11.64	1,311,656
Band 32	90,100.644	11.58	1,043,365
Band 33	21,256.427	11.54	245,299
Band 34	39,998.323	11.51	460,381
Band 41	264,807.411	11.67	3,090,302
Band 42	103,506.248	11.63	1,203,778
Band 43	837,058.086	11.60	9,709,874
Band 44	110,425.934	11.53	1,273,211
Band 45	99,051.706	11.50	1,139,095
Band 46	6,283,080.338	10.69	67,166,129
Band 47	523,967.640	10.67	5,590,735

	118,287,964.385		$1,373,873,868

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Band 2	25,047.826	$11.52	$288,551
Band 4	1,150,380.452	11.47	13,194,864
Band 5	154,641.326	11.46	1,772,190
Band 6	14,592,582.552	11.44	166,939,144
Band 7	5,777,165.717	11.43	66,033,004
Band 8	6,745,383.207	11.41	76,964,822
Band 9	2,795,661.563	11.40	31,870,542
Band 10	13,849,451.342	11.39	157,745,251
Band 11	4,393,722.629	11.38	50,000,564
Band 12	631,305.144	11.37	7,177,939
Band 13	5,570,119.335	11.36	63,276,556
Band 14	12,125,840.157	11.34	137,507,027
Band 15	7,449,653.972	11.33	84,404,580
Band 16	640,971.966	11.31	7,249,393
Band 17	12,081,676.138	11.30	136,522,940
Band 18	53,417.748	11.29	603,086
Band 19	1,491,225.628	11.28	16,821,025
Band 20	6,829,733.475	11.35	77,517,475
Band 21	1,304,590.676	11.32	14,767,966
Band 26	493,811.718	11.53	5,693,649
Band 27	179,098.501	11.47	2,054,260
Band 28	47,970.327	11.44	548,781
Band 29	834,731.375	11.43	9,540,980
Band 30	327,025.880	11.37	3,718,284
Band 31	149,840.649	11.34	1,699,193
Band 32	81,107.813	11.29	915,707
Band 33	73,460.202	11.25	826,427
Band 34	214,370.069	11.22	2,405,232
Band 41	363,443.922	11.37	4,132,357
Band 42	126,191.805	11.33	1,429,753
Band 43	1,082,235.728	11.31	12,240,086
Band 44	89,156.979	11.24	1,002,124
Band 45	234,272.912	11.21	2,626,199
Band 46	6,294,308.781	10.54	66,342,015
Band 47	1,332,496.898	10.52	14,017,867

	109,586,094.412		$1,239,849,833

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service 1 Class
Contracts in accumulation period:
Band 2	22,265.670	$11.32	$252,047
Band 4	498,635.680	11.28	5,624,610
Band 5	81,265.842	11.27	915,866
Band 6	7,125,546.098	11.25	80,162,394
Band 7	2,883,899.015	11.24	32,415,025
Band 8	2,363,548.677	11.22	26,519,016
Band 9	1,392,924.396	11.21	15,614,682
Band 10	4,609,138.171	11.20	51,622,348
Band 11	2,189,097.120	11.19	24,495,997
Band 12	574,658.961	11.18	6,424,687
Band 13	2,731,105.351	11.17	30,506,447
Band 14	5,644,217.952	11.15	62,933,030
Band 15	2,218,997.525	11.14	24,719,632
Band 16	304,845.320	11.12	3,389,880
Band 17	4,264,527.339	11.12	47,421,544
Band 18	75,094.227	11.11	834,297
Band 19	540,674.122	11.09	5,996,076
Band 20	2,419,070.966	11.16	26,996,832
Band 21	674,588.761	11.13	7,508,173
Band 26	322,251.768	11.33	3,651,113
Band 27	83,126.479	11.28	937,667
Band 28	38,930.332	11.25	437,966
Band 29	616,315.548	11.24	6,927,387
Band 30	325,623.115	11.18	3,640,466
Band 31	119,837.645	11.15	1,336,190
Band 32	32,947.400	11.10	365,716
Band 33	19,315.210	11.06	213,626
Band 34	80,900.496	11.03	892,332
Band 41	144,702.764	11.18	1,617,777
Band 42	129,855.480	11.14	1,446,590
Band 43	713,304.094	11.12	7,931,942
Band 44	42,750.320	11.05	472,391
Band 45	114,484.789	11.02	1,261,622
Band 46	2,276,854.623	10.45	23,793,131
Band 47	626,747.551	10.43	6,536,977

	46,302,048.807		$515,815,476

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts			$291,857
Contracts in accumulation period:
Band 1	20,570.346	$22.63	437,465
Band 2	436,618.583	21.87	9,285,033
Band 3	7,120.995	20.60	146,693
Band 4	165,435.912	21.00	3,474,154
Band 5	158,844.045	20.77	3,299,191
Band 6	2,520,744.465	20.47	51,599,639
Band 7	2,089,838.499	20.24	42,298,331
Band 8	1,251,814.511	19.96	24,986,218
Band 9	309,505.539	19.72	6,103,449
Band 10	619,014.672	19.55	12,101,737
Band 11	1,943,415.909	19.42	37,741,137
Band 12	502,203.756	19.22	9,652,356
Band 13	1,480,016.694	19.06	28,209,118
Band 14	1,249,191.119	18.73	23,397,350
Band 15	27.302	18.60	508
Band 16	24,229.248	18.28	442,911
Band 17	230,201.787	18.13	4,173,558
Band 18	20,810.925	17.97	373,972
Band 19	57,173.243	17.66	1,009,679
Band 20	356,113.872	18.93	6,741,236
Band 21	115,641.214	18.44	2,132,424
Band 24	1,262.104	23.84	30,089
Band 25	79,837.185	22.27	1,777,974

	13,639,631.925		$269,706,079

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts			$78,244
Contracts in accumulation period:
Band 1	103,771.864	$17.56	1,822,234
Band 2	327,826.761	16.97	5,484,976
Band 3	26,360.461	15.98	421,240
Band 4	486,112.966	16.29	7,918,780
Band 5	240,198.990	16.08	3,862,400
Band 6	5,498,848.302	15.87	87,266,723
Band 7	5,927,359.423	15.67	92,881,722
Band 8	3,236,339.020	15.47	50,066,165
Band 9	1,201,903.829	15.27	18,353,071
Band 10	2,157,975.132	15.14	32,671,744
Band 11	4,520,877.366	15.06	68,084,413
Band 12	616,216.397	14.88	9,169,300
Band 13	3,755,357.429	14.75	55,391,522
Band 14	4,301,910.292	14.50	62,377,699
Band 15	465,549.503	14.42	6,713,224
Band 16	125,875.188	14.18	1,784,910
Band 17	1,641,831.157	14.05	23,067,728
Band 18	57,077.749	13.93	795,093
Band 19	260,446.766	13.69	3,565,516
Band 20	813,852.290	14.67	11,939,213
Band 21	274,445.082	14.30	3,924,565
Band 25	90,233.654	17.27	1,558,335
Band 26	191,796.027	17.12	3,283,548
Band 27	88,657.568	16.26	1,441,572
Band 28	18,760.694	15.85	297,357
Band 29	600,123.734	15.71	9,427,944
Band 30	163,682.145	14.92	2,442,138
Band 31	301,711.740	14.54	4,386,889
Band 32	55,928.033	13.83	773,485
Band 33	54,088.165	13.37	723,159
Band 34	16,587.564	13.02	215,970
Band 35	34,025.241	17.72	602,927
Band 36	2,754.447	17.12	47,156
Band 37	1,000.317	16.69	16,695
Band 38	6,985.981	10.15	70,908
Band 39	40,550.524	10.10	409,560
Band 40	248.188	10.07	2,499
Band 41	38,028.270	9.98	379,522
Band 42	11,899.060	9.93	118,158
Band 43	129,480.279	9.89	1,280,560
Band 44	9,293.505	9.93	92,285
Band 45	53,344.008	9.91	528,639
Band 46	368,006.062	10.05	3,698,461
Band 47	249,424.471	10.03	2,501,727
Band 49	54,868.798	10.06	551,980

	38,621,614.442		$582,491,956

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	184,127.737	$9.96	$1,833,912
Band 7	5,368.956	9.95	53,421
Band 8	212.388	9.91	2,105
Band 10	104,560.555	9.88	1,033,058
Band 11	237.612	9.86	2,343
Band 12	130,441.083	9.85	1,284,845
Band 13	6,523.609	10.08	65,758
Band 14	23,704.341	9.98	236,569
Band 15	161,640.116	9.97	1,611,552
Band 17	27,597.687	9.94	274,321
Band 20	408,687.992	9.81	4,009,229
Band 46	89,929.398	10.03	901,992

	1,143,031.474		$11,309,105

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,449.465	$12.06	$41,601
Band 3	1,245.544	11.81	14,710
Band 4	20,683.424	11.88	245,719
Band 5	190,353.423	11.85	2,255,688
Band 6	1,279,161.779	11.77	15,055,734
Band 7	1,790,946.482	11.74	21,025,712
Band 8	418,082.263	11.67	4,879,020
Band 9	207,234.613	11.63	2,410,139
Band 10	1,060,604.553	11.60	12,303,013
Band 11	986,531.939	11.56	11,404,309
Band 12	449,681.109	11.53	5,184,823
Band 13	1,082,720.692	11.50	12,451,288
Band 14	1,932,726.554	11.43	22,091,065
Band 15	32,982.489	11.39	375,671
Band 16	15,465.049	11.32	175,064
Band 17	447,333.669	11.29	5,050,397
Band 18	32,634.455	11.26	367,464
Band 19	168,903.219	11.19	1,890,027
Band 20	475,388.032	11.46	5,447,947
Band 21	169,676.036	11.36	1,927,520
Band 25	32,602.164	12.13	395,464
Band 26	5,317.900	12.66	67,325
Band 27	1,222.193	12.57	15,363
Band 28	550.827	12.52	6,896
Band 29	21,535.363	12.51	269,407
Band 30	7,227.821	12.42	89,770
Band 31	21,045.940	12.37	260,338
Band 32	653.435	12.29	8,031
Band 34	3,801.641	12.19	46,342
Band 41	3.866	12.42	48
Band 42	549.198	12.36	6,788
Band 43	8,782.874	12.32	108,205
Band 46	20,765.440	10.42	216,376
Band 47	2,625.486	10.40	27,305

	10,892,488.937		$126,114,569

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	39,629.291	$14.18	$561,943
Band 7	663.638	14.16	9,397
Band 10	60,757.760	14.07	854,862
Band 12	9,812.600	14.02	137,573
Band 14	5,846.102	10.83	63,313
Band 15	17,453.141	10.82	188,843
Band 17	5,767.942	10.79	62,236
Band 20	61,549.418	13.97	859,845
Band 46	6,298.449	10.41	65,567

	207,778.341		$2,803,579

ING MarketPro Portfolio - Class S
Contracts in accumulation period:
Band 6	12,645.296	$9.99	$126,327
Band 10	7,437.528	9.98	74,227
Band 13	11,697.814	9.98	116,744
Band 14	405.646	9.98	4,048
Band 17	5,242.162	9.98	52,317
Band 49	190,201.904	10.17	1,934,353

	227,630.350		$2,308,016

ING MarketPro Portfolio - Class S2
Contracts in accumulation period:
Band 15	1,950.975	$9.95	$19,412
Band 46	4,711.495	9.95	46,879

	6,662.470		$66,291

ING MarketStyle Growth Portfolio - Class S
Contracts in accumulation period:
Band 49	262,103.536	$10.12	$2,652,488

	262,103.536		$2,652,488

ING MarketStyle Moderate Growth Portfolio - Class S
Contracts in accumulation period:
Band 49	317,080.734	$10.11	$3,205,686

	317,080.734		$3,205,686

ING MarketStyle Moderate Portfolio - Class S
Contracts in accumulation period:
Band 49	90,754.747	$9.98	$905,732

	90,754.747		$905,732

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	10,912.845	$17.38	$189,665
Band 2	232,182.176	17.04	3,956,384
Band 3	7,808.877	16.47	128,612
Band 4	337,544.432	16.63	5,613,364
Band 5	381,718.271	16.55	6,317,437
Band 6	9,249,374.896	16.39	151,597,255
Band 7	6,003,474.360	16.31	97,916,667
Band 8	5,390,135.958	16.15	87,050,696
Band 9	1,568,859.193	16.07	25,211,567
Band 10	2,979,009.115	15.99	47,634,356
Band 11	7,745,611.869	15.91	123,232,685
Band 12	1,378,150.138	15.83	21,816,117
Band 13	4,449,481.580	15.75	70,079,335
Band 14	5,698,457.708	15.60	88,895,940
Band 15	388,372.032	15.52	6,027,534
Band 16	87,061.420	15.37	1,338,134
Band 17	1,936,438.681	15.29	29,608,147
Band 18	148,719.648	15.21	2,262,026
Band 19	380,749.363	15.06	5,734,085
Band 20	1,674,635.161	15.67	26,241,533
Band 21	340,248.689	15.44	5,253,440
Band 24	808.231	17.90	14,467
Band 25	146,995.677	17.21	2,529,796
Band 26	67,535.212	12.13	819,202
Band 27	5,867.089	12.07	70,816
Band 28	5,380.612	12.04	64,783
Band 29	58,041.934	12.03	698,244
Band 30	33,050.698	11.97	395,617
Band 31	10,442.626	11.94	124,685
Band 32	7,842.047	11.88	93,164
Band 33	3,090.717	11.84	36,594
Band 34	3,359.721	11.81	39,678
Band 41	5,200.260	11.97	62,247
Band 42	2,529.159	11.93	30,173
Band 43	32,303.282	11.90	384,409
Band 44	489.860	11.82	5,790
Band 45	12,218.995	11.69	142,840
Band 46	530,900.837	10.79	5,728,420
Band 47	120,835.019	10.77	1,301,393

	51,435,838.388		$818,647,297

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	301,779.402	$15.18	$4,581,011
Band 7	12,695.338	15.16	192,461
Band 10	185,623.228	15.05	2,793,630
Band 11	7,702.794	15.03	115,773
Band 12	99,852.014	15.00	1,497,780
Band 13	5,429.418	10.82	58,746
Band 14	41,667.759	11.73	488,763
Band 15	178,213.239	11.72	2,088,659
Band 17	63,496.524	11.69	742,274
Band 20	576,314.326	14.95	8,615,899
Band 46	127,554.147	10.77	1,373,758

	1,600,328.189		$22,548,754

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,835.880	$12.45	$47,757
Band 4	51,613.626	12.43	641,557
Band 5	78,640.222	12.43	977,498
Band 6	1,361,072.353	12.42	16,904,519
Band 7	1,396,184.528	12.41	17,326,650
Band 8	229,089.069	12.40	2,840,704
Band 9	108,896.629	12.40	1,350,318
Band 10	888,379.324	12.40	11,015,904
Band 11	605,153.276	12.39	7,497,849
Band 12	339,788.700	12.39	4,209,982
Band 13	901,210.888	12.38	11,156,991
Band 14	1,569,304.430	12.37	19,412,296
Band 15	202,214.951	12.37	2,501,399
Band 16	66,405.335	12.36	820,770
Band 17	786,191.994	12.36	9,717,333
Band 18	38,174.510	12.35	471,455
Band 19	77,287.387	12.34	953,726
Band 20	628,482.183	12.38	7,780,609
Band 21	202,594.840	12.37	2,506,098
Band 25	38,379.335	12.46	478,207
Band 26	49,031.215	12.45	610,439
Band 27	20,044.969	12.43	249,159
Band 28	2,372.150	12.42	29,462
Band 29	90,518.562	12.41	1,123,335
Band 30	30,218.900	12.39	374,412
Band 31	27,717.916	12.37	342,871
Band 32	15,498.476	12.35	191,406
Band 33	5,462.420	12.33	67,352
Band 34	10,725.294	12.32	132,136
Band 41	17,841.668	12.39	221,058
Band 42	1,784.750	12.37	22,077
Band 43	4,471.228	12.36	55,264
Band 44	3,460.603	12.33	42,669
Band 45	11,804.080	12.32	145,426
Band 46	113,066.933	12.35	1,396,377
Band 47	28,079.666	12.34	346,503

	10,004,998.290		$123,961,568

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Mercury Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	584.947	$12.16	$7,113
Band 2	19,831.372	12.07	239,365
Band 4	33,841.741	11.96	404,747
Band 5	137,871.345	11.94	1,646,184
Band 6	1,467,824.368	11.89	17,452,432
Band 7	1,781,693.188	11.87	21,148,698
Band 8	331,261.571	11.83	3,918,824
Band 9	182,308.265	11.81	2,153,061
Band 10	1,015,999.448	11.78	11,968,474
Band 11	899,507.127	11.76	10,578,204
Band 12	650,446.140	11.74	7,636,238
Band 13	1,075,153.994	11.72	12,600,805
Band 14	2,389,296.851	11.68	27,906,987
Band 15	201,000.127	11.65	2,341,651
Band 16	33,894.702	11.61	393,517
Band 17	671,808.878	11.59	7,786,265
Band 18	123,002.901	11.57	1,423,144
Band 19	117,668.608	11.52	1,355,542
Band 20	1,163,083.628	11.70	13,608,078
Band 21	128,970.150	11.63	1,499,923
Band 25	7,478.131	12.12	90,635
Band 26	117,504.446	11.67	1,371,277
Band 27	21,910.107	11.64	255,034
Band 28	15,659.437	11.63	182,119
Band 29	54,673.776	11.63	635,856
Band 30	53,910.431	11.60	625,361
Band 31	44,540.298	11.59	516,222
Band 32	21,046.855	11.57	243,512
Band 33	6,881.881	11.55	79,486
Band 34	8,503.971	11.54	98,136
Band 41	18,467.778	11.60	214,226
Band 42	964.219	11.59	11,175
Band 43	24,245.771	11.58	280,766
Band 44	3,929.489	11.55	45,386
Band 45	4,797.148	11.53	55,311
Band 46	86,496.039	10.90	942,807
Band 47	20,687.385	10.88	225,079

	12,936,746.513		$151,941,640

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Mercury Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,602.041	$12.64	$32,890
Band 2	1,142.291	12.55	14,336
Band 3	395.094	12.39	4,895
Band 4	4,277.950	12.44	53,218
Band 5	6,359.883	12.41	78,926
Band 6	355,798.009	12.37	4,401,221
Band 7	468,420.460	12.34	5,780,308
Band 8	114,574.279	12.30	1,409,264
Band 9	31,489.009	12.28	386,685
Band 10	260,047.144	12.25	3,185,578
Band 11	243,893.233	12.23	2,982,814
Band 12	109,151.103	12.21	1,332,735
Band 13	312,414.429	12.18	3,805,208
Band 14	567,286.021	12.14	6,886,852
Band 15	74,086.798	12.12	897,932
Band 16	8,607.834	12.07	103,897
Band 17	246,343.105	12.05	2,968,434
Band 18	118,192.095	12.03	1,421,851
Band 19	105,368.367	11.98	1,262,313
Band 20	281,653.195	12.16	3,424,903
Band 21	25,563.089	12.09	309,058
Band 25	3,486.279	12.60	43,927
Band 26	4,666.334	11.22	52,356
Band 27	176.438	11.20	1,976
Band 29	8,685.348	11.18	97,102
Band 30	6,371.898	11.16	71,110
Band 31	3,527.769	11.14	39,299
Band 32	1,013.651	11.12	11,272
Band 41	236.062	11.16	2,634
Band 43	18,723.063	11.13	208,388
Band 44	387.939	11.10	4,306
Band 46	52,695.069	10.54	555,406
Band 47	28,542.114	10.53	300,548

	3,466,177.393		$42,131,642

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Mercury Large Cap Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	25,175.938	$14.96	$376,632
Band 10	58,686.113	14.84	870,902
Band 11	1,486.273	14.81	22,012
Band 12	17,916.081	14.79	264,979
Band 13	2,661.364	10.57	28,131
Band 14	2,914.887	10.98	32,005
Band 15	31,640.434	10.97	347,096
Band 17	5,717.024	10.94	62,544
Band 20	69,924.273	14.74	1,030,684
Band 46	9,359.607	10.52	98,463

	225,481.994		$3,133,448

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Mid Cap Growth Portfolio - Service Class
Currently payable annuity contracts			$286,636
Contracts in accumulation period:
Band 1	20,920.888	$27.22	569,467
Band 2	373,573.707	26.61	9,654,160
Band 3	6,092.798	25.57	155,793
Band 4	185,838.941	25.87	4,807,653
Band 5	196,523.008	25.72	5,054,572
Band 6	3,607,090.523	25.40	91,620,099
Band 7	2,854,809.218	25.29	72,198,125
Band 8	2,382,628.856	25.00	59,565,721
Band 9	646,274.829	24.86	16,066,392
Band 10	1,075,858.208	24.72	26,595,215
Band 11	3,081,215.817	24.58	75,736,285
Band 12	760,640.340	24.44	18,590,050
Band 13	1,862,675.481	24.30	45,263,014
Band 14	2,996,322.082	24.02	71,971,656
Band 15	126,437.264	23.88	3,019,322
Band 16	40,878.808	23.61	965,149
Band 17	746,688.211	23.48	17,532,239
Band 18	55,024.653	23.34	1,284,275
Band 19	132,248.360	23.08	3,052,292
Band 20	866,778.088	24.16	20,941,359
Band 21	138,431.243	23.75	3,287,742
Band 22	500.738	25.87	12,954
Band 23	23,795.945	25.40	604,417
Band 24	52.660	28.16	1,483
Band 25	68,155.932	26.92	1,834,758
Band 26	2,349.018	11.46	26,920
Band 28	200.049	11.43	2,287
Band 29	20,782.918	11.42	237,341
Band 30	564.843	11.40	6,439
Band 31	792.509	11.39	9,027
Band 32	310.767	11.36	3,530
Band 41	287.631	11.40	3,279
Band 43	1,096.928	11.37	12,472
Band 44	462.771	11.34	5,248
Band 45	3,191.206	11.33	36,156
Band 46	167,866.054	10.28	1,725,663
Band 47	25,407.047	10.26	260,676

	22,472,768.339		$552,999,866

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Mid Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	284,928.193	$15.39	$4,385,045
Band 7	847.057	15.36	13,011
Band 8	708.002	15.31	10,840
Band 10	124,704.577	15.26	1,902,992
Band 11	558.902	15.23	8,512
Band 12	127,198.187	15.21	1,934,684
Band 14	51,547.326	10.92	562,897
Band 15	70,497.840	10.91	769,131
Band 17	88,311.983	10.88	960,834
Band 20	512,733.120	15.16	7,773,034
Band 46	83,190.516	10.26	853,535

	1,345,225.703		$19,174,515

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,014.072	$26.34	$132,071
Band 2	126,834.460	25.75	3,265,987
Band 3	3,636.048	24.74	89,956
Band 4	436,317.916	25.03	10,921,037
Band 5	393,623.548	24.89	9,797,290
Band 6	7,790,024.776	24.62	191,790,410
Band 7	6,154,564.589	24.47	150,602,195
Band 8	4,628,388.566	24.19	111,960,719
Band 9	1,025,682.777	24.06	24,677,928
Band 10	3,365,928.790	23.92	80,513,017
Band 11	6,887,224.475	23.78	163,778,198
Band 12	2,268,000.090	23.65	53,638,202
Band 13	4,475,568.006	23.51	105,220,604
Band 14	6,211,415.132	23.25	144,415,402
Band 15	593,459.223	23.11	13,714,843
Band 16	185,448.866	22.85	4,237,507
Band 17	2,090,749.353	22.72	47,501,825
Band 18	165,426.723	22.59	3,736,990
Band 19	427,196.633	22.33	9,539,301
Band 20	2,156,038.577	23.38	50,408,182
Band 21	540,719.382	22.98	12,425,731
Band 22	377.129	25.03	9,440
Band 23	24,979.713	24.62	615,001
Band 24	243.731	27.25	6,642
Band 25	109,301.864	26.05	2,847,314
Band 26	436,951.109	25.90	11,317,034
Band 27	160,971.670	25.03	4,029,121
Band 28	50,574.961	24.60	1,244,144
Band 29	586,331.747	24.46	14,341,675
Band 30	339,932.362	23.64	8,036,001
Band 31	157,558.632	23.24	3,661,663
Band 32	87,953.886	22.48	1,977,203
Band 33	30,904.437	21.98	679,280
Band 34	68,869.901	21.60	1,487,590
Band 35	139,053.712	26.49	3,683,533
Band 36	12,995.946	25.90	336,595
Band 37	12,267.526	25.46	312,331
Band 38	141,256.742	12.24	1,728,983
Band 39	56,708.262	12.18	690,707
Band 40	18,266.157	12.14	221,751
Band 41	116,327.898	11.78	1,370,343
Band 42	40,241.073	11.72	471,625
Band 43	351,195.310	11.68	4,101,961
Band 44	47,315.171	10.88	514,789
Band 45	54,721.019	10.77	589,345
Band 46	761,973.949	10.17	7,749,275
Band 47	218,183.942	10.15	2,214,567

	53,956,719.851		$1,266,605,308

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	617,828.755	$12.78	$7,895,851
Band 7	56,098.792	12.76	715,821
Band 8	13,722.826	12.71	174,417
Band 10	467,727.650	12.67	5,926,109
Band 11	29,602.605	12.65	374,473
Band 12	275,397.758	12.63	3,478,274
Band 13	4,285.809	10.19	43,672
Band 14	112,693.338	10.79	1,215,961
Band 15	411,264.047	10.78	4,433,426
Band 17	261,119.991	10.75	2,807,040
Band 20	1,404,049.574	12.59	17,676,984
Band 46	363,650.033	10.15	3,691,048

	4,017,441.178		$48,433,076

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 1	31.599	$10.19	$322
Band 2	5,111.639	11.43	58,426
Band 4	51,704.898	11.41	589,953
Band 5	35,316.554	11.40	402,609
Band 6	1,446,985.720	11.40	16,495,637
Band 7	1,762,551.183	11.39	20,075,458
Band 8	704,604.040	11.38	8,018,394
Band 9	175,671.136	11.38	1,999,138
Band 10	1,195,133.600	11.38	13,600,620
Band 11	813,289.705	11.37	9,247,104
Band 12	299,953.396	11.37	3,410,470
Band 13	997,079.476	11.37	11,336,794
Band 14	2,039,372.732	11.36	23,167,274
Band 15	371,810.295	11.35	4,220,047
Band 16	47,517.035	11.35	539,318
Band 17	1,287,255.768	11.34	14,597,480
Band 18	32,025.757	11.34	363,172
Band 19	142,148.104	11.33	1,610,538
Band 20	873,348.988	11.36	9,921,245
Band 21	151,335.113	11.35	1,717,654
Band 25	3,817.743	11.44	43,675
Band 26	62,951.473	11.43	719,535
Band 27	44,224.544	11.41	504,602
Band 28	6,493.597	11.40	74,027
Band 29	222,208.894	11.39	2,530,959
Band 30	58,814.319	11.37	668,719
Band 31	31,643.092	11.36	359,466
Band 32	22,432.921	11.33	254,165
Band 33	22,900.260	11.32	259,231
Band 34	8,089.724	11.31	91,495
Band 41	15,973.526	11.37	181,619
Band 42	8,535.055	11.35	96,873
Band 43	34,469.792	11.34	390,887
Band 44	1,115.700	11.31	12,619
Band 45	11,717.842	11.30	132,412
Band 46	256,994.309	11.33	2,911,746
Band 47	45,126.556	11.32	510,833

	13,289,756.085		$151,114,516

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Band 1	3,362.665	$23.09	$77,644
Band 2	94,547.925	22.57	2,133,947
Band 3	6,569.915	21.69	142,501
Band 4	203,611.753	21.94	4,467,242
Band 5	141,155.644	21.82	3,080,016
Band 6	3,895,255.574	21.58	84,059,615
Band 7	2,346,403.833	21.45	50,330,362
Band 8	3,170,903.049	21.20	67,223,145
Band 9	515,156.202	21.08	10,859,493
Band 10	858,685.485	20.96	17,998,048
Band 11	3,897,168.492	20.84	81,216,991
Band 12	728,709.938	20.73	15,106,157
Band 13	1,625,837.058	20.61	33,508,502
Band 14	2,055,418.508	20.37	41,868,875
Band 15	80,941.251	20.26	1,639,870
Band 16	33,155.111	20.03	664,097
Band 17	402,885.961	19.91	8,021,459
Band 18	33,291.124	19.80	659,164
Band 19	100,928.739	19.57	1,975,175
Band 20	536,169.337	20.49	10,986,110
Band 21	144,428.109	20.14	2,908,782
Band 22	415.502	21.94	9,116
Band 23	27,815.698	21.58	600,263
Band 25	67,717.226	22.83	1,545,984
Band 26	22,985.830	22.70	521,778
Band 27	9,445.079	21.94	207,225
Band 28	9,807.903	21.57	211,556
Band 29	85,696.466	21.44	1,837,332
Band 30	41,973.251	20.72	869,686
Band 31	29,660.915	20.37	604,193
Band 32	9,394.248	19.70	185,067
Band 33	1,769.288	19.26	34,076
Band 34	16,355.570	18.93	309,611
Band 41	14,978.785	12.49	187,085
Band 42	117.925	12.43	1,466
Band 43	5,196.517	12.39	64,385
Band 44	5,613.623	11.19	62,816
Band 45	518.715	11.04	5,727
Band 46	108,259.850	10.45	1,131,315
Band 47	19,770.057	10.44	206,399

	21,352,078.121		$447,522,275

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service 2 Class
Contracts in accumulation period:
Band 6	55,798.537	$13.78	$768,904
Band 7	1,983.381	13.76	27,291
Band 10	25,466.711	13.67	348,130
Band 12	31,306.981	13.62	426,401
Band 14	6,136.164	11.13	68,296
Band 15	45,800.260	11.12	509,299
Band 17	5,561.653	11.09	61,679
Band 20	137,900.211	13.58	1,872,685
Band 46	25,770.638	10.43	268,788

	335,724.536		$4,351,473

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,750.541	$14.67	$40,350
Band 2	68,936.561	14.34	988,550
Band 3	3,807.496	13.78	52,467
Band 4	347,304.153	13.95	4,844,893
Band 5	366,482.766	13.87	5,083,116
Band 6	5,880,636.306	13.71	80,623,524
Band 7	6,258,246.871	13.63	85,299,905
Band 8	2,293,825.291	13.48	30,920,765
Band 9	952,308.850	13.40	12,760,939
Band 10	4,194,516.399	13.32	55,870,958
Band 11	4,083,395.066	13.25	54,104,985
Band 12	1,574,541.074	13.17	20,736,706
Band 13	4,451,340.880	13.10	58,312,566
Band 14	5,756,192.875	12.95	74,542,698
Band 15	766,115.071	12.88	9,867,562
Band 16	259,235.590	12.73	3,300,069
Band 17	2,092,826.048	12.66	26,495,178
Band 18	285,759.706	12.58	3,594,857
Band 19	392,076.199	12.44	4,877,428
Band 20	1,973,149.127	13.02	25,690,402
Band 21	782,006.940	12.80	10,009,689
Band 25	90,933.808	14.51	1,319,450
Band 26	673,582.316	14.43	9,719,793
Band 27	228,032.019	13.94	3,178,766
Band 28	71,346.952	13.71	978,167
Band 29	952,489.115	13.63	12,982,427
Band 30	531,244.650	13.17	6,996,492
Band 31	191,646.380	12.95	2,481,821
Band 32	109,824.576	12.52	1,375,004
Band 33	56,068.870	12.24	686,283
Band 34	111,993.012	12.03	1,347,276
Band 35	19,133.539	14.76	282,411
Band 36	3,905.755	14.43	56,360
Band 38	9,655.740	10.82	104,475
Band 39	6,179.640	10.77	66,555
Band 41	141,475.397	10.65	1,506,713
Band 42	101,029.902	10.60	1,070,917
Band 43	149,508.399	10.56	1,578,809
Band 44	44,498.787	10.30	458,338
Band 45	53,941.123	10.24	552,357
Band 46	408,827.738	10.02	4,096,454
Band 47	78,500.173	10.01	785,787

	46,819,271.701		$619,642,262

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	651,492.518	$11.01	$7,172,933
Band 7	60,348.520	11.00	663,834
Band 8	1,958.841	10.96	21,469
Band 10	461,550.004	10.92	5,040,126
Band 11	14,614.516	10.90	159,298
Band 12	359,273.553	10.89	3,912,489
Band 13	606.188	10.04	6,086
Band 14	88,605.286	10.08	893,141
Band 15	181,386.741	10.07	1,826,564
Band 17	225,034.825	10.05	2,261,600
Band 20	1,063,840.519	10.85	11,542,670
Band 46	224,497.518	10.00	2,244,975

	3,333,209.029		$35,745,185

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,668.985	$11.52	$30,747
Band 2	70,785.810	11.21	793,509
Band 4	413,586.749	11.16	4,615,628
Band 5	365,692.293	11.15	4,077,469
Band 6	8,674,427.101	11.13	96,546,374
Band 7	6,765,562.152	11.12	75,233,051
Band 8	3,361,551.517	11.10	37,313,222
Band 9	965,634.363	11.09	10,708,885
Band 10	4,678,797.625	11.08	51,841,078
Band 11	5,745,874.507	11.07	63,606,831
Band 12	1,906,679.160	11.07	21,106,938
Band 13	4,992,196.378	11.06	55,213,692
Band 14	7,071,207.280	11.04	78,066,128
Band 15	773,925.199	11.03	8,536,395
Band 16	322,694.455	11.01	3,552,866
Band 17	2,858,639.199	11.00	31,445,031
Band 18	126,705.193	10.99	1,392,490
Band 19	551,712.031	10.97	6,052,281
Band 20	2,873,390.320	11.05	31,750,963
Band 21	606,903.440	11.02	6,688,076
Band 24	223.561	11.30	2,526
Band 25	140,884.957	11.23	1,582,138
Band 26	449,333.985	11.22	5,041,527
Band 27	145,467.044	11.16	1,623,412
Band 28	86,009.655	11.13	957,287
Band 29	763,254.901	11.12	8,487,395
Band 30	262,810.708	11.07	2,909,315
Band 31	182,919.946	11.04	2,019,436
Band 32	114,747.567	10.98	1,259,928
Band 33	47,496.885	10.95	520,091
Band 34	62,414.869	10.92	681,570
Band 35	67,116.647	10.56	708,752
Band 36	545.413	10.54	5,749
Band 37	1,439.227	10.53	15,155
Band 38	1,315.628	10.54	13,867
Band 39	1,704.727	10.52	17,934
Band 40	6,582.615	10.51	69,183
Band 41	115,675.578	11.07	1,280,529
Band 42	44,981.656	11.03	496,148
Band 43	129,454.762	11.00	1,424,002
Band 44	23,592.397	10.93	257,865
Band 45	28,388.427	10.90	309,434
Band 46	514,000.347	10.22	5,253,084
Band 47	103,019.018	10.21	1,051,824

	56,422,014.277		$624,559,805

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,989.023	$11.01	$21,899
Band 4	38,484.711	10.99	422,947
Band 5	75,956.359	10.99	834,760
Band 6	1,137,342.495	10.98	12,488,021
Band 7	853,111.940	10.98	9,367,169
Band 8	193,802.227	10.97	2,126,010
Band 9	101,945.996	10.97	1,118,348
Band 10	835,052.767	10.96	9,152,178
Band 11	407,726.090	10.96	4,468,678
Band 12	238,161.814	10.95	2,607,872
Band 13	547,803.316	10.95	5,998,446
Band 14	1,221,056.341	10.94	13,358,356
Band 15	130,333.080	10.94	1,425,844
Band 16	16,767.437	10.93	183,268
Band 17	434,680.294	10.93	4,751,056
Band 18	15,462.904	10.92	168,855
Band 19	82,217.507	10.92	897,815
Band 20	603,299.683	10.95	6,606,132
Band 21	127,930.355	10.94	1,399,558
Band 25	5,543.693	11.02	61,092
Band 26	42,278.462	11.01	465,486
Band 27	29,084.091	10.99	319,634
Band 28	11,606.617	10.98	127,441
Band 29	98,943.365	10.98	1,086,398
Band 30	43,430.060	10.95	475,559
Band 31	24,533.800	10.94	268,400
Band 32	9,560.256	10.92	104,398
Band 33	9,715.938	10.91	106,001
Band 34	3,924.866	10.89	42,742
Band 35	40,290.403	11.03	444,403
Band 36	4,555.977	11.01	50,161
Band 37	806.955	11.00	8,877
Band 38	7,676.392	11.01	84,517
Band 39	1,989.123	11.00	21,880
Band 41	9,416.219	10.95	103,108
Band 42	3,517.762	10.94	38,484
Band 43	11,269.896	10.93	123,180
Band 45	2,987.974	10.89	32,539
Band 46	64,841.720	10.92	708,072
Band 47	18,205.384	10.91	198,621

	7,507,303.292		$82,268,205

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,239.286	$10.04	$22,482
Band 2	66,904.719	10.93	731,269
Band 3	4,289.963	10.90	46,761
Band 4	90,725.952	10.91	989,820
Band 5	232,844.551	10.90	2,538,006
Band 6	7,692,714.572	10.90	83,850,589
Band 7	7,322,119.274	10.89	79,737,879
Band 8	2,022,538.836	10.89	22,025,448
Band 9	481,919.229	10.88	5,243,281
Band 10	6,591,836.649	10.88	71,719,183
Band 11	3,043,893.388	10.87	33,087,121
Band 12	1,230,020.480	10.87	13,370,323
Band 13	3,271,699.257	10.87	35,563,371
Band 14	8,389,895.026	10.86	91,114,260
Band 15	1,259,567.340	10.86	13,678,901
Band 16	179,198.648	10.85	1,944,305
Band 17	4,290,103.886	10.84	46,504,726
Band 18	129,724.414	10.84	1,406,213
Band 19	550,111.197	10.83	5,957,704
Band 20	5,017,559.478	10.86	54,490,696
Band 21	565,707.969	10.85	6,137,931
Band 25	57,194.663	10.93	625,138
Band 26	38,742.200	10.93	423,452
Band 27	65,389.170	10.91	713,396
Band 28	1,029.561	10.90	11,222
Band 29	130,232.202	10.89	1,418,229
Band 30	39,379.510	10.87	428,055
Band 31	13,303.487	10.86	144,476
Band 32	17,208.738	10.84	186,543
Band 33	879.923	10.82	9,521
Band 34	8,267.214	10.81	89,369
Band 35	118,868.379	10.94	1,300,420
Band 36	11,664.043	10.93	127,488
Band 37	17,745.005	10.92	193,775
Band 38	88,703.955	10.93	969,534
Band 39	21,587.445	10.91	235,519
Band 40	10,950.485	10.90	119,360
Band 41	18,875.052	10.87	205,172
Band 42	14,600.795	10.86	158,565
Band 43	44,756.499	10.84	485,160
Band 44	6,708.636	10.82	72,587
Band 45	20,276.018	10.81	219,184
Band 46	1,254,076.660	10.84	13,594,191
Band 47	112,653.919	10.83	1,220,042

	54,548,707.673		$593,110,667

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers All Cap Portfolio - Service Class
Contracts in accumulation period:
Band 2	40,802.679	$13.14	$536,147
Band 3	5,538.298	12.87	71,278
Band 4	60,553.909	12.94	783,568
Band 5	311,377.369	12.91	4,019,882
Band 6	3,224,773.001	12.83	41,373,838
Band 7	4,573,148.925	12.79	58,490,575
Band 8	1,052,819.507	12.71	13,381,336
Band 9	613,197.928	12.68	7,775,350
Band 10	2,187,033.835	12.64	27,644,108
Band 11	2,670,338.536	12.60	33,646,266
Band 12	1,418,419.437	12.56	17,815,348
Band 13	3,073,205.478	12.52	38,476,533
Band 14	5,738,127.877	12.45	71,439,692
Band 15	146,623.380	12.41	1,819,596
Band 16	108,441.947	12.34	1,338,174
Band 17	1,587,622.013	12.30	19,527,751
Band 18	193,262.101	12.26	2,369,393
Band 19	375,816.916	12.19	4,581,208
Band 20	1,281,384.439	12.49	16,004,492
Band 21	348,655.790	12.37	4,312,872
Band 25	58,738.932	13.22	776,529
Band 26	15,837.304	12.35	195,591
Band 27	7,058.433	12.26	86,536
Band 28	10,195.938	12.22	124,594
Band 29	42,941.080	12.20	523,881
Band 30	28,354.125	12.12	343,652
Band 31	28,570.046	12.07	344,840
Band 32	2,784.153	11.99	33,382
Band 33	4,834.119	11.93	57,671
Band 34	5,162.945	11.89	61,387
Band 41	3,016.574	12.12	36,561
Band 42	1,116.798	12.06	13,469
Band 43	26,775.904	12.02	321,846
Band 44	1,799.015	10.72	19,285
Band 45	1,266.698	10.56	13,376
Band 46	173,135.692	10.37	1,795,417
Band 47	63,693.281	10.35	659,225

	29,486,424.402		$370,814,649

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers All Cap Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	280,106.701	$14.25	$3,991,520
Band 7	3,334.455	14.23	47,449
Band 10	225,108.442	14.13	3,180,782
Band 11	3,119.786	14.11	44,020
Band 12	113,807.346	14.09	1,603,546
Band 13	7,112.290	10.40	73,968
Band 14	52,409.035	10.57	553,964
Band 15	151,807.581	10.56	1,603,088
Band 17	145,905.440	10.54	1,537,843
Band 20	491,417.292	14.04	6,899,499
Band 46	146,501.875	10.36	1,517,759

	1,620,630.243		$21,053,438

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Currently payable annuity contracts			$4,060,424
Contracts in accumulation period:
Band 1	24,921.252	$46.65	1,158,086
Band 2	662,050.649	45.08	25,789,309
Band 3	15,085.690	42.46	640,538
Band 4	300,781.726	43.26	13,011,817
Band 5	326,105.971	42.84	13,970,380
Band 6	7,736,987.149	42.17	326,268,748
Band 7	6,790,537.752	41.75	283,504,951
Band 8	4,202,039.137	41.10	172,703,809
Band 9	717,996.231	40.69	29,215,267
Band 10	4,439,197.886	40.34	179,077,243
Band 11	5,150,060.518	39.99	205,950,920
Band 12	1,977,648.616	39.65	78,413,768
Band 13	5,593,875.489	39.31	219,895,245
Band 14	6,812,134.163	38.64	263,220,864
Band 15	1,075,767.897	38.31	41,212,668
Band 16	262,757.979	37.65	9,892,838
Band 17	3,689,659.179	37.33	137,734,977
Band 18	261,950.655	37.01	9,694,794
Band 19	523,349.427	36.37	19,034,219
Band 20	3,031,654.722	38.98	118,173,901
Band 21	568,406.920	37.98	21,588,095
Band 25	95,411.520	45.87	4,376,526
Band 26	175,768.664	11.04	1,940,486
Band 27	58,642.296	11.01	645,652
Band 28	10,148.749	11.00	111,636
Band 29	404,984.485	11.00	4,454,829
Band 30	102,114.006	10.97	1,120,191
Band 31	51,306.131	10.96	562,315
Band 32	34,086.005	10.94	372,901
Band 33	5,995.753	10.92	65,474
Band 34	4,168.127	10.91	45,474
Band 41	13,752.552	10.97	150,865
Band 42	4,339.693	10.96	47,563
Band 43	99,865.917	10.95	1,093,532
Band 44	1,286.364	10.92	14,047
Band 45	23,639.123	10.91	257,903
Band 46	4,248,742.265	10.69	45,419,055
Band 47	472,633.962	10.68	5,047,731

	59,969,854.620		$2,239,939,041

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	1,145,413.070	$15.02	$17,204,104
Band 7	5,235.616	15.00	78,534
Band 10	756,668.358	14.90	11,274,359
Band 11	21,266.003	14.87	316,225
Band 12	733,570.180	14.85	10,893,517
Band 13	9,105.310	10.72	97,609
Band 14	185,197.580	11.88	2,200,147
Band 15	629,093.425	11.87	7,467,339
Band 17	384,162.981	11.84	4,548,490
Band 20	1,900,812.723	14.80	28,132,028
Band 46	872,957.205	10.67	9,314,453

	6,643,482.451		$91,526,805

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service Class
Currently payable annuity contracts			$2,609,685
Contracts in accumulation period:
Band 1	80,962.214	$32.42	2,565,959
Band 2	1,279,142.443	31.33	37,524,684
Band 3	21,179.577	29.51	625,009
Band 4	210,738.957	30.06	6,334,813
Band 5	215,180.422	29.77	6,405,921
Band 6	4,330,652.538	29.30	126,888,119
Band 7	4,138,394.220	29.01	120,054,816
Band 8	2,000,177.789	28.56	57,125,078
Band 9	446,944.449	28.28	12,639,589
Band 10	2,827,868.346	28.03	79,265,150
Band 11	3,337,338.041	27.79	92,744,624
Band 12	1,177,281.955	27.56	32,445,891
Band 13	2,579,967.335	27.32	70,484,708
Band 14	4,873,923.428	26.85	130,864,844
Band 15	407,663.404	26.62	10,852,000
Band 16	151,504.794	26.17	3,964,880
Band 17	1,954,975.287	25.94	50,712,059
Band 18	122,895.794	25.72	3,160,880
Band 19	306,994.581	25.28	7,760,823
Band 20	1,864,735.918	27.09	50,515,696
Band 21	435,246.966	26.39	11,486,167
Band 24	875.469	34.12	29,871
Band 25	66,891.078	31.88	2,132,488
Band 26	257,329.763	11.55	2,972,159
Band 27	81,037.973	11.49	931,126
Band 28	27,193.959	11.46	311,643
Band 29	185,397.017	11.45	2,122,796
Band 30	116,091.725	11.40	1,323,446
Band 31	36,115.298	11.37	410,631
Band 32	25,903.349	11.31	292,967
Band 33	6,082.307	11.27	68,548
Band 34	14,583.557	11.24	163,919
Band 35	10,509.298	10.70	112,449
Band 36	4,696.266	10.69	50,203
Band 37	11,951.721	10.68	127,644
Band 38	3,044.183	10.68	32,512
Band 39	6,730.225	10.67	71,812
Band 40	649.543	10.66	6,924
Band 41	55,858.665	11.40	636,789
Band 42	46,534.220	11.36	528,629
Band 43	88,815.133	11.33	1,006,275
Band 44	4,124.231	11.26	46,439
Band 45	45,329.451	11.14	504,970
Band 46	778,012.578	10.36	8,060,210
Band 47	128,947.333	10.34	1,333,315

	34,766,472.800		$940,309,160

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	467,347.486	$14.01	$6,547,538
Band 8	563.756	13.94	7,859
Band 10	305,604.895	13.90	4,247,908
Band 11	35,207.359	13.87	488,326
Band 12	213,811.686	13.85	2,961,292
Band 14	68,461.612	11.34	776,355
Band 15	149,598.147	11.33	1,694,947
Band 17	143,763.972	11.30	1,624,533
Band 20	796,391.429	13.80	10,990,202
Band 46	188,092.485	10.34	1,944,876

	2,368,842.827		$31,283,836

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts			$586,552
Contracts in accumulation period:
Band 1	5,510.454	$23.82	131,259
Band 2	718,121.974	23.20	16,073,878
Band 3	10,710.258	22.16	237,339
Band 4	185,032.457	22.43	4,150,278
Band 5	225,121.661	22.26	5,011,208
Band 6	1,908,440.291	21.99	41,966,602
Band 7	2,442,312.265	21.81	53,266,830
Band 8	1,894,004.939	21.56	40,834,746
Band 9	478,115.413	21.38	10,222,108
Band 10	1,493,365.613	21.24	31,719,086
Band 11	1,260,151.072	21.10	26,589,188
Band 12	682,574.567	20.96	14,306,763
Band 13	1,545,864.510	20.82	32,184,899
Band 14	2,134,120.346	20.54	43,834,832
Band 15	131,684.018	20.40	2,686,354
Band 16	48,023.338	20.13	966,710
Band 17	780,723.915	19.99	15,606,671
Band 18	45,619.699	19.86	906,007
Band 19	193,978.867	19.59	3,800,046
Band 20	903,228.363	20.68	18,678,763
Band 21	210,121.877	20.26	4,257,069
Band 24	1,150.794	24.75	28,482
Band 25	116,134.303	23.47	2,725,672
Band 26	1,522.019	11.53	17,549
Band 27	36.824	11.51	424
Band 29	2,425.242	11.49	27,866
Band 30	2,414.630	11.47	27,696
Band 31	6,245.827	11.46	71,577
Band 32	2,998.222	11.43	34,270
Band 33	4,675.350	11.42	53,393
Band 41	3,444.420	11.47	39,508
Band 43	649.295	11.44	7,428
Band 46	203,294.611	11.02	2,240,307
Band 47	32,019.538	11.00	352,215

	17,673,836.972		$373,643,575

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	50,356.346	$16.25	$818,291
Band 7	638.945	16.23	10,370
Band 10	60,246.389	16.12	971,172
Band 12	42,915.616	16.06	689,225
Band 13	5,253.090	11.05	58,047
Band 14	13,486.315	11.55	155,767
Band 15	24,652.485	11.54	284,490
Band 17	20,829.767	11.51	239,751
Band 20	185,076.741	16.01	2,963,079
Band 46	25,318.331	11.00	278,502

	428,774.025		$6,468,694

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 2	35,771.895	$9.92	$354,857
Band 4	54,899.551	9.79	537,467
Band 5	68,657.915	9.76	670,101
Band 6	1,439,257.201	9.71	13,975,187
Band 7	1,664,553.649	9.68	16,112,879
Band 8	352,515.100	9.63	3,394,720
Band 9	323,639.696	9.61	3,110,177
Band 10	972,804.432	9.58	9,319,466
Band 11	1,060,993.665	9.56	10,143,099
Band 12	517,170.514	9.53	4,928,635
Band 13	1,054,273.595	9.50	10,015,599
Band 14	1,872,418.280	9.45	17,694,353
Band 15	131,333.135	9.43	1,238,471
Band 16	57,435.523	9.38	538,745
Band 17	622,329.205	9.35	5,818,778
Band 18	35,631.060	9.33	332,438
Band 19	164,171.808	9.28	1,523,514
Band 20	687,286.688	9.48	6,515,478
Band 21	118,733.909	9.40	1,116,099
Band 24	5,634.518	10.18	57,359
Band 25	17,952.652	9.97	178,988
Band 26	168,546.279	11.56	1,948,395
Band 27	41,290.651	11.50	474,842
Band 28	48,245.143	11.47	553,372
Band 29	147,253.508	11.46	1,687,525
Band 30	43,094.528	11.41	491,709
Band 31	32,528.869	11.38	370,179
Band 32	17,397.943	11.32	196,945
Band 33	1,895.324	11.28	21,379
Band 34	8,629.868	11.25	97,086
Band 41	75,886.308	11.41	865,863
Band 42	663.077	11.37	7,539
Band 43	23,782.807	11.34	269,697
Band 44	1,362.249	11.27	15,353
Band 45	16,861.600	11.19	188,681
Band 46	71,153.436	10.54	749,957
Band 47	30,460.812	10.53	320,752

	11,986,516.393		$115,835,684

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Allocation Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	55,115.136	$13.02	$717,599
Band 8	16,066.656	12.97	208,385
Band 10	30,350.211	12.94	392,732
Band 11	11,839.460	12.92	152,966
Band 12	8,317.329	12.90	107,294
Band 14	2,562.361	11.22	28,750
Band 15	32,022.652	11.21	358,974
Band 17	72,993.982	11.17	815,343
Band 20	109,275.410	12.87	1,406,375
Band 46	49,453.783	10.53	520,748

	387,996.980		$4,709,166

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	441.664	$11.71	$5,172
Band 2	19,801.356	11.62	230,092
Band 3	4,137.660	11.47	47,459
Band 4	8,037.390	11.51	92,510
Band 5	22,289.811	11.49	256,110
Band 6	679,105.867	11.45	7,775,762
Band 7	860,338.901	11.43	9,833,674
Band 8	279,057.408	11.38	3,175,673
Band 9	65,787.477	11.36	747,346
Band 10	475,714.468	11.34	5,394,602
Band 11	392,707.703	11.32	4,445,451
Band 12	269,677.708	11.30	3,047,358
Band 13	552,480.019	11.28	6,231,975
Band 14	779,303.572	11.24	8,759,372
Band 15	67,657.804	11.22	759,121
Band 16	18,713.905	11.17	209,034
Band 17	332,795.455	11.15	3,710,669
Band 18	9,731.988	11.13	108,317
Band 19	52,677.314	11.09	584,191
Band 20	287,327.259	11.26	3,235,305
Band 21	75,745.960	11.20	848,355
Band 25	4,967.471	11.66	57,921
Band 26	16,814.720	12.68	213,211
Band 27	2,302.333	12.66	29,148
Band 28	650.116	12.64	8,217
Band 29	18,169.976	12.64	229,669
Band 30	2,479.651	12.61	31,268
Band 31	3,805.444	12.60	47,949
Band 32	152.235	12.57	1,914
Band 34	222.781	12.54	2,794
Band 43	3,409.589	12.58	42,893
Band 44	1,980.263	12.55	24,852
Band 45	303.476	12.53	3,803
Band 46	47,917.885	11.41	546,743
Band 47	14,213.882	11.40	162,038

	5,370,920.511		$60,899,968

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	162,102.599	$14.06	$2,279,163
Band 8	416.490	13.99	5,827
Band 10	95,329.359	13.94	1,328,891
Band 11	6,782.755	13.92	94,416
Band 12	72,195.295	13.90	1,003,515
Band 13	2,446.601	11.46	28,038
Band 14	31,175.031	11.93	371,918
Band 15	49,490.527	11.92	589,927
Band 17	79,466.367	11.88	944,060
Band 20	427,051.384	13.85	5,914,662
Band 46	22,508.263	11.41	256,819

	948,964.671		$12,817,236

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service Class
Contracts in accumulation period:
Band 1	8,048.069	$13.73	$110,500
Band 2	6,518.665	13.63	88,849
Band 4	27,065.651	13.50	365,386
Band 5	54,120.938	13.48	729,550
Band 6	2,467,074.803	13.43	33,132,815
Band 7	1,684,841.768	13.40	22,576,880
Band 8	790,792.100	13.35	10,557,075
Band 9	139,673.950	13.33	1,861,854
Band 10	2,119,939.147	13.30	28,195,191
Band 11	758,831.389	13.28	10,077,281
Band 12	339,824.683	13.25	4,502,677
Band 13	1,194,633.031	13.23	15,804,995
Band 14	2,218,687.004	13.18	29,242,295
Band 15	443,051.978	13.15	5,826,134
Band 16	77,449.417	13.10	1,014,587
Band 17	1,601,078.589	13.08	20,942,108
Band 18	19,227.443	13.06	251,110
Band 19	208,302.686	13.01	2,710,018
Band 20	879,133.720	13.20	11,604,565
Band 21	162,921.587	13.13	2,139,160
Band 25	13,205.000	13.68	180,644
Band 26	28,114.662	10.68	300,265
Band 27	7,025.937	10.66	74,896
Band 28	535.915	10.65	5,708
Band 29	95,199.206	10.65	1,013,872
Band 30	27,021.240	10.62	286,966
Band 31	19,921.494	10.61	211,367
Band 32	14,148.120	10.59	149,829
Band 33	874.944	10.57	9,248
Band 34	475.843	10.56	5,025
Band 41	2,142.460	10.62	22,753
Band 42	484.108	10.61	5,136
Band 43	21,348.630	10.60	226,295
Band 45	3,082.751	10.56	32,554
Band 46	815,601.085	11.12	9,069,484
Band 47	38,048.329	11.10	422,336

	16,288,446.342		$213,749,408

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	910,711.580	$14.38	$13,096,033
Band 7	5,947.142	14.35	85,341
Band 8	502.799	14.31	7,195
Band 10	689,969.704	14.26	9,838,968
Band 11	19,758.438	14.23	281,163
Band 12	307,508.132	14.21	4,369,691
Band 13	11,021.337	11.15	122,888
Band 14	73,748.530	11.89	876,870
Band 15	604,281.545	11.88	7,178,865
Band 17	365,852.176	11.85	4,335,348
Band 20	1,512,926.909	14.16	21,423,045
Band 46	417,482.276	11.10	4,634,053

	4,919,710.568		$66,249,460

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service Class
Currently payable annuity contracts			$572,308
Contracts in accumulation period:
Band 1	8,594.714	$30.13	255,995
Band 2	678,014.699	29.39	19,357,508
Band 3	14,058.884	28.14	395,617
Band 4	402,732.368	28.53	11,489,954
Band 5	197,981.377	28.32	5,606,833
Band 6	4,720,301.215	28.01	132,215,637
Band 7	2,551,629.744	27.80	70,935,307
Band 8	4,924,060.733	27.50	135,411,670
Band 9	432,481.373	27.29	11,802,417
Band 10	1,524,989.615	27.12	41,357,718
Band 11	5,222,280.714	26.95	140,740,465
Band 12	747,520.757	26.79	20,026,081
Band 13	1,917,352.992	26.62	51,039,937
Band 14	2,851,108.262	26.29	74,955,636
Band 15	188,468.090	26.13	4,924,671
Band 16	75,827.725	25.80	1,956,355
Band 17	953,341.345	25.64	24,443,672
Band 18	93,479.847	25.48	2,381,866
Band 19	162,843.025	25.17	4,098,759
Band 20	827,054.651	26.46	21,883,866
Band 21	194,956.516	25.96	5,061,071
Band 24	48.636	31.26	1,520
Band 25	47,280.012	29.76	1,407,053
Band 26	45,310.580	11.15	505,213
Band 27	24,705.862	11.13	274,976
Band 28	2,253.804	11.11	25,040
Band 29	64,110.259	11.11	712,265
Band 30	25,455.653	11.09	282,303
Band 31	18,859.533	11.07	208,775
Band 32	7,764.264	11.05	85,795
Band 33	174.069	11.04	1,922
Band 34	2,902.583	11.02	31,986
Band 41	1,542.130	11.09	17,102
Band 42	1,077.935	11.07	11,933
Band 43	19,320.764	11.06	213,688
Band 44	2,889.825	11.03	31,875
Band 46	603,373.849	10.98	6,625,045
Band 47	44,660.026	10.97	489,920

	29,600,808.430		$791,839,754

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	777,842.697	$15.00	$11,667,640
Band 7	16,892.029	14.98	253,043
Band 8	596.715	14.93	8,909
Band 10	405,622.980	14.88	6,035,670
Band 11	18,380.785	14.85	272,955
Band 12	445,769.656	14.83	6,610,764
Band 13	14,767.163	11.01	162,586
Band 14	41,287.162	11.89	490,904
Band 15	291,243.936	11.88	3,459,978
Band 17	426,490.711	11.85	5,053,915
Band 20	2,184,319.892	14.78	32,284,248
Band 46	373,566.528	10.96	4,094,289

	4,996,780.254		$70,394,901

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts			$626,084
Contracts in accumulation period:
Band 1	5,700.255	$65.94	375,875
Band 2	156,267.413	63.73	9,332,838
Band 3	1,864.170	60.02	111,887
Band 4	79,153.010	61.15	4,840,207
Band 5	73,447.876	60.56	4,448,003
Band 6	1,718,844.894	59.61	102,460,344
Band 7	1,530,873.795	59.02	90,352,171
Band 8	829,769.013	58.10	48,209,580
Band 9	155,995.498	57.52	8,972,861
Band 10	935,631.018	57.02	53,349,681
Band 11	952,425.284	56.54	53,850,126
Band 12	364,508.641	56.05	20,430,709
Band 13	1,005,106.567	55.57	55,853,772
Band 14	1,590,375.530	54.62	86,866,311
Band 15	303,357.413	54.16	16,429,837
Band 16	55,872.468	53.23	2,974,091
Band 17	891,144.805	52.77	47,025,711
Band 18	41,609.527	52.32	2,177,010
Band 19	116,655.007	51.42	5,998,400
Band 20	749,064.887	55.10	41,273,475
Band 21	82,572.095	53.69	4,433,296
Band 24	73.330	69.41	5,090
Band 25	17,249.299	64.84	1,118,445
Band 26	119,731.329	16.13	1,931,266
Band 27	60,681.702	16.05	973,941
Band 28	5,685.512	16.01	91,025
Band 29	205,693.966	16.00	3,291,103
Band 30	63,136.324	15.92	1,005,130
Band 31	41,575.126	15.88	660,213
Band 32	20,875.191	15.80	329,828
Band 33	15,589.613	15.75	245,536
Band 34	4,516.579	15.71	70,955
Band 41	39,324.601	15.92	626,048
Band 42	15,539.759	15.87	246,616
Band 43	79,857.651	15.83	1,264,147
Band 44	3,321.008	15.73	52,239
Band 45	13,341.729	15.46	206,263
Band 46	864,134.168	11.65	10,067,163
Band 47	134,772.680	11.63	1,567,406

	13,345,338.733		$684,144,683

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	305,432.728	$20.33	$6,209,447
Band 7	1,105.607	20.30	22,444
Band 8	102.241	20.23	2,068
Band 10	196,329.043	20.16	3,957,994
Band 11	3,792.472	20.13	76,342
Band 12	93,052.246	20.10	1,870,350
Band 13	6,924.593	11.69	80,948
Band 14	38,674.418	14.44	558,459
Band 15	181,171.861	14.42	2,612,498
Band 17	106,786.488	14.38	1,535,590
Band 20	507,669.753	20.03	10,168,625
Band 46	163,226.851	11.64	1,899,961

	1,604,268.301		$28,994,726

ING VP Index Plus International Equity Portfolio - Service Class
Contracts in accumulation period:
Band 6	2,821.743	$10.33	$29,149
Band 7	1,417.028	10.33	14,638
Band 8	236.860	10.32	2,444
Band 9	74.092	10.32	765
Band 10	361.350	10.32	3,729
Band 14	1,107.373	10.32	11,428
Band 17	9,706.288	10.32	100,169
Band 19	1,650.738	10.32	17,036
Band 20	2,624.859	10.32	27,089
Band 21	905.346	10.32	9,343
Band 26	254.790	10.33	2,632
Band 46	290.491	10.32	2,998
Band 47	1,763.353	10.32	18,198

	23,214.311		$239,618

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
Currently payable annuity contracts			$975,735
Contracts in accumulation period:
Band 1	11,394.991	$24.47	278,835
Band 2	734,822.346	23.81	17,496,120
Band 3	7,693.622	22.68	174,491
Band 4	137,625.209	23.03	3,169,509
Band 5	123,088.426	22.85	2,812,571
Band 6	1,732,178.673	22.56	39,077,951
Band 7	1,362,894.212	22.38	30,501,572
Band 8	1,746,424.952	22.10	38,595,991
Band 9	429,046.360	21.92	9,404,696
Band 10	348,784.681	21.76	7,589,555
Band 11	2,180,114.511	21.61	47,112,275
Band 12	405,711.066	21.46	8,706,559
Band 13	1,109,749.096	21.32	23,659,851
Band 14	1,562,213.992	21.02	32,837,738
Band 15	17,818.466	20.88	372,050
Band 16	21,127.478	20.59	435,015
Band 17	259,461.455	20.44	5,303,392
Band 18	28,859.188	20.30	585,842
Band 19	63,006.334	20.02	1,261,387
Band 20	258,839.174	21.17	5,479,625
Band 21	62,483.452	20.73	1,295,282
Band 25	26,261.129	24.14	633,944
Band 26	7,359.520	11.29	83,089
Band 28	421.281	11.25	4,739
Band 29	22,680.258	11.25	255,153
Band 30	4,134.847	11.22	46,393
Band 31	238.743	11.21	2,676
Band 32	532.723	11.19	5,961
Band 34	245.547	11.16	2,740
Band 43	375.335	11.19	4,200
Band 46	38,682.747	10.60	410,037
Band 47	15,823.061	10.58	167,408

	12,720,092.875		$277,766,647

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	41,865.019	$14.55	$609,136
Band 10	24,619.791	14.43	355,264
Band 11	793.702	14.40	11,429
Band 12	13,288.769	14.38	191,093
Band 13	539.638	10.63	5,736
Band 14	4,877.047	11.29	55,062
Band 15	9,131.379	11.28	103,002
Band 17	21,913.621	11.25	246,528
Band 20	157,365.828	14.33	2,255,052
Band 46	16,605.539	10.59	175,853

	291,000.333		$4,008,155

ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
Contracts in accumulation period:
Band 6	435.170	$9.72	$4,230
Band 10	503.014	9.71	4,884
Band 13	302.116	9.71	2,934
Band 17	483.314	9.71	4,693
Band 19	2,586.864	9.71	25,118
Band 30	507.357	9.71	4,926
Band 46	572.605	9.71	5,560
Band 47	1,876.817	9.71	18,224

	7,267.257		$70,569

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Large Company Value Portfolio - Service Class
Contracts in accumulation period:
Band 35	21,353.857	$10.89	$232,544
Band 36	3,269.147	10.80	35,307
Band 38	23,574.034	12.69	299,154
Band 39	5,592.172	12.63	70,629
Band 40	3,423.890	12.58	43,073

	57,213.100		$680,707

ING American Century Select Portfolio - Initial Class
Contracts in accumulation period:
Band 35	33,085.024	$10.77	$356,326
Band 36	3,716.510	10.75	39,952
Band 38	11,099.715	10.75	119,322
Band 40	1,696.629	10.72	18,188

	49,597.878		$533,788

ING American Century Select Portfolio - Service Class
Contracts in accumulation period:
Band 35	1,401.094	$9.08	$12,722
Band 36	4,605.341	9.01	41,494
Band 37	401.112	8.95	3,590
Band 40	77.374	11.96	925

	6,484.921		$58,731

ING American Century Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 35	10,938.794	$14.06	$153,799
Band 36	3,736.905	13.96	52,167
Band 38	15,824.685	15.17	240,060
Band 39	1,350.536	15.10	20,393
Band 40	1,125.414	15.04	16,926

	32,976.334		$483,345

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,273.628	$11.04	$47,181
Band 4	18,568.436	11.02	204,624
Band 5	20,261.249	11.01	223,076
Band 6	857,117.778	11.01	9,436,867
Band 7	613,541.149	11.00	6,748,953
Band 8	352,009.557	10.99	3,868,585
Band 9	74,392.683	10.99	817,576
Band 10	966,410.584	10.99	10,620,852
Band 11	288,122.542	10.98	3,163,586
Band 12	96,126.075	10.98	1,055,464
Band 13	428,655.021	10.97	4,702,346
Band 14	390,338.374	10.97	4,282,012
Band 15	315,123.355	10.96	3,453,752
Band 16	28,826.035	10.95	315,645
Band 17	494,887.959	10.95	5,419,023
Band 18	672.508	10.95	7,364
Band 19	21,318.796	10.94	233,228
Band 20	177,512.013	10.97	1,947,307
Band 21	44,795.245	10.96	490,956
Band 26	72,995.595	11.04	805,871
Band 27	5,170.492	11.02	56,979
Band 28	3,177.339	11.00	34,951
Band 29	111,723.704	11.00	1,228,961
Band 30	22,585.848	10.98	247,993
Band 31	17,234.753	10.97	189,065
Band 32	8,499.453	10.94	92,984
Band 34	3,350.716	10.92	36,590
Band 35	86,471.352	15.62	1,350,683
Band 36	19,020.627	15.51	295,010
Band 37	7,212.122	15.42	111,211
Band 38	44,569.547	15.48	689,937
Band 39	13,234.243	15.40	203,807
Band 40	4,222.158	15.35	64,810
Band 41	4,520.914	10.98	49,640
Band 42	4,427.500	10.96	48,525
Band 43	37,432.920	10.95	409,890
Band 45	5,357.350	10.91	58,449
Band 46	231,707.736	10.94	2,534,883
Band 47	44,082.375	10.93	481,820

	5,939,949.731		$66,030,456

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Band 6	7,654.268	$9.91	$75,854
Band 7	13,665.805	9.91	135,428
Band 8	1,991.155	9.91	19,732
Band 9	369.103	9.91	3,658
Band 10	43,804.074	9.91	434,098
Band 11	15,529.327	9.91	153,896
Band 13	19,330.168	9.91	191,562
Band 14	5,264.276	9.91	52,169
Band 15	957.995	9.91	9,494
Band 17	12,015.763	9.90	118,956
Band 20	10,669.120	9.91	105,731
Band 21	1,446.182	9.91	14,332
Band 29	1,261.844	9.91	12,505
Band 30	5,194.043	9.91	51,473
Band 35	30,426.274	11.48	349,294
Band 36	3,441.709	11.39	39,201
Band 37	203.873	11.32	2,308
Band 38	24,006.667	13.09	314,247
Band 39	1,001.638	13.02	13,041
Band 40	1,432.026	12.98	18,588
Band 42	1,170.076	9.91	11,595
Band 46	9,453.130	9.90	93,586

	210,288.516		$2,220,748

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Band 6	24,285.719	$11.01	$267,386
Band 7	828.946	11.01	9,127
Band 8	3,063.055	11.00	33,694
Band 10	17,592.746	10.99	193,344
Band 11	6,996.147	10.99	76,888
Band 12	828.019	10.98	9,092
Band 13	793.401	10.98	8,712
Band 14	369.259	10.97	4,051
Band 15	5,428.061	10.97	59,546
Band 17	7,655.861	10.96	83,908
Band 20	730.633	10.98	8,022
Band 21	742.266	10.96	8,135
Band 46	935.071	10.95	10,239

	70,249.184		$772,144

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Band 38	823.336	$12.26	$10,094
Band 40	175.808	12.16	2,138

	999.144		$12,232

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Fleming International Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,163.802	15.18	17,667
Band 4	20,494.111	15.09	309,256
Band 5	8,397.325	15.08	126,632
Band 6	851,235.320	15.04	12,802,579
Band 7	521,949.866	15.02	7,839,687
Band 8	207,419.121	14.99	3,109,213
Band 9	64,618.110	14.97	967,333
Band 10	741,906.141	14.95	11,091,497
Band 11	257,960.683	14.93	3,851,353
Band 12	87,927.329	14.92	1,311,876
Band 13	275,628.628	14.90	4,106,867
Band 14	772,617.931	14.86	11,481,102
Band 15	416,050.393	14.85	6,178,348
Band 16	17,073.544	14.81	252,859
Band 17	598,029.249	14.79	8,844,853
Band 18	1,485.440	14.77	21,940
Band 19	145,165.815	14.74	2,139,744
Band 20	648,084.440	14.88	9,643,496
Band 21	29,178.686	14.83	432,720
Band 26	89,569.000	15.20	1,361,449
Band 27	13,069.402	15.09	197,217
Band 28	4,057.213	15.04	61,020
Band 29	67,934.113	15.02	1,020,370
Band 30	17,900.944	14.91	266,903
Band 31	26,009.755	14.86	386,505
Band 32	6,727.217	14.76	99,294
Band 33	723.860	14.69	10,634
Band 34	14,554.647	14.64	213,080
Band 35	31,334.098	13.42	420,504
Band 36	1,625.069	13.31	21,630
Band 37	162.073	13.23	2,144
Band 38	8,629.589	15.63	134,880
Band 39	3,057.022	15.55	47,537
Band 40	8,288.583	15.50	128,473
Band 41	1,494.322	14.92	22,295
Band 42	1,778.063	14.85	26,404
Band 43	31,970.020	14.79	472,837
Band 44	537.456	12.35	6,638
Band 45	3,300.082	12.22	40,327
Band 46	254,296.546	11.12	2,827,778
Band 47	71,730.214	11.10	796,205

	6,325,135.222		$93,093,146

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	76,470.670	$14.02	$1,072,119
Band 7	27,440.262	14.91	409,134
Band 9	143,868.887	14.83	2,133,576
Band 10	91,313.235	12.05	1,100,324
Band 13	28,793.013	14.72	423,833
Band 15	94,035.821	14.64	1,376,684
Band 19	26,068.739	11.93	311,000
Band 20	99,230.528	12.01	1,191,759
Band 21	58,097.366	11.98	696,006
Band 26	131,774.636	15.19	2,001,657
Band 27	46,014.376	15.02	691,136
Band 28	17,028.225	14.94	254,402
Band 29	200,029.741	14.91	2,982,443
Band 30	135,651.169	14.75	2,000,855
Band 31	141,544.452	14.66	2,075,042
Band 32	39,357.652	14.51	571,080
Band 33	35,059.381	14.40	504,855
Band 34	34,566.311	14.32	494,990
Band 35	50,518.696	15.31	773,441
Band 36	23,495.280	15.19	356,893
Band 37	3,129.055	15.11	47,280
Band 38	20,516.926	14.67	300,983
Band 39	30,369.759	14.60	443,398
Band 40	2,866.206	14.55	41,703
Band 41	26,439.437	13.85	366,186
Band 42	26,514.255	13.79	365,632
Band 43	104,884.478	13.74	1,441,113
Band 44	13,590.982	12.01	163,228
Band 45	3,664.761	11.94	43,757

	1,732,334.299		$24,634,509

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities Portfolio - Initial Class
Contracts in accumulation period:
Band 4	7,681.238	$11.99	$92,098
Band 7	112.448	8.62	969
Band 9	39,814.829	8.56	340,815
Band 10	5,611.864	10.77	60,440
Band 13	18,324.664	8.48	155,393
Band 15	26,915.356	8.42	226,627
Band 20	590.842	10.73	6,340
Band 21	1,420.921	10.70	15,204
Band 26	32,890.756	8.81	289,768
Band 27	42,470.448	8.69	369,068
Band 28	17,290.870	8.63	149,220
Band 29	60,515.909	8.61	521,042
Band 30	30,316.498	8.50	257,690
Band 31	51,164.013	8.44	431,824
Band 32	27,230.540	8.33	226,830
Band 33	9,929.993	8.25	81,922
Band 34	12,210.987	8.20	100,130
Band 41	1,623.852	11.85	19,243
Band 43	3,314.139	11.76	38,974

	389,430.167		$3,383,597

ING MFS Capital Opportunities Portfolio - Service Class
Contracts in accumulation period:
Band 35	22,881.330	$9.76	$223,322
Band 38	3,258.974	12.62	41,128
Band 39	1,024.582	12.56	12,869

	27,164.886		$277,319

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Band 35	35,128.285	$11.25	$395,193
Band 36	7,321.703	11.16	81,710
Band 37	534.168	11.10	5,929
Band 38	37,912.185	12.53	475,040
Band 39	1,446.419	12.47	18,037
Band 40	1,576.072	12.42	19,575

	83,918.832		$995,484

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	39,778.736	$12.02	$478,140
Band 7	10,726.410	12.00	128,717
Band 9	64,086.779	11.99	768,400
Band 10	18,511.957	11.98	221,773
Band 13	10,425.180	11.97	124,789
Band 15	15,582.503	11.96	186,367
Band 19	7,482.831	11.93	89,270
Band 20	6,515.025	11.97	77,985
Band 21	5,566.492	11.95	66,520
Band 26	145,375.442	12.04	1,750,320
Band 27	61,224.576	12.02	735,919
Band 28	10,741.286	12.00	128,895
Band 29	148,134.401	12.00	1,777,613
Band 30	74,697.098	11.98	894,871
Band 31	74,093.867	11.96	886,163
Band 32	20,260.882	11.94	241,915
Band 33	14,566.824	11.92	173,637
Band 34	12,154.608	11.91	144,761
Band 35	335,304.007	12.06	4,043,766
Band 36	16,049.856	12.04	193,240
Band 37	6,672.149	12.03	80,266
Band 38	268,701.659	12.04	3,235,168
Band 39	87,170.768	12.02	1,047,793
Band 40	22,573.436	12.01	271,107
Band 41	6,988.248	11.98	83,719
Band 42	13,492.096	11.96	161,365
Band 43	19,254.048	11.95	230,086
Band 44	2,488.203	11.92	29,659
Band 45	4,792.687	11.90	57,033

	1,523,412.054		$18,309,257

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,814.382	12.00	45,773
Band 4	15,632.760	14.44	225,737
Band 5	47,855.672	13.73	657,058
Band 6	403,464.728	11.97	4,829,473
Band 7	160,068.600	13.66	2,186,537
Band 8	130,404.852	11.95	1,558,338
Band 9	44,746.353	13.58	607,655
Band 10	344,200.262	12.17	4,188,917
Band 11	85,665.705	11.94	1,022,849
Band 12	14,539.482	11.94	173,601
Band 13	134,955.208	13.48	1,819,196
Band 14	233,709.030	11.92	2,785,812
Band 15	130,620.993	13.41	1,751,628
Band 16	5,238.144	11.91	62,386
Band 17	145,145.394	11.91	1,728,682
Band 18	1,156.456	11.90	13,762
Band 19	7,564.954	12.05	91,158
Band 20	56,425.982	12.13	684,447
Band 21	25,509.990	12.10	308,671
Band 26	54,637.086	13.91	760,002
Band 27	5,334.634	13.76	73,405
Band 28	2,845.333	13.68	38,924
Band 29	62,404.026	13.66	852,439
Band 30	15,023.359	13.51	202,966
Band 31	7,669.859	13.43	103,006
Band 32	6,845.046	13.29	90,971
Band 33	7,994.717	13.19	105,450
Band 34	3,268.601	13.11	42,851
Band 35	125,556.549	14.02	1,760,303
Band 36	26,117.015	13.91	363,288
Band 37	25,663.432	13.84	355,182
Band 38	35,313.877	15.19	536,418
Band 39	32,950.614	15.12	498,213
Band 40	5,610.989	15.06	84,501
Band 41	3,591.341	14.27	51,248
Band 42	2,513.106	14.20	35,686
Band 43	20,530.742	14.15	290,510
Band 44	285.173	12.42	3,542
Band 45	9,199.879	12.29	113,067
Band 46	91,535.769	11.90	1,089,276
Band 47	35,816.993	11.89	425,864

	2,571,427.087		$32,618,792

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	129,252.419	$10.12	$1,308,034
Band 36	13,962.830	10.11	141,164
Band 37	5,235.013	10.10	52,874
Band 38	111,176.695	10.10	1,122,885
Band 39	34,020.135	10.09	343,263
Band 40	12,368.317	10.08	124,673

	306,015.409		$3,092,893

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	135,398.746	$11.65	$1,577,395
Band 36	3,981.105	11.57	46,061
Band 37	2,507.150	11.50	28,832
Band 38	57,541.112	10.68	614,539
Band 39	45,285.673	10.62	480,934
Band 40	2,634.483	10.59	27,899

	247,348.269		$2,775,660

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,027.741	$12.91	$64,908
Band 4	22,858.821	12.84	293,507
Band 5	5,380.477	12.82	68,978
Band 6	1,404,960.968	12.79	17,969,451
Band 7	1,451,242.600	12.78	18,546,880
Band 8	349,758.185	12.75	4,459,417
Band 9	109,721.915	12.73	1,396,760
Band 10	1,579,344.733	12.72	20,089,265
Band 11	583,028.249	12.70	7,404,459
Band 12	129,081.916	12.69	1,638,050
Band 13	554,504.528	12.67	7,025,572
Band 14	2,097,684.698	12.64	26,514,735
Band 15	340,322.055	12.63	4,298,268
Band 16	37,839.260	12.60	476,775
Band 17	1,312,979.280	12.58	16,517,279
Band 18	7,960.416	12.57	100,062
Band 19	123,924.560	12.54	1,554,014
Band 20	1,363,628.402	12.66	17,263,536
Band 21	90,960.025	12.61	1,147,006
Band 26	74,488.383	12.93	963,135
Band 27	5,891.206	12.84	75,643
Band 28	2,952.943	12.79	37,768
Band 29	30,788.570	12.78	393,478
Band 30	35,992.366	12.69	456,743
Band 31	26,457.667	12.64	334,425
Band 32	14,908.881	12.55	187,106
Band 33	6,602.178	12.50	82,527
Band 34	22,543.746	12.45	280,670
Band 35	4,707.326	11.98	56,394
Band 37	1,138.207	12.88	14,660
Band 41	28,476.467	12.69	361,366
Band 42	6,976.463	12.63	88,113
Band 43	33,623.734	12.58	422,987
Band 44	15,305.896	11.45	175,253
Band 45	7,563.717	11.23	84,941
Band 46	299,176.768	11.16	3,338,813
Band 47	41,731.054	11.15	465,301

	12,229,534.401		$154,648,245

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	3,654.326	$10.72	$39,174
Band 37	15,279.498	10.69	163,338
Band 38	14,961.981	10.70	160,093

	33,895.805		$362,605

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	4,318.133	$10.94	$47,240

	4,318.133		$47,240

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	1,474.268	$11.10	$16,364
Band 38	271.633	11.08	3,010

	1,745.901		$19,374

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 38	429.083	$11.29	$4,844

	429.083		$4,844

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 35	37,655.216	$11.48	$432,282
Band 36	841.013	11.39	9,579
Band 38	17,355.505	13.96	242,283
Band 39	882.912	13.89	12,264
Band 40	2,386.743	13.84	33,033

	59,121.389		$729,441

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Band 35	174,765.306	$11.16	$1,950,381
Band 36	19,419.806	11.07	214,977
Band 37	1,293.540	11.01	14,242
Band 38	54,334.337	13.12	712,867
Band 39	25,275.297	13.05	329,843
Band 40	6,578.352	13.00	85,519

	281,666.638		$3,307,829

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,389.321	$11.22	$38,028
Band 4	26,127.728	12.04	314,578
Band 5	1,059.340	11.19	11,854
Band 6	119,772.026	11.19	1,340,249
Band 7	55,882.752	12.00	670,593
Band 8	56,005.593	11.17	625,582
Band 9	7,398.439	11.97	88,559
Band 10	45,255.500	11.96	541,256
Band 11	24,441.848	11.16	272,771
Band 12	30,728.473	11.16	342,930
Band 13	19,477.370	11.93	232,365
Band 14	31,306.493	11.15	349,067
Band 15	25,931.319	11.90	308,583
Band 16	2,234.297	11.13	24,868
Band 17	45,133.197	11.13	502,332
Band 19	1,264.675	11.84	14,974
Band 20	20,569.165	11.92	245,184
Band 21	8,592.669	11.89	102,167
Band 26	9,595.196	12.10	116,102
Band 27	2,359.308	12.04	28,406
Band 28	503.105	12.01	6,042
Band 29	11,668.838	12.00	140,026
Band 30	2,196.302	11.94	26,224
Band 31	2,949.965	11.91	35,134
Band 32	1,160.581	11.85	13,753
Band 35	13,249.234	11.18	148,126
Band 36	141.858	11.09	1,573
Band 37	8,461.468	11.02	93,245
Band 38	2,069.452	13.77	28,496
Band 40	1,240.743	13.66	16,949
Band 41	11,754.593	11.94	140,350
Band 42	833.440	11.90	9,918
Band 43	9,641.676	11.87	114,447
Band 44	218.782	11.79	2,579
Band 45	456.491	11.76	5,368
Band 46	18,416.966	11.12	204,797
Band 47	6,320.509	11.11	70,221

	627,808.712		$7,227,696

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,793.436	$10.62	$19,046
Band 4	105,339.108	13.08	1,377,836
Band 5	2,976.327	12.51	37,234
Band 6	1,931,361.874	12.46	24,064,769
Band 7	233,506.221	12.44	2,904,817
Band 8	225,904.224	12.39	2,798,953
Band 9	217,632.074	12.37	2,692,109
Band 10	1,620,818.107	12.35	20,017,104
Band 11	114,899.771	12.32	1,415,565
Band 12	578,971.151	12.30	7,121,345
Band 13	271,920.967	12.28	3,339,189
Band 14	460,029.335	11.39	5,239,734
Band 15	1,051,435.456	12.21	12,838,027
Band 16	22,496.262	10.33	232,386
Band 17	725,243.704	11.35	8,231,516
Band 18	1,645.505	10.53	17,327
Band 19	26,593.533	11.14	296,252
Band 20	3,505,742.786	12.26	42,980,407
Band 21	105,454.145	11.19	1,180,032
Band 26	218,864.567	12.67	2,773,014
Band 27	96,105.436	12.53	1,204,201
Band 28	24,879.106	12.46	309,994
Band 29	305,003.308	12.44	3,794,241
Band 30	145,013.608	12.30	1,783,667
Band 31	98,321.788	12.23	1,202,475
Band 32	53,358.764	12.10	645,641
Band 33	19,653.934	12.01	236,044
Band 34	112,636.621	11.94	1,344,881
Band 35	180,682.929	12.77	2,307,321
Band 36	19,809.822	12.67	250,990
Band 37	4,552.446	12.60	57,361
Band 38	185,159.619	13.71	2,538,538
Band 39	76,315.439	13.65	1,041,706
Band 40	6,785.162	13.60	92,278
Band 41	27,782.475	12.92	358,950
Band 42	19,467.909	12.86	250,357
Band 43	112,835.080	12.82	1,446,546
Band 44	8,568.042	11.31	96,905
Band 45	23,593.135	11.19	264,007
Band 46	944,613.143	10.31	9,738,962
Band 47	38,677.138	10.52	406,883

	13,926,443.457		$168,948,610

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Band 35	305,069.043	$10.93	$3,334,405
Band 36	21,518.606	10.91	234,768
Band 37	5,415.966	10.90	59,034
Band 38	33,095.583	10.91	361,073
Band 39	14,265.402	10.89	155,350
Band 40	829.585	10.88	9,026

	380,194.185		$4,153,656

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,722.778	$10.89	$18,761
Band 4	16,669.225	10.87	181,194
Band 5	5,929.634	10.87	64,455
Band 6	333,808.563	10.86	3,625,161
Band 7	133,886.601	10.86	1,454,008
Band 8	199,397.411	10.85	2,163,462
Band 9	57,792.851	10.84	626,475
Band 10	369,152.530	10.84	4,001,613
Band 11	76,209.417	10.84	826,110
Band 12	56,893.503	10.83	616,157
Band 13	247,764.156	10.83	2,683,286
Band 14	224,810.505	10.82	2,432,450
Band 15	245,919.066	10.82	2,660,844
Band 16	10,120.943	10.81	109,407
Band 17	239,827.328	10.81	2,592,533
Band 19	19,057.765	10.79	205,633
Band 20	94,699.944	10.83	1,025,600
Band 21	38,318.023	10.81	414,218
Band 26	56,401.879	10.89	614,216
Band 27	8,366.523	10.87	90,944
Band 28	996.007	10.86	10,817
Band 29	128,901.815	10.86	1,399,874
Band 30	25,643.183	10.83	277,716
Band 31	28,433.269	10.82	307,648
Band 32	7,173.497	10.80	77,474
Band 33	10,324.969	10.78	111,303
Band 34	14,952.627	10.77	161,040
Band 35	132,381.248	11.16	1,477,375
Band 36	9,978.440	11.07	110,461
Band 37	34,481.241	11.00	379,294
Band 38	77,260.412	13.41	1,036,062
Band 39	7,063.639	13.34	94,229
Band 40	706.914	13.30	9,402
Band 41	900.899	10.83	9,757
Band 42	3,391.917	10.82	36,701
Band 43	11,911.393	10.81	128,762
Band 44	244.456	10.78	2,635
Band 45	3,765.565	10.77	40,555
Band 46	164,473.429	10.80	1,776,313
Band 47	22,776.506	10.79	245,759

	3,122,510.071		$34,099,704

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Balanced Portfolio - Class S
Contracts in accumulation period:
Band 35	351.112	$14.48	$5,084
Band 36	1,272.273	14.46	18,397
Band 37	2,643.831	14.45	38,203
Band 38	12,106.813	14.46	175,065
Band 39	8,169.805	14.44	117,972
Band 40	480.085	14.42	6,923

	25,023.919		$361,644

ING VP Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	882.708	$15.58	$13,753
Band 37	322.302	15.54	5,009
Band 38	638.836	15.55	9,934

	1,843.846		$28,696

ING VP Strategic Allocation Income Portfolio - Class S
Contracts in accumulation period:
Band 35	3,111.137	$13.45	$41,845
Band 36	4,945.521	13.43	66,418
Band 38	727.141	13.43	9,766

	8,783.799		$118,029

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 35	110,132.325	$13.95	$1,536,346
Band 36	9,277.108	13.88	128,766
Band 37	5,517.418	13.82	76,251
Band 38	40,800.554	13.22	539,383
Band 39	11,402.894	13.15	149,948

	177,130.299		$2,430,694

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 6	117,769.577	$10.37	$1,221,271
Band 7	24,780.180	10.36	256,723
Band 9	1,279,621.095	10.32	13,205,690
Band 10	42,966.967	10.31	442,989
Band 12	14,192.638	10.28	145,900
Band 13	255,553.272	10.27	2,624,532
Band 14	20,930.958	10.24	214,333
Band 15	476,107.448	10.23	4,870,579
Band 17	16,999.827	10.19	173,228
Band 20	96,320.626	10.25	987,286
Band 26	1,098,583.166	10.49	11,524,137
Band 27	371,362.240	10.41	3,865,881
Band 28	149,198.848	10.37	1,547,192
Band 29	3,584,165.123	10.36	37,131,951
Band 30	1,441,630.181	10.28	14,819,958
Band 31	1,097,927.597	10.24	11,242,779
Band 32	1,345,065.552	10.16	13,665,866
Band 33	412,110.849	10.11	4,166,441
Band 34	333,853.667	10.07	3,361,906
Band 35	236,051.699	10.55	2,490,345
Band 36	27,468.135	10.49	288,141

	12,442,659.645		$128,247,128

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 5	2,690.619	$10.13	$27,256
Band 6	132,252.281	10.10	1,335,748
Band 9	1,342,862.678	10.06	13,509,199
Band 10	19,316.194	10.05	194,128
Band 12	9,810.609	10.02	98,302
Band 13	412,796.327	10.01	4,132,091
Band 14	12,959.216	9.99	129,463
Band 15	285,719.228	9.98	2,851,478
Band 20	9,339.931	10.00	93,399
Band 26	1,057,845.598	10.21	10,800,604
Band 27	301,347.125	10.14	3,055,660
Band 28	153,457.650	10.10	1,549,922
Band 29	1,892,760.287	10.09	19,097,951
Band 30	1,192,906.021	10.02	11,952,918
Band 31	659,390.849	9.98	6,580,721
Band 32	838,422.375	9.92	8,317,150
Band 33	445,222.103	9.87	4,394,342
Band 34	239,392.382	9.84	2,355,621
Band 35	12,217.569	10.26	125,352
Band 38	33,332.480	10.20	339,991

	9,054,041.522		$90,941,296

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 6	117,092.935	$9.83	$1,151,024
Band 9	1,084,322.130	9.79	10,615,514
Band 10	30,500.657	9.78	298,296
Band 12	51,494.977	9.76	502,591
Band 13	304,763.655	9.75	2,971,446
Band 14	18,172.595	9.73	176,819
Band 15	175,448.823	9.72	1,705,363
Band 20	152.308	9.74	1,483
Band 26	815,259.006	9.92	8,087,369
Band 27	287,695.814	9.86	2,836,681
Band 28	138,095.427	9.83	1,357,478
Band 29	3,092,890.451	9.82	30,372,184
Band 30	1,102,745.309	9.76	10,762,794
Band 31	906,916.878	9.73	8,824,301
Band 32	1,054,894.387	9.67	10,200,829
Band 33	192,887.395	9.63	1,857,506
Band 34	314,996.009	9.60	3,023,962
Band 35	2,686.556	9.96	26,758
Band 36	11,847.896	9.92	117,531
Band 38	51,178.890	9.91	507,183
Band 40	8,407.800	9.84	82,733

	9,762,449.898		$95,479,845

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 6	41,289.887	$10.31	$425,699
Band 9	670,352.037	10.27	6,884,515
Band 10	92,568.288	10.26	949,751
Band 12	5,999.655	10.24	61,436
Band 13	100,289.395	10.23	1,025,961
Band 15	123,078.353	10.20	1,255,399
Band 19	188,898.309	10.15	1,917,318
Band 20	29,601.023	10.22	302,522
Band 21	59,341.964	10.20	605,288
Band 26	645,506.508	10.39	6,706,813
Band 27	225,206.998	10.34	2,328,640
Band 28	100,332.198	10.31	1,034,425
Band 29	1,499,777.155	10.30	15,447,705
Band 30	594,915.670	10.24	6,091,936
Band 31	302,344.678	10.21	3,086,939
Band 32	671,262.757	10.16	6,820,030
Band 33	259,983.015	10.12	2,631,028
Band 34	115,624.509	10.09	1,166,651
Band 35	6,570.850	10.43	68,534
Band 36	36,917.872	10.39	383,577
Band 38	21,681.602	10.38	225,055
Band 39	6,827.713	10.35	70,667
Band 40	4,054.690	10.32	41,844
Band 44	47,972.946	10.15	486,925
Band 45	54,777.969	10.12	554,353

	5,905,176.041		$60,573,011

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	48,914.442	$10.55	$516,047
Band 9	505,123.095	10.51	5,308,844
Band 10	164,153.121	10.51	1,725,249
Band 13	746.635	10.48	7,825
Band 15	18,719.620	10.46	195,807
Band 19	211,307.055	10.41	2,199,706
Band 20	18,256.296	10.47	191,143
Band 21	43,065.685	10.45	450,036
Band 26	310,845.473	10.62	3,301,179
Band 27	48,665.120	10.57	514,390
Band 28	35,191.370	10.55	371,269
Band 29	1,059,608.271	10.54	11,168,271
Band 30	582,103.118	10.49	6,106,262
Band 31	136,647.871	10.46	1,429,337
Band 32	36,203.455	10.42	377,240
Band 33	59,748.902	10.38	620,194
Band 34	7,599.674	10.36	78,733
Band 35	11,174.243	10.66	119,117
Band 38	14,841.442	10.61	157,468
Band 39	6,147.431	10.58	65,040
Band 40	14,570.827	10.56	153,868
Band 44	159,444.395	10.38	1,655,033
Band 45	36,376.519	10.35	376,497

	3,529,454.060		$37,088,555

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	5,771.388	$10.15	$58,580
Band 9	350,649.701	10.12	3,548,575
Band 10	88,419.081	10.11	893,917
Band 12	1,502.757	10.10	15,178
Band 13	12,896.453	10.09	130,125
Band 15	32,636.263	10.07	328,647
Band 19	90,205.257	10.03	904,759
Band 20	22,663.280	10.09	228,673
Band 21	51,670.041	10.07	520,317
Band 26	566,683.241	10.21	5,785,836
Band 27	156,021.411	10.17	1,586,738
Band 28	79,396.755	10.15	805,877
Band 29	1,389,607.771	10.14	14,090,623
Band 30	551,446.176	10.10	5,569,606
Band 31	346,980.796	10.08	3,497,566
Band 32	144,527.679	10.04	1,451,058
Band 33	45,210.893	10.01	452,561
Band 34	88,669.199	10.00	886,692
Band 35	3,388.961	10.24	34,703
Band 38	43,495.699	10.20	443,656
Band 39	21,461.704	10.17	218,266
Band 44	21,184.474	10.01	212,057
Band 45	58,739.783	9.99	586,810

	4,173,228.763		$42,250,820

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	2,635.194	$10.04	$26,457
Band 9	353,420.392	10.02	3,541,272
Band 10	74,952.773	10.02	751,027
Band 13	251,943.067	10.00	2,519,431
Band 15	63,479.849	9.98	633,529
Band 19	32,444.030	9.95	322,818
Band 20	10,029.671	9.99	100,196
Band 21	47,495.446	9.98	474,005
Band 26	309,810.018	10.09	3,125,983
Band 27	51,319.756	10.06	516,277
Band 28	35,910.274	10.04	360,539
Band 29	1,264,639.717	10.04	12,696,983
Band 30	416,517.879	10.00	4,165,179
Band 31	185,687.342	9.99	1,855,017
Band 32	68,125.939	9.96	678,534
Band 33	114,558.856	9.94	1,138,715
Band 34	229,065.706	9.92	2,272,332
Band 35	411.025	10.11	4,155
Band 38	70,007.183	10.09	706,372
Band 44	68,095.672	9.93	676,190
Band 45	25,370.269	9.92	251,673

	3,675,920.058		$36,816,684

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	208.773	$10.08	$2,104
Band 9	127,850.409	10.07	1,287,454
Band 10	91,170.422	10.06	917,174
Band 13	4,188.619	10.05	42,096
Band 15	28,264.141	10.04	283,772
Band 19	34,806.221	10.01	348,410
Band 20	8,412.590	10.05	84,547
Band 21	15,396.081	10.03	154,423
Band 26	275,665.055	10.12	2,789,730
Band 27	53,179.921	10.10	537,117
Band 28	5,362.449	10.08	54,053
Band 29	551,838.407	10.08	5,562,531
Band 30	90,459.854	10.05	909,122
Band 31	133,331.783	10.04	1,338,651
Band 32	19,665.622	10.02	197,050
Band 33	3,146.163	10.00	31,462
Band 34	845.004	9.99	8,442
Band 35	20,294.198	10.14	205,783
Band 38	15,374.782	10.12	155,593
Band 44	17,836.226	10.00	178,362
Band 45	7,193.994	9.99	71,868

	1,504,490.714		$15,159,744

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	70,352.553	$9.95	$700,008
Band 10	27,305.769	9.95	271,692
Band 13	4,195.615	9.94	41,704
Band 14	9,971.670	9.94	99,118
Band 15	10,443.570	9.93	103,705
Band 19	13,515.383	9.92	134,073
Band 20	6,623.503	9.94	65,838
Band 21	4,270.167	9.93	42,403
Band 26	271,021.642	9.99	2,707,506
Band 27	74,925.834	9.97	747,011
Band 28	65,365.509	9.96	651,040
Band 29	649,355.421	9.96	6,467,580
Band 30	143,376.442	9.94	1,425,162
Band 31	186,989.530	9.94	1,858,676
Band 32	37,816.380	9.92	375,138
Band 33	24,754.542	9.91	245,318
Band 34	412.244	9.90	4,081
Band 35	18,687.268	10.00	186,873
Band 39	14,357.964	9.98	143,292
Band 44	14,294.314	9.91	141,657
Band 45	8,448.902	9.90	83,644

	1,656,484.222		$16,495,519

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	139,337.469	$9.97	$1,389,195
Band 10	91,183.965	9.96	908,192
Band 13	41,500.535	9.96	413,345
Band 15	3,496.822	9.95	34,793
Band 19	93,083.209	9.95	926,178
Band 20	3,208.495	9.96	31,957
Band 21	505.237	9.95	5,027
Band 26	135,727.959	9.99	1,355,922
Band 27	4,445.184	9.98	44,363
Band 28	32,472.008	9.97	323,746
Band 29	297,853.592	9.97	2,969,600
Band 30	77,873.616	9.96	775,621
Band 31	269,046.878	9.96	2,679,707
Band 32	27,123.464	9.95	269,878
Band 33	14,385.919	9.94	142,996
Band 34	2,914.888	9.94	28,974
Band 35	19,558.674	9.99	195,391
Band 38	52.173	9.98	521
Band 45	1,079.478	9.93	10,719

	1,254,849.565		$12,506,125

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	14,343.065	$10.01	$143,574
Band 10	18,028.050	10.01	180,461
Band 26	11,286.590	10.02	113,092
Band 28	19,129.382	10.01	191,485
Band 29	27,130.057	10.01	271,572
Band 31	58,156.901	10.01	582,151
Band 39	1.369	10.02	14

	148,075.414		$1,482,349

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 2	5,235.505	$7.53	$39,423
Band 4	29,708.171	7.43	220,732
Band 5	79,107.570	7.41	586,187
Band 6	833,236.341	7.36	6,132,619
Band 7	1,265,018.644	7.34	9,285,237
Band 8	174,370.408	7.30	1,272,904
Band 9	100,009.085	7.28	728,066
Band 10	643,891.992	7.26	4,674,656
Band 11	415,853.749	7.24	3,010,781
Band 12	417,381.091	7.22	3,013,491
Band 13	883,387.962	7.20	6,360,393
Band 14	1,422,322.183	7.15	10,169,604
Band 15	119,498.140	7.13	852,022
Band 16	30,525.037	7.09	216,423
Band 17	493,088.866	7.07	3,486,138
Band 18	27,211.862	7.05	191,844
Band 19	112,234.652	7.01	786,765
Band 20	673,065.833	7.18	4,832,613
Band 21	181,423.934	7.11	1,289,924
Band 25	20,094.224	7.58	152,314
Band 26	34,461.939	7.56	260,532
Band 27	28,115.961	7.43	208,902
Band 28	4,137.054	7.36	30,449
Band 29	73,358.883	7.34	538,454
Band 30	21,646.066	7.22	156,285
Band 31	37,143.997	7.15	265,580
Band 32	14,220.953	7.03	99,973
Band 33	43,665.898	6.95	303,478
Band 34	1,507.610	6.89	10,387
Band 41	106.065	12.19	1,293
Band 42	46.068	12.13	559
Band 43	7,310.833	12.09	88,388
Band 44	59.209	11.02	652
Band 45	3,154.462	10.87	34,289
Band 46	57,868.101	10.38	600,671
Band 47	24,446.473	10.37	253,510

	8,277,914.821		$60,155,538

ING VP Global Science and Technology Portfolio - Class S
Contracts in accumulation period:
Band 35	3,984.337	$12.87	$51,278
Band 36	519.416	12.85	6,674
Band 37	446.890	12.84	5,738
Band 38	494.616	12.85	6,356
Band 40	649.728	12.82	8,330

	6,094.987		$78,376

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	18,522.914	$10.30	$190,786
Band 38	6,753.416	13.13	88,672
Band 40	439.941	13.02	5,728

	25,716.271		$285,186

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	9,556.583	$10.30	$98,433
Band 4	34,129.628	10.19	347,781
Band 5	56,423.487	10.17	573,827
Band 6	1,549,700.985	10.12	15,682,974
Band 7	1,565,899.862	10.10	15,815,589
Band 8	506,319.941	10.05	5,088,515
Band 9	298,884.607	10.03	2,997,813
Band 10	1,717,453.859	10.01	17,191,713
Band 11	417,442.059	9.98	4,166,072
Band 12	299,597.550	9.96	2,983,992
Band 13	1,190,341.333	9.94	11,831,993
Band 14	2,196,980.732	9.89	21,728,139
Band 15	747,104.348	9.87	7,373,920
Band 16	59,561.888	9.83	585,493
Band 17	1,457,387.880	9.80	14,282,401
Band 18	39,673.305	9.78	388,005
Band 19	239,402.637	9.74	2,331,782
Band 20	1,140,504.737	9.92	11,313,807
Band 21	294,454.801	9.85	2,900,380
Band 26	407,086.032	10.33	4,205,199
Band 27	136,307.509	10.19	1,388,974
Band 28	65,452.298	10.12	662,377
Band 29	563,148.758	10.10	5,687,802
Band 30	263,048.096	9.96	2,619,959
Band 31	127,325.504	9.89	1,259,249
Band 32	69,108.962	9.76	674,503
Band 33	37,017.869	9.67	357,963
Band 34	102,785.788	9.61	987,771
Band 35	699,497.567	10.42	7,288,765
Band 36	43,388.797	10.33	448,206
Band 37	2,653.864	10.26	27,229
Band 38	180,449.931	13.05	2,354,872
Band 39	75,466.300	12.99	980,307
Band 40	15,362.267	12.94	198,788
Band 41	99,977.741	12.30	1,229,726
Band 42	27,730.042	12.25	339,693
Band 43	89,138.615	12.20	1,087,491
Band 44	4,080.568	11.08	45,213
Band 45	56,446.577	10.97	619,219
Band 46	262,579.534	10.37	2,722,950
Band 47	87,670.862	10.35	907,393

	17,236,543.703		$173,776,278

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,919.780	$12.39	$23,786
Band 4	105,445.322	13.90	1,465,690
Band 5	22,278.388	14.03	312,566
Band 6	1,371,261.618	12.31	16,880,231
Band 7	881,060.846	13.94	12,281,988
Band 8	617,686.798	12.28	7,585,194
Band 9	495,372.359	13.84	6,855,953
Band 10	1,374,932.831	11.91	16,375,450
Band 11	418,819.787	12.25	5,130,542
Band 12	138,848.129	12.24	1,699,501
Band 13	577,023.902	13.72	7,916,768
Band 14	1,171,751.280	12.21	14,307,083
Band 15	636,374.174	13.63	8,673,780
Band 16	24,684.853	12.18	300,662
Band 17	1,340,319.327	12.17	16,311,686
Band 18	6,524.493	12.16	79,338
Band 19	77,270.027	11.78	910,241
Band 20	679,264.630	11.87	8,062,871
Band 21	262,578.793	11.84	3,108,933
Band 26	530,495.877	14.26	7,564,871
Band 27	173,737.629	14.06	2,442,751
Band 28	68,277.954	13.97	953,843
Band 29	656,156.265	13.94	9,146,818
Band 30	380,648.854	13.75	5,233,922
Band 31	215,751.470	13.65	2,945,008
Band 32	86,113.703	13.48	1,160,813
Band 33	52,557.188	13.35	701,638
Band 34	94,058.606	13.26	1,247,217
Band 35	317,558.791	14.39	4,569,671
Band 36	23,307.690	14.26	332,368
Band 37	7,027.066	14.16	99,503
Band 38	180,342.522	15.01	2,706,941
Band 39	45,744.380	14.94	683,421
Band 40	14,911.110	14.88	221,877
Band 41	73,789.523	13.74	1,013,868
Band 42	41,653.583	13.67	569,404
Band 43	109,668.405	13.62	1,493,684
Band 44	23,761.855	12.09	287,281
Band 45	71,432.174	11.70	835,756
Band 46	399,715.208	11.09	4,432,842
Band 47	66,615.172	11.08	738,096

	13,836,742.362		$177,663,856

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	7,504.104	$12.49	$93,726
Band 4	89,405.401	14.10	1,260,616
Band 5	15,602.924	14.73	229,831
Band 6	1,076,171.646	12.41	13,355,290
Band 7	718,706.586	14.63	10,514,677
Band 8	430,599.141	12.38	5,330,817
Band 9	392,596.789	14.53	5,704,431
Band 10	1,104,253.834	11.96	13,206,876
Band 11	332,295.931	12.34	4,100,532
Band 12	147,078.296	12.33	1,813,475
Band 13	572,793.077	14.40	8,248,220
Band 14	1,018,543.470	12.30	12,528,085
Band 15	487,498.481	14.30	6,971,228
Band 16	23,752.487	12.27	291,443
Band 17	1,166,092.359	12.26	14,296,292
Band 18	12,918.135	12.25	158,247
Band 19	133,947.297	11.84	1,585,936
Band 20	509,166.920	11.92	6,069,270
Band 21	222,003.422	11.89	2,639,621
Band 26	388,228.762	14.97	5,811,785
Band 27	136,962.860	14.76	2,021,572
Band 28	49,912.122	14.66	731,712
Band 29	460,193.448	14.63	6,732,630
Band 30	255,220.977	14.43	3,682,839
Band 31	176,453.392	14.34	2,530,342
Band 32	60,360.669	14.15	854,103
Band 33	24,625.008	14.02	345,243
Band 34	72,603.067	13.93	1,011,361
Band 35	158,912.812	15.10	2,399,583
Band 36	9,741.867	14.97	145,836
Band 37	835.804	14.87	12,428
Band 38	109,257.577	15.36	1,678,196
Band 39	17,732.918	15.29	271,136
Band 40	2,836.056	15.23	43,193
Band 41	78,548.489	13.93	1,094,180
Band 42	38,221.539	13.87	530,133
Band 43	120,690.595	13.82	1,667,944
Band 44	8,497.907	12.19	103,589
Band 45	54,005.824	11.75	634,568
Band 46	317,416.185	10.69	3,393,179
Band 47	65,583.970	10.68	700,437

	11,067,772.148		$144,794,602

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class S
Contracts in accumulation period:
Band 35	15,475.555	$12.77	$197,623
Band 36	1,546.360	12.67	19,592
Band 38	8,045.978	16.28	130,989
Band 40	273.634	16.14	4,416

	25,341.527		$352,620

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Band 35	39,461.514	$12.78	$504,318
Band 36	1,625.347	12.68	20,609
Band 37	2,161.509	12.60	27,235
Band 38	29,546.008	14.57	430,485
Band 39	18,321.410	14.50	265,660
Band 40	3,143.212	14.45	45,419

	94,259.000		$1,293,726

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 2	5,578.798	$9.94	$55,453
Band 4	12,290.024	12.67	155,715
Band 5	17,485.500	9.22	161,216
Band 6	309,725.817	9.94	3,078,675
Band 7	502,322.866	9.16	4,601,277
Band 8	27,221.196	9.93	270,306
Band 9	79,461.960	9.10	723,104
Band 10	175,994.371	11.22	1,974,657
Band 11	180,768.415	9.93	1,795,030
Band 12	101,381.658	9.93	1,006,720
Band 13	259,484.678	9.01	2,337,957
Band 14	302,325.657	9.93	3,002,094
Band 15	54,685.456	8.95	489,435
Band 16	12,876.172	9.93	127,860
Band 17	67,749.519	9.93	672,753
Band 18	8,159.638	9.93	81,025
Band 19	15,537.960	11.11	172,627
Band 20	166,537.131	11.18	1,861,885
Band 21	35,525.164	11.16	396,461
Band 25	1,253.098	9.94	12,456
Band 26	117,121.588	9.37	1,097,429
Band 27	60,117.619	9.24	555,487
Band 28	31,203.647	9.18	286,449
Band 29	129,432.188	9.16	1,185,599
Band 30	87,968.517	9.03	794,356
Band 31	39,022.292	8.97	350,030
Band 32	6,580.853	8.85	58,241
Band 33	9,869.515	8.77	86,556
Band 34	26,293.518	8.72	229,279
Band 35	26,676.159	9.45	252,090
Band 36	2,505.237	9.37	23,474
Band 38	4,170.255	13.20	55,047
Band 39	1,858.657	13.13	24,404
Band 40	992.998	13.08	12,988
Band 41	3,546.698	12.52	44,405
Band 42	858.677	12.46	10,699
Band 43	39,818.309	12.41	494,145
Band 45	498.215	11.13	5,545

	2,924,900.020		$28,542,929

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Convertible Portfolio - Class S
Contracts in accumulation period:
Band 4	4,486.570	$11.95	$53,615
Band 7	10,469.595	12.73	133,278
Band 9	62,310.937	12.64	787,610
Band 10	12,538.144	10.30	129,143
Band 13	14,093.393	12.53	176,590
Band 15	28,075.051	12.44	349,254
Band 19	10,471.692	10.19	106,707
Band 20	2,559.484	10.27	26,286
Band 21	35,129.866	10.24	359,730
Band 26	113,769.721	13.02	1,481,282
Band 27	41,060.904	12.84	527,222
Band 28	4,203.504	12.76	53,637
Band 29	100,109.852	12.73	1,274,398
Band 30	47,299.027	12.56	594,076
Band 31	39,008.808	12.47	486,440
Band 32	19,920.246	12.31	245,218
Band 33	3,545.775	12.20	43,258
Band 34	11,714.829	12.11	141,867
Band 41	57,043.368	11.81	673,682
Band 42	7,655.686	11.76	90,031
Band 43	11,923.513	11.72	139,744
Band 44	3,453.403	10.31	35,605
Band 45	3,330.841	10.22	34,041

	644,174.209		$7,942,714

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 3	557.777	$11.78	$6,571
Band 4	13,939.872	11.80	164,490
Band 5	14,947.584	11.79	176,232
Band 6	842,639.815	11.77	9,917,871
Band 7	900,389.983	11.76	10,588,586
Band 8	167,480.347	11.74	1,966,219
Band 9	62,290.121	11.73	730,663
Band 10	515,128.516	11.72	6,037,306
Band 11	425,405.040	11.71	4,981,493
Band 12	234,726.196	11.71	2,748,644
Band 13	484,009.692	11.70	5,662,913
Band 14	950,475.658	11.68	11,101,556
Band 15	123,785.356	11.67	1,444,575
Band 16	51,981.682	11.65	605,587
Band 17	499,792.808	11.64	5,817,588
Band 18	6,484.276	11.63	75,412
Band 19	50,333.962	11.60	583,874
Band 20	601,346.288	11.68	7,023,725
Band 21	81,198.628	11.65	945,964
Band 25	3,672.208	11.87	43,589
Band 26	88,257.851	11.86	1,046,738
Band 27	19,386.694	11.80	228,763
Band 28	5,487.106	11.77	64,583
Band 29	75,199.599	11.76	884,347
Band 30	24,718.717	11.70	289,209
Band 31	41,177.152	11.67	480,537
Band 32	933.690	11.62	10,849
Band 33	2,148.944	11.58	24,885
Band 34	18,708.716	11.55	216,086
Band 35	849.404	11.64	9,887
Band 36	1,674.802	11.62	19,461
Band 37	668.488	11.61	7,761
Band 38	833.173	11.62	9,681
Band 41	18,650.993	11.71	218,403
Band 42	2,878.310	11.67	33,590
Band 43	10,707.052	11.64	124,630
Band 45	30,006.716	11.53	345,977
Band 46	121,967.596	10.71	1,306,273
Band 47	4,858.155	10.69	51,934

	6,499,698.967		$75,996,452

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	92,086.455	$13.71	$1,262,505
Band 36	18,570.420	13.60	252,558
Band 37	2,352.586	13.52	31,807
Band 38	64,181.783	15.08	967,861
Band 39	19,031.595	15.00	285,474
Band 40	3,079.227	14.95	46,034

	199,302.066		$2,846,239

ING VP LargeCap Growth Portfolio - Class S
Contracts in accumulation period:
Band 9	5,496.523	$9.07	$49,853
Band 13	1,260.891	8.99	11,335
Band 15	2,308.965	8.93	20,619
Band 26	65,959.072	9.34	616,058
Band 27	34,596.360	9.21	318,632
Band 28	5,733.533	9.15	52,462
Band 29	39,123.349	9.13	357,196
Band 30	20,535.615	9.01	185,026
Band 31	12,393.588	8.94	110,799
Band 32	78.359	8.83	692
Band 33	801.841	8.75	7,016
Band 34	314.049	8.69	2,729
Band 35	286.192	11.46	3,280

	188,888.337		$1,735,697

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 4	1,013.258	$8.22	$8,329
Band 5	19,598.206	8.20	160,705
Band 6	457,357.756	8.17	3,736,613
Band 7	658,675.833	8.15	5,368,208
Band 8	74,612.496	8.11	605,107
Band 9	23,432.818	8.09	189,572
Band 10	307,953.585	8.07	2,485,185
Band 11	219,579.365	8.05	1,767,614
Band 12	176,312.049	8.03	1,415,786
Band 13	307,229.865	8.01	2,460,911
Band 14	719,740.129	7.97	5,736,329
Band 15	45,902.499	7.95	364,925
Band 16	18,985.981	7.92	150,369
Band 17	235,556.832	7.90	1,860,899
Band 18	14,331.049	7.88	112,929
Band 19	59,292.768	7.84	464,855
Band 20	413,074.212	7.99	3,300,463
Band 21	44,225.899	7.94	351,154
Band 25	3,654.763	8.36	30,554
Band 35	34,310.350	11.84	406,235
Band 38	5,662.888	13.99	79,224
Band 39	31.598	13.92	440
Band 40	508.192	13.87	7,049
Band 46	16,674.745	10.94	182,422
Band 47	1,801.486	10.92	19,672

	3,859,518.622		$31,265,549

ING VP Real Estate Portfolio - Class S
Contracts in accumulation period:
Band 35	25,807.045	$11.59	$299,104
Band 36	9,921.896	11.58	114,896
Band 37	2,859.067	11.56	33,051
Band 38	9,409.876	11.57	108,872
Band 39	6,246.870	11.56	72,214

	54,244.754		$628,137

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	7,600.206	$7.48	$56,850
Band 4	15,169.265	7.39	112,101
Band 5	145,129.602	7.37	1,069,605
Band 6	2,164,619.604	7.34	15,888,308
Band 7	2,459,626.348	7.32	18,004,465
Band 8	434,881.559	7.28	3,165,938
Band 9	104,908.982	7.27	762,688
Band 10	1,407,648.966	7.25	10,205,455
Band 11	681,239.138	7.23	4,925,359
Band 12	678,759.366	7.22	4,900,643
Band 13	1,411,611.947	7.20	10,163,606
Band 14	2,509,631.461	7.16	17,968,961
Band 15	160,034.548	7.15	1,144,247
Band 16	48,883.347	7.11	347,561
Band 17	1,049,459.163	7.10	7,451,160
Band 18	48,404.147	7.08	342,701
Band 19	161,316.206	7.05	1,137,279
Band 20	1,408,556.040	7.18	10,113,432
Band 21	241,147.414	7.13	1,719,381
Band 25	62,390.866	7.51	468,555
Band 26	154.649	12.02	1,859
Band 27	1,414.425	11.99	16,959
Band 28	149.057	11.98	1,786
Band 29	10,623.068	11.98	127,264
Band 30	4,439.208	11.95	53,049
Band 31	1,177.816	11.94	14,063
Band 34	234.478	11.88	2,786
Band 35	25,335.635	7.57	191,791
Band 38	4,273.281	14.11	60,296
Band 39	31.452	14.04	442
Band 41	1,411.002	11.95	16,861
Band 43	901.555	11.92	10,747
Band 44	397.049	11.89	4,721
Band 45	320.310	11.88	3,805
Band 46	164,649.377	10.89	1,793,032
Band 47	19,195.133	10.87	208,651

	15,435,725.670		$112,456,407

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 35	103,794.401	$12.67	$1,315,075
Band 36	5,025.043	12.60	63,316
Band 37	13,357.336	12.55	167,635
Band 38	119,146.099	12.28	1,463,114
Band 39	10,587.666	12.22	129,381
Band 40	2,547.943	12.18	31,034

	254,458.488		$3,169,555

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	8,939.209	$11.91	$106,466
Band 2	27,115.266	11.82	320,502
Band 3	397.291	11.67	4,636
Band 4	92,532.187	11.71	1,083,552
Band 5	145,882.423	11.69	1,705,366
Band 6	3,506,748.167	11.65	40,853,616
Band 7	4,187,264.542	11.63	48,697,887
Band 8	1,037,954.288	11.58	12,019,511
Band 9	250,031.833	11.56	2,890,368
Band 10	3,017,045.791	11.54	34,816,708
Band 11	2,434,132.201	11.52	28,041,203
Band 12	453,905.553	11.50	5,219,914
Band 13	2,290,174.362	11.48	26,291,202
Band 14	3,012,574.724	11.43	34,433,729
Band 15	464,500.394	11.41	5,299,949
Band 16	137,729.145	11.37	1,565,980
Band 17	1,271,535.761	11.35	14,431,931
Band 18	134,888.036	11.33	1,528,281
Band 19	181,271.231	11.29	2,046,552
Band 20	1,965,087.141	11.46	22,519,899
Band 21	176,739.041	11.39	2,013,058
Band 25	40,486.407	11.87	480,574
Band 26	99,175.796	10.13	1,004,651
Band 27	157,184.657	10.11	1,589,137
Band 28	1,841.044	10.10	18,595
Band 29	88,256.439	10.10	891,390
Band 30	58,208.725	10.08	586,744
Band 31	38,901.677	10.06	391,351
Band 32	11,842.292	10.04	118,897
Band 33	1,074.763	10.03	10,780
Band 34	334.449	10.02	3,351
Band 35	207,458.326	11.93	2,474,978
Band 36	48,113.966	11.84	569,669
Band 37	4,476.262	11.78	52,730
Band 38	169,267.298	10.93	1,850,092
Band 39	45,660.843	10.87	496,333
Band 40	16,933.526	10.83	183,390
Band 41	17,931.887	10.08	180,753
Band 42	9,741.578	10.06	98,000
Band 43	28,438.425	10.05	285,806
Band 44	300.702	10.02	3,013
Band 45	460.947	10.01	4,614
Band 46	325,330.033	10.06	3,272,820
Band 47	37,650.651	10.04	378,013

	26,205,519.279		$300,835,991

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Colonial Small Cap Value Fund VS Class B
Contracts in accumulation period:
Band 2	2,046.582	$11.40	$23,331
Band 4	12,301.101	17.48	215,023
Band 5	25,357.777	17.45	442,493
Band 6	3,133,417.233	17.41	54,552,794
Band 7	2,219,860.627	17.38	38,581,178
Band 8	870,781.152	17.34	15,099,345
Band 9	158,295.302	17.31	2,740,092
Band 10	2,694,430.730	17.29	46,586,707
Band 11	917,288.479	17.27	15,841,572
Band 12	467,852.181	17.24	8,065,772
Band 13	1,123,510.476	17.22	19,346,850
Band 14	2,978,690.842	17.17	51,144,122
Band 15	649,072.826	17.15	11,131,599
Band 16	83,116.847	17.10	1,421,298
Band 17	1,937,118.078	17.08	33,085,977
Band 18	25,624.792	17.06	437,159
Band 19	162,864.900	17.01	2,770,332
Band 20	1,875,439.868	17.20	32,257,566
Band 21	142,657.115	17.13	2,443,716
Band 26	47,910.149	11.40	546,176
Band 27	2,730.706	11.38	31,075
Band 28	1,965.042	11.36	22,323
Band 29	101,862.601	11.36	1,157,159
Band 30	34,235.364	11.33	387,887
Band 31	11,596.888	11.32	131,277
Band 32	5,393.279	11.30	60,944
Band 34	1,642.106	11.27	18,507
Band 41	6,102.220	11.34	69,199
Band 42	2,270.693	11.32	25,704
Band 43	8,674.876	11.31	98,113
Band 44	6,225.754	11.28	70,227
Band 45	3,609.748	11.27	40,682
Band 46	874,474.060	10.61	9,278,170
Band 47	72,090.381	10.59	763,437

	20,660,510.775		$348,887,806

Oppenheimer Main Street Small Cap Fund®/VA - Service Class
Contracts in accumulation period:
Band 35	2,470.556	$16.97	$41,925
Band 36	1,918.282	16.95	32,515
Band 37	123.406	16.93	2,089
Band 38	824.788	16.95	13,980

	5,337.032		$90,509

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Admin Class
Contracts in accumulation period:
Band 35	18,256.314	$10.05	$183,476
Band 36	7,578.912	10.04	76,092
Band 37	3,822.818	10.03	38,343
Band 38	4,131.091	10.03	41,435
Band 39	1,270.727	10.02	12,733

	35,059.862		$352,079

PIMCO StocksPLUS® Growth and Income Admin Class
Contracts in accumulation period:
Band 1	393.416	$12.09	$4,756
Band 2	32,215.036	11.90	383,359
Band 3	1,281.415	11.58	14,839
Band 4	86,454.176	11.67	1,008,920
Band 5	114,451.512	11.63	1,331,071
Band 6	2,243,289.860	11.54	25,887,565
Band 7	1,228,776.380	11.49	14,118,641
Band 8	1,697,174.290	11.40	19,347,787
Band 9	263,459.261	11.36	2,992,897
Band 10	500,966.405	11.32	5,670,940
Band 11	2,877,453.573	11.27	32,428,902
Band 12	516,142.090	11.23	5,796,276
Band 13	1,024,177.089	11.18	11,450,300
Band 14	1,220,547.612	11.10	13,548,078
Band 16	5,680.855	10.97	62,319
Band 17	212,809.704	10.92	2,323,882
Band 18	38,070.437	10.88	414,206
Band 19	65,319.505	10.80	705,451
Band 20	208,067.487	11.14	2,317,872
Band 21	52,583.469	11.01	578,944
Band 25	8,161.920	11.99	97,861

	12,397,475.492		$140,484,866

Pioneer Equity-Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	134,597.759	$12.12	$1,631,325
Band 36	30,986.249	12.03	372,765
Band 37	9,715.327	11.95	116,098
Band 38	59,289.326	13.62	807,521
Band 39	31,852.381	13.55	431,600
Band 40	5,174.305	13.50	69,853

	271,615.347		$3,429,162

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Small Company VCT Portfolio - Class II
Contracts in accumulation period:
Band 4	17,500.671	$11.93	$208,783
Band 7	3,790.015	10.79	40,894
Band 9	64,699.028	10.72	693,574
Band 10	14,342.963	10.73	153,900
Band 13	18,076.269	10.62	191,970
Band 15	38,299.336	10.55	404,058
Band 19	6,310.803	10.62	67,021
Band 20	6,005.944	10.69	64,204
Band 21	17,893.295	10.66	190,743
Band 26	78,273.779	11.04	864,143
Band 27	58,670.158	10.89	638,918
Band 28	6,655.884	10.82	72,017
Band 29	122,538.180	10.79	1,322,187
Band 30	61,124.285	10.65	650,974
Band 31	71,438.387	10.58	755,818
Band 32	21,002.164	10.44	219,263
Band 33	6,569.378	10.34	67,927
Band 34	17,292.963	10.27	177,599
Band 41	4,187.067	11.79	49,366
Band 42	1,315.267	11.74	15,441
Band 43	8,725.668	11.70	102,090
Band 44	2,291.298	10.91	24,998
Band 45	2,043.682	10.75	21,970

	649,046.484		$6,997,858

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Bull
Contracts in accumulation period:
Band 2	5,377.252	$9.15	$49,202
Band 4	18,381.702	9.04	166,171
Band 5	30,093.711	9.02	271,445
Band 6	939,624.847	8.98	8,437,831
Band 7	2,472,450.697	8.95	22,128,434
Band 8	372,890.579	8.91	3,322,455
Band 9	87,304.846	8.89	776,140
Band 10	276,280.423	8.87	2,450,607
Band 11	413,814.139	8.85	3,662,255
Band 12	304,921.682	8.83	2,692,458
Band 13	743,586.014	8.81	6,550,993
Band 14	1,504,578.433	8.76	13,180,107
Band 15	45,664.759	8.74	399,110
Band 16	162,382.608	8.70	1,412,729
Band 17	226,832.406	8.68	1,968,905
Band 18	39,893.747	8.66	345,480
Band 19	58,257.621	8.62	502,181
Band 20	503,432.312	8.79	4,425,170
Band 21	29,253.797	8.72	255,093
Band 25	17,836.452	9.19	163,917
Band 26	4,856.917	9.17	44,538
Band 27	1,273.003	9.04	11,508
Band 28	3,289.536	8.97	29,507
Band 29	48,020.495	8.95	429,783
Band 30	5,893.942	8.83	52,044
Band 31	22,903.787	8.76	200,637
Band 32	2,171.005	8.64	18,757
Band 33	8,367.457	8.56	71,625
Band 34	3,283.713	8.50	27,912
Band 41	2,541.610	11.82	30,042
Band 43	3,147.480	11.72	36,888
Band 45	26.210	10.60	278
Band 46	20,851.633	10.15	211,644

	8,379,484.815		$74,325,846

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 2	3,169.294	$10.13	$32,105
Band 4	2,689.657	10.02	26,950
Band 5	24,845.161	9.99	248,203
Band 6	492,243.456	9.94	4,892,900
Band 7	603,120.610	9.92	5,982,956
Band 8	126,063.462	9.87	1,244,246
Band 9	69,529.315	9.85	684,864
Band 10	204,700.771	9.83	2,012,209
Band 11	242,494.888	9.80	2,376,450
Band 12	186,918.847	9.78	1,828,066
Band 13	237,235.191	9.76	2,315,415
Band 14	593,071.201	9.71	5,758,721
Band 15	97,624.496	9.69	945,981
Band 16	182,451.921	9.64	1,758,837
Band 17	257,430.928	9.62	2,476,486
Band 18	2,297.449	9.60	22,056
Band 19	41,281.925	9.55	394,242
Band 20	242,500.668	9.73	2,359,532
Band 21	41,162.143	9.66	397,626
Band 25	546.907	10.18	5,568
Band 26	10,342.341	10.16	105,078
Band 27	244.749	10.01	2,450
Band 28	4,229.732	9.94	42,044
Band 29	30,722.427	9.92	304,766
Band 30	5,031.470	9.78	49,208
Band 31	7,231.958	9.71	70,222
Band 32	1,571.610	9.58	15,056
Band 33	11,884.400	9.49	112,783
Band 34	6,507.943	9.42	61,305
Band 41	960.333	14.43	13,858
Band 42	2,627.556	14.36	37,732
Band 43	2,711.660	14.31	38,804
Band 45	12,193.951	11.34	138,279
Band 46	51,656.193	10.64	549,622
Band 47	7,101.557	10.62	75,419

	3,806,396.170		$37,380,039

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	5,023.045	$7.54	$37,874
Band 4	29,959.505	7.50	224,696
Band 5	7,351.534	7.49	55,063
Band 6	1,016,830.904	7.47	7,595,727
Band 7	766,102.954	7.46	5,715,128
Band 8	351,389.745	7.45	2,617,854
Band 9	84,051.763	7.44	625,345
Band 10	692,647.778	7.43	5,146,373
Band 11	438,175.442	7.42	3,251,262
Band 12	193,951.513	7.41	1,437,181
Band 13	425,289.791	7.40	3,147,144
Band 14	889,752.014	7.39	6,575,267
Band 15	137,056.957	7.38	1,011,480
Band 16	36,060.607	7.36	265,406
Band 17	452,259.279	7.35	3,324,106
Band 18	11,495.454	7.34	84,377
Band 19	57,652.195	7.32	422,014
Band 20	581,868.892	7.39	4,300,011
Band 21	100,887.482	7.37	743,541
Band 26	51,285.134	7.55	387,203
Band 27	14,804.259	7.50	111,032
Band 28	2,065.684	7.47	15,431
Band 29	143,669.438	7.46	1,071,774
Band 30	45,831.704	7.41	339,613
Band 31	35,266.878	7.39	260,622
Band 32	20,789.111	7.33	152,384
Band 33	2,091.611	7.30	15,269
Band 34	5,308.651	7.27	38,594
Band 41	22,286.901	7.41	165,146
Band 42	13,818.369	7.38	101,980
Band 43	12,069.939	7.35	88,714
Band 44	2,659.446	7.75	20,611
Band 45	10,170.548	7.77	79,025
Band 46	122,680.460	9.02	1,106,578
Band 47	9,300.563	9.01	83,798

	6,791,905.550		$50,617,623

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Small-Cap
Contracts in accumulation period:
Band 2	2,375.171	$12.07	$28,668
Band 3	571.402	11.87	6,783
Band 4	29,977.366	11.93	357,630
Band 5	57,122.236	11.90	679,755
Band 6	1,551,352.837	11.84	18,368,018
Band 7	1,777,421.076	11.82	21,009,117
Band 8	298,518.495	11.76	3,510,578
Band 9	143,456.231	11.73	1,682,742
Band 10	773,522.439	11.71	9,057,948
Band 11	574,594.794	11.68	6,711,267
Band 12	344,929.641	11.65	4,018,430
Band 13	639,750.991	11.62	7,433,907
Band 14	1,611,013.176	11.57	18,639,422
Band 15	103,116.827	11.54	1,189,968
Band 16	146,069.197	11.48	1,676,874
Band 17	504,295.967	11.46	5,779,232
Band 18	50,790.950	11.43	580,541
Band 19	117,206.342	11.38	1,333,808
Band 20	718,991.718	11.59	8,333,114
Band 21	81,368.601	11.51	936,553
Band 25	15,323.200	12.13	185,870
Band 26	25,095.790	12.10	303,659
Band 27	8,050.516	11.93	96,043
Band 28	2,806.769	11.84	33,232
Band 29	78,529.590	11.82	928,220
Band 30	62,081.464	11.65	723,249
Band 31	34,865.655	11.57	403,396
Band 32	9,710.497	11.41	110,797
Band 33	7,875.615	11.30	88,994
Band 34	14,413.329	11.22	161,718
Band 41	5,958.191	12.83	76,444
Band 42	1,194.753	12.77	15,257
Band 43	15,037.010	12.72	191,271
Band 44	10,485.990	11.35	119,016
Band 45	11,756.136	11.14	130,963
Band 46	109,332.849	10.24	1,119,568
Band 47	45,317.100	10.22	463,141

	9,984,279.911		$116,485,193

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Putnam VT International Growth and Income Fund - Class IB Shares
Contracts in accumulation period:
Band 4	119.936	$16.13	$1,935
Band 7	1,646.872	14.66	24,143
Band 9	8,900.386	14.56	129,590
Band 13	4,761.480	14.43	68,708
Band 15	13,665.361	14.33	195,825
Band 26	60,085.614	14.99	900,683
Band 27	19,794.288	14.79	292,758
Band 28	5,207.315	14.69	76,495
Band 29	53,526.448	14.65	784,162
Band 30	16,225.547	14.46	234,621
Band 31	23,199.451	14.36	333,144
Band 32	13,388.613	14.17	189,717
Band 33	2,147.380	14.04	30,149
Band 34	4,458.905	13.95	62,202
Band 43	3,044.332	15.81	48,131

	230,171.928		$3,372,263

Liberty Asset Allocation Fund Var. Series Class A
Contracts in accumulation period:
Band 6	7,246.395	$13.66	$98,986
Band 7	19,835.725	13.64	270,559
Band 8	3,320.624	13.60	45,160
Band 9	4,196.941	13.58	56,994
Band 11	1,006.855	13.55	13,643
Band 13	2,773.245	13.51	37,467
Band 14	49.042	13.47	661

	38,428.827		$523,470

Liberty Federal Securities Fund Var. Series Class A
Contracts in accumulation period:
Band 6	3,488.222	$10.48	$36,557
Band 7	2,590.472	10.47	27,122
Band 11	233.949	10.40	2,433
Band 13	1,848.350	10.37	19,167

	8,160.993		$85,279

Liberty Small Company Growth Fund Var. Series Class A
Contracts in accumulation period:
Band 6	1,432.184	$16.68	$23,889
Band 7	885.322	16.66	14,749
Band 8	1,232.407	16.61	20,470
Band 13	1,142.436	16.50	18,850

	4,692.349		$77,958

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Smith Barney High Income
Contracts in accumulation period:
Band 22	144.088	$15.88	$2,288
Band 23	11,710.591	15.63	183,037

	11,854.679		$185,325

Smith Barney International All Cap Growth
Contracts in accumulation period:
Band 22	157.762	$14.42	$2,275
Band 23	10,011.206	14.19	142,059

	10,168.968		$144,334

Smith Barney Large Cap Value SB
Contracts in accumulation period:
Band 22	221.502	$20.64	$4,572
Band 23	14,636.025	20.31	297,258

	14,857.527		$301,830

Smith Barney Money Market SB
Contracts in accumulation period:
Band 23	1,901.028	$12.54	$23,839

	1,901.028		$23,839

Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	28,951.230	$11.77	$340,756
Band 10	159,975.206	11.71	1,873,310
Band 14	47,269.577	11.64	550,218
Band 15	281.926	11.63	3,279
Band 17	31,070.877	11.59	360,111
Band 20	1,172.218	11.65	13,656
Band 21	583.241	11.61	6,771
Band 46	15,567.478	10.34	160,968

	284,871.753		$3,309,069

Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 6	1,929.901	$11.99	$23,140
Band 10	19,221.578	11.92	229,121
Band 14	15,892.495	11.85	188,326
Band 15	2,288.129	11.84	27,091
Band 17	4,271.469	11.80	50,403
Band 21	843.832	11.83	9,983
Band 46	3,935.907	10.22	40,225

	48,383.311		$568,289

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	19,076.172	$12.17	$232,157
Band 14	15,746.482	12.11	190,690
Band 17	37,593.202	12.05	452,998
Band 20	8,472.735	12.12	102,690
Band 46	2,698.963	10.44	28,177

	83,587.554		$1,006,712

Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	2,062.783	$10.90	$22,484
Band 10	95,850.572	10.84	1,039,020
Band 14	42,503.793	10.78	458,191
Band 15	12,421.926	10.77	133,784
Band 17	95,072.106	10.73	1,020,124
Band 20	10,408.760	10.79	112,311
Band 21	432.739	10.75	4,652
Band 46	30,609.682	10.39	318,035

	289,362.361		$3,108,601

Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	7,303.052	$9.96	$72,738
Band 14	18,524.264	9.91	183,575
Band 17	345.215	9.86	3,404
Band 46	52,273.481	10.03	524,303

	78,446.012		$784,020

Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	2,325.307	$12.52	$29,113
Band 10	25,685.335	12.45	319,782
Band 14	13,062.989	12.38	161,720
Band 17	19,729.286	12.32	243,065
Band 20	1,851.575	12.39	22,941
Band 46	475.113	10.82	5,141

	63,129.605		$781,762

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	31,618.260	$10.48	$331,359
Band 10	47,105.732	10.43	491,313
Band 14	28,961.125	10.37	300,327
Band 15	2,000.971	10.36	20,730
Band 17	11,367.240	10.32	117,310
Band 20	275.024	10.38	2,855
Band 46	12,839.080	9.96	127,877

	134,167.432		$1,391,771

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Bands	Products

Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130
Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet(post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus- 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities -5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

Band 9

Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution(post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access 160, ING GoldenSelect Premium Plus 160

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Bands	Products

Band 10

ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard, Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165, ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus 165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo ING Opportunities Variable Annuity 165

Band 11

Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max5.5 (post January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post 2000), ING Golden Select Premium Plus - Max 5.5(post January 2000), ING Golden Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity 170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170, Wells Fargo ING Opportunities Variable Annuity 170

Band 12

ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7(post January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution, ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus 175

Band 13

ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity180, ING GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180, ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180, Wells Fargo ING Landmark Variable Annuity 180

Band 14

Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post 2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly, ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney), Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Bands	Products

Band 15

ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195, ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max5.5, ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable195, ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity195, Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195, ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity 195

Band 16

ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect Access 205, ING GoldenSelect Legends 205

Band 17

ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends – Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity, Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210

Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable Annuity 225, ING GoldenSelect Access 225
Band 20

ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity185, Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7, ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity 185

Band 21

ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity 200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable Annuity 200, Wells Fargo ING Landmark Variable Annuity 200

Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite 140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Bands	Products

Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity 220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity 240
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III,
Band 44	ING SmartDesign Advantage Variable Annuity 245,
Band 45	ING SmartDesign Advantage Variable Annuity 260,
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity200

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003 2002 and 2001 follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2005	4,687	$9.96 to $11.86	$53,911	1.11%	0.95% to 2.60%	-3.68% to -2.15%
2004	4,713	$10.86 to $12.18	55,920	0.37	0.95% to 2.60%	10.48% to 12.33%
2003	3,232	$10.50 to $10.91	34,410	—	0.95% to 2.55%	25.45% to 27.42%
2002	724	$8.39 to $8.47	6,097	(b)	0.95% to 2.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Columbia Large Cap Growth Fund VS Class A
2005	49	$10.48 to $10.53	515	(e)	1.40% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2005	20,525	$11.89 to $15.29	267,908	0.04	0.75% to 2.60%	13.64% to 15.83%
2004	3,777	$10.75 to $13.24	46,859	0.15	0.75% to 2.60%	12.23% to 14.31%
2003	1,945	$10.63 to $11.62	21,313	0.13	0.75% to 2.55%	25.06% to 27.26%
2002	513	$8.50 to $8.73	4,438	0.37	0.75% to 2.55%	-12.19% to -10.28%
2001	122	$9.68 to $9.73	1,183	(a)	0.95% to 1.90%	(a)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2005	24,383	$10.48 to $13.50	276,545	1.36	0.75% to 2.60%	2.87% to 4.79%
2004	22,427	$10.58 to $12.92	245,414	1.17	0.75% to 2.60%	8.40% to 10.83%
2003	14,541	$9.76 to $11.73	145,256	0.47	0.75% to 2.55%	26.75% to 29.08%
2002	3,054	$7.70 to $7.91	23,851	1.09	0.75% to 2.55%	-18.95% to -17.69%
2001	203	$9.55 to $9.61	1,949	(a)	0.95% to 2.20%	(a)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP Growth Portfolio - Service Class 2
2005	23,642	$8.36 to $12.42	$205,956	0.29%	0.75% to 2.60%	2.68% to 4.73%
2004	28,601	$8.13 to $11.89	239,959	0.13	0.75% to 2.60%	0.49% to 2.36%
2003	22,435	$8.09 to $11.65	185,642	0.03	0.75% to 2.55%	29.23% to 31.57%
2002	3,655	$6.26 to $6.43	23,212	0.02	0.90% to 2.55%	-32.32% to -30.79%
2001	75	$9.25 to $9.29	693	(a)	0.95% to 1.90%	(a)
Fidelity® VIP Overseas Portfolio - Service Class 2
2005	28	$14.64 to $16.63	450	0.22	0.75% to 1.35%	17.13% to 17.95%
2004	33	$12.59 to $14.14	458	0.76	0.75% to 1.35%	12.22% to 12.41%
2003	69	$11.20 to $12.60	860	—	0.75% to 1.00%	41.95%
2002	1	$7.89	9	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Franklin Small Cap Value Securities Fund - Class 2
2005	152	$15.41 to $16.08	2,400	0.59	0.75% to 1.35%	7.34% to 7.94%
2004	69	$14.39 to $14.94	1,018	0.16	0.75% to 1.35%	22.57% to 22.82%
2003	20	$11.74 to $11.79	236	—	0.75% to 0.95%	30.88% to 31.15%
2002	2	$8.97 to $8.99	17	(b)	0.75% to 0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Appreciation Portfolio
2005	25	$18.81 to $19.08	473	0.73	1.25% to 1.40%	2.84% to 2.97%
2004	34	$18.29 to $18.53	626	1.09	1.25% to 1.40%	7.27% to 7.42%
2003	39	$17.05 to $17.25	663	0.64	1.25% to 1.40%	22.84% to 23.04%
2002	42	$13.88 to $14.02	589	1.50	1.25% to 1.40%	-18.69% to -18.58%
2001	42	$17.07 to $17.22	723	1.15	1.25% to 1.40%	-5.32% to -5.18%
ING GET Fund - Series N
2005	1,418	$10.02 to $10.47	14,454	3.83	1.45% to 2.40%	-0.40% to 0.67%
2004	1,733	$10.06 to $10.40	17,679	3.46	1.45% to 2.40%	-0.79% to 0.19%
2003	2,282	$10.14 to $10.38	23,357	2.73	1.45% to 2.40%	1.81% to 2.77%
2002	2,862	$9.96 to $10.10	28,661	1.35	0.95% to 1.90%	-2.73% to -1.75%
2001	3,009	$10.24 to $10.28	30,868	(a)	0.95% to 1.90%	—

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series P
2005	6,663	$9.81 to $10.24	$66,548	3.71%	1.45% to 2.45%	-1.11% to -0.19%
2004	8,449	$9.92 to $10.26	84,983	3.57	1.45% to 2.45%	-1.00% to 0.00%
2003	10,880	$9.89 to $10.26	110,101	2.58	1.45% to 3.05%	0.82% to 2.40%
2002	14,328	$9.81 to $10.02	143,846	0.07	0.75% to 2.55%	-1.80% to -0.20%
2001	15,276	$9.99 to $10.04	153,045	(a)	0.95% to 2.55%	(a)
ING GET Fund - Series Q
2005	7,851	$10.00 to $10.52	80,727	3.83	1.45% to 2.70%	-1.19% to 0.10%
2004	10,392	$10.01 to $10.58	107,135	3.52	1.25% to 3.05%	-1.18% to 0.67%
2003	12,692	$10.13 to $10.51	131,095	—	1.25% to 3.05%	2.01% to 3.85%
2002	16,855	$9.93 to $10.12	169,029	2.51	0.75% to 2.55%	-0.70% to 1.20%
2001	190	$10.00	1,904	(a)	0.95% to 1.90%	(a)
ING GET Fund - Series R
2005	7,932	$10.12 to $10.84	83,419	3.34	1.25% to 3.05%	-1.36% to 0.37%
2004	10,766	$10.26 to $10.80	113,390	3.15	1.25% to 3.05%	-0.39% to 1.50%
2003	12,873	$10.30 to $10.64	134,755	0.01	1.25 % to 3.05%	2.90% to 4.72%
2002	16,911	$10.01 to $10.16	170,526	(b)	0.75% to 2.55%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2005	9,254	$10.08 to $10.75	96,724	2.65	1.25% to 3.05%	-1.18% to 0.56%
2004	12,848	$10.20 to $10.69	134,146	2.60	1.25% to 3.05%	-0.39% to 1.42%
2003	15,576	$10.24 to $10.54	161,820	0.09	1.25% to 3.05%	2.61% to 4.56%
2002	21,867	$9.98 to $10.08	219,270	(b)	0.75% to 2.55%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series T
2005	9,999	$10.11 to $10.73	104,417	2.74	1.25% to 3.05%	-1.46% to 0.28%
2004	13,033	$10.26 to $10.70	136,447	2.76	1.25% to 3.05%	-0.48% to 1.33%
2003	15,618	$10.31 to $10.56	162,882	0.13	1.25% to 3.05%	2.69% to 4.55%
2002	23,643	$10.04 to $10.10	237,948	(b)	0.75% to 2.55%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series U
2005	11,149	$10.28 to $10.86	$117,807	2.19%	1.25% to 3.05%	-1.63% to 0.09%
2004	13,476	$10.45 to $10.85	143,398	1.90	1.25% to 3.05%	0.29% to 2.17%
2003	16,063	$10.42 to $10.62	168,926	—	1.25% to 3.05%	4.30% to 6.20%
2002	105	$9.99 to $10.00	1,048	(b)	0.75% to 2.20%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series V
2005	18,502	$9.36 to $9.85	177,886	1.95	1.25% to 3.05%	-2.19% to -0.40%
2004	23,741	$9.57 to $9.89	231,030	1.01	1.25% to 3.05%	-0.73% to 1.12%
2003	33,567	$9.64 to $9.78	325,984	(c)	1.25% to 3.05%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	23,276	$10.58 to $21.90	465,921	—	0.80% to 2.60%	4.46% to 6.00%
2004	26,948	$18.17 to $20.66	517,014	—	0.80% to 2.25%	16.85% to 18.53%
2003	28,328	$15.55 to $17.43	462,824	—	0.80% to 2.25%	63.34% to 65.68%
2002	24,777	$9.52 to $10.52	246,769	—	0.80% to 2.25%	-31.66% to -30.56%
2001	27,303	$13.93 to $15.15	395,434	—	0.80% to 2.25%	-15.42% to -14.46%
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
2005	986	$10.58 to $21.29	17,341	—	1.40% to 2.20%	4.45% to 5.14%
2004	680	$10.78 to $20.25	12,840	—	1.40% to 2.10%	17.19% to 17.66%
2003	270	$17.10 to $17.21	4,624	—	1.40% to 1.85%	63.64% to 64.53%
2002	14	$10.45 to $10.46	148	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth Portfolio
2005	113,508	$10.57 to $13.69	1,516,773	—	0.75% to 2.60%	12.69% to 14.48%
2004	72,179	$10.64 to $11.96	854,063	0.01	0.95% to 2.60%	9.04% to 10.84%
2003	12,298	$10.73 to $10.79	132,320	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING American Funds Growth-Income Portfolio
2005	84,695	$10.10 to $12.48	$1,031,247	0.35%	0.75% to 2.60%	2.55% to 4.26%
2004	55,830	$10.60 to $11.97	661,150	0.16	0.95% to 2.60%	6.94% to 8.72%
2003	9,106	$10.95 to $11.01	99,959	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds International Portfolio
2005	43,010	$10.99 to $16.38	683,490	0.49	0.75% to 2.60%	17.83% to 19.82%
2004	23,418	$11.16 to $13.67	316,864	0.22	0.95% to 2.60%	15.64% to 17.45%
2003	3,906	$11.57 to $11.64	45,340	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
2005	24,982	$10.00 to $20.60	455,371	0.17	0.50% to 2.55%	-3.25% to -1.48%
2004	28,547	$17.83 to $20.91	538,021	0.19	0.50% to 2.25%	5.07% to 6.96%
2003	30,090	$16.97 to $19.55	537,286	0.15	0.50% to 2.25%	37.19% to 39.64%
2002	26,339	$12.37 to $14.00	341,146	0.12	0.80% to 2.25%	-27.11% to –25.80%
2001	27,165	$16.97 to $18.87	480,513	0.13	0.50% to 2.25%	-3.40% to -1.97%
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
2005	711	$9.88 to $13.86	9,138	0.16	1.40% to 2.20%	-3.33% to -2.60%
2004	582	$10.22 to $14.23	7,939	0.38	1.40% to 2.10%	5.31% to 5.80%
2003	310	$13.37 to $13.45	4,148	0.18	1.40% to 1.85%	37.55% to 38.23%
2002	33	$9.72 to $9.73	321	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Capital Guardian U.S. Equities Portfolio - Service Class
2005	53,019	$10.48 to $12.08	595,801	0.43	0.50% to 2.40%	3.82% to 5.59%
2004	60,199	$10.48 to $11.44	648,655	0.19	0.50% to 2.25%	6.83% to 8.75%
2003	55,938	$9.81 to $10.52	561,288	0.05	0.50% to 2.25%	33.65% to 36.09%
2002	39,602	$7.34 to $7.73	295,688	0.25	0.50% to 2.25%	-25.48% to -24.22%
2001	27,628	$9.85 to $10.20	275,489	0.25	0.50% to 2.25%	-5.43% to -4.44%

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
2005	746	$10.48 to $15.54	$10,963	0.36%	1.40% to 2.20%	3.91% to 4.65%
2004	692	$10.48 to $14.85	10,041	0.23	1.40% to 2.10%	7.07% to 7.53%
2003	495	$13.72 to $13.81	6,805	—	1.40% to 1.85%	33.85% to 34.47%
2002	32	$10.25 to $10.27	333	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Eagle Asset Capital Appreciation Portfolio - Service Class
2005	9,188	$9.96 to $22.14	184,227	1.19	0.80% to 2.60%	-2.26% to -0.54%
2004	10,891	$11.05 to $22.26	223,247	0.90	1.40% to 1.85%	11.94% to 13.98%
2003	11,683	$16.67 to $19.53	212,149	0.22	0.80% to 2.55%	22.12% to 24.24%
2002	11,740	$13.65 to $15.72	173,239	0.69	0.80% to 2.55%	-20.82% to -17.70%
2001	10,991	$17.24 to $19.10	199,039	0.85	0.80% to 2.25%	-6.21% to -5.21%
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class
2005	249	$9.97 to $13.26	3,066	1.25	1.40% to 2.20%	-1.73% to -1.27%
2004	143	$13.29 to $13.43	1,905	1.23	0.80% to 2.60%	12.63% to 13.14%
2003	86	$11.80 to $11.87	1,022	0.18	1.40% to 1.85%	22.79% to 23.26%
2002	11	$9.61 to $9.63	107	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Health Sciences Portfolio - Class S
2005	14,969	$10.26 to $10.96	160,600	0.01	0.80% to 2.60%	7.63% to 9.37%
2004	2,972	$9.82 to $9.94	29,371	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Omega Portfolio - Class A
2005	91	$10.22 to $10.72	961	—	1.40% to 2.20%	1.63% to 2.29%
2004	30	$10.43 to $10.48	317	(d)	1.40% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Evergreen Omega Portfolio - Service Class
2005	748	$10.22 to $11.34	$7,994	—%	0.75% to 2.60%	1.72% to 2.95%
2004	290	$10.42 to $10.52	3,037	(d)	0.95% to 2.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	43,185	$10.18 to $13.79	569,837	—	0.80% to 2.60%	14.35% to 15.88%
2004	21,954	$11.22 to $11.90	252,365	0.13	0.90% to 2.25%	21.30% to 22.93%
2003	17,427	$9.25 to $9.68	164,205	—	0.90% to 2.25%	30.47% to 32.42%
2002	12,695	$7.09 to $7.31	91,159	0.29	0.90% to 2.25%	-21.13% to -20.11%
2001	6,381	$8.99 to $9.15	57,814	0.48	0.90% to 2.25%	-8.41% to -7.79%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2005	1,777	$11.76 to $17.51	28,369	—	1.40% to 2.20%	14.30% to 15.12%
2004	666	$11.82 to $15.21	9,744	0.22	1.40% to 2.10%	21.57% to 22.07%
2003	303	$12.38 to $12.46	3,754	—	1.40% to 1.85%	30.73% to 31.43%
2002	23	$9.47 to $9.48	220	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Earnings Growth Portfolio - Service Class
2005	880	$10.44 to $10.56	9,242	(e)	0.95% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Earnings Growth Portfolio - Service 2 Class
2005	1	$10.48 to $10.49	16	(e)	1.85% to 1.95%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Global Resources Portfolio - Service Class
2005	13,480	$13.27 to $33.26	$373,920	0.72%	0.80% to 2.60%	34.63% to 36.65%
2004	8,900	$19.26 to $24.34	187,945	0.95	0.80% to 2.25%	4.05% to 5.55%
2003	6,911	$18.51 to $23.06	140,016	0.37	0.80% to 2.25%	48.79% to 51.02%
2002	4,986	$12.44 to $15.93	67,753	0.68	0.50% to 2.25%	-1.50% to 4.32%
2001	2,395	$12.63 to $15.27	33,209	—	0.80% to 2.25%	-13.82% to -12.84%
ING Global Resources Portfolio - Service 2 Class
2005	1,203	$13.95 to $20.95	22,547	0.75	1.40% to 2.20%	34.72% to 35.69%
2004	688	$10.54 to $15.44	10,189	1.36	1.40% to 2.10%	4.26% to 4.75%
2003	207	$14.66 to $14.74	3,037	0.45	1.40% to 1.85%	49.29% to 49.95%
2002	10	$9.82 to $9.83	97	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Goldman Sachs TollkeeperSM Portfolio - Service Class
2005	10,325	$6.85 to $11.46	73,104	—	0.90% to 2.60%	-0.44% to 0.97%
2004	9,719	$6.88 to $7.24	68,251	—	0.90% to 2.25%	9.03% to 10.53%
2003	8,371	$6.31 to $6.55	53,622	—	0.90% to 2.25%	37.77% to 39.66%
2002	2,769	$4.58 to $4.69	12,802	—	0.90% to 2.25%	-39.50% to -38.61%
2001	709	$7.57 to $7.64	5,389	(a)	0.90% to 2.25%	(a)
ING Goldman Sachs TollkeeperSM Portfolio - Service 2 Class
2005	395	$10.15 to $15.93	5,748	—	1.40% to 2.20%	-0.36% to 0.38%
2004	283	$11.16 to $15.87	4,337	—	1.40% to 2.10%	9.26% to 9.75%
2003	180	$14.37 to $14.46	2,595	—	1.40% to 1.85%	38.17% to 38.77%
2002	5	$10.40 to $10.42	53	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING International Portfolio - Service Class
2005	14,319	$10.59 to $12.10	160,706	2.39	0.90% to 2.35%	8.06% to 9.50%
2004	17,199	$9.80 to $11.15	177,640	0.92	0.80% to 2.25%	14.09% to 15.78%
2003	17,997	$8.59 to $9.63	162,082	0.25	0.80% to 2.25%	26.32% to 28.23%
2002	16,969	$6.80 to $7.46	120,477	0.75	0.90% to 2.25%	-18.76% to -16.93%
2001	16,734	$8.37 to $8.98	144,061	—	0.90% to 2.10%	-24.87% to -22.18%

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING International Portfolio - Service 2 Class
2005	673	$11.16 to $15.58	$10,090	2.55%	1.40% to 2.20%	8.00% to 8.72%
2004	646	$11.37 to $14.33	9,037	1.23	1.40% to 2.10%	14.35% to 14.92%
2003	401	$12.40 to $12.47	4,980	0.31	1.40% to 1.85%	26.66% to 27.24%
2002	26	$9.79 to $9.80	254	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Janus Contrarian Portfolio - Service Class
2005	6,969	$11.34 to $13.19	81,462	0.06	0.90% to 2.60%	12.73% to 14.58%
2004	6,384	$10.03 to $11.52	65,678	—	0.90% to 2.55%	14.50% to 16.05%
2003	6,039	$8.76 to $9.16	53,911	—	0.90% to 2.25%	46.98% to 48.94%
2002	3,609	$5.96 to $6.15	21,794	—	0.90% to 2.25%	-27.58% to -26.61%
2001	2,932	$8.23 to $8.38	24,325	0.37	0.90% to 2.25%	-6.87% to -6.19%
ING Janus Contrarian Portfolio - Service 2 Class
2005	225	$11.57 to $18.72	3,755	0.07	1.40% to 2.20%	13.00% to 13.80%
2004	136	$11.31 to $16.45	2,177	—	1.40% to 2.10%	14.73% to 15.28%
2003	56	$14.91 to $14.27	801	—	1.40% to 1.85%	47.51% to 48.18%
2002	6	$9.62 to $9.63	56	(b)	1.40% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2005	1,054	$14.00 to $21.55	19,778	0.08	1.40% to 2.20%	31.71% to 32.62%
2004	467	$11.10 to $16.25	7,217	0.63	1.40% to 2.10%	15.52% to 16.07%
2003	140	$13.92 to $14.00	1,956	0.20	1.40% to 1.85%	43.51% to 44.18%
2002	8	$9.70 to $9.71	79	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	22,412	$13.00 to $14.59	305,326	0.07	0.80% to 2.60%	31.85% to 33.73%
2004	14,735	$9.86 to $10.91	151,706	0.38	0.80% to 2.25%	15.05% to 16.81%
2003	12,265	$8.57 to $9.34	109,258	0.21	0.80% to 2.25%	43.31% to 45.48%
2002	9,702	$5.98 to $6.42	60,000	—	0.80% to 2.25%	-12.70% to -11.45%
2001	10,141	$6.85 to $7.25	71,466	1.18	0.80% to 2.25%	-7.10% to -5.97%

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	13,753	$10.36 to $13.89	$177,486	—%	0.80% to 2.60%	-13.35% to 1.91%
2004	11,640	$13.63	158,627	—	0.80% to 2.60%	23.68% to 23.89%
2003	6,338	$10.18 to $11.02	65,484	—	0.80% to 2.55%	30.85% to 33.12%
2002	1,212	$7.79 to $7.87	9,490	(b)	0.90% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Small Cap Equity Portfolio - Service 2 Class
2005	3,144	$10.35 to $15.86	45,409	—	1.40% to 2.20%	1.34% to 2.12%
2004	2,183	$11.93 to $15.53	32,610	—	1.40% to 2.10%	23.45% to 24.04%
2003	889	$12.45 to $12.52	11,088	—	1.40% to 1.85%	31.33% to 31.93%
2002	54	$9.48 to $9.49	511	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	3,843	$10.55 to $10.67	40,813	(e)	0.95% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
2005	81	$10.57 to $10.63	864	(e)	1.40% to 2.20%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Service Class
2005	25,762	$11.80 to $15.36	356,543	0.07	0.80% to 2.60%	12.41% to 14.30%
2004	15,131	$11.44 to $13.55	185,592	0.07	0.90% to 2.60%	14.85% to 16.87%
2003	3,272	$10.44 to $11.69	34,644	0.99	0.90% to 2.55%	27.94% to 30.06%
2002	608	$8.17 to $8.25	4,990	(b)	0.90% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Julius Baer Foreign Portfolio - Service 2 Class
2005	2,592	$11.79 to $16.60	$39,182	0.04%	1.40% to 2.20%	12.64% to 13.54%
2004	1,245	$11.47 to $14.62	17,516	0.03	1.40% to 2.10%	15.58% to 16.04%
2003	203	$12.52 to $12.60	2,550	1.03	1.40% to 1.85%	28.54% to 29.10%
2002	17	$9.74 to $9.76	165	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Service Class
2005	40,447	$9.40 to $12.60	399,134	—	0.75% to 2.60%	3.24% to 5.12%
2004	30,531	$9.10 to $12.10	288,326	0.14	0.90% to 2.60%	10.98% to 12.82%
2003	26,637	$8.20 to $10.81	224,722	0.03	0.90% to 2.55%	19.36% to 21.49%
2002	18,616	$6.87 to $7.13	130,345	0.45	0.90% to 2.55%	-21.75% to -20.16%
2001	10,487	$8.78 to $8.93	92,720	1.02	0.90% to 2.25%	-11.18% to -10.34%
ING Legg Mason Value Portfolio - Service 2 Class
2005	2,121	$10.65 to $13.71	27,151	—	1.40% to 2.20%	3.59% to 4.34%
2004	1,086	$11.15 to $13.14	13,915	0.20	1.40% to 2.10%	11.58% to 12.03%
2003	616	$11.66 to $11.73	7,195	—	1.40% to 1.85%	20.06% to 20.58%
2002	60	$9.71 to $9.73	587	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
2005	56,804	$10.82 to $12.06	672,396	0.08	0.95% to 2.60%	5.01% to 6.73%
2004	19,102	$11.17 to $11.30	214,566	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service 1 Class
2005	118,288	$10.67 to $11.83	1,373,807	0.33	0.95% to 2.60%	4.07% to 5.82%
2004	42,766	$11.05 to $11.18	475,452	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
2005	109,586	$10.52 to $11.53	$1,239,629	0.62%	0.95% to 2.60%	3.03% to 4.82%
2004	41,489	$10.88 to $11.00	453,887	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service 1 Class
2005	46,302	$10.43 to $11.33	515,732	0.84	0.95% to 2.60%	2.61% to 4.33%
2004	19,609	$10.74 to $10.86	211,827	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2005	13,640	$17.66 to $23.84	269,644	4.59	0.50% to 2.25%	-0.67% to 1.10%
2004	18,084	$17.78 to $23.58	357,305	4.19	0.50% to 2.25%	-0.89% to -0.90%
2003	27,037	$17.94 to $23.37	534,954	0.74	0.50% to 2.25%	0.56% to 2.32%
2002	28,506	$17.84 to $22.84	558,941	3.62	0.50% to 2.25%	4.82% to 6.68%
2001	19,509	$17.02 to $21.41	364,062	4.84	0.50% to 2.25%	6.78% to 8.30%
ING Liquid Assets Portfolio - Service Class
2005	38,622	$9.89 to $17.72	582,359	3.06	0.75% to 2.60%	0.15% to 2.01%
2004	41,260	$9.83 to $17.37	618,281	1.05	0.75% to 2.60%	-1.66% to 0.17%
2003	49,098	$9.95 to $18.00	745,674	0.78	0.50% to 2.55%	-1.78% to 0.22%
2002	66,797	$13.46 to $17.34	1,023,179	1.42	0.50% to 2.55%	-1.17% to 0.96%
2001	69,541	$13.62 to $17.79	1,071,485	3.59	0.50% to 2.55%	1.86% to 3.01%
ING Liquid Assets Portfolio - Service 2 Class
2005	1,143	$9.81 to $10.08	11,307	3.20	1.40% to 2.20%	0.40% to 1.22%
2004	970	$9.74 to $9.91	9,497	1.14	1.40% to 2.10%	-1.12% to -0.61%
2003	490	$9.85 to $9.91	4,837	0.81	1.40% to 1.85%	-1.30% to -0.80%
2002	180	$9.98 to $9.99	1,800	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service Class
2005	10,892	$10.40 to $12.66	$126,090	1.17%	0.90% to 2.55%	2.87% to 4.54%
2004	13,023	$10.85 to $12.11	145,322	0.65	0.90% to 2.55%	7.43% to 9.01%
2003	13,185	$10.10 to $11.13	136,147	0.18	0.90% to 2.25%	28.34% to 30.04%
2002	11,516	$7.87 to $8.19	92,136	0.81	0.90% to 2.25%	-24.69% to -23.67%
2001	8,646	$10.45 to $10.73	91,400	1.30	0.90% to 2.25%	-6.16% to -5.13%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2005	208	$10.41 to $14.18	2,804	1.27	1.40% to 2.20%	3.15% to 3.89%
2004	144	$10.46 to $13.65	1,920	0.82	1.40% to 2.10%	7.66% to 8.25%
2003	81	$12.54 to $12.61	1,014	0.15	1.40% to 1.85%	28.72% to 29.20%
2002	30	$9.74 to $9.75	297	(b)	1.65% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MarketPro Portfolio - Class S
2005	228	$9.98 to $10.17	2,308	(e)	1.40% to 2.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketPro Portfolio - Class S2
2005	7	$9.95	66	(e)	1.95% to 2.20%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketStyle Growth Portfolio - Class S
2005	262	$10.12	2,652	(e)	2.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MarketStyle Moderate Growth Portfolio - Class S
2005	317	$10.11	$3,206	(e)%	2.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketStyle Moderate Portfolio - Class S
2005	91	$9.98	906	(e)	2.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2005	51,436	$10.77 to $17.90	818,414	—	0.50% to 2.60%	6.08% to 8.35%
2004	54,430	$11.02 to $16.52	813,432	—	0.50% to 2.60%	9.95% to 11.92%
2003	57,559	$12.87 to $14.76	778,700	—	0.50% to 2.25%	29.74% to 32.02%
2002	53,954	$9.92 to $11.18	560,041	—	0.50% to 2.25%	-31.16% to -29.91%
2001	66,921	$14.41 to $15.95	1,002,892	—	0.50% to 2.25%	-31.55% to -30.59%
ING Marsico Growth Portfolio - Service 2 Class
2005	1,600	$10.77 to $15.18	22,546	—	1.40% to 2.20%	6.47% to 7.20%
2004	1,088	$10.98 to $14.16	15,095	—	1.40% to 2.10%	10.23% to 10.72%
2003	654	$12.71 to $12.79	8,324	—	1.40% to 1.85%	30.23% to 30.81%
2002	9	$9.76 to $9.78	92	(b)	1.40% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico International Opportunities Portfolio - Service Class
2005	10,005	$12.32 to $12.46	123,938	(e)	0.90% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Mercury Large Cap Growth Portfolio - Service Class
2005	12,937	$10.88 to $12.16	$151,911	—%	0.80% to 2.60%	7.76% to 9.39%
2004	1,738	$10.69 to $11.08	18,861	—	0.90% to 2.25%	8.64% to 10.03%
2003	1,372	$9.84 to $10.07	13,630	—	0.90% to 2.25%	24.09% to 25.88%
2002	345	$7.93 to $8.00	2,742	(b)	0.90% to 2.15%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Mercury Large Cap Value Portfolio - Service Class
2005	3,466	$10.53 to $12.64	42,124	—	0.80% to 2.45%	2.92% to 4.46%
2004	3,468	$11.64 to $12.10	40,913	0.27	0.80% to 2.25%	8.99% to 10.53%
2003	2,431	$10.68 to %10.92	26,184	0.21	0.90% to 2.25%	28.33% to 30.00%
2002	710	$8.32 to $8.40	5,931	(b)	0.90% to 2.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Mercury Large Cap Value Portfolio - Service 2 Class
2005	225	$10.52 to $14.96	3,132	—	1.40% to 2.20%	2.92% to 3.60%
2004	170	$10.63 to $14.44	2,419	0.19	1.40% to 2.10%	9.33% to 9.81%
2003	61,511	$13.07 to $13.15	805	0.23	1.40% to 1.85%	28.64% to 29.30%
2002	5	$10.16 to $10.17	48	(b)	1.65% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Mid Cap Growth Portfolio - Service Class
2005	22,473	$10.26 to $28.16	552,840	—	0.50% to 2.60%	0.79% to 2.59%
2004	27,088	$22.90 to $27.45	661,572	—	0.50% to 2.25%	12.48% to 14.47%
2003	29,373	$20.36 to $23.98	634,357	—	0.50% to 2.25%	36.01% to 38.45%
2002	27,548	$14.97 to $17.32	435,581	—	0.50% to 2.25%	-49.97% to -49.07%
2001	29,521	$29.92 to $34.01	928,290	0.37	0.50% to 2.25%	-25.09% to -24.25%
ING MFS Mid Cap Growth Portfolio - Service 2 Class
2005	1,345	$10.26 to $15.39	19,172	—	1.40% to 2.20%	0.74% to 1.52%
2004	1,170	$10.80 to $15.16	17,093	—	1.40% to 2.10%	12.70% to 13.22%
2003	722	$13.31 to $13.39	9,625	—	1.40% to 1.85%	36.48% to 37.05%
2002	56	$9.75 to $9.77	549	(b)	1.40% to 1.80%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Service Class
2005	53,957	$10.15 to $27.25	$1,266,332	2.23%	0.50% to 2.60%	0.19% to 2.37%
2004	54,357	$10.75 to $26.62	1,279,372	1.88	0.50% to 2.60%	8.30% to 10.59%
2003	52,822	$10.66 to $24.07	1,142,408	0.53	0.50% to 2.55%	13.79% to 16.17%
2002	45,174	$17.48 to $20.72	853,266	2.36	0.50% to 2.55%	-7.51% to -5.56%
2001	39,136	$18.90 to $21.94	793,394	4.88	0.50% to 2.55%	-1.44% to -0.32%
ING MFS Total Return Portfolio - Service 2 Class
2005	4,017	$10.15 to $12.78	48,425	2.28	1.40% to 2.20%	0.47% to 1.27%
2004	2,842	$10.70 to $12.62	35,147	2.53	1.40% to 2.10%	8.99% to 9.45%
2003	1,416	$11.46 to $11.53	16,257	0.74	1.40% to 1.85%	14.26% to 14.84%
2002	95	$10.03 to $10.04	955	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2005	13,290	$10.19 to $11.44	151,085	(e)	0.80% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	21,352	$10.44 to $23.09	447,401	0.92	0.80% to 2.60%	3.05% to 4.91%
2004	24,115	$10.85 to $22.01	487,638	1.04	0.80% to 2.55%	10.64% to 11.08%
2003	27,160	$16.70 to $19.66	494,911	0.21	0.80% to 2.55%	21.45% to 23.57%
2002	28,285	$13.75 to $15.91	421,035	0.41	0.80% to 2.55%	-28.35% to -25.45%
2001	31,622	$19.19 to $21.34	637,711	0.12	0.80% to 2.25%	-22.97% to -22.09%
ING Oppenheimer Main Street Portfolio® - Service 2 Class
2005	336	$10.43 to $13.78	4,350	0.92	1.40% to 2.20%	3.36% to 4.08%
2004	219	$10.73 to $13.24	2,848	0.79	1.40% to 2.10%	10.00% to 11.95%
2003	165	$11.84 to $11.92	1,951	0.18	1.40% to 1.85%	22.06% to 22.66%
2002	34	$9.70 to $9.72	326	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO Core Bond Portfolio - Service Class
2005	46,819	$10.01 to $14.76	$619,526	3.52%	0.75% to 2.60%	-0.19% to 1.72%
2004	44,134	$10.26 to $14.51	581,595	2.76	0.75% to 2.60%	2.21% to 4.09%
2003	40,186	$10.25 to $13.94	514,027	0.48	0.75% to 2.55%	2.08% to 3.97%
2002	34,238	$11.55 to $13.41	425,125	3.72	0.80% to 2.55%	3.69% to 8.23%
2001	9,873	$11.14 to $12.39	114,996	0.40	0.80% to 2.25%	0.53% to 1.64%
ING PIMCO Core Bond Portfolio - Service 2 Class
2005	3,333	$10.00 to $11.01	35,739	3.46	1.40% to 2.20%	0.20% to 0.82%
2004	2,587	$10.03 to $10.92	27,855	3.26	1.40% to 2.10%	2.95% to 3.31%
2003	1,573	$10.50 to $10.57	16,545	0.67	1.40% to 1.85%	2.54% to 3.02%
2002	97	$10.24 to $10.26	992	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING PIMCO High Yield Portfolio - Service Class
2005	56,422	$10.21 to $11.52	624,247	6.60	0.50% to 2.60%	1.58% to 3.76%
2004	60,645	$10.73 to $11.13	654,861	(d)	0.50% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2005	7,507	$10.89 to $11.03	82,253	(e)	0.75% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2005	54,549	$10.04 to $10.94	592,996	(e)	0.75% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Salomon Brothers All Cap Portfolio - Service Class
2005	29,486	$10.35 to $13.22	$370,733	0.48%	0.90% to 2.60%	1.89% to 3.61%
2004	34,853	$10.52 to $12.76	427,236	0.18	0.90% to 2.55%	5.04% to 6.87%
2003	36,433	$11.11 to $11.94	421,482	0.06	0.90% to 2.55%	35.73% to 37.56%
2002	29,232	$8.34 to $8.68	247,740	0.22	0.90% to 2.55%	-27.23% to -26.19%
2001	25,814	$11.46 to $11.76	299,314	1.47	0.90% to 2.25%	0.00% to 0.94%
ING Salomon Brothers All Cap Portfolio - Service 2 Class
2005	1,621	$10.36 to $14.25	21,049	0.57	1.40% to 2.20%	2.33% to 2.97%
2004	1,115	$10.30 to $13.84	14,779	0.38	1.40% to 2.10%	5.63% to 6.13%
2003	472	$12.96 to $13.04	6,124	—	1.40% to 1.85%	36.13% to 36.83%
2002	18	$9.52 to $9.53	176	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	59,970	$10.68 to $46.65	2,239,487	1.30	0.80% to 2.60%	5.33% to 6.87%
2004	49,150	$34.53 to $43.65	1,866,804	1.12	0.80% to 2.25%	13.96% to 15.69%
2003	41,070	$30.30 to $37.73	1,365,679	0.36	0.80% to 2.25%	22.42% to 24.23%
2002	34,525	$24.75 to $30.37	935,079	1.72	0.80% to 2.25%	-1.79% to -0.33%
2001	23,375	$25.20 to $30.47	644,971	3.34	0.80% to 2.25%	7.85% to 9.02%
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2005	6,643	$10.67 to $15.02	91,512	1.33	1.40% to 2.20%	5.34% to 6.08%
2004	4,029	$11.24 to $14.16	55,427	1.53	1.40% to 2.10%	14.27% to 14.84%
2003	1,646	$12.26 to $12.33	20,206	0.48	1.40% to 1.85%	22.70% to 23.18%
2002	89	$9.99 to $10.01	894	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	34,766	$10.34 to $34.12	940,116	1.16	0.50% to 2.60%	1.18% to 3.39%
2004	33,622	$11.01 to $33.00	916,190	0.96	0.50% to 2.60%	12.27% to 14.31%
2003	26,391	$22.16 to $28.87	643,858	0.31	0.50% to 2.25%	22.36% to 24.55%
2002	20,545	$18.11 to $23.18	409,670	1.34	0.50% to 2.25%	-15.14% to -13.64%
2001	17,698	$21.34 to $26.84	416,763	1.95	0.50% to 2.25%	-0.58% to 1.46%

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2005	2,369	$10.34 to $14.01	$31,279	1.12%	1.40% to 2.20%	1.62% to 2.26%
2004	1,728	$11.12 to $13.70	23,091	1.17	1.40% to 2.10%	12.45% to 13.04%
2003	896	$12.05 to $12.12	10,819	0.38	1.40% to 1.85%	22.83% to 23.30%
2002	65	$9.81 to $9.83	640	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Global Growth Portfolio - Service Class
2005	17,674	$11.00 to $24.75	373,570	0.70	0.50% to 2.40%	7.40% to 9.32%
2004	19,426	$18.24 to $22.64	383,093	0.47	0.50% to 2.25%	8.44% to 10.39%
2003	19,452	$16.82 to $20.51	352,387	—	0.50% to 2.25%	33.28% to 35.65%
2002	16,459	$12.62 to $15.12	223,084	0.13	0.50% to 2.25%	-22.00% to -20.59%
2001	14,451	$16.18 to $19.04	250,388	0.13	0.50% to 2.25%	-13.60% to -12.34%
ING Templeton Global Growth Portfolio - Service 2 Class
2005	429	$11.00 to $16.25	6,468	0.75	1.40% to 2.20%	7.47% to 8.20%
2004	328	$10.71 to $15.02	4,767	0.79	1.40% to 2.10%	8.63% to 9.16%
2003	152	$13.68 to $13.76	2,084	—	1.40% to 1.85%	33.72% to 34.38%
2002	5	$10.23	50	(b)	1.75% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Allocation Portfolio - Service Class
2005	11,987	$9.28 to $11.56	115,813	1.26	0.50% to 2.60%	3.78% to 5.93%
2004	11,173	$8.91 to $10.96	102,102	0.80	0.50% to 2.60%	8.39% to 9.90%
2003	8,206	$8.22 to $8.59	68,664	0.01	0.90% to 2.25%	15.41% to 16.87%
2002	6,551	$7.12 to $7.35	47,241	1.11	0.90% to 2.25%	-16.73% to -15.52%
2001	5,718	$8.55 to $8.70	49,242	1.78	0.90% to 2.25%	-8.32% to -7.68%
ING UBS U.S. Allocation Portfolio - Service 2 Class
2005	388	$10.53 to $13.02	4,708	1.42	1.40% to 2.20%	4.10% to 4.83%
2004	268	$10.73 to $12.42	3,204	1.15	1.40% to 2.10%	8.83% to 9.23%
2003	85	$11.33 to $11.37	963	(c)	1.40% to 1.85%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity Growth Portfolio - Service Class
2005	5,371	$11.09 to $12.68	$60,887	0.30%	0.80% to 2.60%	12.47% to 13.98%
2004	4,030	$9.86 to $10.23	40,329	—	0.90% to 2.25%	4.89% to 6.34%
2003	3,146	$9.40 to $9.62	29,848	0.02	0.90% to 2.25%	20.82% to 22.55%
2002	559	$7.78 to $7.85	4,362	(b)	0.90% to 2.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Service 2 Class
2005	949	$11.41 to $14.06	12,815	0.25	1.40% to 2.20%	12.61% to 13.39%
2004	808	$10.55 to $12.40	9,811	—	1.40% to 2.10%	5.05% to 5.53%
2003	505	$11.68 to $11.75	5,909	—	1.40% to 1.85%	21.29% to 21.89%
2002	48	$9.63 to $9.64	458	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Global Franchise Portfolio - Service Class
2005	16,288	$10.56 to $13.73	213,710	0.22	0.80% to 2.60%	8.87% to 10.46%
2004	9,665	$11.95 to $12.43	117,208	—	0.80% to 2.25%	10.14% to 11.78%
2003	5,295	$10.85 to $11.12	58,019	0.82	0.80% to 2.25%	23.30% to 25.23%
2002	1,661	$8.80 to $8.88	14,670	(b)	0.80% to 2.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Global Franchise Portfolio - Service 2 Class
2005	4,920	$11.10 to $14.38	66,237	0.14	1.40% to 2.20%	8.82% to 9.69%
2004	3,118	$10.89 to $13.11	39,831	—	1.40% to 2.10%	10.47% to 10.92%
2003	1,232	$11.75 to $11.82	14,506	0.88	1.40% to 1.85%	23.55% to 24.16%
2002	74	$9.51 to $9.52	708	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Growth and Income Portfolio - Service Class
2005	29,601	$10.97 to $31.26	791,655	1.01	0.50% to 2.55%	7.61% to 9.53%
2004	30,700	$23.39 to $28.54	772,796	0.96	0.50% to 2.25%	11.54% to 13.52%
2003	31,390	$20.97 to $25.14	705,253	0.26	0.50% to 2.25%	25.04% to 27.23%
2002	30,992	$16.77 to $19.76	554,608	0.84	0.50% to 2.25%	-16.69% to -15.19%
2001	34,270	$20.13 to $23.30	732,049	0.30	0.50% to 2.25%	-13.63% to -12.68%

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Growth and Income Portfolio - Service 2 Class
2005	4,997	$10.96 to $15.00	$70,383	1.01%	1.40% to 2.20%	7.63% to 8.32%
2004	3,963	$11.01 to $13.85	53,331	1.39	1.40% to 2.10%	11.84% to 12.33%
2003	1,961	$12.25 to $12.33	24,058	0.34	1.40% to 1.85%	25.26% to 25.94
2002	101	$9.78 to $9.79	990	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Real Estate Portfolio - Service Class
2005	13,345	$11.63 to $69.41	683,995	1.06	0.50% to 2.60%	13.76% to 16.21%
2004	11,459	$13.59 to $59.73	557,477	1.55	0.50% to 2.60%	34.62% to 37.04%
2003	9,000	$33.44 to $43.58	330,864	0.20	0.50% to 2.25%	34.62% to 37.04%
2002	6,881	$24.84 to $31.80	187,607	3.73	0.50% to 2.25%	-2.05% to 0.31%
2001	4,535	$25.36 to $31.90	126,169	4.29	0.50% to 2.25%	6.07% to 7.28%
ING Van Kampen Real Estate Portfolio - Service 2 Class
2005	1,604	$11.64 to $20.33	28,990	1.02	1.40% to 2.20%	14.13% to 14.92%
2004	1,043	$12.60 to $17.69	17,799	1.90	1.40% to 2.10%	35.03% to 35.76%
2003	481	$12.96 to $13.03	6,246	0.18	1.40% to 1.85%	35.00% to 35.59%
2002	29	$9.60 to $9.61	276	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus International Equity Portfolio - Service Class
2005	23	$10.32 to $10.33	240	(e)	0.95% to 2.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2005	12,720	$10.58 to $24.47	277,690	0.61	0.80% to 2.55%	3.46% to 4.98%
2004	14,961	$19.35 to $23.31	314,930	0.28	0.80% to 2.25%	10.07% to 11.69%
2003	17,530	$17.58 to $20.87	333,380	0.09	0.80% to 2.25%	28.13% to 30.03%
2002	19,040	$13.72 to $16.05	280,954	0.13	0.80% to 2.25%	-30.85% to -29.82%
2001	20,717	$19.84 to $22.87	440,209	0.07	0.80% to 2.25%	-14.67% to -13.67%

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class
2005	291	$10.59 to $14.55	$4,007	0.55%	1.40% to 2.20%	3.50% to 4.23%
2004	241	$10.87 to $13.96	3,292	0.57	1.40% to 2.10%	10.30% to 10.88%
2003	131	$12.52 to $12.59	1,639	0.12	1.40% to 1.85%	28.54% to 29.13%
2002	3	$9.74 to $9.75	34	(b)	1.40% to 1.85%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2005	7	$9.71 to $9.72	71	(e)	1.40% to 2.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2005	57	$10.80 to $12.69	681	1.35	0.75% to 1.35%	-0.16% to 0.46%
2004	57	$10.72 to $12.66	651	0.99	0.75% to 1.35%	8.70% to 9.27%
2003	36	$9.85 to $11.62	362	0.55	0.75% to 1.20%	29.95% to 30.35%
2002	—	$7.61	4	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Select Portfolio - Initial Class
2005	50	$10.72 to $10.77	534	(e)	0.75% to 1.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Service Class
2005	6	$8.95 to $11.96	59	—	0.75% to 1.35%	-0.75% to -0.11%
2004	30	$9.03 to $12.11	291	—	0.75% to 1.35%	3.77% to 4.00%
2003	15	$8.74 to $11.67	142	—	0.75% to 1.00%	33.23%
2002	6	$6.56	39	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING American Century Small Cap Value Portfolio - Service Class
2005	33	$13.96 to $15.17	$483	0.23%	0.75% to 1.35%	6.56% to 7.00%
2004	29	$13.07 to $14.21	389	0.36	0.75% to 1.20%	19.88% to 20.44%
2003	15	$10.87 to $11.83	162	—	0.75% to 1.20%	34.20% to 34.53%
2002	—	$8.10	2	(b)	0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	5,940	$10.91 to $15.62	66,027	—	0.75% to 2.60%	5.94% to 6.55%
2004	99	$14.49 to $14.66	1,448	—	0.75% to 1.35%	26.22% to 27.04%
2003	89	$11.48 to $11.54	1,028	(c)	0.75% to 1.35%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Davis Venture Value Portfolio - Service Class
2005	210	$9.90 to $13.09	2,221	—	0.75% to 2.20%	2.53% to 3.05%
2004	69	$11.07 to $12.72	809	—	0.75% to 1.35%	6.93% to 7.63%
2003	56	$10.31 to $11.85	600	1.64	0.75% to 1.35%	39.32% to 39.68%
2002	1	$7.41	9	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	70	$10.95 to $11.01	772	(e)	1.40% to 2.20%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2005	1	$12.16 to $12.26	12	—	1.00% to 1.35%	0.91%
2004	1	$12.12 to $12.15	9	(d)	1.00% to 1.20%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Fleming International Portfolio - Service Class
2005	6,325	$11.10 to $15.63	$93,077	0.72%	0.75% to 2.60%	7.02% to 8.93%
2004	4,620	$11.53 to $14.38	63,865	1.24	0.75% to 2.55%	15.64% to 17.78%
2003	679	$10.42 to $12.24	8,019	0.05	0.75% to 2.55%	28.17% to 28.50%
2002	1	$8.13 to $8.14	7	(b)	0.75% to 0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	1,732	$11.93 to $15.31	24,632	0.29	0.75% to 2.60%	5.66% to 7.74%
2004	1,575	$11.25 to $14.21	21,149	0.22	0.75% to 2.60%	17.53% to 19.61%
2003	527	$10.95 to $11.88	6,151	0.50	0.75% to 2.55%	26.73% to 29.13%
2002	33	$9.09 to $9.19	301	(b)	0.95% to 2.55%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Capital Opportunities Portfolio - Initial Class
2005	389	$8.20 to $11.99	3,383	0.85	0.95% to 2.55%	-0.97% to 0.57%
2004	455	$8.28 to $11.96	3,938	0.46	0.95% to 2.55%	9.96% to 11.88%
2003	389	$7.53 to $10.73	3,009	0.14	0.95% to 2.55%	24.88% to 26.70%
2002	209	$6.04 to $6.18	1,280	—	0.95% to 2.40%	-37.64% to -32.29%
2001	78	$8.92 to $9.91	698	(a)	0.95% to 1.90%	(a)
ING MFS Capital Opportunities Portfolio - Service Class
2005	27	$9.76 to $12.62	277	0.55	0.75% to 1.20%	0.08% to 0.51%
2004	42	$9.71 to $12.59	444	0.24	0.75% to 1.20%	11.50% to 11.74%
2003	43	$8.69 to $11.29	391	—	0.75% to 1.00%	26.86%
2002	11	$6.85	72	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING OpCap Balanced Value Portfolio - Service Class
2005	84	$11.10 to $12.53	995	0.49	0.75% to 1.35%	1.31% to 1.90%
2004	88	$10.97 to $12.32	1,031	0.83	0.75% to 1.35%	9.05% to 9.52%
2003	40	$10.08 to $11.28	408	2.25	0.75% to 1.20%	29.23%
2002	16	$7.80	126	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Oppenheimer Global Portfolio - Initial Class
2005	1,523	$11.90 to $12.06	$18,307	(e)%	0.75% to 2.60%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Service Class
2005	2,571	$11.89 to $15.19	32,615	1.19	0.75% to 2.60%	10.32% to 12.43%
2004	250	$10.88 to $13.54	3,060	—	0.75% to 2.60%	12.08% to 14.19%
2003	147	$10.60 to $11.89	1,586	—	0.75% to 2.55%	28.48% to 30.78%
2002	9	$8.27 to $8.35	75	(b)	0.75% to 2.20%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Strategic Income Portfolio - Service Class
2005	306	$10.08 to $10.12	3,093	(e)	0.75% to 1.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2005	247	$10.59 to $11.65	2,776	1.55	0.75% to 1.35%	0.76% to 1.30%
2004	191	$10.51 to $11.50	2,116	—	0.75% to 1.35%	2.94% to 3.51%
2003	176	$10.21 to $11.11	1,918	4.14	0.75% to 1.35%	2.89% to 3.35%
2002	55	$10.75	593	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
2005	12,230	$11.15 to $12.93	154,616	—	0.75% to 2.60%	8.29% to 10.14%
2004	9,733	$10.37 to $11.74	113,031	—	0.95% to 2.60%	6.66% to 8.40%
2003	1,285	$10.77 to $10.83	13,880	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution 2015 Portfolio - Service Class
2005	34	$10.69 to $10.72	$363	(e)%	0.75% to 1.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2005	4	$10.94	47	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Service Class
2005	2	$11.08 to $11.10	19	(e)	0.75% to 1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Service Class
2005	—	$11.29	5	(e)	1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2005	59	$11.39 to $13.96	729	—	0.75% to 1.35%	7.54% to 8.20%
2004	46	$10.61 to $12.94	529	—	0.75% to 1.35%	7.07% to 7.72%
2003	53	$9.78 to $12.04	557	(c)	0.75% to 1.35%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING T. Rowe Price Growth Equity Portfolio - Service Class
2005	282	$11.01 to $13.12	$3,308	0.45%	0.75% to 1.35%	4.50% to 5.08%
2004	268	$10.51 to $12.51	2,982	0.04	0.75% to 1.35%	8.43% to 8.92%
2003	229	$9.68 to $11.51	2,295	0.16	0.75% to 1.20%	29.07% to 29.65%
2002	19	$7.51 to $7.52	144	(b)	0.75% to 0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2005	628	$11.02 to $13.77	7,228	0.51	0.75% to 2.60%	6.66% to 8.23%
2004	61	$10.22 to $12.76	674	—	0.75% to 2.20%	13.09% to 13.77%
2003	10	$9.02 to $11.25	97	(c)	0.75% to 1.35%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Comstock Portfolio - Service Class
2005	13,926	$10.31 to $13.71	168,923	0.51	0.75% to 2.60%	0.81% to 2.74%
2004	8,544	$11.02 to $13.39	103,284	—	0.75% to 2.60%	13.74% to 15.84%
2003	3,551	$10.41 to $11.58	37,583	1.07	0.75% to 2.55%	26.33% to 28.66%
2002	210	$8.24 to $8.34	1,737	(b)	0.75% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	380	$10.88 to $10.93	4,151	(e)	0.75% to 1.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	3,123	$10.77 to $13.41	34,098	—	0.75% to 2.60%	6.31% to 7.00%
2004	23	$10.37 to $12.57	256	0.52	0.75% to 1.35%	9.16% to 9.79%
2003	9	$9.50 to $11.48	89	—	0.75% to 1.35%	25.99%
2002	—	$7.54	2	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Strategic Allocation Balanced Portfolio - Class S
2005	25	$14.42 to $14.48	$362	(e)%	0.75% to 1.35%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Growth Portfolio - Class S
2005	2	$15.54 to $15.58	29	(e)	0.75% to 1.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Income Portfolio - Class S
2005	9	$13.43 to $13.45	118	(e)	0.75% to 1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class S
2005	177	$13.15 to $13.95	2,431	1.09	0.75% to 1.20%	6.65% to 7.14%
2004	139	$12.33 to $13.02	1,776	2.11	0.75% to 1.20%	6.85% to 7.25%
2003	143	$11.54 to $12.14	1,723	(c)	0.75% to 1.20%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 1
2005	12,443	$10.07 to $10.55	128,220	2.42	1.25% to 3.05%	-1.47% to 0.38%
2004	16,487	$10.22 to $10.51	170,855	0.66	1.25% to 3.05%	0.29% to 2.14%
2003	21,571	$10.19 to $10.29	220,805	(c)	1.25% to 3.05%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 2
2005	9,054	$9.84 to $10.26	$90,928	2.76%	1.25% to 3.05%	-2.09% to -0.29%
2004	11,145	$10.05 to $10.29	113,368	0.09	1.25% to 3.05%	0.50% to 2.39%
2003	16,692	$10.00 to $10.05	167,331	(c)	1.25% to 3.05%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	9,762	$9.60 to $9.96	95,457	1.98	1.25% to 3.05%	-2.24% to -0.50%
2004	14,042	$9.82 to $10.01	139,161	—	1.25% to 3.05%	-1.70% to -0.10%
2003	897	$9.99 to $10.00	8,966	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 4
2005	5,905	$10.09 to $10.43	60,557	1.62	1.25% to 3.10%	-1.85% to 0.00%
2004	7,380	$10.28 to $10.43	76,373	(d)	1.25% to 3.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 5
2005	3,529	$10.35 to $10.66	37,081	0.97	1.25% to 3.10%	-0.48% to 1.43%
2004	4,121	$10.40 to $10.51	43,088	(d)	1.25% to 3.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2005	4,173	$9.99 to $10.24	42,244	0.39	1.25% to 3.10%	-0.50% to 1.49%
2004	5,992	$10.04 to $10.09	60,314	(d)	1.25% to 3.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 7
2005	3,676	$9.92 to $10.11	$36,810	0.14%	1.25% to 3.10%	-0.30% to 0.90%
2004	127	$9.99 to $10.00	1,268	(d)	0.95% to 2.20%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 8
2005	1,504	$9.99 to $10.14	15,156	(e)	1.25% to 3.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 9
2005	1,656	$9.90 to $10.00	16,493	(e)	1.25% to 3.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 10
2005	1,255	$9.93 to $9.99	12,504	(e)	1.25% to 3.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2005	148	$10.01 to $10.02	1,482	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA		Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Global Equity Dividend Portfolio
2005	8,278	$6.89 to $12.19	$60,143	3.04%		0.90% to 2.60%	1.62% to 3.42%
2004	7,951	$6.78 to $11.88	56,073	0.77		0.90% to 2.55%	6.73% to 8.59%
2003	7,678	$6.35 to $6.75	50,319	—		0.90% to 2.55%	25.74% to 27.95%
2002	5,299	$5.05 to $5.28	27,358	0.02		0.90% to 2.55%	-27.02% to -25.42%
2001	2,863	$6.92 to $7.08	20,014	—		0.90% to 2.25%	-20.18% to -19.36%
ING VP Global Science and Technology Portfolio - Class S
2005	6	$12.82 to $12.87	78	(e	)	0.75% to 1.35%	(e)
2004	(e)	(e)	(e)	(e	)	(e)	(e)
2003	(e)	(e)	(e)	(e	)	(e)	(e)
2002	(e)	(e)	(e)	(e	)	(e)	(e)
2001	(e)	(e)	(e)	(e	)	(e)	(e)
ING VP Growth Portfolio - Class S
2005	26	$10.30 to $13.13	285	0.31		0.75% to 1.35%	7.60% to 8.19%
2004	36	$9.42 to $12.16	356	—		0.75% to 1.35%	5.49% to 6.25%
2003	32	$8.90 to $11.49	292	—		0.75% to 1.35%	28.61% to 29.11%
2002	7	$6.94	46	(b	)	0.75%	(b)
2001	(b)	(b)	(b)	(b	)	(b)	(b)
ING VP Index Plus LargeCap Portfolio - Class S
2005	17,237	$9.61 to $13.05	173,748	1.22		0.75% to 2.60%	2.43% to 4.30%
2004	13,139	$9.38 to $12.53	128,155	1.02		0.75% to 2.60%	7.53% to 9.42%
2003	6,637	$8.72 to $11.48	59,693	0.49		0.75% to 2.55%	22.64% to 24.90%
2002	634	$7.11 to $7.31	4,589	0.15		0.75% to 2.55%	-29.03% to -22.23%
2001	87	$9.36 to $9.40	812	(a	)	0.95% to 1.90%	(a)
ING VP Index Plus MidCap Portfolio - Class S
2005	13,837	$11.08 to $15.01	177,634	0.39		0.75% to 2.60%	7.93% to 10.02%
2004	6,532	$10.84 to $13.68	79,289	0.30		0.75% to 2.60%	13.39% to 15.55%
2003	1,784	$10.83 to $11.87	19,893	0.21		0.75% to 2.55%	28.78% to 31.02%
2002	692	$8.41 to $8.64	5,909	0.31		0.75% to 2.55%	-14.79 to –12.82%
2001	83	$9.87 to $9.91	820	(a	)	0.95% to 1.90%	(a)

Separate Account B of ING USA Annuity and Life Insurance Company Notes to Financial Statements

Division	Units (000’s)		Unit Fair Value (lowest to highest)	Net Assets (000’s)		Investment Income RatioA		Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class S
2005	11,068		$10.68 to $15.36	$144,771		0.27%		0.75% to 2.60%	4.63% to 6.56%
2004	5,386		$11.23 to $14.45	68,985		0.08		0.75% to 2.60%	18.63% to 20.80%
2003	1,420		$11.03 to $11.99	16,341		0.06		0.75% to 2.55%	32.47% to 34.83%
2002	465		$8.47 to $8.70	4,005		0.36		0.75% to 2.55%	-15.89% to –13.95%
2001	67		$10.07 to $10.11	680		(a	)	0.95% to 1.90%	(a)
ING VP International Equity Portfolio - Class S
2005	25		$12.67 to $16.28	353		0.65		0.75% to 1.35%	14.96% to 15.67%
2004	22		$11.04 to $14.11	265		0.87		0.75% to 1.35%	15.75% to 15.97%
2003	18		$9.52 to $12.19	197		(c	)	0.75% to 1.00%	(c)
2002	(c	)	(c)	(c	)	(c	)	(c)	(c)
2001	(c	)	(c)	(c	)	(c	)	(c)	(c)
ING VP Small Company Portfolio - Class S
2005	94		$12.60 to $14.57	1,294		—		0.75% to 1.35%	8.56% to 9.23%
2004	101		$11.58 to $13.37	1,267		0.28		0.75% to 1.35%	12.51% to 13.26%
2003	82		$10.26 to $11.84	876		0.19		0.75% to 1.35%	36.25% to 36.64%
2002	21		$7.54 to $7.56	156		(b	)	0.75% to 0.95%	(b)
2001	(b	)	(b)	(b	)	(b	)	(b)	(b)
ING VP Value Opportunity Portfolio - Class S
2005	2,925		$8.72 to $13.20	28,537		0.36		0.75% to 2.60%	4.06% to 5.94%
2004	389		$8.38 to $12.48	3,478		0.77		0.75% to 2.55%	7.16% to 9.05%
2003	283		$7.82 to $8.18	2,270		0.60		0.75% to 2.55%	21.05% to 23.38%
2002	166		$6.46 to $6.63	1,086		0.40		0.75% to 2.55%	-28.22% to -26.66%
2001	33		$9.00 to $9.04	298		(a	)	0.95% to 1.90%	(a)
ING VP Convertible Portfolio - Class S
2005	644		$10.19 to $13.02	7,942		2.60		0.95% to 2.60%	-1.73% to 0.00%
2004	686		$10.33 to $13.02	8,608		2.47		0.95% to 2.60%	4.94% to 6.63%
2003	326		$11.24 to $12.21	3,925		4.96		0.95% to 2.55%	23.73% to 25.88%
2002	107		$9.48 to $9.70	1,034		3.17		0.95% to 2.55%	-9.37% to -7.79%
2001	18		$10.46 to $10.52	194		(a	)	0.95% to 2.20%	(a)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Financial Services Portfolio - Class S
2005	6,500	$10.69 to $11.87	$75,980	0.85%	0.75% to 2.60%	4.82% to 6.56%
2004	1,287	$11.00 to $11.13	14,250	(d)	0.95% to 2.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP International Value Portfolio - Class S
2005	199	$13.52 to $15.08	2,846	1.86	0.75% to 1.35%	7.68% to 8.21%
2004	94	$12.53 to $13.97	1,244	0.90	0.75% to 1.20%	15.70% to 16.13%
2003	48	$10.86 to $12.05	534	0.35	0.75% to 1.20%	28.52% to 28.81%
2002	5	$8.45 to $8.47	42	(b)	0.75% to 0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP LargeCap Growth Portfolio - Class S
2005	189	$8.69 to $11.46	1,736	—	0.75% to 2.55%	0.58% to 2.19%
2004	208	$8.64 to $9.14	1,873	3.15	0.95% to 2.55%	9.92% to 11.74%
2003	240	$7.86 to $8.18	1,941	—	0.95% to 2.55%	29.70% to 31.72%
2002	163	$6.06 to $6.21	1,006	0.48	0.95% to 2.25%	-36.68% to -35.45%
2001	56	$9.57 to $9.62	533	(a)	0.95% to 1.90%	(a)
ING VP MidCap Opportunities Portfolio - Class S
2005	3,860	$7.84 to $13.99	31,259	—	0.75% to 2.35%	7.69% to 9.33%
2004	4,282	$7.28 to $12.83	31,955	—	0.75% to 2.25%	10.03% to 10.29%
2003	29	$9.82 to $11.66	280	—	0.75% to 1.00%	15.94%
2002	2	$7.24	12	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate Portfolio - Class S
2005	54	$11.56 to $11.59	628	(e)	0.75% to 1.20%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class S
2005	15,436	$7.05 to $14.11	$112,432	—%	0.75% to 2.60%	6.47% to 8.14%
2004	15,335	$6.62 to $13.09	103,698	—	0.75% to 2.25%	7.47% to 9.03%
2003	14,450	$6.16 to $12.02	90,453	—	0.75% to 2.25%	35.38% to 37.47%
2002	6,553	$4.55 to $4.67	30,118	—	0.75% to 2.25%	-45.05% to -44.14%
2001	1,737	$8.28 to $8.36	14,437	(a)	0.90% to 2.25%	(a)
ING VP Balanced Portfolio - Class S
2005	254	$12.18 to $12.67	3,170	2.07	0.75% to 1.35%	2.61% to 3.26%
2004	259	$11.87 to $12.27	3,120	2.07	0.75% to 1.35%	7.70% to 8.20%
2003	109	$11.04 to $11.34	1,231	(c)	0.75% to 1.20%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Intermediate Bond Portfolio - Class S
2005	26,206	$10.01 to $11.93	300,774	3.92	0.75% to 2.60%	0.71% to 2.14%
2004	17,871	$10.67 to $11.68	203,365	8.87	0.75% to 2.25%	2.19% to 3.82%
2003	6,454	$10.34 to $11.25	71,483	2.15	0.75% to 2.25%	3.69% to 5.14%
2002	4,668	$10.58 to $10.69	49,590	(b)	0.80% to 2.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Colonial Small Cap Value Fund VS Class B
2005	20,661	$10.59 to $17.48	348,817	—	0.95% to 2.60%	3.09% to 4.17%
2004	14,445	$16.50 to $16.78	240,424	0.50	1.25% to 2.25%	19.83% to 21.00%
2003	2,966	$13.77 to $13.87	40,999	(c)	1.25% to 2.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
2005	5	$16.93 to $16.97	91	(e)	0.75% to 1.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

PIMCO Real Return Portfolio - Admin Class
2005	35	$10.02 to $10.05	$352	(e)%	0.75% to 1.20%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
PIMCO StocksPLUS® Growth and Income Admin Class
2005	12,397	$10.80 to $12.09	140,449	2.18	0.80% to 2.25%	1.21% to 2.72%
2004	15,361	$10.67 to $11.77	171,023	1.61	0.80% to 2.25%	8.32% to 9.90%
2003	18,658	$9.85 to $10.71	190,536	2.08	0.80% to 2.25%	27.43% to 29.35%
2002	22,790	$7.73 to $8.28	181,637	2.69	0.80% to 2.25%	-22.00% to -20.84%
2001	23,718	$9.91 to $10.46	241,065	4.22	0.80% to 2.25%	-13.15% to -12.17%
Pioneer Equity-Income VCT Portfolio - Class II
2005	272	$11.95 to $13.62	3,429	2.16%	0.75% to 1.35%	4.09% to 4.66%
2004	139	$11.45 to $13.04	1,659	1.95	0.75% to 1.35%	14.47% to 15.22%
2003	99	$9.98 to $11.35	1,010	2.02	0.75% to 1.35%	20.97% to 21.38%
2002	22	$8.27 to $8.28	179	(b)	0.75% to 0.95%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Small Company VCT Portfolio - Class II
2005	649	$10.27 to $11.93	6,997	—	0.95% to 2.60%	-0.96% to 0.64%
2004	743	$10.37 to $11.89	7,982	—	0.95% to 2.60%	10.32% to 12.17%
2003	664	$9.40 to $10.61	6,391	—	0.95% to 2.55%	22.08% to 23.95%
2002	437	$7.70 to $7.89	3,417	0.03	0.95% to 2.55%	-19.29% to -17.90%
2001	98	$9.54 to $9.61	938	(a)	0.95% to 2.55%	(a)
ProFund VP Bull
2005	8,379	$8.50 to $11.82	74,309	0.22	0.90% to 2.60%	0.12% to 1.78%
2004	12,090	$8.49 to $11.71	106,145	—	0.90% to 2.55%	6.22% to 7.89%
2003	10,431	$8.04 to $8.37	85,664	—	0.90% to 2.40%	22.83% to 24.55%
2002	4,706	$6.57 to $6.72	31,265	—	0.90% to 2.25%	-25.68% to -24.66%
2001	2,316	$8.84 to $8.92	20,583	(a)	1.25% to 2.25%	(a)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ProFund VP Europe 30
2005	3,806	$9.42 to $14.43	$37,372	0.13%	0.90% to 2.60%	5.29% to 7.16%
2004	4,033	$8.94 to $13.58	37,237	0.12	0.90% to 2.60%	11.47% to 13.25%
2003	3,999	$8.02 to $12.09	32,874	0.13	0.90% to 2.55%	35.74% to 37.54%
2002	2,589	$5.96 to $6.10	15,627	—	0.90% to 2.25%	-27.49% to -26.42%
2001	764	$8.22 to $8.29	6,312	(a)	0.90% to 2.25%	(a)
ProFund VP Rising Rates Opportunity
2005	6,792	$7.27 to $9.02	50,608	—	0.95% to 2.60%	-10.28% to -8.82%
2004	6,392	$8.10 to $8.66	52,378	—	0.95% to 2.60%	-13.18 to -11.73
2003	2,457	$9.33 to $9.38	22,975	(c)	0.95% to 2.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ProFund VP Small-Cap
2005	9,984	$10.22 to $12.83	116,460	—	0.90% to 2.60%	0.18% to 1.93%
2004	12,755	$11.12 to $12.70	147,644	—	0.90% to 2.60%	13.82% to 15.68%
2003	12,620	$9.84 to $11.07	127,245	—	0.90% to 2.55%	39.52% to 41.54%
2002	5,371	$7.11 to $7.27	38,612	—	0.90% to 2.25%	-24.20% to -23.15%
2001	2,118	$9.38 to $9.46	19,968	(a)	1.25% to 2.25%	(a)
Putnam VT International Growth and Income Fund - Class IB Shares
2005	230	$13.95 to $16.13	3,371	0.83	0.95% to 2.55%	11.24% to 13.05%
2004	278	$12.54 to $14.31	3,609	1.26	0.95% to 2.55%	17.86% to 19.78%
2003	394	$10.64 to $11.07	4,299	1.40	0.95% to 2.55%	34.51% to 36.67%
2002	371	$7.91 to $8.10	2,981	0.28	0.95% to 2.55%	-16.21% to -14.65%
2001	64	$9.44 to $9.49	604	(a)	0.95% to 1.90%	(a)
Liberty Asset Allocation Fund Var. Series Class A
2005	38	$13.47 to $13.66	523	2.49	1.40% to 1.90%	4.65% to 5.08%
2004	46	$12.91 to $13.00	601	2.33	1.40% to 1.80%	8.03% to 8.42%
2003	50	$11.95 to $11.99	601	(c)	1.40% to 1.80%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Liberty Federal Securities Fund Var. Series Class A
2005	8	$10.37 to $10.48	$85	5.71%	1.40% to 1.80%	0.78% to 1.06%
2004	9	$10.29 to $10.37	90	5.65	1.40% to 1.80%	2.38% to 2.78%
2003	9	$10.07 to $10.09	87	(c)	1.40% to 1.70%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Liberty Small Company Growth Fund Var. Series Class A
2005	5	$16.50 to $16.68	78	—	1.40% to 1.80%	0.86% to 1.28%
2004	5	$16.36 to $16.47	81	—	1.40% to 1.80%	9.50% to 9.95%
2003	5	$14.94 to $14.98	75	(c)	1.40% to 1.80%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Smith Barney High Income
2005	12	$15.63 to $15.88	185	7.11	1.25% to 1.40%	1.23% to 1.34%
2004	17	$15.44 to $15.67	265	7.33	1.25% to 1.40%	8.89% to 9.05%
2003	22	$14.18 to $14.37	308	6.70	1.25% to 1.40%	25.71% to 25.94%
2002	28	$11.28 to $11.41	319	24.02	1.25% to 1.40%	-4.57% to -4.44%
2001	31	$11.82 to $11.94	370	12.01	1.25% to 1.40%	-5.14% to -4.94%
Smith Barney International All Cap Growth
2005	10	$14.19 to $14.42	144	1.12	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	214	0.92	1.25% to 1.40%	16.14% to 16.38%
2003	20	$11.09 to $11.23	221	0.95	1.25% to 1.40%	25.74% to 25.90%
2002	23	$8.82 to $8.92	201	0.95	1.25% to 1.40%	-26.74% to -26.64%
2001	25	$12.04 to $12.16	300	—	1.25% to 1.40%	-32.13% to -32.03%
Smith Barney Large Cap Value SB
2005	15	$20.31 to $20.64	302	1.38	1.25% to 1.40%	5.02% to 5.20%
2004	22	$19.34 to $19.62	422	1.93	1.25% to 1.40%	9.08% to 9.24%
2003	23	$17.73 to $17.96	405	1.55	1.25% to 1.40%	25.83% to 25.95%
2002	26	$14.09 to $14.26	371	3.74	1.25% to 1.40%	-26.46% to -26.30%
2001	29	$19.16 to $19.35	563	1.39	1.25% to 1.40%	-9.45% to -9.33%

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Smith Barney Money Market SB
2005	2	$12.54	$24	3.28%	1.40%	1.37%
2004	3	$12.37	37	—	1.40%	-0.56%
2003	4	$12.44	50	1.04	1.40%	-0.72%
2002	11	$12.53 to $12.68	143	1.30	1.25% to 1.40%	-0.16% to 0.00%
2001	17	$12.55 to $12.68	221	3.49	1.25% to 1.40%	2.28% to 2.42%
Wells Fargo Advantage Asset Allocation Fund
2005	285	$10.34 to $11.77	3,308	2.47	1.40% to 2.20%	2.83% to 3.52%
2004	166	$11.27 to $11.37	1,880	2.52	1.40% to 2.10%	7.21%
2003	2	$10.54	25	(c)	1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage C&B Large Cap Value Fund
2005	48	$10.22 to $11.99	568	0.77	1.40% to 2.20%	0.94% to 1.45%
2004	18	$11.69 to $11.75	211	(d)	1.65% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wells Fargo Advantage Equity Income Fund
2005	84	$10.44 to $12.17	1,007	1.59	1.65% to 2.20%	3.17% to 3.57%
2004	75	$11.68 to $11.78	882	1.79	1.40% to 2.10%	8.93%
2003	1	$10.75	11	(c)	1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Large Company Growth Fund
2005	289	$10.39 to $10.90	3,109	0.19	1.40% to 2.20%	3.47% to 4.21%
2004	218	$10.37 to $10.46	2,266	—	1.40% to 2.10%	1.27%
2003	3	$10.26	34	(c)	1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

Separate Account B of
ING USA Annuity and Life Insurance Company
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Wells Fargo Advantage Money Market Fund
2005	78	$9.86 to $10.03	$784	5.72%	1.65% to 2.20%	0.41% to 0.61%
2004	38	$9.82 to $9.85	369	(d)	1.90% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wells Fargo Advantage Small Cap Growth Fund
2005	63	$10.82 to $12.52	782	—	1.40% to 2.20%	3.97% to 4.77%
2004	48	$11.85 to $11.95	569	—	1.40% to 2.10%	11.65%
2003	1	$10.64	7	(c)	1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Total Return Bond Fund
2005	134	$9.96 to $10.48	1,392	4.16	1.40% to 2.20%	-0.29% to 0.48%
2004	47	$10.35 to $10.43	484	(d)	1.40% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus annual administrative charges and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Balance Sheets as of December 31, 2005 and 2004	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2005, 2004, and 2003	C-6

Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2005 and 2004, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004. As discussed in Note 15 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to realized gains and losses, investment contracts, and short-term loans for the years ended December 31, 2004 and 2003.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,102.2	$1,121.5	$1,108.9
Fee income	745.6	569.2	402.0
Premiums	21.8	21.8	20.3
Net realized capital losses	(2.9)	(49.5)	(35.1)
Other income	0.7	0.3	-
Total revenue	1,867.4	1,663.3	1,496.1
Benefits and expenses:
Interest credited and other benefits to contractowners	1,085.8	1,133.0	920.5
Operating expenses	192.5	162.6	162.1
Amortization of deferred policy acquisition
costs and value of business acquired	318.9	186.8	347.9
Interest expense	29.6	5.1	8.2
Other	16.5	2.2	0.9
Total benefits and expenses	1,643.3	1,489.7	1,439.6
Income before income taxes and cumulative
effect of change in accounting principle	224.1	173.6	56.5
Income tax expense (benefit)	34.2	80.7	(0.8)
Income before cumulative effect of change
in accounting principle	189.9	92.9	57.3
Cumulative effect of change in accounting
principle, net of tax	-	(1.0)	-
Net income	$189.9	$91.9	$57.3

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,085.6 at 2005 and $17,045.9 at 2004)	$16,092.4	$17,489.2
Equity securities, available-for-sale, at fair value
(cost of $28.6 at 2005 and $34.8 at 2004)	29.7	35.3
Mortgage loans on real estate	3,766.8	3,851.8
Policy loans	166.1	169.0
Other investments	460.7	277.2
Securities pledged
(amortized cost of $952.1 at 2005 and $1,100.5 at 2004)	938.9	1,108.6
Total investments	21,454.6	22,931.1
Cash and cash equivalents	215.2	209.0
Short-term investments under securities loan agreement	140.2	402.8
Accrued investment income	175.0	201.7
Receivable for securities sold	32.1	38.9
Deposits and reinsurance recoverable from affiliate	4,068.1	1,388.1
Deferred policy acquisition costs	2,255.4	1,704.1
Value of business acquired	122.1	112.2
Sales inducements to contractowners	556.3	514.6
Due from affiliates	60.0	192.4
Other assets	29.9	28.3
Assets held in separate accounts	30,262.8	24,746.7
Total assets	$59,371.7	$52,469.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$24,225.3	$22,961.0
Payables for securities purchased	0.8	35.9
Payables under securities loan agreement	140.2	402.8
Borrowed money	806.3	713.4
Notes to affiliates	435.0	435.0
Due to affiliates	39.7	51.8
Current income taxes	34.1	15.7
Deferred income taxes	135.7	12.5
Other liabilities	342.8	320.6
Liabilities related to separate accounts	30,262.8	24,746.7
Total liabilities	56,422.7	49,695.4

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	4,143.1	4,041.1
Accumulated other comprehensive (loss) income	(4.7)	112.7
Retained earnings (deficit)	(1,191.9)	(1,381.8)
Total shareholder's equity	2,949.0	2,774.5
Total liabilities and shareholder's equity	$59,371.7	$52,469.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.5	$3,722.4	$133.2	$(1,518.6)	$2,339.5
Comprehensive income:
Net income	-	-	-	57.3	57.3
Other comprehensive income,
net of tax:
Change in net unrealized gain (loss)
on securities ($82.8 pretax)	-	-	54.9	-	54.9
Total comprehensive income					112.2
Dividends paid	-	-	-	(12.4)	(12.4)
Contribution of capital	-	88.7	-	-	88.7
Balance at December 31, 2003	2.5	3,811.1	188.1	(1,473.7)	2,528.0
Comprehensive income:
Net income	-	-	-	91.9	91.9
Other comprehensive loss,
net of tax:
Change in net unrealized gain (loss)
on securities ($(114.0) pretax)	-	-	(70.5)	-	(70.5)
Minimum pension liability	-	-	(4.9)	-	(4.9)
Total comprehensive income					16.5
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2004	2.5	4,041.1	112.7	(1,381.8)	2,774.5
Comprehensive income:
Net income	-	-	-	189.9	189.9
Other comprehensive loss,
net of tax:
Change in net unrealized gain (loss)
on securities ($(185.1) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0
Total comprehensive income					72.5
Contribution of capital	-	100.0	-	-	100.0
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2005	$2.5	$4,143.1	$(4.7)	$(1,191.9)	$2,949.0

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income	$189.9	$91.9	$57.3
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(715.3)	(688.3)	(491.9)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	387.7	252.3	347.9
Net accretion/decretion of discount/premium	93.1	139.6	218.2
Future policy benefits, claims reserves, and
interest credited	1,078.4	916.7	782.4
Provision for deferred income taxes	192.0	75.4	(1.9)
Net realized capital losses	2.9	49.5	35.1
Change in:
Accrued investment income	26.7	(9.0)	14.3
Reinsurance recoverable (excluding GICs)	(31.1)	11.2	18.1
Other receivables and asset accruals	(1.6)	(8.2)	(2.8)
Due to/from affiliates	(18.9)	(19.8)	52.0
Other payables and accruals	39.3	41.2	73.0
Employee share-based payments	2.0	-	-
Net cash provided by operating activities	1,245.1	852.5	1,101.7
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	16,027.0	17,876.4	20,180.2
Equity securities, available-for-sale	20.7	106.8	45.7
Mortgage loans on real estate	739.7	388.6	561.1
Acquisition of:
Fixed maturities, available-for-sale	(17,518.1)	(20,517.6)	(21,223.3)
Equity securities, available-for-sale	(14.1)	(20.2)	(16.2)
Mortgage loans on real estate	(658.0)	(856.4)	(1,075.5)
Other investments	(236.5)	(274.8)	(232.1)
Other	2.9	(3.2)	2.7
Net cash used in investing activities	(1,636.4)	(3,300.4)	(1,757.4)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	5,225.6	5,888.2	3,056.7
Maturities and withdrawals from investment contracts	(5,039.7)	(3,244.4)	(2,843.5)
Reinsurance recoverable on investment contracts	(120.5)	(747.4)	7.5
Reinsurance recapture	-	-	134.5
Notes to affiliates	-	350.0	-
Short-term loan with affiliate	139.2	(63.8)	(120.4)
Short-term loans	92.9	179.2	210.6
Dividends to Parent	-	-	(12.4)
Contribution of capital from Parent	100.0	230.0	88.7
Net cash provided by financing activities	397.5	2,591.8	521.7
Net increase (decrease) in cash and cash equivalents	6.2	143.9	(134.0)
Cash and cash equivalents, beginning of year	209.0	65.1	199.1
Cash and cash equivalents, end of year	$215.2	$209.0	$65.1
Supplemental cash flow information:
Income taxes (received) paid, net	$(174.7)	$8.3	$53.0
Interest paid	$52.1	$14.2	$10.8

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

On January 1, 2004, the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company, and United Life & Annuity Insurance Company (collectively, the “Merger Companies”). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life.

Description of Business

The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. (“NASD”) firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company’s primary annuity customers are retail consumers.

The Company also offers guaranteed investment contracts and funding agreements, collectively referred to as “GICs”, primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional, and variable life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off and the Company has ceded to other insurers all health insurance.

The Company has one operating segment, ING U.S. Financial Services.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments” (“EITF 03-1”), adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1:	Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2:	Evaluate whether an impairment is other-than-temporary.
Step 3:	If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments’” (“FSP EITF 03-1-1”),which delayed the EITF 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $3.1 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partner Have Certain Rights”(“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: “Consolidation of Variable Interest Entities” (“FIN 46R”). EITF 04-5 was effective immediately for all new limited partnership formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

The Company’s limited partnership investment totaling $19.7 in Powers Ferry Properties Ltd Partnership (“PFP”), an affiliate acquired on May 12, 2005, is accounted for using the equity method, as ING USA does not have substantive kick-out or participating rights and, therefore, cannot overcome the presumption of control by the general partner of PFP. As of December 31, 2005, the Company’s remaining investments in limited partnerships are generally considered variable interest entities under FIN 46R, and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004 and 2003, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, was $1.3 lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2005 was $1.9 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. Sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP’s requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax, or $(2.3) net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company’s implementation of Technical Practice Aid 6300.05–6300.08 “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to SOP 03-1’s cumulative effect of a change in accounting principle. The adoption of the TPA reduced the Company’s cumulative effect of a change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the “FASB issued FASB Staff Position No. FAS 97-1, “Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ‘Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,’ Permit or Require Accrual of an Unearned Revenue Liability” (“FSP FAS 97-1”), effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company’s financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB issued FIN 46R to make certain technical revisions and address certain implementation issues that had arisen. FIN 46R provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair values of $8.5 billion and $7.0 billion as of December 31, 2005 and 2004, respectively. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book values as of December 31, 2005 and 2004 of $8.5 billion and $6.9 billion, respectively, represent the maximum exposure to loss on the investment of VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of this structures.

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•         Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingency and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of an equity indexed annuity (“EIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts with asset balances and liability balances are included in Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivative were previously recorded in Net investment income in the Statement of Operations. The total change in fair value of these derivatives is now reported in net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $44.2 and $133.6 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(114.3) and $(146.6) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates varied by product up to 8.0% for 2005, 2004, and 2003.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2005, 2004, and 2003, reserve interest discount rates varied up to 8.0%.

Reserves for EIAs are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under SOP 03-1, the Company calculates additional liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The SOP 03-1 reserve for GMWBs with life contingency and guaranteed minimum income benefits (“GMIBs”) is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised.

GMABs and GMWBs without life contingency are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the Balance Sheets in accordance with SOP 03-1. Beginning in 2004, sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $21.9 and $100.5, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses from its life and annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 10.4% of the Company’s ordinary life insurance in force and 26.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $15.8, $16.2, and $17.2, were incurred during the years ended December 31, 2005, 2004, and 2003, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$476.5	$1.1	$4.2	$473.4
State, municipalities, and political
subdivisions	20.1	-	0.7	19.4

U.S. corporate securities:
Public utilities	1,579.2	39.7	19.4	1,599.5
Other corporate securities	5,077.9	86.4	63.5	5,100.8
Total U.S. corporate securities	6,657.1	126.1	82.9	6,700.3

Foreign securities:
Government	464.7	13.8	4.1	474.4
Other	2,447.6	33.3	38.5	2,442.4
Total foreign securities	2,912.3	47.1	42.6	2,916.8

Residential mortgage-backed securities	3,938.1	35.6	70.7	3,903.0
Commercial mortgaged-backed securities	1,309.8	17.0	19.5	1,307.3
Other asset-backed securities	1,723.8	6.8	19.5	1,711.1

Total fixed maturities, including fixed
maturities pledged	17,037.7	233.7	240.1	17,031.3
Less: fixed maturities pledged	952.1	1.0	14.2	938.9
Total fixed maturities	16,085.6	232.7	225.9	16,092.4
Equity securities	28.6	1.1	-	29.7

Total investments, available-for-sale	$16,114.2	$233.8	$225.9	$16,122.1

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$464.0	$1.8	$1.1	$464.7
State, municipalities, and political
subdivisions	20.7	-	0.8	19.9

U.S. corporate securities:
Public utilities	1,796.9	78.4	8.9	1,866.4
Other corporate securities	6,292.4	243.5	22.7	6,513.2
Total U.S. corporate securities	8,089.3	321.9	31.6	8,379.6

Foreign securities:
Government	518.9	24.2	2.2	540.9
Other	2,571.2	97.7	11.5	2,657.4
Total foreign securities	3,090.1	121.9	13.7	3,198.3

Residential mortgage-backed securities	3,440.3	43.9	22.4	3,461.8
Commercial mortgaged-backed securities	1,107.8	34.9	3.0	1,139.7
Other asset-backed securities	1,934.2	14.3	14.7	1,933.8

Total fixed maturities, including fixed
maturities pledged	18,146.4	538.7	87.3	18,597.8
Less: fixed maturities pledged	1,100.5	9.8	1.7	1,108.6
Total fixed maturities	17,045.9	528.9	85.6	17,489.2
Equity securities	34.8	0.5	-	35.3

Total investments available-for-sale	$17,080.7	$529.4	$85.6	$17,524.5

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation was $(5.3) and $451.9, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005 and 2004, were related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the fair value of fixed maturities, including fixed maturities pledged to creditors, in unrealized loss position at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$49.1	$32.6	$48.7	$130.4
Mortgage and other asset-backed
securities	47.7	29.7	32.3	109.7
Total unrealized loss	$96.8	$62.3	$81.0	$240.1
Carrying amount	$5,757.0	$2,266.6	$2,243.0	$10,266.6

2004

Interest rate or spread widening	$12.3	$16.9	$18.0	$47.2
Mortgage and other asset-backed
securities	14.9	13.0	12.2	40.1
Total unrealized loss	$27.2	$29.9	$30.2	$87.3
Carrying amount	$3,199.9	$1,710.7	$709.1	$5,619.7

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 97% of the average book value. In addition, this category includes over 400 securities, which have an average quality rating of A+. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$558.9	$558.8
After one year through five years	3,263.1	3,255.9
After five years through ten years	4,743.8	4,762.3
After ten years	1,500.2	1,532.9
Mortgage-backed securities	5,247.9	5,210.3
Other asset-backed securities	1,723.8	1,711.1
Less: fixed maturities pledged	952.1	938.9
Fixed maturities, excluding fixed maturities pledged	$16,085.6	$16,092.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2005.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.7 and $11.9, respectively, were on deposit as required by regulatory authorities.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2005 and 2004, respectively, the Company had $126.1 and $376.3 in non-putable funding agreements issued to the FHLB. At December 31, 2005 and 2004, respectively, assets with a carrying value of approximately $159.4 and $422.0 collateralized the funding agreements to the FHLB. Collateralized assets are included in Fixed maturities in the Balance Sheets.

Repurchase Agreements

The Company engages in dollar rolls and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $808.0 and $715.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $806.3 and $713.4 at December 31, 2005 and 2004, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $15.3. The Company had no reverse repurchase agreement at December 31, 2004.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$3.0	12	$-	-	$23.7	16
Residential mortgage-
backed	16.4	86	9.1	88	81.3	173
Foreign(1)	0.1	1	8.5	4	11.5	2
Commercial mortgage	1.2	1	-	-	-	-
Limited partnerships	0.5	1	2.2	1	-	-
Other asset-backed	0.5	2	11.5	6	5.8	7
U.S. Treasury/Agencies	0.1	1	-	-	-	-
Total	$21.8	104	$31.3	99	$122.3	198

(1) Primarily U.S. dollar denominated.

The above schedule includes $3.1 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. Corporate	$2.6	11
Residential mortgaged-backed	0.4	1
U.S. Treasury/Agencies	0.1	1
Total	$3.1	$13

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $255.3 and $168.7, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturity securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategy asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $3.1 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$936.4	$953.1	$948.1
Equity securities, available-for-sale	1.2	1.7	5.6
Mortgage loans on real estate	238.4	221.8	208.5
Real estate	1.3	0.2	0.6
Policy loans	9.1	9.8	8.8
Short-term investments and
cash equivalents	4.1	1.4	17.2
Other	9.2	14.8	(8.1)
Gross investment income	1,199.7	1,202.8	1,180.7
Less: investment expenses	97.5	81.3	71.8
Net investment income	$1,102.2	$1,121.5	$1,108.9

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2005, and 2003 were as follows.

	2005	2004	2003
Fixed maturities, available-for-sale	$47.9	$51.0	$113.3
Equity securities, available-for-sale	0.2	6.4	0.2
Derivatives	(50.8)	(104.9)	(144.9)
Real estate	1.2	0.1	(3.4)
Other	(1.4)	(2.1)	(0.3)
Pretax net realized capital losses	$(2.9)	$(49.5)	$(35.1)
After-tax net realized capital losses	$(1.9)	$(32.2)	$(22.8)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$9,317.1	$9,916.3	$13,664.8
Gross gains	97.2	145.5	297.6
Gross losses	75.2	59.3	60.4

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate the fair value of the assets. Derivatives are carried at fair value on the Balance Sheets.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$17,031.3	$17,031.3	$18,597.8	$18,597.8
Equity securities, available-for-sale	29.7	29.7	35.3	35.3
Mortgage loans on real estate	3,766.8	3,774.8	3,851.8	3,969.4
Policy loans	166.1	166.1	169.0	169.0
Cash, cash equivalents,
and Short-term investments
under securities loan agreement	355.4	355.4	611.8	611.8
Other investments	460.7	465.6	277.2	277.4
Assets held in separate accounts	30,262.8	30,262.8	24,746.7	24,746.7
Liabilities:
Notes to affiliates	435.0	390.4	435.0	508.5
Investment contract liabilities:
Deferred annuities	18,486.5	17,145.6	17,525.9	16,344.6
Guaranteed investment contracts
and funding agreements	3,362.2	3,352.9	3,060.1	3,063.0
Supplementary contracts and
immediate annuities	893.3	893.3	864.9	864.9
Liabilities related to separate
accounts	30,262.8	30,262.8	24,746.7	24,746.7

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$91.2	$236.2	$-	$-

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturity portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,535.5	2,832.8	58.2	34.0

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	206.2	146.7	(24.0)	(34.5)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.	$112.0	$-	$(0.3)	$-

Swaptions
Swaptions are used to manage interest rate risk in
the Company's CMOB portfolio. Swaptions are
contracts that give the Company the option to
enter into an interest rate swap at a specific
future date.	150.0	-	-	-

Futures
Futures contracts are used to hedge against a decrease
in certain equity indexes. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. The under-
lying reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
"Reserves" section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	1,530.9	1,177.9	7.2	(0.2)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004

Options
S&P Options are used to hedge against an
increase in the S&P Index. Such increase
may result in increased payments to contract
holders of equity indexed annuity contracts, and
the options offset this increased expense. Both the
options and the embedded derivative reserve are
carried at fair value. The change in value of the
options are recorded in Net realized capital gains
(losses); the change in value of the embedded
derivative is recorded in Interest credited and
other benefits to contractowners.	$4,183.7	$2,335.4	$215.8	$166.0

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	(0.3)	(4.6)
Within retail annuity products	N/A*	N/A*	389.2	294.1

*N/A - not applicable.

Interest Rate Swaps

Interest rate swaps include two agreements with Security Life of Denver Insurance Company (“Security Life”), an affiliate, with notional amounts of $100.0 and fair values of $(0.3) and $(0.2) at December 31, 2005 (see Related Party Transactions footnote for further information).

Credit Default Swaps

As of December 31, 2005, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $85.0.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$1,508.5
Deferrals of commissions and expenses	491.9
Amortization:
Amortization	(422.8)
Interest accrued at 5% - 6%	104.9
Net amortization included in the Statements of Operations	(317.9)
Change in unrealized gains and losses on available-for-sale securities	144.2
Balance at December 31, 2003	1,826.7
Deferrals of commissions and expenses	587.4
Amortization:
Amortization	(266.0)
Interest accrued at 5% - 6%	85.7
Net amortization included in the Statements of Operations	(180.3)
Change in unrealized gains and losses on available-for-sale securities	(47.4)
Implementation of SOP and TPA	(482.3)
Balance at December 31, 2004	1,704.1
Deferrals of commissions and expenses	614.0
Amortization:
Amortization	(400.2)
Interest accrued at 5% - 6%	105.5
Net amortization included in the Statements of Operations	(294.7)
Change in unrealized gains and losses on available-for-sale securities	232.0
Balance at December 31, 2005	$2,255.4

The estimated amount of DAC to be amortized, net of interest, is $255.2, $252.9, $230.1, $211.8, and $190.2, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$134.5
Amortization:
Amortization	(36.6)
Interest accrued at 4% - 5%	6.6
Net amortization included in the Statements of Operations	(30.0)
Change in unrealized gains and losses on available-for-sale securities	7.0
Balance at December 31, 2003	111.5
Amortization:
Amortization	(13.3)
Interest accrued at 4% - 5%	6.8
Net amortization included in the Statements of Operations	(6.5)
Change in unrealized gains and losses on available-for-sale securities	(0.5)
Implementation of SOP and TPA	7.7
Balance at December 31, 2004	112.2
Amortization:
Amortization	(30.8)
Interest accrued at 4% - 5%	6.6
Net amortization included in the Statements of Operations	(24.2)
Change in unrealized gains and losses on available-for-sale securities	34.1
Balance at December 31, 2005	$122.1

The estimated amount of VOBA to be amortized, net of interest, is $12.7, $12.1, $9.5, $10.4, and $9.5, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Amortization of DAC and VOBA in 2005 compared to 2004 is largely associated with an increase in the scale of DAC, resulting from sales of new business. In addition, the Company had higher fixed margin income in 2005, resulting in an increase in gross profits against which DAC and VOBA were amortized.

The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducements were included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2005, 2004, and 2003. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA for the years ended December  31, 2005, 2004, and 2003, were as follow:

	2005	2004	2003
Impact of separate account growth and contractowner
withdrawal behavior favorable to assumptions	$(13.3)	$(6.6)	$(41.3)
Unlock of contractowner withdrawal behavior
assumptions for variable and fixed annuities	-	(4.2)	-
Unlock of contractowner withdrawal behavior
assumptions for certain fixed deferred annuities	17.7	-	-
Unlock of future lapse rate assumptions for fixed
annuities	-	-	6.0
Unlock of future rate of spread income assumptions
on some fixed annuity liabilities	2.3	5.0	8.1
Unlock on long-term separate account growth assumption	4.8	-	-
Unlock of mortality and persistency assumptions	(4.2)	-	-

Total unlocking effect on Amortization of DAC and VOBA	$7.3	$(5.8)	$(27.2)

Analysis DAC and VOBA - Life Products

As part of the regular analysis of DAC and VOBA for the life insurance block, at the end of each of the years ended December 31, 2005, 2004, and 2003, the Company unlocked due to assumption changes that, with respect to any one or more of the years ended December 31, 2005, 2004 and 2003, may relate primarily to mortality, lapse, expense, and interest amounts. There was no impact of unlocking on amortization of DAC/VOBA in 2005. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, and an increase of $6.0 in 2003.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

The Company did not pay any dividends on its common stock during 2005 or 2004. During 2003, the Company paid $12.4 in dividends on its common stock to its then parent, Equitable Life.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Insurance Division of the State of Iowa (the “Division”), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $6.9, $96.1, and $(85.1), for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,846.6 and $1,668.3 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserve”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP 03-1 reserve at December 31, 2005:

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB liability at December 31, 2005, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2005 and 2004, and the paid and incurred amounts by type for the years ended December 31, 2005 and 2004 were as follows:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)
Separate account liability
at December 31, 2005	$30,213.6	$2,536.1	$13,409.0
Separate account liability
at December 31, 2004	$25,843.4	$1,826.7	$9,079.6

Additional liability balance:
Balance at January 1, 2004	$56.5	$14.5	$13.6
Incurred guaranteed benefits	39.0	(4.9)	17.1
Paid guaranteed benefits	(28.6)	-	-
Balance at December 31, 2004	66.9	9.6	30.7
Incurred guaranteed benefits	64.9	(0.2)	30.2
Paid guaranteed benefits	(19.0)	-	-
Balance at December 31, 2005	$112.8	$9.4	$60.9

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2005 and 2004:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
2005	(GMDB)	(GMAB/GMWB)	(GMIB)

Net amount at risk, net of reinsurance	$1,428.7	$42.1	$246.3
Weighted average attained age	62	63	57

2004

Net amount at risk, net of reinsurance	$1,365.7	$65.4	$204.3
Weighted average attained age	63	61	61

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $30,262.8 and $24,746.7, respectively.

7.	Sales Inducements

During the year ended December 31, 2005, the Company capitalized and amortized $101.3 and $68.8, respectively, of sales inducements. During the year ended December 31, 2004, the Company capitalized and amortized $100.9 and $65.5, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains (losses), was $556.3 and $514.6 as of December 31, 2005 and 2004, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2004, the Company filed a stand-alone federal income tax return. Prior to that date, the Company, and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

Income taxes consist of the following:

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(156.7)	$4.7	$1.2
Total current tax (benefit) expense	(156.7)	4.7	1.2
Deferred tax expense (benefit):
Operations and capital loss carryforwards	43.6	31.5	53.3
Other federal deferred tax	147.3	44.5	(55.3)
Total deferred tax expense (benefit)	190.9	76.0	(2.0)
Total income tax expense (benefit)	$34.2	$80.7	$(0.8)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons:

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$224.1	$173.6	$56.5
Tax rate	35%	35%	35%
Income tax at federal statutory rate	78.4	60.8	19.8
Tax effect of:
Meals and entertainment	0.4	0.5	0.4
Dividend received deduction	(20.4)	1.3	(11.5)
Product reserves	-	3.0	-
Investments	-	15.0	-
IRS audit settlements	(24.4)	-	-
Refinement of deferred tax balances	-	-	(9.5)
Other	0.2	0.1	-
Income tax expense (benefit)	$34.2	$80.7	$(0.8)

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004 are presented below.

	2005	2004
Deferred tax assets:
Operations and capital loss carryforwards	$97.4	$133.5
Future policy benefits	606.5	619.9
Goodwill	7.9	9.3
Investments	33.8	42.4
Employee compensation and benefits	17.8	19.9
Other	19.0	19.5
Total gross assets	782.4	844.5
Deferred tax liabilities:
Unrealized gains on investments	(12.9)	(157.1)
Deferred policy acquisition cost	(864.6)	(663.1)
Value of purchased insurance in force	(38.4)	(33.4)
Other	(2.2)	(3.4)
Total gross liabilities	(918.1)	(857.0)
Net deferred income liability	$(135.7)	$(12.5)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

At December 31, 2005, the Company has operating loss carryforwards of approximately $306.7 for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

Net unrealized capital gains and losses are presented in Shareholder’s equity, net of deferred taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the contractowners’ surplus account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the contractowners’ surplus account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the contractowner’ surplus account accumulated balance of $14.4.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $15.9, $11.4, and $9.3, for the years ended 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $4.2, $3.5, and $2.8, for the years ended December 31, 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•

Underwriting and distribution agreement with Directed Services, Inc. (“DSI”), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2005, 2004, and 2003, commission expenses were incurred in the amounts of $371.5, $371.4, and $269.3, respectively.

•

Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $71.8, $69.8, and $62.4, respectively.

•

Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2005, 2004, and 2003, revenue for these services was $43.0, $36.4, and $27.8, respectively.

•

Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $82.5, $65.0, and $67.5, respectively.

•

Services agreements between the Company and its U.S. insurance company affiliates dated September 1, 2000 and January 1, 2001, amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $5.7, $5.1, and $16.2, respectively.

•

ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2005, 2004, and 2003, ING Advisors Network sold new contracts of $1,082.0, $1,121.8, and $765.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts.

The account balances ceded by ING USA to Security Life under the terms of the coinsurance agreement were $2.5 billion. The assets backing the reserves for the liabilities assumed by Security Life, as well as a ceding commission, were transferred by ING USA to Security Life. Total assets transferred at fair value were $2.7 billion resulting in a Net realized capital gain (loss) of $47.9. As additional consideration for Security Life assuming the liabilities under the agreement, ING USA has assigned to Security Life any and all future premiums received by ING USA that are attributable to the contract liabilities assumed under the coinsurance agreement.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheet. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.

The Company incurred amortization expense of the negative ceding commission of $14.2 for the year ended December 31, 2005, which is included in Other expenses in the Statements of Operations.

ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited (“SLDI”), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0, offset by the receipt of a $24.1 negative ceding commission, the net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after the effective date of the agreement. As of December 31, 2005 and 2004, the value of reserves ceded by the Company under this agreement was $21.0 and $20.2, respectively.

The Company is a party to a Facultative Reinsurance Agreement with Security Life dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2005 and 2004, respectively, the value of GIC reserves ceded by the Company under this agreement was $1.2 billion and $1.3 billion.

Financing Agreements

On January 1, 2004, the Company entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unanticipated short term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. This agreement supersedes previous reciprocal loan agreements between each of the Merger Companies and ING AIH, which contained various terms and maximum borrowing lending limits. Under the previous and current reciprocal loan agreements, interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $0.9, $0.2 and $0.3, for the years ended December 31, 2005, 2004 and 2003, respectively. The Company earned interest income of $4.3, $2.5 and $1.0 for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, the Company had $45.0, and $184.2 receivable from ING AIH under this agreement.

Notes with Affiliates

The Company’s promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7 and $4.4, for the years ended December 31, 2004 and 2003, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2005, 2004, and 2003, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 and $0.2, for the years ended December 31, 2005 and 2004, respectively.

Tax Sharing Agreement

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Capital Transactions

The Company did not pay any dividends on its common stock during 2005 or 2004. During 2003, the Company paid $12.4 in dividends on its common stock to its then parent, Equitable Life.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

During 2005, 2004, and 2003, ING USA received capital contributions of $100.0, $230.0, and $88.7, respectively, from Lion to support sales activities and strengthen reserves associated with its annuity products.

Interest Rate Swaps

On December 28, 2005, the Company entered into two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays the quarterly quoted 3-month Libor rate and receives a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2005. The fair values are $(0.3) and $(0.2) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2005.

Purchase of Investments

In conjunction with the May 19, 2005 sale of Life Insurance Company of Georgia (“LOG”), an affiliate, the Company purchased assets at fair value from LOG on May 12, 2005. In addition to purchasing $192.6 of investments, ING USA paid $19.7 for a 70% equity interest in PFP, and $7.1 for land located at 5780 Powers Ferry Road, Atlanta, Georgia. The limited partnership investment in PFP is accounted for at fair value as an equity method investment and is included in Other investments on the Balance Sheet.

11.	Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. As of December 31, 2005, the Company had no amounts outstanding under the line-of-credit agreement.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Prior to September 30, 2005, the Company maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, the Company had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 16 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $822.2 and $906.0 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$5.4	$13.4
Payable for reinsurance premiums	(1.6)	(3.2)
Reinsured amounts due to an
unaffiliated reinsurer	(2.4)	(3.2)
Reserve credits	13.6	17.6
Reinsurance ceded	1,352.6	1,359.9
Deposits	2,697.2	-
Other	3.3	3.6
Total	$4,068.1	$1,388.1

Included in the accompanying financial statements are net policy benefit recoveries of $46.5, $48.4, and $48.4, for the years ended December 31, 2005, 2004, and 2003, respectively.

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums and deposits ceded under
reinsurance	$7.0	$3.5	$7.4
Reinsurance recoveries	30.3	13.0	6.4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $8.0, $7.6, and $7.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2010 are estimated to be $7.9, $7.7, $7.6, $7.6, and $6.1, respectively, and $33.9, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $456.1, $77.2 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3, none of which was with related parties. During 2005, $32.8 was funded to related parties under off-balance sheet commitments. In addition, in March 2006, an additional $16.0 was funded to related parties under off-balance sheet commitments.

Financial Guarantees

In the third quarter of 2005, the Company purchased a 3-year credit-linked note arrangement whereby the Company agreed to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then recover any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2005, the maximum potential future exposure to the Company under the guarantee was $12.0.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(6.4)	$451.4	$517.4
Equity securities, available-for-sale	1.1	0.5	5.1
DAC/VOBA adjustment on
available-for-sale securities	7.5	(258.6)	(210.7)
Sales inducements adjustment on
available-for-sale securities	2.5	(6.7)	-
Other investments	(5.8)	(2.6)	(13.8)
Subtotal	(1.1)	184.0	298.0
Deferred income taxes	0.3	(66.4)	(109.9)
Net unrealized capital (losses) gains	(0.8)	117.6	188.1
Minimum pension liability, net of tax	(3.9)	(4.9)	-
Accumulated other comprehensive (loss) income	$(4.7)	$112.7	$188.1

Changes in Accumulated other comprehensive income (loss) related to changes in net unrealized capital gains and losses on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(457.8)	$(66.0)	$(90.4)
Equity securities, available-for-sale	0.6	(4.6)	8.6
DAC/VOBA adjustment on
available-for-sale securities	266.1	(47.9)	151.2
Sales inducements adjustment on
available-for-sale securities	9.2	(6.7)	-
Other investments	(3.2)	11.2	13.4
Subtotal	(185.1)	(114.0)	82.8
Deferred income taxes	66.7	43.5	(27.9)
Net unrealized capital (losses) gains	$(118.4)	$(70.5)	$54.9

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding (losses) gains
arising during the year (1)	$(69.2)	$(26.8)	$125.9
Less: reclassification adjustment for gains
and other items included in
net income (2)	49.2	43.7	71.0
Net unrealized (losses) gains on securities	$(118.4)	$(70.5)	$54.9

(1)	Pretax unrealized holding (losses) gains arising during the year were $(108.2), $(41.2), and $193.7, for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for realized gains and other items included in net income were $76.9, $67.2, and $109.2, for the years ended December 31, 2005, 2004, and 2003, respectively.

15.	Reclassification and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the years ended December 31, 2004 and 2003 to reflect the correct balances, primarily related to realized gains and losses on derivatives, investment contracts, and short-term loans. The Company has labeled the Statements of Cash Flows for the years ended December 31, 2004 and 2003 as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised
Net cash provided by operating activities	$656.9	195.6	$852.5
Net cash used in investing activities	(3,179.8)	(120.6)	(3,300.4)
Net cash provided by financing activities	2,666.8	(75.0)	2,591.8

2003
Net cash provided by operating activities	$1,228.0	(126.3)	$1,101.7
Net cash used in investing activities	(1,607.8)	(149.6)	(1,757.4)
Net cash provided by financing activities	245.8	275.9	521.7

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Separate Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Operations for the years ended December 31, 2005, 2004, and 2003
-	Balance Sheets as of December 31, 2005 and 2004
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004, and 2003
-	Statements of Cash Flows for the years ended December 31, 2005, 2004, and 2003
-	Notes to Financial Statements

EXHIBITS

(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)
(2)		N/A
(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc. (2)
	b.	Dealers Agreement (2)
	c.	Organizational Agreement (2)
	d.	Assignment Agreement for Organizational Agreement (2)
	e.	Amendment to the Distribution Agreement between ING USA and DSI (15)
(4)	a.	Form of Individual Deferred Combination Variable and Fixed Annuity Contract (7)
	b.	Form of Group Deferred Combination Variable and Fixed Annuity Contract (7)
	c.	Form of Individual Deferred Variable Annuity Contract (7)
	d.	Form of Deferred Combination Variable and Fixed Annuity Certificate (7)
	e.	Individual Retirement Annuity Rider (11)
	f.	ROTH Individual Retirement Annuity Rider (11)
	g.	Minimum Guaranteed Income Benefit Rider (01/05). (9)
	h.	Minimum Guaranteed Withdrawal Benefit Rider (14)
	i.	Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option (14)
	j.	Death Benefit Endorsement No. 1 (7% Solution Enhanced) (14)
	k.	Death Benefit Endorsement No. 2 (Ratchet Enhanced) (14)
	l.	Death Benefit Endorsement No. 3 (Standard) (14)
	m.	Death Benefit Endorsement No. 4 (Max 7 Enhanced) (14)
	n.	Death Benefit Endorsement No. 5 (Base Death Benefit) (14)
	o.	Death Benefit Endorsement No. 6 (Inforce Contracts) (14)
	p.	Earnings Enhancement Death Benefit Rider (8)
	q.	Simple Retirement Account Rider (11)

	r.	403(b) Retirement Annuity Rider (11)
	s.	Company Address and Name Change Endorsement (14)
	t.	Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (16)
(5)	a.	Deferred Variable Annuity Application. (13)
	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form (5)
(6)	a.	Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated 01/01/04 (14)
	b.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated 01/01/04 (14)
	c.	Resolution of the board of directors for Power of Attorney, dated 04/23/99 (4)
	d.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03 (14)
(7)		Not Applicable
(8)	a.	Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Insurance Trust (6)
	b.	Form of Participation Agreement between ING USA Annuity and Life Insurance Co. and ProFunds (8)
	c.	Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Products Trust. (10)
	d.	Participation Agreement between ING USA Annuity and Life Insurance Co. and Fidelity Distributors Corporation. (10)
	e.	Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Insurance Trust. (10)
	f.	Participation Agreement between ING USA Annuity and Life Insurance Co. and AIM Variable Insurance Funds, Inc. (10)
	g.	Form of Participation Agreement between ING USA Annuity and Life Insurance Co., American Funds Insurance Series and Capital Research and Management Company. (12)
	h.	Form of Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust and Aetna Life Insurance and Annuity Company effective July 20, 2001. (18)
	i.	Amendment to Participation Agreement by and among Franklin Templeton, ALIAC and Golden American Life Insurance Company effective January 2, 2002. (17)
	j.	Second Amendment to Participation Agreement by and among Franklin Templeton, ILIAC, IICA, GALIC and DSI effective December 10, 2003. (18)
	k.	Third Amendment to Participation Agreement by and among Franklin Templeton, ILIAC, IICA, ING USA Annuity and Life Insurance Company, DSI effective May 3, 2004. (18)
(9)		Opinion and Consent of Counsel
(10)		Consent of Independent Registered Public Accounting Firm.
(11)		Not Applicable
(12)		Not Applicable
(13)		Power of Attorney (19)

(1)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

(2)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

(3)

Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 30, 1998 (File Nos. 333-28679, 811-5626).

(4)

Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

(5)

Incorporated herein by reference to Post-Effective Amendment No.4 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on January 27, 2000 (File Nos. 333-28679, 811-5626).

(6)

Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28679, 811-5626).

(7)

Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-28679, 811-5626).

(8)

Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 24, 2001 (File Nos. 333-28679, 811-5626).

(9)

Incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 20, 2005 (File Nos. 333-28755, 811-5626).

(10)

Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 29, 2002 (File Nos. 033-23351, 811-5626).

(11)

Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 15, 2003 (File Nos. 033-23351, 811-5626).

(12)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Separate Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319).

(13)

Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on October 26, 2005 (File Nos. 333-28755, 811-5626).

(14)

Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 23, 2004 (File Nos. 333-28679, 811-5626).

(15)

Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(16)

Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 5, 2005 (File Nos. 333-28755, 811-5626).

(17)

Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-5626).

(18)

Incorporated herein by reference to Post-Effective Amendment No. 35 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 10, 2006 (File Nos. 333-28755, 811-5626).

(19)

Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING Life Insurance and Annuity Company (File No. 333-130833) as filed with the Securities and Exchange Commission on April 10, 2006.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout	1475 Dunwoody Drive West Chester, PA 19380	President
Jacques de Vaucleroy	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director and Senior Vice President
Catherine H. Smith	151 Farmington Avenue Hartford, CT 06156	Director
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55402	Senior Vice President
James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Kathleen A. Murphy	151 Farmington Avenue Hartford, CT 06156	Director
Thomas J. McInerney	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director and Chairman
Andrew D. Chua	1290 Broadway Denver, CO 80203	President, ING Institutional Markets
David A. Wheat	5780 Powers Ferry Road Atlanta, GA 30327-4390	CFO, Director and Executive Vice President
Steven T. Pierson	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55402	Secretary

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 033-81216) as filed April 11, 2006.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2006, there are 260,012 qualified contract owners and 206,266 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director
Matthew J. Rider	Director
Shaun P. Mathews 151 Farmington Avenue Hartford, CT 06156	Executive Vice President

Kimberly Anderson 7337 E Doubletree Ranch Rd. Scottsdale, AZ 85258	Senior Vice President
James M. Hennessey 7337 E Doubletree Ranch Rd. Scottsdale, AZ 85258	Senior Vice President
Laurie M. Tillinghast 151 Farmington Avenue Hartford, CT 06156	Senior Vice President
Stanley D. Vyner 230 Park Ave., 13th Floor New York, NY 10169	Senior Vice President
Anita F. Woods 5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer
Beth G. Shanker 1290 Broadway Denver, CO 80203	Chief Compliance Officer
Joseph M. O’Donnell 7337 E Doubletree Ranch Rd. Scottsdale, AZ 85258	Investment Advisor Chief Compliance Officer
Julius A. Drelick, III 7337 E Doubletree Ranch Rd. Scottsdale, AZ 85258	Vice President
William A. Evans 151 Farmington Avenue Hartford, CT 06156	Vice President
Alyce L. Shaw	Vice President
David S. Pendergrass 5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Treasurer
Dawn M. Peck 5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President, Assistant Treasurer and Assistant Secretary
James A. Shuchart	General Counsel
Bruce Kuennen	Attorney-in-Fact
Joy M. Benner 20 Washington Avenue South Minneapolis, MN 55401	Secretary
Diana R. Cavender 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Randall K. Price 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Edwina P. J. Steffer 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
G. Stephen Wastek 7337 E Doubletree Ranch Rd. Scottsdale, AZ 85258	Assistant Secretary

(c)

Name of Principal Underwriter	2005 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
DSI	$378,135,000	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 10th day of April, 2006.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY (Depositor)

By:
Harry Stout*
President (principle executive officer)

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2006.

Signature	Title

President
Harry Stout*	(principle executive officer)

DIRECTORS

Chief Financial Officer
David A. Wheat*

Principal Accounting Officer
Steven T. Pierson*

Jacques de Vaucleroy*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

*Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

9	Opinion and Consent of Counsel	EX-99.B9
10	Consent of Independent Registered Public Accounting Firm	EX-99.B10